UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.74%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Portfolio Performance

	Class A $20,842	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,538	$10,450
12/2017	$14,242	$13,291
12/2018	$11,819	$11,404
12/2019	$15,698	$13,857
12/2020	$19,870	$15,334
12/2021	$19,720	$16,533
12/2022	$14,080	$13,887
12/2023	$16,697	$16,056
12/2024	$17,468	$16,945
12/2025	$20,842	$22,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class A	19.31%	0.96%	7.62%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	0.99%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Portfolio Performance

	Class B $20,315	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,505	$10,450
12/2017	$14,170	$13,291
12/2018	$11,734	$11,404
12/2019	$15,537	$13,857
12/2020	$19,617	$15,334
12/2021	$19,421	$16,533
12/2022	$13,825	$13,887
12/2023	$16,364	$16,056
12/2024	$17,077	$16,945
12/2025	$20,315	$22,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class B	18.96%	0.70%	7.34%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$98	0.89%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Portfolio Performance

	Class E $20,521	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,524	$10,450
12/2017	$14,199	$13,291
12/2018	$11,772	$11,404
12/2019	$15,605	$13,857
12/2020	$19,719	$15,334
12/2021	$19,541	$16,533
12/2022	$13,925	$13,887
12/2023	$16,496	$16,056
12/2024	$17,225	$16,945
12/2025	$20,521	$22,432

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class E	19.13%	0.80%	7.45%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Portfolio Performance

	Class A $12,647	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,312	$10,265
12/2017	$10,735	$10,628
12/2018	$10,697	$10,630
12/2019	$11,748	$11,556
12/2020	$12,758	$12,424
12/2021	$12,702	$12,232
12/2022	$10,906	$10,641
12/2023	$11,542	$11,229
12/2024	$11,716	$11,369
12/2025	$12,647	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class A	7.95%	(0.17%)	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	0.63%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Portfolio Performance

	Class B $12,335	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,286	$10,265
12/2017	$10,682	$10,628
12/2018	$10,617	$10,630
12/2019	$11,631	$11,556
12/2020	$12,600	$12,424
12/2021	$12,513	$12,232
12/2022	$10,716	$10,641
12/2023	$11,315	$11,229
12/2024	$11,455	$11,369
12/2025	$12,335	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class B	7.68%	(0.42%)	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$55	0.53%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Portfolio Performance

	Class E $12,459	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,298	$10,265
12/2017	$10,704	$10,628
12/2018	$10,648	$10,630
12/2019	$11,677	$11,556
12/2020	$12,663	$12,424
12/2021	$12,588	$12,232
12/2022	$10,792	$10,641
12/2023	$11,405	$11,229
12/2024	$11,559	$11,369
12/2025	$12,459	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class E	7.79%	(0.32%)	2.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.56%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Portfolio Performance

	Class A $43,366	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,009	$11,274	$10,708
12/2017	$13,404	$13,656	$13,943
12/2018	$13,729	$12,940	$13,732
12/2019	$18,240	$16,954	$18,729
12/2020	$25,657	$20,495	$25,938
12/2021	$31,096	$25,754	$33,096
12/2022	$19,401	$20,808	$23,453
12/2023	$29,026	$26,209	$33,462
12/2024	$38,312	$32,448	$44,623
12/2025	$43,366	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class A	13.19%	11.07%	15.80%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.81%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Portfolio Performance

	Class B $42,292	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,985	$11,274	$10,708
12/2017	$13,337	$13,656	$13,943
12/2018	$13,627	$12,940	$13,732
12/2019	$18,058	$16,954	$18,729
12/2020	$25,338	$20,495	$25,938
12/2021	$30,629	$25,754	$33,096
12/2022	$19,065	$20,808	$23,453
12/2023	$28,450	$26,209	$33,462
12/2024	$37,456	$32,448	$44,623
12/2025	$42,292	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class B	12.91%	10.79%	15.51%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$76	0.71%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Portfolio Performance

	Class E $42,722	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,994	$11,274	$10,708
12/2017	$13,365	$13,656	$13,943
12/2018	$13,668	$12,940	$13,732
12/2019	$18,132	$16,954	$18,729
12/2020	$25,463	$20,495	$25,938
12/2021	$30,815	$25,754	$33,096
12/2022	$19,205	$20,808	$23,453
12/2023	$28,679	$26,209	$33,462
12/2024	$37,801	$32,448	$44,623
12/2025	$42,722	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class E	13.02%	10.90%	15.63%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Portfolio Performance

	Class A $12,308	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,035	$10,265	$10,033
12/2017	$10,124	$10,628	$10,119
12/2018	$10,307	$10,630	$10,308
12/2019	$10,526	$11,556	$10,543
12/2020	$10,572	$12,424	$10,614
12/2021	$10,551	$12,232	$10,619
12/2022	$10,703	$10,641	$10,773
12/2023	$11,244	$11,229	$11,314
12/2024	$11,818	$11,369	$11,908
12/2025	$12,308	$12,199	$12,405

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class A	4.15%	3.09%	2.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.62%

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Portfolio Performance

	Class B $12,007	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,011	$10,265	$10,033
12/2017	$10,075	$10,628	$10,119
12/2018	$10,231	$10,630	$10,308
12/2019	$10,423	$11,556	$10,543
12/2020	$10,443	$12,424	$10,614
12/2021	$10,396	$12,232	$10,619
12/2022	$10,519	$10,641	$10,773
12/2023	$11,024	$11,229	$11,314
12/2024	$11,557	$11,369	$11,908
12/2025	$12,007	$12,199	$12,405

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class B	3.89%	2.83%	1.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	0.52%

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Portfolio Performance

	Class E $12,125	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,020	$10,265	$10,033
12/2017	$10,093	$10,628	$10,119
12/2018	$10,261	$10,630	$10,308
12/2019	$10,464	$11,556	$10,543
12/2020	$10,493	$12,424	$10,614
12/2021	$10,457	$12,232	$10,619
12/2022	$10,591	$10,641	$10,773
12/2023	$11,110	$11,229	$11,314
12/2024	$11,660	$11,369	$11,908
12/2025	$12,125	$12,199	$12,405

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class E	3.99%	2.93%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10	0.10%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio outperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity, large cap equity, and fixed income portfolios and offset the negative impacts by the underlying small cap and mid cap equity portfolios.

Top Contributors:

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

  The PIMCO Total Return Portfolio aided results over the period.

Top Detractors:

  The Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

  The JPMorgan Small Cap Value Portfolio had a negative impact on results. Positions in the Information Technology sector detracted.

  The Brighthouse/Artisan Mid Cap Value Portfolio further detracted from results and was negatively impacted from positions in the Communication Services, Health Care, and Real Estate sectors.

Portfolio Performance

	Class A $15,114	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Conservative Portfolio Index $13,264
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,476	$10,786	$10,209	$10,301
12/2017	$11,226	$13,372	$10,964	$10,891
12/2018	$10,955	$12,113	$10,832	$10,824
12/2019	$12,286	$15,335	$11,573	$11,704
12/2020	$13,477	$17,828	$12,637	$12,646
12/2021	$14,017	$21,133	$12,042	$12,625
12/2022	$12,259	$17,252	$10,086	$10,941
12/2023	$13,249	$21,082	$10,662	$11,700
12/2024	$13,807	$24,769	$10,482	$12,385
12/2025	$15,114	$30,302	$11,338	$13,264

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class A	9.47%	2.32%	4.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Conservative Portfolio Index	7.10%	0.96%	2.87%

Key Fund Statistics

Total Net Assets	$303,110,279
# of Portfolio Investments	34
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,189

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.7
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.2
Investment Grade Fixed Income	70.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.35%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio outperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity, large cap equity, and fixed income portfolios and offset the negative impacts by the underlying small cap and mid cap equity portfolios.

Top Contributors:

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

  The PIMCO Total Return Portfolio aided results over the period.

Top Detractors:

  The Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

  The JPMorgan Small Cap Value Portfolio had a negative impact on results. Positions in the Information Technology sector detracted.

  The Brighthouse/Artisan Mid Cap Value Portfolio further detracted from results and was negatively impacted from positions in the Communication Services, Health Care, and Real Estate sectors.

Portfolio Performance

	Class B $14,753	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Conservative Portfolio Index $13,264
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,453	$10,786	$10,209	$10,301
12/2017	$11,178	$13,372	$10,964	$10,891
12/2018	$10,886	$12,113	$10,832	$10,824
12/2019	$12,163	$15,335	$11,573	$11,704
12/2020	$13,321	$17,828	$12,637	$12,646
12/2021	$13,812	$21,133	$12,042	$12,625
12/2022	$12,059	$17,252	$10,086	$10,941
12/2023	$13,003	$21,082	$10,662	$11,700
12/2024	$13,504	$24,769	$10,482	$12,385
12/2025	$14,753	$30,302	$11,338	$13,264

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class B	9.25%	2.06%	3.97%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Conservative Portfolio Index	7.10%	0.96%	2.87%

Key Fund Statistics

Total Net Assets	$303,110,279
# of Portfolio Investments	34
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,189

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.7
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.2
Investment Grade Fixed Income	70.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$7	0.07%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio outperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity and large cap equity portfolios, and offset the negative impacts by the underlying fixed income portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

Top Detractors:

  The Western Asset Management U.S. Government Portfolio was a detractor to results.

  The BlackRock Bond Income Portfolio detracted from results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

Portfolio Performance

	Class A $17,830	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Conservative Portfolio Index $16,491
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,633	$10,786	$10,209	$10,565
12/2017	$11,804	$13,372	$10,964	$11,718
12/2018	$11,302	$12,113	$10,832	$11,349
12/2019	$13,104	$15,335	$11,573	$12,954
12/2020	$14,587	$17,828	$12,637	$14,259
12/2021	$15,708	$21,133	$12,042	$14,938
12/2022	$13,566	$17,252	$10,086	$12,784
12/2023	$15,033	$21,082	$10,662	$14,038
12/2024	$15,955	$24,769	$10,482	$14,942
12/2025	$17,830	$30,302	$11,338	$16,491

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class A	11.75%	4.10%	5.95%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Conservative Portfolio Index	10.37%	2.95%	5.13%

Key Fund Statistics

Total Net Assets	$3,096,305,326
# of Portfolio Investments	38
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,969,560

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.7
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.2

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.4
High Yield Fixed Income	6.3
International Developed Market Equities	8.8
U.S. Large Cap Equities	21.4
Investment Grade Fixed Income	48.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio outperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity and large cap equity portfolios, and offset the negative impacts by the underlying fixed income portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

Top Detractors:

  The Western Asset Management U.S. Government Portfolio was a detractor to results.

  The BlackRock Bond Income Portfolio detracted from results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

Portfolio Performance

	Class B $17,385	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Conservative Portfolio Index $16,491
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,609	$10,786	$10,209	$10,565
12/2017	$11,738	$13,372	$10,964	$11,718
12/2018	$11,221	$12,113	$10,832	$11,349
12/2019	$12,971	$15,335	$11,573	$12,954
12/2020	$14,403	$17,828	$12,637	$14,259
12/2021	$15,472	$21,133	$12,042	$14,938
12/2022	$13,331	$17,252	$10,086	$12,784
12/2023	$14,733	$21,082	$10,662	$14,038
12/2024	$15,592	$24,769	$10,482	$14,942
12/2025	$17,385	$30,302	$11,338	$16,491

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class B	11.50%	3.84%	5.69%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Conservative Portfolio Index	10.37%	2.95%	5.13%

Key Fund Statistics

Total Net Assets	$3,096,305,326
# of Portfolio Investments	38
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,969,560

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.7
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.2

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.4
High Yield Fixed Income	6.3
International Developed Market Equities	8.8
U.S. Large Cap Equities	21.4
Investment Grade Fixed Income	48.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity portfolios and offset the negative impacts by the underlying fixed income and small cap equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Portfolio Performance

	Class A $21,065	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,747	$10,786	$10,209	$10,767
12/2017	$12,351	$13,372	$10,964	$12,397
12/2018	$11,619	$12,113	$10,832	$11,752
12/2019	$13,925	$15,335	$11,573	$13,938
12/2020	$15,887	$17,828	$12,637	$15,643
12/2021	$17,662	$21,133	$12,042	$17,114
12/2022	$14,982	$17,252	$10,086	$14,553
12/2023	$17,069	$21,082	$10,662	$16,401
12/2024	$18,484	$24,769	$10,482	$17,803
12/2025	$21,065	$30,302	$11,338	$20,263

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class A	13.96%	5.80%	7.73%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Key Fund Statistics

Total Net Assets	$8,692,423,363
# of Portfolio Investments	39
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$4,768,792

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.0
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.7
Global Equities	4.0
High Yield Fixed Income	4.4
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.1
Investment Grade Fixed Income	30.9
U.S. Large Cap Equities	31.5

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.31%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity portfolios and offset the negative impacts by the underlying fixed income and small cap equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Portfolio Performance

	Class B $20,548	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,711	$10,786	$10,209	$10,767
12/2017	$12,288	$13,372	$10,964	$12,397
12/2018	$11,536	$12,113	$10,832	$11,752
12/2019	$13,776	$15,335	$11,573	$13,938
12/2020	$15,684	$17,828	$12,637	$15,643
12/2021	$17,395	$21,133	$12,042	$17,114
12/2022	$14,728	$17,252	$10,086	$14,553
12/2023	$16,730	$21,082	$10,662	$16,401
12/2024	$18,062	$24,769	$10,482	$17,803
12/2025	$20,548	$30,302	$11,338	$20,263

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class B	13.77%	5.55%	7.47%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Key Fund Statistics

Total Net Assets	$8,692,423,363
# of Portfolio Investments	39
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$4,768,792

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.0
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.7
Global Equities	4.0
High Yield Fixed Income	4.4
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.1
Investment Grade Fixed Income	30.9
U.S. Large Cap Equities	31.5

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying fixed income, large cap equity, and  small cap equity portfolios and offset the positive impacts by the underlying international equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results over the period from positions in the Information Technology, Financials, and Consumer Discretionary sectors.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Portfolio Performance

	Class A $24,759	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,843	$10,786	$10,209	$10,931
12/2017	$12,951	$13,372	$10,964	$13,016
12/2018	$11,927	$12,113	$10,832	$12,062
12/2019	$14,794	$15,335	$11,573	$14,817
12/2020	$17,310	$17,828	$12,637	$16,912
12/2021	$19,884	$21,133	$12,042	$19,288
12/2022	$16,363	$17,252	$10,086	$16,282
12/2023	$19,227	$21,082	$10,662	$18,820
12/2024	$21,360	$24,769	$10,482	$20,935
12/2025	$24,759	$30,302	$11,338	$24,436

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class A	15.91%	7.42%	9.49%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Key Fund Statistics

Total Net Assets	$8,114,265,459
# of Portfolio Investments	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,419,736

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Invesco Comstock Portfolio, Class A	5.3
Harris Oakmark International Portfolio, Class A	4.8
Jennison Growth Portfolio, Class A	4.7
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3

Asset Allocation

Value	Value
International Fixed Income	1.7
U.S. Mid Cap Equities	2.5
Real Estate Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.4
Investment Grade Fixed Income	13.7
International Developed Market Equities	18.9
U.S. Large Cap Equities	41.3

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.31%

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying fixed income, large cap equity, and  small cap equity portfolios and offset the positive impacts by the underlying international equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results over the period from positions in the Information Technology, Financials, and Consumer Discretionary sectors.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Portfolio Performance

	Class B $24,156	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,814	$10,786	$10,209	$10,931
12/2017	$12,886	$13,372	$10,964	$13,016
12/2018	$11,841	$12,113	$10,832	$12,062
12/2019	$14,650	$15,335	$11,573	$14,817
12/2020	$17,082	$17,828	$12,637	$16,912
12/2021	$19,594	$21,133	$12,042	$19,288
12/2022	$16,073	$17,252	$10,086	$16,282
12/2023	$18,854	$21,082	$10,662	$18,820
12/2024	$20,890	$24,769	$10,482	$20,935
12/2025	$24,156	$30,302	$11,338	$24,436

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class B	15.63%	7.18%	9.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Key Fund Statistics

Total Net Assets	$8,114,265,459
# of Portfolio Investments	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,419,736

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Invesco Comstock Portfolio, Class A	5.3
Harris Oakmark International Portfolio, Class A	4.8
Jennison Growth Portfolio, Class A	4.7
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3

Asset Allocation

Value	Value
International Fixed Income	1.7
U.S. Mid Cap Equities	2.5
Real Estate Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.4
Investment Grade Fixed Income	13.7
International Developed Market Equities	18.9
U.S. Large Cap Equities	41.3

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Portfolio Performance

	Class A $22,242	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,296	$11,274	$12,000
12/2017	$13,873	$13,656	$13,601
12/2018	$12,041	$12,940	$11,930
12/2019	$14,901	$16,954	$15,158
12/2020	$15,832	$20,495	$15,910
12/2021	$20,092	$25,754	$20,419
12/2022	$17,556	$20,808	$17,962
12/2023	$20,809	$26,209	$20,246
12/2024	$21,844	$32,448	$22,892
12/2025	$22,242	$38,012	$25,421

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class A	1.82%	7.04%	8.32%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	1.03%

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Portfolio Performance

	Class B $21,693	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,265	$11,274	$12,000
12/2017	$13,803	$13,656	$13,601
12/2018	$11,951	$12,940	$11,930
12/2019	$14,752	$16,954	$15,158
12/2020	$15,635	$20,495	$15,910
12/2021	$19,791	$25,754	$20,419
12/2022	$17,251	$20,808	$17,962
12/2023	$20,397	$26,209	$20,246
12/2024	$21,358	$32,448	$22,892
12/2025	$21,693	$38,012	$25,421

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class B	1.57%	6.77%	8.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.93%

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Portfolio Performance

	Class E $21,911	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,278	$11,274	$12,000
12/2017	$13,831	$13,656	$13,601
12/2018	$11,987	$12,940	$11,930
12/2019	$14,812	$16,954	$15,158
12/2020	$15,714	$20,495	$15,910
12/2021	$19,911	$25,754	$20,419
12/2022	$17,372	$20,808	$17,962
12/2023	$20,561	$26,209	$20,246
12/2024	$21,551	$32,448	$22,892
12/2025	$21,911	$38,012	$25,421

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class E	1.67%	6.88%	8.16%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.78%

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index over the 12-month period ending December 31, 2025. The Portfolio returned 36.29%, net of fees, for the year ending December 31, 2025, outperforming the MSCI World ex-U.S. Small Cap Index by 2.22%. Stocks outside the U.S. delivered strong returns with developed markets up 32.18%, as measured by the MSCI World ex-USA Investable Market Index in 2025 and emerging markets, as measured by the MSCI Emerging Markets IMI Index, up 31.38%. Markets reacted favorably to interest rate cuts from central banks, and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets.

Top Contributors:

  The Portfolio's exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance, as these stocks underperformed over the period.

  The Portfolio's focus on small cap stocks contributed positively to relative performance.

  Additionally, the Portfolio's exclusion of Real Estate Investment Trusts contributed positively to relative performance.

Top Detractors:

  The Portfolio's lesser allocation to Israel detracted from relative performance.

  The Portfolio's allocation to Consumer Discretionary detracted from relative performance.

Portfolio Performance

	Class A $22,407	MSCI All Country World ex-U.S. Index $22,432	MSCI World ex-U.S. Small Cap Index $21,693
12/2015	$10,000	$10,000	$10,000
12/2016	$10,600	$10,450	$10,432
12/2017	$13,867	$13,291	$13,669
12/2018	$11,043	$11,404	$11,199
12/2019	$13,616	$13,857	$14,044
12/2020	$14,857	$15,334	$15,839
12/2021	$16,961	$16,533	$17,604
12/2022	$13,997	$13,887	$13,980
12/2023	$15,914	$16,056	$15,745
12/2024	$16,441	$16,945	$16,180
12/2025	$22,407	$22,432	$21,693

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class A	36.29%	8.56%	8.40%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%
MSCI World ex-U.S. Small Cap Index	34.07%	6.49%	8.05%

Key Fund Statistics

Total Net Assets	$471,338,570
# of Portfolio Investments	3,249
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,064,601

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BAWAG Group AG	0.5
Swiss Prime Site AG	0.5
IAMGOLD Corp.	0.4
Swissquote Group Holding SA	0.4
Eldorado Gold Corp.	0.4
SPIE SA	0.4
Finning International, Inc.	0.4
Rexel SA	0.4
Hudbay Minerals, Inc.	0.4
Aritzia, Inc.	0.4

Top 10 Sectors

Value	Value
Utilities	3.4
Real Estate	4.4
Health Care	4.7
Energy	4.8
Consumer Staples	5.4
Information Technology	7.1
Consumer Discretionary	12.1
Financials	13.9
Materials	14.6
Industrials	25.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.9
Italy	3.7
France	5.4
Germany	6.3
Australia	6.3
Switzerland	7.7
United Kingdom	10.5
Canada	11.9
Japan	22.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.03%

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index over the 12-month period ending December 31, 2025. The Portfolio returned 36.29%, net of fees, for the year ending December 31, 2025, outperforming the MSCI World ex-U.S. Small Cap Index by 2.22%. Stocks outside the U.S. delivered strong returns with developed markets up 32.18%, as measured by the MSCI World ex-USA Investable Market Index in 2025 and emerging markets, as measured by the MSCI Emerging Markets IMI Index, up 31.38%. Markets reacted favorably to interest rate cuts from central banks, and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets.

Top Contributors:

  The Portfolio's exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance, as these stocks underperformed over the period.

  The Portfolio's focus on small cap stocks contributed positively to relative performance.

  Additionally, the Portfolio's exclusion of Real Estate Investment Trusts contributed positively to relative performance.

Top Detractors:

  The Portfolio's lesser allocation to Israel detracted from relative performance.

  The Portfolio's allocation to Consumer Discretionary detracted from relative performance.

Portfolio Performance

	Class B $21,864	MSCI All Country World ex-U.S. Index $22,432	MSCI World ex-U.S. Small Cap Index $21,693
12/2015	$10,000	$10,000	$10,000
12/2016	$10,583	$10,450	$10,432
12/2017	$13,805	$13,291	$13,669
12/2018	$10,966	$11,404	$11,199
12/2019	$13,492	$13,857	$14,044
12/2020	$14,678	$15,334	$15,839
12/2021	$16,712	$16,533	$17,604
12/2022	$13,754	$13,887	$13,980
12/2023	$15,613	$16,056	$15,745
12/2024	$16,095	$16,945	$16,180
12/2025	$21,864	$22,432	$21,693

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class B	35.85%	8.30%	8.14%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%
MSCI World ex-U.S. Small Cap Index	34.07%	6.49%	8.05%

Key Fund Statistics

Total Net Assets	$471,338,570
# of Portfolio Investments	3,249
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,064,601

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BAWAG Group AG	0.5
Swiss Prime Site AG	0.5
IAMGOLD Corp.	0.4
Swissquote Group Holding SA	0.4
Eldorado Gold Corp.	0.4
SPIE SA	0.4
Finning International, Inc.	0.4
Rexel SA	0.4
Hudbay Minerals, Inc.	0.4
Aritzia, Inc.	0.4

Top 10 Sectors

Value	Value
Utilities	3.4
Real Estate	4.4
Health Care	4.7
Energy	4.8
Consumer Staples	5.4
Information Technology	7.1
Consumer Discretionary	12.1
Financials	13.9
Materials	14.6
Industrials	25.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.9
Italy	3.7
France	5.4
Germany	6.3
Australia	6.3
Switzerland	7.7
United Kingdom	10.5
Canada	11.9
Japan	22.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Portfolio Performance

	Class A $24,590	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,699	$11,196	$10,265
12/2017	$12,319	$13,640	$10,628
12/2018	$11,856	$13,042	$10,630
12/2019	$14,582	$17,149	$11,556
12/2020	$17,166	$20,304	$12,424
12/2021	$19,573	$26,132	$12,232
12/2022	$16,231	$21,399	$10,641
12/2023	$19,169	$27,025	$11,229
12/2024	$21,826	$33,786	$11,369
12/2025	$24,590	$39,827	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class A	12.67%	7.45%	9.41%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$79	0.74%

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Portfolio Performance

	Class B $23,990	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,674	$11,196	$10,265
12/2017	$12,259	$13,640	$10,628
12/2018	$11,768	$13,042	$10,630
12/2019	$14,441	$17,149	$11,556
12/2020	$16,961	$20,304	$12,424
12/2021	$19,289	$26,132	$12,232
12/2022	$15,951	$21,399	$10,641
12/2023	$18,802	$27,025	$11,229
12/2024	$21,348	$33,786	$11,369
12/2025	$23,990	$39,827	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class B	12.38%	7.18%	9.14%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$68	0.64%

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Portfolio Performance

	Class E $24,226	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,683	$11,196	$10,265
12/2017	$12,280	$13,640	$10,628
12/2018	$11,804	$13,042	$10,630
12/2019	$14,501	$17,149	$11,556
12/2020	$17,043	$20,304	$12,424
12/2021	$19,405	$26,132	$12,232
12/2022	$16,055	$21,399	$10,641
12/2023	$18,941	$27,025	$11,229
12/2024	$21,531	$33,786	$11,369
12/2025	$24,226	$39,827	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class E	12.51%	7.29%	9.25%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.59%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Portfolio Performance

	Class A $27,708	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,734	$11,274	$11,205
12/2017	$12,781	$13,656	$13,636
12/2018	$12,770	$12,940	$12,983
12/2019	$16,721	$16,954	$17,063
12/2020	$18,605	$20,495	$20,640
12/2021	$23,150	$25,754	$26,101
12/2022	$21,974	$20,808	$21,108
12/2023	$23,657	$26,209	$26,708
12/2024	$25,695	$32,448	$33,255
12/2025	$27,708	$38,012	$39,030

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class A	7.83%	8.29%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$87	0.84%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Portfolio Performance

	Class B $27,023	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,706	$11,274	$11,205
12/2017	$12,719	$13,656	$13,636
12/2018	$12,674	$12,940	$12,983
12/2019	$16,558	$16,954	$17,063
12/2020	$18,375	$20,495	$20,640
12/2021	$22,804	$25,754	$26,101
12/2022	$21,594	$20,808	$21,108
12/2023	$23,188	$26,209	$26,708
12/2024	$25,128	$32,448	$33,255
12/2025	$27,023	$38,012	$39,030

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class B	7.54%	8.02%	10.45%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$77	0.74%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Portfolio Performance

	Class E $27,289	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,715	$11,274	$11,205
12/2017	$12,742	$13,656	$13,636
12/2018	$12,711	$12,940	$12,983
12/2019	$16,622	$16,954	$17,063
12/2020	$18,464	$20,495	$20,640
12/2021	$22,938	$25,754	$26,101
12/2022	$21,742	$20,808	$21,108
12/2023	$23,371	$26,209	$26,708
12/2024	$25,349	$32,448	$33,255
12/2025	$27,289	$38,012	$39,030

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class E	7.65%	8.13%	10.56%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Portfolio Performance

	Class A $26,302	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,540	$11,274	$10,733
12/2017	$13,203	$13,656	$13,445
12/2018	$12,458	$12,940	$12,806
12/2019	$16,585	$16,954	$17,348
12/2020	$21,841	$20,495	$23,522
12/2021	$25,048	$25,754	$26,516
12/2022	$17,998	$20,808	$19,431
12/2023	$21,238	$26,209	$24,457
12/2024	$25,012	$32,448	$29,863
12/2025	$26,302	$38,012	$32,448

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class A	5.16%	3.79%	10.15%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$96	0.94%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Portfolio Performance

	Class B $25,655	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,516	$11,274	$10,733
12/2017	$13,138	$13,656	$13,445
12/2018	$12,363	$12,940	$12,806
12/2019	$16,422	$16,954	$17,348
12/2020	$21,576	$20,495	$23,522
12/2021	$24,680	$25,754	$26,516
12/2022	$17,687	$20,808	$19,431
12/2023	$20,823	$26,209	$24,457
12/2024	$24,457	$32,448	$29,863
12/2025	$25,655	$38,012	$32,448

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class B	4.90%	3.52%	9.88%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class D

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$81	0.79%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Portfolio Performance

	Class D $26,041	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,529	$11,274	$10,733
12/2017	$13,176	$13,656	$13,445
12/2018	$12,417	$12,940	$12,806
12/2019	$16,516	$16,954	$17,348
12/2020	$21,734	$20,495	$23,522
12/2021	$24,894	$25,754	$26,516
12/2022	$17,871	$20,808	$19,431
12/2023	$21,066	$26,209	$24,457
12/2024	$24,783	$32,448	$29,863
12/2025	$26,041	$38,012	$32,448

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class D	5.08%	3.68%	10.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$86	0.84%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Portfolio Performance

	Class E $25,920	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,525	$11,274	$10,733
12/2017	$13,165	$13,656	$13,445
12/2018	$12,403	$12,940	$12,806
12/2019	$16,486	$16,954	$17,348
12/2020	$21,683	$20,495	$23,522
12/2021	$24,822	$25,754	$26,516
12/2022	$17,810	$20,808	$19,431
12/2023	$20,987	$26,209	$24,457
12/2024	$24,672	$32,448	$29,863
12/2025	$25,920	$38,012	$32,448

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class E	5.06%	3.63%	9.99%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Portfolio Performance

	Class A $46,887	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,017	$11,274	$10,708
12/2017	$13,756	$13,656	$13,943
12/2018	$13,804	$12,940	$13,732
12/2019	$18,336	$16,954	$18,729
12/2020	$28,750	$20,495	$25,938
12/2021	$33,686	$25,754	$33,096
12/2022	$20,592	$20,808	$23,453
12/2023	$31,560	$26,209	$33,462
12/2024	$41,116	$32,448	$44,623
12/2025	$46,887	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class A	14.04%	10.28%	16.71%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$84	0.79%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Portfolio Performance

	Class B $45,716	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,987	$11,274	$10,708
12/2017	$13,681	$13,656	$13,943
12/2018	$13,697	$12,940	$13,732
12/2019	$18,147	$16,954	$18,729
12/2020	$28,378	$20,495	$25,938
12/2021	$33,177	$25,754	$33,096
12/2022	$20,230	$20,808	$23,453
12/2023	$30,925	$26,209	$33,462
12/2024	$40,201	$32,448	$44,623
12/2025	$45,716	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class B	13.72%	10.01%	16.41%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$74	0.69%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Portfolio Performance

	Class E $46,186	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,999	$11,274	$10,708
12/2017	$13,710	$13,656	$13,943
12/2018	$13,741	$12,940	$13,732
12/2019	$18,215	$16,954	$18,729
12/2020	$28,525	$20,495	$25,938
12/2021	$33,374	$25,754	$33,096
12/2022	$20,364	$20,808	$23,453
12/2023	$31,180	$26,209	$33,462
12/2024	$40,565	$32,448	$44,623
12/2025	$46,186	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class E	13.86%	10.12%	16.53%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Portfolio Performance

	Class A $24,617	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,927	$11,274	$12,131
12/2017	$13,745	$13,656	$13,908
12/2018	$12,223	$12,940	$12,376
12/2019	$15,345	$16,954	$15,535
12/2020	$17,197	$20,495	$18,636
12/2021	$20,971	$25,754	$21,397
12/2022	$17,812	$20,808	$17,024
12/2023	$20,923	$26,209	$19,906
12/2024	$23,380	$32,448	$22,203
12/2025	$24,617	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class A	5.29%	7.44%	9.43%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$118	1.15%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Portfolio Performance

	Class B $24,007	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,897	$11,274	$12,131
12/2017	$13,677	$13,656	$13,908
12/2018	$12,132	$12,940	$12,376
12/2019	$15,192	$16,954	$15,535
12/2020	$16,983	$20,495	$18,636
12/2021	$20,658	$25,754	$21,397
12/2022	$17,502	$20,808	$17,024
12/2023	$20,509	$26,209	$19,906
12/2024	$22,859	$32,448	$22,203
12/2025	$24,007	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class B	5.02%	7.17%	9.15%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$108	1.05%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Portfolio Performance

	Class E $24,249	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,909	$11,274	$12,131
12/2017	$13,704	$13,656	$13,908
12/2018	$12,169	$12,940	$12,376
12/2019	$15,253	$16,954	$15,535
12/2020	$17,068	$20,495	$18,636
12/2021	$20,783	$25,754	$21,397
12/2022	$17,626	$20,808	$17,024
12/2023	$20,673	$26,209	$19,906
12/2024	$23,066	$32,448	$22,203
12/2025	$24,249	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class E	5.13%	7.28%	9.26%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Portfolio Performance

	Class A $26,213	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,621	$11,274	$11,132
12/2017	$13,493	$13,656	$13,599
12/2018	$13,568	$12,940	$12,334
12/2019	$17,215	$16,954	$15,847
12/2020	$23,127	$20,495	$21,335
12/2021	$25,440	$25,754	$21,939
12/2022	$19,599	$20,808	$16,157
12/2023	$21,933	$26,209	$19,171
12/2024	$25,197	$32,448	$22,077
12/2025	$26,213	$38,012	$24,949

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class A	4.03%	2.54%	10.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$116	1.14%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Portfolio Performance

	Class B $25,570	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,605	$11,274	$11,132
12/2017	$13,434	$13,656	$13,599
12/2018	$13,472	$12,940	$12,334
12/2019	$17,043	$16,954	$15,847
12/2020	$22,845	$20,495	$21,335
12/2021	$25,071	$25,754	$21,939
12/2022	$19,279	$20,808	$16,157
12/2023	$21,505	$26,209	$19,171
12/2024	$24,650	$32,448	$22,077
12/2025	$25,570	$38,012	$24,949

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class B	3.73%	2.28%	9.84%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$106	1.04%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Portfolio Performance

	Class E $25,825	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,616	$11,274	$11,132
12/2017	$13,454	$13,656	$13,599
12/2018	$13,511	$12,940	$12,334
12/2019	$17,116	$16,954	$15,847
12/2020	$22,960	$20,495	$21,335
12/2021	$25,225	$25,754	$21,939
12/2022	$19,407	$20,808	$16,157
12/2023	$21,681	$26,209	$19,171
12/2024	$24,878	$32,448	$22,077
12/2025	$25,825	$38,012	$24,949

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class E	3.80%	2.38%	9.95%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.26%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Portfolio Performance

	Class A $11,897	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,235	$10,265
12/2017	$10,569	$10,628
12/2018	$10,550	$10,630
12/2019	$11,461	$11,556
12/2020	$12,288	$12,424
12/2021	$12,051	$12,232
12/2022	$10,473	$10,641
12/2023	$11,017	$11,229
12/2024	$11,115	$11,369
12/2025	$11,897	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class A	7.04%	(0.64%)	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	0.51%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Portfolio Performance

	Class B $11,615	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,214	$10,265
12/2017	$10,517	$10,628
12/2018	$10,469	$10,630
12/2019	$11,342	$11,556
12/2020	$12,138	$12,424
12/2021	$11,868	$12,232
12/2022	$10,288	$10,641
12/2023	$10,805	$11,229
12/2024	$10,875	$11,369
12/2025	$11,615	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class B	6.80%	(0.88%)	1.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.41%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Portfolio Performance

	Class E $11,730	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,219	$10,265
12/2017	$10,537	$10,628
12/2018	$10,502	$10,630
12/2019	$11,385	$11,556
12/2020	$12,193	$12,424
12/2021	$11,940	$12,232
12/2022	$10,358	$10,641
12/2023	$10,881	$11,229
12/2024	$10,961	$11,369
12/2025	$11,730	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class E	7.01%	(0.77%)	1.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$58	0.56%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Portfolio Performance

	Class G $11,562	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,209	$10,265
12/2017	$10,508	$10,628
12/2018	$10,457	$10,630
12/2019	$11,329	$11,556
12/2020	$12,110	$12,424
12/2021	$11,836	$12,232
12/2022	$10,258	$10,641
12/2023	$10,761	$11,229
12/2024	$10,827	$11,369
12/2025	$11,562	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class G	6.79%	(0.92%)	1.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.30%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Portfolio Performance

	Class A $26,979	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,043	$11,274	$12,074
12/2017	$13,964	$13,656	$14,035
12/2018	$12,386	$12,940	$12,480
12/2019	$15,599	$16,954	$15,749
12/2020	$17,689	$20,495	$17,900
12/2021	$22,004	$25,754	$22,332
12/2022	$19,087	$20,808	$19,416
12/2023	$22,157	$26,209	$22,607
12/2024	$25,169	$32,448	$25,756
12/2025	$26,979	$38,012	$27,688

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class A	7.19%	8.81%	10.43%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	0.55%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Portfolio Performance

	Class B $26,306	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,014	$11,274	$12,074
12/2017	$13,891	$13,656	$14,035
12/2018	$12,293	$12,940	$12,480
12/2019	$15,435	$16,954	$15,749
12/2020	$17,466	$20,495	$17,900
12/2021	$21,669	$25,754	$22,332
12/2022	$18,758	$20,808	$19,416
12/2023	$21,715	$26,209	$22,607
12/2024	$24,617	$32,448	$25,756
12/2025	$26,306	$38,012	$27,688

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class B	6.86%	8.54%	10.16%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.45%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Portfolio Performance

	Class E $26,577	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,026	$11,274	$12,074
12/2017	$13,926	$13,656	$14,035
12/2018	$12,332	$12,940	$12,480
12/2019	$15,511	$16,954	$15,749
12/2020	$17,561	$20,495	$17,900
12/2021	$21,816	$25,754	$22,332
12/2022	$18,892	$20,808	$19,416
12/2023	$21,898	$26,209	$22,607
12/2024	$24,839	$32,448	$25,756
12/2025	$26,577	$38,012	$27,688

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class E	7.00%	8.64%	10.27%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$62	0.60%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Portfolio Performance

	Class G $26,180	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,008	$11,274	$12,074
12/2017	$13,882	$13,656	$14,035
12/2018	$12,276	$12,940	$12,480
12/2019	$15,412	$16,954	$15,749
12/2020	$17,426	$20,495	$17,900
12/2021	$21,609	$25,754	$22,332
12/2022	$18,691	$20,808	$19,416
12/2023	$21,636	$26,209	$22,607
12/2024	$24,509	$32,448	$25,756
12/2025	$26,180	$38,012	$27,688

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class G	6.82%	8.48%	10.10%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.36%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Portfolio Performance

	Class A $21,663	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,134	$10,100
12/2017	$12,657	$12,628
12/2018	$10,897	$10,887
12/2019	$13,287	$13,284
12/2020	$14,329	$14,322
12/2021	$15,866	$15,935
12/2022	$13,569	$13,632
12/2023	$16,002	$16,118
12/2024	$16,533	$16,735
12/2025	$21,663	$21,959

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class A	31.02%	8.62%	8.04%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$70	0.61%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Portfolio Performance

	Class B $21,116	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,100	$10,100
12/2017	$12,585	$12,628
12/2018	$10,813	$10,887
12/2019	$13,144	$13,284
12/2020	$14,139	$14,322
12/2021	$15,621	$15,935
12/2022	$13,334	$13,632
12/2023	$15,685	$16,118
12/2024	$16,156	$16,735
12/2025	$21,116	$21,959

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class B	30.70%	8.35%	7.76%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$59	0.51%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Portfolio Performance

	Class E $21,328	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,108	$10,100
12/2017	$12,613	$12,628
12/2018	$10,840	$10,887
12/2019	$13,200	$13,284
12/2020	$14,218	$14,322
12/2021	$15,717	$15,935
12/2022	$13,422	$13,632
12/2023	$15,805	$16,118
12/2024	$16,308	$16,735
12/2025	$21,328	$21,959

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class E	30.78%	8.45%	7.87%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$76	0.66%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Portfolio Performance

	Class G $21,026	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,097	$10,100
12/2017	$12,575	$12,628
12/2018	$10,799	$10,887
12/2019	$13,129	$13,284
12/2020	$14,116	$14,322
12/2021	$15,577	$15,935
12/2022	$13,293	$13,632
12/2023	$15,630	$16,118
12/2024	$16,086	$16,735
12/2025	$21,026	$21,959

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class G	30.71%	8.30%	7.71%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.30%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Portfolio Performance

	Class A $24,890	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,128	$11,274	$12,131
12/2017	$13,907	$13,656	$13,908
12/2018	$12,382	$12,940	$12,376
12/2019	$15,554	$16,954	$15,535
12/2020	$18,606	$20,495	$18,636
12/2021	$21,308	$25,754	$21,397
12/2022	$16,997	$20,808	$17,024
12/2023	$19,853	$26,209	$19,906
12/2024	$22,094	$32,448	$22,203
12/2025	$24,890	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class A	12.66%	5.99%	9.55%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$58	0.55%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Portfolio Performance

	Class B $24,266	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,096	$11,274	$12,131
12/2017	$13,837	$13,656	$13,908
12/2018	$12,290	$12,940	$12,376
12/2019	$15,400	$16,954	$15,535
12/2020	$18,379	$20,495	$18,636
12/2021	$20,994	$25,754	$21,397
12/2022	$16,704	$20,808	$17,024
12/2023	$19,461	$26,209	$19,906
12/2024	$21,601	$32,448	$22,203
12/2025	$24,266	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class B	12.33%	5.71%	9.27%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.45%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Portfolio Performance

	Class E $24,502	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,109	$11,274	$12,131
12/2017	$13,864	$13,656	$13,908
12/2018	$12,328	$12,940	$12,376
12/2019	$15,460	$16,954	$15,535
12/2020	$18,466	$20,495	$18,636
12/2021	$21,109	$25,754	$21,397
12/2022	$16,818	$20,808	$17,024
12/2023	$19,617	$26,209	$19,906
12/2024	$21,782	$32,448	$22,203
12/2025	$24,502	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class E	12.49%	5.82%	9.38%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$64	0.60%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Portfolio Performance

	Class G $24,150	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,092	$11,274	$12,131
12/2017	$13,821	$13,656	$13,908
12/2018	$12,273	$12,940	$12,376
12/2019	$15,366	$16,954	$15,535
12/2020	$18,325	$20,495	$18,636
12/2021	$20,926	$25,754	$21,397
12/2022	$16,644	$20,808	$17,024
12/2023	$19,384	$26,209	$19,906
12/2024	$21,492	$32,448	$22,203
12/2025	$24,150	$38,012	$25,047

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class G	12.37%	5.68%	9.22%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.27%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Portfolio Performance

	Class A $38,831	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,167	$11,196
12/2017	$13,572	$13,640
12/2018	$12,948	$13,042
12/2019	$16,981	$17,149
12/2020	$20,055	$20,304
12/2021	$25,742	$26,132
12/2022	$21,032	$21,399
12/2023	$26,488	$27,025
12/2024	$33,023	$33,786
12/2025	$38,831	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class A	17.59%	14.13%	14.53%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	0.52%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Portfolio Performance

	Class B $37,867	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,138	$11,196
12/2017	$13,503	$13,640
12/2018	$12,851	$13,042
12/2019	$16,809	$17,149
12/2020	$19,805	$20,304
12/2021	$25,358	$26,132
12/2022	$20,665	$21,399
12/2023	$25,961	$27,025
12/2024	$32,287	$33,786
12/2025	$37,867	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class B	17.28%	13.84%	14.24%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class D

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$40	0.37%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Portfolio Performance

	Class D $38,439	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,154	$11,196
12/2017	$13,542	$13,640
12/2018	$12,907	$13,042
12/2019	$16,912	$17,149
12/2020	$19,953	$20,304
12/2021	$25,586	$26,132
12/2022	$20,883	$21,399
12/2023	$26,270	$27,025
12/2024	$32,725	$33,786
12/2025	$38,439	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class D	17.46%	14.01%	14.41%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.42%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Portfolio Performance

	Class E $38,251	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,150	$11,196
12/2017	$13,531	$13,640
12/2018	$12,892	$13,042
12/2019	$16,879	$17,149
12/2020	$19,906	$20,304
12/2021	$25,514	$26,132
12/2022	$20,812	$21,399
12/2023	$26,169	$27,025
12/2024	$32,579	$33,786
12/2025	$38,251	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class E	17.41%	13.95%	14.36%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$62	0.57%

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Portfolio Performance

	Class G $37,677	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,132	$11,196
12/2017	$13,490	$13,640
12/2018	$12,830	$13,042
12/2019	$16,777	$17,149
12/2020	$19,753	$20,304
12/2021	$25,283	$26,132
12/2022	$20,594	$21,399
12/2023	$25,856	$27,025
12/2024	$32,143	$33,786
12/2025	$37,677	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class G	17.22%	13.79%	14.18%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.62%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Portfolio Performance

	Class A $20,906	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,920	$10,265	$11,196
12/2017	$12,279	$10,628	$13,640
12/2018	$11,595	$10,630	$13,042
12/2019	$13,956	$11,556	$17,149
12/2020	$15,319	$12,424	$20,304
12/2021	$17,497	$12,232	$26,132
12/2022	$15,811	$10,641	$21,399
12/2023	$17,456	$11,229	$27,025
12/2024	$18,814	$11,369	$33,786
12/2025	$20,906	$12,199	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class A	11.11%	6.42%	7.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.87%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Portfolio Performance

	Class B $20,388	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,892	$10,265	$11,196
12/2017	$12,218	$10,628	$13,640
12/2018	$11,508	$10,630	$13,042
12/2019	$13,817	$11,556	$17,149
12/2020	$15,128	$12,424	$20,304
12/2021	$17,236	$12,232	$26,132
12/2022	$15,535	$10,641	$21,399
12/2023	$17,109	$11,229	$27,025
12/2024	$18,396	$11,369	$33,786
12/2025	$20,388	$12,199	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class B	10.83%	6.15%	7.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$81	0.77%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Portfolio Performance

	Class E $20,593	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,903	$10,265	$11,196
12/2017	$12,242	$10,628	$13,640
12/2018	$11,543	$10,630	$13,042
12/2019	$13,873	$11,556	$17,149
12/2020	$15,204	$12,424	$20,304
12/2021	$17,340	$12,232	$26,132
12/2022	$15,645	$10,641	$21,399
12/2023	$17,247	$11,229	$27,025
12/2024	$18,562	$11,369	$33,786
12/2025	$20,593	$12,199	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class E	10.94%	6.26%	7.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class F

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$86	0.82%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Portfolio Performance

	Class F $20,490	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,897	$10,265	$11,196
12/2017	$12,230	$10,628	$13,640
12/2018	$11,525	$10,630	$13,042
12/2019	$13,845	$11,556	$17,149
12/2020	$15,166	$12,424	$20,304
12/2021	$17,288	$12,232	$26,132
12/2022	$15,590	$10,641	$21,399
12/2023	$17,178	$11,229	$27,025
12/2024	$18,478	$11,369	$33,786
12/2025	$20,490	$12,199	$39,827

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class F	10.89%	6.20%	7.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.58%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Portfolio Performance

	Class A $26,585	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,439	$11,274	$11,734
12/2017	$13,498	$13,656	$13,337
12/2018	$12,141	$12,940	$12,235
12/2019	$15,800	$16,954	$15,482
12/2020	$16,425	$20,495	$15,915
12/2021	$20,621	$25,754	$19,919
12/2022	$19,388	$20,808	$18,418
12/2023	$20,968	$26,209	$20,529
12/2024	$23,466	$32,448	$23,478
12/2025	$26,585	$38,012	$27,213

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class A	13.29%	10.11%	10.27%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.83%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Portfolio Performance

	Class B $25,915	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,410	$11,274	$11,734
12/2017	$13,415	$13,656	$13,337
12/2018	$12,042	$12,940	$12,235
12/2019	$15,635	$16,954	$15,482
12/2020	$16,207	$20,495	$15,915
12/2021	$20,307	$25,754	$19,919
12/2022	$19,044	$20,808	$18,418
12/2023	$20,540	$26,209	$20,529
12/2024	$22,934	$32,448	$23,478
12/2025	$25,915	$38,012	$27,213

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class B	13.00%	9.84%	9.99%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class D

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$72	0.68%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Portfolio Performance

	Class D $26,311	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,423	$11,274	$11,734
12/2017	$13,458	$13,656	$13,337
12/2018	$12,103	$12,940	$12,235
12/2019	$15,729	$16,954	$15,482
12/2020	$16,335	$20,495	$15,915
12/2021	$20,488	$25,754	$19,919
12/2022	$19,254	$20,808	$18,418
12/2023	$20,795	$26,209	$20,529
12/2024	$23,247	$32,448	$23,478
12/2025	$26,311	$38,012	$27,213

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class D	13.18%	10.00%	10.16%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$78	0.73%

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Portfolio Performance

	Class E $26,178	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,420	$11,274	$11,734
12/2017	$13,453	$13,656	$13,337
12/2018	$12,080	$12,940	$12,235
12/2019	$15,705	$16,954	$15,482
12/2020	$16,293	$20,495	$15,915
12/2021	$20,432	$25,754	$19,919
12/2022	$19,186	$20,808	$18,418
12/2023	$20,716	$26,209	$20,529
12/2024	$23,143	$32,448	$23,478
12/2025	$26,178	$38,012	$27,213

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class E	13.11%	9.95%	10.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.81%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Portfolio Performance

	Class A $23,943	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,868	$11,274	$12,131	$13,174
12/2017	$13,738	$13,656	$13,908	$14,207
12/2018	$12,817	$12,940	$12,376	$12,379
12/2019	$16,621	$16,954	$15,535	$15,151
12/2020	$20,793	$20,495	$18,636	$15,853
12/2021	$24,622	$25,754	$21,397	$20,335
12/2022	$19,907	$20,808	$17,024	$17,390
12/2023	$22,998	$26,209	$19,906	$19,937
12/2024	$25,090	$32,448	$22,203	$21,543
12/2025	$23,943	$38,012	$25,047	$24,256

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class A	(4.57%)	2.86%	9.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$103	1.06%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Portfolio Performance

	Class B $23,363	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,839	$11,274	$12,131	$13,174
12/2017	$13,673	$13,656	$13,908	$14,207
12/2018	$12,718	$12,940	$12,376	$12,379
12/2019	$16,458	$16,954	$15,535	$15,151
12/2020	$20,533	$20,495	$18,636	$15,853
12/2021	$24,252	$25,754	$21,397	$20,335
12/2022	$19,566	$20,808	$17,024	$17,390
12/2023	$22,540	$26,209	$19,906	$19,937
12/2024	$24,527	$32,448	$22,203	$21,543
12/2025	$23,363	$38,012	$25,047	$24,256

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class B	(4.74%)	2.62%	8.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.96%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Portfolio Performance

	Class E $23,604	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,854	$11,274	$12,131	$13,174
12/2017	$13,705	$13,656	$13,908	$14,207
12/2018	$12,761	$12,940	$12,376	$12,379
12/2019	$16,524	$16,954	$15,535	$15,151
12/2020	$20,649	$20,495	$18,636	$15,853
12/2021	$24,408	$25,754	$21,397	$20,335
12/2022	$19,707	$20,808	$17,024	$17,390
12/2023	$22,731	$26,209	$19,906	$19,937
12/2024	$24,754	$32,448	$22,203	$21,543
12/2025	$23,604	$38,012	$25,047	$24,256

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class E	(4.64%)	2.71%	8.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Portfolio Performance

	Class A $38,349	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,176	$11,274	$10,708
12/2017	$13,621	$13,656	$13,943
12/2018	$13,493	$12,940	$13,732
12/2019	$17,675	$16,954	$18,729
12/2020	$24,206	$20,495	$25,938
12/2021	$29,101	$25,754	$33,096
12/2022	$17,326	$20,808	$23,453
12/2023	$25,436	$26,209	$33,462
12/2024	$33,145	$32,448	$44,623
12/2025	$38,349	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class A	15.70%	9.64%	14.39%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$85	0.79%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Portfolio Performance

	Class B $37,410	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,153	$11,274	$10,708
12/2017	$13,552	$13,656	$13,943
12/2018	$13,396	$12,940	$13,732
12/2019	$17,493	$16,954	$18,729
12/2020	$23,903	$20,495	$25,938
12/2021	$28,672	$25,754	$33,096
12/2022	$17,012	$20,808	$23,453
12/2023	$24,928	$26,209	$33,462
12/2024	$32,403	$32,448	$44,623
12/2025	$37,410	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class B	15.45%	9.37%	14.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$74	0.69%

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Portfolio Performance

	Class E $37,775	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,161	$11,274	$10,708
12/2017	$13,581	$13,656	$13,943
12/2018	$13,438	$12,940	$13,732
12/2019	$17,563	$16,954	$18,729
12/2020	$24,024	$20,495	$25,938
12/2021	$28,847	$25,754	$33,096
12/2022	$17,142	$20,808	$23,453
12/2023	$25,140	$26,209	$33,462
12/2024	$32,693	$32,448	$44,623
12/2025	$37,775	$38,012	$52,906

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class E	15.54%	9.47%	14.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Portfolio Performance

	Class A $28,099	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,174	$11,274	$11,344
12/2017	$13,731	$13,656	$13,778
12/2018	$12,832	$12,940	$12,533
12/2019	$17,087	$16,954	$16,231
12/2020	$21,246	$20,495	$22,222
12/2021	$23,724	$25,754	$24,781
12/2022	$18,468	$20,808	$18,299
12/2023	$22,451	$26,209	$22,373
12/2024	$25,476	$32,448	$25,135
12/2025	$28,099	$38,012	$28,332

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class A	10.30%	5.75%	10.88%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$78	0.74%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Portfolio Performance

	Class B $27,399	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,148	$11,274	$11,344
12/2017	$13,660	$13,656	$13,778
12/2018	$12,734	$12,940	$12,533
12/2019	$16,916	$16,954	$16,231
12/2020	$20,983	$20,495	$22,222
12/2021	$23,366	$25,754	$24,781
12/2022	$18,145	$20,808	$18,299
12/2023	$22,005	$26,209	$22,373
12/2024	$24,909	$32,448	$25,135
12/2025	$27,399	$38,012	$28,332

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class B	10.00%	5.48%	10.60%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.64%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Portfolio Performance

	Class E $27,677	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,155	$11,274	$11,344
12/2017	$13,686	$13,656	$13,778
12/2018	$12,774	$12,940	$12,533
12/2019	$16,976	$16,954	$16,231
12/2020	$21,084	$20,495	$22,222
12/2021	$23,506	$25,754	$24,781
12/2022	$18,268	$20,808	$18,299
12/2023	$22,182	$26,209	$22,373
12/2024	$25,121	$32,448	$25,135
12/2025	$27,677	$38,012	$28,332

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class E	10.17%	5.59%	10.72%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class G

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$83	0.79%

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Portfolio Performance

	Class G $27,203	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,114	$11,274	$11,344
12/2017	$13,610	$13,656	$13,778
12/2018	$12,679	$12,940	$12,533
12/2019	$16,832	$16,954	$16,231
12/2020	$20,872	$20,495	$22,222
12/2021	$23,239	$25,754	$24,781
12/2022	$18,034	$20,808	$18,299
12/2023	$21,865	$26,209	$22,373
12/2024	$24,722	$32,448	$25,135
12/2025	$27,203	$38,012	$28,332

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class G	10.04%	5.44%	10.53%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.77%

Management Discussion of Portfolio Performance

The Portfolio outperformed the S&P Global Natural Resources Index over the twelve-month period ended December 31, 2025. Overweight positioning and strong security selection in Gold & Precious Metals were the largest contributors to relative performance, while an underweight allocation to Paper & Forest and security selection in Base & Industrial Metals also added value. These gains were partially offset by security selection in Agriculture and overweight positioning in Industrials & Utilities. Overall, 2025 marked a recovery for commodities and resource equities, supported by easing financial conditions, improving global growth expectations and tightening supply. Record gold prices, resilient metals demand tied to electrification and infrastructure investment, and sustained geopolitical uncertainty helped offset periodic concerns around China’s uneven economic recovery.

Top Contributors:

  Overweight positioning in Kinross (Canada) and Barrick (Canada).

  Out of benchmark positions in Pan American Silver (Canada), MP Materials and Alamos Gold (Canada).

Top Detractors:

  Overweight positioning in FMC and Mosaic.

  Zero exposure to Wheaton Precious Metals (Canada).

  Out of benchmark positions in Suzano (Brazil) and Tyson.

Portfolio Performance

	Class A $23,226	Russell 3000 Index $38,012	S&P Global Natural Resources Index $28,614
12/2015	$10,000	$10,000	$10,000
12/2016	$14,426	$11,274	$13,228
12/2017	$14,338	$13,656	$16,226
12/2018	$10,232	$12,940	$14,186
12/2019	$11,519	$16,954	$16,626
12/2020	$14,006	$20,495	$16,740
12/2021	$16,642	$25,754	$20,958
12/2022	$18,013	$20,808	$23,122
12/2023	$17,384	$26,209	$24,064
12/2024	$16,980	$32,448	$22,068
12/2025	$23,226	$38,012	$28,614

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class A	36.78%	10.65%	8.79%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P Global Natural Resources Index	29.66%	11.32%	11.09%

Key Fund Statistics

Total Net Assets	$754,872,046
# of Portfolio Investments	91
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,508,044

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	4.3
Exxon Mobil Corp.	4.1
Barrick Mining Corp.	3.7
Newmont Corp.	3.4
Anglo American PLC	3.1
Agnico Eagle Mines Ltd.	3.1
Kinross Gold Corp.	3.1
Nutrien Ltd.	2.9
Glencore PLC	2.8
JBS NV	2.7

Top Sectors

Value	Value
Information Technology	0.5
Real Estate	1.3
Utilities	2.5
Industrials	3.2
Consumer Staples	6.0
Energy	30.1
Materials	55.0

Top 10 Countries

Value	Value
Luxembourg	1.1
China	1.2
United Kingdom	1.3
Zambia	1.6
Brazil	1.6
Australia	3.2
France	3.9
South Africa	8.0
Canada	25.3
United States	50.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.02%

Management Discussion of Portfolio Performance

The Portfolio outperformed the S&P Global Natural Resources Index over the twelve-month period ended December 31, 2025. Overweight positioning and strong security selection in Gold & Precious Metals were the largest contributors to relative performance, while an underweight allocation to Paper & Forest and security selection in Base & Industrial Metals also added value. These gains were partially offset by security selection in Agriculture and overweight positioning in Industrials & Utilities. Overall, 2025 marked a recovery for commodities and resource equities, supported by easing financial conditions, improving global growth expectations and tightening supply. Record gold prices, resilient metals demand tied to electrification and infrastructure investment, and sustained geopolitical uncertainty helped offset periodic concerns around China’s uneven economic recovery.

Top Contributors:

  Overweight positioning in Kinross (Canada) and Barrick (Canada).

  Out of benchmark positions in Pan American Silver (Canada), MP Materials and Alamos Gold (Canada).

Top Detractors:

  Overweight positioning in FMC and Mosaic.

  Zero exposure to Wheaton Precious Metals (Canada).

  Out of benchmark positions in Suzano (Brazil) and Tyson.

Portfolio Performance

	Class B $22,638	Russell 3000 Index $38,012	S&P Global Natural Resources Index $28,614
12/2015	$10,000	$10,000	$10,000
12/2016	$14,374	$11,274	$13,228
12/2017	$14,267	$13,656	$16,226
12/2018	$10,151	$12,940	$14,186
12/2019	$11,405	$16,954	$16,626
12/2020	$13,820	$20,495	$16,740
12/2021	$16,377	$25,754	$20,958
12/2022	$17,684	$20,808	$23,122
12/2023	$17,040	$26,209	$24,064
12/2024	$16,596	$32,448	$22,068
12/2025	$22,638	$38,012	$28,614

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class B	36.40%	10.37%	8.51%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P Global Natural Resources Index	29.66%	11.32%	11.09%

Key Fund Statistics

Total Net Assets	$754,872,046
# of Portfolio Investments	91
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,508,044

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	4.3
Exxon Mobil Corp.	4.1
Barrick Mining Corp.	3.7
Newmont Corp.	3.4
Anglo American PLC	3.1
Agnico Eagle Mines Ltd.	3.1
Kinross Gold Corp.	3.1
Nutrien Ltd.	2.9
Glencore PLC	2.8
JBS NV	2.7

Top Sectors

Value	Value
Information Technology	0.5
Real Estate	1.3
Utilities	2.5
Industrials	3.2
Consumer Staples	6.0
Energy	30.1
Materials	55.0

Top 10 Countries

Value	Value
Luxembourg	1.1
China	1.2
United Kingdom	1.3
Zambia	1.6
Brazil	1.6
Australia	3.2
France	3.9
South Africa	8.0
Canada	25.3
United States	50.6

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Portfolio Performance

	Class A $14,842	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,855	$10,265
12/2017	$11,749	$10,628
12/2018	$11,302	$10,630
12/2019	$12,940	$11,556
12/2020	$13,835	$12,424
12/2021	$14,224	$12,232
12/2022	$11,855	$10,641
12/2023	$12,974	$11,229
12/2024	$13,607	$11,369
12/2025	$14,842	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class A	9.07%	1.42%	4.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.82%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Portfolio Performance

	Class B $14,481	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,830	$10,265
12/2017	$11,689	$10,628
12/2018	$11,219	$10,630
12/2019	$12,816	$11,556
12/2020	$13,663	$12,424
12/2021	$14,020	$12,232
12/2022	$11,646	$10,641
12/2023	$12,719	$11,229
12/2024	$13,301	$11,369
12/2025	$14,481	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class B	8.88%	1.17%	3.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$75	0.72%

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Portfolio Performance

	Class E $14,627	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,847	$10,265
12/2017	$11,714	$10,628
12/2018	$11,255	$10,630
12/2019	$12,864	$11,556
12/2020	$13,735	$12,424
12/2021	$14,104	$12,232
12/2022	$11,738	$10,641
12/2023	$12,829	$11,229
12/2024	$13,425	$11,369
12/2025	$14,627	$12,199

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class E	8.95%	1.27%	3.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class A

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.50%

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Portfolio Performance

	Class A $11,978	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,128	$10,265	$10,105
12/2017	$10,324	$10,628	$10,220
12/2018	$10,424	$10,630	$10,366
12/2019	$11,053	$11,556	$10,905
12/2020	$11,633	$12,424	$11,530
12/2021	$11,456	$12,232	$11,335
12/2022	$10,424	$10,641	$10,459
12/2023	$10,931	$11,229	$10,909
12/2024	$11,187	$11,369	$11,176
12/2025	$11,978	$12,199	$11,902

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class A	7.07%	0.59%	1.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class B

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$78	0.75%

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Portfolio Performance

	Class B $11,682	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,102	$10,265	$10,105
12/2017	$10,271	$10,628	$10,220
12/2018	$10,343	$10,630	$10,366
12/2019	$10,941	$11,556	$10,905
12/2020	$11,478	$12,424	$11,530
12/2021	$11,275	$12,232	$11,335
12/2022	$10,242	$10,641	$10,459
12/2023	$10,713	$11,229	$10,909
12/2024	$10,937	$11,369	$11,176
12/2025	$11,682	$12,199	$11,902

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class B	6.81%	0.35%	1.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class E

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.65%

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Portfolio Performance

	Class E $11,804	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,120	$10,265	$10,105
12/2017	$10,299	$10,628	$10,220
12/2018	$10,382	$10,630	$10,366
12/2019	$10,992	$11,556	$10,905
12/2020	$11,543	$12,424	$11,530
12/2021	$11,358	$12,232	$11,335
12/2022	$10,321	$10,641	$10,459
12/2023	$10,806	$11,229	$10,909
12/2024	$11,042	$11,369	$11,176
12/2025	$11,804	$12,199	$11,902

The chart reflects a hypothetical $10,000 investment in the Portfolio share class compared to the performance of the benchmark indexes. Portfolio performance is calculated including reinvestment of all distributions. Performance numbers are net of all Portfolio expenses but do not include any charges related to the variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. Performance for other share classes will vary. This performance information represents past performance and is not indicative of future results.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class E	6.91%	0.45%	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions (the “Code of Ethics”). During the period covered by this report, no material amendments were made to the provisions of the Code of Ethics, nor did the registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Robert J. Boulware, Susan C. Gause, Nancy Hawthorne, and Dawn M. Vroegop have each been determined to be an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Deloitte & Touche LLP (“Deloitte”), the registrant’s principal accountant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by Deloitte for the audit of the registrant’s annual financial statements and for services that are normally provided by Deloitte in connection with statutory and regulatory filings for the fiscal years ended December 31, 2024 and December 31, 2025 were $1,550,567 and $1,510,159, respectively.

(b) Audit-Related Fees

During the fiscal years ended December 31, 2024 and December 31, 2025, Deloitte billed $0 and $0, respectively, for assurance and related services that relate directly to the operations and financial reporting of the registrant, the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(c) Tax Fees

The aggregate fees billed for professional services rendered by Deloitte for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2024 and December 31, 2025 were $195,065 and $198,815, respectively. Represent fees for services rendered to the registrant for review of tax returns for the fiscal years ended December 31, 2024 and December 31, 2025.

During the fiscal years ended December 31, 2024 and December 31, 2025, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by Deloitte to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(d) All Other Fees

The registrant was not billed for any other products or services provided by Deloitte for the fiscal years ended December 31, 2024 and December 31, 2025 other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended December 31, 2024 and December 31, 2025, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (c) above, were billed by Deloitte to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(2) Not applicable.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and adviser affiliates that provide ongoing services to the registrant for 2024 and 2025 were $48,257 and $36,770, respectively.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust II
Annual Financial Statements
December 31, 2025

Brighthouse Funds Trust II
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTII-2
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-11
BlackRock Capital Appreciation Portfolio	BHFTII-72
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-79
Brighthouse Asset Allocation 20 Portfolio	BHFTII-86
Brighthouse Asset Allocation 40 Portfolio	BHFTII-92
Brighthouse Asset Allocation 60 Portfolio	BHFTII-98
Brighthouse Asset Allocation 80 Portfolio	BHFTII-104
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-110
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-118
Brighthouse/Wellington Balanced Portfolio	BHFTII-155
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-183
Frontier Mid Cap Growth Portfolio	BHFTII-190
Jennison Growth Portfolio	BHFTII-198
Loomis Sayles Small Cap Core Portfolio	BHFTII-205
Loomis Sayles Small Cap Growth Portfolio	BHFTII-214
MetLife Aggregate Bond Index Portfolio	BHFTII-222
MetLife Mid Cap Stock Index Portfolio	BHFTII-249
MetLife MSCI EAFE Index Portfolio	BHFTII-262
MetLife Russell 2000 Index Portfolio	BHFTII-277
MetLife Stock Index Portfolio	BHFTII-303
MFS® Total Return Portfolio	BHFTII-318
MFS® Value Portfolio	BHFTII-336
Neuberger Berman Genesis Portfolio	BHFTII-344
T. Rowe Price Large Cap Growth Portfolio	BHFTII-351
T. Rowe Price Small Cap Growth Portfolio	BHFTII-361
VanEck Global Natural Resources Portfolio	BHFTII-372
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-379
Western Asset Management U.S. Government Portfolio	BHFTII-407
Section BNotes to Financial Statements	BHFTII-421
Section CReport of Independent Registered Public Accounting Firm	BHFTII-442
Section DBoard of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)	BHFTII-444
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
(WFB)	— Wells Fargo Bank, NA
Currencies

(ARS)	— Argentine Peso
(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Mexican Peso
(MYR)	— Malaysian Ringgit
(NGN)	— Nigeria Naira
(PEN)	— Peruvian Nuevo Sol
(PHP)	— Philippine Peso
(PLN)	— Polish Zloty
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BUBOR)	— Budapest Interbank Offered Rate
(CAMARA)	— Chilean Average Chamber Index
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(COP-IBR)	— Colombian Peso Overnight Interbank Rate
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(FEDEFF)	— Effective Federal Funds Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)	— Johannnesberg Interbank Average Rate
(KRW COD)	— South Korean Certificate of Deposit Rate
(MIBOR)	— Mumbai Interbank Offered Rate
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(CDO)	— Collateralized Debt Obligation
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia — 2.0%
Rio Tinto PLC	339,133	$27,057,695
Brazil — 4.0%
B3 SA - Brasil Bolsa Balcao	5,362,600	13,958,580
MercadoLibre, Inc. (a)	19,958	40,200,601
		54,159,181
Canada — 4.1%
Constellation Software, Inc.	5,557	13,366,274
Lumine Group, Inc. (a)	426,672	8,436,762
Shopify, Inc. - Class A (a)	105,293	16,949,014
Stella-Jones, Inc.	127,253	7,892,644
TFI International, Inc.	78,621	8,126,452
		54,771,146
Chile — 1.0%
Lundin Mining Corp.	623,897	13,409,320
China — 10.0%
Kweichow Moutai Co. Ltd. - Class A	40,200	7,916,806
Meituan - Class B (a)	654,470	8,636,172
Midea Group Co. Ltd. - Class A	1,872,900	20,938,345
PDD Holdings, Inc. (ADR) (a)	85,150	9,655,159
Ping An Insurance Group Co. of China Ltd. - Class H	1,302,000	10,952,215
Silergy Corp.	562,000	3,399,446
Tencent Holdings Ltd.	717,500	54,980,042
Tencent Music Entertainment Group (ADR)	1,078,264	18,901,968
		135,380,153
Denmark — 5.6%
Demant AS (a) (b)	342,947	11,576,621
DSV AS	131,971	33,209,995
Novo Nordisk AS - Class B	232,646	11,858,617
Novonesis (Novozymes) - B Shares	308,369	19,747,910
		76,393,143
Finland — 0.7%
Kone OYJ - Class B	124,794	8,851,405
France — 5.4%
Danone SA	313,014	28,243,071
Edenred SE	554,461	12,317,652
LVMH Moet Hennessy Louis Vuitton SE	20,248	15,264,970
Nexans SA	65,604	9,647,424
Sartorius Stedim Biotech	32,311	7,950,310
		73,423,427
Germany — 6.3%
BioNTech SE (ADR) (a) (b)	58,970	5,613,944
Deutsche Boerse AG	105,166	27,623,023
Rational AG	13,356	10,338,124
SAP SE	77,012	18,843,168
Scout24 SE	231,432	23,327,341
		85,745,600
Security Description	Shares	Value
Hong Kong — 1.9%
AIA Group Ltd.	2,535,800	$26,046,452
India — 2.7%
HDFC Bank Ltd.	2,104,638	23,296,233
ICICI Lombard General Insurance Co. Ltd.	579,851	12,653,134
		35,949,367
Ireland — 1.7%
Kingspan Group PLC	265,153	22,911,931
Italy — 5.4%
FinecoBank Banca Fineco SpA	1,032,379	26,809,968
Ryanair Holdings PLC (ADR)	487,916	35,222,656
Technoprobe SpA (a)	761,116	10,777,326
		72,809,950
Japan — 12.4%
Keyence Corp.	38,800	14,057,424
Money Forward, Inc. (a) (b)	304,600	9,084,046
MonotaRO Co. Ltd. (b)	772,700	12,410,165
Nihon M&A Center Holdings, Inc.	2,469,000	11,370,558
Nintendo Co. Ltd.	109,400	7,389,899
Nippon Paint Holdings Co. Ltd. (b)	1,354,000	9,044,248
Olympus Corp. (b)	725,800	9,245,403
Recruit Holdings Co. Ltd.	192,500	10,981,558
Shimano, Inc.	113,200	11,951,590
SMC Corp.	39,000	13,579,657
Sony Financial Group, Inc. (a)	6,922,600	7,325,269
Sony Group Corp.	1,010,800	25,836,208
Tokyo Electron Ltd.	70,100	15,395,190
Unicharm Corp.	1,679,400	9,625,629
		167,296,844
Kazakhstan — 0.8%
Kaspi.KZ JSC (ADR) (a)	130,532	10,198,465
Netherlands — 5.4%
Adyen NV (a)	12,766	20,482,694
ASML Holding NV	22,326	23,864,619
IMCD NV	139,184	12,662,333
Magnum Ice Cream Co. NV (a) (b)	485,892	7,712,135
Topicus.com, Inc. (a) (b)	89,307	8,273,203
		72,994,984
Norway — 0.7%
Salmar ASA	160,461	9,829,573
Panama — 0.7%
Copa Holdings SA - Class A	82,619	9,964,678
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
See accompanying notes to financial statements.
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Short-Term Investments—0.6%
Security Description	Shares	Value
Singapore — 2.2%
Sea Ltd. (ADR) (a)	128,841	$16,436,246
United Overseas Bank Ltd.	496,300	13,515,958
		29,952,204
South Africa — 1.6%
Discovery Ltd.	1,580,022	21,728,423
South Korea — 4.8%
Coupang, Inc. (a)	456,464	10,767,986
Samsung Electronics Co. Ltd.	656,626	54,726,031
		65,494,017
Sweden — 2.5%
Atlas Copco AB - B Shares	1,149,978	18,442,669
MIPS AB	116,562	4,443,275
Skandinaviska Enskilda Banken AB - Class A	512,103	10,810,768
		33,696,712
Switzerland — 2.5%
Cie Financiere Richemont SA - Class A	64,336	13,884,752
Sandoz Group AG	263,886	19,232,379
		33,117,131
Taiwan — 6.7%
MediaTek, Inc.	203,000	9,198,249
Taiwan Semiconductor Manufacturing Co. Ltd.	1,668,000	81,487,434
		90,685,683
United Kingdom — 1.3%
Unilever PLC	268,579	17,560,060
United States — 6.9%
CRH PLC	209,717	26,137,131
Experian PLC	416,485	18,836,157
Monday.com Ltd. (a)	61,705	9,105,190
Roche Holding AG	66,782	27,598,868
Spotify Technology SA (a)	19,503	11,325,587
		93,002,933
Total Common Stocks (Cost $1,005,916,587)		1,342,430,477

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26 with a maturity value of $8,624,669; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $8,796,099	8,623,471	$8,623,471
Total Short-Term Investments (Cost $8,623,471)		8,623,471

Securities Lending Reinvestments (e)—1.9%
Short-Term Investment Funds — 1.5%
Allspring Government Money Market Fund, Select Class, 3.710% (f)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.640% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.650% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.670% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.710% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.610% (f)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.680% (f)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.740% (f)	1,000,000	1,000,000
		20,000,000

Repurchase Agreements — 0.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $100,021; collateralized by various Common Stock with an aggregate market value of $111,368	100,000	100,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,678,563; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,732,135	2,677,994	2,677,994
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $2,000,434; collateralized by various Common Stock with an aggregate market value of $2,222,467	2,000,000	2,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $1,000,222; collateralized by various Common Stock with an aggregate market value of $1,112,958	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $27,457; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $28,000	27,451	$27,451
		5,805,445
Total Securities Lending Reinvestments (Cost $25,805,445)		25,805,445
Total Investments—101.8% (Cost $1,040,345,503)		1,376,859,393
Other assets and liabilities (net)—(1.8)%		(24,185,673)
Net Assets—100.0%		$1,352,673,720

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $38,382,587 and the collateral received consisted of cash in the amount of
$25,805,445 and non-cash collateral with a value of $14,711,087. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.

Ten Largest Industries as of December 31, 2025 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	10.7
Interactive Media & Services	5.8
Broadline Retail	5.7
Banks	5.5
Insurance	5.3
Software	5.0
Pharmaceuticals	4.3
Technology Hardware, Storage & Peripherals	4.0
Capital Markets	3.9
Machinery	3.8
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$251,723,982	$0	$459,428,045
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(25,805,445)	$—	$—	$—	$(25,805,445)
Gross amount of recognized liabilities for securities lending transactions					$(25,805,445)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$27,057,695	$—	$27,057,695
Brazil	40,200,601	13,958,580	—	54,159,181
Canada	54,771,146	—	—	54,771,146
Chile	13,409,320	—	—	13,409,320
China	28,557,127	106,823,026	—	135,380,153
Denmark	—	76,393,143	—	76,393,143
See accompanying notes to financial statements.
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Finland	$—	$8,851,405	$—	$8,851,405
France	—	73,423,427	—	73,423,427
Germany	5,613,944	80,131,656	—	85,745,600
Hong Kong	—	26,046,452	—	26,046,452
India	—	35,949,367	—	35,949,367
Ireland	—	22,911,931	—	22,911,931
Italy	35,222,656	37,587,294	—	72,809,950
Japan	—	167,296,844	—	167,296,844
Kazakhstan	10,198,465	—	—	10,198,465
Netherlands	15,985,338	57,009,646	—	72,994,984
Norway	—	9,829,573	—	9,829,573
Panama	9,964,678	—	—	9,964,678
Russia	—	—	0	0
Singapore	16,436,246	13,515,958	—	29,952,204
South Africa	—	21,728,423	—	21,728,423
South Korea	10,767,986	54,726,031	—	65,494,017
Sweden	—	33,696,712	—	33,696,712
Switzerland	—	33,117,131	—	33,117,131
Taiwan	—	90,685,683	—	90,685,683
United Kingdom	—	17,560,060	—	17,560,060
United States	20,430,777	72,572,156	—	93,002,933
Total Common Stocks	261,558,284	1,080,872,193	0	1,342,430,477
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	8,623,471	—	8,623,471
Securities Lending Reinvestments
Short-Term Investment Funds	20,000,000	—	—	20,000,000
Repurchase Agreements	—	5,805,445	—	5,805,445
Total Securities Lending Reinvestments	20,000,000	5,805,445	—	25,805,445
Total Investments	$281,558,284	$1,095,301,109	$0	$1,376,859,393
Collateral for Securities Loaned (Liability)	$—	$(25,805,445)	$—	$(25,805,445)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-6

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,376,859,393
Cash denominated in foreign currencies (c)	95
Receivable for:
Investments sold	4,818,513
Fund shares sold	15,802
Dividends and interest	3,284,390
Prepaid expenses	4,991
Total Assets	1,384,983,184
Liabilities
Collateral for securities loaned	25,805,445
Payable for:
Investments purchased	636,767
Fund shares redeemed	1,446,610
Foreign taxes	2,834,972
Accrued Expenses:
Management fees	797,535
Distribution and service fees	48,534
Deferred trustees’ fees	263,189
Other expenses	476,412
Total Liabilities	32,309,464
Net Assets	$1,352,673,720
Net Assets Consist of:
Paid in surplus	$912,154,802
Distributable earnings (Accumulated losses) (d)	440,518,918
Net Assets	$1,352,673,720
Net Assets
Class A	$1,118,836,027
Class B	223,233,964
Class E	10,603,729
Capital Shares Outstanding*
Class A	96,557,927
Class B	19,755,243
Class E	930,073
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.59
Class B	11.30
Class E	11.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,040,345,503.
(b)	Includes securities loaned at value of $38,382,587.
(c)	Identified cost of cash denominated in foreign currencies was $95.
(d)	Includes foreign capital gains tax of $2,834,972.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$20,004,199
Interest	300,565
Securities lending income	76,198
Total investment income	20,380,962
Expenses
Management fees	11,002,069
Administration fees	73,001
Custodian and accounting fees	168,651
Distribution and service fees—Class B	569,529
Distribution and service fees—Class E	16,887
Audit and tax services	56,907
Legal	48,492
Trustees’ fees and expenses	62,092
Shareholder reporting	71,814
Insurance	12,281
Miscellaneous	79,997
Total expenses	12,161,720
Less management fee waiver	(1,545,414)
Net expenses	10,616,306
Net Investment Income	9,764,656
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	106,933,884
Foreign currency transactions	31,025
Net realized gain (loss)	106,964,909
Net change in unrealized appreciation (depreciation) on:
Investments (c)	124,985,483
Foreign currency transactions	283,340
Net change in unrealized appreciation (depreciation)	125,268,823
Net realized and unrealized gain (loss)	232,233,732
Net Increase (Decrease) in Net Assets From Operations	$241,998,388

(a)	Net of foreign withholding taxes of $2,440,306.
(b)	Net of foreign capital gains tax of $2,856,500.
(c)	Includes change in foreign capital gains tax of $(184,451).
See accompanying notes to financial statements.
BHFTII-7

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,764,656	$9,263,299
Net realized gain (loss)	106,964,909	55,667,152
Net change in unrealized appreciation (depreciation)	125,268,823	8,121,305
Increase (decrease) in net assets from operations	241,998,388	73,051,756
From Distributions to Shareholders
Class A	(53,163,843)	(86,518,467)
Class B	(10,641,620)	(16,794,354)
Class E	(541,321)	(851,241)
Total distributions	(64,346,784)	(104,164,062)
Increase (decrease) in net assets from capital share transactions	(155,050,095)	(156,780,934)
Total increase (decrease) in net assets	22,601,509	(187,893,240)
Net Assets
Beginning of period	1,330,072,211	1,517,965,451
End of period	$1,352,673,720	$1,330,072,211

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	645,705	$7,246,486	889,455	$9,416,137
Reinvestments	4,651,255	53,163,843	8,367,357	86,518,467
Redemptions	(16,260,909)	(183,801,778)	(21,420,903)	(228,452,877)
Net increase (decrease)	(10,963,949)	$(123,391,449)	(12,164,091)	$(132,518,273)
Class B
Sales	813,665	$8,778,816	588,578	$6,022,162
Reinvestments	953,550	10,641,620	1,661,163	16,794,354
Redemptions	(4,502,596)	(49,210,735)	(4,400,607)	(45,571,608)
Net increase (decrease)	(2,735,381)	$(29,790,299)	(2,150,866)	$(22,755,092)
Class E
Sales	25,662	$280,689	42,472	$435,413
Reinvestments	48,118	541,321	83,537	851,241
Redemptions	(243,817)	(2,690,357)	(268,551)	(2,794,223)
Net increase (decrease)	(170,037)	$(1,868,347)	(142,542)	$(1,507,569)
Increase (decrease) derived from capital shares transactions		$(155,050,095)		$(156,780,934)
See accompanying notes to financial statements.
BHFTII-8

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.19	$10.47	$8.94	$14.04	$15.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.07	0.07	0.09	0.14
Net realized and unrealized gain (loss)	1.87	0.42	1.59	(4.12)	(0.16)
Total income (loss) from investment operations	1.96	0.49	1.66	(4.03)	(0.02)
Less Distributions
Distributions from net investment income	(0.08)	(0.09)	(0.13)	(0.12)	(0.15)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(0.56)	(0.77)	(0.13)	(1.07)	(1.72)
Net Asset Value, End of Period	$11.59	$10.19	$10.47	$8.94	$14.04
Total Return (%) (b)	19.31	4.62	18.59	(28.60)	(0.76)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85	0.86	0.85	0.84
Net ratio of expenses to average net assets (%) (c)	0.74	0.73	0.75	0.73	0.71
Ratio of net investment income (loss) to average net assets (%)	0.76	0.67	0.73	0.93	0.93
Portfolio turnover rate (%)	19	14	11	18	14
Net assets, end of period (in millions)	$1,118.8	$1,095.4	$1,252.9	$1,259.7	$1,605.6

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.95	$10.24	$8.74	$13.75	$15.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.04	0.05	0.07	0.10
Net realized and unrealized gain (loss)	1.82	0.41	1.55	(4.04)	(0.15)
Total income (loss) from investment operations	1.88	0.45	1.60	(3.97)	(0.05)
Less Distributions
Distributions from net investment income	(0.05)	(0.06)	(0.10)	(0.09)	(0.12)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(0.53)	(0.74)	(0.10)	(1.04)	(1.69)
Net Asset Value, End of Period	$11.30	$9.95	$10.24	$8.74	$13.75
Total Return (%) (b)	18.96	4.36	18.36	(28.81)	(0.99)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	1.10	1.11	1.10	1.09
Net ratio of expenses to average net assets (%) (c)	0.99	0.98	1.00	0.98	0.96
Ratio of net investment income (loss) to average net assets (%)	0.51	0.42	0.47	0.69	0.69
Portfolio turnover rate (%)	19	14	11	18	14
Net assets, end of period (in millions)	$223.2	$223.7	$252.2	$241.7	$327.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-9

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.03	$10.32	$8.81	$13.85	$15.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.05	0.06	0.08	0.12
Net realized and unrealized gain (loss)	1.84	0.41	1.56	(4.07)	(0.16)
Total income (loss) from investment operations	1.91	0.46	1.62	(3.99)	(0.04)
Less Distributions
Distributions from net investment income	(0.06)	(0.07)	(0.11)	(0.10)	(0.13)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(0.54)	(0.75)	(0.11)	(1.05)	(1.70)
Net Asset Value, End of Period	$11.40	$10.03	$10.32	$8.81	$13.85
Total Return (%) (b)	19.13	4.42	18.46	(28.74)	(0.91)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	1.00	1.01	1.00	0.99
Net ratio of expenses to average net assets (%) (c)	0.89	0.88	0.90	0.88	0.86
Ratio of net investment income (loss) to average net assets (%)	0.62	0.52	0.58	0.79	0.79
Portfolio turnover rate (%)	19	14	11	18	14
Net assets, end of period (in millions)	$10.6	$11.0	$12.8	$12.2	$17.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—40.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp. REMICS
4.974%, SOFR30A + 1.100%, 11/25/54 (a)	1,088,968	$1,091,261
5.174%, SOFR30A + 1.300%, 12/25/54 (a)	864,745	869,927
5.224%, SOFR30A + 1.350%, 10/25/54 (a)	874,029	880,455
5.224%, SOFR30A + 1.350%, 02/25/55 (a)	783,636	789,638
5.224%, SOFR30A + 1.350%, 08/25/55 (a)	1,647,293	1,660,513
5.274%, SOFR30A + 1.400%, 02/25/54 (a)	711,219	716,725
5.274%, SOFR30A + 1.400%, 12/25/54 (a)	574,446	578,893
5.274%, SOFR30A + 1.400%, 02/25/55 (a)	7,744,144	7,804,181
5.274%, SOFR30A + 1.400%, 03/25/55 (a)	16,042,072	16,167,682
5.274%, SOFR30A + 1.400%, 05/25/55 (a)	1,041,550	1,050,508
5.374%, SOFR30A + 1.500%, 12/25/54 (a)	1,147,521	1,158,841
5.374%, SOFR30A + 1.500%, 05/25/55 (a)	946,664	955,993
5.374%, SOFR30A + 1.500%, 06/25/55 (a)	3,343,180	3,376,270
5.474%, SOFR30A + 1.600%, 02/25/55 (a)	974,695	985,122
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (b)	769,504	121,452
1.498%, 07/25/56 (144A) (a) (c)	846,132	97,065
3.463%, 05/25/57 (a)	157,159	66,215
Federal National Mortgage Association REMICS
4.924%, SOFR30A + 1.050%, 01/25/54 (a)	1,386,855	1,390,375
4.974%, SOFR30A + 1.100%, 08/25/53 (a)	1,315,369	1,319,055
4.974%, SOFR30A + 1.100%, 09/25/54 (a)	1,003,351	1,006,172
5.174%, SOFR30A + 1.300%, 03/25/55 (a)	1,059,253	1,065,907
5.224%, SOFR30A + 1.350%, 02/25/55 (a)	929,872	936,548
5.224%, SOFR30A + 1.350%, 03/25/55 (a)	514,965	518,577
5.274%, SOFR30A + 1.400%, 08/25/54 (a)	494,594	498,656
5.274%, SOFR30A + 1.400%, 12/25/54 (a)	2,472,681	2,491,881
5.274%, SOFR30A + 1.400%, 08/25/55 (a)	619,228	624,933
5.324%, SOFR30A + 1.450%, 02/25/55 (a)	1,721,868	1,737,581
5.374%, SOFR30A + 1.500%, 06/25/55 (a)	684,448	691,118
5.424%, SOFR30A + 1.550%, 06/25/55 (a)	1,249,125	1,262,672
5.474%, SOFR30A + 1.600%, 05/25/55 (a)	1,146,237	1,158,911
Government National Mortgage Association REMICS
3.000%, 08/20/50 (c)	1,282,718	217,649
3.000%, 02/20/51 (c)	1,104,128	185,441
3.000%, 05/20/51 (c)	3,780,982	624,184
3.000%, 08/20/51 (c)	800,906	130,141
5.168%, SOFR30A + 1.250%, 01/20/55 (a)	760,824	764,136
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	845,974	841,102
		55,835,780
Agency Mortgage-Backed Securities — 37.8%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,357,916	2,148,162
1.500%, 05/01/36	430,478	391,845
1.500%, 08/01/50	769,651	597,325
1.500%, 10/01/50	1,948,271	1,503,255
2.000%, 09/01/35	550,215	510,028
2.000%, 01/01/36	1,118,253	1,036,912
2.000%, 02/01/36	1,383,894	1,283,948
2.000%, 03/01/36	219,982	204,038
2.000%, 05/01/36	1,305,287	1,210,289
2.000%, 06/01/36	889,972	827,932
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 07/01/36	381,055	$354,489
2.000%, 04/01/37	418,222	388,177
2.000%, 02/01/42	354,463	306,992
2.000%, 03/01/42	1,279,744	1,110,729
2.000%, 04/01/42	373,785	324,187
2.000%, 08/01/50	272,645	225,157
2.000%, 09/01/50	382,549	312,549
2.000%, 11/01/50	508,831	420,992
2.000%, 02/01/51	13,470,284	10,985,978
2.000%, 03/01/51	3,078,038	2,508,434
2.000%, 04/01/51	1,525,234	1,260,878
2.000%, 05/01/51	925,784	765,046
2.000%, 07/01/51	3,507,838	2,894,093
2.000%, 09/01/51	1,257,104	1,033,409
2.000%, 10/01/51	3,570,653	2,918,849
2.000%, 12/01/51	2,561,742	2,112,482
2.000%, 01/01/52	12,706,819	10,487,081
2.000%, 02/01/52	1,471,210	1,211,407
2.500%, 04/01/27	3,264	3,231
2.500%, 10/01/28	41,970	41,314
2.500%, 08/01/29	106,116	103,826
2.500%, 12/01/29	55,633	54,182
2.500%, 05/01/30	169,608	165,462
2.500%, 07/01/30	105,607	102,823
2.500%, 08/01/30	402,418	392,161
2.500%, 09/01/30	450,642	438,964
2.500%, 04/01/31	366,961	357,021
2.500%, 07/01/50	346,460	298,856
2.500%, 02/01/51	2,899,928	2,513,854
2.500%, 05/01/51	10,211,843	8,852,531
2.500%, 11/01/51	9,067,493	7,839,627
2.500%, 12/01/51	4,513,542	3,899,312
2.500%, 01/01/52	14,795,738	12,760,659
3.000%, 09/01/27	28,038	27,808
3.000%, 07/01/28	18,705	18,521
3.000%, 01/01/30	111,416	109,858
3.000%, 04/01/30	612,241	601,321
3.000%, 05/01/30	122,532	120,374
3.000%, 06/01/30	3,801	3,734
3.000%, 07/01/30	232,753	229,013
3.000%, 08/01/30	64,712	63,516
3.000%, 09/01/37	40,253	38,120
3.000%, 06/01/38	807,992	763,820
3.000%, 01/01/43	584,373	541,064
3.000%, 03/01/43	1,035,243	958,244
3.000%, 06/01/44	5,239,520	4,844,381
3.000%, 12/01/46	617,393	564,394
3.000%, 02/01/47	443,378	406,438
3.000%, 08/01/50	3,868,811	3,491,656
3.000%, 09/01/50	1,671,030	1,522,574
3.000%, 07/01/51	346,533	312,403
3.000%, 10/01/51	486,872	436,763
3.000%, 02/01/52	255,738	231,224
3.000%, 03/01/52	7,393,594	6,655,656
3.000%, 08/01/52	13,320,837	11,926,986
See accompanying notes to financial statements.
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 01/01/34	324,130	$318,171
3.500%, 05/01/35	1,128,172	1,101,521
3.500%, 04/01/42	697,845	670,669
3.500%, 05/01/42	22,351	21,409
3.500%, 08/01/42	560,822	538,212
3.500%, 10/01/42	26,328	25,403
3.500%, 06/01/43	110,736	105,647
3.500%, 01/01/44	198,537	189,388
3.500%, 05/01/44	24,747	23,646
3.500%, 06/01/44	88,952	83,810
3.500%, 07/01/44	37,161	35,545
3.500%, 09/01/44	80,444	77,025
3.500%, 09/01/45	57,168	54,350
3.500%, 03/01/46	1,994,493	1,902,720
3.500%, 09/01/46	466,090	441,646
3.500%, 03/01/47	496,943	469,128
3.500%, 10/01/47	488,006	464,974
3.500%, 12/01/47	555,511	529,293
3.500%, 01/01/48	2,390,279	2,264,928
3.500%, 06/01/48	787,225	744,874
3.500%, 08/01/50	239,651	224,384
4.000%, 08/01/40	66,480	65,121
4.000%, 09/01/40	83,968	82,607
4.000%, 10/01/40	50,298	49,511
4.000%, 11/01/40	151,707	149,076
4.000%, 04/01/41	4,107	4,031
4.000%, 10/01/41	138,506	135,619
4.000%, 09/01/43	142,789	139,518
4.000%, 04/01/44	292,365	281,917
4.000%, 07/01/44	56,392	55,216
4.000%, 01/01/45	194,966	190,678
4.000%, 02/01/45	73,637	71,881
4.000%, 09/01/45	356,470	348,516
4.000%, 12/01/45	2,516,794	2,438,389
4.000%, 07/01/47	961,064	929,909
4.000%, 04/01/48	1,938,077	1,862,951
4.000%, 06/01/48	880,575	853,032
4.000%, 05/01/49	91,437	88,368
4.000%, 03/01/50	1,851,196	1,788,877
4.000%, 06/01/50	1,024,279	985,246
4.000%, 07/01/50	749,881	724,343
4.000%, 06/01/52	313,756	303,058
4.500%, 02/01/39	281,635	284,399
4.500%, 08/01/39	206,830	207,535
4.500%, 12/01/39	65,096	65,705
4.500%, 07/01/40	23,361	23,551
4.500%, 05/01/41	301,197	302,532
4.500%, 05/01/42	343,656	347,031
4.500%, 10/01/43	71,628	71,425
4.500%, 12/01/43	392,525	391,093
4.500%, 04/01/47	698,529	696,892
4.500%, 05/01/47	261,406	260,740
4.500%, 07/01/47	561,331	559,404
4.500%, 02/01/49	899,779	893,811
4.500%, 04/01/49	425,689	423,127
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 07/01/52	1,390,434	$1,362,822
4.500%, 08/01/52	393,331	385,402
5.000%, 10/01/41	184,069	189,507
5.000%, 11/01/41	1,221,256	1,258,804
5.000%, 06/01/52	24,440	24,694
5.000%, 07/01/52	406,535	411,922
5.000%, 08/01/52	911,552	918,454
5.000%, 09/01/52	35,950	36,207
5.000%, 10/01/52	108,319	109,090
5.000%, 02/01/53	5,182,530	5,220,666
5.500%, 02/01/35	37,876	38,948
5.500%, 09/01/39	58,168	60,518
5.500%, 01/01/40	38,596	39,424
5.500%, 06/01/41	608,524	636,048
5.500%, 01/01/53	808,208	827,578
5.500%, 03/01/53	1,720,073	1,759,723
5.500%, 05/01/53	3,262,639	3,341,215
5.500%, 08/01/53	252,809	257,500
5.500%, 12/01/54	3,181,189	3,248,858
5.500%, 01/01/55	6,580,962	6,718,897
6.000%, 11/01/52	50,435	52,475
6.000%, 01/01/53	904,693	931,928
6.000%, 02/01/53	547,295	563,348
6.000%, 03/01/53	294,169	303,144
6.000%, 04/01/53	484,522	503,722
6.000%, 12/01/53	3,076,726	3,201,130
6.000%, 03/01/54	127,541	131,708
6.000%, 04/01/54	972,750	1,003,279
6.000%, 05/01/54	1,648,477	1,702,333
6.000%, 06/01/54	2,621,715	2,707,688
6.000%, 11/01/54	207,566	213,363
6.000%, 02/01/55	1,108,137	1,145,954
6.000%, 04/01/55	1,094,038	1,130,333
6.000%, 05/01/55	2,335,733	2,413,219
6.500%, 09/01/53	111,192	115,979
6.500%, 11/01/53	419,473	440,670
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.781%, 05/25/29 (a) (c)	5,540,987	109,298
5.028%, 10/25/31	341,000	351,219
Federal National Mortgage Association
1.500%, 12/01/35	122,028	111,156
1.500%, 03/01/36	264,050	240,844
1.500%, 05/01/36	436,297	397,945
1.500%, 06/01/36	1,525,064	1,389,152
1.500%, 12/01/36	724,279	657,159
1.500%, 02/01/37	443,490	404,498
1.500%, 11/01/41	15,826,681	13,351,324
1.500%, 12/01/41	8,104,410	6,834,135
1.500%, 10/01/50	2,021,768	1,559,986
1.500%, 11/01/50	1,763,673	1,360,833
1.500%, 03/01/51	2,384,818	1,845,996
2.000%, 10/01/31	46,771	44,819
2.000%, 11/01/31	614,958	588,893
2.000%, 12/01/31	68,823	65,872
See accompanying notes to financial statements.
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 03/01/32	454,911	$434,569
2.000%, 06/01/35	552,513	514,328
2.000%, 09/01/35	190,150	176,496
2.000%, 02/01/36	199,933	185,571
2.000%, 03/01/36	337,098	312,880
2.000%, 04/01/36	443,974	411,673
2.000%, 05/01/36	313,360	290,553
2.000%, 07/01/36	506,500	470,111
2.000%, 09/01/36	665,978	616,785
2.000%, 11/01/36	236,280	219,440
2.000%, 01/01/37	225,949	209,848
2.000%, 02/01/37	862,150	798,766
2.000%, 03/01/37	2,189,059	2,030,102
2.000%, 04/01/37	706,934	655,243
2.000%, 10/01/40	260,267	230,220
2.000%, 12/01/40	1,158,430	1,013,300
2.000%, 12/01/41	1,121,365	974,670
2.000%, 02/01/42	571,533	496,406
2.000%, 03/01/42	5,544,382	4,812,124
2.000%, 04/01/42	875,238	759,647
2.000%, 08/01/42	3,510,341	3,053,293
2.000%, 08/01/50	648,496	529,394
2.000%, 09/01/50	1,377,844	1,126,150
2.000%, 10/01/50	1,758,521	1,435,667
2.000%, 11/01/50	299,024	243,905
2.000%, 12/01/50	1,828,783	1,509,737
2.000%, 01/01/51	11,959,477	9,758,798
2.000%, 02/01/51	1,449,739	1,178,737
2.000%, 03/01/51	1,427,772	1,178,650
2.000%, 04/01/51	2,067,848	1,707,449
2.000%, 08/01/51	3,062,065	2,511,973
2.000%, 11/01/51	6,614,733	5,409,160
2.000%, 12/01/51	4,235,639	3,486,045
2.000%, 01/01/52	1,843,949	1,525,361
2.000%, 02/01/52	6,984,640	5,723,628
2.000%, 03/01/52	3,214,796	2,643,385
2.000%, 04/01/52	10,483,294	8,648,879
2.500%, 09/01/27	16,161	15,971
2.500%, 02/01/28	3,112	3,070
2.500%, 04/01/28	6,831	6,733
2.500%, 08/01/28	24,035	23,657
2.500%, 01/01/30	198,358	193,125
2.500%, 02/01/30	16,058	15,731
2.500%, 03/01/30	37,187	36,258
2.500%, 07/01/30	116,371	113,237
2.500%, 08/01/30	395,718	385,511
2.500%, 09/01/30	279,096	271,449
2.500%, 11/01/30	513,200	499,054
2.500%, 03/01/31	13,790	13,592
2.500%, 06/01/31	165,524	160,484
2.500%, 07/01/31	87,254	84,609
2.500%, 08/01/31	12,584	12,201
2.500%, 10/01/31	801,968	776,974
2.500%, 11/01/31	493,961	478,375
2.500%, 02/01/32	24,486	23,715
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 03/01/32	97,435	$94,035
2.500%, 08/01/32	577,634	559,472
2.500%, 02/01/33	912,003	888,086
2.500%, 07/01/50	7,232,826	6,245,249
2.500%, 08/01/50	4,577,452	3,952,465
2.500%, 11/01/50	1,788,163	1,554,186
2.500%, 09/01/51	4,622,640	3,983,469
2.500%, 11/01/51	7,238,496	6,191,319
2.500%, 01/01/52	14,735,011	12,730,147
2.500%, 02/01/52	2,781,977	2,405,981
3.000%, 04/01/28	17,430	17,224
3.000%, 05/01/28	20,545	20,302
3.000%, 10/01/28	48,988	48,341
3.000%, 11/01/28	300,809	297,061
3.000%, 12/01/28	71,300	70,256
3.000%, 01/01/29	45,135	44,490
3.000%, 04/01/29	168,465	164,979
3.000%, 05/01/29	261,345	256,366
3.000%, 08/01/29	254,184	249,431
3.000%, 10/01/29	65,684	64,726
3.000%, 03/01/30	168,573	166,062
3.000%, 04/01/30	138,041	135,959
3.000%, 05/01/30	214,577	211,252
3.000%, 07/01/30	175,486	172,268
3.000%, 08/01/30	698,901	686,950
3.000%, 09/01/30	194,485	191,237
3.000%, 08/01/31	669,383	655,694
3.000%, 09/01/31	95,454	93,799
3.000%, 03/01/32	182,570	178,341
3.000%, 10/01/36	32,107	30,360
3.000%, 11/01/36	340,061	323,688
3.000%, 12/01/36	556,688	531,254
3.000%, 03/01/43	3,374,938	3,111,543
3.000%, 04/01/43	1,949,585	1,801,191
3.000%, 05/01/43	986,877	911,895
3.000%, 06/01/43	29,624	27,302
3.000%, 06/01/46	21,264	19,400
3.000%, 08/01/46	25,470	23,370
3.000%, 11/01/46	1,135,145	1,036,313
3.000%, 02/01/47	294,082	268,478
3.000%, 03/01/47	1,164,324	1,061,497
3.000%, 03/01/50	408,091	370,818
3.000%, 08/01/50	1,637,482	1,475,442
3.000%, 11/01/51	2,020,727	1,817,980
3.000%, 12/01/51	861,225	774,962
3.000%, 04/01/52	290,700	261,841
3.000%, 05/01/52	464,862	415,869
3.500%, 08/01/28	36,731	36,388
3.500%, 10/01/28	385,810	381,729
3.500%, 11/01/28	366,179	362,477
3.500%, 02/01/29	488,174	484,026
3.500%, 04/01/29	100,433	99,422
3.500%, 05/01/29	315,297	312,606
3.500%, 07/01/29	182,238	180,486
3.500%, 09/01/29	39,980	39,570
See accompanying notes to financial statements.
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 08/01/30	115,265	$114,437
3.500%, 11/01/32	61,199	60,565
3.500%, 01/01/33	36,167	35,767
3.500%, 01/01/42	170,893	164,384
3.500%, 04/01/42	109,194	104,566
3.500%, 05/01/42	11,797	11,308
3.500%, 06/01/42	28,417	27,199
3.500%, 07/01/42	42,723	40,756
3.500%, 02/01/45	1,178,472	1,126,391
3.500%, 05/01/47	530,993	502,415
3.500%, 11/01/47	376,637	353,260
3.500%, 12/01/47	379,048	354,974
3.500%, 01/01/48	1,095,735	1,036,248
3.500%, 02/01/48	171,320	161,033
3.500%, 03/01/48	962,418	903,561
3.500%, 04/01/48	625,350	594,690
3.500%, 06/01/49	696,577	655,578
4.000%, 08/01/33	225,055	222,114
4.000%, 10/01/33	1,381,700	1,383,069
4.000%, 01/01/41	68,059	66,436
4.000%, 01/01/42	312,733	305,854
4.000%, 02/01/42	659,805	641,456
4.000%, 05/01/42	95,224	93,079
4.000%, 11/01/46	106,886	103,343
4.000%, 06/01/47	381,776	370,521
4.000%, 08/01/47	251,498	243,145
4.000%, 09/01/47	21,529	20,813
4.000%, 10/01/47	170,158	164,481
4.000%, 01/01/48	168,598	162,947
4.000%, 04/01/48	38,266	36,979
4.000%, 05/01/48	46,708	45,132
4.000%, 06/01/48	31,844	30,770
4.000%, 07/01/48	31,447	30,386
4.000%, 08/01/48	506,695	490,253
4.000%, 09/01/48	208,738	200,857
4.000%, 10/01/48	89,318	86,231
4.000%, 09/01/49	848,710	815,057
4.000%, 03/01/50	360,406	345,711
4.000%, 04/01/50	185,507	177,535
4.000%, 05/01/50	343,212	330,809
4.000%, 06/01/50	465,424	446,389
4.000%, 11/01/50	39,559	37,859
4.000%, 01/01/51	2,497,460	2,411,281
4.000%, 03/01/51	2,016,419	1,940,957
4.000%, 04/01/52	424,376	407,811
4.000%, 05/01/52	2,689,106	2,597,003
4.500%, 06/01/26	1,172	1,173
4.500%, 08/01/39	300,606	303,204
4.500%, 11/01/39	266,981	269,290
4.500%, 01/01/40	10,736	10,827
4.500%, 04/01/40	20,323	20,473
4.500%, 05/01/40	50,116	50,503
4.500%, 06/01/40	53,538	53,910
4.500%, 07/01/40	103,261	104,090
4.500%, 11/01/40	218,645	220,020
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 07/01/41	44,366	$44,636
4.500%, 09/01/41	199,925	201,183
4.500%, 10/01/41	54,878	55,190
4.500%, 01/01/42	42,200	42,487
4.500%, 08/01/42	188,398	189,660
4.500%, 09/01/43	215,376	212,739
4.500%, 10/01/43	411,335	406,722
4.500%, 11/01/43	949,646	946,175
4.500%, 12/01/43	441,607	442,795
4.500%, 01/01/44	244,129	244,308
4.500%, 06/01/44	1,394,301	1,395,181
4.500%, 07/01/45	430,993	430,272
4.500%, 09/01/45	203,268	203,405
4.500%, 11/01/45	765,018	764,427
4.500%, 12/01/45	272,254	272,650
4.500%, 07/01/46	1,297,762	1,301,586
4.500%, 09/01/46	223,504	224,163
4.500%, 09/01/47	26,040	25,906
4.500%, 10/01/47	176,600	175,157
4.500%, 11/01/47	888,078	882,265
4.500%, 12/01/47	34,750	34,546
4.500%, 01/01/48	818,908	813,352
4.500%, 02/01/48	41,333	41,091
4.500%, 03/01/48	84,491	83,967
4.500%, 04/01/48	442,031	442,491
4.500%, 05/01/48	4,073,880	4,052,265
4.500%, 07/01/48	68,860	68,460
4.500%, 08/01/48	823,494	819,684
4.500%, 11/01/48	509,553	505,991
4.500%, 02/01/49	4,392,696	4,393,439
4.500%, 05/01/49	4,089,830	4,090,522
4.500%, 07/01/52	216,877	212,608
5.000%, 11/01/32	1,135	1,155
5.000%, 09/01/35	47,265	47,903
5.000%, 06/01/39	2,037,009	2,067,541
5.000%, 04/01/41	4,617	4,666
5.000%, 07/01/41	78,136	80,353
5.000%, 08/01/41	56,118	57,658
5.000%, 01/01/42	39,453	40,511
5.000%, 07/01/52	850,122	860,363
5.000%, 12/01/52	370,730	371,262
5.000%, 01/01/53	3,120,278	3,132,789
5.500%, 11/01/32	229,107	232,468
5.500%, 12/01/32	35,348	36,666
5.500%, 01/01/33	134,751	138,227
5.500%, 12/01/33	48,548	49,775
5.500%, 05/01/34	438,418	450,738
5.500%, 08/01/37	465,949	478,818
5.500%, 02/01/38	114,632	119,434
5.500%, 03/01/38	52,672	54,992
5.500%, 06/01/38	37,818	38,922
5.500%, 12/01/38	41,478	42,482
5.500%, 01/01/39	107,844	112,397
5.500%, 08/01/39	46,754	48,356
5.500%, 12/01/39	144,199	150,247
See accompanying notes to financial statements.
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 04/01/40	8,864	$9,198
5.500%, 04/01/41	85,081	87,992
5.500%, 10/01/52	224,662	228,694
5.500%, 11/01/52	3,265,499	3,328,127
5.500%, 01/01/53	777,442	794,224
5.500%, 02/01/53	264,675	270,577
5.500%, 05/01/53	4,956,341	5,071,984
5.500%, 06/01/53	1,181,184	1,209,631
5.500%, 08/01/53	3,031,554	3,095,234
5.500%, 03/01/54	1,634,911	1,669,176
5.810%, 06/01/31	796,000	826,951
6.000%, 02/01/34	50,372	52,534
6.000%, 08/01/34	38,667	40,277
6.000%, 04/01/35	589,327	611,706
6.000%, 06/01/36	80,049	84,413
6.000%, 02/01/38	123,347	130,460
6.000%, 03/01/38	53,943	57,053
6.000%, 05/01/38	139,308	147,341
6.000%, 10/01/38	168,959	178,578
6.000%, 12/01/38	57,576	60,896
6.000%, 04/01/40	534,098	564,895
6.000%, 09/01/40	62,802	66,399
6.000%, 06/01/41	140,949	149,077
6.000%, 11/01/52	57,445	59,611
6.000%, 01/01/53	1,243,875	1,281,257
6.000%, 04/01/53	345,557	359,533
6.000%, 05/01/53	1,760,029	1,831,213
6.000%, 06/01/53	319,910	329,586
6.000%, 07/01/53	1,828,395	1,902,345
6.000%, 08/01/53	3,682,028	3,793,160
6.000%, 02/01/54	180,991	186,903
6.000%, 03/01/54	2,638,273	2,723,174
6.000%, 11/01/54	241,105	248,982
6.000%, 08/01/55	907,942	935,150
6.500%, 05/01/40	767,741	816,602
6.500%, 05/01/53	238,774	249,414
6.500%, 08/01/53	1,673,113	1,754,441
6.500%, 09/01/53	402,357	422,688
6.500%, 10/01/53	1,071,692	1,125,846
6.500%, 02/01/54	2,309,166	2,415,498
6.500%, 06/01/54	2,465,195	2,565,338
6.500%, 08/01/54	1,870,907	1,950,264
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	22,897,429	55,164
4.235%, 08/25/50 (144A) (a)	304,000	299,229
Government National Mortgage Association
2.000%, 08/20/50	5,769,424	4,781,711
2.000%, 11/20/50	740,037	613,132
2.000%, 01/20/51	8,607,405	7,131,094
2.000%, 02/20/51	644,670	534,072
2.500%, 04/20/51	4,955,699	4,277,175
2.500%, 10/20/51	2,941,721	2,538,799
2.500%, 12/20/51	2,012,527	1,736,867
2.500%, 05/20/52	4,123,355	3,558,566
2.500%, 06/20/52	3,196,211	2,758,413
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 07/20/52	2,134,723	$1,843,974
2.500%, 12/20/52	355,233	306,906
2.500%, 01/20/53	1,495,478	1,291,959
3.000%, 12/20/44	30,015	27,248
3.000%, 02/15/45	353,658	325,984
3.000%, 09/20/47	608,684	553,577
3.000%, 03/20/49	15,127	13,779
3.000%, 05/20/50	242,210	218,067
3.000%, 01/20/51	17,033,571	15,381,278
3.500%, 01/15/42	96,681	90,437
3.500%, 02/15/42	40,502	37,937
3.500%, 04/15/42	124,928	116,880
3.500%, 05/15/42	115,280	107,897
3.500%, 08/15/42	132,042	123,465
3.500%, 11/15/42	49,471	46,168
3.500%, 12/15/42	408,634	382,226
3.500%, 01/15/43	108,481	101,501
3.500%, 02/15/43	224,979	209,822
3.500%, 03/15/43	194,042	180,970
3.500%, 04/15/43	568,884	531,024
3.500%, 04/20/43	555,544	524,181
3.500%, 05/15/43	767,374	716,149
3.500%, 05/20/43	304,360	287,178
3.500%, 06/15/43	236,753	221,140
3.500%, 07/15/43	578,752	541,491
3.500%, 07/20/43	23,649	22,300
3.500%, 02/20/44	592,287	555,957
3.500%, 03/20/45	21,353	19,912
3.500%, 04/20/45	31,769	29,641
3.500%, 05/20/45	129,700	120,895
3.500%, 07/20/45	23,303	21,710
3.500%, 08/20/45	31,700	29,533
3.500%, 10/20/45	59,729	55,646
3.500%, 11/20/45	22,215	20,696
3.500%, 12/20/45	331,838	308,760
3.500%, 01/20/46	67,011	62,431
3.500%, 05/20/46	274,708	255,932
3.500%, 09/20/46	104,418	97,216
3.500%, 10/20/46	684,466	629,869
3.500%, 03/20/48	25,321	23,492
3.500%, 04/20/48	10,393	9,642
3.500%, 05/20/52	7,338,063	6,758,875
4.000%, 04/20/39	10,825	10,567
4.000%, 07/20/39	81,477	79,616
4.000%, 09/20/40	21,404	20,824
4.000%, 10/20/40	247,203	240,503
4.000%, 11/20/40	138,721	135,624
4.000%, 12/20/40	530,423	516,007
4.000%, 01/20/41	472,328	459,454
4.000%, 02/20/41	8,299	8,072
4.000%, 03/15/41	197,742	191,878
4.000%, 12/15/41	19,571	18,954
4.000%, 07/20/43	50,932	49,367
4.000%, 08/20/44	199,291	191,622
4.000%, 10/20/46	29,041	27,574
See accompanying notes to financial statements.
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 05/20/47	127,339	$122,753
4.000%, 06/20/47	325,860	314,064
4.000%, 11/20/47	370,602	356,852
4.000%, 12/20/47	184,316	177,445
4.000%, 05/20/50	368,027	352,303
4.000%, 12/20/52	4,058,834	3,866,045
4.500%, 12/20/39	19,066	19,203
4.500%, 01/20/40	23,126	23,293
4.500%, 02/20/40	19,053	19,191
4.500%, 05/20/40	1,191	1,199
4.500%, 02/15/42	2,383,586	2,373,540
4.500%, 03/15/47	60,197	59,542
4.500%, 04/15/47	116,489	115,296
4.500%, 05/15/47	44,642	44,361
4.500%, 09/20/48	192,463	189,771
4.500%, 03/20/49	752,598	745,495
4.500%, 04/20/49	163,695	162,778
4.500%, 05/20/49	626,774	619,112
4.500%, 04/20/50	18,275	18,063
5.000%, 10/20/33	183,266	185,632
5.000%, 12/15/38	72,311	74,311
5.000%, 07/15/39	125,100	128,679
5.000%, 10/15/39	93,343	95,182
5.000%, 10/20/39	68,873	71,118
5.000%, 09/15/40	5,545	5,652
5.000%, 12/15/40	247,379	254,404
5.000%, 07/20/42	97,898	100,368
5.000%, 11/20/52	7,399,972	7,412,027
5.500%, 04/15/33	5,854	6,023
Government National Mortgage Association, TBA
2.000%, TBA (d)	9,381,000	7,767,137
2.500%, TBA (d)	4,022,000	3,468,661
3.000%, TBA (d)	191,000	171,594
3.500%, TBA (d)	540,000	491,336
4.000%, TBA (d)	3,010,000	2,842,921
4.500%, TBA (d)	7,865,000	7,659,773
5.000%, TBA (d)	8,472,000	8,451,976
5.500%, TBA (d)	19,078,000	19,262,988
6.000%, TBA (d)	11,363,000	11,579,163
6.500%, TBA (d)	4,869,000	5,027,558
Uniform Mortgage-Backed Security, TBA
3.500%, TBA (d)	203,533,000	187,456,264
5.500%, TBA (d)	139,435,725	141,385,398
6.000%, TBA (d)	40,999,241	42,095,047
6.500%, TBA (d)	863,000	896,865
		966,714,408
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,057,418,024)		1,022,550,188

Corporate Bonds & Notes—28.0%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A)	100,000	104,715
Security Description	Principal Amount*	Value

Advertising—(Continued)
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30 (144A)	100,000	$105,319
		210,034
Aerospace/Defense — 0.2%
Boeing Co.
7.008%, 05/01/64	992,000	1,127,160
Bombardier, Inc.
8.750%, 11/15/30 (144A)	200,000	216,082
Embraer Netherlands Finance BV
5.980%, 02/11/35	119,000	126,455
Figeac Aero S.A.
7.793%, 07/23/30 (EUR) (e) (f)	980,000	1,141,676
L3Harris Technologies, Inc.
5.250%, 06/01/31	294,000	305,882
Northrop Grumman Corp.
4.030%, 10/15/47	200,000	160,649
4.950%, 03/15/53	1,593,000	1,435,608
TransDigm, Inc.
6.375%, 05/31/33 (144A)	300,000	307,838
6.750%, 08/15/28 (144A)	100,000	101,762
7.125%, 12/01/31 (144A)	200,000	210,194
		5,133,306
Agriculture — 0.6%
Altria Group, Inc.
3.400%, 02/04/41	1,863,000	1,440,544
3.875%, 09/16/46	581,000	436,654
4.250%, 08/09/42	968,000	807,742
4.450%, 05/06/50 (g)	907,000	727,007
5.250%, 08/06/35	710,000	718,825
6.200%, 02/14/59	149,000	148,748
BAT Capital Corp.
3.734%, 09/25/40	343,000	277,481
4.540%, 08/15/47	650,000	539,192
4.625%, 03/22/33 (g)	1,150,000	1,143,439
4.758%, 09/06/49	2,749,000	2,322,657
5.650%, 03/16/52	1,652,000	1,561,583
7.079%, 08/02/43	3,124,000	3,508,932
7.081%, 08/02/53 (g)	1,355,000	1,536,252
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A)	100,000	101,633
Reynolds American, Inc.
5.850%, 08/15/45 (g)	264,000	259,733
		15,530,422
Airlines — 0.1%
ABRA Global Finance
14.000%, 8.000% PIK, 10/22/29 (144A) (h)	104,066	104,004
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	3,148	3,145
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	135,000	136,885
American Airlines Pass-Through Trust
5.650%, 05/11/36	104,000	104,594
See accompanying notes to financial statements.
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Airlines—(Continued)
American Airlines, Inc.
7.250%, 02/15/28 (144A) (g)	100,000	$102,230
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (g)	100,000	101,834
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	381,191	383,730
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (g)	200,000	201,492
JetBlue Pass-Through Trust
2.750%, 11/15/33	86,348	77,462
Latam Airlines Group SA
7.625%, 01/07/31 (144A)	242,000	254,084
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	139,871	131,586
3.650%, 08/15/31	368,587	338,738
4.100%, 10/01/29	11,667	11,190
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	283,129	279,889
		2,230,863
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A) (g)	100,000	94,161
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	201,972
Ford Motor Credit Co. LLC
2.900%, 02/10/29 (g)	890,000	836,376
4.542%, 08/01/26	200,000	199,728
5.125%, 11/05/26 (g)	376,000	378,043
5.875%, 11/07/29	249,000	255,602
5.918%, 03/20/28	1,188,000	1,215,559
6.798%, 11/07/28	1,005,000	1,054,365
6.950%, 03/06/26	200,000	200,451
6.950%, 06/10/26	224,000	225,951
General Motors Financial Co., Inc.
6.150%, 07/15/35	1,050,000	1,106,479
Nissan Motor Acceptance Co. LLC
5.625%, 09/29/28 (144A)	130,000	130,366
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	200,000	197,255
7.500%, 07/17/30 (144A)	200,000	209,867
		6,306,175
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28 (144A) (g)	100,000	102,768
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 (g)	200,000	192,655
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, 05/15/28 (144A)	100,000	102,538
6.750%, 09/15/32 (144A)	100,000	103,699
Goodyear Tire & Rubber Co.
5.625%, 04/30/33	100,000	94,720
Tenneco, Inc.
8.000%, 11/17/28 (144A)	200,000	200,640
Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc.
7.500%, 03/24/31 (144A)	200,000	$202,151
		999,171
Banks — 5.1%
Banco Espirito Santo SA
4.000%, 07/22/49 (EUR) (i)	200,000	51,709
Bank of America Corp.
1.734%, SOFR + 0.960%, 07/22/27 (a)	131,000	129,329
1.922%, SOFR + 1.370%, 10/24/31 (a)	680,000	608,090
2.087%, SOFR + 1.060%, 06/14/29 (a)	126,000	120,192
2.299%, SOFR + 1.220%, 07/21/32 (a)	908,000	811,895
2.592%, SOFR + 2.150%, 04/29/31 (a)	1,115,000	1,038,936
2.972%, SOFR + 1.330%, 02/04/33 (a)	2,653,000	2,426,180
3.419%, 3M TSFR + 1.302%, 12/20/28 (a)	2,702,000	2,668,014
3.593%, 3M TSFR + 1.632%, 07/21/28 (a)	3,885,000	3,858,223
4.571%, SOFR + 1.830%, 04/27/33 (a)	3,787,000	3,777,721
4.875%, 04/01/44	487,000	461,906
5.202%, SOFR + 1.630%, 04/25/29 (a)	377,000	386,654
5.819%, SOFR + 1.570%, 09/15/29 (a)	517,000	539,274
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (a)	649,000	607,491
2.976%, SOFR + 1.422%, 11/05/30 (a)	2,219,000	2,113,325
3.057%, SOFR + 1.351%, 01/25/33 (a)	804,000	736,516
3.785%, SOFR + 1.939%, 03/17/33 (a)	3,066,000	2,923,365
4.503%, SOFR + 1.171%, 09/11/31 (a)	1,310,000	1,314,054
4.542%, SOFR + 1.338%, 09/19/30 (a)	712,000	717,662
4.643%, SOFR + 1.143%, 05/07/28 (a)	2,110,000	2,127,128
4.786%, SOFR + 0.870%, 03/04/29 (a)	2,800,000	2,840,119
5.174%, SOFR + 1.364%, 02/13/30 (a)	125,000	128,269
5.174%, SOFR + 1.488%, 09/11/36 (a) (g)	198,000	199,851
5.920%, 12/11/30 (a) (e) (f)	2,948,000	2,948,000
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (a)	2,002,000	1,966,923
1.948%, SOFR + 0.913%, 10/21/27 (a)	994,000	977,189
1.992%, SOFR + 1.090%, 01/27/32 (a)	599,000	532,134
2.600%, 02/07/30	557,000	523,396
2.615%, SOFR + 1.281%, 04/22/32 (a)	703,000	641,004
2.640%, SOFR + 1.114%, 02/24/28 (a)	136,000	133,879
3.102%, SOFR + 1.410%, 02/24/33 (a)	1,189,000	1,095,337
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	2,264,000	2,268,710
4.369%, SOFR + 1.060%, 10/21/31 (a)	941,000	938,757
4.482%, SOFR + 1.725%, 08/23/28 (a)	1,353,000	1,362,493
4.692%, SOFR + 1.135%, 10/23/30 (a)	1,244,000	1,260,973
4.937%, SOFR + 1.319%, 04/23/28 (a)	2,451,000	2,478,995
5.049%, SOFR + 1.210%, 07/23/30 (a)	487,000	498,987
5.207%, SOFR + 1.078%, 01/28/31 (a)	1,916,000	1,978,549
5.218%, SOFR + 1.580%, 04/23/31 (a)	1,625,000	1,678,377
5.727%, SOFR + 1.265%, 04/25/30 (a)	522,000	545,345
6.484%, SOFR + 1.770%, 10/24/29 (a)	117,000	124,077
JPMorgan Chase & Co.
2.069%, SOFR + 1.015%, 06/01/29 (a)	5,428,000	5,183,227
4.505%, SOFR + 0.860%, 10/22/28 (a)	6,099,000	6,158,773
4.915%, SOFR + 0.800%, 01/24/29 (a)	481,000	489,942
4.979%, SOFR + 0.930%, 07/22/28 (a)	2,302,000	2,336,291
4.995%, SOFR + 1.125%, 07/22/30 (a)	8,597,000	8,825,993
See accompanying notes to financial statements.
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
5.012%, SOFR + 1.310%, 01/23/30 (a)	3,654,000	$3,744,254
5.140%, SOFR + 1.010%, 01/24/31 (a) (g)	6,644,000	6,867,196
5.294%, SOFR + 1.460%, 07/22/35 (a)	301,000	310,536
5.502%, SOFR + 1.315%, 01/24/36 (a)	2,434,000	2,543,819
5.571%, SOFR + 0.930%, 04/22/28 (a) (g)	1,474,000	1,503,322
6.070%, SOFR + 1.330%, 10/22/27 (a)	185,000	187,909
KeyBank NA
5.000%, 01/26/33	1,660,000	1,676,627
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (a)	528,000	523,405
2.239%, SOFR + 1.178%, 07/21/32 (a)	3,018,000	2,681,759
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,001,000	984,489
2.943%, SOFR + 1.290%, 01/21/33 (a)	2,562,000	2,338,319
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	4,311,000	4,286,648
4.133%, SOFR + 0.913%, 10/18/29 (a)	2,515,000	2,514,190
5.042%, SOFR + 1.215%, 07/19/30 (a)	5,547,000	5,687,262
5.173%, SOFR + 1.450%, 01/16/30 (a)	2,450,000	2,515,088
5.230%, SOFR + 1.108%, 01/15/31 (a)	5,237,000	5,401,899
5.250%, SOFR + 1.870%, 04/21/34 (a)	1,156,000	1,190,173
6.407%, SOFR + 1.830%, 11/01/29 (a)	731,000	774,793
Wells Fargo & Co.
3.068%, SOFR + 2.530%, 04/30/41 (a)	459,000	355,996
3.350%, SOFR + 1.500%, 03/02/33 (a)	2,157,000	2,013,208
4.611%, SOFR + 2.130%, 04/25/53 (a) (g)	216,000	185,869
4.897%, SOFR + 2.100%, 07/25/33 (a)	6,000	6,093
5.198%, SOFR + 1.500%, 01/23/30 (a)	2,585,000	2,662,162
5.389%, SOFR + 2.020%, 04/24/34 (a)	1,362,000	1,417,069
5.499%, SOFR + 1.780%, 01/23/35 (a)	344,000	358,919
5.707%, SOFR + 1.070%, 04/22/28 (a)	2,219,000	2,264,930
		130,529,188
Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375%, 04/30/29 (144A)	100,000	97,288
Biotechnology — 0.0%
Amgen, Inc.
3.000%, 01/15/52	390,000	251,668
4.400%, 02/22/62	401,000	313,217
5.750%, 03/02/63	264,000	257,580
		822,465
Building Materials — 0.1%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	100,000	103,393
Cemex SAB de CV
7.200%, 5Y H15 + 3.520%, 06/10/30 (144A) (a)	721,000	751,931
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, 12/15/30 (144A)	100,000	104,151
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	100,000	104,088
6.750%, 03/01/33 (144A)	100,000	104,429
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A) (g)	200,000	213,927
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Standard Industries, Inc.
4.375%, 07/15/30 (144A)	200,000	$192,941
		1,574,860
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.750%, 04/15/33 (g)	300,000	298,426
Chemours Co.
4.625%, 11/15/29 (144A)	100,000	90,423
FMC Corp.
8.450%, 5Y H15 + 4.366%, 11/01/55 (a)	100,000	79,151
INEOS Finance PLC
7.500%, 04/15/29 (144A) (g)	200,000	173,736
Methanex Corp.
5.125%, 10/15/27	100,000	100,566
NOVA Chemicals Corp.
9.000%, 02/15/30 (144A)	200,000	213,553
OCP SA
6.750%, 05/02/34	708,000	763,802
6.750%, 05/02/34 (144A)	200,000	215,432
Olin Corp.
6.625%, 04/01/33 (144A)	100,000	99,247
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A)	200,000	194,616
7.250%, 02/15/33 (144A)	201,000	201,993
Orbia Advance Corp. SAB de CV
6.800%, 05/13/30 (144A)	387,000	382,194
Sasol Financing USA LLC
8.750%, 05/03/29 (g)	200,000	203,045
SCIH Salt Holdings, Inc.
4.875%, 05/01/28 (144A)	100,000	100,024
Tronox, Inc.
4.625%, 03/15/29 (144A) (g)	72,000	50,404
		3,166,612
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (g)	300,000	296,896
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, 03/01/29 (144A)	100,000	97,565
8.000%, 02/15/31 (144A) (g)	100,000	102,771
Block, Inc.
2.750%, 06/01/26	100,000	99,403
3.500%, 06/01/31 (g)	464,000	436,121
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	100,000	97,080
DP World Ltd.
6.850%, 07/02/37	820,000	927,562
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A)	100,000	103,918
Garda World Security Corp.
6.000%, 06/01/29 (144A)	100,000	98,069
8.375%, 11/15/32 (144A)	100,000	101,861
GEO Group, Inc.
8.625%, 04/15/29	100,000	105,180
See accompanying notes to financial statements.
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Herc Holdings, Inc.
7.250%, 06/15/33 (144A)	100,000	$106,038
Kaspi.KZ JSC
6.250%, 03/26/30	200,000	204,880
OT Midco, Inc.
10.000%, 02/15/30 (144A) (g)	346,000	137,668
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, 08/31/27 (144A)	100,000	98,046
Service Corp. International
3.375%, 08/15/30	100,000	93,510
United Rentals North America, Inc.
3.875%, 02/15/31	100,000	95,371
5.250%, 01/15/30	100,000	101,371
Williams Scotsman, Inc.
6.625%, 04/15/30 (144A)	100,000	103,359
Worldline SA
0.875%, 06/30/27 (EUR)	200,000	213,078
4.125%, 09/12/28 (EUR)	500,000	529,281
5.250%, 11/27/29 (EUR)	100,000	103,720
5.500%, 06/10/30 (EUR)	100,000	102,510
		4,355,258
Computers — 0.5%
Apple, Inc.
2.650%, 02/08/51	1,098,000	678,753
Dell International LLC/EMC Corp.
4.500%, 02/15/31	2,649,000	2,645,219
Gartner, Inc.
3.625%, 06/15/29 (144A)	1,505,000	1,450,661
3.750%, 10/01/30 (144A)	2,493,000	2,364,119
4.500%, 07/01/28 (144A)	5,550,000	5,532,050
McAfee Corp.
7.375%, 02/15/30 (144A) (g)	200,000	174,415
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	100,000	108,538
Seagate Data Storage Technology Pte. Ltd.
5.875%, 07/15/30 (144A)	100,000	103,087
		13,056,842
Diversified Financial Services — 1.0%
Ally Financial, Inc.
6.646%, 5Y H15 + 2.450%, 01/17/40 (a)	100,000	100,647
Aretec Group, Inc.
10.000%, 08/15/30 (144A)	180,000	194,246
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,750,000	2,777,439
Credit Acceptance Corp.
6.625%, 03/15/30 (144A) (g)	100,000	100,197
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	684,000	696,716
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	100,000	102,812
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A)	100,000	105,266
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
GGAM Finance Ltd.
8.000%, 06/15/28 (144A)	100,000	$105,897
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (g)	100,000	101,756
7.125%, 04/30/31 (144A)	100,000	105,077
Jefferson Capital Holdings LLC
8.250%, 05/15/30 (144A)	100,000	105,171
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	100,000	104,462
PennyMac Financial Services, Inc.
6.875%, 02/15/33 (144A)	100,000	104,395
7.875%, 12/15/29 (144A)	100,000	106,405
Rocket Cos., Inc.
6.125%, 08/01/30 (144A) (g)	100,000	103,368
6.500%, 08/01/29 (144A)	200,000	206,278
SLM Corp.
6.500%, 01/31/30	100,000	103,506
SRC Sukuk Ltd.
4.375%, 04/02/29	318,000	318,088
SURA Asset Management SA
6.350%, 05/13/32	341,000	363,619
6.350%, 05/13/32 (144A)	362,000	386,011
Synchrony Financial
2.875%, 10/28/31	2,659,000	2,385,549
3.950%, 12/01/27	884,000	879,787
5.019%, SOFR + 1.395%, 07/29/29 (a) (g)	1,357,000	1,374,076
5.150%, 03/19/29	2,956,000	2,995,671
5.450%, SOFR + 1.680%, 03/06/31 (a) (g)	4,623,000	4,739,963
5.935%, SOFR + 2.130%, 08/02/30 (a) (g)	2,633,000	2,744,050
7.250%, 02/02/33 (g)	2,523,000	2,710,235
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A) (g)	105,000	104,248
5.750%, 06/15/27 (144A)	100,000	100,266
UWM Holdings LLC
6.250%, 03/15/31 (144A)	60,000	59,904
6.625%, 02/01/30 (144A)	55,000	55,692
		24,440,797
Electric — 3.4%
AEP Texas, Inc.
3.450%, 05/15/51	837,000	565,464
4.150%, 05/01/49	172,000	132,224
5.400%, 06/01/33	122,000	125,952
5.700%, 05/15/34	408,000	425,278
AEP Transmission Co. LLC
3.150%, 09/15/49	1,093,000	738,873
3.750%, 12/01/47	176,000	134,713
3.800%, 06/15/49	168,000	126,540
5.375%, 06/15/35	68,000	70,134
AES Andes SA
6.300%, 03/15/29	200,000	206,922
AES Corp.
6.950%, 5Y H15 + 2.890%, 07/15/55 (a)	200,000	197,464
Alabama Power Co.
6.000%, 03/01/39	167,000	179,168
See accompanying notes to financial statements.
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Baltimore Gas & Electric Co.
2.900%, 06/15/50	48,000	$30,703
3.200%, 09/15/49	192,000	129,735
Dominion Energy South Carolina, Inc.
5.300%, 01/15/35	122,000	126,120
Dominion Energy, Inc.
7.000%, 5Y H15 + 2.511%, 06/01/54 (a)	1,169,000	1,265,736
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,198,000	818,326
3.700%, 12/01/47	1,066,000	804,805
3.950%, 03/15/48	344,000	272,438
Duke Energy Corp.
3.500%, 06/15/51	1,046,000	724,407
3.950%, 08/15/47	681,000	524,439
5.800%, 06/15/54	2,303,000	2,277,179
Duke Energy Florida LLC
3.000%, 12/15/51	364,000	235,532
Duke Energy Ohio, Inc.
2.125%, 06/01/30	1,338,000	1,224,820
5.250%, 04/01/33	328,000	339,770
5.550%, 03/15/54	189,000	184,701
5.650%, 04/01/53	151,000	149,128
Duke Energy Progress LLC
2.500%, 08/15/50	1,809,000	1,054,635
4.000%, 04/01/52	478,000	370,538
5.050%, 03/15/35	1,251,000	1,271,999
5.550%, 03/15/55	245,000	241,667
Edison International
7.875%, 5Y H15 + 3.658%, 06/15/54 (a)	100,000	104,975
Emera, Inc.
6.750%, 06/15/76 (a)	100,000	100,458
FirstEnergy Corp.
2.650%, 03/01/30	1,496,000	1,394,841
3.400%, 03/01/50	4,372,000	3,015,463
3.900%, 07/15/27	2,316,000	2,306,760
4.850%, 07/15/47	1,329,000	1,169,968
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	1,151,000	977,691
4.750%, 01/15/33 (144A)	2,035,000	2,034,350
5.000%, 01/15/35	2,536,000	2,541,029
5.450%, 07/15/44 (144A)	965,000	931,353
Florida Power & Light Co.
2.875%, 12/04/51	200,000	127,475
3.150%, 10/01/49	964,000	660,197
Georgia Power Co.
3.250%, 03/15/51	747,000	509,071
4.850%, 03/15/31	421,000	431,943
4.950%, 05/17/33 (g)	841,000	857,450
MidAmerican Energy Co.
3.650%, 08/01/48 (g)	369,000	276,176
MVM Energetika Zrt
6.500%, 03/13/31	880,000	928,481
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/27	637,000	644,570
NRG Energy, Inc.
4.450%, 06/15/29 (144A) (g)	1,491,000	1,484,418
Security Description	Principal Amount*	Value

Electric—(Continued)
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	200,000	$203,960
7.000%, 03/15/33 (144A)	3,613,000	3,993,771
Ohio Power Co.
1.625%, 01/15/31	372,000	326,452
2.600%, 04/01/30	946,000	882,847
2.900%, 10/01/51	189,000	116,482
4.000%, 06/01/49	464,000	356,500
4.150%, 04/01/48	164,000	129,501
Pacific Gas & Electric Co.
3.300%, 08/01/40	1,782,000	1,348,889
3.500%, 08/01/50	1,183,000	797,698
3.750%, 08/15/42	166,000	125,602
4.000%, 12/01/46	749,000	561,004
4.500%, 07/01/40	913,894	796,367
4.750%, 02/15/44	1,136,000	959,349
4.950%, 07/01/50	3,489,000	2,949,015
5.250%, 03/01/52	4,457,000	3,886,052
5.900%, 10/01/54	414,000	396,780
6.100%, 10/15/55	2,889,000	2,835,229
6.150%, 01/15/33	794,000	842,510
6.150%, 03/01/55	990,000	979,380
6.400%, 06/15/33	705,000	760,269
6.750%, 01/15/53	855,000	909,315
PECO Energy Co.
2.850%, 09/15/51	143,000	89,133
PG&E Corp.
5.250%, 07/01/30	6,249,000	6,204,741
7.375%, 5Y H15 + 3.883%, 03/15/55 (a) (g)	4,450,000	4,634,635
Pinnacle West Capital Corp.
5.150%, 05/15/30	2,310,000	2,380,253
Southern Co.
4.250%, 07/01/36	109,000	102,152
5.200%, 06/15/33	322,000	330,832
5.700%, 10/15/32	2,017,000	2,134,759
Talen Energy Supply LLC
8.625%, 06/01/30 (144A)	100,000	105,875
Vistra Operations Co. LLC
4.600%, 10/15/30 (144A)	510,000	509,793
5.700%, 12/30/34 (144A) (g)	2,839,000	2,930,308
6.000%, 04/15/34 (144A) (g)	3,336,000	3,510,583
6.950%, 10/15/33 (144A)	2,865,000	3,192,578
7.750%, 10/15/31 (144A)	200,000	211,835
VoltaGrid LLC
7.375%, 11/01/30 (144A) †	321,000	318,029
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29 (144A)	100,000	102,461
8.375%, 01/15/31 (144A) (g)	100,000	104,963
		86,465,981
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A) (g)	100,000	95,550
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A)	100,000	103,267
		198,817
See accompanying notes to financial statements.
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electronics — 0.0%
Imola Merger Corp.
4.750%, 05/15/29 (144A)	100,000	$98,702
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (g)	100,000	93,848
		192,550
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 05/11/27 † (e) (f) (h)	1,505,401	1,499,831
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28	200,000	202,127
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (h)	174,358	42,936
8.000%, 4.000% PIK, 12/31/28 (144A) (h)	175,569	108,326
		1,853,220
Engineering & Construction — 0.0%
IHS Holding Ltd.
8.250%, 11/29/31	200,000	208,725
TAV Havalimanlari Holding AS
8.500%, 12/07/28	700,000	730,511
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	174,554
		1,113,790
Entertainment — 0.9%
Bracelet Holdings, Inc.
9.250%, 07/02/28 (144A)	795,000	777,677
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A)	100,000	95,924
6.000%, 10/15/32 (144A) (g)	100,000	97,245
Churchill Downs, Inc.
6.750%, 05/01/31 (144A)	100,000	103,693
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,701,285	3,639,688
Light & Wonder International, Inc.
7.500%, 09/01/31 (144A)	100,000	104,333
Live Nation Entertainment, Inc.
4.750%, 10/15/27 (144A)	100,000	100,204
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	228,203
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
11.875%, 04/15/31 (144A)	200,000	211,338
Pioneer MidCo. LLC
11.625%, 11/18/30 † (e) (f) (h)	1,452,844	1,456,476
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625%, 04/16/29 (144A)	200,000	178,254
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A) (g)	100,000	95,952
Voyager Parent LLC
9.250%, 07/01/32 (144A)	100,000	106,112
Warnermedia Holdings, Inc.
3.755%, 03/15/27 (g)	15,421,000	15,317,247
		22,512,346
Security Description	Principal Amount*	Value

Environmental Control — 0.0%
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	$97,079
Food — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, 01/15/27 (144A)	200,000	199,807
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, 07/01/29 (144A)	100,000	104,312
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	100,000	104,970
Performance Food Group, Inc.
5.500%, 10/15/27 (144A)	100,000	100,148
Pilgrim's Pride Corp.
4.250%, 04/15/31	100,000	97,627
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	100,000	94,805
6.375%, 03/01/33 (144A)	200,000	202,000
		903,669
Forest Products & Paper — 0.0%
Magnera Corp.
7.250%, 11/15/31 (144A) (g)	100,000	98,166
Gas — 0.1%
Aethon III BR LLC
9.650%, SOFR + 6.150%, 01/10/27 (144A) † (a) (e) (f)	451,536	449,278
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375%, 06/01/28 (144A)	100,000	103,675
9.500%, 06/01/30 (144A)	100,000	106,529
New Generation Gas Gathering LLC
8.650%, SOFR + 5.250%, 09/30/29 † (a) (e) (f)	1,425,540	1,434,522
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34 (144A) (g)	100,000	102,424
6.500%, 06/15/34 (144A) (g)	100,000	102,178
7.500%, 05/01/33 (144A)	100,000	108,050
		2,406,656
Healthcare-Products — 0.0%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	100,000	99,457
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	200,000	208,750
Dentsply Sirona, Inc.
8.375%, 5Y H15 + 4.379%, 09/12/55 (a)	100,000	93,613
Hologic, Inc.
3.250%, 02/15/29 (144A)	100,000	98,557
Medline Borrower LP
3.875%, 04/01/29 (144A)	200,000	195,262
5.250%, 10/01/29 (144A)	100,000	100,540
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	100,000	103,376
See accompanying notes to financial statements.
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Teleflex, Inc.
4.625%, 11/15/27	100,000	$99,848
		999,403
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A) (g)	100,000	101,000
Centene Corp.
4.250%, 12/15/27 (g)	500,000	497,056
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	100,000	99,100
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	100,000	89,089
10.875%, 01/15/32 (144A) (g)	270,000	294,689
DaVita, Inc.
6.875%, 09/01/32 (144A)	200,000	208,193
Elevance Health, Inc.
3.600%, 03/15/51	9,000	6,408
4.550%, 05/15/52	233,000	192,810
Encompass Health Corp.
4.750%, 02/01/30	100,000	99,669
HCA, Inc.
3.500%, 07/15/51	921,000	624,257
4.125%, 06/15/29 (g)	128,000	127,566
4.600%, 11/15/32	2,975,000	2,948,058
4.625%, 03/15/52	629,000	513,680
5.450%, 04/01/31	2,355,000	2,457,911
5.450%, 09/15/34	824,000	847,933
5.500%, 06/15/47	149,000	140,806
5.600%, 04/01/34	233,000	243,000
5.750%, 03/01/35	2,646,000	2,777,265
5.875%, 02/01/29	37,000	38,558
6.100%, 04/01/64	817,000	809,326
6.200%, 03/01/55	866,000	882,574
IQVIA, Inc.
6.250%, 06/01/32 (144A)	100,000	104,492
LifePoint Health, Inc.
8.375%, 02/15/32 (144A)	100,000	108,546
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	100,000	98,345
Select Medical Corp.
6.250%, 12/01/32 (144A) (g)	121,000	118,308
Star Parent, Inc.
9.000%, 10/01/30 (144A)	100,000	106,721
Tenet Healthcare Corp.
4.625%, 06/15/28	200,000	200,371
6.125%, 06/15/30 (g)	100,000	102,329
		14,838,060
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	73,411
4.625%, 04/01/30 (144A)	190,000	181,448
6.875%, 08/01/33 (144A)	96,000	96,076
Beazer Homes USA, Inc.
7.250%, 10/15/29 (g)	772,000	788,999
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	100,000	$93,145
5.000%, 06/15/29 (144A)	135,000	130,588
Century Communities, Inc.
3.875%, 08/15/29 (144A)	100,000	95,081
DR Horton, Inc.
5.500%, 10/15/35 (g)	162,000	168,698
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	286,727
Homes by WestBay, LLC
11.000%, 02/06/30 † (e) (f)	3,134,000	3,169,414
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (g)	353,000	337,423
8.750%, 12/15/28 (144A)	232,000	241,992
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	327,159
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	186,966
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	100,000	100,603
		6,277,730
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.000%, 04/15/29 (144A)	100,000	97,428
Whirlpool Corp.
6.500%, 06/15/33	100,000	96,971
		194,399
Housewares — 0.0%
Newell Brands, Inc.
6.375%, 05/15/30 (g)	100,000	97,656
Insurance — 0.0%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, 02/15/29 (144A)	100,000	97,519
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750%, 04/15/28 (144A)	100,000	101,818
7.375%, 10/01/32 (144A) (g)	300,000	311,061
Ambac Assurance Corp.
5.100% (144A) (j)	162,922	211,798
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	100,000	102,841
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	200,000	205,961
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	100,000	103,625
		1,134,623
Internet — 1.5%
Alphabet, Inc.
4.100%, 11/15/30	2,840,000	2,848,716
5.700%, 11/15/75	3,114,000	3,064,956
See accompanying notes to financial statements.
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Amazon.com, Inc.
3.950%, 04/13/52 (g)	2,194,000	$1,712,282
4.650%, 11/20/35	3,120,000	3,107,383
5.550%, 11/20/65	1,685,000	1,634,443
AppLovin Corp.
5.125%, 12/01/29	3,477,000	3,566,446
5.375%, 12/01/31	6,030,000	6,252,929
5.950%, 12/01/54	2,623,000	2,597,820
Arches Buyer, Inc.
4.250%, 06/01/28 (144A)	100,000	98,141
Beignet Investor LLC
6.581%, 05/30/49 (144A)	7,553,000	7,979,708
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500%, 07/01/32 (144A) (g)	100,000	93,521
Expedia Group, Inc.
3.800%, 02/15/28	566,000	562,874
5.400%, 02/15/35	123,000	126,162
Gen Digital, Inc.
6.750%, 09/30/27 (144A)	100,000	101,490
ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.500%, 05/30/29 (144A) (g)	200,000	202,540
Match Group Holdings II LLC
4.625%, 06/01/28 (144A)	100,000	99,105
Meta Platforms, Inc.
4.650%, 08/15/62 (g)	2,600,000	2,100,241
5.550%, 08/15/64	996,000	923,884
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	200,000	223,692
Wayfair LLC
7.750%, 09/15/30 (144A) (g)	100,000	106,546
		37,402,879
Investment Companies — 0.2%
Flourishing Trade & Investment Ltd.
11.035%, 04/02/28 (e) (f) (h)	2,318,119	2,399,253
Prime Investments LP
11.000%, 5.500% PIK, 05/01/30 (e) (f) (h)	711,589	739,199
Resurgent Trade & Investment Ltd.
9.520%, 12/01/27 (e) (f)	1,909,000	1,909,000
		5,047,452
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
6.750%, 04/15/30 (144A) (g)	100,000	102,838
7.375%, 05/01/33 (144A) (g)	100,000	104,003
7.500%, 09/15/31 (144A)	100,000	105,484
Mineral Resources Ltd.
8.000%, 11/01/27 (144A)	200,000	204,260
8.500%, 05/01/30 (144A)	156,000	162,230
9.250%, 10/01/28 (144A)	125,000	131,188
Samarco Mineracao SA
9.500%, 5.500% PIK, 06/30/31 (h)	197,042	199,595
Vale Overseas Ltd.
6.400%, 06/28/54 (g)	61,000	62,251
		1,071,849
Security Description	Principal Amount*	Value

Leisure Time — 0.1%
Carnival Corp.
5.750%, 08/01/32 (144A)	1,655,000	$1,698,495
NCL Corp. Ltd.
6.750%, 02/01/32 (144A)	100,000	102,392
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36 (g)	640,000	642,680
		2,443,567
Lodging — 0.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (g)	97,000	84,269
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29 (144A)	100,000	97,130
4.000%, 05/01/31 (144A)	100,000	95,738
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A) (g)	100,000	93,352
Melco Resorts Finance Ltd.
5.375%, 12/04/29	200,000	197,961
MGM Resorts International
6.500%, 04/15/32 (g)	100,000	103,031
Sonder Holdings, Inc.
7.000%, 12/10/27 † (e) (f) (h) (i)	1,807,372	0
Travel & Leisure Co.
6.000%, 04/01/27	100,000	101,512
Wynn Macau Ltd.
5.625%, 08/26/28 (144A) (g)	300,000	299,865
6.750%, 02/15/34 (144A)	200,000	202,574
		1,275,432
Machinery-Construction & Mining — 0.0%
Terex Corp.
5.000%, 05/15/29 (144A)	100,000	99,660
Media — 1.2%
AMC Networks, Inc.
4.250%, 02/15/29	405,000	359,915
10.250%, 01/15/29 (144A)	361,000	378,549
10.500%, 07/15/32 (144A) (g)	100,000	110,474
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (g)	988,000	840,071
4.500%, 08/15/30 (144A)	300,000	282,454
4.500%, 05/01/32 (g)	1,111,000	997,164
4.750%, 02/01/32 (144A) (g)	229,000	209,293
5.000%, 02/01/28 (144A)	100,000	99,209
5.125%, 05/01/27 (144A)	200,000	199,725
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	642,000	445,382
3.700%, 04/01/51	444,000	279,468
3.850%, 04/01/61	1,244,000	741,312
3.900%, 06/01/52	3,530,000	2,278,344
3.950%, 06/30/62	2,225,000	1,338,843
4.400%, 12/01/61	3,423,000	2,238,735
4.800%, 03/01/50	1,622,000	1,218,446
5.250%, 04/01/53 (g)	374,000	295,776
See accompanying notes to financial statements.
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.750%, 04/01/48	664,000	$566,383
6.384%, 10/23/35	1,542,000	1,591,430
6.550%, 06/01/34 (g)	719,000	756,212
6.650%, 02/01/34 (g)	185,000	194,886
6.834%, 10/23/55	131,000	125,740
Comcast Corp.
2.650%, 08/15/62	443,000	223,097
2.987%, 11/01/63	646,000	349,420
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	342,968
11.250%, 05/15/28 (144A)	200,000	159,133
11.750%, 01/31/29 (144A)	247,000	183,508
Directv Financing LLC
8.875%, 02/01/30 (144A) (g)	200,000	202,688
8.875%, 02/01/30 (144A)	58,000	58,684
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	100,000	102,205
Discovery Communications LLC
3.625%, 05/15/30	100,000	92,063
3.950%, 03/20/28	5,437,000	5,340,548
5.000%, 09/20/37	100,000	80,012
Gray Media, Inc.
9.625%, 07/15/32 (144A)	200,000	207,554
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A) (g)	100,000	96,311
Paramount Global
2.900%, 01/15/27	2,661,000	2,617,734
3.375%, 02/15/28	417,000	404,693
3.700%, 10/04/26	570,000	560,432
4.375%, 03/15/43	347,000	241,358
4.600%, 01/15/45	397,000	275,305
4.900%, 08/15/44	152,000	109,081
4.950%, 01/15/31	1,330,000	1,278,962
5.250%, 04/01/44	579,000	437,068
6.250%, 02/28/57 (a)	200,000	179,382
Sirius XM Radio LLC
5.000%, 08/01/27 (144A)	300,000	300,730
5.500%, 07/01/29 (144A) (g)	100,000	100,818
Univision Communications, Inc.
8.500%, 07/31/31 (144A)	200,000	208,926
9.375%, 08/01/32 (144A)	100,000	107,481
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (g)	23,000	23,729
Virgin Media Secured Finance PLC
5.500%, 05/15/29 (144A)	200,000	197,031
VZ Secured Financing BV
5.000%, 01/15/32 (144A)	200,000	180,991
		30,209,723
Mining — 0.1%
Arsenal AIC Parent LLC
11.500%, 10/01/31 (144A)	100,000	110,055
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36	200,000	216,875
Security Description	Principal Amount*	Value

Mining—(Continued)
Fortescue Treasury Pty. Ltd.
6.125%, 04/15/32 (144A)	100,000	$104,349
Glencore Funding LLC
2.500%, 09/01/30 (144A)	138,000	126,447
2.625%, 09/23/31 (144A)	473,000	426,403
5.700%, 05/08/33 (144A) (g)	140,000	147,417
6.375%, 10/06/30 (144A) (g)	1,383,000	1,488,369
Navoi Mining & Metallurgical Combinat
6.750%, 05/14/30	200,000	209,066
Novelis Corp.
4.750%, 01/30/30 (144A)	100,000	96,600
Stillwater Mining Co.
4.500%, 11/16/29	337,000	318,376
Vedanta Resources Finance II PLC
10.875%, 09/17/29	200,000	211,039
		3,454,996
Office/Business Equipment — 0.0%
Xerox Corp.
10.250%, 10/15/30 (144A) (g)	357,000	341,559
13.500%, 04/15/31 (144A) (g)	157,000	127,857
		469,416
Oil & Gas — 4.7%
Antero Resources Corp.
5.375%, 03/01/30 (144A)	6,454,000	6,543,349
7.625%, 02/01/29 (144A)	545,000	553,124
BP Capital Markets America, Inc.
4.989%, 04/10/34 (g)	127,000	129,509
5.227%, 11/17/34	1,526,000	1,574,259
California Resources Corp.
7.000%, 01/15/34 (144A)	192,000	189,129
8.250%, 06/15/29 (144A)	179,000	187,231
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	512,000	510,496
8.375%, 07/01/28 (144A)	268,000	276,145
8.625%, 11/01/30 (144A)	56,000	58,691
CNX Resources Corp.
7.250%, 03/01/32 (144A)	1,078,000	1,125,324
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	200,000	194,531
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	56,000	53,141
7.625%, 04/01/32 (144A)	100,000	96,952
CVR Energy, Inc.
8.500%, 01/15/29 (144A)	200,000	205,569
Diamondback Energy, Inc.
3.125%, 03/24/31	4,928,000	4,604,783
3.250%, 12/01/26	6,912,000	6,861,941
3.500%, 12/01/29	7,780,000	7,547,212
Ecopetrol SA
7.750%, 02/01/32	724,000	745,061
Energean Israel Finance Ltd.
8.500%, 09/30/33 (144A)	118,970	127,062
Energean PLC
5.625%, 05/12/31 (144A) (EUR)	111,000	130,446
See accompanying notes to financial statements.
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	$2,429,045
3.625%, 05/15/31 (144A)	5,809,000	5,462,693
3.900%, 10/01/27	5,921,000	5,894,029
4.500%, 01/15/29	6,107,000	6,121,406
4.750%, 01/15/31 (g)	12,647,000	12,730,009
5.000%, 01/15/29 (g)	2,107,000	2,134,469
5.500%, 07/15/28	196,000	198,896
5.700%, 04/01/28	2,928,000	3,021,534
5.750%, 02/01/34 (g)	1,286,000	1,343,414
6.375%, 04/01/29	2,517,000	2,604,544
6.500%, 07/01/27	1,423,000	1,450,438
7.000%, 02/01/30 (g)	4,676,000	5,078,851
7.500%, 06/01/30	7,322,000	8,053,973
Expand Energy Corp.
4.750%, 02/01/32 (g)	3,454,000	3,407,394
5.375%, 02/01/29	2,423,000	2,423,050
5.700%, 01/15/35	6,362,000	6,583,846
5.875%, 02/01/29 (144A)	531,000	531,037
6.750%, 04/15/29 (144A)	2,016,000	2,027,807
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A) (g)	459,000	322,870
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A)	1,123,000	1,085,391
Hess Corp.
6.000%, 01/15/40	287,000	309,717
7.300%, 08/15/31	498,000	572,041
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250%, 02/15/35 (144A)	100,000	95,037
8.375%, 11/01/33 (144A)	100,000	102,106
KazMunayGas National Co. JSC
6.375%, 10/24/48	253,000	255,238
Matador Resources Co.
6.250%, 04/15/33 (144A)	100,000	100,133
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	250,000	262,649
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (h)	179,448	177,462
7.625%, 11/08/28 (144A) (h)	442,505	341,776
Noble Finance II LLC
8.000%, 04/15/30 (144A)	100,000	103,891
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	111,000	108,076
8.750%, 06/15/31 (144A) (g)	100,000	100,960
Permian Resources Operating LLC
7.000%, 01/15/32 (144A)	100,000	104,234
8.000%, 04/15/27 (144A)	358,000	362,676
Petroleos de Venezuela SA
6.000%, 11/15/26 (i)	133,000	31,588
9.750%, 05/17/35 (i)	151,000	38,883
Petroleos Mexicanos
4.750%, 02/26/29 (EUR)	120,000	141,720
5.950%, 01/28/31	492,000	476,178
6.375%, 01/23/45	311,000	250,482
6.700%, 02/16/32	41,000	40,891
6.840%, 01/23/30	403,000	409,247
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
7.500%, 03/31/26	2,965,000	$2,972,412
8.750%, 06/02/29	69,800	74,832
10.000%, 02/07/33	32,000	37,065
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	529,654
Raizen Fuels Finance SA
6.250%, 07/08/32 (144A)	312,000	262,080
6.450%, 03/05/34	206,000	168,021
Repsol E&P Capital Markets U.S. LLC
4.805%, 09/16/28 (144A)	410,000	413,816
5.204%, 09/16/30 (144A)	505,000	512,145
5.976%, 09/16/35 (144A)	1,045,000	1,065,775
SM Energy Co.
7.000%, 08/01/32 (144A)	100,000	98,307
Sunoco LP
4.625%, 05/01/30 (144A)	100,000	97,148
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a)	195,000	200,319
Sunoco LP/Sunoco Finance Corp.
4.500%, 04/30/30	200,000	195,305
Transocean International Ltd.
8.250%, 05/15/29 (144A)	239,000	240,877
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	170,000	173,618
Trident Energy Finance PLC
12.500%, 11/30/29	303,000	307,545
Valaris Ltd.
8.375%, 04/30/30 (144A) (g)	100,000	104,046
Viper Energy Partners LLC
4.900%, 08/01/30 (g)	1,575,000	1,593,065
5.700%, 08/01/35 (g)	1,693,000	1,727,757
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	97,000	96,930
8.500%, 06/10/33 (144A)	721,000	740,827
Vital Energy, Inc.
7.875%, 04/15/32 (144A) (g)	100,000	98,528
YPF SA
9.500%, 01/17/31 (144A)	118,000	125,949
		120,839,657
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, 09/01/32 (144A)	100,000	103,135
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	21,000	21,252
7.125%, 03/15/29 (144A)	100,000	103,511
		227,898
Packaging & Containers — 0.1%
Ardagh Group SA
9.500%, 12/01/30 (144A)	508,322	551,335
12.000%, 6.500% PIK, 12/01/30 (144A) (h)	982,000	897,303
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A) (g)	329,000	334,487
See accompanying notes to financial statements.
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Graphic Packaging International LLC
6.375%, 07/15/32 (144A) (g)	100,000	$101,867
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/30 (144A)	187,000	185,525
9.250%, 04/15/30 (144A) (g)	537,000	515,520
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31 (144A)	100,000	102,078
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, 02/01/28 (144A)	100,000	101,661
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A)	502,000	501,300
Trivium Packaging Finance BV
12.250%, 01/15/31 (144A)	200,000	217,007
		3,508,083
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
5.081%, 06/07/29	662,000	679,524
CVS Health Corp.
4.125%, 04/01/40	265,000	226,461
5.125%, 07/20/45	275,000	248,272
7.000%, 5Y H15 + 2.886%, 03/10/55 (a)	100,000	104,905
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A) (g)	100,000	105,694
Pfizer, Inc.
2.700%, 05/28/50	665,000	414,504
4.000%, 12/15/36 (g)	137,000	128,495
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	100,000	98,845
8.125%, 09/15/31	200,000	230,288
		2,236,988
Pipelines — 1.9%
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,846,000	1,614,545
3.402%, 01/15/38 (144A)	1,253,000	1,087,704
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	3,405,000	2,903,300
5.125%, 06/30/27	1,552,000	1,567,009
Cheniere Energy Partners LP
3.250%, 01/31/32	1,672,000	1,539,969
4.000%, 03/01/31 (g)	3,090,000	3,008,915
5.550%, 10/30/35 (144A)	464,000	474,384
5.750%, 08/15/34	1,105,000	1,153,750
Cheniere Energy, Inc.
5.650%, 04/15/34	5,901,000	6,121,579
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.625%, 03/15/29 (144A)	100,000	104,816
Energy Transfer LP
5.950%, 05/15/54	2,092,000	1,982,486
7.125%, 5Y H15 + 2.829%, 10/01/54 (a)	100,000	102,603
7.375%, 02/01/31 (144A)	2,919,000	3,032,731
Genesis Energy LP/Genesis Energy Finance Corp.
7.875%, 05/15/32 (g)	100,000	104,241
8.875%, 04/15/30	100,000	105,232
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36	200,000	$208,805
Hess Midstream Operations LP
5.875%, 03/01/28 (144A)	100,000	101,877
ITT Holdings LLC
6.500%, 08/01/29 (144A)	100,000	95,965
Kinetik Holdings LP
6.625%, 12/15/28 (144A)	100,000	102,968
NGPL PipeCo LLC
3.250%, 07/15/31 (144A) (g)	3,594,000	3,306,335
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (g)	4,634,000	4,652,761
5.000%, 03/15/27	3,656,000	3,680,573
5.875%, 06/30/26	30,000	30,042
5.900%, 09/15/37	1,482,895	1,557,820
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375%, 02/15/29 (144A)	100,000	103,356
Targa Resources Corp.
4.200%, 02/01/33	1,047,000	1,002,356
6.125%, 03/15/33	509,000	544,466
6.150%, 03/01/29	1,427,000	1,502,222
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, 02/01/31	2,142,000	2,155,096
5.500%, 03/01/30	3,463,000	3,516,347
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	200,000	187,488
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A) (g)	100,000	96,243
8.375%, 06/01/31 (144A) (g)	300,000	298,328
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a) (g)	254,000	200,592
9.875%, 02/01/32 (144A) (g)	100,000	103,307
		48,350,211
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A)	100,000	106,809
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	39,000	40,747
Howard Hughes Corp.
4.375%, 02/01/31 (144A) (g)	100,000	95,209
5.375%, 08/01/28 (144A)	416,000	417,550
Lessen Holdings, Inc.
15.240%, SOFR + 8.500%, 01/05/28 † (a) (e) (f)	1,853,537	1,442,237
Resort Communities Loanco LP
13.000%, 11/21/28 (e) (f) (k)	4,335,291	4,413,760
		6,516,312
Real Estate Investment Trusts — 1.5%
American Tower Corp.
2.700%, 04/15/31	255,000	234,142
2.900%, 01/15/30	753,000	714,802
3.950%, 03/15/29	261,000	258,800
4.700%, 12/15/32	85,000	85,018
5.000%, 01/31/30	651,000	666,593
5.350%, 03/15/35	157,000	160,959
See accompanying notes to financial statements.
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
5.450%, 02/15/34	2,565,000	$2,664,264
Crown Castle, Inc.
2.100%, 04/01/31	264,000	232,992
4.300%, 02/15/29	881,000	878,679
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 (g)	701,000	725,740
Equinix, Inc.
2.500%, 05/15/31 (g)	4,629,000	4,189,160
3.400%, 02/15/52 (g)	420,000	286,946
3.900%, 04/15/32	2,220,000	2,133,643
Extra Space Storage LP
3.900%, 04/01/29	227,000	224,314
4.000%, 06/15/29	18,000	17,823
5.400%, 06/15/35	1,070,000	1,096,906
5.500%, 07/01/30	3,116,000	3,243,147
5.900%, 01/15/31	70,000	74,219
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	1,483,000	1,341,757
4.000%, 01/15/31	1,251,000	1,198,241
5.250%, 02/15/33	2,320,000	2,328,403
5.300%, 01/15/29	545,000	554,486
5.750%, 06/01/28	984,000	1,009,625
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	200,000	199,797
5.250%, 07/15/30 (144A)	100,000	98,791
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	332,004
7.000%, 02/01/30 (144A)	100,000	102,639
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	100,000	99,004
4.750%, 10/15/27	100,000	99,586
SBA Communications Corp.
3.875%, 02/15/27	200,000	198,493
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	318,000	287,363
3.950%, 01/15/28 †	100,000	94,399
4.375%, 02/15/30 †	300,000	254,199
5.500%, 12/15/27 †	71,000	69,893
8.375%, 06/15/29 † (g)	828,000	832,467
8.875%, 06/15/32 †	715,000	705,314
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (g)	100,000	105,610
Store Capital LLC
2.750%, 11/18/30	53,000	48,252
5.400%, 04/30/30 (144A)	1,793,000	1,826,386
Trust 2401
7.700%, 01/23/32 (144A)	288,000	318,404
Trust Fibra Uno
7.700%, 01/23/32	576,000	630,911
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, 04/15/28 (144A)	200,000	198,770
VICI Properties LP
4.750%, 02/15/28	1,517,000	1,531,816
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
VICI Properties LP
4.750%, 04/01/28	580,000	$586,105
4.950%, 02/15/30	4,039,000	4,087,481
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	780,801
4.625%, 12/01/29 (144A)	645,000	643,741
XHR LP
4.875%, 06/01/29 (144A)	52,000	51,269
		38,504,154
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	200,000	197,150
Advance Auto Parts, Inc.
3.900%, 04/15/30	100,000	91,798
Asbury Automotive Group, Inc.
4.625%, 11/15/29 (144A)	100,000	98,315
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, 01/15/30 (144A)	200,000	190,155
Gap, Inc.
3.625%, 10/01/29 (144A)	100,000	94,746
Group 1 Automotive, Inc.
4.000%, 08/15/28 (144A)	100,000	98,022
Kohl's Corp.
5.125%, 05/01/31 (g)	100,000	87,963
LCM Investments Holdings II LLC
8.250%, 08/01/31 (144A)	100,000	105,769
Lithia Motors, Inc.
3.875%, 06/01/29 (144A)	100,000	96,693
Park River Holdings, Inc.
8.750%, 12/31/30 (144A)	100,000	98,375
PetSmart LLC/PetSmart Finance Corp.
10.000%, 09/15/33 (144A)	300,000	308,903
QXO Building Products, Inc.
6.750%, 04/30/32 (144A)	100,000	104,442
Sonic Automotive, Inc.
4.875%, 11/15/31 (144A) (g)	100,000	96,582
Yum! Brands, Inc.
3.625%, 03/15/31	100,000	94,594
		1,763,507
Semiconductors — 0.8%
Broadcom, Inc.
2.450%, 02/15/31	1,690,000	1,545,807
3.137%, 11/15/35 (144A)	1,240,000	1,067,871
3.187%, 11/15/36 (144A)	2,820,000	2,391,621
3.419%, 04/15/33	1,082,000	1,001,569
3.469%, 04/15/34	141,000	128,570
4.150%, 04/15/32 (144A)	236,000	230,771
4.550%, 02/15/32	125,000	125,349
4.800%, 10/15/34	1,403,000	1,405,698
4.900%, 02/15/38	1,105,000	1,083,261
4.926%, 05/15/37 (144A)	337,000	332,622
5.150%, 11/15/31	3,736,000	3,875,910
5.200%, 04/15/32	1,517,000	1,573,852
See accompanying notes to financial statements.
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Entegris, Inc.
4.750%, 04/15/29 (144A) (g)	200,000	$200,436
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	562,000	580,093
5.900%, 01/25/33 (144A)	1,824,000	1,908,537
6.100%, 01/25/36 (144A)	200,000	209,087
6.150%, 01/25/32 (144A)	311,000	329,563
6.200%, 01/25/37 (144A)	1,023,000	1,074,970
6.250%, 01/25/35 (144A)	322,000	341,446
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250%, 05/11/41	170,000	128,892
		19,535,925
Software — 0.5%
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	528,000	549,918
CoreWeave, Inc.
9.250%, 06/01/30 (144A) (g)	200,000	185,955
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	100,000	98,625
Microsoft Corp.
2.921%, 03/17/52	2,375,000	1,555,712
MSCI, Inc.
5.250%, 09/01/35	1,305,000	1,313,610
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A)	100,000	95,582
Oracle Corp.
3.850%, 04/01/60	577,000	352,575
4.000%, 07/15/46	255,000	176,764
4.100%, 03/25/61	902,000	581,017
5.500%, 09/27/64	1,530,000	1,221,023
5.950%, 09/26/55 (g)	4,727,000	4,188,189
6.000%, 08/03/55	1,679,000	1,480,523
6.100%, 09/26/65	890,000	784,973
6.125%, 08/03/65	309,000	273,648
UKG, Inc.
6.875%, 02/01/31 (144A)	100,000	102,721
		12,960,835
Telecommunications — 1.2%
APLD ComputeCo LLC
9.250%, 12/15/30 (144A)	100,000	98,090
AT&T, Inc.
3.500%, 09/15/53	2,133,000	1,427,455
3.650%, 09/15/59	1,589,000	1,047,881
3.800%, 12/01/57	4,373,000	3,007,932
3.850%, 06/01/60	1,029,000	705,964
6.050%, 08/15/56 (g)	2,718,000	2,733,972
Bell Telephone Co. of Canada or Bell Canada
6.875%, 5Y H15 + 2.390%, 09/15/55 (a)	100,000	103,173
Cipher Compute LLC
7.125%, 11/15/30 (144A)	31,000	31,573
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	500,000	530,370
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (f)	145,973	8,758
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Fibercop SpA
6.375%, 11/15/33 (144A)	200,000	$198,188
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,841,000	1,844,166
5.875%, 11/01/29	1,267,400	1,282,769
8.625%, 03/15/31 (144A)	621,000	653,406
Iliad Holding SAS
8.500%, 04/15/31 (144A) (g)	200,000	215,250
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	200,000	206,114
Motorola Solutions, Inc.
2.750%, 05/24/31	170,000	155,534
4.850%, 08/15/30	453,000	462,198
5.550%, 08/15/35	620,000	644,305
5.600%, 06/01/32	636,000	668,832
Rogers Communications, Inc.
5.250%, 5Y H15 + 3.590%, 03/15/82 (144A) (a)	100,000	99,956
7.000%, 5Y H15 + 2.653%, 04/15/55 (a)	100,000	104,620
Telecom Argentina SA
9.250%, 05/28/33 (144A)	119,918	125,268
TELUS Corp.
6.625%, 5Y H15 + 2.769%, 10/15/55 (a)	100,000	102,044
T-Mobile USA, Inc.
2.700%, 03/15/32	1,204,000	1,082,425
3.875%, 04/15/30	2,790,000	2,743,616
5.125%, 05/15/32	197,000	202,727
5.800%, 09/15/62 (g)	2,205,000	2,170,303
Turk Telekomunikasyon AS
7.375%, 05/20/29	714,000	744,072
Turkcell Iletisim Hizmetleri AS
7.650%, 01/24/32	200,000	212,618
Verizon Communications, Inc.
1.500%, 09/18/30	492,000	433,785
4.400%, 11/01/34	2,000	1,930
4.780%, 02/15/35	1,220,000	1,201,178
5.401%, 07/02/37 (144A) (g)	931,000	940,970
5.875%, 11/30/55	2,126,000	2,100,491
6.000%, 11/30/65	1,859,000	1,834,743
Viasat, Inc.
5.625%, 04/15/27 (144A)	100,000	99,856
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	184,643
Vodafone Group PLC
7.000%, 5Y USD Swap + 4.873%, 04/04/79 (a)	200,000	211,863
Windstream Services LLC
7.500%, 10/15/33 (144A)	19,000	19,477
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (h)	23,233	22,826
Zayo Group Holdings, Inc.
9.250%, 03/09/30 (144A) (h)	46,294	43,979
		30,709,320
Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	517,795	516,444
See accompanying notes to financial statements.
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
7.000%, 05/01/31 (144A)	100,000	$105,309
7.875%, 12/01/30 (144A)	100,000	106,340
		211,649
Water — 0.0%
Thames Water Utilities Finance PLC
4.000%, 06/19/27 (GBP)	400,000	387,458
Total Corporate Bonds & Notes (Cost $709,005,812)		715,580,841

U.S. Treasury & Government Agencies—20.1%
U.S. Treasury — 20.1%
U.S. Treasury Bonds
1.125%, 05/15/40	9,628,000	6,108,891
1.125%, 08/15/40	9,628,000	6,046,835
1.375%, 11/15/40	9,628,000	6,249,174
1.375%, 08/15/50	2,681,000	1,318,193
1.625%, 11/15/50	3,942,300	2,069,707
1.875%, 02/15/41	1,431,600	1,000,107
1.875%, 11/15/51	6,549,100	3,619,913
2.000%, 08/15/51	2,681,000	1,535,815
2.250%, 08/15/49	7,927,000	4,971,406
2.375%, 05/15/51	5,888,700	3,711,031
2.500%, 02/15/45 (l) (m)	15,297,000	10,833,383
2.750%, 11/15/47 (m)	13,047,000	9,294,458
2.875%, 05/15/49	2,681,000	1,923,303
3.000%, 05/15/47	6,579,700	4,940,943
3.000%, 02/15/48	12,026,300	8,949,258
3.000%, 02/15/49	10,024,800	7,384,675
3.000%, 08/15/52 (l) (m)	14,868,800	10,649,197
3.125%, 02/15/43	3,443,000	2,784,661
3.125%, 08/15/44	6,418,100	5,079,826
3.125%, 05/15/48	2,681,000	2,036,199
3.625%, 08/15/43	9,487,000	8,189,208
3.625%, 02/15/53	6,526,000	5,283,511
3.625%, 05/15/53	7,906,500	6,395,926
3.750%, 08/15/41	791,000	712,889
3.750%, 11/15/43	9,487,000	8,314,096
3.875%, 02/15/43	2,391,500	2,151,416
4.125%, 08/15/44	3,582,800	3,288,199
4.125%, 08/15/53	1,956,200	1,731,695
4.250%, 05/15/39 (l)	898,000	879,689
4.250%, 08/15/54	852,000	770,328
4.375%, 11/15/39	898,000	885,898
4.500%, 08/15/39	9,665,200	9,681,812
4.625%, 11/15/44	4,210,000	4,125,471
4.750%, 11/15/53 (m)	12,928,400	12,691,548
U.S. Treasury Inflation-Indexed Notes
1.625%, 04/15/30 (n)	28,911,662	29,053,403
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	5,990,422
0.500%, 05/31/27	13,670,000	13,111,986
0.500%, 08/31/27	13,446,300	12,803,399
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.625%, 07/31/26	14,128,300	$13,891,301
1.125%, 08/31/28	3,030,000	2,846,425
1.250%, 03/31/28	3,772,200	3,590,221
1.250%, 05/31/28	8,868,000	8,407,972
1.500%, 02/15/30	4,871,000	4,474,090
2.375%, 05/15/27	13,530,500	13,326,485
2.375%, 03/31/29	3,172,300	3,056,313
2.750%, 08/15/32 (l)	12,595,000	11,740,410
2.875%, 04/30/29	7,545,000	7,378,185
2.875%, 05/15/32	1,552,500	1,463,838
3.125%, 08/31/29	10,516,000	10,338,542
3.250%, 06/30/29	8,412,600	8,316,644
3.500%, 01/31/30	8,144,900	8,098,130
3.625%, 05/31/28	7,232,700	7,251,629
3.625%, 09/30/31	11,385,000	11,271,150
3.750%, 12/31/28	12,914,000	12,987,146
3.875%, 11/30/27	3,100,000	3,122,039
4.000%, 01/15/27	10,412,300	10,462,231
4.000%, 02/28/30	15,322,000	15,517,116
4.000%, 02/15/34	8,864,000	8,836,300
4.125%, 02/28/27	13,023,600	13,111,102
4.125%, 09/30/27	15,032,000	15,192,889
4.125%, 11/30/29	16,929,000	17,221,290
4.250%, 03/15/27	6,462,300	6,517,078
4.250%, 06/30/31 (l)	12,978,100	13,272,135
4.375%, 12/15/26	7,323,200	7,380,644
4.500%, 07/15/26	12,977,300	13,043,875
4.500%, 12/31/31	8,705,400	9,008,729
4.625%, 03/15/26	14,800,000	14,827,731
4.875%, 10/31/30	11,260,900	11,829,224
Total U.S. Treasury & Government Agencies (Cost $551,722,161)		514,348,735

Asset-Backed Securities—12.0%
Asset-Backed - Automobile — 0.2%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.521%, 1M EURIBOR + 1.600%, 03/21/34 (EUR) (a)	86,431	102,176
Auto ABS Italian Stella Loans SRL
3.594%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (a)	71,481	84,580
4.194%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (a)	71,481	85,026
Auto1 Car Funding SARL
5.435%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (a)	100,000	120,928
Cardiff Auto Receivables Securitisation PLC
5.679%, SONIA + 1.900%, 08/20/31 (GBP) (a)	259,000	350,622
6.379%, SONIA + 2.600%, 08/20/31 (GBP) (a)	197,000	267,350
Dowson PLC
7.741%, SONIA + 3.950%, 08/20/31 (GBP) (a)	500,000	670,916
10.741%, SONIA + 6.950%, 08/20/31 (GBP) (a)	500,000	664,592
Hill FL BV
3.893%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (a)	90,043	104,591
Huntington Bank Auto Credit-Linked Notes
5.118%, SOFR30A + 1.200%, 09/20/33 (144A) (a)	314,336	314,780
See accompanying notes to financial statements.
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Pony SA
3.135%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (a)	89,613	$105,450
3.585%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (a)	89,613	105,770
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	1,076,458	1,078,197
		4,054,978
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
5.244%, SONIA + 1.400%, 07/15/32 (GBP) (a)	100,000	135,126
5.744%, SONIA + 1.900%, 07/15/32 (GBP) (a)	111,000	150,246
6.494%, SONIA + 2.650%, 07/15/32 (GBP) (a)	246,000	333,868
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
3.694%, 1M EURIBOR + 1.800%, 10/27/42 (EUR) (a)	77,102	91,220
5.894%, 1M EURIBOR + 4.000%, 10/27/42 (EUR) (a)	77,102	91,701
		802,161
Asset-Backed - Home Equity — 1.0%
Ace Securities Corp.
Zero Coupon, 08/15/30	60,261	58,518
ACE Securities Corp. Home Equity Loan Trust
4.106%, 1M TSFR + 0.374%, 05/25/37 (a)	956,732	141,549
4.536%, 1M TSFR + 0.804%, 08/25/35 (a)	213,425	189,894
ACE Securities Corp. Mortgage Loan Trust
6.930%, 02/25/38 (144A) (k)	81,921	69,963
Argent Mortgage Loan Trust
4.326%, 1M TSFR + 0.594%, 05/25/35 (a)	1,517,342	1,269,514
Argent Securities Trust
4.146%, 1M TSFR + 0.414%, 07/25/36 (a)	520,462	139,501
Bayview Financial Revolving Asset Trust
4.842%, 1M TSFR + 1.114%, 05/28/39 (144A) (a)	2,574,347	2,109,964
4.842%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	72,576	78,572
Bear Stearns Asset-Backed Securities I Trust
4.326%, 1M TSFR + 0.594%, 06/25/36 (a)	390,033	386,649
4.546%, 1M TSFR + 0.814%, 04/25/37 (a)	2,877,346	2,797,260
5.571%, 1M TSFR + 1.839%, 08/25/34 (a)	1,726	1,715
6.250%, 12/25/35 (k)	1,082,022	1,073,113
6.250%, 02/25/36 (k)	1,344,667	1,395,572
Bear Stearns Asset-Backed Securities Trust
4.406%, 1M TSFR + 0.674%, 04/25/36 (a)	2,048,379	2,039,922
6.498%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,204,910
Bear Stearns Structured Products Trust
5.846%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	306,764	305,942
Citigroup Mortgage Loan Trust, Inc.
4.046%, 1M TSFR + 0.314%, 05/25/37 (a)	1,486,375	1,015,000
4.116%, 1M TSFR + 0.384%, 05/25/37 (a)	675,177	461,354
Cross Mortgage Trust
5.296%, 11/25/60 (144A) (k)	153,929	154,468
CWABS Asset-Backed Certificates Trust
4.221%, 1M TSFR + 0.489%, 06/25/37 (a)	888,916	863,765
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	24,097	38,196
Deephaven Residential Mortgage Trust
5.224%, 10/25/55 (144A) (k)	429,449	430,964
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
FIGRE Trust
5.150%, 11/25/55 (144A) (a)	417,103	$418,210
GSAA Home Equity Trust
5.772%, 11/25/36 (a)	153,224	41,026
Home Equity Mortgage Loan Asset-Backed Trust
3.505%, 1M TSFR + 2.139%, 07/25/34 (a)	88,781	86,057
Home Equity Mortgage Trust
5.867%, 07/25/36 (k)	443,119	37,861
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (k)	5,602	5,606
MASTR Asset-Backed Securities Trust
4.366%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	276,504	261,474
4.406%, 1M TSFR + 0.674%, 05/25/37 (a)	621,846	538,191
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (k)	3,053,148	1,057,762
6.512%, 10/25/36 (k)	264,857	55,867
Option One Mortgage Loan Trust
4.056%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	801,324
5.860%, 01/25/37 (k)	17,385	17,107
5.866%, 01/25/37 (k)	2,001,872	1,735,067
RCKT Mortgage Trust
8.005%, 04/25/44 (144A) (a)	1,647,000	1,688,274
9.584%, 04/25/44 (144A) (a)	116,000	119,260
Vista Point Securitization Trust
5.297%, 11/25/55 (144A) (k)	327,493	327,938
Yale Mortgage Loan Trust
4.246%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	670,702	205,272
		24,622,601
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	33,898
7.176%, 11/10/28 (a)	4,000,000	295,197
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,293	75,200
7.830%, 06/15/30 (a)	1,178,847	72,062
8.290%, 06/15/30 (a)	850,435	55,040
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,273,730	1,228,751
Conseco Finance Corp.
6.830%, 04/01/30 (a)	769,701	783,586
7.500%, 03/01/30 (a)	342,311	85,169
7.860%, 03/01/30 (a)	319,642	83,131
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	157,085
8.060%, 09/01/29 (a)	586,391	70,194
8.200%, 05/01/31	1,604,918	295,692
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	172,718	175,309
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (k)	3,902,546	3,302,620
GreenPoint Manufactured Housing
9.230%, 12/15/29 (a)	210,871	211,213
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	200,593	201,960
See accompanying notes to financial statements.
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	135,841	$52,600
7.620%, 06/15/32 (a)	535,252	543,324
Origen Manufactured Housing Contract Trust
5.065%, 1M TSFR + 1.314%, 10/15/37 (144A) (a)	23,782	23,720
7.820%, 03/15/32 (a)	134,378	135,247
		7,880,998
Asset-Backed - Other — 9.6%
610 Funding CLO 2 Ltd.
5.234%, 3M TSFR + 1.350%, 01/20/34 (144A) (a)	250,000	250,069
720 East CLO VII Ltd.
4.944%, 3M TSFR + 1.060%, 04/20/37 (144A) (a)	970,000	968,808
AB BSL CLO 3 Ltd.
5.134%, 3M TSFR + 1.250%, 04/20/38 (144A) (a)	250,000	250,031
Affirm Asset Securitization Trust
4.450%, 10/15/30 (144A)	1,041,123	1,042,114
4.560%, 10/15/30 (144A)	154,000	154,255
4.930%, 10/15/30 (144A)	100,000	100,182
AGL CLO 13 Ltd.
5.534%, 3M TSFR + 1.650%, 10/20/34 (144A) (a)	340,000	340,095
AGL CLO 20 Ltd.
5.254%, 3M TSFR + 1.370%, 10/20/37 (144A) (a)	430,000	431,597
AGL CLO 21 Ltd.
5.230%, 3M TSFR + 1.360%, 10/21/37 (144A) (a)	250,000	250,438
AGL CLO 23 Ltd.
5.034%, 3M TSFR + 1.150%, 04/20/38 (144A) (a)	480,000	479,496
AGL CLO 42 Ltd.
5.569%, 3M TSFR + 1.300%, 07/22/38 (144A) (a)	250,000	250,809
AGL CLO 43 Ltd.
5.239%, 3M TSFR + 1.260%, 09/10/38 (144A) (a)	290,000	289,874
AGL CLO 6 Ltd.
5.164%, 3M TSFR + 1.280%, 04/20/38 (144A) (a)	750,000	752,250
AGL Core CLO 15 Ltd.
5.296%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	250,311
AGL Core CLO 2 Ltd.
5.344%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	950,000	952,612
AGL Core CLO 4 Ltd.
5.264%, 3M TSFR + 1.380%, 10/20/37 (144A) (a)	860,000	861,673
AIMCO CLO
5.192%, 3M TSFR + 1.310%, 10/17/37 (144A) (a)	470,000	471,751
AIMCO CLO 11 Ltd.
5.222%, 3M TSFR + 1.340%, 07/17/37 (144A) (a)	320,000	320,485
5.532%, 3M TSFR + 1.650%, 07/17/37 (144A) (a)	330,000	330,647
AIMCO CLO 14 Ltd.
5.138%, 3M TSFR + 1.220%, 10/20/38 (144A) (a)	450,000	449,634
AIMCO CLO 18 Ltd.
5.244%, 3M TSFR + 1.360%, 07/20/37 (144A) (a)	250,000	250,589
AIMCO CLO 21 Ltd.
5.804%, 3M TSFR + 1.920%, 04/18/37 (144A) (a)	250,000	250,571
AMMC CLO 27 Ltd.
4.964%, 3M TSFR + 1.080%, 01/20/37 (144A) (a)	1,340,000	1,337,870
Anchorage Capital CLO 15 Ltd.
5.621%, 3M TSFR + 1.410%, 07/20/38 (144A) (a)	800,000	800,551
Anchorage Capital CLO 17 Ltd.
5.135%, 3M TSFR + 1.230%, 02/15/38 (144A) (a)	1,890,000	1,887,127
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO 18 Ltd.
5.316%, 3M TSFR + 1.412%, 04/15/34 (144A) (a)	250,000	$250,428
Anchorage Capital CLO 34 Ltd.
4.943%, 3M TSFR + 1.270%, 01/15/39 (144A) (a)	530,000	530,000
Anchorage Capital CLO 6 Ltd.
6.070%, 3M TSFR + 1.800%, 07/22/38 (144A) (a)	540,000	543,686
Anchorage Capital CLO 7 Ltd.
5.419%, 3M TSFR + 1.560%, 04/28/37 (144A) (a)	830,000	831,433
5.909%, 3M TSFR + 2.050%, 04/28/37 (144A) (a)	1,480,000	1,482,877
7.659%, 3M TSFR + 3.800%, 04/28/37 (144A) (a)	250,000	251,197
Apidos CLO LV
4.932%, 3M TSFR + 1.210%, 01/20/39 (144A) (a)	420,000	420,339
Apidos CLO XLVI Ltd.
5.113%, 3M TSFR + 1.200%, 10/24/38 (144A) (a)	260,000	260,019
Apidos CLO XXV Ltd.
5.484%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	650,000	650,273
Apidos CLO XXXIX Ltd.
5.400%, 3M TSFR + 1.230%, 10/21/38 (144A) (a)	650,000	649,817
AREIT Ltd.
5.437%, 1M TSFR + 1.686%, 05/17/41 (144A) (a)	1,472,715	1,472,927
ARES Direct Lending CLO 6 LLC
5.201%, 3M TSFR + 1.450%, 10/16/37 (144A) (a)	560,000	560,679
ARES Direct Lending CLO 8 LLC
5.075%, 3M TSFR + 1.400%, 01/20/39 (144A) (a)	340,000	340,136
ARES European CLO XII DAC
3.704%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	349,516
ARES LII CLO Ltd.
5.207%, 3M TSFR + 1.350%, 04/22/31 (144A) (a)	250,000	250,031
ARES LIX CLO Ltd.
5.150%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	250,031
ARES Loan Funding III Ltd.
5.128%, 3M TSFR + 1.270%, 07/25/36 (144A) (a)	615,000	615,154
ARES LVI CLO Ltd.
5.108%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	350,000	350,226
ARES LX CLO Ltd.
5.064%, 3M TSFR + 1.180%, 07/18/34 (144A) (a)	1,410,000	1,410,770
ARES LXIII CLO Ltd.
5.593%, 3M TSFR + 1.310%, 10/15/38 (144A) (a)	410,000	411,313
ARES XLI CLO Ltd.
5.236%, 3M TSFR + 1.332%, 04/15/34 (144A) (a)	250,000	250,161
ARES XLIV CLO Ltd.
6.655%, 3M TSFR + 2.750%, 04/15/34 (144A) (a)	320,000	320,862
Arini U.S. CLO IV Ltd.
4.930%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	1,000,000	1,000,000
Asimi Funding PLC
5.186%, SONIA + 1.350%, 09/16/31 (GBP) (a)	28,246	38,082
5.586%, SONIA + 1.750%, 05/16/32 (GBP) (a)	76,927	103,835
5.786%, SONIA + 1.950%, 09/16/31 (GBP) (a)	100,000	135,054
Atlas Senior Loan Fund XX Ltd.
5.034%, 3M TSFR + 1.150%, 10/19/37 (144A) (a)	150,000	150,005
Atlas Senior Loan Fund XXII Ltd.
5.864%, 3M TSFR + 1.980%, 01/20/36 (144A) (a)	1,220,000	1,222,092
Avoca CLO XXII DAC
3.326%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	175,762
See accompanying notes to financial statements.
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avoca CLO XXII DAC
4.926%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	$293,229
Bain Capital Credit CLO Ltd.
5.332%, 3M TSFR + 1.450%, 10/17/32 (144A) (a)	250,000	250,085
5.425%, 3M TSFR + 1.520%, 07/15/37 (144A) (a)	1,170,000	1,172,789
5.434%, 3M TSFR + 1.550%, 07/19/31 (144A) (a)	500,000	500,028
7.227%, 3M TSFR + 3.362%, 07/24/34 (144A) (a)	250,000	247,081
Ballyrock CLO 15 Ltd.
5.235%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	1,010,000	1,010,994
Ballyrock CLO 32 Ltd.
4.879%, 3M TSFR + 1.210%, 01/25/39 (144A) (a)	560,000	560,000
5.469%, 3M TSFR + 1.800%, 01/25/39 (144A) (a)	400,000	400,000
Ballyrock CLO Ltd.
5.608%, 3M TSFR + 1.750%, 01/25/38 (144A) (a)	250,000	249,514
5.696%, 3M TSFR + 1.812%, 10/20/31 (144A) (a)	250,000	250,166
10.296%, 3M TSFR + 6.412%, 10/20/31 (144A) (a)	250,000	249,075
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	88,398	88,372
Barings CLO Ltd.
5.546%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	248,174	248,354
Barrow Hanley CLO II Ltd.
5.194%, 3M TSFR + 1.310%, 03/31/38 (144A) (a)	270,000	270,675
Battalion CLO 18 Ltd.
5.705%, 3M TSFR + 1.800%, 10/15/36 (144A) (a)	298,000	298,099
Battalion CLO VIII Ltd.
4.784%, 3M TSFR + 0.900%, 07/18/30 (144A) (a)	905,538	905,300
4.884%, 3M TSFR + 1.000%, 07/18/30 (144A) (a)	642,000	641,902
Battalion CLO X Ltd.
4.871%, 3M TSFR + 1.140%, 01/24/35 (144A) (a)	260,000	260,220
BBAM U.S. CLO I Ltd.
5.105%, 3M TSFR + 1.200%, 03/30/38 (144A) (a)	390,000	389,410
BBAM U.S. CLO VI Ltd.
5.058%, 3M TSFR + 1.250%, 01/27/39 (144A) (a)	540,000	540,244
Benefit Street Partners CLO 42 Ltd.
5.371%, 3M TSFR + 1.300%, 10/25/38 (144A) (a)	580,000	580,436
Benefit Street Partners CLO 44 Ltd.
4.944%, 3M TSFR + 1.220%, 01/15/39 (144A) (a)	430,000	430,000
Benefit Street Partners CLO V-B Ltd.
5.414%, 3M TSFR + 1.530%, 07/20/37 (144A) (a)	2,100,000	2,103,194
Benefit Street Partners CLO XII-B Ltd.
5.275%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	250,000	250,686
Benefit Street Partners CLO XVI Ltd.
5.202%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	250,000	250,440
Benefit Street Partners CLO XVIII Ltd.
5.145%, 3M TSFR + 1.240%, 10/15/38 (144A) (a)	500,000	499,896
Benefit Street Partners CLO XX Ltd.
5.195%, 3M TSFR + 1.290%, 07/15/37 (144A) (a)	310,000	310,673
Benefit Street Partners CLO XXXVIII Ltd.
5.168%, 3M TSFR + 1.310%, 01/25/38 (144A) (a)	300,000	300,390
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	126,299
Birch Grove CLO 3 Ltd.
5.484%, 3M TSFR + 1.600%, 01/19/38 (144A) (a)	250,000	249,992
Birch Grove CLO 4 Ltd.
5.385%, 3M TSFR + 1.480%, 07/15/37 (144A) (a)	250,000	250,388
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Birch Grove CLO 7 Ltd.
5.144%, 3M TSFR + 1.260%, 10/20/38 (144A) (a)	1,130,000	$1,130,889
BlueMountain CLO Ltd.
5.146%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	90,100	90,107
5.708%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	970,000	971,581
5.719%, 3M TSFR + 1.862%, 10/22/30 (144A) (a)	118,479	118,517
5.813%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	250,357
5.896%, 3M TSFR + 2.012%, 10/20/30 (144A) (a)	250,000	250,142
BlueMountain CLO XXII Ltd.
5.666%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	659,790
BlueMountain CLO XXVI Ltd.
7.646%, 3M TSFR + 3.762%, 10/20/34 (144A) (a)	250,000	249,880
BlueMountain CLO XXXV Ltd.
5.277%, 3M TSFR + 1.420%, 10/22/37 (144A) (a)	250,000	250,890
BlueMountain EUR CLO DAC
3.759%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	656,361
BlueMountain Fuji U.S. CLO II Ltd.
5.146%, 3M TSFR + 1.262%, 10/20/30 (144A) (a)	22,665	22,659
5.746%, 3M TSFR + 1.862%, 10/20/30 (144A) (a)	250,000	250,132
Brant Point CLO Ltd.
7.105%, 3M TSFR + 3.200%, 01/15/38 (144A) (a)	250,000	250,573
Bridge Street CLO II Ltd.
5.376%, 3M TSFR + 1.492%, 07/20/34 (144A) (a)	250,000	249,989
Bridge Street CLO VI Ltd.
5.067%, 3M TSFR + 1.280%, 01/15/39 (144A) (a)	640,000	640,729
Brignole Co.
5.903%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (a)	53,074	62,989
Bryant Park Funding Ltd.
5.000%, 3M TSFR + 1.240%, 01/22/39 (144A) (a)	310,000	310,226
5.105%, 3M TSFR + 1.200%, 04/15/38 (144A) (a)	250,000	249,239
Canyon Capital CLO Ltd.
4.915%, 3M TSFR + 1.010%, 10/15/34 (144A) (a)	270,000	269,405
Canyon CLO Ltd.
5.236%, 3M TSFR + 1.332%, 07/15/31 (144A) (a)	331,411	331,404
5.305%, 3M TSFR + 1.400%, 10/15/37 (144A) (a)	330,000	330,869
5.855%, 3M TSFR + 1.950%, 10/15/37 (144A) (a)	290,000	290,785
5.955%, 3M TSFR + 2.050%, 05/15/37 (144A) (a)	660,000	661,389
Capital Four U.S. CLO II Ltd.
5.784%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	250,000	250,080
Carlyle U.S. CLO Ltd.
4.879%, 3M TSFR + 1.220%, 01/20/39 (144A) (a)	600,000	600,239
5.225%, 3M TSFR + 1.320%, 04/15/35 (144A) (a)	860,000	861,103
5.244%, 3M TSFR + 1.360%, 01/20/38 (144A) (a)	250,000	250,780
5.295%, 3M TSFR + 1.390%, 04/15/35 (144A) (a)	250,000	250,164
5.632%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	2,000,000	2,007,804
5.650%, 3M TSFR + 1.780%, 10/21/37 (144A) (a)	520,000	520,331
Carrington Mortgage Loan Trust
4.006%, 1M TSFR + 0.274%, 10/25/36 (a)	67,273	66,005
CarVal CLO IV Ltd.
5.184%, 3M TSFR + 1.300%, 03/31/38 (144A) (a)	940,000	941,273
C-BASS Trust
4.166%, 1M TSFR + 0.434%, 10/25/36 (a)	133,770	94,146
Cedar Funding II CLO Ltd.
5.838%, 3M TSFR + 1.750%, 07/22/38 (144A) (a)	510,000	510,674
See accompanying notes to financial statements.
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cedar Funding V CLO Ltd.
5.243%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	348,610	$348,594
Cedar Funding VII CLO Ltd.
5.203%, 3M TSFR + 1.280%, 10/20/38 (144A) (a)	250,000	250,250
Cedar Funding XI CLO Ltd.
5.092%, 3M TSFR + 1.300%, 05/29/32 (144A) (a)	250,000	250,229
Cedar Funding XIV CLO Ltd.
5.605%, 3M TSFR + 1.700%, 10/15/37 (144A) (a)	250,000	250,014
Cerberus Loan Funding XLIV LLC
6.255%, 3M TSFR + 2.350%, 01/15/36 (144A) (a)	250,000	250,567
CIFC Funding Ltd.
5.145%, 3M TSFR + 1.240%, 10/15/38 (144A) (a)	310,000	310,627
5.202%, 3M TSFR + 1.320%, 04/17/35 (144A) (a)	250,000	250,219
5.204%, 3M TSFR + 1.320%, 01/18/38 (144A) (a)	510,000	511,536
5.216%, 3M TSFR + 1.332%, 04/20/34 (144A) (a)	250,000	250,050
5.220%, 3M TSFR + 1.360%, 07/23/37 (144A) (a)	666,207	668,064
5.292%, 3M TSFR + 1.410%, 07/17/37 (144A) (a)	250,000	250,447
5.316%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	250,118
5.344%, 3M TSFR + 1.450%, 07/16/37 (144A) (a)	940,000	942,444
5.350%, 3M TSFR + 1.480%, 07/21/37 (144A) (a)	1,090,000	1,092,087
5.371%, 3M TSFR + 1.280%, 10/19/38 (144A) (a)	740,000	740,960
5.403%, 3M TSFR + 1.290%, 10/24/38 (144A) (a)	350,000	350,828
5.420%, 3M TSFR + 1.550%, 04/21/37 (144A) (a)	1,170,000	1,173,898
5.444%, 3M TSFR + 1.550%, 07/16/35 (144A) (a)	500,000	499,748
5.484%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	390,000	390,652
5.546%, 3M TSFR + 1.662%, 01/18/31 (144A) (a)	330,000	330,387
5.608%, 3M TSFR + 1.750%, 07/25/37 (144A) (a)	730,000	730,449
5.739%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	1,825,000	1,826,407
5.816%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	250,098
5.920%, 3M TSFR + 2.050%, 04/21/37 (144A) (a)	250,000	250,225
Citigroup Mortgage Loan Trust, Inc.
4.016%, 1M TSFR + 0.284%, 07/25/45 (a)	496,162	351,055
7.596%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	4,263,748
Clover CLO LLC
5.414%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	250,000	250,251
Compass Datacenters Issuer II LLC
4.926%, 11/25/50 (144A)	786,000	784,510
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.766%, 12/20/55 (144A)	2,581,000	2,595,913
Countrywide Asset-Backed Certificates Trust
4.527%, 04/25/36 (a)	569,677	512,890
CQS U.S. CLO 5 Ltd.
5.461%, 3M TSFR + 1.650%, 01/17/39 (144A) (a)	250,000	250,000
CQS U.S. CLO Ltd.
5.722%, 3M TSFR + 1.450%, 07/20/36 (144A) (a)	530,000	530,259
6.508%, 3M TSFR + 2.650%, 01/25/37 (144A) (a)	300,000	300,113
Credit-Based Asset Servicing & Securitization LLC
2.924%, 12/25/36 (k)	126,045	103,099
Crown Point CLO 11 Ltd.
5.142%, 3M TSFR + 1.260%, 02/28/38 (144A) (a)	250,000	249,414
CVC Cordatus Loan Fund IV DAC
3.354%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	293,795
CWABS Asset-Backed Certificates Trust
4.266%, 1M TSFR + 0.534%, 04/25/46 (a)	503,460	415,189
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CWHEQ Revolving Home Equity Loan Trust
4.015%, 1M TSFR + 0.264%, 11/15/36 (a)	50,617	$49,929
4.045%, 1M TSFR + 0.294%, 05/15/35 (a)	7,297	7,272
DB Master Finance LLC
4.891%, 08/20/55 (144A)	1,051,000	1,053,151
Diameter Capital CLO 10 Ltd.
5.194%, 3M TSFR + 1.310%, 04/20/38 (144A) (a)	300,000	300,569
Diameter Capital CLO 12 Ltd.
5.156%, 3M TSFR + 1.240%, 10/20/38 (144A) (a)	890,000	888,798
Diameter Capital CLO 13 Ltd.
4.964%, 3M TSFR + 1.230%, 01/20/39 (144A) (a)	750,000	750,000
Diameter Capital CLO 3 Ltd.
5.235%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	530,000	530,484
Diameter Capital CLO 5 Ltd.
5.110%, 3M TSFR + 1.240%, 01/15/39 (144A) (a)	780,000	780,195
Dryden 113 CLO Ltd.
4.995%, 3M TSFR + 1.090%, 10/15/37 (144A) (a)	500,000	500,390
Dryden 30 Senior Loan Fund
5.813%, 3M TSFR + 1.962%, 11/15/28 (144A) (a)	230,127	230,144
Dryden 65 CLO Ltd.
5.746%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	250,231
Dryden 87 CLO Ltd.
5.639%, 3M TSFR + 1.750%, 08/20/38 (144A) (a)	250,000	250,836
Dryden 98 CLO Ltd.
5.184%, 3M TSFR + 1.300%, 04/20/35 (144A) (a)	250,000	250,128
Edenbrook Mortgage Funding PLC
5.712%, SONIA + 1.950%, 03/22/57 (GBP) (a)	241,132	329,144
6.312%, SONIA + 2.550%, 03/22/57 (GBP) (a)	138,924	191,116
Elevation CLO Ltd.
5.084%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	250,000	249,959
Elmwood CLO 19 Ltd.
5.151%, 3M TSFR + 1.240%, 10/17/38 (144A) (a)	250,000	249,879
Elmwood CLO 24 Ltd.
5.202%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	1,197,000	1,199,544
Elmwood CLO 27 Ltd.
5.834%, 3M TSFR + 1.950%, 04/18/37 (144A) (a)	250,000	250,574
Elmwood CLO 29 Ltd.
5.404%, 3M TSFR + 1.520%, 04/20/37 (144A) (a)	730,000	730,706
Elmwood CLO 30 Ltd.
5.312%, 3M TSFR + 1.430%, 07/17/37 (144A) (a)	390,000	391,170
Elmwood CLO 39 Ltd.
5.022%, 3M TSFR + 1.140%, 04/17/38 (144A) (a)	1,750,000	1,745,154
Elmwood CLO II Ltd.
5.234%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	1,140,000	1,143,401
5.584%, 3M TSFR + 1.700%, 10/20/37 (144A) (a)	250,000	250,510
Elmwood CLO XII Ltd.
5.265%, 3M TSFR + 1.360%, 10/15/37 (144A) (a)	250,000	250,916
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (a)	2,986,237	2,709,357
Euro-Galaxy III CLO DAC
5.316%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	340,697
First Franklin Mortgage Loan Trust
3.996%, 1M TSFR + 0.264%, 12/25/36 (a)	1,188,253	1,040,990
4.086%, 1M TSFR + 0.354%, 10/25/36 (a)	125,765	81,113
4.126%, 1M TSFR + 0.394%, 12/25/36 (a)	3,411,382	1,375,264
See accompanying notes to financial statements.
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
4.266%, 1M TSFR + 0.534%, 12/25/36 (a)	6,275,449	$2,536,629
Flatiron CLO 21 Ltd.
5.244%, 3M TSFR + 1.360%, 10/19/37 (144A) (a)	2,390,000	2,395,853
Flatiron CLO 25 Ltd.
5.482%, 3M TSFR + 1.600%, 10/17/37 (144A) (a)	250,000	250,760
Fortuna Consumer Loan ABS DAC
3.593%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (a)	88,418	104,309
6.043%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (a)	265,254	316,811
Foundation Finance Trust
2.190%, 01/15/42 (144A)	313,503	297,864
4.930%, 03/15/50 (144A)	192,273	192,887
4.950%, 04/15/50 (144A)	522,921	529,190
5.680%, 04/15/52 (144A)	138,000	137,928
8.350%, 04/15/52 (144A)	300,000	303,226
Fremont Home Loan Trust
4.126%, 1M TSFR + 0.394%, 02/25/37 (a)	553,952	414,872
FTA Consumo Santander
3.304%, 3M EURIBOR + 1.300%, 07/20/38 (EUR) (a)	71,375	84,128
3.654%, 3M EURIBOR + 1.650%, 07/20/38 (EUR) (a)	71,375	84,064
Galaxy XXII CLO Ltd.
5.134%, 3M TSFR + 1.240%, 04/16/34 (144A) (a)	1,830,000	1,830,018
Golden Bar Securitisation SRL
3.535%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (a)	169,784	200,502
Golden Ray SA - Compartment 1
3.894%, 1M EURIBOR + 2.000%, 12/27/57 (EUR) (a)	100,000	116,860
GoldenTree Loan Management U.S. CLO 11 Ltd.
4.964%, 3M TSFR + 1.080%, 10/20/34 (144A) (a)	910,000	909,544
GoldenTree Loan Management U.S. CLO 25 Ltd.
5.204%, 3M TSFR + 1.320%, 04/20/37 (144A) (a)	250,000	250,597
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	231,282	223,505
Golub Capital Partners CLO 17 Ltd.
5.335%, 3M TSFR + 1.470%, 02/09/39 (144A) (a)	1,080,000	1,080,087
Golub Capital Partners CLO 19B-R3 Ltd.
5.040%, 3M TSFR + 1.150%, 10/20/36 (144A) (a)	640,000	639,960
Golub Capital Partners CLO 43B Ltd.
5.224%, 3M TSFR + 1.340%, 10/20/37 (144A) (a)	250,000	250,500
Golub Capital Partners CLO 44M Ltd.
5.440%, 3M TSFR + 1.570%, 10/21/38 (144A) (a)	1,950,000	1,950,747
Golub Capital Partners CLO 50B-R Ltd.
5.384%, 3M TSFR + 1.500%, 04/20/35 (144A) (a)	340,000	339,820
Golub Capital Partners CLO 52 B R Ltd.
5.884%, 3M TSFR + 2.000%, 04/20/37 (144A) (a)	250,000	250,089
Golub Capital Partners CLO 53B Ltd.
4.864%, 3M TSFR + 0.980%, 07/20/34 (144A) (a)	1,090,000	1,088,912
Golub Capital Partners CLO 77 B Ltd.
5.108%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	298,333	298,104
Golub Capital Partners CLO 78M Ltd.
5.250%, 3M TSFR + 1.380%, 04/21/39 (144A) (a)	250,000	250,027
Golub Capital Private Credit Fund CLO 2
5.354%, 3M TSFR + 1.470%, 10/18/39 (144A) (a)	1,180,000	1,177,367
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	1,961,339	1,966,193
5.350%, 10/20/46 (144A)	197,761	200,305
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Great Lakes CLO IX Ltd.
5.374%, 3M TSFR + 1.550%, 01/15/39 (144A) (a)	560,000	$560,248
GreenSky Home Improvement Issuer Trust
4.520%, 12/27/60 (144A)	738,000	739,714
GT Loan Financing I Ltd.
5.077%, 3M TSFR + 1.220%, 04/28/39 (144A) (a)	1,390,000	1,390,278
Henley CLO IV DAC
3.415%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	117,411
Hermitage PLC
5.389%, SONIA + 1.600%, 04/21/33 (GBP) (a)	56,673	76,583
6.139%, SONIA + 2.350%, 04/21/33 (GBP) (a)	49,713	67,435
7.689%, SONIA + 3.900%, 04/21/33 (GBP) (a)	59,656	81,117
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,358,646	1,331,655
Invesco Euro CLO V DAC
5.809%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	113,198
KKR CLO 21 Ltd.
5.166%, 3M TSFR + 1.262%, 04/15/31 (144A) (a)	55,190	55,197
KKR CLO 26 Ltd.
5.005%, 3M TSFR + 1.100%, 10/15/34 (144A) (a)	250,000	249,769
KKR CLO 28 Ltd.
4.991%, 3M TSFR + 1.120%, 02/09/35 (144A) (a)	280,000	280,244
KKR CLO 30 Ltd.
5.732%, 3M TSFR + 1.850%, 04/17/37 (144A) (a)	250,000	250,429
KKR CLO 34 Ltd.
5.005%, 3M TSFR + 1.100%, 07/15/34 (144A) (a)	540,000	539,474
KKR CLO 54 Ltd.
5.225%, 3M TSFR + 1.320%, 01/15/38 (144A) (a)	250,000	250,231
Knollwood CDO Ltd.
10.450%, PRIME + 3.200%, 01/10/39 (144A) † (a)	1,471,381	147
LCM 29 Ltd.
5.236%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	195,517	195,574
LCM 31 Ltd.
5.164%, 3M TSFR + 1.280%, 07/20/34 (144A) (a)	390,000	390,195
LCM 34 Ltd.
5.064%, 3M TSFR + 1.180%, 10/20/34 (144A) (a)	270,000	270,167
5.584%, 3M TSFR + 1.700%, 10/20/34 (144A) (a)	500,000	498,963
Lehman ABS Mortgage Loan Trust
3.936%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	114,615	76,490
Lendmark Funding Trust
4.510%, 05/21/35 (144A)	1,193,000	1,192,642
4.830%, 05/21/35 (144A)	197,000	196,607
5.040%, 05/21/35 (144A)	100,000	99,558
5.690%, 02/21/34 (144A)	100,000	100,290
LMRE SFR1 Trust
4.500%, 12/17/42 (144A)	440,000	431,208
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	650,614	548,769
2.750%, 07/20/47 (144A)	701,256	597,393
Long Beach Mortgage Loan Trust
4.146%, 1M TSFR + 0.414%, 06/25/36 (a)	433,945	203,996
4.166%, 1M TSFR + 0.434%, 08/25/36 (a)	478,771	189,306
Madison Park Funding LXVII Ltd.
5.908%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	641,581
Madison Park Funding XIX Ltd.
5.457%, 3M TSFR + 1.600%, 01/22/37 (144A) (a)	1,094,000	1,093,726
See accompanying notes to financial statements.
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding XL-R Ltd.
5.253%, 3M TSFR + 1.290%, 10/16/38 (144A) (a)	270,000	$270,701
Madison Park Funding XXX Ltd.
5.644%, 3M TSFR + 1.750%, 07/16/37 (144A) (a)	250,000	250,462
Mariner Finance Issuance Trust
4.590%, 11/22/38 (144A)	1,026,000	1,029,286
4.680%, 11/20/36 (144A)	400,000	376,513
6.360%, 11/20/38 (144A)	183,000	187,387
Merrill Lynch First Franklin Mortgage Loan Trust
4.326%, 1M TSFR + 0.594%, 05/25/37 (a)	3,774,684	2,769,827
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	758,974	691,786
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	95,883	84,911
2.880%, 09/20/40 (144A)	87,563	77,906
Neuberger Berman CLO XXI Ltd.
5.204%, 3M TSFR + 1.320%, 01/20/39 (144A) (a)	1,440,000	1,443,797
Neuberger Berman Loan Advisers CLO 36R Ltd.
5.552%, 3M TSFR + 1.270%, 07/20/39 (144A) (a)	1,900,000	1,903,982
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.384%, 3M TSFR + 1.500%, 01/20/37 (144A) (a)	250,000	249,555
New Mountain CLO 3 Ltd.
5.214%, 3M TSFR + 1.330%, 10/20/38 (144A) (a)	250,000	250,401
New Mountain CLO 8 Ltd.
5.133%, 3M TSFR + 1.270%, 10/20/38 (144A) (a)	250,000	250,610
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.246%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	40,846	83,207
Noria DE
3.544%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (a)	80,503	94,687
5.444%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (a)	80,503	95,612
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (e) (f)	639,000	425,925
12.500%, 07/31/26 (AUD) † (e) (f)	456,000	308,116
12.500%, 07/31/27 (AUD) † (e) (f)	759,000	521,714
OCP CLO Ltd.
4.970%, 3M TSFR + 1.100%, 11/26/37 (144A) (a)	187,500	187,510
5.047%, 3M TSFR + 1.200%, 10/15/38 (144A) (a)	260,000	259,966
5.101%, 3M TSFR + 1.230%, 10/15/38 (144A) (a)	250,000	250,219
5.189%, 3M TSFR + 1.262%, 04/10/33 (144A) (a)	189,110	189,189
5.210%, 3M TSFR + 1.340%, 11/26/37 (144A) (a)	430,000	431,050
5.234%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	250,000	250,399
5.284%, 3M TSFR + 1.400%, 07/20/37 (144A) (a)	250,000	250,768
5.520%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	85,494	85,460
5.547%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	250,000	249,185
5.576%, 3M TSFR + 1.250%, 05/21/38 (144A) (a)	300,000	300,328
6.297%, 3M TSFR + 2.450%, 10/15/38 (144A) (a)	250,000	249,951
6.584%, 3M TSFR + 2.700%, 04/20/38 (144A) (a)	250,000	250,622
Octagon Investment Partners 18-R Ltd.
5.115%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	148,304	148,264
Octagon Investment Partners 39 Ltd.
5.684%, 3M TSFR + 1.800%, 10/20/30 (144A) (a)	860,000	861,607
OHA Credit Funding 10-R Ltd.
5.539%, 3M TSFR + 1.260%, 07/18/37 (144A) (a)	380,000	380,553
OHA Credit Funding 17 Ltd.
5.364%, 3M TSFR + 1.480%, 04/20/37 (144A) (a)	490,000	490,780
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Funding 2 Ltd.
5.110%, 3M TSFR + 1.240%, 01/21/38 (144A) (a)	2,590,000	$2,593,471
OHA Credit Funding 3 Ltd.
5.204%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	300,000	300,756
OHA Credit Funding 7 Ltd.
5.164%, 3M TSFR + 1.280%, 07/19/38 (144A) (a)	800,000	799,560
OHA Credit Funding 9 Ltd.
5.584%, 3M TSFR + 1.700%, 10/19/37 (144A) (a)	350,000	350,891
OHA Credit Partners XI Ltd.
5.344%, 3M TSFR + 1.460%, 04/20/37 (144A) (a)	540,000	541,042
OHA Loan Funding Ltd.
5.134%, 3M TSFR + 1.250%, 10/19/38 (144A) (a)	310,000	310,594
5.344%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	610,000	611,943
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,623,344
Orion CLO Ltd.
5.129%, 3M TSFR + 1.220%, 10/25/38 (144A) (a)	2,310,000	2,312,250
Owl Rock CLO III Ltd.
5.734%, 3M TSFR + 1.850%, 04/20/36 (144A) (a)	250,000	250,380
Owl Rock CLO XVIII LLC
5.565%, 3M TSFR + 1.700%, 07/24/36 (144A) (a)	460,000	459,554
OZLM XIX Ltd.
5.255%, 3M TSFR + 1.350%, 01/15/35 (144A) (a)	410,000	410,197
OZLM XVIII Ltd.
5.186%, 3M TSFR + 1.282%, 04/15/31 (144A) (a)	62,941	62,924
5.716%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	510,000	511,634
Palmer Square CLO Ltd.
5.103%, 3M TSFR + 1.250%, 08/14/38 (144A) (a)	250,000	250,124
5.227%, 3M TSFR + 1.270%, 10/20/38 (144A) (a)	250,000	250,199
5.557%, 3M TSFR + 1.600%, 10/20/38 (144A) (a)	340,000	340,519
Palmer Square Loan Funding Ltd.
4.660%, 3M TSFR + 0.950%, 01/15/34 (144A) (a)	1,180,000	1,179,124
5.505%, 3M TSFR + 1.600%, 04/15/31 (144A) (a)	1,580,000	1,583,060
5.515%, 3M TSFR + 1.650%, 08/08/32 (144A) (a)	250,000	250,179
5.905%, 3M TSFR + 2.000%, 04/15/31 (144A) (a)	340,000	340,005
Park Blue CLO Ltd.
5.198%, 3M TSFR + 1.340%, 01/25/38 (144A) (a)	250,000	250,482
5.255%, 3M TSFR + 1.310%, 10/25/38 (144A) (a)	250,000	250,035
6.081%, 3M TSFR + 2.000%, 10/20/38 (144A) (a)	530,000	530,977
PCL Funding IX PLC
5.144%, SONIA + 1.300%, 07/16/29 (GBP) (a)	100,000	135,129
Pikes Peak CLO Ltd.
5.104%, 3M TSFR + 1.220%, 10/20/38 (144A) (a)	250,000	250,380
Planet Fitness Master Issuer LLC
5.649%, 12/06/55 (144A)	880,000	879,669
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,276,000	1,302,504
Post CLO Ltd.
5.160%, 3M TSFR + 1.300%, 10/20/38 (144A) (a)	270,000	270,527
5.560%, 3M TSFR + 1.700%, 10/20/38 (144A) (a)	270,000	270,790
6.710%, 3M TSFR + 2.850%, 10/20/38 (144A) (a)	250,000	250,232
Progress Residential Trust
3.436%, 05/17/26 (144A)	1,070,000	1,062,857
3.666%, 12/17/40 (144A)	289,686	278,659
4.053%, 11/17/40 (144A)	221,000	213,938
4.608%, 12/17/40 (144A)	1,170,398	1,152,513
See accompanying notes to financial statements.
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
QTS Issuer ABS II LLC
5.044%, 10/05/55 (144A)	1,142,000	$1,131,924
Quarzo SRL
4.400%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (a)	66,327	78,880
5.800%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (a)	66,327	78,726
Rad CLO 14 Ltd.
5.336%, 3M TSFR + 1.432%, 01/15/35 (144A) (a)	540,000	540,145
Rad CLO 15 Ltd.
5.244%, 3M TSFR + 1.360%, 07/20/40 (144A) (a)	250,000	250,924
Rad CLO 21 Ltd.
4.928%, 3M TSFR + 1.070%, 01/25/37 (144A) (a)	330,000	329,340
Rad CLO 25 Ltd.
5.344%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	640,000	641,282
Rad CLO 27 Ltd.
5.605%, 3M TSFR + 1.700%, 01/15/38 (144A) (a)	2,000,000	2,005,982
Regatta 30 Funding Ltd.
5.178%, 3M TSFR + 1.320%, 01/25/38 (144A) (a)	530,000	531,143
Regatta 31 Funding Ltd.
5.458%, 3M TSFR + 1.600%, 03/25/38 (144A) (a)	250,000	250,446
Regatta 35 Funding Ltd.
5.575%, 3M TSFR + 1.290%, 10/15/38 (144A) (a)	990,000	991,713
Regatta VI Funding Ltd.
5.206%, 3M TSFR + 1.250%, 10/20/38 (144A) (a)	757,765	757,842
Regatta XVI Funding Ltd.
5.605%, 3M TSFR + 1.700%, 01/15/33 (144A) (a)	310,000	310,295
5.805%, 3M TSFR + 1.900%, 01/15/33 (144A) (a)	250,000	250,085
Regatta XVII Funding Ltd.
5.285%, 3M TSFR + 1.380%, 10/15/37 (144A) (a)	250,000	250,955
Regatta XVIII Funding Ltd.
5.065%, 3M TSFR + 1.160%, 04/15/38 (144A) (a)	200,725	200,340
Regatta XXIV Funding Ltd.
5.204%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	500,000	500,590
Regatta XXV Funding Ltd.
5.245%, 3M TSFR + 1.340%, 07/15/38 (144A) (a)	960,000	963,714
Regatta XXVII Funding Ltd.
5.388%, 3M TSFR + 1.530%, 04/26/37 (144A) (a)	850,000	851,832
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	167,743
3.875%, 10/17/33 (e) (f)	3,710,000	3,626,526
4.590%, 11/16/37 (144A)	1,447,000	1,444,601
5.110%, 12/15/33 (144A)	261,000	263,025
7.460%, 07/15/36 (144A)	102,000	105,065
Republic Finance Issuance Trust
4.590%, 11/20/34 (144A)	1,292,000	1,296,165
Retained Vantage Data Centers Issuer LLC
5.091%, 08/15/50 (144A)	945,000	936,290
Riserva CLO Ltd.
4.934%, 3M TSFR + 1.050%, 01/18/34 (144A) (a)	500,000	500,153
Rockford Tower CLO Ltd.
4.960%, 3M TSFR + 1.300%, 03/31/38 (144A) (a)	380,000	380,195
4.984%, 3M TSFR + 1.100%, 04/20/34 (144A) (a)	250,000	249,805
5.019%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	155,462	155,638
5.246%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	856,316
5.336%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	338,159	338,077
5.796%, 3M TSFR + 1.912%, 07/20/34 (144A) (a)	250,000	250,181
6.830%, 3M TSFR + 3.170%, 03/31/38 (144A) (a)	250,000	250,117
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Romark CLO II Ltd.
4.998%, 3M TSFR + 1.140%, 07/25/31 (144A) (a)	71,407	$71,420
RR 12 Ltd.
5.505%, 3M TSFR + 1.600%, 01/15/36 (144A) (a)	250,000	250,001
RR 19 Ltd.
5.455%, 3M TSFR + 1.550%, 04/15/40 (144A) (a)	250,000	250,287
RR 32 Ltd.
5.265%, 3M TSFR + 1.360%, 10/15/39 (144A) (a)	1,860,000	1,863,766
RR 38 Ltd.
5.055%, 3M TSFR + 1.150%, 04/15/40 (144A) (a)	1,620,000	1,617,517
RR 41 Ltd.
5.214%, 3M TSFR + 1.250%, 10/15/40 (144A) (a)	250,000	250,102
RR 5 Ltd.
5.405%, 3M TSFR + 1.500%, 07/15/39 (144A) (a)	250,000	250,700
5.855%, 3M TSFR + 1.950%, 07/15/39 (144A) (a)	250,000	250,615
RR 8 Ltd.
4.980%, 3M TSFR + 1.230%, 01/15/39 (144A) (a)	860,000	861,320
Sagard-Halseypoint CLO 10 Ltd.
5.230%, 3M TSFR + 1.350%, 10/20/38 (144A) (a)	2,070,000	2,072,340
Sagard-Halseypoint CLO 9 Ltd.
5.174%, 3M TSFR + 1.290%, 04/20/38 (144A) (a)	260,000	259,871
Sandstone Peak III Ltd.
5.488%, 3M TSFR + 1.630%, 04/25/37 (144A) (a)	250,000	250,640
Sandstone Peak IV Ltd.
4.949%, 3M TSFR + 1.290%, 01/20/39 (144A) (a)	530,000	530,264
5.709%, 3M TSFR + 2.050%, 01/20/39 (144A) (a)	250,000	250,120
6.759%, 3M TSFR + 3.100%, 01/20/39 (144A) (a)	250,000	250,114
Sandstone Peak Ltd.
7.255%, 3M TSFR + 3.350%, 10/15/34 (144A) (a)	250,000	248,467
Saxon Asset Securities Trust
2.825%, 08/25/35 (k)	164,114	127,921
SC Germany SA Compartment Consumer
3.335%, 1M EURIBOR + 1.400%, 05/14/38 (EUR) (a)	100,000	117,784
3.635%, 1M EURIBOR + 1.700%, 05/14/38 (EUR) (a)	100,000	117,662
3.685%, 1M EURIBOR + 1.750%, 12/14/38 (EUR) (a)	100,000	117,886
Securitized Asset-Backed Receivables LLC Trust
4.286%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	62,733
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	268,021	264,168
6.390%, 11/20/35 (144A)	447,478	458,550
SG Mortgage Securities Trust
4.266%, 1M TSFR + 0.534%, 10/25/36 (a)	570,000	455,499
Signal Peak CLO 11 Ltd.
5.334%, 3M TSFR + 1.450%, 07/18/37 (144A) (a)	470,000	471,324
Signal Peak CLO 12 Ltd.
5.284%, 3M TSFR + 1.400%, 07/18/37 (144A) (a)	250,000	250,657
Signal Peak CLO 14 Ltd.
5.157%, 3M TSFR + 1.300%, 01/22/38 (144A) (a)	560,000	560,956
Signal Peak CLO 5 Ltd.
5.408%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	270,000	270,691
Signal Peak CLO 9 Ltd.
5.230%, 3M TSFR + 1.360%, 01/21/38 (144A) (a)	250,000	250,748
Silver Point CLO 13 Ltd.
5.180%, 3M TSFR + 1.250%, 10/15/38 (144A) (a)	820,000	820,139
Silver Point CLO 3 Ltd.
5.009%, 3M TSFR + 1.260%, 01/18/39 (144A) (a)	570,000	570,413
See accompanying notes to financial statements.
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Point CLO 8 Ltd.
5.115%, 3M TSFR + 1.210%, 04/15/38 (144A) (a)	1,080,000	$1,080,406
Sixth Street CLO IX Ltd.
5.250%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	300,000	300,754
SoFi Personal Loan Trust
Zero Coupon, 02/12/31	23,003	392,298
6.060%, 02/12/31 (144A)	423,547	420,571
Sound Point CLO II Ltd.
5.190%, 3M TSFR + 1.332%, 01/26/31 (144A) (a)	35,618	35,610
Soundview Home Loan Trust
4.371%, 1M TSFR + 0.639%, 01/25/37 (a)	3,400,541	3,472,386
4.641%, 1M TSFR + 0.909%, 01/25/35 (a)	12,255	10,699
4.866%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	134,333
Subway Funding LLC
6.268%, 07/30/54 (144A)	828,630	846,058
Summit Issuer LLC
5.208%, 11/20/55 (144A)	837,000	838,809
Symphony CLO 36 Ltd.
5.305%, 3M TSFR + 1.412%, 01/16/31 (144A) (a)	13,024	13,021
Symphony CLO 43 Ltd.
5.425%, 3M TSFR + 1.520%, 04/15/37 (144A) (a)	250,000	250,555
Symphony CLO Ltd.
5.815%, 3M TSFR + 1.950%, 07/24/38 (144A) (a)	250,000	251,074
Symphony CLO XX Ltd.
5.444%, 3M TSFR + 1.550%, 01/16/32 (144A) (a)	250,000	250,015
Symphony CLO XXIX Ltd.
5.933%, 3M TSFR + 1.650%, 10/15/35 (144A) (a)	360,000	360,465
Symphony CLO XXVI Ltd.
5.226%, 3M TSFR + 1.342%, 04/20/33 (144A) (a)	235,760	235,931
Taco Bell Funding LLC
4.821%, 08/25/55 (144A)	1,192,000	1,185,315
TCI-Symphony CLO Ltd.
5.193%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	153,158	153,247
Thayer Park CLO Ltd.
4.869%, 3M TSFR + 1.000%, 04/20/34 (144A) (a)	250,000	250,075
TICP CLO VI Ltd.
5.286%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	820,718
TICP CLO VII Ltd.
5.805%, 3M TSFR + 1.900%, 04/15/33 (144A) (a)	395,000	395,220
TICP CLO XI Ltd.
5.908%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	260,000	260,677
Trestles CLO III Ltd.
5.274%, 3M TSFR + 1.390%, 10/20/37 (144A) (a)	250,000	250,282
Trestles CLO IV Ltd.
5.071%, 3M TSFR + 1.280%, 10/30/38 (144A) (a)	1,170,000	1,170,811
Trestles CLO IX Ltd.
5.130%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	610,000	610,342
Trestles CLO VI Ltd.
5.038%, 3M TSFR + 1.180%, 04/25/38 (144A) (a)	1,240,000	1,236,992
Trestles CLO VII Ltd.
5.238%, 3M TSFR + 1.380%, 10/25/37 (144A) (a)	250,000	250,594
Trestles CLO VIII Ltd.
5.627%, 3M TSFR + 1.330%, 06/11/35 (144A) (a)	270,000	270,574
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	786,751
4.133%, 07/17/38 (144A)	639,000	632,515
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Trimaran Cavu Ltd.
5.280%, 3M TSFR + 1.420%, 07/23/37 (144A) (a)	280,000	$280,392
Trimaran CAVU Ltd.
5.150%, 3M TSFR + 1.270%, 03/20/38 (144A) (a)	250,000	249,327
Trinitas CLO IV Ltd.
5.546%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	76,467	76,470
Trinitas CLO VII Ltd.
4.918%, 3M TSFR + 1.060%, 01/25/35 (144A) (a)	250,000	249,499
Trinitas CLO XIV Ltd.
5.558%, 3M TSFR + 1.700%, 01/25/34 (144A) (a)	560,000	559,186
Trinitas CLO XXI Ltd.
6.784%, 3M TSFR + 2.900%, 04/20/38 (144A) (a)	430,000	429,438
Trinitas CLO XXVIII Ltd.
5.408%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	250,000	250,413
UPG HI Issuer Trust
5.000%, 09/25/47 (144A)	422,000	421,819
Upgrade Master Pass-Thru Trust
4.546%, 11/15/32 (144A)	879,556	879,167
4.611%, 10/15/32 (144A)	334,206	334,799
4.979%, 11/15/32 (144A)	501,000	501,668
5.250%, 12/15/33 (144A)	370,000	370,772
5.254%, 09/15/32 (144A)	126,000	126,506
Upland CLO Ltd.
5.796%, 3M TSFR + 1.912%, 04/20/31 (144A) (a)	270,000	270,426
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	1,166,669	1,175,680
Valley Stream Park CLO Ltd.
5.074%, 3M TSFR + 1.190%, 01/20/37 (144A) (a)	1,510,000	1,509,487
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	661,856
Venture 32 CLO Ltd.
5.216%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	72,868	72,860
Verdelite Static CLO Ltd.
5.014%, 3M TSFR + 1.130%, 07/20/32 (144A) (a)	271,129	270,883
VOLT CVI LLC
6.734%, 12/26/51 (144A) (k)	864,000	865,067
Voya CLO Ltd.
5.054%, 3M TSFR + 1.170%, 04/20/38 (144A) (a)	250,000	249,680
5.084%, 3M TSFR + 1.200%, 07/20/32 (144A) (a)	885,387	885,920
5.090%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	46,953	46,953
5.096%, 3M TSFR + 1.212%, 04/19/31 (144A) (a)	59,153	59,159
5.434%, 3M TSFR + 1.550%, 04/20/38 (144A) (a)	250,000	249,178
5.605%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	765,000	766,626
Voya Euro CLO V DAC
3.759%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	399,430
Washington Mutual Asset-Backed Certificates WMABS Trust
4.112%, 1M TSFR + 0.424%, 10/25/36 (a)	463,922	357,726
4.141%, 1M TSFR + 0.474%, 09/25/36 (a)	1,584,184	398,868
Wellington Management CLO 5 Ltd.
5.611%, 3M TSFR + 1.650%, 10/18/38 (144A) (a)	250,000	250,074
Whitebox CLO I Ltd.
5.020%, 3M TSFR + 1.180%, 01/24/37 (144A) (a)	580,000	580,000
9.140%, 3M TSFR + 5.300%, 01/24/37 (144A) (a)	250,000	250,126
Whitebox CLO II Ltd.
5.245%, 3M TSFR + 1.380%, 10/24/37 (144A) (a)	1,778,000	1,779,147
See accompanying notes to financial statements.
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Whitebox CLO III Ltd.
6.755%, 3M TSFR + 2.850%, 10/15/35 (144A) (a)	250,000	$250,098
9.555%, 3M TSFR + 5.650%, 10/15/35 (144A) (a)	250,000	250,380
Wildwood Park CLO Ltd.
5.244%, 3M TSFR + 1.360%, 10/20/37 (144A) (a)	250,000	250,931
Wireless PropCo Funding LLC
4.300%, 06/25/55 (144A)	2,718,000	2,604,160
		245,436,661
Asset-Backed - Student Loan — 0.9%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	105,412	96,851
2.720%, 06/25/52 (144A)	58,475	54,383
Navient Private Education Loan Trust
4.765%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	156,250	155,877
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	131,719	118,641
2.690%, 07/15/69 (144A)	450,000	389,855
3.480%, 04/15/60 (144A)	348,705	327,374
5.660%, 10/15/72 (144A)	1,629,849	1,670,122
Navient Refinance Loan Trust
4.720%, 09/15/55 (144A)	993,970	994,723
4.800%, 10/15/55 (144A)	695,188	696,542
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,847,339
2.680%, 04/20/62 (144A)	3,120,000	2,802,850
2.850%, 04/20/62 (144A)	3,661,000	3,287,886
2.900%, 04/20/62 (144A)	1,640,000	1,480,641
3.360%, 04/20/62 (144A)	110,000	95,825
3.500%, 04/20/62 (144A)	170,000	148,372
3.570%, 04/20/62 (144A)	142,000	125,988
3.750%, 04/20/62 (144A)	277,000	246,853
4.380%, 04/20/62 (144A)	100,000	87,774
4.440%, 04/20/62 (144A)	160,000	142,166
4.750%, 04/20/62 (144A)	260,000	236,148
4.930%, 04/20/62 (144A)	374,000	343,746
5.084%, SOFR30A + 1.100%, 03/15/57 (144A) (a)	950,917	947,373
5.268%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	1,077,021	1,084,542
5.820%, 06/22/65 (144A)	640,000	631,287
6.124%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	332,513	336,923
Prodigy Finance DAC
5.092%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	168,819	168,399
6.342%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	38,884	38,683
Scholar Funding Trust
4.630%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	1,963,274	1,939,578
SLM Private Education Loan Trust
8.615%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	1,754,307	1,844,202
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	77,084	75,276
2.990%, 01/15/53 (144A)	1,070,599	946,991
3.000%, 01/15/53 (144A)	68,313	60,806
3.500%, 12/17/40 (144A)	120,423	120,210
3.860%, 01/15/53 (144A)	458,008	416,765
3.930%, 01/15/53 (144A)	33,390	30,332
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SMB Private Education Loan Trust
5.074%, SOFR30A + 1.100%, 06/17/52 (144A) (a)	484,453	$483,624
		24,474,947
Total Asset-Backed Securities (Cost $314,642,886)		307,272,346

Non-Agency Mortgage-Backed Securities—10.5%
Collateralized Mortgage Obligations — 4.4%
Agate Bay Mortgage Trust
3.441%, 04/25/45 (144A) (a)	150,000	95,968
3.475%, 06/25/45 (144A) (a)	104,000	63,987
3.615%, 01/25/45 (144A) (a)	130,000	84,107
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	1,388	483
1.740%, 12/25/60 (144A) (a)	3,117,758	2,758,109
2.693%, 12/25/60 (144A) (a)	744,000	576,363
2.940%, 12/25/60 (144A) (a)	293,000	211,709
3.729%, 12/25/60 (144A) (a)	449,000	316,448
4.875%, 06/25/61 (144A) (k)	7,332,313	7,328,591
5.000%, 03/25/60 (144A) (k)	2,200,120	2,199,517
6.115%, 01/25/61 (144A) (k)	993,294	993,262
American Home Mortgage Assets Trust
4.969%, 12M MTA + 0.940%, 10/25/46 (a)	288,479	191,553
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (k)	1,503,694	1,499,600
5.637%, 02/25/70 (144A) (k)	845,767	853,519
Atlas Funding PLC
5.341%, SONIA + 1.550%, 09/20/61 (GBP) (a)	99,899	135,818
Banc of America Alternative Loan Trust
5.500%, 10/25/33	472,653	477,771
6.498%, 10/25/36 (k)	234,235	60,243
Barclays Mortgage Trust
5.000%, 11/25/51 (144A) (k)	1,310,647	1,310,522
Braccan Mortgage Funding PLC
8.196%, SONIA + 4.340%, 02/15/67 (GBP) (a)	316,773	429,101
BRAVO Residential Funding Trust
5.678%, 11/25/64 (144A) (k)	1,052,914	1,063,118
CFMT LLC
3.000%, 06/25/34 (144A) (a)	161,000	154,449
Chase Mortgage Finance Trust
5.691%, 02/25/37 (a)	1,095,570	1,086,896
6.000%, 12/25/37	6,235,791	2,427,483
CHL Mortgage Pass-Through Trust
4.989%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	838,363
5.750%, 07/25/37	285,772	126,940
6.000%, 02/25/37	804,499	282,227
6.000%, 05/25/37	2,822,856	1,127,632
6.000%, 08/25/37	5,450,517	2,256,216
6.000%, 01/25/38	935,565	380,161
Citadel PLC
5.180%, SONIA + 1.450%, 04/28/60 (GBP) (a)	100,000	135,823
5.480%, SONIA + 1.750%, 04/28/60 (GBP) (a)	100,000	135,749
6.180%, SONIA + 2.450%, 04/28/60 (GBP) (a)	100,000	136,833
7.480%, SONIA + 3.750%, 04/28/60 (GBP) (a)	100,000	136,786
See accompanying notes to financial statements.
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc.
4.346%, 1M TSFR + 0.614%, 05/25/37 (a)	233,997	$217,836
COLT Mortgage Loan Trust
5.053%, 11/25/70 (144A) (a)	899,358	901,602
7.799%, 09/25/68 (144A) (a)	2,314,000	2,337,683
Countrywide Alternative Loan Trust
4.038%, 1M TSFR + 0.304%, 03/20/47 (a)	684,412	601,867
4.126%, 1M TSFR + 0.394%, 04/25/47 (a)	340,656	311,411
4.138%, 1M TSFR + 0.404%, 12/20/46 (a)	3,011,211	2,722,351
4.196%, 1M TSFR + 0.464%, 06/25/35 (a)	841,553	747,732
4.226%, 1M TSFR + 0.494%, 10/25/46 (a)	458,140	434,167
4.248%, 1M TSFR + 0.514%, 07/20/46 (a)	1,040,487	911,200
4.306%, 1M TSFR + 0.574%, 03/25/36 (a)	139,379	137,595
4.306%, 1M TSFR + 0.574%, 11/25/36 (a)	516,480	475,303
4.308%, 1M TSFR + 0.574%, 05/20/46 (a)	1,885,642	1,724,318
4.346%, 1M TSFR + 0.614%, 07/25/46 (a)	1,999,862	1,849,991
4.406%, 1M TSFR + 0.674%, 08/25/35 (a)	3,998,951	3,883,349
5.500%, 06/25/25	64,574	51,586
5.500%, 04/25/37	502,628	221,951
5.759%, 12M MTA + 1.730%, 11/25/46 (a)	1,332,359	1,124,061
6.000%, 05/25/36	1,255,126	453,703
6.000%, 04/25/37	89,389	38,557
6.000%, 05/25/37	1,938,277	880,644
6.250%, 10/25/36	162,542	77,060
Cross Mortgage Trust
5.003%, 11/25/70 (144A) (k)	660,784	662,219
5.735%, 02/25/70 (144A) (a)	658,250	664,705
7.129%, 01/25/71 (144A) (a)	100,000	98,878
7.135%, 11/25/68 (144A) (k)	255,740	258,812
CRSO Trust
7.121%, 07/10/40 (a)	5,522,122	5,735,010
CSFB Mortgage-Backed Pass-Through Certificates
5.196%, 1M TSFR + 1.464%, 11/25/35 (a)	407,233	81,375
CSMC Trust
3.874%, 02/25/61 (144A) (a)	1,377,955	1,372,752
4.265%, 03/25/67 (144A) (a)	560,000	556,439
8.828%, 12/25/67 (144A) (a)	1,475,628	1,478,867
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,483	989,123
Deephaven Residential Mortgage Trust
5.087%, 11/25/60 (144A) (k)	789,150	790,766
6.680%, 11/25/60 (144A) (a)	110,194	110,208
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.186%, 1M TSFR + 0.454%, 08/25/47 (a)	243,457	227,917
Easy Street Mortgage Loan Trust
5.606%, 10/25/40 (144A) (k)	197,000	199,022
EFMT
5.001%, 12/25/70 (144A) (k)	656,665	657,301
5.033%, 11/25/70 (144A) (a)	686,467	687,756
Exmoor Funding PLC
5.641%, SONIA + 1.900%, 03/25/94 (GBP) (a)	100,000	135,858
6.541%, SONIA + 2.800%, 03/25/94 (GBP) (a)	100,000	136,526
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (a)	222,162	217,550
GCAT Trust
3.471%, 05/25/66 (144A) (a)	240,000	182,262
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust
6.029%, 12M MTA + 2.000%, 03/25/36 (a)	79,013	$72,990
GS Mortgage-Backed Securities Corp. Trust
0.050%, 11/25/29 (144A) (k)	898,562	897,928
4.357%, 11/25/49 (144A) (a)	232,941	213,164
GS Mortgage-Backed Securities Trust
5.013%, 07/25/65 (144A) (k)	482,402	482,869
5.038%, 01/25/66 (144A) (k)	263,504	263,990
GSR Mortgage Loan Trust
6.000%, 07/25/37	319,549	198,796
HarborView Mortgage Loan Trust
4.256%, 1M TSFR + 0.524%, 12/19/36 (a)	1,014,275	825,752
4.486%, 1M TSFR + 0.754%, 03/19/35 (a)	128,197	62,007
HOMES Trust
5.027%, 09/25/70 (144A) (a)	755,238	756,004
6.791%, 09/25/70 (144A) (a)	171,000	172,144
Impac Secured Assets Trust
4.186%, 1M TSFR + 0.454%, 11/25/36 (a)	441,407	407,917
IndyMac INDX Mortgage Loan Trust
3.830%, 09/25/37 (a)	596,462	385,244
JP Morgan Alternative Loan Trust
4.266%, 1M TSFR + 0.534%, 03/25/37 (a)	386,140	324,243
4.746%, 05/25/37 (a)	99,991	87,870
JP Morgan Mortgage Trust
0.267%, 02/25/52 (144A) (a) (c)	7,616,756	116,089
0.500%, 02/25/52 (144A) (a) (c)	7,617,414	210,519
2.500%, 02/25/52 (144A) (a)	5,944,281	4,940,026
3.059%, 02/25/52 (144A) (a)	117,987	61,738
3.267%, 02/25/52 (144A) (a)	907,564	779,582
6.500%, 08/25/36	182,325	59,217
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	425,957	414,148
5.750%, 04/25/61 (144A) (k)	2,172,019	2,172,763
MASTR Resecuritization Trust
3.960%, 08/25/37 (144A) (a)	202,353	76,166
Merrill Lynch Mortgage Investors Trust
4.166%, 1M TSFR + 0.434%, 09/25/37 (a)	90,723	44,799
5.791%, 05/25/36 (a)	353,077	225,715
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	456,319
Miltonia Mortgage Finance SRL
3.365%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (a)	258,000	303,742
Morgan Stanley Resecuritization Trust
4.020%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,202,887	2,903,350
Mortgage Loan Resecuritization Trust
4.327%, 1M TSFR + 0.454%, 04/16/36 (144A) (a)	429,719	422,436
Mortimer PLC
5.312%, SONIA + 1.550%, 09/22/67 (GBP) (a)	100,000	135,249
5.862%, SONIA + 2.100%, 09/22/67 (GBP) (a)	100,000	134,173
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	136,962	134,884
5.085%, 10/25/65 (144A) (a)	1,049,885	1,053,164
5.109%, 08/25/65 (144A) (a)	454,461	455,774
NLT Trust
3.322%, 08/25/56 (144A) (a)	1,361,000	1,042,184
See accompanying notes to financial statements.
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (k)	210,470	$36,882
NYMT Trust
7.375%, 05/25/64 (144A) (k)	1,339,268	1,331,650
OBX Trust
5.648%, 12/01/64 (144A) (k)	600,153	606,051
PRPM Trust
4.986%, 12/25/70 (144A) (a)	747,490	747,355
5.176%, 10/25/70 (144A) (k)	664,781	666,301
RALI Trust
4.206%, 1M TSFR + 0.474%, 12/25/36 (a)	340,078	306,344
Reperforming Loan Trust REMICS
4.186%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	111,349	108,220
Residential Asset Securitization Trust
2.604%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (c)	11,384,250	1,566,532
4.396%, 1M TSFR + 0.664%, 09/25/37 (a)	11,384,251	2,836,503
6.250%, 12/25/36	3,526,776	2,438,170
RFMSI Trust
5.433%, 11/25/36 (a)	24,016	20,230
5.523%, 08/25/36 (a)	684,005	452,127
5.732%, 10/25/37 (a)	520,381	313,273
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	487,427
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (k)	825,000	830,906
Santander Mortgage Asset Receivable Trust
5.138%, 11/25/65 (144A) (a)	512,007	513,419
Sequoia Mortgage Trust
4.346%, 07/20/37 (a)	127,934	100,157
SG Residential Mortgage Trust
5.098%, 12/25/65 (144A) (a)	707,393	708,371
5.231%, 12/25/65 (144A)	137,000	137,292
Starwood Mortgage Residential Trust
2.175%, 05/25/65 (144A) (a)	1,360,000	1,258,445
Stratton Mortgage Funding PLC
5.241%, SONIA + 1.500%, 06/25/49 (GBP) (a)	100,000	134,853
Structured Adjustable Rate Mortgage Loan Trust
4.062%, 04/25/36 (a)	157,910	80,677
4.822%, 04/25/47 (a)	499,033	185,646
Structured Asset Mortgage Investments II Trust
4.226%, 1M TSFR + 0.494%, 06/25/36 (a)	671,929	601,290
4.266%, 1M TSFR + 0.534%, 05/25/46 (a)	117,472	83,946
4.306%, 1M TSFR + 0.574%, 02/25/36 (a)	395,011	372,766
Verus Securitization Trust
5.110%, 12/25/70 (144A) (k)	413,190	413,999
7.422%, 03/25/68 (144A) (a)	484,000	484,306
Visio Trust
3.910%, 11/25/54 (144A) (a)	169,000	158,557
5.919%, 08/25/57 (144A) (a)	171,000	170,279
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	98,195
Voyager OPTONE Delaware Trust
1.958%, 02/25/38 (144A) (a) (c)	2,780,770	603,495
WaMu Mortgage Pass-Through Certificates Trust
3.670%, 04/25/37 (a)	3,476,094	3,135,801
4.779%, 12M MTA + 0.750%, 06/25/47 (a)	1,178,671	1,012,440
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.099%, 10/25/36 (k)	829,686	$269,069
4.366%, 1M TSFR + 0.634%, 12/25/35 (a)	1,603,682	1,445,238
4.466%, 1M TSFR + 0.734%, 06/25/37 (a)	115,190	110,814
4.729%, 12M MTA + 0.700%, 01/25/47 (a)	1,936,189	1,695,504
Winchester 1 PLC
5.478%, SONIA + 1.550%, 10/21/56 (GBP) (a)	100,000	135,391
5.928%, SONIA + 2.000%, 10/21/56 (GBP) (a)	100,000	135,992
		113,309,528
Commercial Mortgage-Backed Securities — 6.1%
1211 Avenue of the Americas Trust
4.142%, 08/10/35 (144A) (a)	230,000	207,000
245 Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (c)	5,000,000	10,810
3.657%, 06/05/37 (144A) (a)	207,000	198,108
280 Park Avenue Mortgage Trust
5.615%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	495,231
6.197%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,962,692
A10 Issuer LLC
5.515%, 1M TSFR + 1.465%, 05/15/42 (144A) (a)	1,027,000	1,025,389
ACREC LLC
5.045%, 1M TSFR + 1.310%, 08/18/42 (144A) (a)	1,870,000	1,869,991
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	103,857
AREIT Trust
5.550%, 1M TSFR + 1.550%, 07/25/43 (144A) (a)	1,307,000	1,309,040
ARES Commercial Mortgage Trust
5.193%, 1M TSFR + 1.443%, 10/15/34 (144A) (a)	1,120,000	1,120,691
5.442%, 1M TSFR + 1.692%, 07/15/41 (144A) (a)	100,000	100,124
7.689%, 1M TSFR + 3.938%, 07/15/41 (144A) (a)	1,500,000	1,500,340
Ashford Hospitality Trust
6.023%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	136,961
Atrium Hotel Portfolio Trust
5.998%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	988,950
9.213%, 11/10/29 (144A) (a)	100,000	101,804
BAHA Trust
5.972%, 12/10/41 (144A) (a)	1,450,000	1,500,791
BAMLL Trust
5.601%, 1M TSFR + 1.850%, 02/15/42 (144A) (a)	1,435,000	1,434,998
9.001%, 1M TSFR + 5.250%, 02/15/42 (144A) (a)	585,000	585,052
Bank
0.363%, 09/15/62 (a) (c)	8,619,000	107,992
Bank of America Merrill Lynch Commercial Mortgage Trust
0.589%, 02/15/50 (a) (c)	4,070,000	20,325
Bayview Commercial Asset Trust
4.221%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	46,557	44,996
4.251%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	80,511	77,124
4.296%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	47,373	45,762
4.386%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	44,731	42,449
4.519%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	41,072	39,196
4.744%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	30,576	29,253
6.319%, 1M TSFR + 2.364%, 12/25/37 (144A) (a)	642,123	576,103
BBCMS Mortgage Trust
4.670%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,675,474
See accompanying notes to financial statements.
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
1.005%, 03/15/52 (a) (c)	3,258,105	$80,810
1.255%, 02/15/54 (a) (c)	5,025,641	228,006
BFLD Commercial Mortgage Trust
4.674%, 10/10/42 (144A) (a)	178,000	177,990
5.250%, 1M TSFR + 1.500%, 11/15/42 (144A) (a)	1,915,000	1,920,384
6.500%, 1M TSFR + 2.750%, 11/15/42 (144A) (a)	88,000	88,440
7.913%, 10/10/42 (144A) (a)	199,000	204,010
BFLD Trust
7.566%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	8,268
BMP Trust
7.139%, 1M TSFR + 3.389%, 06/15/41 (144A) (a)	382,000	382,477
BOCA Commercial Mortgage Trust
5.450%, 1M TSFR + 1.600%, 12/15/42 (144A) (a)	1,390,000	1,391,736
BPR Commercial Mortgage Trust
4.947%, 11/05/42 (144A) (a)	340,000	341,980
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	1,037,026
BPR Trust
7.466%, 1M TSFR + 3.714%, 09/15/38 (144A) (a)	492,000	487,509
BRCK Trust
4.956%, 12/10/42 (144A) (a)	412,000	412,109
7.506%, 12/10/42 (144A) (a)	878,000	878,945
8.400%, 12/10/42 (144A) (a)	395,000	395,431
BRES Commercial Mortgage Trust
5.244%, 1M TSFR + 1.494%, 11/15/42 (144A) (a)	1,017,000	1,021,645
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,745,000	1,602,840
3.454%, 03/10/33 (144A)	1,139,487	1,079,143
3.633%, 03/10/33 (144A)	600,000	544,222
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,658,472	1,540,378
5.043%, 1M TSFR + 1.293%, 12/15/39 (144A) (a)	561,861	561,861
5.150%, 1M TSFR + 1.400%, 11/15/42 (144A) (a)	1,301,000	1,302,209
5.192%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,048,680	1,049,325
5.192%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	194,800	194,980
5.291%, 1M TSFR + 1.541%, 05/15/34 (144A) (a)	611,944	611,944
5.391%, 1M TSFR + 1.641%, 05/15/41 (144A) (a)	1,800,985	1,803,767
5.441%, 1M TSFR + 1.691%, 08/15/41 (144A) (a)	328,605	329,217
5.512%, 1M TSFR + 1.761%, 12/09/40 (144A) (a)	605,027	605,588
6.614%, 1M TSFR + 2.880%, 10/15/41 (144A) (a)	1,240,000	1,246,141
6.890%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	3,164,600	3,173,396
6.891%, 1M TSFR + 3.141%, 06/15/27 (144A) (a)	392,000	392,726
7.150%, 1M TSFR + 3.400%, 11/15/42 (144A) (a)	343,000	343,851
7.339%, 1M TSFR + 3.589%, 12/09/40 (144A) (a)	826,274	828,063
7.661%, 1M TSFR + 3.927%, 10/15/41 (144A) (a)	302,000	303,870
7.938%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	1,874,631	1,886,166
BX Trust
3.944%, 12/09/41 (144A) (a)	1,743,000	1,660,281
4.666%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	162,000	161,801
5.031%, 12/13/42 (144A) (a)	615,000	620,575
5.101%, 1M TSFR + 1.350%, 10/15/42 (144A) (a)	431,000	431,089
5.150%, 1M TSFR + 1.400%, 06/15/35 (144A) (a)	155,000	155,000
5.193%, 1M TSFR + 1.443%, 03/15/42 (144A) (a)	530,000	529,337
5.242%, 1M TSFR + 1.491%, 06/15/41 (144A) (a)	2,434,000	2,433,238
5.291%, 1M TSFR + 1.541%, 06/15/37 (144A) (a)	1,877,885	1,879,057
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
5.450%, 1M TSFR + 1.700%, 12/15/44 (144A) (a)	608,000	$608,378
5.840%, 1M TSFR + 2.090%, 03/15/41 (144A) (a)	530,000	530,000
6.266%, 1M TSFR + 2.514%, 02/15/36 (144A) (a)	1,742,188	1,741,136
6.640%, 1M TSFR + 2.889%, 06/15/41 (144A) (a)	460,000	458,857
6.691%, 1M TSFR + 2.941%, 03/15/30 (144A) (a)	1,403,526	1,396,531
6.866%, 1M TSFR + 3.114%, 02/15/36 (144A) (a)	893,170	892,073
7.688%, 1M TSFR + 3.938%, 06/15/41 (144A) (a)	1,180,000	1,181,369
8.189%, 1M TSFR + 4.439%, 03/15/41 (144A) (a)	1,141,000	1,140,996
9.139%, 1M TSFR + 5.389%, 03/15/41 (144A) (a)	547,000	546,996
BXP Trust
2.776%, 01/15/44 (144A) (a)	327,000	270,075
3.552%, 08/13/37 (144A) (a)	760,000	605,703
Cassia SRL
4.554%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,203,614	1,417,905
CD Mortgage Trust
3.631%, 02/10/50	350,000	341,619
3.956%, 08/15/50 (a)	363,000	352,772
CFCRE Commercial Mortgage Trust
0.690%, 05/10/58 (a) (c)	2,370,000	3,945
CFK Trust
4.637%, 01/15/39 (144A) (a)	728,000	702,821
CFSP Mortgage Trust
6.500%, 04/15/37	1,122,080	1,091,299
CHI Commercial Mortgage Trust
5.102%, 12/13/40 (144A) (a)	737,000	738,192
6.629%, 12/13/40 (144A) (a)	546,000	547,943
CIP Commercial Mortgage Trust
5.150%, 1M TSFR + 1.400%, 10/15/37 (144A) (a)	2,396,000	2,398,225
7.500%, 1M TSFR + 3.750%, 10/15/37 (144A) (a)	909,000	910,406
Citigroup Commercial Mortgage Trust
0.801%, 11/10/42 (144A) (a) (c)	7,730,000	257,125
COAST Commercial Mortgage Trust
6.341%, 1M TSFR + 2.591%, 08/15/36 (144A) (a)	2,090,000	2,088,695
COMM Mortgage Trust
3.179%, 10/10/36 (144A) (a)	140,636	105,855
5.591%, 1M TSFR + 1.841%, 06/15/41 (144A) (a)	1,220,000	1,221,508
6.340%, 1M TSFR + 2.590%, 06/15/41 (144A) (a)	367,000	367,452
CSAIL Commercial Mortgage Trust
0.233%, 11/15/50 (a) (c)	3,940,000	20,902
0.525%, 09/15/52 (a) (c)	4,150,000	70,682
1.309%, 09/15/52 (a) (c)	2,757,880	99,927
1.532%, 06/15/52 (a) (c)	6,761,327	284,458
CSMC Trust
3.778%, 11/10/32 (144A) (a)	301,000	88,801
9.228%, 1M TSFR + 5.476%, 10/15/37 (144A) (a)	423,000	383,390
CSTL Commercial Mortgage Trust
4.561%, 11/10/42 (144A) (a)	280,000	279,114
5.629%, 11/10/42 (144A) (a)	340,000	339,231
DBC Mortgage Trust
5.101%, 1M TSFR + 1.350%, 11/15/42 (144A) (a)	2,465,000	2,466,904
5.801%, 1M TSFR + 2.050%, 11/15/42 (144A) (a)	602,000	601,999
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	23,204
3.276%, 05/10/49	240,000	239,304
See accompanying notes to financial statements.
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBSG Mortgage Trust
5.946%, 06/10/37 (144A) (a)	374,607	$380,358
DGWD Trust
5.350%, 1M TSFR + 1.600%, 08/15/35 (144A) (a)	739,000	741,473
DK Trust
5.327%, 1M TSFR + 1.593%, 08/15/37 (144A) (a)	217,000	217,336
6.625%, 1M TSFR + 2.891%, 08/15/37 (144A) (a)	132,000	132,327
ELM Trust
0.235%, 06/10/39 (144A) (a) (c)	7,464,000	7,222
1.561%, 06/10/39 (144A) (a) (c)	6,760,000	43,489
5.801%, 06/10/39 (144A) (a)	1,420,000	1,427,456
7.786%, 06/10/39 (144A) (a)	924,000	926,626
Extended Stay America Trust
5.050%, 1M TSFR + 1.300%, 10/15/42 (144A) (a)	542,000	542,846
Fontainebleau Miami Beach Mortgage Trust
5.200%, 1M TSFR + 1.450%, 12/15/39 (144A) (a)	1,285,419	1,288,231
9.400%, 1M TSFR + 5.650%, 12/15/39 (144A) (a)	297,000	300,224
FS Trust
5.561%, 1M TSFR + 1.811%, 08/15/39 (144A) (a)	1,727,000	1,731,314
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	528,352
5.841%, 1M TSFR + 2.091%, 03/15/28 (144A) (a)	130,000	130,482
6.385%, 1M TSFR + 2.650%, 11/25/41 (144A) (a)	877,000	878,172
GS Mortgage Securities Trust
1.655%, 12/12/53 (144A) (a) (c)	2,929,375	179,248
3.803%, 11/10/52 (a)	60,000	54,878
GWT Trust
5.441%, 1M TSFR + 1.691%, 05/15/41 (144A) (a)	1,862,000	1,867,185
HIH Trust
7.390%, 1M TSFR + 3.640%, 10/15/41 (144A) (a)	177,346	178,063
HILT Commercial Mortgage Trust
5.291%, 1M TSFR + 1.541%, 05/15/37 (144A) (a)	1,946,000	1,948,417
6.190%, 1M TSFR + 2.440%, 05/15/37 (144A) (a)	1,203,000	1,205,975
6.939%, 1M TSFR + 3.189%, 05/15/37 (144A) (a)	815,000	819,034
HLTN Commercial Mortgage Trust
5.392%, 1M TSFR + 1.642%, 06/15/41 (144A) (a)	2,918,633	2,924,047
HTL Commercial Mortgage Trust
10.260%, 05/10/39 (144A) (a)	3,379,000	3,486,135
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	662,050	569,780
INT Commercial Mortgage Trust
4.879%, 11/05/37 (144A) (a)	434,000	435,237
JP Morgan Chase Commercial Mortgage Securities Trust
0.444%, 04/15/46 (a) (c)	3,062,090	7,918
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	16,422
5.007%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	116,290	97,825
5.816%, 1M TSFR + 2.064%, 04/15/38 (144A) (a)	787,000	786,997
5.958%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	422,615	324,357
6.566%, 1M TSFR + 2.814%, 04/15/38 (144A) (a)	959,000	958,995
7.066%, 1M TSFR + 3.314%, 04/15/38 (144A) (a)	450,000	449,997
7.540%, 1M TSFR + 3.790%, 04/15/37 (144A) (a)	767,388	735,574
JPMBB Commercial Mortgage Securities Trust
0.404%, 09/15/47 (a) (c)	64,709	1
4.292%, 12/15/48 (144A) (a)	150,000	136,899
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (c)	2,067,000	9,201
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JW Commercial Mortgage Trust
5.371%, 1M TSFR + 1.621%, 06/15/39 (144A) (a)	1,410,000	$1,412,179
6.939%, 1M TSFR + 3.189%, 06/15/39 (144A) (a)	310,000	310,774
KSL Commercial Mortgage Trust
5.293%, 1M TSFR + 1.542%, 12/15/39 (144A) (a)	6,183,709	6,181,777
Lehman Brothers Small Balance Commercial Mortgage Trust
4.296%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	130,412	124,027
LEX Mortgage Trust
4.874%, 10/13/33 (144A) (a)	1,711,000	1,721,090
LQR Trust
5.335%, 1M TSFR + 1.600%, 01/15/43 (a)	260,000	259,999
7.685%, 1M TSFR + 3.950%, 01/15/43 (a)	772,000	771,995
LSTAR Commercial Mortgage Trust
0.869%, 03/10/50 (144A) (a) (c)	580,879	3,289
MAC Trust
5.450%, 1M TSFR + 1.700%, 10/15/40 (144A) (a)	593,000	593,738
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (c)	2,421,000	19,828
5.924%, 06/12/39 (144A)	520,000	526,930
8.405%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	350,476	348,655
8.725%, 06/12/39 (144A)	322,000	326,424
MHC Commercial Mortgage Trust
5.965%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	10,290	10,289
6.465%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	154,400	154,592
Morgan Stanley Bank of America Merrill Lynch Trust
1.268%, 12/15/47 (144A) † (a) (c)	1,810,000	18
Morgan Stanley Capital I Trust
0.991%, 03/15/52 (a) (c)	2,154,615	55,840
2.137%, 06/15/50 (144A) (a) (c)	1,190,000	32,258
3.000%, 06/15/52 (144A)	97,000	80,001
4.061%, 12/15/50 (a)	4,067,000	3,961,596
MSWF Commercial Mortgage Trust
0.907%, 12/15/56 (a) (c)	8,229,046	460,883
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	261,840
NJ Trust
6.481%, 01/06/29 (144A) (a)	350,000	366,944
NRTH Commercial Mortgage Trust
5.143%, 1M TSFR + 1.393%, 10/15/40 (144A) (a)	300,000	300,281
NYC Commercial Mortgage Trust
4.668%, 11/05/38 (144A) (a)	1,067,000	1,069,257
5.493%, 1M TSFR + 1.743%, 10/15/40 (144A) (a)	990,000	993,079
7.388%, 07/13/42 (144A) (a)	120,000	121,558
NYC Trust
4.790%, 01/10/38 (144A) (a)	1,525,000	1,531,438
NYCT Trust
7.588%, 1M TSFR + 3.838%, 08/15/29 (144A) (a)	198,000	198,121
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (c)	13,300,000	48,089
3.945%, 05/10/39 (144A) (a)	1,049,000	921,150
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	118,813
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (c)	17,538,712	175
0.090%, 02/10/32 (144A) (a) (c)	3,507,742	5,314
See accompanying notes to financial statements.
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
One New York Plaza Trust
6.616%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	$149,355
ORL Trust
5.243%, 1M TSFR + 1.493%, 12/15/39 (144A) (a)	2,560,000	2,563,963
PENN Commercial Mortgage Trust
6.508%, 08/10/42 (144A) (a)	244,000	252,704
PGA Trust
5.641%, 1M TSFR + 1.891%, 06/15/39 (144A) (a)	1,527,000	1,527,473
PRM5 Trust
5.625%, 03/10/33 (144A) (a)	262,000	262,143
ROCK Trust
5.388%, 11/13/41 (144A)	1,116,274	1,146,835
SCG Commercial Mortgage Trust
5.900%, 1M TSFR + 2.150%, 03/15/35 (144A) (a)	100,000	99,626
6.700%, 1M TSFR + 2.950%, 03/15/35 (144A) (a)	581,000	577,372
SCG Mortgage Trust
5.491%, 1M TSFR + 1.741%, 04/15/41 (144A) (a)	2,258,000	2,258,000
SHR Trust
7.350%, 1M TSFR + 3.600%, 10/15/41 (144A) (a)	255,000	256,549
SREIT Trust
6.483%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	342,700	342,595
6.490%, 1M TSFR + 2.739%, 11/15/38 (144A) (a)	746,569	746,107
TCO Commercial Mortgage Trust
4.993%, 1M TSFR + 1.243%, 12/15/39 (144A) (a)	1,329,000	1,331,881
6.491%, 1M TSFR + 2.741%, 12/15/39 (144A) (a)	100,000	100,125
Thunder Logistics DAC
4.114%, 3M EURIBOR + 2.050%, 11/17/36 (EUR) (a)	71,578	84,039
TYSN Mortgage Trust
6.580%, 12/10/33 (144A) (a)	320,000	336,866
U.K. Logistics DAC
5.506%, SONIA + 1.650%, 05/17/34 (GBP) (a)	129,959	175,222
7.856%, SONIA + 4.000%, 05/17/35 (GBP) (a)	576,456	777,622
UBS Commercial Mortgage Trust
0.977%, 12/15/52 (a) (c)	6,708,435	185,994
1.436%, 10/15/52 (a) (c)	3,914,660	172,615
UNIV Trust
5.400%, 1M TSFR + 1.650%, 11/15/42 (144A) (a)	1,838,000	1,840,267
6.000%, 1M TSFR + 2.250%, 11/15/42 (144A) (a)	143,000	143,178
VEGAS Trust
6.217%, 07/10/36 (144A) (a)	3,150,000	3,133,813
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	1,918,295	1,740,934
2.980%, 02/25/50 (144A) (a)	87,189	70,437
4.240%, 11/25/47 (144A) (a)	66,639	63,065
4.480%, 12/26/51 (144A) (a)	211,122	173,963
5.000%, 11/25/47 (144A) (a)	39,173	35,913
6.700%, 12/25/55 (144A) (a)	195,398	195,421
7.330%, 02/25/55 (144A) (a)	313,599	317,972
9.624%, 01/25/53 (144A) (a)	203,682	194,806
10.150%, 02/25/55 (144A) (a)	108,573	109,938
VRTX Trust
5.487%, 08/05/42 (144A) (a)	970,000	980,365
Wells Fargo Commercial Mortgage Trust
0.091%, 07/15/43 (144A) (a) (c)	5,050,000	40,693
1.212%, 08/15/49 (144A) (a) (c)	1,430,000	7,940
1.403%, 05/15/52 (a) (c)	4,534,234	157,237
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
5.308%, 07/15/35 (144A) (a)	421,000	$424,644
6.215%, 07/15/43 (144A)	640,000	664,230
6.432%, 07/15/43 (144A)	407,000	418,850
7.082%, 07/15/43 (144A)	170,000	173,384
		155,447,596
Total Non-Agency Mortgage-Backed Securities (Cost $281,156,667)		268,757,124

Foreign Government—2.5%
Sovereign — 2.5%
Argentina Republic Government International Bonds
1.000%, 07/09/29	19,200	17,050
3.500%, 07/09/41 (k)	155,000	107,260
4.125%, 07/09/35 (k)	163,000	121,272
Barbados Government International Bonds
8.000%, 06/26/35 (144A)	108,000	113,508
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/26 (BRL)	9,232,000	1,629,614
Zero Coupon, 07/01/26 (BRL)	2,124,000	363,022
Brazil Notas do Tesouro Nacional
6.000%, 08/15/30 (BRL) (n)	1,583,000	1,240,090
10.000%, 01/01/27 (BRL)	6,850,000	1,210,939
China Government Bonds
1.920%, 07/15/45 (CNY)	1,490,000	199,053
2.110%, 08/25/34 (CNY)	2,490,000	363,781
Colombia TES
5.750%, 11/03/27 (COP)	5,466,900,000	1,309,386
7.750%, 09/18/30 (COP)	6,275,500,000	1,361,120
Costa Rica Government International Bonds
7.158%, 03/12/45	200,000	221,100
Czech Republic Government Bonds
2.750%, 07/23/29 (CZK)	12,390,000	579,994
4.200%, 12/04/36 (CZK)	3,860,000	181,001
4.500%, 11/11/32 (CZK)	10,390,000	510,015
Dominican Republic International Bonds
10.500%, 03/15/37 (144A) (DOP)	15,400,000	261,917
10.750%, 06/01/36 (144A) (DOP)	11,000,000	189,439
Ecuador Government International Bonds
5.000%, 07/31/40 (k)	156,000	122,070
6.900%, 07/31/35 (k)	79,000	69,638
Egypt Government International Bonds
7.500%, 02/16/61 (144A)	207,000	180,119
Ghana Government International Bonds
5.000%, 07/03/35 (k)	75,000	68,533
5.000%, 07/03/35 (144A) (k)	121,000	110,546
Hungary Government Bonds
7.000%, 10/24/35 (HUF)	112,880,000	349,660
Indonesia Government International Bonds
2.850%, 02/14/30	2,172,000	2,051,906
3.050%, 03/12/51	1,965,000	1,314,211
Indonesia Treasury Bonds
6.625%, 05/15/33 (IDR)	3,870,000,000	238,703
6.750%, 07/15/35 (IDR)	2,042,000,000	128,595
See accompanying notes to financial statements.
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Treasury Bonds
7.000%, 05/15/27 (IDR)	10,713,000,000	$657,105
7.000%, 02/15/33 (IDR)	5,811,000,000	366,266
7.125%, 06/15/38 (IDR)	6,618,000,000	422,289
8.250%, 06/15/32 (IDR)	735,000,000	49,479
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,025,050,000	5,254,690
2.400%, 03/20/55 (JPY)	634,900,000	3,329,050
3.200%, 09/20/55 (JPY)	113,600,000	703,386
Lebanon Government International Bonds
6.650%, 11/03/28 (i)	240,000	56,208
6.850%, 03/23/27 (i)	95,000	22,132
Mexico Bonos
7.000%, 09/03/26 (MXN)	24,777,500	1,372,638
7.500%, 05/26/33 (MXN)	30,562,500	1,578,524
8.000%, 02/21/36 (MXN)	5,510,000	283,295
8.500%, 03/01/29 (MXN)	14,274,500	799,530
8.500%, 05/31/29 (MXN)	323,400	18,109
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,914,750
3.500%, 02/12/34	200,000	172,900
4.500%, 01/31/50 (g)	4,504,000	3,407,276
4.875%, 05/19/33	200,000	192,000
6.050%, 01/11/40	128,000	127,360
6.350%, 02/09/35	200,000	209,600
7.375%, 05/13/55	271,000	291,867
Pakistan Global Sukuk Programme Co. Ltd.
7.950%, 01/31/29	200,000	204,499
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,255,083
4.500%, 04/01/56	1,811,000	1,356,801
Peru Government International Bonds
3.550%, 03/10/51 (g)	2,017,000	1,410,085
6.850%, 08/12/35 (PEN)	1,093,000	349,768
6.850%, 08/12/35 (144A) (PEN)	745,000	238,405
7.600%, 08/12/39 (PEN)	349,000	113,249
7.600%, 08/12/39 (144A) (PEN)	348,000	112,830
Philippines Government Bonds
6.000%, 08/20/30 (PHP)	45,860,000	784,198
6.250%, 02/28/29 (PHP)	19,545,000	338,417
6.375%, 07/27/30 (PHP)	27,290,000	473,551
6.375%, 04/28/35 (PHP)	74,980,000	1,303,520
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,796,311
3.200%, 07/06/46	2,044,000	1,468,986
Republic of Poland Government Bonds
2.000%, 08/25/36 (PLN) (n)	795,774	201,576
4.750%, 07/25/29 (PLN)	1,521,000	431,256
5.000%, 01/25/30 (PLN)	1,700,000	484,406
5.000%, 10/25/34 (PLN)	1,739,000	482,203
5.000%, 10/25/35 (PLN)	3,254,000	894,798
5.750%, 04/25/29 (PLN)	2,700,000	788,554
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	39,880,911	2,350,735
8.000%, 01/31/30 (ZAR)	29,190,361	1,798,936
8.500%, 01/31/37 (ZAR)	25,230,354	1,508,893
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of South Africa Government International Bonds
7.100%, 11/19/36	246,000	$264,121
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (EUR)	113,000	135,736
5.375%, 05/29/27 (144A) (EUR)	100,000	120,121
Romania Government International Bonds
5.250%, 05/30/32 (EUR)	111,000	133,492
5.375%, 06/07/33 (144A) (EUR)	28,000	33,266
6.125%, 10/07/37 (144A) (EUR)	28,000	33,084
6.500%, 10/07/45 (144A) (EUR)	23,000	26,928
Sri Lanka Government International Bonds
3.600%, 06/15/35 (k)	86,000	65,360
4.000%, 04/15/28	19,710	18,889
Thailand Government Bonds
2.410%, 03/17/35 (THB)	15,719,000	533,398
2.500%, 11/17/29 (THB)	51,224,000	1,704,585
4.000%, 06/17/55 (THB)	365,000	15,279
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	5,610,000	127,020
30.000%, 09/12/29 (TRY)	4,943,479	112,073
31.080%, 11/08/28 (TRY)	3,904,197	90,025
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (k)	5,000	2,962
Zero Coupon, 02/01/35 (144A) (k)	14,000	7,911
3.000%, 02/01/36 (k)	131,000	74,385
4.500%, 02/01/29 (k)	97,000	72,277
4.500%, 02/01/29 (144A) (k)	113,000	84,210
4.500%, 02/01/35 (144A) (k)	25,000	14,963
4.500%, 02/01/36 (k)	107,000	62,996
4.500%, 02/01/36 (144A) (k)	17,000	9,992
Uruguay Government International Bonds
4.375%, 10/27/27	844,391	847,431
5.100%, 06/18/50	1,478,733	1,394,002
8.000%, 10/29/35 (UYU)	10,623,053	280,285
9.750%, 07/20/33 (UYU)	3,280,474	93,908
Venezuela Government International Bonds
11.950%, 08/05/31 (i)	171,000	55,575
Total Foreign Government (Cost $69,489,311)		63,403,330

Floating Rate Loans (o)—0.7%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 9.602%, 3M TSFR + 5.500%, 10/25/28	346,842	289,613
Chemicals — 0.0%
Flexsys Holdings, Inc.
2025 Second Out Refinancing Term Loan, 9.081%, 1M TSFR + 5.250%, 08/01/29	341,198	34,120
Commercial Services — 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.966%, 1M TSFR + 3.250%, 08/20/32	594,298	597,938
See accompanying notes to financial statements.
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Floating Rate Loans (o)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Digital Room Holdings, Inc.
2021 Term Loan, 9.066%, 1M TSFR + 5.250%, 12/21/28	497,612	$490,667
Highspring Holdings LLC
2022 Term Loan, 8.822%, 3M TSFR + 5.000%, 01/22/29	268,360	219,384
Interface Security Systems LLC
Term Loan, 11/23/27 † (e) (f) (i)	2,061,148	700,790
USAVFLOW II Ltd.
Term Loan B, 10.272%, 1M TSFR + 6.500%, 08/16/29 † (e) (f)	276,562	278,305
		2,287,084
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 10.591%, 1M TSFR + 6.875%, 12/21/27 † (e) (f)	784,068	779,207
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.123% - 14.687%, 1M TSFR + 9.620%, 3M TSFR + 8.808% - 9.620%, 07/31/28 † (e) (f) (p)	1,695,600	1,674,405
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 9.380%, 3M TSFR + 6.010%, 05/16/29 † (e) (f)	1,845,269	1,831,429
2025 5th Amendment Delayed Draw Term Loan, 7.922% - 8.128%, 3M TSFR + 4.250%, 09/30/30 † (e) (f) (p) (q)	1,098,948	1,049,495
		5,334,536
Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
2025 Upsize Term Loan, 9.122%, 6M TSFR + 5.250%, 09/01/28 (e) (f)	108,370	107,828
Term Loan B, 9.122%, 6M TSFR + 5.250%, 06/23/28 (e) (f)	164,225	163,404
		271,232
Diversified Financial Services — 0.1%
Garfunkelux Holdco 3 SA
EUR Term Loan, 08/01/28 (r)	868,000	999,672
Electric — 0.0%
CPV Fairview LLC
2025 Term Loan, 6.172%, 3M TSFR + 2.500%, 08/14/31	230,991	232,724
Kestrel Acquisition LLC
2025 Term Loan, 6.672%, 3M TSFR + 3.000%, 11/06/31	196,507	197,040
Ohio Power Partners LLC
Term Loan, 6.466%, 1M TSFR + 2.750%, 11/12/32	186,533	186,532
		616,296
Energy-Alternate Sources — 0.0%
West Deptford Energy Holdings LLC
2025 Term Loan, 7.716%, 1M TSFR + 4.000%, 12/30/31	263,675	263,455
Security Description	Principal Amount*	Value

Engineering & Construction — 0.0%
ITG Communications LLC
Term Loan B, 8.947%, 3M TSFR + 4.750%, 07/09/31	680,000	$659,600
Entertainment — 0.2%
Bally's Corp.
2021 Term Loan B, 7.369%, 3M TSFR + 3.250%, 10/02/28	1,013,064	1,000,242
ECL Entertainment LLC
2025 Term Loan B, 6.716%, 1M TSFR + 3.000%, 08/30/30	846,610	844,494
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.216%, 1M TSFR + 3.500%, 04/26/30	310,994	309,197
Maverick Gaming LLC
2024 Second Out Term Loan, 06/05/28 † (i)	469,331	269,865
Peninsula Pacific Entertainment LLC
2025 Delayed Draw Term Loan, 10/01/32 (q)	113,620	114,331
2025 Term Loan B, 8.422%, 3M TSFR + 4.750%, 10/01/32	484,781	485,386
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, 16.216%, 1M TSFR + 12.500%, 04/16/26 (e) (f)	164,282	164,282
2nd Amendment Roll Up Term Loan, 4.716%, 1M TSFR + 1.000%, 11.500% PIK, 04/16/26 (e) (f) (h)	276,624	270,400
Roll-Up DIP Term Loan, 4.716%, 1M TSFR + 1.000%, 11.500% PIK, 04/16/26 (e) (f) (h)	13,509	13,205
		3,471,402
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 10.940%, 3M TSFR + 7.000%, 11/01/29	274,000	61,650
Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.086%, 3M TSFR + 4.250%, 12/11/28	1,196,456	1,166,544
Media — 0.0%
CSC Holdings LLC
2019 Term Loan B5, 8.250%, PRIME + 1.500%, 04/15/27	152,642	133,638
DirecTV Financing LLC
2025 Term Loan B, 9.340%, 3M TSFR + 5.500%, 02/17/31	502,480	503,226
Term Loan, 9.102%, 3M TSFR + 5.000%, 08/02/27	15,649	15,697
		652,561
Office/Business Equipment — 0.0%
Xerox Holdings Corp.
2023 Term Loan B, 11/19/29 (r)	92,000	79,235
Oil & Gas — 0.0%
CVR Energy, Inc.
Term Loan B, 7.672%, 3M TSFR + 4.000%, 12/30/27	243,724	244,637
See accompanying notes to financial statements.
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Floating Rate Loans (o)—(Continued)
Preferred Stocks—0.3%
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Stakeholder Midstream LLC
Term Loan, 8.042%, 6M TSFR + 4.000%, 01/01/31	660,345	$658,694
		903,331
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 7.434%, 3M TSFR + 3.250%, 09/29/28	402,737	396,361
Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.216%, 1M TSFR + 4.500%, 09/27/29	517,108	517,162
Total Floating Rate Loans (Cost $20,095,899)		18,003,854

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	641,207
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,387,348
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	902,321
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	850,636
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	185,078
6.814%, 11/15/40	165,000	184,149
Municipal Electric Authority of Georgia
6.637%, 04/01/57	443,000	479,082
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	589,683
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	274,417
New York State Dormitory Authority
5.389%, 03/15/40	355,000	357,834
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,258,287
Port of Beaumont Navigation District
10.000%, 07/01/26	1,005,000	1,008,915
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,833,906
7.550%, 04/01/39	780,000	946,590
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,626,372	2,691,690
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	768,594	787,638
University of California
4.858%, 05/15/2112	239,000	198,334
Total Municipals (Cost $18,242,473)		16,577,115

Security Description	Shares	Value

Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (e) (f)	2,628	$2,605,005
IT Services — 0.2%
Versa Networks, Inc. - Series E, 12.000% PIK † (e) (f) (h)	678,151	4,136,721
Oil & Gas — 0.0%
Insight M, Inc. - Series D † (e) (f) (s)	481,839	155,827
Software — 0.0%
Lessen Holdings, Inc. † (e) (f) (s)	23,458	0
Total Preferred Stocks (Cost $5,048,898)		6,897,553

Common Stocks—0.2%
Banks — 0.0%
Flagstar Bank NA (l)	88,005	1,107,983
Capital Markets — 0.0%
Wealthfront Corp. † (s)	78	1,060
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (s)	24,929	193,698
Electrical Equipment — 0.0%
Freewire Technologies † (e) (f) (s)	25	0
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc.	6,636	305,057
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc. (g) (s)	10,022	234,415
Genius Sports Ltd. (s)	82,693	911,277
Six Flags Entertainment Corp. (g) (s)	11,667	178,972
Sonder Holdings, Inc. - Class A † (s)	4,351	43
		1,324,707
Household Durables — 0.0%
Century Communities, Inc.	4,198	249,151
M/I Homes, Inc. (s)	1,062	135,883
Meritage Homes Corp.	3,360	221,088
Tri Pointe Homes, Inc. (s)	7,336	230,864
		836,986
Machinery — 0.0%
Palladyne AI Corp. (s)	1,162	4,950
Media — 0.1%
AMC Networks, Inc. - Class A (s)	20,917	199,130
EchoStar Corp. - Class A (g) (l) (s)	13,042	1,417,665
		1,616,795
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	43,096	176,694
Oil, Gas & Consumable Fuels — 0.0%
Expand Energy Corp.	5	552
See accompanying notes to financial statements.
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services — 0.0%
WOM New Holdco (f) (s)	1,032	$23,736
Total Common Stocks (Cost $5,013,142)		5,592,218

Convertible Bonds—0.1%
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (h)	561,274	514,396
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	39,780
Media — 0.0%
DISH Network Corp.
3.375%, 08/15/26	130,000	125,125
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31	804,000	869,325
4.750%, 05/01/30	388,000	773,556
		1,642,881
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	74,600
Total Convertible Bonds (Cost $1,969,213)		2,396,782

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	372,924
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (s)	1,382	32,822
Cohesity Global, Inc. - Series G (s)	2,000	47,500
		80,322
Total Convertible Preferred Stocks (Cost $337,440)		453,246

Warrants—0.0%
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. Expires 04/11/30 † (e) (f) (s)	43,128	0
Sonder Holdings, Inc. Expires 12/30/29 † (e) (f) (s)	4,323	0
		0
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (e) (f) (s)	83,584	402,039
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (s)	102,425	6,279
Security Description	Shares/ Principal Amount*	Value

Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 † (e) (f) (s)	499,269	$5
Oil, Gas & Consumable Fuels — 0.0%
Expand Energy Corp. (s)	9	894
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (s)	2,636	600
Latch, Inc., Expires 06/04/26 (s)	6,439	1
		601
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (s)	12,581	943
Total Warrants (Cost $172,352)		410,761

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (e) (f) (s)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (e) (f) (s)	8,777,000	0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—1.1%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $27,249,221; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $27,790,403	27,245,437	27,245,437
Total Short-Term Investments (Cost $27,245,437)		27,245,437

Securities Lending Reinvestments (t)—1.2%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 3.710% (u)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (u)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (u)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (u)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (u)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (u)	5,000,000	5,000,000
		18,000,000
See accompanying notes to financial statements.
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (t)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $1,200,251; collateralized by various Common Stock with an aggregate market value of $1,336,411	1,200,000	$1,200,000
Repurchase Agreement dated 12/31/25 at 3.810%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 02/19/26 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $2,000,424; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $2,040,002	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,729,505; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,784,095	2,728,925	2,728,925
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $1,000,217; collateralized by various Common Stock with an aggregate market value of $1,111,234	1,000,000	1,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $2,000,443; collateralized by various Common Stock with an aggregate market value of $2,225,917	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $1,000,214; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $90,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $92,416	90,604	90,604
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	1,000,000
		12,019,529
Security Description	Principal Amount*	Value
Time Deposit—0.0%
Banco Santander SA
3.620%, 01/02/26	1,000,000	$1,000,000
Total Securities Lending Reinvestments (Cost $31,019,529)		31,019,529
Total Purchased Options—0.0% (v) (Cost $562,865)		249,449
Total Investments—117.4% (Cost $3,093,142,109)		3,000,758,508
Unfunded Loan Commitments—(0.0)% (Cost $(208,476))		(208,476)
Net Investments—117.4% (Cost $3,092,933,633)		3,000,550,032
Other assets and liabilities (net)—(17.4)%		(445,247,924)
Net Assets—100.0%		$2,555,302,108

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2025, the market value of restricted securities was
$27,153,538, which is 1.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Principal only security.
(c)	Interest only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 1.7% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $48,699,940 and the collateral received consisted of cash in the amount of $31,019,529 and non-cash collateral with a value of $19,595,787. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Perpetual bond with no specified maturity date.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	All or a portion of the security was pledged as collateral against open OTC derivative
See accompanying notes to financial statements.
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
contracts. As of December 31, 2025, the market value of securities pledged was $3,786,440.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $7,055,532.
(n)	Principal amount of security is adjusted for inflation.
(o)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(p)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of December 31, 2025.
(q)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(r)	This loan will settle after December 31, 2025, at which time the interest rate will be determined.
(s)	Non-income producing security.
(t)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(u)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(v)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$603,605,879, which is 23.6% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Aethon III BR LLC, 9.650%, 01/10/27	09/19/25	USD	451,536	$448,880	$449,278
Alorica, Inc., 10.591%, 12/21/27	01/26/23	USD	784,068	780,917	779,207
Continuum Energy Pte. Ltd., 12.850%, 05/11/27	05/16/24-12/15/25	USD	1,505,401	1,497,446	1,499,831
Coreweave Compute Acquisition Co. II LLC, 13.123% - 14.687%, 07/31/28	07/31/23	USD	1,695,600	1,694,915	1,674,405
Coreweave Compute Acquisition Co. IV LLC, 7.922% - 8.128%, 09/30/30	09/29/25	USD	1,098,948	1,092,561	1,049,495
Coreweave Compute Acquisition Co. IV LLC, 9.380%, 05/16/29	05/20/24	USD	1,845,269	1,845,269	1,831,429
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,605,005
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,092,796	3,169,414
Insight M, Inc. - Series D	01/31/24		481,839	164,500	155,827
Insight M, Inc., Expires 01/31/29	01/31/24-07/31/24		499,269	0	5
Interface Security Systems LLC, 11/23/27	08/13/19-11/28/25	USD	2,061,148	1,897,572	700,790
Knollwood CDO Ltd., 10.450%, 01/10/39	02/10/04	USD	1,471,381	1,471,381	147
Lessen Holdings, Inc.	01/05/23		23,458	303,694	0
Lessen Holdings, Inc., 15.240%, 01/05/28	01/05/23-03/31/25	USD	1,853,537	1,823,522	1,442,237
Maverick Gaming LLC, 06/05/28	04/03/24-01/03/25	USD	469,331	467,046	269,865
Morgan Stanley Bank of America Merrill Lynch Trust, 1.268%, 12/15/47	06/22/16	USD	1,810,000	121,537	18
New Generation Gas Gathering LLC, 8.650%, 09/30/29	09/30/24-08/28/25	USD	1,425,540	1,408,169	1,434,522
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	425,925
Oceana Australian Fixed Income Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	521,714
Oceana Australian Fixed Income Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	308,116
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-12/30/25	USD	1,452,844	1,434,889	1,456,476
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	318,000	279,717	287,363
Service Properties Trust, 3.950%, 01/15/28	07/24/25	USD	100,000	95,050	94,399
Service Properties Trust, 4.375%, 02/15/30	07/24/25	USD	300,000	263,413	254,199
Service Properties Trust, 5.500%, 12/15/27	11/17/20	USD	71,000	71,000	69,893
Service Properties Trust, 8.375%, 06/15/29	05/17/24	USD	828,000	821,959	832,467
Service Properties Trust, 8.875%, 06/15/32	05/17/24-05/21/24	USD	715,000	693,019	705,314
Sonder Holdings, Inc. - Class A	08/13/24		4,351	44	43
Sonder Holdings, Inc., 7.000%, 12/10/27	01/19/22-09/30/25	USD	1,807,372	1,796,711	0
Sonder Holdings, Inc. Expires 04/11/30	04/11/25		43,128	0	0
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	0
USAVFLOW II Ltd., 10.272%, 08/16/29	08/20/24	USD	276,562	276,562	278,305
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,984	4,136,721
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	402,039
VoltaGrid LLC, 7.375%, 11/01/30	10/28/25	USD	321,000	321,000	318,029
Wealthfront Corp.	12/12/25		78	1,092	1,060
					$27,153,538
See accompanying notes to financial statements.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,697,000)	$(2,436,571)	$(2,439,732)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(10,041,000)	(8,672,866)	(8,654,979)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(2,247,600)	(1,661,249)	(1,635,308)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(7,933,300)	(7,072,545)	(7,079,471)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(6,083,000)	(5,782,313)	(5,781,404)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(5,856,000)	(5,592,695)	(5,589,372)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(9,332,000)	(9,277,973)	(9,305,754)
Totals				$(40,496,212)	$(40,486,020)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$10,949,062,233	$1,468,082,654	$10 ,882,971,615	$1,404,564,221
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2025 were as follows:
Purchases	Sales
$8,890,819,509	$8,704,236,989
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(29,592,729)	$—	$—	$—	$(29,592,729)
Foreign Government	(1,426,800)	—	—	—	(1,426,800)
Total Borrowings	$(31,019,529)	$—	$—	$—	$(31,019,529)
Gross amount of recognized liabilities for securities lending transactions					$(31,019,529)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	117,373,200	CBNA	01/26/26	USD	74,760	$3,819
AUD	598,000	BOA	01/15/26	USD	395,054	4,050
AUD	896,000	BOA	01/15/26	USD	591,920	6,069
AUD	196,000	GSI	01/15/26	USD	128,667	2,144
AUD	96,177	MSIP	01/15/26	USD	63,167	1,021
BRL	5,641,773	BOA	03/18/26	USD	1,021,080	(8,732)
BRL	9,739,807	BBP	01/05/26	USD	1,798,333	(20,915)
BRL	1,704,075	BBP	01/05/26	USD	314,636	(3,659)
BRL	356,128	BBP	01/05/26	USD	64,722	267
BRL	2,101,355	BBP	01/05/26	USD	381,898	1,579
BRL	8,733,935	BBP	01/05/26	USD	1,587,296	6,561
BRL	2,598,242	BBP	01/05/26	USD	466,932	7,222
See accompanying notes to financial statements.
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	358,752	BBP	02/03/26	USD	64,000	$975
BRL	2,116,839	BBP	02/03/26	USD	377,636	5,754
BRL	1,046,126	BNP	01/05/26	USD	191,809	(901)
BRL	1,041,714	BNP	01/05/26	USD	191,000	(898)
BRL	347,597	BNP	01/05/26	USD	64,000	(567)
BRL	11,112,820	CBNA	01/05/26	USD	2,019,631	8,348
BRL	13,106,909	CBNA	01/05/26	USD	2,347,857	44,024
BRL	11,194,835	CBNA	02/03/26	USD	1,990,653	36,893
BRL	28,450,957	GSI	03/18/26	USD	5,118,920	(13,741)
BRL	1,371,558	MSIP	01/05/26	USD	256,457	(6,161)
BRL	697,472	MSIP	01/05/26	USD	126,758	524
BRL	1,394,650	MSIP	01/05/26	USD	253,462	1,048
CHF	101,950	MSIP	01/15/26	USD	128,000	835
CHF	153,199	MSIP	01/15/26	USD	192,343	1,254
CHF	121,335	UBSA	01/15/26	USD	152,126	1,205
CHF	154,744	UBSA	01/15/26	USD	194,000	1,549
CLP	118,681,600	BOA	01/15/26	USD	128,000	3,806
CLP	178,370,100	BOA	01/15/26	USD	192,375	5,720
CLP	119,951,940	GSI	01/15/26	USD	129,000	4,216
CLP	433,570,472	GSI	01/15/26	USD	466,275	15,241
CLP	89,760,000	SCB	01/15/26	USD	96,000	3,686
CLP	178,718,000	UBSA	01/15/26	USD	193,000	5,481
CLP	238,291,284	UBSA	01/15/26	USD	257,334	7,308
CNH	5,459,348	CIBC	01/15/26	USD	770,000	13,061
CNH	14,981,173	CIBC	01/15/26	USD	2,113,086	35,738
COP	727,680,000	CBNA	01/30/26	USD	192,000	(1,952)
COP	483,064,736	CBNA	01/30/26	USD	128,032	(1,870)
COP	3,701,080,974	HSBC	01/15/26	USD	985,772	(10,574)
COP	274,078,500	HSBC	01/15/26	USD	73,000	(783)
CZK	12,361,316	BOA	01/15/26	USD	593,000	8,403
CZK	33,019,786	BOA	01/15/26	USD	1,584,033	22,446
EGP	5,522,787	CBNA	01/20/26	USD	114,000	1,215
EGP	9,212,251	CBNA	01/20/26	USD	190,157	2,026
EUR	391,000	HSBC	01/15/26	USD	459,858	(137)
EUR	562,000	HSBC	01/15/26	USD	660,882	(107)
EUR	442,000	JPMC	01/15/26	USD	519,643	42
EUR	550,000	JPMC	01/15/26	USD	646,614	52
EUR	137,000	SSBT	01/15/26	USD	158,915	2,164
GBP	185,000	UBSA	01/15/26	USD	242,588	6,781
HUF	62,888,467	HSBC	01/15/26	USD	192,343	(166)
HUF	80,558,500	SSBT	01/15/26	USD	243,000	3,174
HUF	287,221,220	SSBT	01/15/26	USD	866,386	11,316
IDR	8,011,284,780	CBNA	01/15/26	USD	478,000	2,394
IDR	41,531,824,340	CBNA	01/15/26	USD	2,478,031	12,411
INR	242,838,917	CBNA	01/15/26	USD	2,736,059	(36,640)
INR	51,389,145	CBNA	01/15/26	USD	579,000	(7,754)
JPY	29,957,652	MSIP	01/15/26	USD	192,000	(590)
JPY	20,281,174	MSIP	01/15/26	USD	129,983	(400)
JPY	872,200,958	MSIP	03/18/26	USD	5,642,620	(39,857)
JPY	29,902,735	SSBT	01/15/26	USD	192,241	(1,182)
KRW	188,645,783	GSI	01/15/26	USD	129,000	1,995
KRW	377,369,071	GSI	01/15/26	USD	258,053	3,992
MXN	18,961,769	BOA	01/15/26	USD	1,029,000	23,011
MXN	14,025,967	BOA	03/18/26	USD	770,810	2,575
MXN	47,484,303	BBP	01/15/26	USD	2,561,513	72,947
MXN	1,585,041	BBP	02/26/26	USD	87,495	80
MXN	3,459,774	CBNA	01/15/26	USD	191,000	950
MXN	3,474,428	CBNA	01/15/26	USD	191,809	955
MXN	8,932,447	GSI	01/26/26	USD	494,527	518
See accompanying notes to financial statements.
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	70,741,683	GSI	03/18/26	USD	3,839,190	$61,474
MXN	29,538,903	MSIP	08/18/26	USD	1,568,666	33,847
MYR	2,230,064	BBP	01/15/26	USD	538,000	11,697
MYR	10,699,577	BBP	01/15/26	USD	2,581,259	56,120
NGN	105,206,380	CBNA	01/30/26	USD	71,000	764
NGN	184,158,582	CBNA	01/30/26	USD	124,282	1,338
PEN	542,972	CBNA	01/15/26	USD	161,000	477
PEN	869,586	CBNA	01/15/26	USD	257,846	764
PEN	1,210,648	GSI	01/26/26	USD	358,541	1,363
PHP	7,620,030	CBNA	01/15/26	USD	129,000	476
PHP	15,094,748	CBNA	01/15/26	USD	255,540	942
PLN	910,222	BBP	01/15/26	USD	254,064	(532)
PLN	682,667	BBP	01/15/26	USD	190,548	(399)
PLN	1,146,825	BBP	01/15/26	USD	319,547	(112)
PLN	689,071	BBP	01/15/26	USD	192,000	(67)
PLN	4,481,299	DBAG	01/26/26	USD	1,236,866	11,242
PLN	427,634	HSBC	01/15/26	USD	117,000	2,112
PLN	4,839,419	HSBC	01/15/26	USD	1,324,065	23,898
PLN	466,912	MSIP	01/15/26	USD	128,000	2,053
PLN	938,406	MSIP	01/15/26	USD	257,256	4,126
THB	4,071,680	NIP	01/15/26	USD	128,000	1,312
THB	6,118,431	NIP	01/15/26	USD	192,343	1,972
THB	19,636,450	SCB	01/15/26	USD	607,000	16,633
THB	85,641,740	SCB	01/15/26	USD	2,647,349	72,544
TRY	5,243,001	BBP	01/26/26	USD	119,564	638
ZAR	13,091,129	BOA	03/18/26	USD	770,810	15,708
ZAR	2,187,206	BBP	01/15/26	USD	128,000	3,994
ZAR	3,286,671	BBP	01/15/26	USD	192,343	6,001
ZAR	65,835,332	CBNA	03/18/26	USD	3,839,190	116,211
ZAR	11,432,457	UBSA	01/15/26	USD	663,000	26,926
ZAR	34,099,505	UBSA	01/15/26	USD	1,977,501	80,337

Contracts to Deliver
AUD	290,328	BBP	01/15/26	USD	192,634	(1,130)
AUD	290,000	BBP	01/15/26	USD	192,416	(1,129)
AUD	96,177	CBNA	01/15/26	USD	62,411	(1,777)
AUD	410,000	HSBC	03/18/26	USD	272,780	(856)
AUD	155,000	TDB	03/18/26	USD	102,921	(526)
BRL	9,739,807	BBP	01/05/26	USD	1,770,102	(7,317)
BRL	2,101,355	BBP	01/05/26	USD	377,636	(5,841)
BRL	2,598,242	BBP	01/05/26	USD	472,202	(1,952)
BRL	1,704,075	BBP	01/05/26	USD	309,697	(1,280)
BRL	356,128	BBP	01/05/26	USD	64,000	(990)
BRL	8,733,935	BBP	01/05/26	USD	1,612,611	18,755
BRL	2,598,242	BBP	03/03/26	USD	460,583	(7,399)
BRL	1,046,126	BNP	01/05/26	USD	190,122	(786)
BRL	1,041,714	BNP	01/05/26	USD	189,320	(783)
BRL	347,597	BNP	01/05/26	USD	63,172	(261)
BRL	11,112,820	CBNA	01/05/26	USD	1,990,653	(37,326)
BRL	13,106,909	CBNA	01/05/26	USD	2,382,035	(9,846)
BRL	13,106,909	CBNA	02/03/26	USD	2,330,656	(43,195)
BRL	1,371,558	MSIP	01/05/26	USD	249,265	(1,030)
BRL	697,472	MSIP	01/05/26	USD	128,000	718
BRL	1,394,650	MSIP	01/05/26	USD	255,946	1,436
BRL	2,598,242	SSBT	01/05/26	USD	486,571	12,418
BRL	4,372,974	SSBT	01/05/26	USD	818,924	20,900
BRL	5,246,216	SSBT	04/02/26	USD	940,941	3,223
BRL	3,698,000	SSBT	04/02/26	USD	665,563	4,576
See accompanying notes to financial statements.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	101,622	BBP	01/15/26	USD	128,000	$(420)
CHF	155,185	MSIP	01/15/26	USD	194,000	(2,107)
CHF	121,689	MSIP	01/15/26	USD	152,126	(1,652)
CHF	152,631	MSIP	01/15/26	USD	192,343	(536)
CNH	4,015,527	HSBC	01/27/26	USD	566,815	(9,574)
COP	745,205,852	BBP	01/15/26	USD	191,578	(4,776)
COP	497,898,240	BBP	01/15/26	USD	128,000	(3,191)
COP	6,996,486,796	CBNA	01/27/26	USD	1,865,979	35,486
COP	4,256,414,384	CBNA	02/26/26	USD	1,095,560	(8,639)
COP	485,163,520	GSI	01/15/26	USD	128,000	164
CZK	10,507,478	CBNA	01/27/26	USD	503,976	(7,334)
CZK	15,745,008	GSI	02/26/26	USD	757,434	(9,099)
EUR	419,558	BNY	03/18/26	USD	495,657	929
EUR	63,724	BBP	01/15/26	USD	74,091	(833)
EUR	164,000	BBP	01/15/26	USD	192,116	(708)
EUR	40,750	BBP	01/15/26	USD	48,088	176
EUR	67,499	BBP	01/15/26	USD	79,653	291
EUR	196,061	DBAG	02/26/26	USD	229,384	(1,592)
EUR	616,507	MSIP	01/15/26	USD	715,146	(9,717)
EUR	102,276	MSIP	01/15/26	USD	118,907	(1,345)
EUR	7,016,000	MSIP	03/18/26	USD	8,287,761	14,755
EUR	125,786	SCB	02/26/26	USD	147,166	(1,020)
EUR	224,116	SSBT	02/26/26	USD	262,214	(1,813)
GBP	73,197	CBNA	01/15/26	USD	97,924	(740)
GBP	4,095,000	HSBC	03/18/26	USD	5,480,954	(37,892)
GBP	122,803	JPMC	01/15/26	USD	164,239	(1,292)
HUF	83,421,914	BBP	01/15/26	USD	254,064	(860)
HUF	62,566,436	BBP	01/15/26	USD	190,548	(645)
HUF	114,167,622	NWM	01/27/26	USD	344,396	(4,197)
IDR	24,700,003,783	BNP	01/27/26	USD	1,474,037	(6,899)
IDR	7,297,061,444	MSIP	02/26/26	USD	436,798	(551)
JPY	30,034,729	BBP	01/15/26	USD	193,000	1,098
JPY	50,144,614	BBP	01/15/26	USD	322,224	1,833
JPY	920,605,000	HSBC	03/18/26	USD	5,945,195	31,498
JPY	30,019,277	NWM	01/15/26	USD	193,000	1,197
JPY	119,135,000	TDB	03/18/26	USD	774,988	9,699
JPY	1,395,777,000	TDB	03/18/26	USD	9,073,554	107,492
MXN	74,972,299	GSI	01/27/26	USD	4,036,511	(118,115)
MXN	29,538,903	MSIP	01/20/26	USD	1,604,234	(33,801)
MXN	2,989,000	MSIP	03/18/26	USD	164,516	(296)
MXN	10,768,702	TDB	02/26/26	USD	594,462	(515)
PEN	798,840	BBP	02/26/26	USD	236,854	(370)
PEN	1,741,282	CBNA	01/15/26	USD	515,691	(2,157)
PEN	1,087,265	CBNA	01/15/26	USD	322,000	(1,347)
PEN	388,869	CBNA	01/26/26	USD	115,529	(75)
PEN	389,770	CBNA	02/26/26	USD	115,642	(105)
PEN	1,508,762	UBSA	01/27/26	USD	445,562	(2,949)
PHP	22,268,955	BOA	01/26/26	USD	375,702	(2,540)
PHP	12,307,824	BOA	01/26/26	USD	207,716	(1,334)
PHP	12,310,168	BOA	01/26/26	USD	207,896	(1,194)
PHP	25,881,040	BOA	03/18/26	USD	434,064	(4,785)
PHP	5,047,767	CBNA	01/15/26	USD	85,180	(589)
PHP	2,548,180	CBNA	01/15/26	USD	43,000	(297)
PHP	100,513,027	GSI	01/27/26	USD	1,700,699	(6,470)
PLN	3,487,327	DBAG	02/26/26	USD	961,256	(9,840)
PLN	12,839,544	GSI	01/27/26	USD	3,509,592	(66,383)
SGD	335,753	HSBC	01/15/26	USD	258,405	(2,981)
See accompanying notes to financial statements.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SGD	250,770	HSBC	01/15/26	USD	193,000	$(2,226)
THB	10,087,899	HSBC	01/15/26	USD	320,607	226
THB	43,718,604	JPMC	01/27/26	USD	1,351,049	(38,424)
THB	26,597,167	JPMC	01/27/26	USD	821,940	(23,376)
TRY	7,563,754	GSI	02/04/26	USD	167,277	(4,942)
TRY	4,697,125	NIP	01/15/26	USD	106,000	(2,604)
UYU	3,711,925	GSI	01/27/26	USD	92,578	(2,102)
ZAR	3,362,070	BOA	01/15/26	USD	192,559	(10,335)
ZAR	2,234,874	BOA	01/15/26	USD	128,000	(6,870)
ZAR	4,375,499	CBNA	01/15/26	USD	255,946	(8,107)
ZAR	2,188,211	CBNA	01/15/26	USD	128,000	(4,054)
ZAR	64,694,169	GSI	01/27/26	USD	3,726,894	(173,804)
ZAR	26,482,497	SSBT	02/26/26	USD	1,550,129	(43,206)

Cross Currency Contracts to Buy
COP	893,727,503	BNP	01/15/26	GBP	182,000	(9,836)
EUR	168,245	BOA	01/15/26	HUF	64,672,403	187
Net Unrealized Appreciation						$245,290
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	09/15/26	16	USD	3,867,600	$2,178
3 Month SOFR Futures	03/16/27	1,065	USD	257,969,625	98,868
30 Day Federal Funds Futures	07/31/26	3	USD	1,208,972	746
Australian 3 Year Treasury Bond Futures	03/16/26	394	AUD	41,368,251	(19,310)
Australian 10 Year Treasury Bond Futures	03/16/26	157	AUD	17,188,997	(15,031)
Euro-Bund Futures	03/06/26	139	EUR	17,732,230	(28,816)
Japanese Government Bond 10 Year Futures	03/13/26	3	JPY	397,230,000	(22,734)
U.S. Treasury Long Bond Futures	03/20/26	92	USD	10,634,625	(11,646)
U.S. Treasury Note 2 Year Futures	03/31/26	955	USD	199,393,554	40,202
U.S. Treasury Note 5 Year Futures	03/31/26	2,492	USD	272,387,283	(296,190)
U.S. Treasury Ultra Long Bond Futures	03/20/26	97	USD	11,446,000	(247,813)

Futures Contracts—Short
NASDAQ 100 Index E-Mini Futures	03/20/26	(2)	USD	(1,018,270)	394
Russell 2000 Index E-Mini Futures	03/20/26	(16)	USD	(1,998,400)	60,161
S&P 500 Index E-Mini Futures	03/20/26	(2)	USD	(689,250)	(381)
U.S. Treasury Note 10 Year Futures	03/20/26	(110)	USD	(12,368,125)	(600)
U.S. Treasury Note Ultra 10 Year Futures	03/20/26	(68)	USD	(7,821,063)	(22,895)
Net Unrealized Depreciation					$(462,867)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.672	01/08/26	DBAG	1,060,505	AUD	1,060,505	$2,824	$1,150	$(1,674)
CAD Call/USD Put	CAD	1.360	01/27/26	MSIP	32,000	USD	32,000	6,096	7,682	1,586
See accompanying notes to financial statements.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Purchased Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
CZK Call/EUR Put	CZK	23.850	02/05/26	BOA	44,003	EUR	44,003	$5,657	$3,277	$(2,380)
CZK Call/USD Put	CZK	20.000	02/05/26	BOA	38,480	USD	38,480	4,079	3,345	(734)
EUR Call/HUF Put	HUF	388.000	01/08/26	BBP	391,000	EUR	391,000	3,030	578	(2,452)
EUR Call/USD Put	USD	1.180	01/16/26	DBAG	432,994	EUR	432,994	3,211	1,559	(1,652)
GBP Call/USD Put	USD	1.345	02/13/26	JPMC	196,000	GBP	196,000	1,854	2,582	728
INR Call/USD Put	INR	88.150	02/27/26	BOA	77,040	USD	77,040	7,377	5,078	(2,299)
JPY Call/USD Put	JPY	158.000	01/21/26	MSIP	4,994,900	USD	4,994,900	6,519	1,334	(5,185)
MXN Call/USD Put	MXN	18.300	01/09/26	GSI	387,000	USD	387,000	3,890	6,176	2,286
TRY Call/USD Put	TRY	44.000	01/23/26	UBSA	192,000	USD	192,000	1,570	2,411	841
USD Call/BRL Put	BRL	5.550	02/06/26	BBP	767,919	USD	767,919	12,694	11,644	(1,050)
USD Call/COP Put	COP	3,920.000	05/27/26	UBSA	836,001	USD	836,001	25,573	30,740	5,167
USD Call/EUR Put	USD	1.169	01/14/26	MSIP	547,000	EUR	547,000	2,337	1,102	(1,235)
Totals								$86,711	$78,658	$(8,053)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.000%	SOFR	Pay	06/08/26	GSI	108,898,743	USD	108,898,743	$131,996	$113,687	$(18,309)
Call - OTC - 10 Yr. IRS	3.570%	SOFR	Pay	02/05/26	DBAG	4,367,760	USD	4,367,760	30,468	5,172	(25,296)
Call - OTC - 30 Yr. IRS	3.550%	SOFR	Pay	04/30/26	BOA	22,014,000	USD	22,014,000	280,476	49,758	(230,718)
Call - OTC - 30 Yr. IRS	3.770%	SOFR	Pay	02/05/26	DBAG	2,908,530	USD	2,908,530	28,564	1,680	(26,884)
Totals									$471,504	$170,297	$(301,207)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	2.875%	ITRX.EUR.XOVER.44.V1	Buy	01/21/26	MSIP	797,000	EUR	797,000	$4,650	$494	$(4,156)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/USD Put	BRL	5.250	03/12/26	BOA	(6,140,000)	USD	(6,140,000)	$(27,936)	$(19,230)	$8,706
CLP Call/USD Put	CLP	920.000	01/16/26	CBNA	(129,000)	USD	(129,000)	(2,125)	(3,098)	(973)
CLP Call/USD Put	CLP	920.000	01/16/26	CBNA	(128,730)	USD	(128,730)	(2,120)	(3,130)	(1,010)
EUR Call/HUF Put	HUF	395.000	01/08/26	BBP	(558,000)	EUR	(558,000)	(1,697)	(79)	1,618
MXN Call/USD Put	MXN	17.650	03/12/26	BOA	(4,610,000)	USD	(4,610,000)	(19,256)	(15,010)	4,246
USD Call/BRL Put	BRL	5.750	02/06/26	BBP	(1,151,879)	USD	(1,151,879)	(9,480)	(7,055)	2,425
USD Call/CLP Put	CLP	940.000	01/16/26	CBNA	(129,000)	USD	(129,000)	(2,590)	(75)	2,515
USD Call/CLP Put	CLP	940.000	01/16/26	CBNA	(128,730)	USD	(128,730)	(2,584)	(81)	2,503
USD Call/COP Put	COP	4,200.000	05/27/26	UBSA	(643,000)	USD	(643,000)	(8,391)	(9,639)	(1,248)
USD Call/COP Put	COP	4,200.000	05/27/26	UBSA	(579,001)	USD	(579,001)	(7,556)	(8,943)	(1,387)
USD Call/GBP Put	USD	1.315	02/13/26	JPMC	(196,000)	GBP	(196,000)	(1,049)	(470)	579
USD Call/TRY Put	TRY	46.000	01/23/26	UBSA	(96,000)	USD	(96,000)	(1,441)	(345)	1,096
ZAR Call/USD Put	ZAR	16.350	03/12/26	BOA	(4,610,000)	USD	(4,610,000)	(19,445)	(34,819)	(15,374)
Totals								$(105,670)	$(101,974)	$3,696
See accompanying notes to financial statements.
BHFTII-55

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Written Options — (Continued)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.500%	SOFR	Receive	06/08/26	GSI	(108,898,743)	USD	(108,898,743)	$(49,664)	$(35,757)	$13,907
Call - OTC - 10 Yr. IRS	3.200%	SOFR	Receive	12/16/26	CBNA	(4,277,000)	USD	(4,277,000)	(31,248)	(25,507)	5,741
Call - OTC - 10 Yr. IRS	3.250%	SOFR	Receive	02/25/26	GSI	(18,473,000)	USD	(18,473,000)	(64,433)	(6,249)	58,184
Call - OTC - 10 Yr. IRS	3.400%	SOFR	Receive	02/18/26	CBNA	(8,714,000)	USD	(8,714,000)	(50,977)	(5,477)	45,500
Call - OTC - 10 Yr. IRS	3.500%	SOFR	Receive	03/11/26	CBNA	(8,580,000)	USD	(8,580,000)	(42,385)	(18,091)	24,294
Call - OTC - 10 Yr. IRS	3.600%	SOFR	Receive	02/17/26	NIP	(5,687,000)	USD	(5,687,000)	(23,873)	(12,758)	11,115
Call - OTC - 10 Yr. IRS	3.855%	SOFR	Receive	11/26/27	DBAG	(386,000)	USD	(386,000)	(13,973)	(10,184)	3,789
Call - OTC - 10 Yr. IRS	3.872%	SOFR	Receive	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,587)	(103,600)	34,987
Call - OTC - 10 Yr. IRS	4.030%	SOFR	Receive	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(55,120)	3,877
Call - OTC - 30 Yr. IRS	3.250%	SOFR	Receive	04/30/26	BOA	(22,014,000)	USD	(22,014,000)	(112,070)	(14,831)	97,239
Call - OTC - 30 Yr. IRS	4.200%	SONIA	Receive	03/04/26	GSI	(1,740,300)	GBP	(1,740,300)	(13,264)	(15,017)	(1,753)
Call - OTC - 5 Yr. IRS	2.900%	SOFR	Receive	02/25/26	GSI	(34,390,000)	USD	(34,390,000)	(70,200)	(10,156)	60,044
Put - OTC - 1 Yr. IRS	3.500%	SOFR	Pay	06/08/26	GSI	(108,898,743)	USD	(108,898,743)	(106,290)	(70,208)	36,082
Put - OTC - 10 Yr. IRS	3.855%	SOFR	Pay	11/26/27	DBAG	(386,000)	USD	(386,000)	(13,973)	(16,185)	(2,212)
Put - OTC - 10 Yr. IRS	3.872%	SOFR	Pay	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,588)	(155,776)	(17,188)
Put - OTC - 10 Yr. IRS	3.960%	SOFR	Pay	02/02/26	BOA	(7,795,000)	USD	(7,795,000)	(20,852)	(14,918)	5,934
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Pay	02/17/26	NIP	(5,687,000)	USD	(5,687,000)	(20,770)	(13,381)	7,389
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Pay	04/23/26	JPMC	(20,516,000)	USD	(20,516,000)	(125,661)	(143,699)	(18,038)
Put - OTC - 10 Yr. IRS	4.030%	SOFR	Pay	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(59,418)	(421)
Put - OTC - 10 Yr. IRS	4.600%	SOFR	Pay	12/16/26	CBNA	(4,277,000)	USD	(4,277,000)	(33,976)	(31,754)	2,222
Put - OTC - 2 Yr. IRS	3.580%	SOFR	Pay	02/20/26	BOA	(19,942,667)	USD	(19,942,667)	(19,444)	(3,979)	15,465
Put - OTC - 2 Yr. IRS	4.000%	SOFR	Pay	12/08/27	NIP	(45,852,102)	USD	(45,852,102)	(210,920)	(214,545)	(3,625)
Put - OTC - 2 Yr. IRS	4.050%	SOFR	Pay	10/04/27	GSI	(157,239,000)	USD	(157,239,000)	(575,495)	(608,444)	(32,949)
Put - OTC - 2 Yr. IRS	4.300%	SOFR	Pay	09/20/27	GSI	(117,148,000)	USD	(117,148,000)	(325,671)	(317,552)	8,119
Put - OTC - 2 Yr. IRS	4.500%	SOFR	Pay	12/16/27	DBAG	(69,005,000)	USD	(69,005,000)	(173,892)	(184,709)	(10,817)
Put - OTC - 30 Yr. IRS	4.300%	SOFR	Pay	02/02/26	GSI	(3,447,000)	USD	(3,447,000)	(19,476)	(15,517)	3,959
Totals									$(2,513,676)	$(2,162,832)	$350,844

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	3.250%	ITRX.EUR.XOVER.44.V1	Sell	01/21/26	MSIP	(1,139,000)	EUR	(1,139,000)	$(3,742)	$(316)	$3,426
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	3.228%	Maturity	12/11/27	USD	54,003,000	$28,825	$178	$28,647
Pay	12M SOFR	Maturity	3.800%	Maturity	05/16/26	USD	50,240,000	15,087	34	15,053
Pay	12M SOFR	Maturity	3.900%	Maturity	05/16/26	USD	36,611,000	24,407	25	24,382
Pay	12M SONIA	Annually	4.450%	Annually	12/04/55	GBP	1,740,300	(2,795)	53	(2,848)
Pay	12M TONA	Maturity	1.007%	Maturity	09/11/27	JPY	1,906,900,000	(29,533)	62	(29,595)
Pay	1-Day CDI	Maturity	13.020%	Maturity	01/02/29	BRL	3,050,000	(2,622)	5	(2,627)
Pay	1-Day CDI	Maturity	13.238%	Maturity	01/02/31	BRL	1,934,000	(1,269)	4	(1,273)
Pay	1M TIIE	Monthly	6.975%	Monthly	11/05/26	MXN	9,642,199	47	1	46
Pay	1M TIIE	Monthly	7.280%	Monthly	10/31/30	MXN	20,807,855	(20,302)	10	(20,312)
Pay	1M TIIE	Monthly	7.320%	Monthly	11/05/30	MXN	3,885,900	(3,465)	2	(3,467)
Pay	1M TIIE	Monthly	8.270%	Monthly	12/05/35	MXN	5,979,595	2,057	5	2,052
Pay	3M KRW COD	Quarterly	2.690%	Quarterly	12/17/28	KRW	3,426,811,763	(22,890)	16	(22,906)
Pay	3M KRW COD	Quarterly	2.914%	Quarterly	12/17/30	KRW	1,019,038,527	(7,676)	8	(7,684)
Pay	3M KRW COD	Quarterly	2.940%	Quarterly	12/17/30	KRW	1,440,815,000	(9,647)	11	(9,658)
Pay	6M BUBOR	Semi-Annually	6.250%	Semi-Annually	12/17/27	HUF	407,654,965	7,008	5	7,003
Pay	6M BUBOR	Semi-Annually	6.285%	Semi-Annually	12/17/30	HUF	60,048,913	1,586	2	1,584
See accompanying notes to financial statements.
BHFTII-56

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Semi-Annually	2.308%	Semi-Annually	02/03/30	EUR	851,164	$(6,867)	$216	$(7,083)
Pay	6M MIBOR	Semi-Annually	5.714%	Semi-Annually	12/17/30	INR	61,326,000	(5,192)	8	(5,200)
Pay	6M PRIBOR	Semi-Annually	3.890%	Semi-Annually	12/17/30	CZK	53,376,586	7,309	28	7,281
Pay	6M PRIBOR	Semi-Annually	3.910%	Semi-Annually	12/17/30	CZK	35,278,000	6,380	19	6,361
Pay	7-Day CNRR	Quarterly	1.535%	Quarterly	12/17/28	CNY	5,269,000	83	4	79
Pay	7-Day CNRR	Quarterly	1.540%	Quarterly	12/17/28	CNY	7,854,301	287	7	280
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	12/17/30	CNY	4,584,000	(213)	7	(220)
Pay	7-Day CNRR	Quarterly	1.584%	Quarterly	12/17/30	CNY	6,350,075	(252)	10	(262)
Pay	FEDEFF	Maturity	3.591%	Maturity	03/18/26	USD	200,910,000	(549)	381	(930)
Pay	FEDEFF	Maturity	3.593%	Maturity	03/18/26	USD	393,864,000	(278)	748	(1,026)
Pay	FEDEFF	Maturity	3.618%	Maturity	03/18/26	USD	228,402,000	7,549	434	7,115
Receive	12M CPURNSA	Maturity	2.428%	Maturity	04/15/30	USD	7,456,698	(22,373)	88	(22,461)
Receive	12M CPURNSA	Maturity	2.429%	Maturity	04/15/30	USD	3,673,250	(11,196)	43	(11,239)
Receive	12M CPURNSA	Maturity	2.632%	Maturity	09/09/30	USD	15,410,000	(172,152)	182	(172,334)
Receive	12M SOFR	Maturity	3.794%	Maturity	05/16/26	USD	50,240,000	(13,928)	34	(13,962)
Receive	12M SOFR	Maturity	3.814%	Maturity	05/16/26	USD	36,611,000	(12,872)	9,865	(22,737)
Receive	12M TONA	Maturity	0.683%	Maturity	04/21/27	JPY	3,257,950,188	75,143	76	75,067
Receive	12M TONA	Maturity	0.685%	Maturity	04/21/27	JPY	3,296,037,736	75,606	76	75,530
Receive	12M TONA	Maturity	0.698%	Maturity	05/11/27	JPY	2,601,672,453	62,270	59	62,211
Receive	12M TONA	Maturity	0.812%	Maturity	03/12/27	JPY	750,000,000	8,502	17	8,485
Receive	12M TONA	Maturity	0.998%	Maturity	03/12/27	JPY	3,395,348,847	(1,329)	74	(1,403)
Receive	12M TONA	Maturity	1.018%	Maturity	03/12/27	JPY	7,697,595,372	(13,196)	170	(13,366)
Receive	12M TONA	Maturity	1.027%	Maturity	03/12/27	JPY	8,309,049,195	(18,461)	182	(18,643)
Receive	1-Day CDI	Maturity	13.864%	Maturity	01/04/27	BRL	759,000	88	1	87
Receive	1-Day CDI	Maturity	13.883%	Maturity	01/04/27	BRL	6,462,281	518	5	513
Receive	3M JIBAR	Quarterly	6.554%	Quarterly	12/17/27	ZAR	10,028,611	(2,194)	3	(2,197)
Receive	3M JIBAR	Quarterly	6.658%	Quarterly	12/17/26	ZAR	39,025,395	(2,921)	7	(2,928)
Receive	3M JIBAR	Quarterly	6.720%	Quarterly	12/17/26	ZAR	28,814,000	(3,154)	(968)	(2,186)
Receive	3M JIBAR	Quarterly	6.863%	Quarterly	12/17/30	ZAR	29,537,746	(18,134)	19	(18,153)
Receive	3M JIBAR	Quarterly	6.868%	Quarterly	12/17/30	ZAR	13,928,000	(8,728)	9	(8,737)
Receive	6M WIBOR	Semi-Annually	3.880%	Semi-Annually	12/17/27	PLN	5,702,215	(9,667)	(696)	(8,971)
Receive	6M WIBOR	Semi-Annually	3.950%	Semi-Annually	12/17/27	PLN	3,255,000	(6,697)	(817)	(5,880)
Receive	6M WIBOR	Semi-Annually	4.000%	Semi-Annually	12/17/26	PLN	2,899,000	(2,301)	(330)	(1,971)
Receive	6M WIBOR	Semi-Annually	4.004%	Semi-Annually	12/17/30	PLN	86,324	(282)	(27)	(255)
Receive	6M WIBOR	Semi-Annually	4.050%	Semi-Annually	12/17/30	PLN	2,578,000	(9,891)	(241)	(9,650)
Receive	FEDEFF	Maturity	3.682%	Maturity	01/28/26	USD	200,836,000	(6,370)	211	(6,581)
Receive	FEDEFF	Maturity	3.789%	Maturity	01/28/26	USD	402,544,000	(46,089)	422	(46,511)
Totals								$(172,733)	$10,747	$(183,480)
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M COP-IBR	Quarterly	9.310%	Quarterly	12/17/27	GSI	COP	1,042,182,329	$(7,691)	$—	$(7,691)
Pay	3M COP-IBR	Quarterly	9.310%	Quarterly	12/17/27	GSI	COP	960,907,531	(7,091)	—	(7,091)
Pay	3M COP-IBR	Quarterly	9.370%	Quarterly	12/17/27	GSI	COP	1,034,550,982	(7,348)	—	(7,348)
Pay	3M COP-IBR	Quarterly	9.370%	Quarterly	12/17/27	GSI	COP	953,870,264	(6,775)	—	(6,775)
Pay	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/27	MSIP	COP	2,053,966,406	(12,972)	—	(12,972)
Pay	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/27	MSIP	COP	1,893,784,825	(11,961)	—	(11,961)
Receive	3M COP-IBR	Quarterly	9.360%	Quarterly	12/17/29	GSI	COP	532,989,171	6,579	—	6,579
Receive	3M COP-IBR	Quarterly	9.360%	Quarterly	12/17/29	GSI	COP	578,593,750	7,142	—	7,142
Receive	3M COP-IBR	Quarterly	9.420%	Quarterly	12/17/29	GSI	COP	531,426,014	6,292	—	6,292
Receive	3M COP-IBR	Quarterly	9.420%	Quarterly	12/17/29	GSI	COP	576,897,151	6,830	—	6,830
Receive	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/29	MSIP	COP	1,042,170,220	11,289	—	11,289
See accompanying notes to financial statements.
BHFTII-57

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
OTC Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/29	MSIP	COP	1,131,343,140	$12,255	$—	$12,255
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	GSI	CLP	956,824,096	(212)	—	(212)
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	BOA	CLP	951,049,000	(210)	—	(210)
Totals									$(3,873)	$—	$(3,873)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V2	(5.000%)	Quarterly	12/20/30	3.155%	USD	1,838,000	$(140,432)	$(132,650)	$(7,782)
ITRX.EUR.44.V1	(1.000%)	Quarterly	12/20/30	0.505%	EUR	2,890,000	(78,374)	(70,398)	(7,976)
ITRX.FINSR.44.V1	(1.000%)	Quarterly	12/20/30	0.543%	EUR	9,090,000	(227,506)	(201,560)	(25,946)
Totals							$(446,312)	$(404,608)	$(41,704)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	2.921%	USD	6,579,297	$523,093	$469,700	$53,393
ITRX.EUR.XOVER.44.V1	5.000%	Quarterly	12/20/30	2.437%	EUR	35,775,000	4,650,142	4,278,963	371,179
Totals							$5,173,235	$4,748,663	$424,572
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bonds	(1.000%)	Quarterly	12/20/30	1.379%	USD	1,219,000	$20,696	$21,921	$(1,225)
Colombia Government International Bonds	(1.000%)	Quarterly	12/20/30	2.076%	USD	137,000	6,492	4,972	1,520
Mexico Government International Bonds	(1.000%)	Quarterly	12/20/30	0.898%	USD	601,000	(2,762)	(1,048)	(1,714)
Totals							$24,426	$25,845	$(1,419)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	(1.000%)	Quarterly	12/20/29	BOA	0.273%	USD	5,854,000	$(158,882)	$(129,257)	$(29,625)
American Express Co.	(1.000%)	Quarterly	12/20/29	GSI	0.240%	USD	3,000,000	(85,177)	(67,600)	(17,577)
Argentina Republic Government International Bonds	(5.000%)	Quarterly	12/20/27	BBP	5.667%	USD	26,000	311	578	(267)
Boeing Co.	(1.000%)	Quarterly	12/20/28	DBAG	0.459%	USD	700,000	(10,717)	(2,032)	(8,685)
Boeing Co.	(1.000%)	Quarterly	06/20/29	JPMC	0.501%	USD	700,000	(11,427)	5,824	(17,251)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.387%	EUR	600,000	(10,472)	24,340	(34,812)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.387%	EUR	352,000	(6,143)	9,340	(15,483)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.387%	EUR	117,000	(2,042)	3,105	(5,147)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.387%	EUR	131,000	(2,286)	3,655	(5,941)
Dominion Energy, Inc.	(1.000%)	Quarterly	12/20/29	GSI	0.320%	USD	2,879,000	(72,910)	(61,568)	(11,342)
UBS Group AG	(1.000%)	Quarterly	06/20/28	BNP	0.260%	EUR	134,000	(2,828)	2,962	(5,790)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.260%	EUR	37,000	(781)	996	(1,777)
See accompanying notes to financial statements.
BHFTII-58

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.260%	EUR	112,000	$(2,364)	$2,894	$(5,258)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.260%	EUR	117,000	(2,470)	3,387	(5,857)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.260%	EUR	1,000,000	(21,108)	17,383	(38,491)
Totals								$(389,296)	$(185,993)	$(203,303)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$(1)	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	31,631	—	367	(367)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	638	—	8	(8)
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	CBNA	302.272%	USD	396,194	98,559	11,608	86,951
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	MSIP	302.272%	USD	83,201	20,697	3,991	16,706
Totals								$119,256	$15,973	$103,283
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB-	3.000%	Monthly	11/17/59	JPMC	34.839%	USD	39,980	$(8,796)	$(3,403)	$(5,393)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	DBAG	302.272%	USD	370,045	(92,054)	(43,204)	(48,850)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	MSIP	302.272%	USD	109,349	(27,202)	(125)	(27,077)
Totals								$(128,052)	$(46,732)	$(81,320)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	SOFR	Quarterly	03/20/26	BOA	iBoxx USD Liquid High Yield Index	USD	1,422,000	$(6,222)	$—	$(6,222)
Receive	SOFR	Quarterly	03/20/26	BOA	iBoxx USD Liquid High Yield Index	USD	25,900,000	(113,331)	—	(113,331)
Receive	SOFR	Quarterly	03/20/26	JPMC	iBoxx USD Liquid High Yield Index	USD	6,785,000	(30,124)	—	(30,124)
Receive	SOFR	Quarterly	03/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	38,837,000	(209,819)	—	(209,819)
Receive	SOFR	Quarterly	03/20/26	MSIP	iBoxx USD Liquid Investment Grade Index	USD	1,750,000	(3,917)	—	(3,917)
Totals								$(363,413)	$—	$(363,413)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.
BHFTII-59

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $43,248 have been received at the custodian bank as collateral for OTC derivative contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Investments at market value (a)	$494
	OTC swap contracts at market value (b)	119,567	OTC swap contracts at market value (b)	$881,072
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	426,092	Unrealized depreciation on centrally cleared swap contracts (c) (d)	44,643
			Written options at value	316
Equity	Unrealized appreciation on futures contracts (d) (e)	60,555	Unrealized depreciation on futures contracts (d) (e)	381
Foreign Exchange	Investments at market value (a)	78,658
	Unrealized appreciation on forward foreign currency exchange contracts	1,230,871	Unrealized depreciation on forward foreign currency exchange contracts	985,581
			Written options at value	101,974
Interest Rate	Investments at market value (a)	170,297
	OTC swap contracts at market value (f)	50,387	OTC swap contracts at market value (f)	54,260
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	321,776	Unrealized depreciation on centrally cleared swap contracts (c) (d)	505,256
	Unrealized appreciation on futures contracts (d) (e)	141,994	Unrealized depreciation on futures contracts (d) (e)	665,035
			Written options at value	2,162,832
Total		$2,600,691		$5,401,350

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Excludes OTC swap interest receivable of $25,740, and OTC swap interest payable of $4,817.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Excludes OTC swap interest receivable of $15,963 and OTC swap interest payable of $15,912.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$153,433	$(153,433)	$—	$—
Bank of New York Mellon	929	—	—	929
Barclays Bank PLC	208,521	(71,659)	(51,681)	85,181
Canadian Imperial Bank of Commerce	48,799	—	—	48,799
Citibank NA	368,052	(261,017)	(105,100)	1,935
Deutsche Bank AG	20,803	(20,803)	—	—
Goldman Sachs International	237,813	(237,813)	—	—
HSBC Bank PLC	57,734	(57,734)	—	—
JPMorgan Chase Bank NA	2,676	(2,676)	—	—
Morgan Stanley & Co. International PLC	116,470	(116,470)	—	—
NatWest Markets PLC	1,197	(1,197)	—	—
Nomura International PLC	3,284	(3,284)	—	—
Standard Chartered Bank	92,863	(1,020)	—	91,843
See accompanying notes to financial statements.
BHFTII-60

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust	$57,771	$(46,201)	$(11,570)	$—
Toronto Dominion Bank	117,191	(1,041)	—	116,150
UBS AG	162,738	(21,876)	(31,567)	109,295
	$1,650,274	$(996,224)	$(199,918)	$454,132
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$676,598	$(153,433)	$(523,165)	$—
Barclays Bank PLC	71,659	(71,659)	—	—
BNP Paribas SA	23,759	—	(23,759)	—
Citibank NA	261,017	(261,017)	—	—
Deutsche Bank AG	325,281	(20,803)	(284,633)	19,845
Goldman Sachs International	1,660,760	(237,813)	(1,103,664)	319,283
HSBC Bank PLC	65,296	(57,734)	(7,562)	—
JPMorgan Chase Bank NA	305,274	(2,676)	(225,363)	77,235
Morgan Stanley & Co. International PLC	478,768	(116,470)	(362,298)	—
NatWest Markets PLC	4,197	(1,197)	—	3,000
Nomura International PLC	243,288	(3,284)	—	240,004
Standard Chartered Bank	1,020	(1,020)	—	—
State Street Bank and Trust	46,201	(46,201)	—	—
Toronto Dominion Bank	1,041	(1,041)	—	—
UBS AG	21,876	(21,876)	—	—
	$4,186,035	$(996,224)	$(2,530,444)	$659,367

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(4,383,351)	$324	$(147,353)	$(1,166,710)	$(5,697,090)
Forward foreign currency transactions	—	—	—	(4,580,609)	(4,580,609)
Futures contracts	(528,163)	—	(2,828,145)	—	(3,356,308)
Swap contracts	1,008,707	3,567,265	(374,672)	—	4,201,300
Written options	2,239,229	6,532	20,263	1,083,928	3,349,952
	$(1,663,578)	$3,574,121	$(3,329,907)	$(4,663,391)	$(6,082,755)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$1,611,200	$(4,156)	$—	$(10,856)	$1,596,188
Forward foreign currency transactions	—	—	—	(1,382,416)	(1,382,416)
Futures contracts	4,390,899	—	(7,087)	—	4,383,812
Swap contracts	1,182,944	(452,348)	15,563	—	746,159
Written options	66,637	3,426	—	(2,501)	67,562
	$7,251,680	$(453,078)	$8,476	$(1,395,773)	$5,411,305
See accompanying notes to financial statements.
BHFTII-61

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$724,808,156
Forward foreign currency transactions	196,867,365
Futures contracts long	689,843,766
Futures contracts short	(115,019,418)
Swap contracts	2,498,939,495
Written options	(1,076,750,031)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,022,550,188	$—	$1,022,550,188
Corporate Bonds & Notes
Advertising	—	210,034	—	210,034
Aerospace/Defense	—	3,991,630	1,141,676	5,133,306
Agriculture	—	15,530,422	—	15,530,422
Airlines	—	2,230,863	—	2,230,863
Auto Manufacturers	—	6,306,175	—	6,306,175
Auto Parts & Equipment	—	999,171	—	999,171
Banks	—	127,581,188	2,948,000	130,529,188
Beverages	—	97,288	—	97,288
Biotechnology	—	822,465	—	822,465
Building Materials	—	1,574,860	—	1,574,860
Chemicals	—	3,166,612	—	3,166,612
Commercial Services	—	4,355,258	—	4,355,258
Computers	—	13,056,842	—	13,056,842
Diversified Financial Services	—	24,440,797	—	24,440,797
Electric	—	86,465,981	—	86,465,981
Electrical Components & Equipment	—	198,817	—	198,817
Electronics	—	192,550	—	192,550
Energy-Alternate Sources	—	353,389	1,499,831	1,853,220
Engineering & Construction	—	1,113,790	—	1,113,790
Entertainment	—	21,055,870	1,456,476	22,512,346
Environmental Control	—	97,079	—	97,079
Food	—	903,669	—	903,669
Forest Products & Paper	—	98,166	—	98,166
Gas	—	522,856	1,883,800	2,406,656
Healthcare-Products	—	999,403	—	999,403
Healthcare-Services	—	14,838,060	—	14,838,060
Home Builders	—	3,108,316	3,169,414	6,277,730
Home Furnishings	—	194,399	—	194,399
Housewares	—	97,656	—	97,656
Insurance	—	1,134,623	—	1,134,623
Internet	—	37,402,879	—	37,402,879
Investment Companies	—	—	5,047,452	5,047,452
Iron/Steel	—	1,071,849	—	1,071,849
Leisure Time	—	2,443,567	—	2,443,567
Lodging	—	1,275,432	0	1,275,432
Machinery-Construction & Mining	—	99,660	—	99,660
Media	—	30,209,723	—	30,209,723
Mining	—	3,454,996	—	3,454,996
Office/Business Equipment	—	469,416	—	469,416
Oil & Gas	—	120,839,657	—	120,839,657
Oil & Gas Services	—	227,898	—	227,898
Packaging & Containers	—	3,508,083	—	3,508,083
Pharmaceuticals	—	2,236,988	—	2,236,988
See accompanying notes to financial statements.
BHFTII-62

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$48,350,211	$—	$48,350,211
Real Estate	—	660,315	5,855,997	6,516,312
Real Estate Investment Trusts	—	38,504,154	—	38,504,154
Retail	—	1,763,507	—	1,763,507
Semiconductors	—	19,535,925	—	19,535,925
Software	—	12,960,835	—	12,960,835
Telecommunications	—	30,700,562	8,758	30,709,320
Transportation	—	516,444	—	516,444
Trucking & Leasing	—	211,649	—	211,649
Water	—	387,458	—	387,458
Total Corporate Bonds & Notes	—	692,569,437	23,011,404	715,580,841
Total U.S. Treasury & Government Agencies*	—	514,348,735	—	514,348,735
Asset-Backed Securities
Asset-Backed - Automobile	—	4,054,978	—	4,054,978
Asset-Backed - Credit Card	—	802,161	—	802,161
Asset-Backed - Home Equity	—	24,622,601	—	24,622,601
Asset-Backed - Manufactured Housing	—	7,880,998	—	7,880,998
Asset-Backed - Other	—	240,554,380	4,882,281	245,436,661
Asset-Backed - Student Loan	—	24,474,947	—	24,474,947
Total Asset-Backed Securities	—	302,390,065	4,882,281	307,272,346
Total Non-Agency Mortgage-Backed Securities*	—	268,757,124	—	268,757,124
Total Foreign Government*	—	63,403,330	—	63,403,330
Floating Rate Loans
Agriculture	—	289,613	—	289,613
Chemicals	—	34,120	—	34,120
Commercial Services	—	1,307,989	979,095	2,287,084
Computers (Less Unfunded Loan Commitments of $94,855)	—	—	5,239,681	5,239,681
Cosmetics/Personal Care	—	—	271,232	271,232
Diversified Financial Services	—	999,672	—	999,672
Electric	—	616,296	—	616,296
Energy-Alternate Sources	—	263,455	—	263,455
Engineering & Construction	—	659,600	—	659,600
Entertainment (Less Unfunded Loan Commitments of $113,621)	—	2,909,894	447,887	3,357,781
Healthcare-Services	—	61,650	—	61,650
Lodging	—	1,166,544	—	1,166,544
Media	—	652,561	—	652,561
Office/Business Equipment	—	79,235	—	79,235
Oil & Gas	—	903,331	—	903,331
Software	—	396,361	—	396,361
Telecommunications	—	517,162	—	517,162
Total Floating Rate Loans (Less Unfunded Loan Commitments of $208,476)	—	10,857,483	6,937,895	17,795,378
Total Municipals*	—	16,577,115	—	16,577,115
Total Preferred Stocks*	—	—	6,897,553	6,897,553
Common Stocks
Banks	1,107,983	—	—	1,107,983
Capital Markets	1,060	—	—	1,060
Diversified Telecommunication Services	193,698	—	—	193,698
Electrical Equipment	—	—	0	0
Energy Equipment & Services	305,057	—	—	305,057
Hotels, Restaurants & Leisure	1,324,707	—	—	1,324,707
Household Durables	836,986	—	—	836,986
Machinery	4,950	—	—	4,950
Media	1,616,795	—	—	1,616,795
Metals & Mining	176,694	—	—	176,694
Oil, Gas & Consumable Fuels	552	—	—	552
Wireless Telecommunication Services	—	—	23,736	23,736
Total Common Stocks	5,568,482	—	23,736	5,592,218
Total Convertible Bonds*	—	2,396,782	—	2,396,782
Convertible Preferred Stocks
Aerospace & Defense	372,924	—	—	372,924
See accompanying notes to financial statements.
BHFTII-63

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
IT Services	$—	$80,322	$—	$80,322
Total Convertible Preferred Stocks	372,924	80,322	—	453,246
Warrants
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	402,039	402,039
Machinery	6,279	—	—	6,279
Oil & Gas	—	—	5	5
Oil, Gas & Consumable Fuels	894	—	—	894
Software	600	1	—	601
Specialty Retail	943	—	—	943
Total Warrants	8,716	1	402,044	410,761
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	27,245,437	—	27,245,437
Securities Lending Reinvestments
Short-Term Investment Funds	18,000,000	—	—	18,000,000
Repurchase Agreements	—	12,019,529	—	12,019,529
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments	18,000,000	13,019,529	—	31,019,529
Total Purchased Options at Value*	—	249,449	—	249,449
Total Net Investments	$23,950,122	$2,934,444,997	$42,154,913	$3,000,550,032
Collateral for Securities Loaned (Liability)	$—	$(31,019,529)	$—	$(31,019,529)
TBA Forward Sale Commitments (Liability)	$—	$(40,486,020)	$—	$(40,486,020)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,230,871	$—	$1,230,871
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(985,581)	—	(985,581)
Total Forward Contracts	$—	$245,290	$—	$245,290
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$202,549	$—	$—	$202,549
Futures Contracts (Unrealized Depreciation)	(665,416)	—	—	(665,416)
Total Futures Contracts	$(462,867)	$—	$—	$(462,867)
Total Written Options at Value*	$—	$(2,265,122)	$—	$(2,265,122)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$747,868	$—	$747,868
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(549,899)	—	(549,899)
Total Centrally Cleared Swap Contracts	$—	$197,969	$—	$197,969
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$169,954	$—	$169,954
OTC Swap Contracts at Value (Liabilities)	—	(935,332)	—	(935,332)
Total OTC Swap Contracts	$—	$(765,378)	$—	$(765,378)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-64

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Purchases	Sales	Realized Gain/ (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investment Held at December 31, 2025
Corporate Bonds
Aerospace/Defense	$—	$1,140,279	$—	$—	$—	$1,397	$1,141,676	$1,397
Banks	—	2,948,000	—	—	—	—	2,948,000	—
Energy-Alternate Sources	1,446,848	112,595	—	—	4,386	(63,998)	1,499,831	(63,998)
Entertainment	1,325,851	159,331	—	—	—	(28,706)	1,456,476	(28,706)
Gas	401,188	1,451,120	—	—	4,430	27,062	1,883,800	27,062
Home Builders	6,474,985	—	(3,104,000)	93,120	7,522	(302,213)	3,169,414	12,222
Investment Companies	—	5,398,365	(468,120)	7,120	139	109,948	5,047,452	109,948
Lodging	1,875,301	130,706	(0)	(303,825)	7,173	(1,709,355)	0	(1,709,355)
Real Estate	6,102,817	33,132	(51,819)	1,161	35,609	(264,903)	5,855,997	(264,903)
Telecommunications	12,000	—	(14,032)	5,820	7,121	(2,151)	8,758	(2,151)
Asset-Backed Securities
Asset-Backed - Other	4,423,661	395,509	(195,365)	(1,611)	—	260,087	4,882,281	251,741
Floating Rate Loans
Commercial Services	1,202,184	57,142	(18,437)	—	23,034	(284,828)	979,095	(284,828)
Computers*	4,377,494	2,373,221	(1,458,551)	391	3,244	(56,118)	5,239,681	(56,118)
Cosmetics/Personal Care	176,072	107,286	(10,745)	184	1,150	(2,715)	271,232	(2,715)
Entertainment *	—	465,866	(42,257)	(1,104)	16,401	8,981	447,887	8,981
Oil & Gas Services	1,604,000	—	(1,604,000)	25,292	4,936	(30,228)	—	—
Preferred Stocks
Home Builders	2,611,575	—	—	—	—	(6,570)	2,605,005	(6,570)
IT Services	3,600,982	—	—	—	—	535,739	4,136,721	535,739
Oil & Gas	127,446	—	—	—	—	28,381	155,827	28,381
Software	91,721	—	—	—	—	(91,721)	0	(91,721)
Common Stocks
Electrical Equipment	0	—	—	—	—	—	0	—
Wireless Telecommunication Services	—	664	—	—	—	23,072	23,736	23,072
Warants
Hotels, Restaurants & Leisure	—	0	—	—	—	—	0	—
IT Services	373,621	—	—	—	—	28,418	402,039	28,418
Oil & Gas	36,197	—	—	—	—	(36,192)	5	(36,192)
	$36,263,943	$14,773,216	$(6,967,326)	$(173,452)	$115,145	$(1,856,613)	$42,154,913	$(1,520,296)
* Values are net of unfunded loan commitments.
See accompanying notes to financial statements.
BHFTII-65

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of December 31, 2025.
	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Aerospace/Defense	$1,141,676	Market Yield Analysis	Midpoint Yield Spread	5.40%	5.40%	5.40%	Decrease
			Reference Index Spread	2.65%	2.65%	2.65%	Decrease
Banks	2,948,000	Precedent Transaction	Transaction Price	$100.00	$100.00	$100.00	Increase
Energy - Alternate Sources	1,499,831	Market Yield Analysis	Midpoint Yield Spread	9.59%	9.59%	9.59%	Decrease
			Reference Index Spread	3.54%	3.54%	3.54%	Decrease
Entertainment	1,456,476	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	3.57%	3.57%	3.57%	Decrease
Gas	1,883,800	Market Yield Analysis	Midpoint Yield Spread	5.04%	6.76%	5.45%	Decrease
			Reference Index Spread	3.40%	3.50%	3.42%	Decrease
Home Builders	3,169,414	Market Yield Analysis	Midpoint Yield Spread	7.00%	7.00%	7.00%	Decrease
			Reference Index Spread	3.67%	3.67%	3.67%	Decrease
Investment Companies	5,047,452	Precedent Transaction	Transaction Price	$100.00	$100.00	$100.00	Increase
		Market Yield Analysis	Midpoint Yield Spread	5.72%	12.75%	7.38%	Decrease
			Reference Index Spread	3.54%	3.70%	3.58%	Decrease
Lodging	0 (a )	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Real Estate	5,855,997 (b )	Market Yield Analysis	Midpoint Yield Spread	9.50%	9.50%	9.50%	Decrease
			Reference Index Spread	3.58%	3.58%	3.58%	Decrease
		EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			Loan/EV Coverage Ratio	0.79x	0.79x	0.79x	Increase
		Buyout Scenario	Percent of Par Value	76.95%	76.95%	76.95%	Increase
Telecommunications	8,758	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed Securities
Asset-Backed - Other	4,882,281	Discounted Cash Flow	Implied Yield	10.25%	10.58%	10.45%	Decrease
		Market Yield Analysis	Midpoint Yield Spread	3.20%	3.20%	3.20%	Decrease
			Reference Index Spread	3.59%	3.59%	3.59%	Decrease
Floating Rate Loans
Commercial Services	979,095	EV Coverage Analysis	EV/EBITDA Multiple	9.75x	9.75x	9.75x	Increase
			Loan/EV Coverage Ratio	0.34x	0.34x	0.34x	Increase
		Market Yield Analysis	Midpoint Yield Spread	6.12%	6.12%	6.12%	Decrease
			Reference Index Spread	3.39%	3.39%	3.39%	Decrease
Computers*	5,239,681	Market Yield Analysis	Midpoint Yield Spread	6.52%	11.92%	8.35%	Decrease
			Reference Index Spread	3.36%	3.49%	3.41%	Decrease
Cosmetics/Personal Care	271,232	Market Yield Analysis	Midpoint Yield Spread	5.50%	5.50%	5.50%	Decrease
			Reference Index Spread	3.36%	3.36%	3.36%	Decrease
Entertainment	447,887	Market Yield Analysis	Midpoint Yield Spread	12.50%	17.00%	15.35%	Decrease
			Reference Index Spread	3.67%	3.67%	3.67%	Decrease
Preferred Stocks
Home Builders	2,605,005	Market Yield Analysis	Midpoint Yield Spread	6.68%	6.68%	6.68%	Decrease
			Reference Index Spread	3.57%	3.57%	3.57%	Decrease
IT Services	4,136,721	Comparable Company Analysis	EV/Revenue Multiple	10.50x	10.50x	10.50x	Increase
			Accrued Dividend/Share	$1.28	$1.28	$1.28	Increase
Oil & Gas	155,827	Option Pricing Method	EV/Revenue Multiple	5.40x	5.40x	5.40x	Increase
Software	0 (c)	EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			EV Coverage Ratio	0.00x	0.00x	0.00x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	23,736	Broker Quotations	Single-Source Quote	$23.00	$23.00	$23.00	Increase
Warrants
Hotels, Restaurants & Leisure	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
IT Services	402,039	Comparable Company Analysis	EV/Revenue Multiple	10.50x	10.50x	10.50x	Increase
Oil & Gas	5	Option Pricing Method	EV/Revenue Multiple	5.40x	5.40x	5.40x	Increase
* Market values are net of unfunded loan commitments.

(a)
For the year ended December 31, 2025, the valuation technique for investments amounting to $0 changed to a liquidation analysis. The investments were previously valued utilizing a market yield analysis. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

See accompanying notes to financial statements.
BHFTII-66

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of December 31, 2025
(b)
For the year ended December 31, 2025, the valuation technique for investments amounting to $1,442,237 changed to a multi-tiered approach. The investments were previously valued utilizing a market yield analysis. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(c)
For the year ended December 31, 2025, the valuation technique for investments amounting to $0 changed to a enterprise value coverage analysis. The investments were previously valued utilizing an option pricing model. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

See accompanying notes to financial statements.
BHFTII-67

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b) (c)	$3,000,550,032
Cash denominated in foreign currencies (d)	6,570,717
Cash collateral for centrally cleared swap contracts	4,978,000
OTC swap contracts at market value (e)	169,954
Unrealized appreciation on forward foreign currency exchange contracts	1,230,871
Receivable for:
Investments sold	245,964
TBA securities sold (f)	265,529,643
Fund shares sold	122,458
Principal paydowns	31,696
Dividends and interest	22,130,024
Interest on OTC swap contracts	41,703
Variation margin on centrally cleared swap contracts	10,971
Prepaid expenses	8,918
Total Assets	3,301,620,951
Liabilities
Due to custodian	95,676
Written options at value (g)	2,265,122
TBA Forward sale commitments, at value	40,486,020
OTC swap contracts at market value (h)	935,332
Cash collateral (i)	1,385,100
Unrealized depreciation on forward foreign currency exchange contracts	985,581
Collateral for securities loaned	31,019,529
Payable for:
Investments purchased	2,330,047
TBA securities purchased (f)	663,281,614
Fund shares redeemed	899,306
Foreign taxes	150
Variation margin on futures contracts	383,918
Interest on forward sales commitments	86,427
Interest on OTC swap contracts	20,729
Accrued Expenses:
Management fees	744,095
Distribution and service fees	95,133
Deferred trustees’ fees	240,500
Other expenses	1,064,564
Total Liabilities	746,318,843
Commitments and contingent liabilities (j)	—
Net Assets	$2,555,302,108
Net Assets Consist of:
Paid in surplus	$3,016,535,366
Distributable earnings (Accumulated losses) (k)	(461,233,258)
Net Assets	$2,555,302,108
Net Assets
Class A	$2,082,538,971
Class B	407,189,307
Class E	65,573,830
Capital Shares Outstanding*
Class A	22,705,295
Class B	4,546,543
Class E	723,219
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$91.72
Class B	89.56
Class E	90.67

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,092,933,633.
(b)	Investments at value is net of unfunded loan commitments of $208,476.
(c)	Includes securities loaned at value of $48,699,940.
(d)	Identified cost of cash denominated in foreign currencies was $6,500,757.
(e)	Net premium paid on OTC swap contracts was $16,551.
(f)	Included within TBA securities sold is $56,057,152 related to TBA forward sale commitments and included within TBA securities purchased is $15,510,218 related to TBA forward sale commitments.
(g)	Premiums received on written options were $2,623,088.
(h)	Net premium received on OTC swap contracts was $233,303.
(i)	Includes collateral of $205,100 for OTC derivative contracts and $1,180,000 for TBA securities.
(j)	See Note 7 of the Notes to Financial Statements.
(k)	Includes foreign capital gains tax of $150.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$420,219
Interest (b)	125,518,362
Securities lending income	45,558
Total investment income	125,984,139
Expenses
Management fees	9,152,834
Administration fees	121,625
Custodian and accounting fees	389,854
Distribution and service fees—Class B	1,024,466
Distribution and service fees—Class E	99,849
Audit and tax services	149,398
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	109,426
Insurance	22,576
Miscellaneous	33,550
Total expenses	11,214,163
Less management fee waiver	(412,264)
Net expenses	10,801,899
Net Investment Income	115,182,240
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	(5,998,001)
Purchased options	(5,697,090)
Futures contracts	(3,356,308)
Written options	3,349,952
Swap contracts	4,201,300
Foreign currency transactions	344,095
Forward foreign currency transactions	(4,580,609)
Net realized gain (loss)	(11,736,661)
Net change in unrealized appreciation (depreciation) on:
Investments (d)	86,452,752
Purchased options	1,596,188
Futures contracts	4,383,812
Written options	67,562
Swap contracts	746,159
Foreign currency transactions	215,352
Forward foreign currency transactions	(1,382,416)
Net change in unrealized appreciation (depreciation)	92,079,409
Net realized and unrealized gain (loss)	80,342,748
Net Increase (Decrease) in Net Assets From Operations	$195,524,988

(a)	Net of foreign withholding taxes of $662.
(b)	Net of foreign withholding taxes of $22,434.
(c)	Net of foreign capital gains tax of $12,140.
(d)	Includes change in foreign capital gains tax of $(150).
See accompanying notes to financial statements.
BHFTII-68

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$115,182,240	$128,816,271
Net realized gain (loss)	(11,736,661)	(32,887,607)
Net change in unrealized appreciation (depreciation)	92,079,409	(51,976,594)
Increase (decrease) in net assets from operations	195,524,988	43,952,070
From Distributions to Shareholders
Class A	(113,330,478)	(94,630,886)
Class B	(21,080,638)	(16,624,288)
Class E	(3,490,058)	(2,836,129)
Total distributions	(137,901,174)	(114,091,303)
Increase (decrease) in net assets from capital share transactions	(109,088,785)	(134,420,073)
Total increase (decrease) in net assets	(51,464,971)	(204,559,306)
Net Assets
Beginning of period	2,606,767,079	2,811,326,385
End of period	$2,555,302,108	$2,606,767,079

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,281,914	$117,403,563	763,276	$69,507,785
Reinvestments	1,296,242	113,330,478	1,070,364	94,630,886
Redemptions	(3,495,590)	(317,207,567)	(3,292,859)	(298,923,522)
Net increase (decrease)	(917,434)	$(86,473,526)	(1,459,219)	$(134,784,851)
Class B
Sales	362,539	$31,881,743	459,097	$40,851,289
Reinvestments	246,586	21,080,638	192,099	16,624,288
Redemptions	(803,099)	(71,387,934)	(592,974)	(52,798,714)
Net increase (decrease)	(193,974)	$(18,425,553)	58,222	$4,676,863
Class E
Sales	27,317	$2,445,400	57,413	$5,161,230
Reinvestments	40,347	3,490,058	32,409	2,836,129
Redemptions	(112,809)	(10,125,164)	(136,749)	(12,309,444)
Net increase (decrease)	(45,145)	$(4,189,706)	(46,927)	$(4,312,085)
Increase (decrease) derived from capital shares transactions		$(109,088,785)		$(134,420,073)
See accompanying notes to financial statements.
BHFTII-69

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$89.84	$92.27	$89.99	$108.15	$113.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	4.13	4.24	3.55	2.45	2.04
Net realized and unrealized gain (loss)	2.76	(2.92)	1.61	(17.68)	(2.58)
Total income (loss) from investment operations	6.89	1.32	5.16	(15.23)	(0.54)
Less Distributions
Distributions from net investment income	(5.01)	(3.75)	(2.88)	(2.81)	(3.05)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(5.01)	(3.75)	(2.88)	(2.93)	(5.22)
Net Asset Value, End of Period	$91.72	$89.84	$92.27	$89.99	$108.15
Total Return (%) (b)	7.95	1.51	5.84	(14.15)	(0.43)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40	0.40	0.40	0.39	0.37
Net ratio of expenses to average net assets (%) (c)	0.38	0.39	0.39	0.38	0.37
Ratio of net investment income (loss) to average net assets (%)	4.56	4.66	3.93	2.55	1.86
Portfolio turnover rate (%)	438 (d)	455 (d)	435 (d)	376 (d)	486 (d)
Net assets, end of period (in millions)	$2,082.5	$2,122.2	$2,314.2	$2,354.2	$3,024.7

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$87.82	$90.28	$88.08	$105.87	$111.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.81	3.93	3.26	2.16	1.73
Net realized and unrealized gain (loss)	2.71	(2.86)	1.57	(17.30)	(2.54)
Total income (loss) from investment operations	6.52	1.07	4.83	(15.14)	(0.81)
Less Distributions
Distributions from net investment income	(4.78)	(3.53)	(2.63)	(2.53)	(2.80)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(4.78)	(3.53)	(2.63)	(2.65)	(4.97)
Net Asset Value, End of Period	$89.56	$87.82	$90.28	$88.08	$105.87
Total Return (%) (b)	7.68	1.24	5.59	(14.36)	(0.69)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	0.65	0.65	0.64	0.62
Net ratio of expenses to average net assets (%) (c)	0.63	0.64	0.64	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	4.31	4.42	3.69	2.30	1.61
Portfolio turnover rate (%)	438 (d)	455 (d)	435 (d)	376 (d)	486 (d)
Net assets, end of period (in millions)	$407.2	$416.3	$422.7	$410.3	$539.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-70

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.85	$91.28	$89.04	$107.01	$112.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.95	4.06	3.38	2.28	1.86
Net realized and unrealized gain (loss)	2.74	(2.88)	1.58	(17.48)	(2.57)
Total income (loss) from investment operations	6.69	1.18	4.96	(15.20)	(0.71)
Less Distributions
Distributions from net investment income	(4.87)	(3.61)	(2.72)	(2.65)	(2.89)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(4.87)	(3.61)	(2.72)	(2.77)	(5.06)
Net Asset Value, End of Period	$90.67	$88.85	$91.28	$89.04	$107.01
Total Return (%) (b)	7.79	1.35	5.68	(14.27)	(0.60)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	0.55	0.55	0.54	0.52
Net ratio of expenses to average net assets (%) (c)	0.53	0.54	0.54	0.53	0.52
Ratio of net investment income (loss) to average net assets (%)	4.41	4.51	3.78	2.40	1.71
Portfolio turnover rate (%)	438 (d)	455 (d)	435 (d)	376 (d)	486 (d)
Net assets, end of period (in millions)	$65.6	$68.3	$74.4	$76.9	$100.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 143%, 181%, 130%, 64%, and 82% for the years ended December 31,
2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.
BHFTII-71

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	149,379	$30,625,683
L3Harris Technologies, Inc.	31,104	9,131,201
TransDigm Group, Inc.	9,652	12,835,712
		52,592,596
Automobiles — 3.3%
Tesla, Inc. (a)	130,327	58,610,658
Banks — 2.4%
Citigroup, Inc.	221,287	25,821,980
JPMorgan Chase & Co.	55,231	17,796,533
		43,618,513
Broadline Retail — 8.1%
Amazon.com, Inc. (a)	630,251	145,474,536
Capital Markets — 0.5%
Robinhood Markets, Inc. - Class A (a)	74,501	8,426,063
Communications Equipment — 2.5%
Arista Networks, Inc. (a)	343,390	44,994,392
Consumer Finance — 1.0%
Capital One Financial Corp.	75,043	18,187,422
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	150,911	16,812,995
Electrical Equipment — 1.3%
GE Vernova, Inc.	13,287	8,683,984
Vertiv Holdings Co. - Class A	96,181	15,582,284
		24,266,268
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	247,234	33,411,203
Entertainment — 1.4%
Netflix, Inc. (a)	261,182	24,488,424
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. (a)	291,146	27,760,771
Health Care Providers & Services — 0.9%
McKesson Corp.	20,766	17,034,142
Interactive Media & Services — 10.0%
Alphabet, Inc. - Class A	286,470	89,665,110
Meta Platforms, Inc. - Class A	138,451	91,390,121
		181,055,231
IT Services — 1.9%
Shopify, Inc. - Class A (a)	120,764	19,439,381
Snowflake, Inc. - Class A (a)	69,283	15,197,919
		34,637,300
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	22,112	12,812,798
Security Description	Shares	Value
Machinery — 2.0%
Caterpillar, Inc.	61,359	$35,150,730
Metals & Mining — 0.5%
Newmont Corp.	90,920	9,078,362
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp.	160,613	8,608,857
Pharmaceuticals — 4.6%
Eli Lilly & Co.	77,695	83,497,263
Semiconductors & Semiconductor Equipment — 24.8%
Advanced Micro Devices, Inc. (a)	169,859	36,377,004
Broadcom, Inc.	252,099	87,251,464
Intel Corp. (a)	978,676	36,113,144
Lam Research Corp.	227,224	38,896,204
NVIDIA Corp.	1,332,048	248,426,952
		447,064,768
Software — 15.7%
AppLovin Corp. - Class A (a)	39,633	26,705,508
Microsoft Corp.	328,625	158,929,622
Oracle Corp.	282,835	55,127,370
Palantir Technologies, Inc. - Class A (a)	175,072	31,119,048
Palo Alto Networks, Inc. (a)	65,369	12,040,970
		283,922,518
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	390,372	106,126,532
Total Common Stocks (Cost $1,068,891,287)		1,717,632,342

Convertible Preferred Stocks—3.2%
Software — 3.2%
Databricks, Inc. - Series D † (a) (b) (c)	239,200	45,448,000
Databricks, Inc. - Series J † (a) (b) (c)	70,572	13,408,680
Total Convertible Preferred Stocks (Cost $28,653,910)		58,856,680

Preferred Stocks—0.7%
Interactive Media & Services — 0.7%
Bytedance Ltd. - Series E-1 † (a) (b) (c) (Cost $5,371,984)	49,026	12,681,555
See accompanying notes to financial statements.
BHFTII-72

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of December 31, 2025
Short-Term Investments—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $17,643,689; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $17,994,221	17,641,239	$17,641,239
Total Short-Term Investments (Cost $17,641,239)		17,641,239
Total Investments—100.1% (Cost $1,120,558,420)		1,806,811,816
Other assets and liabilities (net)—(0.1)%		(2,421,022)
Net Assets—100.0%		$1,804,390,794

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2025, the market value of restricted securities was $71,538,235, which is 3.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 3.9% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E-1	12/10/20	49,026	$5,371,984	$12,681,555
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	45,448,000
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	13,408,680
				$71,538,235
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,170,974,929	$0	$1,411,531,340
See accompanying notes to financial statements.
BHFTII-73

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,717,632,342	$—	$—	$1,717,632,342
Total Convertible Preferred Stocks*	—	—	58,856,680	58,856,680
Total Preferred Stocks*	—	—	12,681,555	12,681,555
Total Short-Term Investments*	—	17,641,239	—	17,641,239
Total Investments	$1,717,632,342	$17,641,239	$71,538,235	$1,806,811,816

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of December 31, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at December 31, 2025
Convertible Preferred Stocks
Software	$—	$28,653,910	$30,202,770	$58,856,680	$30,202,770
Preferred Stocks
Interactive Media & Services	8,858,998	—	3,822,557	12,681,555	3,822,557
	$8,858,998	$28,653,910	$34,025,327	$71,538,235	$34,025,327
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of December 31, 2025.
	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$58,856,680	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase
Preferred Stocks
Interactive Media & Services	12,681,555	Comparable Company Analysis	Enterprise Value/LTM Revenue	1.45x	1.45x	1.45x	Increase
See accompanying notes to financial statements.
BHFTII-74

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a)	$1,806,811,816
Receivable for:
Fund shares sold	337,156
Dividends and interest	114,656
Prepaid expenses	6,410
Total Assets	1,807,270,038
Liabilities
Payable for:
Fund shares redeemed	1,400,559
Accrued Expenses:
Management fees	818,745
Distribution and service fees	75,377
Deferred trustees’ fees	242,346
Other expenses	342,217
Total Liabilities	2,879,244
Net Assets	$1,804,390,794
Net Assets Consist of:
Paid in surplus	$745,724,396
Distributable earnings (Accumulated losses)	1,058,666,398
Net Assets	$1,804,390,794
Net Assets
Class A	$1,433,698,223
Class B	320,031,106
Class E	50,661,465
Capital Shares Outstanding*
Class A	32,298,698
Class B	8,280,913
Class E	1,221,593
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$44.39
Class B	38.65
Class E	41.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,120,558,420.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$6,468,437
Interest	145,970
Securities lending income	35,680
Total investment income	6,650,087
Expenses
Management fees	12,316,196
Administration fees	88,309
Custodian and accounting fees	76,696
Distribution and service fees—Class B	800,461
Distribution and service fees—Class E	75,837
Audit and tax services	50,265
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	98,421
Insurance	15,091
Miscellaneous	20,725
Total expenses	13,652,586
Less management fee waiver	(2,889,756)
Net expenses	10,762,830
Net Investment Loss	(4,112,743)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	372,789,483
Foreign currency transactions	22,318
Net realized gain (loss)	372,811,801
Net change in unrealized appreciation (depreciation) on:
Investments	(143,033,552)
Foreign currency transactions	931
Net change in unrealized appreciation (depreciation)	(143,032,621)
Net realized and unrealized gain (loss)	229,779,180
Net Increase (Decrease) in Net Assets From Operations	$225,666,437

(a)	Net of foreign withholding taxes of $120,807.
See accompanying notes to financial statements.
BHFTII-75

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(4,112,743)	$(2,256,692)
Net realized gain (loss)	372,811,801	244,373,325
Net change in unrealized appreciation (depreciation)	(143,032,621)	246,087,503
Increase (decrease) in net assets from operations	225,666,437	488,204,136
From Distributions to Shareholders
Class A	(184,777,593)	(83,194,998)
Class B	(48,152,874)	(20,073,538)
Class E	(7,021,775)	(3,116,139)
Total distributions	(239,952,242)	(106,384,675)
Increase (decrease) in net assets from capital share transactions	17,492,741	(222,605,846)
Total increase (decrease) in net assets	3,206,936	159,213,615
Net Assets
Beginning of period	1,801,183,858	1,641,970,243
End of period	$1,804,390,794	$1,801,183,858

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	870,647	$37,237,261	756,828	$30,668,090
Reinvestments	4,586,190	184,777,593	1,995,562	83,194,998
Redemptions	(4,719,733)	(205,849,863)	(7,632,190)	(318,785,834)
Net increase (decrease)	737,104	$16,164,991	(4,879,800)	$(204,922,746)
Class B
Sales	604,697	$22,625,570	771,180	$28,467,047
Reinvestments	1,370,705	48,152,874	540,483	20,073,538
Redemptions	(1,793,250)	(68,232,988)	(1,732,625)	(64,339,216)
Net increase (decrease)	182,152	$2,545,456	(420,962)	$(15,798,631)
Class E
Sales	106,654	$4,329,091	174,713	$6,814,030
Reinvestments	186,402	7,021,775	79,110	3,116,139
Redemptions	(309,600)	(12,568,572)	(300,992)	(11,814,638)
Net increase (decrease)	(16,544)	$(1,217,706)	(47,169)	$(1,884,469)
Increase (decrease) derived from capital shares transactions		$17,492,741		$(222,605,846)
See accompanying notes to financial statements.
BHFTII-76

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.10	$36.24	$24.69	$56.20	$53.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.08)	(0.03)	0.04	0.03	(0.09)
Net realized and unrealized gain (loss)	5.41	11.41	12.12	(20.40)	10.57
Total income (loss) from investment operations	5.33	11.38	12.16	(20.37)	10.48
Less Distributions
Distributions from net investment income	0.00	(0.03)	(0.01)	0.00	0.00
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(6.04)	(2.52)	(0.61)	(11.14)	(7.67)
Net Asset Value, End of Period	$44.39	$45.10	$36.24	$24.69	$56.20
Total Return (%) (b)	13.19	31.99	49.61	(37.61)	21.20
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72	0.73	0.73	0.71
Net ratio of expenses to average net assets (%) (c)	0.56	0.56	0.58	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	(0.18)	(0.08)	0.13	0.08	(0.17)
Portfolio turnover rate (%)	66	26	22	65	41
Net assets, end of period (in millions)	$1,433.7	$1,423.5	$1,320.7	$1,067.3	$1,703.3

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.12	$32.52	$22.25	$52.39	$50.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.16)	(0.12)	(0.03)	(0.05)	(0.22)
Net realized and unrealized gain (loss)	4.73	10.21	10.90	(18.95)	9.91
Total income (loss) from investment operations	4.57	10.09	10.87	(19.00)	9.69
Less Distributions
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Net Asset Value, End of Period	$38.65	$40.12	$32.52	$22.25	$52.39
Total Return (%) (b)	12.91	31.65	49.23	(37.75)	20.88
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.97	0.98	0.98	0.96
Net ratio of expenses to average net assets (%) (c)	0.81	0.81	0.83	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.43)	(0.33)	(0.12)	(0.17)	(0.42)
Portfolio turnover rate (%)	66	26	22	65	41
Net assets, end of period (in millions)	$320.0	$325.0	$277.1	$214.5	$336.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-77

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.58	$34.35	$23.46	$54.28	$51.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.14)	(0.09)	(0.01)	(0.02)	(0.17)
Net realized and unrealized gain (loss)	5.07	10.81	11.50	(19.66)	10.24
Total income (loss) from investment operations	4.93	10.72	11.49	(19.68)	10.07
Less Distributions
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Net Asset Value, End of Period	$41.47	$42.58	$34.35	$23.46	$54.28
Total Return (%) (b)	13.02	31.81	49.33	(37.68)	21.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.88	0.88	0.86
Net ratio of expenses to average net assets (%) (c)	0.71	0.71	0.73	0.78	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.33)	(0.23)	(0.02)	(0.07)	(0.32)
Portfolio turnover rate (%)	66	26	22	65	41
Net assets, end of period (in millions)	$50.7	$52.7	$44.2	$31.9	$55.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-78

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of December 31, 2025
Short-Term Investments—99.7% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—22.1%
Banco Santander SA
4.030%, 03/04/26	3,500,000	$3,501,107
4.280%, 02/09/26	4,000,000	4,001,878
Bank of America NA
3.940%, 07/02/26	4,000,000	4,001,442
4.170%, SOFR + 0.400%, 01/04/27 (a)	1,000,000	1,000,208
4.500%, 01/02/26	2,000,000	2,000,073
Bank of Montreal
4.000%, SOFR + 0.290%, 02/20/26 (a)	2,000,000	2,000,460
4.500%, 01/23/26	3,000,000	3,001,233
Bank of Nova Scotia
3.800%, 01/08/27	2,000,000	2,001,458
Barclays Bank PLC
3.930%, SOFR + 0.220%, 04/10/26 (a)	2,000,000	2,000,241
3.960%, SOFR + 0.250%, 04/22/26 (a)	2,000,000	2,000,407
4.040%, SOFR + 0.330%, 08/10/26 (a)	2,000,000	2,000,316
4.110%, SOFR + 0.400%, 11/13/26 (a)	2,000,000	2,000,320
4.150%, SOFR + 0.440%, 04/21/26 (a)	4,000,000	4,003,164
Canadian Imperial Bank of Commerce
4.080%, SOFR + 0.370%, 07/14/26 (a)	1,000,000	1,000,782
4.110%, SOFR + 0.400%, 11/09/26 (a)	3,000,000	3,000,934
4.110%, SOFR + 0.400%, 12/14/26 (a)	1,000,000	1,000,028
4.160%, 08/12/26	4,000,000	4,007,985
4.170%, SOFR + 0.460%, 05/15/26 (a)	2,000,000	2,001,979
4.180%, SOFR + 0.470%, 05/21/26 (a)	3,000,000	3,003,216
4.400%, 02/09/26	2,000,000	2,001,245
4.490%, 01/23/26	4,000,000	4,001,534
Citibank NA
4.480%, 01/21/26	1,000,000	1,000,312
4.480%, 02/25/26	1,000,000	1,000,788
Cooperatieve Rabobank UA
3.930%, SOFR + 0.220%, 03/06/26 (a)	2,000,000	2,000,524
3.970%, SOFR + 0.260%, 04/08/26 (a)	2,000,000	2,000,766
4.430%, 02/10/26	4,000,000	4,002,310
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.930%, 05/26/26	4,500,000	4,502,846
Goldman Sachs Bank USA
3.980%, 05/13/26	3,500,000	3,501,703
Korea Development Bank
4.000%, 06/22/26	6,500,000	6,504,785
Landesbank Baden-Wuerttemberg
3.900%, 06/05/26	3,000,000	3,002,169
Lloyds Bank Corporate Markets PLC
4.410%, 05/15/26	3,755,000	3,761,696
Mizuho Bank Ltd.
4.110%, SOFR + 0.340%, 02/18/26 (a)	2,000,000	2,000,620
4.310%, 02/17/26	3,000,000	3,001,927
4.450%, 01/09/26	4,000,000	4,000,639
MUFG Bank Ltd.
4.010%, 06/11/26	4,000,000	4,002,461
4.020%, 04/15/26	4,000,000	4,001,781
Nordea Bank Abp
3.960%, SOFR + 0.250%, 03/17/26 (a)	2,500,000	2,501,123
3.970%, 03/27/26	1,500,000	1,500,947
3.970%, SOFR + 0.260%, 04/14/26 (a)	2,500,000	2,501,182
3.970%, 08/14/26	2,500,000	2,503,107
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Royal Bank of Canada
3.850%, 12/04/26	2,000,000	$2,000,608
3.960%, 11/18/26	1,000,000	1,001,720
4.060%, SOFR + 0.350%, 11/13/26 (a)	1,000,000	1,000,222
4.100%, 08/14/26	2,250,000	2,253,876
4.210%, 03/12/26	3,000,000	3,001,922
4.350%, 04/16/26	3,000,000	3,004,624
Standard Chartered Bank
4.140%, SOFR + 0.430%, 10/15/26 (a)	2,000,000	2,000,889
4.150%, SOFR + 0.440%, 11/23/26 (a)	2,000,000	2,000,652
4.600%, 01/15/26	3,250,000	3,250,935
4.670%, 02/12/26	2,000,000	2,001,610
Sumitomo Mitsui Banking Corp.
4.450%, 03/06/26	3,000,000	3,002,518
Sumitomo Mitsui Trust Bank Ltd.
4.000%, SOFR + 0.230%, 01/14/26 (a)	6,000,000	6,000,343
Svenska Handelsbanken AB
3.935%, 11/17/26	1,000,000	1,001,404
3.970%, SOFR + 0.260%, 02/20/26 (a)	2,500,000	2,500,556
4.010%, SOFR + 0.300%, 10/15/26 (a)	3,000,000	2,999,476
Swedbank AB
3.980%, SOFR + 0.270%, 04/13/26 (a)	2,000,000	2,000,803
Toronto-Dominion Bank
3.990%, SOFR + 0.280%, 08/10/26 (a)	2,000,000	1,999,926
4.110%, SOFR + 0.400%, 12/14/26 (a)	1,000,000	1,000,259
4.160%, SOFR + 0.450%, 04/28/26 (a)	1,500,000	1,501,448
4.520%, 02/04/26	2,500,000	2,501,459
Wells Fargo Bank NA
4.020%, SOFR + 0.310%, 05/28/26 (a)	3,000,000	3,001,510
Westpac Banking Corp.
3.990%, SOFR + 0.220%, 03/12/26 (a)	4,000,000	4,000,844
4.360%, 03/04/26	3,000,000	3,002,438
		166,851,738
Commercial Paper—47.9%
Albion Capital Corp. SA/Albion Capital LLC
3.903%, 01/28/26 (144A) (b)	4,500,000	4,486,759
3.958%, 01/20/26 (144A) (b)	5,000,000	4,989,470
Alinghi Funding Co. LLC
4.130%, SOFR + 0.420%, 07/16/26 (144A) (a)	1,000,000	1,000,036
4.210%, SOFR + 0.500%, 05/14/26 (144A) (a)	3,000,000	3,000,071
ANZ New Zealand International Ltd.
4.276%, 02/23/26 (144A) (b)	2,000,000	1,988,960
Aquitaine Funding Co. LLC
3.170%, 01/06/26 (144A) (b)	5,000,000	4,996,862
ASB Bank Ltd.
3.880%, SOFR + 0.170%, 01/29/26 (144A) (a)	10,000,000	10,000,396
Atlantic Asset Securitization LLC
4.025%, 03/16/26 (144A) (b)	3,500,000	3,472,510
Australia & New Zealand Banking Group Ltd.
3.907%, 07/02/26 (144A) (b)	2,500,000	2,453,017
4.273%, 07/16/26 (144A) (b)	2,000,000	1,959,692
Bank of New York Mellon
3.960%, SOFR + 0.250%, 03/26/26 (a)	2,500,000	2,500,674
Bank of Nova Scotia
3.940%, SOFR + 0.230%, 03/06/26 (144A) (a)	2,500,000	2,500,502
See accompanying notes to financial statements.
BHFTII-79

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of December 31, 2025
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Bedford Row Funding Corp.
3.218%, 01/07/26 (144A) (b)	6,000,000	$5,995,648
BofA Securities, Inc.
4.379%, 07/01/26 (144A) (b)	5,000,000	4,904,282
Britannia Funding Co. LLC
3.982%, 02/06/26 (144A) (b)	4,000,000	3,984,492
4.049%, 05/06/26 (144A) (b)	2,000,000	1,973,526
4.247%, 02/19/26 (144A) (b)	2,000,000	1,989,509
Canadian Imperial Bank of Commerce
4.330%, 02/12/26 (144A) (b)	1,500,000	1,493,341
Chesham Finance Ltd./Chesham Finance LLC
3.043%, 01/05/26 (144A) (b)	1,000,000	999,482
3.720%, 01/02/26 (144A) (b)	13,000,000	12,997,307
Citigroup Global Markets, Inc.
4.010%, SOFR + 0.300%, 03/20/26 (144A) (a)	2,000,000	2,000,533
4.244%, 02/10/26 (144A) (b)	4,000,000	3,982,974
Columbia Funding Co. LLC
4.030%, 01/12/26 (144A) (b)	4,000,000	3,995,010
4.095%, 01/15/26 (144A) (b)	7,000,000	6,989,081
Concord Minutemen Capital Co. LLC
4.123%, 06/08/26 (144A) (b)	6,000,000	5,899,300
Credit Agricole Corporate & Investment Bank SA
4.290%, 02/20/26 (b)	4,000,000	3,979,045
DBS Bank Ltd.
3.871%, 01/26/26 (144A) (b)	8,500,000	8,477,275
DNB Bank ASA
4.200%, 03/18/26 (144A) (b)	3,000,000	2,976,516
4.200%, 05/01/26 (144A) (b)	2,000,000	1,975,037
4.240%, 02/12/26 (144A) (b)	2,000,000	1,991,389
4.281%, 04/16/26 (144A) (b)	3,000,000	2,967,349
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main
4.121%, 02/06/26 (144A) (b)	4,000,000	3,984,646
Endeavour Funding Co. LLC
3.809%, 01/07/26 (144A) (b)	1,500,000	1,498,900
Falcon Asset Funding LLC
4.050%, SOFR + 0.280%, 06/08/26 (144A) (a)	3,800,000	3,800,035
Federation des Caisses Desjardins du Quebec
3.960%, 03/05/26 (144A) (b)	3,500,000	3,476,700
Glencove Funding LLC
3.933%, 06/04/26 (144A) (b)	6,000,000	5,903,125
ING U.S. Funding LLC
3.990%, SOFR + 0.280%, 08/14/26 (144A) (a)	1,000,000	1,000,061
4.010%, SOFR + 0.300%, 02/06/26 (a)	2,000,000	2,000,401
Intrepid Funding Co. LLC
4.070%, 05/07/26 (144A) (b)	3,000,000	2,960,150
4.360%, 04/24/26 (144A) (b)	5,500,000	5,434,339
4.406%, 04/30/26 (144A) (b)	5,000,000	4,937,167
Korea Development Bank
3.899%, 09/08/26 (b)	6,500,000	6,334,297
Landesbank Baden-Wuerttemberg
3.640%, 01/02/26 (b)	30,000,000	29,993,850
Liberty Street Funding LLC
3.913%, 02/20/26 (144A) (b)	5,000,000	4,973,417
Lloyds Bank PLC
3.904%, 04/21/26 (b)	2,500,000	2,471,078
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Lloyds Bank PLC
4.001%, 07/01/26 (144A) (b)	2,000,000	$1,962,198
4.121%, 02/06/26 (b)	3,000,000	2,988,532
4.293%, 02/17/26 (b)	2,500,000	2,487,560
Mackinac Funding Co. LLC
4.171%, 02/06/26 (144A) (b)	4,000,000	3,984,514
Macquarie Bank Ltd.
4.013%, 09/24/26 (144A) (b)	2,000,000	1,945,072
4.060%, SOFR + 0.350%, 04/07/26 (144A) (a)	5,000,000	5,002,910
4.121%, 05/20/26 (144A) (b)	2,500,000	2,463,671
4.148%, 04/30/26 (144A) (b)	1,000,000	987,500
4.173%, 02/27/26 (144A) (b)	2,000,000	1,987,985
4.180%, 07/20/26 (144A) (b)	4,000,000	3,915,826
4.329%, 04/24/26 (144A) (b)	1,000,000	988,138
4.333%, 04/29/26 (144A) (b)	2,500,000	2,469,016
4.360%, 02/12/26 (144A) (b)	4,000,000	3,982,233
Manhattan Asset Funding Co. LLC
3.914%, 04/14/26 (144A) (b)	3,535,000	3,496,500
MUFG Bank Ltd.
4.017%, 03/10/26 (b)	3,000,000	2,978,453
National Australia Bank Ltd.
3.960%, SOFR + 0.250%, 03/24/26 (144A) (a)	5,000,000	5,001,577
National Bank of Canada
3.935%, 08/25/26 (144A) (b)	4,000,000	3,903,251
4.090%, SOFR + 0.380%, 05/29/26 (144A) (a)	2,500,000	2,502,180
4.104%, 01/16/26 (144A) (b)	3,000,000	2,995,045
4.110%, SOFR + 0.400%, 12/18/26 (144A) (a)	2,000,000	2,000,129
Natixis SA
4.273%, 02/17/26 (b)	3,500,000	3,482,476
Nordea Bank Abp
3.900%, 06/01/26 (144A) (b)	7,000,000	6,890,582
4.240%, 02/20/26 (144A) (b)	3,750,000	3,729,887
4.281%, 04/16/26 (144A) (b)	3,000,000	2,967,862
Old Line Funding LLC
3.925%, 06/09/26 (144A) (b)	4,000,000	3,933,985
4.161%, 05/18/26 (144A) (b)	3,500,000	3,450,144
Ranger Funding Co. LLC
4.050%, 03/12/26 (144A) (b)	4,000,000	3,970,309
Royal Bank of Canada
3.980%, SOFR + 0.270%, 08/10/26 (144A) (a)	2,000,000	2,000,220
4.318%, 05/27/26 (144A) (b)	2,000,000	1,969,587
Skandinaviska Enskilda Banken AB
4.100%, SOFR + 0.390%, 04/28/26 (144A) (a)	4,000,000	4,002,564
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.230%, 04/16/26 (144A) (a)	4,000,000	4,000,927
Sumitomo Mitsui Trust Bank Ltd.
4.019%, 03/04/26 (144A) (b)	6,000,000	5,960,959
4.142%, 02/19/26 (144A) (b)	4,000,000	3,979,346
Svenska Handelsbanken AB
3.834%, 09/18/26 (144A) (b)	2,500,000	2,433,553
3.879%, 09/10/26 (144A) (b)	6,000,000	5,845,071
4.010%, SOFR + 0.300%, 09/29/26 (144A) (a)	3,500,000	3,499,719
Swedbank AB
3.989%, 06/10/26 (144A) (b)	2,000,000	1,967,205
UBS AG
4.227%, SOFR + 0.400%, 11/05/26 (144A) (a)	2,000,000	2,000,405
See accompanying notes to financial statements.
BHFTII-80

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of December 31, 2025
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
UBS AG
4.292%, SOFR + 0.350%, 10/15/26 (144A) (a)	2,000,000	$2,000,160
4.410%, SOFR + 0.450%, 04/14/26 (144A) (a)	2,000,000	2,000,158
Verto Capital I-A LLC
3.700%, 01/02/26 (144A) (b)	17,000,000	16,996,430
Westpac Banking Corp.
3.980%, SOFR + 0.270%, 02/03/26 (144A) (a)	3,500,000	3,500,577
4.000%, SOFR + 0.290%, 01/02/26 (144A) (a)	2,500,000	2,500,028
4.050%, SOFR + 0.340%, 04/30/26 (144A) (a)	3,000,000	3,001,809
4.110%, SOFR + 0.400%, 04/10/26 (144A) (a)	2,500,000	2,501,551
Westpac Securities NZ Ltd.
4.010%, SOFR + 0.300%, 08/25/26 (144A) (a)	3,500,000	3,500,886
		361,816,901
Repurchase Agreements—28.8%
BofA Securities, Inc.
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26, with a maturity value of $25,005,347; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750%-6.500%, with maturity dates ranging from 01/29/26-09/20/55, and an aggregate market value of $25,477,322	25,000,000	25,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26, with a maturity value of $100,021,278; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 4.500%, with maturity dates ranging from 09/20/50-11/20/54, and an aggregate market value of $101,419,853	100,000,000	100,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26, with a maturity value of $93,019,788; collateralized by U.S. Government Agency Obligations with rates ranging from 4.500%-5.500%, with maturity dates ranging from 07/20/55 -12/20/55, and an aggregate market value of $94,341,014	93,000,000	93,000,000
		218,000,000
Security Description	Principal Amount*	Value
Time Deposit—0.9%
Royal Bank of Canada
3.850%, 01/02/26	7,000,000	$7,000,000
Total Short-Term Investments (Cost $753,391,458)		753,668,639
Total Investments—99.7% (Cost $753,391,458)		753,668,639
Other assets and liabilities (net)—0.3%		2,636,463
Net Assets—100.0%		$756,305,102

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$302,600,535, which is 40.0% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$753,668,639	$—	$753,668,639
Total Investments	$—	$753,668,639	$—	$753,668,639

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-81

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a)	$535,668,639
Repurchase Agreements at value which equals cost	218,000,000
Cash	929,256
Receivable for:
Fund shares sold	563,327
Interest	2,389,992
Prepaid expenses	2,817
Total Assets	757,554,031
Liabilities
Payable for:
Fund shares redeemed	459,104
Accrued Expenses:
Management fees	209,384
Distribution and service fees	81,494
Deferred trustees’ fees	240,494
Other expenses	258,453
Total Liabilities	1,248,929
Net Assets	$756,305,102
Net Assets Consist of:
Paid in surplus	$726,241,110
Distributable earnings (Accumulated losses)	30,063,992
Net Assets	$756,305,102
Net Assets
Class A	$350,225,661
Class B	346,024,024
Class E	60,055,417
Capital Shares Outstanding*
Class A	3,420,151
Class B	3,390,616
Class E	587,304
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$102.40
Class B	102.05
Class E	102.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $535,391,458.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Interest	$34,157,426
Total investment income	34,157,426
Expenses
Management fees	2,696,532
Administration fees	51,003
Custodian and accounting fees	78,537
Distribution and service fees—Class B	890,433
Distribution and service fees—Class E	95,519
Audit and tax services	45,551
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	61,727
Insurance	6,698
Miscellaneous	19,899
Total expenses	4,056,484
Less management fee waiver	(192,609)
Net expenses	3,863,875
Net Investment Income	30,293,551
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(307)
Net change in unrealized appreciation (depreciation) on investments	84,236
Net realized and unrealized gain (loss)	83,929
Net Increase (Decrease) in Net Assets From Operations	$30,377,480
See accompanying notes to financial statements.
BHFTII-82

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$30,293,551	$38,204,738
Net realized gain (loss)	(307)	1,759
Net change in unrealized appreciation (depreciation)	84,236	(40,660)
Increase (decrease) in net assets from operations	30,377,480	38,165,837
From Distributions to Shareholders
Class A	(17,940,519)	(19,861,426)
Class B	(17,274,935)	(20,849,461)
Class E	(3,182,701)	(4,171,572)
Total distributions	(38,398,155)	(44,882,459)
Increase (decrease) in net assets from capital share transactions	(14,143,818)	9,575,266
Total increase (decrease) in net assets	(22,164,493)	2,858,644
Net Assets
Beginning of period	778,469,595	775,610,951
End of period	$756,305,102	$778,469,595

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	741,772	$76,398,167	1,568,603	$163,182,686
Reinvestments	179,154	17,940,519	196,979	19,861,426
Redemptions	(884,610)	(90,965,129)	(1,402,690)	(145,672,185)
Net increase (decrease)	36,316	$3,373,557	362,892	$37,371,927
Class B
Sales	1,110,772	$113,928,722	1,133,617	$117,178,216
Reinvestments	172,853	17,274,935	207,210	20,849,461
Redemptions	(1,375,627)	(141,038,370)	(1,597,523)	(165,050,182)
Net increase (decrease)	(92,002)	$(9,834,713)	(256,696)	$(27,022,505)
Class E
Sales	104,751	$10,752,537	151,997	$15,875,413
Reinvestments	31,802	3,182,701	41,401	4,171,572
Redemptions	(210,822)	(21,617,900)	(201,028)	(20,821,141)
Net increase (decrease)	(74,269)	$(7,682,662)	(7,630)	$(774,156)
Increase (decrease) derived from capital shares transactions		$(14,143,818)		$9,575,266
See accompanying notes to financial statements.
BHFTII-83

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$103.59	$104.59	$101.26	$99.82	$100.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	4.17	5.16	5.03	1.41	(0.20)
Net realized and unrealized gain (loss)	0.01	(0.00) (b)	0.04	0.03	0.01
Total income (loss) from investment operations	4.18	5.16	5.07	1.44	(0.19)
Less Distributions
Distributions from net investment income	(5.37)	(6.16)	(1.74)	0.00	(0.34)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(5.37)	(6.16)	(1.74)	0.00	(0.34)
Net Asset Value, End of Period	$102.40	$103.59	$104.59	$101.26	$99.82
Total Return (%) (d)	4.15	5.11	5.05	1.44	(0.19)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40	0.40	0.39	0.38	0.38
Net ratio of expenses to average net assets (%) (e)	0.37	0.37	0.36	0.36	0.36
Ratio of net investment income (loss) to average net assets (%)	4.06	4.97	4.89	1.41	(0.20)
Portfolio turnover rate (%)	0 (f)	0 (f)	0 (f)	0 (f)	0 (f)
Net assets, end of period (in millions)	$350.2	$350.5	$316.0	$469.9	$566.9

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$103.23	$104.23	$100.91	$99.72	$100.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.90	4.88	4.75	1.23	(0.44)
Net realized and unrealized gain (loss)	0.01	(0.00) (b)	0.05	(0.04)	(0.01)
Total income (loss) from investment operations	3.91	4.88	4.80	1.19	(0.45)
Less Distributions
Distributions from net investment income	(5.09)	(5.88)	(1.48)	0.00	(0.07)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(5.09)	(5.88)	(1.48)	0.00	(0.07)
Net Asset Value, End of Period	$102.05	$103.23	$104.23	$100.91	$99.72
Total Return (%) (d)	3.89	4.83	4.80	1.18	(0.45)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	0.65	0.64	0.63	0.63
Net ratio of expenses to average net assets (%) (e)	0.62	0.62	0.61	0.61	0.61
Ratio of net investment income (loss) to average net assets (%)	3.81	4.72	4.64	1.23	(0.44)
Portfolio turnover rate (%)	0 (f)	0 (f)	0 (f)	0 (f)	0 (f)
Net assets, end of period (in millions)	$346.0	$359.5	$389.8	$421.3	$405.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-84

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$103.43	$104.43	$101.10	$99.81	$100.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	4.01	5.00	4.85	1.28	(0.34)
Net realized and unrealized gain (loss)	0.01	(0.00) (b)	0.05	0.01	0.00
Total income (loss) from investment operations	4.02	5.00	4.90	1.29	(0.34)
Less Distributions
Distributions from net investment income	(5.19)	(6.00)	(1.57)	0.00	(0.18)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(5.19)	(6.00)	(1.57)	0.00	(0.18)
Net Asset Value, End of Period	$102.26	$103.43	$104.43	$101.10	$99.81
Total Return (%) (d)	3.99	4.95	4.90	1.28	(0.34)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	0.55	0.54	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.52	0.52	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	3.91	4.83	4.73	1.28	(0.34)
Portfolio turnover rate (%)	0 (f)	0 (f)	0 (f)	0 (f)	0 (f)
Net assets, end of period (in millions)	$60.1	$68.4	$69.9	$79.3	$81.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(c)	Distributions from net realized capital gains were less than $0.01 per share.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	There were no long term transactions during the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
See accompanying notes to financial statements.
BHFTII-85

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of December 31, 2025
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.1%
AB International Bond Portfolio (Class A) (a)	765,387	$6,084,828
Baillie Gifford International Stock Portfolio (Class A) (b)	262,185	3,038,725
BlackRock Bond Income Portfolio (Class A) (b)	430,646	39,498,850
BlackRock Capital Appreciation Portfolio (Class A) (b)	50,963	2,262,238
BlackRock High Yield Portfolio (Class A) (a)	299,179	2,282,735
Brighthouse Small Cap Value Portfolio (Class A) (a)	262,934	2,986,929
Brighthouse/Artisan International Portfolio (Class A) (a)	179,264	2,276,655
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,497	751,790
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	575,086	5,319,544
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,719,499	15,200,370
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	193,465	5,297,078
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	204,961	3,021,129
CBRE Global Real Estate Portfolio (Class A) (a)	142,671	1,515,164
Harris Oakmark International Portfolio (Class A) (a)	198,003	3,039,346
Invesco Comstock Portfolio (Class A) (a)	458,332	6,054,563
Invesco Global Equity Portfolio (Class A) (a)	30,223	757,073
Jennison Growth Portfolio (Class A) (b)	192,484	3,020,065
JPMorgan Core Bond Portfolio (Class A) (a)	2,723,704	25,058,077
JPMorgan Small Cap Value Portfolio (Class A) (a)	124,637	1,493,149
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	66,492	743,385
MFS Research International Portfolio (Class A) (a)	224,018	3,037,684
MFS Value Portfolio (Class A) (b)	554,521	7,558,124
Neuberger Berman Genesis Portfolio (Class A) (b)	49,361	745,837
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	2,432,519	25,054,947
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	3,738,825	$37,986,465
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	54,325	761,628
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	89,030	2,265,821
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	166,787	4,544,951
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	89,099	751,105
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	119,608	2,228,298
TCW Core Fixed Income Portfolio (Class A) (a)	3,443,502	30,371,688
VanEck Global Natural Resources Portfolio (Class A) (b)	267,042	3,775,979
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,420,038	15,208,611
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,677,697	39,498,468
Total Investment Companies (Cost $318,225,656)		303,491,299
Total Investments—100.1% (Cost $318,225,656)		303,491,299
Other assets and liabilities (net)—(0.1)%		(381,020)
Net Assets—100.0%		$303,110,279

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
AB International Bond Portfolio (Class A)	$6,520,258	$779,720	$(1,092,176)	$(278,201)	$155,227	$6,084,828
Baillie Gifford International Stock Portfolio (Class A)	3,211,724	358,129	(966,511)	(132,805)	568,188	3,038,725
BlackRock Bond Income Portfolio (Class A)	40,803,632	3,863,980	(6,062,673)	(1,097,446)	1,991,357	39,498,850
BlackRock Capital Appreciation Portfolio (Class A)	2,375,641	734,316	(874,914)	353,974	(326,779)	2,262,238
BlackRock High Yield Portfolio (Class A)	2,447,303	214,600	(424,434)	31,460	13,806	2,282,735
Brighthouse Small Cap Value Portfolio (Class A)	3,158,010	1,113,204	(717,133)	(239,568)	(327,584)	2,986,929
Brighthouse/Artisan International Portfolio (Class A)	2,429,687	589,691	(1,089,604)	54,853	292,028	2,276,655
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	799,263	253,698	(163,219)	(34,882)	(103,070)	751,790
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,708,292	719,245	(821,840)	(74,210)	(211,943)	5,319,544
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	16,316,059	1,422,504	(2,552,284)	(227,273)	241,364	15,200,370
Brighthouse/Templeton International Bond Portfolio (Class A)	4,811,325	19,239	(5,254,822)	(981,114)	1,405,372	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,634,429	1,088,909	(1,094,500)	(24,262)	(307,498)	5,297,078
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,203,289	880,054	(968,091)	(91,981)	(2,142)	3,021,129
CBRE Global Real Estate Portfolio (Class A)	1,600,074	143,628	(296,976)	9,438	59,000	1,515,164
Harris Oakmark International Portfolio (Class A)	3,240,544	358,311	(1,321,831)	170,214	592,108	3,039,346
Invesco Comstock Portfolio (Class A)	6,414,899	1,365,560	(1,875,771)	(105,144)	255,019	6,054,563
Invesco Global Equity Portfolio (Class A)	798,862	211,600	(259,346)	(15,581)	21,538	757,073
Jennison Growth Portfolio (Class A)	3,168,447	1,050,715	(1,124,972)	259,804	(333,929)	3,020,065
JPMorgan Core Bond Portfolio (Class A)	25,308,642	2,759,550	(3,706,348)	(525,832)	1,222,065	25,058,077
JPMorgan Small Cap Value Portfolio (Class A)	1,571,068	430,927	(522,507)	25,695	(12,034)	1,493,149
See accompanying notes to financial statements.
BHFTII-86

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
Loomis Sayles Small Cap Growth Portfolio (Class A)	$790,205	$224,411	$(226,866)	$(27,702)	$(16,663)	$743,385
MFS Research International Portfolio (Class A)	3,225,167	387,761	(1,001,049)	121,657	304,148	3,037,684
MFS Value Portfolio (Class A)	8,063,817	1,421,111	(1,894,538)	(76,206)	43,940	7,558,124
Neuberger Berman Genesis Portfolio (Class A)	781,129	235,664	(139,459)	(10,659)	(120,838)	745,837
PIMCO Inflation Protected Bond Portfolio (Class A)	26,936,649	1,240,851	(4,602,799)	203,818	1,276,428	25,054,947
PIMCO Total Return Portfolio (Class A)	40,817,440	2,851,297	(6,860,820)	(957,209)	2,135,757	37,986,465
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	930,684	(263,139)	(74,442)	168,525	761,628
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	805,685	35,990	(961,575)	(14,896)	134,796	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,380,376	687,489	(857,761)	332,708	(276,991)	2,265,821
T. Rowe Price Large Cap Value Portfolio (Class A)	4,810,571	904,172	(1,198,221)	123,475	(95,046)	4,544,951
T. Rowe Price Mid Cap Growth Portfolio (Class A)	798,071	205,218	(179,007)	(71,560)	(1,617)	751,105
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,348,144	863,040	(742,682)	116,351	(356,555)	2,228,298
TCW Core Fixed Income Portfolio (Class A)	31,029,333	3,246,082	(4,689,937)	(774,722)	1,560,932	30,371,688
VanEck Global Natural Resources Portfolio (Class A)	3,960,799	687,205	(1,940,748)	75,512	993,211	3,775,979
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	16,314,623	1,590,156	(2,826,916)	(852,692)	983,440	15,208,611
Western Asset Management U.S. Government Portfolio (Class A)	42,461,220	2,563,722	(6,641,811)	(901,192)	2,016,529	39,498,468
	$325,044,677	$36,432,433	$(66,217,280)	$(5,710,620)	$13,942,089	$303,491,299

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
AB International Bond Portfolio (Class A)	$—	$608,108	765,387
Baillie Gifford International Stock Portfolio (Class A)	126,753	21,434	262,185
BlackRock Bond Income Portfolio (Class A)	—	2,210,737	430,646
BlackRock Capital Appreciation Portfolio (Class A)	310,631	—	50,963
BlackRock High Yield Portfolio (Class A)	—	161,698	299,179
Brighthouse Small Cap Value Portfolio (Class A)	461,387	48,784	262,934
Brighthouse/Artisan International Portfolio (Class A)	385,957	30,890	179,264
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	146,473	10,407	4,497
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	504,412	575,086
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	828,205	1,719,499
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	684,848	78,760	193,465
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	570,701	16,516	204,961
CBRE Global Real Estate Portfolio (Class A)	—	45,747	142,671
Harris Oakmark International Portfolio (Class A)	105,159	72,109	198,003
Invesco Comstock Portfolio (Class A)	771,257	133,672	458,332
Invesco Global Equity Portfolio (Class A)	118,758	1,144	30,223
Jennison Growth Portfolio (Class A)	547,421	—	192,484
JPMorgan Core Bond Portfolio (Class A)	—	1,082,317	2,723,704
JPMorgan Small Cap Value Portfolio (Class A)	171,618	19,053	124,637
Loomis Sayles Small Cap Growth Portfolio (Class A)	88,136	—	66,492
MFS Research International Portfolio (Class A)	177,664	61,137	224,018
MFS Value Portfolio (Class A)	897,841	143,916	554,521
Neuberger Berman Genesis Portfolio (Class A)	101,867	817	49,361
PIMCO Inflation Protected Bond Portfolio (Class A)	194,361	334,300	2,432,519
PIMCO Total Return Portfolio (Class A)	—	2,313,026	3,738,825
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	7,730	54,325
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	15,431	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	327,865	—	89,030
T. Rowe Price Large Cap Value Portfolio (Class A)	444,532	96,092	166,787
T. Rowe Price Mid Cap Growth Portfolio (Class A)	110,059	—	89,099
T. Rowe Price Small Cap Growth Portfolio (Class A)	496,372	6,148	119,608
TCW Core Fixed Income Portfolio (Class A)	—	1,472,224	3,443,502
VanEck Global Natural Resources Portfolio (Class A)	67,597	127,359	267,042
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,240,486	1,420,038
See accompanying notes to financial statements.
BHFTII-87

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,687,583	3,677,697
	$7,307,257	$13,380,242
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$35,539,525	$0	$65,324,372
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$303,491,299	$—	$—	$303,491,299
Total Investments	$303,491,299	$—	$—	$303,491,299

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-88

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Affiliated investments at value (a)	$303,491,299
Receivable for:
Affiliated investments sold	194,476
Fund shares sold	7,058
Due from investment advisor	38,001
Total Assets	303,730,834
Liabilities
Payable for:
Fund shares redeemed	201,534
Accrued Expenses:
Management fees	25,802
Distribution and service fees	59,978
Deferred trustees’ fees	240,736
Other expenses	92,505
Total Liabilities	620,555
Net Assets	$303,110,279
Net Assets Consist of:
Paid in surplus	$322,032,161
Distributable earnings (Accumulated losses)	(18,921,882)
Net Assets	$303,110,279
Net Assets
Class A	$21,297,322
Class B	281,812,957
Capital Shares Outstanding*
Class A	2,091,660
Class B	27,929,264
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.18
Class B	10.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $318,225,656.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends from affiliated investments	$13,380,242
Total investment income	13,380,242
Expenses
Management fees	313,735
Administration fees	30,425
Custodian and accounting fees	13,253
Distribution and service fees—Class B	731,579
Audit and tax services	35,304
Legal	48,492
Trustees’ fees and expenses	62,093
Miscellaneous	11,979
Total expenses	1,246,860
Less expenses reimbursed by the Adviser	(201,546)
Net expenses	1,045,314
Net Investment Income	12,334,928
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(5,710,620)
Capital gain distributions from affiliated investments	7,307,257
Net realized gain (loss)	1,596,637
Net change in unrealized appreciation (depreciation) on affiliated investments	13,942,089
Net realized and unrealized gain (loss)	15,538,726
Net Increase (Decrease) in Net Assets From Operations	$27,873,654
See accompanying notes to financial statements.
BHFTII-89

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,334,928	$9,780,625
Net realized gain (loss)	1,596,637	(2,003,476)
Net change in unrealized appreciation (depreciation)	13,942,089	6,160,505
Increase (decrease) in net assets from operations	27,873,654	13,937,654
From Distributions to Shareholders
Class A	(724,996)	(656,211)
Class B	(9,358,747)	(9,312,832)
Total distributions	(10,083,743)	(9,969,043)
Increase (decrease) in net assets from capital share transactions	(39,413,521)	(52,715,438)
Total increase (decrease) in net assets	(21,623,610)	(48,746,827)
Net Assets
Beginning of period	324,733,889	373,480,716
End of period	$303,110,279	$324,733,889

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	260,214	$2,597,862	207,306	$1,997,410
Reinvestments	75,129	724,996	69,810	656,211
Redemptions	(442,887)	(4,388,591)	(417,662)	(4,021,916)
Net increase (decrease)	(107,544)	$(1,065,733)	(140,546)	$(1,368,295)
Class B
Sales	2,296,502	$22,519,275	2,134,467	$20,318,023
Reinvestments	977,925	9,358,747	998,160	9,312,832
Redemptions	(7,161,595)	(70,225,810)	(8,497,504)	(80,977,998)
Net increase (decrease)	(3,887,168)	$(38,347,788)	(5,364,877)	$(51,347,143)
Increase (decrease) derived from capital shares transactions		$(39,413,521)		$(52,715,438)
See accompanying notes to financial statements.
BHFTII-90

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.63	$9.53	$9.37	$11.48	$11.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.29	0.26	0.30	0.22
Net realized and unrealized gain (loss)	0.48	0.10	0.47	(1.74)	0.24
Total income (loss) from investment operations	0.89	0.39	0.73	(1.44)	0.46
Less Distributions
Distributions from net investment income	(0.34)	(0.29)	(0.36)	(0.35)	(0.38)
Distributions from net realized capital gains	0.00	0.00	(0.21)	(0.32)	(0.15)
Total distributions	(0.34)	(0.29)	(0.57)	(0.67)	(0.53)
Net Asset Value, End of Period	$10.18	$9.63	$9.53	$9.37	$11.48
Total Return (%) (b)	9.47	4.21	8.08	(12.54)	4.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (c)	0.16	0.16	0.15	0.13	0.13
Net ratio of expenses to average net assets (%) (c) (d)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) to average net assets (%) (e)	4.15	2.99	2.76	2.95	1.90
Portfolio turnover rate (%)	11	7	9	9	8
Net assets, end of period (in millions)	$21.3	$21.2	$22.3	$22.6	$28.9

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.54	$9.45	$9.29	$11.37	$11.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.26	0.24	0.27	0.19
Net realized and unrealized gain (loss)	0.49	0.10	0.46	(1.71)	0.23
Total income (loss) from investment operations	0.87	0.36	0.70	(1.44)	0.42
Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.33)	(0.32)	(0.35)
Distributions from net realized capital gains	0.00	0.00	(0.21)	(0.32)	(0.15)
Total distributions	(0.32)	(0.27)	(0.54)	(0.64)	(0.50)
Net Asset Value, End of Period	$10.09	$9.54	$9.45	$9.29	$11.37
Total Return (%) (b)	9.25	3.85	7.83	(12.69)	3.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (c)	0.41	0.41	0.40	0.38	0.38
Net ratio of expenses to average net assets (%) (c) (d)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income (loss) to average net assets (%) (e)	3.92	2.76	2.55	2.69	1.62
Portfolio turnover rate (%)	11	7	9	9	8
Net assets, end of period (in millions)	$281.8	$303.6	$351.2	$377.0	$511.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(d)	Includes the effects of expenses reimbursed by the Adviser (see Note 5 of the Notes to Financial Statements).
(e)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTII-91

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of December 31, 2025
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	11,738,446	$93,320,649
Allspring Mid Cap Value Portfolio (Class A) (a)	760,320	7,686,831
Baillie Gifford International Stock Portfolio (Class A) (b)	6,704,646	77,706,847
BlackRock Bond Income Portfolio (Class A) (b)	3,471,070	318,366,549
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,204,153	53,452,371
BlackRock High Yield Portfolio (Class A) (a)	4,080,751	31,136,131
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,359,410	38,162,902
Brighthouse/Artisan International Portfolio (Class A) (a)	4,280,424	54,361,380
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	45,826	7,660,657
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,874,424	54,338,422
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	10,543,466	93,204,240
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	3,823,148	31,082,195
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,670,703	100,503,855
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,711,480	69,447,219
CBRE Global Real Estate Portfolio (Class A) (a)	2,182,975	23,183,194
Harris Oakmark International Portfolio (Class A) (a)	5,572,027	85,530,611
Invesco Comstock Portfolio (Class A) (a)	7,612,862	100,565,908
Invesco Global Equity Portfolio (Class A) (a)	1,234,850	30,932,987
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,484,760	15,070,318
Jennison Growth Portfolio (Class A) (b)	2,424,250	38,036,485
JPMorgan Core Bond Portfolio (Class A) (a)	14,337,350	131,903,623
JPMorgan Small Cap Value Portfolio (Class A) (a)	1,905,587	22,828,932
Loomis Sayles Growth Portfolio (Class A) (a)	1,595,478	30,760,824
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	678,359	7,584,053
MFS Research International Portfolio (Class A) (a)	4,010,640	54,384,275
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	8,496,398	$115,805,904
Neuberger Berman Genesis Portfolio (Class A) (b)	1,005,575	15,194,243
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	15,800,363	162,743,741
PIMCO Total Return Portfolio (Class A) (a)	30,583,142	310,724,721
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,339,207	46,815,675
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,806,920	45,986,121
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,980,762	108,475,752
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,820,882	15,350,038
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,035,559	37,922,462
TCW Core Fixed Income Portfolio (Class A) (a)	27,268,891	240,511,615
VanEck Global Natural Resources Portfolio (Class A) (b)	4,362,166	61,681,023
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	10,167,827	108,897,426
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,854,997	256,202,665
Total Investment Companies (Cost $3,135,968,539)		3,097,522,844
Total Investments—100.0% (Cost $3,135,968,539)		3,097,522,844
Other assets and liabilities (net)—0.0%		(1,217,518)
Net Assets—100.0%		$3,096,305,326

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
AB International Bond Portfolio (Class A)	$108,783,897	$9,284,162	$(23,016,800)	$(5,486,051)	$3,755,441	$93,320,649
Allspring Mid Cap Value Portfolio (Class A)	8,081,958	1,575,308	(995,950)	(16,366)	(958,119)	7,686,831
Baillie Gifford International Stock Portfolio (Class A)	81,019,849	3,872,977	(17,986,017)	(1,241,949)	12,041,987	77,706,847
BlackRock Bond Income Portfolio (Class A)	326,333,178	23,083,607	(38,519,674)	(7,859,069)	15,328,507	318,366,549
BlackRock Capital Appreciation Portfolio (Class A)	56,779,603	9,793,734	(12,951,785)	(930,636)	761,455	53,452,371
BlackRock High Yield Portfolio (Class A)	25,119,548	8,715,579	(3,211,498)	66,549	445,953	31,136,131
Brighthouse Small Cap Value Portfolio (Class A)	39,649,437	9,539,413	(3,650,089)	21,114	(7,396,973)	38,162,902
Brighthouse/Artisan International Portfolio (Class A)	57,837,912	10,351,496	(21,929,882)	1,811,702	6,290,152	54,361,380
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,107,898	1,752,164	(762,878)	(179,416)	(1,257,111)	7,660,657
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	58,613,945	5,772,198	(7,147,439)	(633,055)	(2,267,227)	54,338,422
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	100,492,498	6,599,645	(14,023,744)	(1,821,394)	1,957,235	93,204,240
Brighthouse/Templeton International Bond Portfolio (Class A)	78,037,554	295,662	(56,332,105)	(22,435,855)	31,516,939	31,082,195
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	107,201,949	14,497,960	(14,661,413)	(2,169,948)	(4,364,693)	100,503,855
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	73,801,874	14,019,248	(15,631,219)	882,664	(3,625,348)	69,447,219
CBRE Global Real Estate Portfolio (Class A)	23,850,499	733,796	(2,369,782)	(284,233)	1,252,914	23,183,194
Harris Oakmark International Portfolio (Class A)	88,811,373	5,098,176	(29,266,361)	7,669,781	13,217,642	85,530,611
Invesco Comstock Portfolio (Class A)	105,723,464	15,699,192	(22,805,175)	4,273,944	(2,325,517)	100,565,908
See accompanying notes to financial statements.
BHFTII-92

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
Invesco Global Equity Portfolio (Class A)	$32,565,507	$5,588,146	$(7,099,540)	$1,046,535	$(1,167,661)	$30,932,987
Invesco Small Cap Growth Portfolio (Class A)	15,939,936	1,606,095	(3,619,890)	(1,942,882)	3,087,059	15,070,318
Jennison Growth Portfolio (Class A)	40,506,557	8,495,860	(9,448,703)	(1,069,889)	(447,340)	38,036,485
JPMorgan Core Bond Portfolio (Class A)	125,556,829	15,723,713	(12,969,023)	(1,444,348)	5,036,452	131,903,623
JPMorgan Small Cap Value Portfolio (Class A)	23,772,063	4,676,401	(5,675,412)	(248,636)	304,516	22,828,932
Loomis Sayles Growth Portfolio (Class A)	32,361,333	5,501,662	(7,537,486)	2,838,470	(2,403,155)	30,760,824
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,976,058	1,513,975	(1,372,879)	(188,274)	(344,827)	7,584,053
MFS Research International Portfolio (Class A)	56,490,895	4,297,242	(13,838,536)	2,172,533	5,262,141	54,384,275
MFS Value Portfolio (Class A)	121,874,184	15,908,780	(21,282,581)	(2,036,929)	1,342,450	115,805,904
Neuberger Berman Genesis Portfolio (Class A)	15,619,214	3,421,155	(1,102,231)	(228,616)	(2,515,279)	15,194,243
PIMCO Inflation Protected Bond Portfolio (Class A)	175,745,191	4,510,783	(27,198,565)	(3,088,819)	12,775,151	162,743,741
PIMCO Total Return Portfolio (Class A)	317,974,476	23,556,995	(40,557,406)	(9,147,690)	18,898,346	310,724,721
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	24,077,018	29,215,657	(14,613,917)	2,910,775	5,226,142	46,815,675
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	24,023,986	482,252	(29,741,429)	(83,883)	5,319,074	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	48,791,909	8,361,045	(11,693,916)	(765,465)	1,292,548	45,986,121
T. Rowe Price Large Cap Value Portfolio (Class A)	112,546,381	14,510,335	(18,865,015)	58,496	225,555	108,475,752
T. Rowe Price Mid Cap Growth Portfolio (Class A)	16,226,988	2,894,390	(2,152,175)	(425,787)	(1,193,378)	15,350,038
T. Rowe Price Small Cap Growth Portfolio (Class A)	39,427,980	10,483,052	(7,501,874)	(958,642)	(3,528,054)	37,922,462
TCW Core Fixed Income Portfolio (Class A)	242,648,392	17,426,142	(25,911,618)	(3,203,975)	9,552,674	240,511,615
VanEck Global Natural Resources Portfolio (Class A)	62,904,846	4,209,247	(22,502,652)	8,522,093	8,547,489	61,681,023
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	133,900,694	8,817,217	(35,097,931)	(9,222,575)	10,500,021	108,897,426
Western Asset Management U.S. Government Portfolio (Class A)	276,440,587	13,690,213	(41,266,057)	(5,001,082)	12,339,004	256,202,665
	$3,295,617,460	$345,574,674	$(646,310,647)	$(49,840,808)	$152,482,165	$3,097,522,844

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
AB International Bond Portfolio (Class A)	$—	$9,264,179	11,738,446
Allspring Mid Cap Value Portfolio (Class A)	1,328,742	131,414	760,320
Baillie Gifford International Stock Portfolio (Class A)	3,242,923	548,386	6,704,646
BlackRock Bond Income Portfolio (Class A)	—	17,339,917	3,471,070
BlackRock Capital Appreciation Portfolio (Class A)	7,454,760	—	1,204,153
BlackRock High Yield Portfolio (Class A)	—	2,131,513	4,080,751
Brighthouse Small Cap Value Portfolio (Class A)	5,825,347	615,936	3,359,410
Brighthouse/Artisan International Portfolio (Class A)	9,239,289	739,468	4,280,424
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,490,255	105,882	45,826
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,115,472	5,874,424
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	5,034,942	10,543,466
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	3,823,148
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	12,953,960	1,489,757	3,670,703
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,140,448	380,285	4,711,480
CBRE Global Real Estate Portfolio (Class A)	—	701,390	2,182,975
Harris Oakmark International Portfolio (Class A)	2,977,839	2,041,947	5,572,027
Invesco Comstock Portfolio (Class A)	12,869,058	2,230,432	7,612,862
Invesco Global Equity Portfolio (Class A)	4,915,621	47,371	1,234,850
Invesco Small Cap Growth Portfolio (Class A)	—	—	1,484,760
Jennison Growth Portfolio (Class A)	7,025,134	—	2,424,250
JPMorgan Core Bond Portfolio (Class A)	—	5,527,694	14,337,350
JPMorgan Small Cap Value Portfolio (Class A)	2,634,264	292,462	1,905,587
Loomis Sayles Growth Portfolio (Class A)	4,283,261	—	1,595,478
Loomis Sayles Small Cap Growth Portfolio (Class A)	906,250	—	678,359
MFS Research International Portfolio (Class A)	3,179,857	1,094,233	4,010,640
MFS Value Portfolio (Class A)	13,679,933	2,192,776	8,496,398
Neuberger Berman Genesis Portfolio (Class A)	2,074,045	16,629	1,005,575
PIMCO Inflation Protected Bond Portfolio (Class A)	1,249,390	2,148,950	15,800,363
PIMCO Total Return Portfolio (Class A)	—	18,140,020	30,583,142
See accompanying notes to financial statements.
BHFTII-93

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	$—	$477,548	3,339,207
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	467,557	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	6,736,596	—	1,806,920
T. Rowe Price Large Cap Value Portfolio (Class A)	10,577,775	2,286,542	3,980,762
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2,257,270	—	1,820,882
T. Rowe Price Small Cap Growth Portfolio (Class A)	8,465,059	104,836	2,035,559
TCW Core Fixed Income Portfolio (Class A)	—	11,317,818	27,268,891
VanEck Global Natural Resources Portfolio (Class A)	1,114,218	2,099,250	4,362,166
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	8,817,048	10,167,827
Western Asset Management U.S. Government Portfolio (Class A)	—	10,885,064	23,854,997
	$139,621,294	$113,786,718
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$316,861,012	$0	$617,596,985
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,097,522,844	$—	$—	$3,097,522,844
Total Investments	$3,097,522,844	$—	$—	$3,097,522,844

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-94

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Affiliated investments at value (a)	$3,097,522,844
Receivable for:
Affiliated investments sold	1,075,793
Fund shares sold	4,319
Total Assets	3,098,602,956
Liabilities
Payable for:
Fund shares redeemed	1,080,112
Accrued Expenses:
Management fees	163,998
Distribution and service fees	648,926
Deferred trustees’ fees	311,929
Other expenses	92,665
Total Liabilities	2,297,630
Net Assets	$3,096,305,326
Net Assets Consist of:
Paid in surplus	$3,001,567,458
Distributable earnings (Accumulated losses)	94,737,868
Net Assets	$3,096,305,326
Net Assets
Class A	$55,566,440
Class B	3,040,738,886
Capital Shares Outstanding*
Class A	5,197,121
Class B	288,427,939
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.69
Class B	10.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $3,135,968,539.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends from affiliated investments	$113,786,718
Total investment income	113,786,718
Expenses
Management fees	1,969,560
Administration fees	30,425
Custodian and accounting fees	13,294
Distribution and service fees—Class B	7,833,406
Audit and tax services	35,304
Legal	48,492
Trustees’ fees and expenses	62,092
Miscellaneous	14,090
Total expenses	10,006,663
Net Investment Income	103,780,055
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(49,840,808)
Capital gain distributions from affiliated investments	139,621,294
Net realized gain (loss)	89,780,486
Net change in unrealized appreciation (depreciation) on affiliated investments	152,482,165
Net realized and unrealized gain (loss)	242,262,651
Net Increase (Decrease) in Net Assets From Operations	$346,042,706
See accompanying notes to financial statements.
BHFTII-95

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$103,780,055	$82,663,341
Net realized gain (loss)	89,780,486	36,528,031
Net change in unrealized appreciation (depreciation)	152,482,165	83,171,898
Increase (decrease) in net assets from operations	346,042,706	202,363,270
From Distributions to Shareholders
Class A	(2,275,240)	(1,594,785)
Class B	(120,140,382)	(87,266,770)
Total distributions	(122,415,622)	(88,861,555)
Increase (decrease) in net assets from capital share transactions	(421,740,775)	(457,558,733)
Total increase (decrease) in net assets	(198,113,691)	(344,057,018)
Net Assets
Beginning of period	3,294,419,017	3,638,476,035
End of period	$3,096,305,326	$3,294,419,017

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	468,227	$4,796,126	198,101	$1,967,168
Reinvestments	227,070	2,275,240	164,242	1,594,785
Redemptions	(1,080,762)	(11,082,360)	(958,002)	(9,507,297)
Net increase (decrease)	(385,465)	$(4,010,994)	(595,659)	$(5,945,344)
Class B
Sales	2,439,716	$24,645,010	2,879,151	$28,125,143
Reinvestments	12,135,392	120,140,382	9,099,767	87,266,770
Redemptions	(55,471,454)	(562,515,173)	(58,041,597)	(567,005,302)
Net increase (decrease)	(40,896,346)	$(417,729,781)	(46,062,679)	$(451,613,389)
Increase (decrease) derived from capital shares transactions		$(421,740,775)		$(457,558,733)
See accompanying notes to financial statements.
BHFTII-96

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.97	$9.66	$9.55	$12.09	$11.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.26	0.23	0.28	0.19
Net realized and unrealized gain (loss)	0.78	0.33	0.76	(1.93)	0.71
Total income (loss) from investment operations	1.14	0.59	0.99	(1.65)	0.90
Less Distributions
Distributions from net investment income	(0.30)	(0.26)	(0.37)	(0.31)	(0.36)
Distributions from net realized capital gains	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)
Total distributions	(0.42)	(0.28)	(0.88)	(0.89)	(0.79)
Net Asset Value, End of Period	$10.69	$9.97	$9.66	$9.55	$12.09
Total Return (%) (b)	11.75	6.13	10.82	(13.63)	7.68
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.07	0.07	0.07	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (d)	3.53	2.58	2.47	2.67	1.60
Portfolio turnover rate (%)	10	5	6	10	7
Net assets, end of period (in millions)	$55.6	$55.7	$59.7	$60.3	$76.8

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.83	$9.53	$9.43	$11.94	$11.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.23	0.21	0.25	0.16
Net realized and unrealized gain (loss)	0.78	0.32	0.74	(1.90)	0.70
Total income (loss) from investment operations	1.11	0.55	0.95	(1.65)	0.86
Less Distributions
Distributions from net investment income	(0.28)	(0.23)	(0.34)	(0.28)	(0.33)
Distributions from net realized capital gains	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)
Total distributions	(0.40)	(0.25)	(0.85)	(0.86)	(0.76)
Net Asset Value, End of Period	$10.54	$9.83	$9.53	$9.43	$11.94
Total Return (%) (b)	11.50	5.83	10.52	(13.84)	7.42
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.32	0.32	0.32	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (d)	3.25	2.36	2.23	2.42	1.34
Portfolio turnover rate (%)	10	5	6	10	7
Net assets, end of period (in millions)	$3,040.7	$3,238.8	$3,578.8	$3,721.3	$4,940.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(d)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTII-97

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of December 31, 2025
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	21,929,375	$174,338,530
Allspring Mid Cap Value Portfolio (Class A) (a)	2,141,459	21,650,152
Baillie Gifford International Stock Portfolio (Class A) (b)	26,450,831	306,565,126
BlackRock Bond Income Portfolio (Class A) (b)	7,591,868	696,326,167
BlackRock Capital Appreciation Portfolio (Class A) (b)	4,849,656	215,276,218
BlackRock High Yield Portfolio (Class A) (a)	12,610,967	96,221,675
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,334,325	128,757,932
Brighthouse/Artisan International Portfolio (Class A) (a)	20,657,020	262,344,152
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	128,932	21,553,571
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,097,084	87,578,021
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,472,136	152,367,255
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	17,243,795	152,435,149
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	18,793,516	152,791,289
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,513,776	370,007,189
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	17,703,705	260,952,606
CBRE Global Real Estate Portfolio (Class A) (a)	12,252,104	130,117,345
Harris Oakmark International Portfolio (Class A) (a)	22,828,704	350,420,599
Invesco Comstock Portfolio (Class A) (a)	28,056,841	370,630,869
Invesco Global Equity Portfolio (Class A) (a)	3,478,292	87,131,202
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	10,443,027	105,996,728
Jennison Growth Portfolio (Class A) (b)	16,393,770	257,218,250
JPMorgan Core Bond Portfolio (Class A) (a)	23,622,432	217,326,372
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,367,112	64,298,004
Loomis Sayles Growth Portfolio (Class A) (a)	12,378,549	238,658,432
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	5,737,249	64,142,445
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Research International Portfolio (Class A) (a)	16,145,822	$218,937,345
MFS Value Portfolio (Class A) (b)	31,932,564	435,240,842
Neuberger Berman Genesis Portfolio (Class A) (b)	4,235,894	64,004,360
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,007,287	216,375,057
PIMCO Total Return Portfolio (Class A) (a)	53,586,967	544,443,581
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	15,640,288	219,276,841
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	7,627,958	194,131,540
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,433,894	393,323,598
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,132,023	43,262,956
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,885,984	128,285,890
TCW Core Fixed Income Portfolio (Class A) (a)	55,653,541	490,864,230
VanEck Global Natural Resources Portfolio (Class A) (b)	18,449,243	260,872,289
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,233,867	131,024,713
Western Asset Management U.S. Government Portfolio (Class A) (b)	34,435,184	369,833,877
Total Investment Companies (Cost $8,462,734,109)		8,694,982,397
Total Investments—100.0% (Cost $8,462,734,109)		8,694,982,397
Other assets and liabilities (net)—0.0%		(2,559,034)
Net Assets—100.0%		$8,692,423,363

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
AB International Bond Portfolio (Class A)	$205,216,255	$17,016,312	$(44,858,556)	$(10,405,057)	$7,369,576	$174,338,530
Allspring Mid Cap Value Portfolio (Class A)	22,135,988	4,174,212	(1,988,984)	(257,810)	(2,413,254)	21,650,152
Baillie Gifford International Stock Portfolio (Class A)	307,470,747	14,704,633	(56,738,431)	(10,425,088)	51,553,265	306,565,126
BlackRock Bond Income Portfolio (Class A)	681,608,054	47,657,346	(48,835,992)	(11,383,345)	27,280,104	696,326,167
BlackRock Capital Appreciation Portfolio (Class A)	223,770,091	32,047,894	(39,637,760)	(3,201,274)	2,297,267	215,276,218
BlackRock High Yield Portfolio (Class A)	77,639,189	22,021,259	(5,081,392)	(441,401)	2,084,020	96,221,675
Brighthouse Small Cap Value Portfolio (Class A)	130,823,154	26,889,940	(4,938,304)	70,042	(24,086,900)	128,757,932
Brighthouse/Artisan International Portfolio (Class A)	269,029,373	47,430,626	(91,864,955)	19,104,316	18,644,792	262,344,152
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	22,197,416	4,576,068	(1,294,862)	(532,392)	(3,392,659)	21,553,571
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,420,559	7,885,936	(28,758,121)	(4,299,474)	24,329,121	87,578,021
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	160,198,273	16,949,117	(16,794,772)	(1,628,434)	(6,356,929)	152,367,255
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	182,887,991	8,077,599	(39,195,206)	(4,278,307)	4,943,072	152,435,149
Brighthouse/Templeton International Bond Portfolio (Class A)	168,584,601	54,478	(41,486,886)	(20,094,169)	45,733,265	152,791,289
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	381,827,670	52,064,176	(40,390,139)	(3,720,365)	(19,774,153)	370,007,189
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	269,790,178	48,833,745	(48,296,346)	2,854,053	(12,229,024)	260,952,606
CBRE Global Real Estate Portfolio (Class A)	128,924,422	4,560,507	(8,644,183)	(461,758)	5,738,357	130,117,345
Harris Oakmark International Portfolio (Class A)	349,849,969	20,220,933	(103,146,991)	(8,416,904)	91,913,592	350,420,599
See accompanying notes to financial statements.
BHFTII-98

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
Invesco Comstock Portfolio (Class A)	$378,905,186	$54,101,518	$(69,700,712)	$2,558,283	$4,766,594	$370,630,869
Invesco Global Equity Portfolio (Class A)	89,501,136	13,627,953	(15,629,974)	595,173	(963,086)	87,131,202
Invesco Small Cap Growth Portfolio (Class A)	109,585,662	8,283,891	(19,787,233)	(4,627,977)	12,542,385	105,996,728
Jennison Growth Portfolio (Class A)	267,787,999	48,876,064	(49,182,291)	(8,180,675)	(2,082,847)	257,218,250
JPMorgan Core Bond Portfolio (Class A)	227,578,907	12,802,280	(29,311,382)	(3,362,360)	9,618,927	217,326,372
JPMorgan Small Cap Value Portfolio (Class A)	65,348,391	10,644,347	(12,050,208)	(286,271)	641,745	64,298,004
Loomis Sayles Growth Portfolio (Class A)	245,250,379	34,945,314	(44,586,559)	16,739,816	(13,690,518)	238,658,432
Loomis Sayles Small Cap Growth Portfolio (Class A)	65,973,185	10,758,363	(8,281,978)	(270,576)	(4,036,549)	64,142,445
MFS Research International Portfolio (Class A)	218,432,477	17,630,774	(46,183,355)	12,477,587	16,579,862	218,937,345
MFS Value Portfolio (Class A)	444,545,877	58,312,981	(65,185,067)	(11,492,384)	9,059,435	435,240,842
Neuberger Berman Genesis Portfolio (Class A)	64,344,853	11,986,582	(1,044,793)	(352,596)	(10,929,686)	64,004,360
PIMCO Inflation Protected Bond Portfolio (Class A)	227,516,779	7,686,796	(31,516,293)	(2,646,968)	15,334,743	216,375,057
PIMCO Total Return Portfolio (Class A)	569,118,406	39,223,912	(80,985,793)	(16,441,515)	33,528,571	544,443,581
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	108,643,444	134,149,048	(59,554,331)	10,744,488	25,294,192	219,276,841
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	108,404,172	2,140,109	(135,687,570)	(211,779)	25,355,068	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	201,203,103	28,548,599	(37,699,975)	2,771,225	(691,412)	194,131,540
T. Rowe Price Large Cap Value Portfolio (Class A)	396,011,882	49,772,030	(53,997,936)	(7,166,973)	8,704,595	393,323,598
T. Rowe Price Mid Cap Growth Portfolio (Class A)	44,451,441	6,786,034	(3,547,004)	(683,436)	(3,744,079)	43,262,956
T. Rowe Price Small Cap Growth Portfolio (Class A)	129,900,042	30,252,403	(17,555,212)	(2,993,603)	(11,317,740)	128,285,890
TCW Core Fixed Income Portfolio (Class A)	467,018,692	44,882,801	(33,646,143)	(4,092,318)	16,701,198	490,864,230
VanEck Global Natural Resources Portfolio (Class A)	255,882,500	19,678,494	(85,727,306)	23,396,937	47,641,664	260,872,289
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	182,341,501	10,246,823	(63,672,653)	(16,874,555)	18,983,597	131,024,713
Western Asset Management U.S. Government Portfolio (Class A)	387,853,613	22,450,618	(50,939,971)	(7,181,023)	17,650,640	369,833,877
	$8,925,973,557	$1,052,952,515	$(1,637,425,619)	$(75,098,867)	$428,580,811	$8,694,982,397

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
AB International Bond Portfolio (Class A)	$—	$17,015,944	21,929,375
Allspring Mid Cap Value Portfolio (Class A)	3,648,907	360,881	2,141,459
Baillie Gifford International Stock Portfolio (Class A)	12,563,314	2,124,485	26,450,831
BlackRock Bond Income Portfolio (Class A)	—	36,239,744	7,591,868
BlackRock Capital Appreciation Portfolio (Class A)	29,303,874	—	4,849,656
BlackRock High Yield Portfolio (Class A)	—	6,248,789	12,610,967
Brighthouse Small Cap Value Portfolio (Class A)	18,705,785	1,977,834	11,334,325
Brighthouse/Artisan International Portfolio (Class A)	43,908,084	3,514,191	20,657,020
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	4,061,847	288,593	128,932
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,223,790	2,661,176	7,097,084
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	14,103,700	16,472,136
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	8,076,994	17,243,795
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	18,793,516
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	46,694,160	5,370,016	13,513,776
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	47,417,818	1,372,273	17,703,705
CBRE Global Real Estate Portfolio (Class A)	—	3,868,443	12,252,104
Harris Oakmark International Portfolio (Class A)	11,989,089	8,221,089	22,828,704
Invesco Comstock Portfolio (Class A)	46,104,227	7,990,667	28,056,841
Invesco Global Equity Portfolio (Class A)	13,481,884	129,922	3,478,292
Invesco Small Cap Growth Portfolio (Class A)	—	—	10,443,027
Jennison Growth Portfolio (Class A)	46,386,247	—	16,393,770
JPMorgan Core Bond Portfolio (Class A)	—	9,367,138	23,622,432
JPMorgan Small Cap Value Portfolio (Class A)	7,063,044	784,156	5,367,112
Loomis Sayles Growth Portfolio (Class A)	32,412,326	—	12,378,549
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,380,355	—	5,737,249
MFS Research International Portfolio (Class A)	12,583,186	4,330,049	16,145,822
MFS Value Portfolio (Class A)	50,257,184	8,055,796	31,932,564
Neuberger Berman Genesis Portfolio (Class A)	8,393,760	67,300	4,235,894
See accompanying notes to financial statements.
BHFTII-99

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
PIMCO Inflation Protected Bond Portfolio (Class A)	$1,637,088	$2,815,791	21,007,287
PIMCO Total Return Portfolio (Class A)	—	32,236,956	53,586,967
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,143,830	15,640,288
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,126,556	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	27,756,894	—	7,627,958
T. Rowe Price Large Cap Value Portfolio (Class A)	37,283,652	8,059,409	14,433,894
T. Rowe Price Mid Cap Growth Portfolio (Class A)	6,139,678	—	5,132,023
T. Rowe Price Small Cap Growth Portfolio (Class A)	27,401,036	339,351	6,885,984
TCW Core Fixed Income Portfolio (Class A)	—	21,887,379	55,653,541
VanEck Global Natural Resources Portfolio (Class A)	4,624,088	8,712,050	18,449,243
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,246,823	12,233,867
Western Asset Management U.S. Government Portfolio (Class A)	—	15,442,796	34,435,184
	$552,421,317	$246,180,121
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$920,963,512	$0	$1,505,436,616
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,694,982,397	$—	$—	$8,694,982,397
Total Investments	$8,694,982,397	$—	$—	$8,694,982,397

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-100

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Affiliated investments at value (a)	$8,694,982,397
Receivable for:
Affiliated investments sold	3,886,249
Fund shares sold	36,495
Total Assets	8,698,905,141
Liabilities
Payable for:
Fund shares redeemed	3,922,744
Accrued Expenses:
Management fees	402,632
Distribution and service fees	1,787,371
Deferred trustees’ fees	276,333
Other expenses	92,698
Total Liabilities	6,481,778
Net Assets	$8,692,423,363
Net Assets Consist of:
Paid in surplus	$7,861,387,942
Distributable earnings (Accumulated losses)	831,035,421
Net Assets	$8,692,423,363
Net Assets
Class A	$313,085,069
Class B	8,379,338,294
Capital Shares Outstanding*
Class A	27,999,921
Class B	755,158,747
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.18
Class B	11.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $8,462,734,109.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends from affiliated investments	$246,180,121
Total investment income	246,180,121
Expenses
Management fees	4,768,792
Administration fees	30,425
Custodian and accounting fees	13,304
Distribution and service fees—Class B	21,206,219
Audit and tax services	35,303
Legal	48,492
Trustees’ fees and expenses	62,093
Miscellaneous	17,512
Total expenses	26,182,140
Net Investment Income	219,997,981
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(75,098,867)
Capital gain distributions from affiliated investments	552,421,317
Net realized gain (loss)	477,322,450
Net change in unrealized appreciation (depreciation) on affiliated investments	428,580,811
Net realized and unrealized gain (loss)	905,903,261
Net Increase (Decrease) in Net Assets From Operations	$1,125,901,242
See accompanying notes to financial statements.
BHFTII-101

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$219,997,981	$184,358,438
Net realized gain (loss)	477,322,450	230,183,517
Net change in unrealized appreciation (depreciation)	428,580,811	322,049,258
Increase (decrease) in net assets from operations	1,125,901,242	736,591,213
From Distributions to Shareholders
Class A	(15,322,991)	(11,396,489)
Class B	(408,714,052)	(320,276,585)
Total distributions	(424,037,043)	(331,673,074)
Increase (decrease) in net assets from capital share transactions	(932,836,041)	(1,042,645,210)
Total increase (decrease) in net assets	(230,971,842)	(637,727,071)
Net Assets
Beginning of period	8,923,395,205	9,561,122,276
End of period	$8,692,423,363	$8,923,395,205

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	712,080	$7,586,844	711,271	$7,301,106
Reinvestments	1,476,203	15,322,991	1,137,374	11,396,489
Redemptions	(3,129,631)	(33,416,596)	(3,441,441)	(35,362,124)
Net increase (decrease)	(941,348)	$(10,506,761)	(1,592,796)	$(16,664,529)
Class B
Sales	3,502,821	$37,300,837	4,475,541	$45,473,025
Reinvestments	39,642,488	408,714,052	32,156,284	320,276,585
Redemptions	(128,986,710)	(1,368,344,169)	(136,792,962)	(1,391,730,291)
Net increase (decrease)	(85,841,401)	$(922,329,280)	(100,161,137)	$(1,025,980,681)
Increase (decrease) derived from capital shares transactions		$(932,836,041)		$(1,042,645,210)
See accompanying notes to financial statements.
BHFTII-102

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.33	$9.91	$9.81	$12.92	$12.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.22	0.20	0.23	0.17
Net realized and unrealized gain (loss)	1.11	0.59	1.10	(2.20)	1.20
Total income (loss) from investment operations	1.40	0.81	1.30	(1.97)	1.37
Less Distributions
Distributions from net investment income	(0.27)	(0.22)	(0.35)	(0.28)	(0.31)
Distributions from net realized capital gains	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)
Total distributions	(0.55)	(0.39)	(1.20)	(1.14)	(1.00)
Net Asset Value, End of Period	$11.18	$10.33	$9.91	$9.81	$12.92
Total Return (%) (b)	13.96	8.28	13.93	(15.17)	11.17
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.06	0.06	0.06	0.06	0.05
Ratio of net investment income (loss) to average net assets (%) (d)	2.73	2.19	2.08	2.16	1.33
Portfolio turnover rate (%)	10	6	8	14	9
Net assets, end of period (in millions)	$313.1	$299.0	$302.6	$288.1	$366.2

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.25	$9.84	$9.75	$12.83	$12.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.20	0.18	0.20	0.14
Net realized and unrealized gain (loss)	1.11	0.57	1.08	(2.18)	1.19
Total income (loss) from investment operations	1.37	0.77	1.26	(1.98)	1.33
Less Distributions
Distributions from net investment income	(0.24)	(0.19)	(0.32)	(0.24)	(0.28)
Distributions from net realized capital gains	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)
Total distributions	(0.52)	(0.36)	(1.17)	(1.10)	(0.97)
Net Asset Value, End of Period	$11.10	$10.25	$9.84	$9.75	$12.83
Total Return (%) (b)	13.77	7.96	13.59	(15.33)	10.90
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.31	0.31	0.30
Ratio of net investment income (loss) to average net assets (%) (d)	2.49	1.96	1.82	1.90	1.08
Portfolio turnover rate (%)	10	6	8	14	9
Net assets, end of period (in millions)	$8,379.3	$8,624.4	$9,258.6	$9,113.9	$12,101.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(d)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTII-103

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of December 31, 2025
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	7,633,661	$60,687,603
Allspring Mid Cap Value Portfolio (Class A) (a)	6,000,067	60,660,681
Baillie Gifford International Stock Portfolio (Class A) (b)	31,818,997	368,782,171
BlackRock Bond Income Portfolio (Class A) (b)	3,960,521	363,258,942
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,453,144	242,065,068
BlackRock High Yield Portfolio (Class A) (a)	8,029,754	61,267,024
Brighthouse Small Cap Value Portfolio (Class A) (a)	14,084,529	160,000,245
Brighthouse/Artisan International Portfolio (Class A) (a)	25,818,967	327,900,881
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	120,400	20,127,246
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	13,298,311	164,101,162
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,742,563	80,868,709
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	9,980,086	81,138,098
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,385,386	366,491,865
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	23,466,577	345,897,345
CBRE Global Real Estate Portfolio (Class A) (a)	18,980,559	201,573,538
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,356,924	40,002,107
Harris Oakmark International Portfolio (Class A) (a)	25,375,493	389,513,820
Invesco Comstock Portfolio (Class A) (a)	32,470,748	428,938,585
Invesco Global Equity Portfolio (Class A) (a)	4,882,375	122,303,494
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	13,651,991	138,567,713
Jennison Growth Portfolio (Class A) (b)	24,322,574	381,621,184
JPMorgan Core Bond Portfolio (Class A) (a)	17,535,326	161,325,003
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,362,659	100,184,660
Loomis Sayles Growth Portfolio (Class A) (a)	18,939,185	365,147,489
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	10,723,063	119,883,846
MFS Research International Portfolio (Class A) (a)	21,168,798	287,048,905
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	34,386,509	$468,688,112
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,975,618	17,879,346
Neuberger Berman Genesis Portfolio (Class A) (b)	1,294,738	19,563,497
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	7,777,211	80,105,269
PIMCO Total Return Portfolio (Class A) (a)	25,873,247	262,872,189
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	20,475,536	287,067,011
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,699,442	323,200,790
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,778,736	429,970,570
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,796,511	40,434,586
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,508,517	139,883,667
TCW Core Fixed Income Portfolio (Class A) (a)	27,398,312	241,653,113
VanEck Global Natural Resources Portfolio (Class A) (b)	17,274,315	244,258,815
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,157,339	20,218,706
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,477,862	101,507,906
Total Investment Companies (Cost $7,589,470,776)		8,116,660,961
Total Investments—100.0% (Cost $7,589,470,776)		8,116,660,961
Other assets and liabilities (net)—0.0%		(2,395,502)
Net Assets—100.0%		$8,114,265,459

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the year ended December 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
AB International Bond Portfolio (Class A)	$62,698,529	$7,446,716	$(8,314,816)	$(2,024,719)	$881,893	$60,687,603
Allspring Mid Cap Value Portfolio (Class A)	60,948,525	11,784,026	(4,716,521)	(547,613)	(6,807,736)	60,660,681
Baillie Gifford International Stock Portfolio (Class A)	357,482,278	17,391,725	(54,195,446)	7,382,944	40,720,670	368,782,171
BlackRock Bond Income Portfolio (Class A)	348,403,676	28,858,108	(22,299,097)	(3,694,453)	11,990,708	363,258,942
BlackRock Capital Appreciation Portfolio (Class A)	250,580,068	32,276,661	(39,538,783)	2,287,290	(3,540,168)	242,065,068
BlackRock High Yield Portfolio (Class A)	62,698,513	5,553,536	(8,161,938)	(782,759)	1,959,672	61,267,024
Brighthouse Small Cap Value Portfolio (Class A)	161,195,219	29,513,622	(1,406,126)	115,985	(29,418,455)	160,000,245
Brighthouse/Artisan International Portfolio (Class A)	326,488,764	57,924,744	(102,682,859)	18,572,888	27,597,344	327,900,881
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,369,269	4,290,528	(929,064)	(163,178)	(3,440,309)	20,127,246
Brighthouse/Dimensional International Small Company Portfolio (Class A)	159,911,308	14,450,368	(46,949,595)	(6,812,098)	43,501,179	164,101,162
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	83,904,108	9,536,529	(8,392,633)	(821,720)	(3,357,575)	80,868,709
Brighthouse/Templeton International Bond Portfolio (Class A)	94,927,528	1,092,204	(28,939,171)	(8,293,557)	22,351,094	81,138,098
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,942,529	51,447,374	(29,035,909)	(1,232,230)	(21,629,899)	366,491,865
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	352,650,355	63,492,056	(58,222,240)	999,167	(13,021,993)	345,897,345
CBRE Global Real Estate Portfolio (Class A)	193,716,177	9,059,500	(9,165,944)	(515,134)	8,478,939	201,573,538
Frontier Mid Cap Growth Portfolio (Class A)	40,678,400	3,885,086	(4,852,730)	(1,162,902)	1,454,253	40,002,107
See accompanying notes to financial statements.
BHFTII-104

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
Harris Oakmark International Portfolio (Class A)	$376,050,948	$25,383,094	$(102,868,578)	$7,308,206	$83,640,150	$389,513,820
Invesco Comstock Portfolio (Class A)	430,536,772	61,411,181	(71,737,511)	(5,488,778)	14,216,921	428,938,585
Invesco Global Equity Portfolio (Class A)	124,184,240	18,587,933	(20,021,558)	4,750,343	(5,197,464)	122,303,494
Invesco Small Cap Growth Portfolio (Class A)	142,041,625	7,079,725	(20,383,437)	(8,524,367)	18,354,167	138,567,713
Jennison Growth Portfolio (Class A)	395,783,984	67,243,162	(66,347,369)	(8,411,936)	(6,646,657)	381,621,184
JPMorgan Core Bond Portfolio (Class A)	164,525,045	10,821,892	(18,638,907)	(2,347,936)	6,964,909	161,325,003
JPMorgan Small Cap Value Portfolio (Class A)	100,462,603	14,094,058	(15,020,466)	59,500	588,965	100,184,660
Loomis Sayles Growth Portfolio (Class A)	375,967,659	48,632,537	(63,928,941)	24,039,246	(19,563,012)	365,147,489
Loomis Sayles Small Cap Growth Portfolio (Class A)	122,474,750	16,730,779	(11,395,282)	(783,628)	(7,142,773)	119,883,846
MFS Research International Portfolio (Class A)	276,759,334	23,493,544	(50,295,825)	9,364,322	27,727,530	287,048,905
MFS Value Portfolio (Class A)	467,880,982	63,808,229	(60,615,976)	(9,087,195)	6,702,072	468,688,112
Morgan Stanley Discovery Portfolio (Class A)	20,543,934	321,927	(5,945,966)	3,039,926	(80,475)	17,879,346
Neuberger Berman Genesis Portfolio (Class A)	19,816,674	3,222,379	(36,105)	(10,162)	(3,429,289)	19,563,497
PIMCO Inflation Protected Bond Portfolio (Class A)	82,575,087	3,522,955	(10,656,398)	23,937	4,639,688	80,105,269
PIMCO Total Return Portfolio (Class A)	268,017,435	21,082,604	(34,461,370)	(5,752,148)	13,985,668	262,872,189
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	137,435,142	175,876,302	(67,682,164)	8,562,313	32,875,418	287,067,011
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	137,144,711	2,751,615	(176,755,823)	160,304	36,699,193	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	332,870,724	45,018,405	(58,133,257)	9,278,306	(5,833,388)	323,200,790
T. Rowe Price Large Cap Value Portfolio (Class A)	424,136,536	55,224,986	(51,439,338)	(10,342,417)	12,390,803	429,970,570
T. Rowe Price Mid Cap Growth Portfolio (Class A)	41,021,373	5,567,242	(2,134,525)	(323,597)	(3,695,907)	40,434,586
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,831,275	29,487,428	(14,467,604)	(3,404,376)	(11,563,056)	139,883,667
TCW Core Fixed Income Portfolio (Class A)	224,430,341	25,650,177	(14,654,083)	(1,721,540)	7,948,218	241,653,113
VanEck Global Natural Resources Portfolio (Class A)	229,804,389	20,044,061	(70,860,090)	14,229,346	51,041,109	244,258,815
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,284,205	2,907,365	(763,148)	(82,643)	(2,127,073)	20,218,706
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,018,281	7,849,058	(32,735,318)	(8,319,756)	9,695,641	101,507,906
	$8,123,193,295	$1,103,815,421	$(1,469,781,911)	$19,523,181	$339,910,975	$8,116,660,961

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
AB International Bond Portfolio (Class A)	$—	$5,851,545	7,633,661
Allspring Mid Cap Value Portfolio (Class A)	10,064,795	995,419	6,000,067
Baillie Gifford International Stock Portfolio (Class A)	14,826,555	2,507,204	31,818,997
BlackRock Bond Income Portfolio (Class A)	—	18,731,006	3,960,521
BlackRock Capital Appreciation Portfolio (Class A)	32,139,387	—	5,453,144
BlackRock High Yield Portfolio (Class A)	—	4,161,053	8,029,754
Brighthouse Small Cap Value Portfolio (Class A)	22,523,488	2,381,494	14,084,529
Brighthouse/Artisan International Portfolio (Class A)	53,624,508	4,291,847	25,818,967
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	3,732,731	265,209	120,400
Brighthouse/Dimensional International Small Company Portfolio (Class A)	9,570,312	4,875,442	13,298,311
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	7,385,792	8,742,563
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	9,980,086
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	45,358,103	5,216,365	13,385,386
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	61,644,882	1,784,006	23,466,577
CBRE Global Real Estate Portfolio (Class A)	—	5,908,693	18,980,559
Frontier Mid Cap Growth Portfolio (Class A)	2,028,686	—	1,356,924
Harris Oakmark International Portfolio (Class A)	13,065,389	8,959,124	25,375,493
Invesco Comstock Portfolio (Class A)	52,338,278	9,071,137	32,470,748
Invesco Global Equity Portfolio (Class A)	18,389,692	177,217	4,882,375
Invesco Small Cap Growth Portfolio (Class A)	—	—	13,651,991
Jennison Growth Portfolio (Class A)	67,061,393	—	24,322,574
JPMorgan Core Bond Portfolio (Class A)	—	6,863,179	17,535,326
JPMorgan Small Cap Value Portfolio (Class A)	10,630,474	1,180,220	8,362,659
Loomis Sayles Growth Portfolio (Class A)	48,471,697	—	18,939,185
Loomis Sayles Small Cap Growth Portfolio (Class A)	13,330,845	—	10,723,063
MFS Research International Portfolio (Class A)	16,149,827	5,557,379	21,168,798
See accompanying notes to financial statements.
BHFTII-105

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at December 31, 2025
MFS Value Portfolio (Class A)	$52,996,507	$8,494,886	34,386,509
Morgan Stanley Discovery Portfolio (Class A)	—	—	1,975,618
Neuberger Berman Genesis Portfolio (Class A)	2,527,452	20,265	1,294,738
PIMCO Inflation Protected Bond Portfolio (Class A)	599,649	1,031,396	7,777,211
PIMCO Total Return Portfolio (Class A)	—	15,362,198	25,873,247
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,708,403	20,475,536
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,709,455	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	44,887,281	—	12,699,442
T. Rowe Price Large Cap Value Portfolio (Class A)	39,925,472	8,630,477	15,778,736
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,543,813	—	4,796,511
T. Rowe Price Small Cap Growth Portfolio (Class A)	28,866,495	357,500	7,508,517
TCW Core Fixed Income Portfolio (Class A)	—	10,593,898	27,398,312
VanEck Global Natural Resources Portfolio (Class A)	4,240,493	7,989,335	17,274,315
Victory Sycamore Mid Cap Value Portfolio (Class A)	2,443,788	286,839	1,157,339
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	7,848,733	9,477,862
	$676,981,992	$162,196,716
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$930,716,582	$0	$1,296,683,072
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,116,660,961	$—	$—	$8,116,660,961
Total Investments	$8,116,660,961	$—	$—	$8,116,660,961

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-106

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Affiliated investments at value (a)	$8,116,660,961
Receivable for:
Affiliated investments sold	2,203,093
Fund shares sold	23,504
Total Assets	8,118,887,558
Liabilities
Payable for:
Fund shares redeemed	2,226,597
Accrued Expenses:
Management fees	377,800
Distribution and service fees	1,624,163
Deferred trustees’ fees	300,837
Other expenses	92,702
Total Liabilities	4,622,099
Net Assets	$8,114,265,459
Net Assets Consist of:
Paid in surplus	$6,821,207,447
Distributable earnings (Accumulated losses)	1,293,058,012
Net Assets	$8,114,265,459
Net Assets
Class A	$497,489,446
Class B	7,616,776,013
Capital Shares Outstanding*
Class A	39,721,017
Class B	612,919,498
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.52
Class B	12.43

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $7,589,470,776.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends from affiliated investments	$162,196,716
Total investment income	162,196,716
Expenses
Management fees	4,419,736
Administration fees	30,425
Custodian and accounting fees	13,315
Distribution and service fees—Class B	19,038,341
Audit and tax services	35,304
Legal	48,492
Trustees’ fees and expenses	62,093
Miscellaneous	16,909
Total expenses	23,664,615
Net Investment Income	138,532,101
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	19,523,181
Capital gain distributions from affiliated investments	676,981,992
Net realized gain (loss)	696,505,173
Net change in unrealized appreciation (depreciation) on affiliated investments	339,910,975
Net realized and unrealized gain (loss)	1,036,416,148
Net Increase (Decrease) in Net Assets From Operations	$1,174,948,249
See accompanying notes to financial statements.
BHFTII-107

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$138,532,101	$124,888,377
Net realized gain (loss)	696,505,173	305,689,207
Net change in unrealized appreciation (depreciation)	339,910,975	440,753,020
Increase (decrease) in net assets from operations	1,174,948,249	871,330,604
From Distributions to Shareholders
Class A	(25,575,582)	(16,368,965)
Class B	(397,301,411)	(268,266,939)
Total distributions	(422,876,993)	(284,635,904)
Increase (decrease) in net assets from capital share transactions	(758,631,891)	(879,130,310)
Total increase (decrease) in net assets	(6,560,635)	(292,435,610)
Net Assets
Beginning of period	8,120,826,094	8,413,261,704
End of period	$8,114,265,459	$8,120,826,094

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	848,354	$10,049,978	1,136,237	$12,712,937
Reinvestments	2,223,964	25,575,582	1,486,736	16,368,965
Redemptions	(3,266,118)	(38,800,391)	(3,976,306)	(44,761,573)
Net increase (decrease)	(193,800)	$(3,174,831)	(1,353,333)	$(15,679,671)
Class B
Sales	4,301,955	$50,517,846	5,086,886	$56,699,090
Reinvestments	34,759,528	397,301,411	24,521,658	268,266,939
Redemptions	(102,128,697)	(1,203,276,317)	(106,652,289)	(1,188,416,668)
Net increase (decrease)	(63,067,214)	$(755,457,060)	(77,043,745)	$(863,450,639)
Increase (decrease) derived from capital shares transactions		$(758,631,891)		$(879,130,310)
See accompanying notes to financial statements.
BHFTII-108

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.42	$10.66	$10.61	$14.67	$13.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.19	0.17	0.19	0.16
Net realized and unrealized gain (loss)	1.53	0.98	1.57	(2.81)	1.86
Total income (loss) from investment operations	1.76	1.17	1.74	(2.62)	2.02
Less Distributions
Distributions from net investment income	(0.23)	(0.18)	(0.37)	(0.26)	(0.28)
Distributions from net realized capital gains	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)
Total distributions	(0.66)	(0.41)	(1.69)	(1.44)	(1.26)
Net Asset Value, End of Period	$12.52	$11.42	$10.66	$10.61	$14.67
Total Return (%) (b)	15.91	11.09	17.51	(17.71)	14.87
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (d)	1.94	1.72	1.64	1.62	1.08
Portfolio turnover rate (%)	11	8	8	14	10
Net assets, end of period (in millions)	$497.5	$456.0	$440.1	$410.6	$522.1

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.34	$10.59	$10.54	$14.58	$13.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.16	0.14	0.16	0.12
Net realized and unrealized gain (loss)	1.52	0.98	1.57	(2.80)	1.87
Total income (loss) from investment operations	1.72	1.14	1.71	(2.64)	1.99
Less Distributions
Distributions from net investment income	(0.20)	(0.16)	(0.34)	(0.22)	(0.25)
Distributions from net realized capital gains	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)
Total distributions	(0.63)	(0.39)	(1.66)	(1.40)	(1.23)
Net Asset Value, End of Period	$12.43	$11.34	$10.59	$10.54	$14.58
Total Return (%) (b)	15.63	10.80	17.30	(17.97)	14.71
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (d)	1.70	1.47	1.38	1.37	0.83
Portfolio turnover rate (%)	11	8	8	14	10
Net assets, end of period (in millions)	$7,616.8	$7,664.8	$7,973.2	$7,603.8	$10,335.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(d)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	43,156	$6,430,676
Banks — 7.9%
Fifth Third Bancorp (a)	199,569	9,341,825
First Citizens BancShares, Inc. - Class A (a)	9,195	19,734,125
M&T Bank Corp. (a)	40,160	8,091,437
Prosperity Bancshares, Inc.	191,497	13,234,358
		50,401,745
Beverages — 1.6%
Constellation Brands, Inc. - Class A (a)	73,007	10,072,046
Capital Markets — 1.1%
Moelis & Co. - Class A (a)	101,983	7,010,311
Construction Materials — 2.2%
Amrize Ltd. (b)	258,524	13,980,978
Consumer Staples Distribution & Retail — 1.6%
Sysco Corp.	135,283	9,969,004
Containers & Packaging — 1.6%
Silgan Holdings, Inc. (a)	259,557	10,478,316
Distributors — 2.0%
Genuine Parts Co. (a)	105,358	12,954,820
Electric Utilities — 4.6%
Alliant Energy Corp. (a)	204,067	13,266,396
OGE Energy Corp. (a)	376,756	16,087,481
		29,353,877
Electrical Equipment — 2.5%
nVent Electric PLC	157,102	16,019,691
Electronic Equipment, Instruments & Components — 5.9%
CDW Corp.	67,963	9,256,561
Ralliant Corp.	220,566	11,229,015
Vontier Corp.	457,202	16,998,770
		37,484,346
Energy Equipment & Services — 2.0%
NOV, Inc. (a)	812,414	12,698,031
Entertainment — 1.8%
Warner Music Group Corp. - Class A (a)	371,392	11,390,593
Financial Services — 1.6%
Corebridge Financial, Inc. (a)	343,840	10,373,653
Food Products — 2.1%
Tyson Foods, Inc. - Class A	234,633	13,754,186
Gas Utilities — 2.2%
UGI Corp. (a)	380,960	14,259,333
Ground Transportation — 2.3%
U-Haul Holding Co. (Non-Voting Shares) (a)	309,365	14,459,720
Security Description	Shares	Value
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc. (b)	69,230	$10,810,265
Baxter International, Inc. (a)	435,100	8,314,761
		19,125,026
Health Care Providers & Services — 4.5%
Elevance Health, Inc.	40,858	14,322,772
Humana, Inc.	56,701	14,522,827
		28,845,599
Hotels, Restaurants & Leisure — 6.6%
Expedia Group, Inc.	75,311	21,336,359
MGM Resorts International (a) (b)	257,968	9,413,252
Vail Resorts, Inc. (a)	85,792	11,393,178
		42,142,789
Industrial REITs — 0.6%
Lineage, Inc. (a)	104,440	3,655,400
Insurance — 3.5%
Arch Capital Group Ltd. (b)	94,788	9,092,065
Globe Life, Inc.	94,097	13,160,406
		22,252,471
Interactive Media & Services — 1.4%
Pinterest, Inc. - Class A (b)	351,830	9,108,879
IT Services — 1.7%
Gartner, Inc. (a) (b)	43,417	10,953,241
Leisure Products — 1.8%
Polaris, Inc. (a)	185,250	11,717,063
Life Sciences Tools & Services — 5.6%
ICON PLC (a) (b)	89,551	16,317,983
Revvity, Inc.	99,305	9,607,759
Waters Corp. (b)	26,962	10,240,976
		36,166,718
Machinery — 2.1%
Otis Worldwide Corp.	151,069	13,195,877
Media — 3.7%
News Corp. - Class A	429,138	11,209,084
Omnicom Group, Inc. (a)	150,993	12,192,685
		23,401,769
Oil, Gas & Consumable Fuels — 1.9%
Permian Resources Corp.	880,447	12,352,671
Professional Services — 3.0%
Genpact Ltd.	404,573	18,925,925
Retail REITs — 1.8%
NNN REIT, Inc.	291,287	11,543,704
See accompanying notes to financial statements.
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc. (a)	62,308	$16,897,930
Software — 1.4%
Check Point Software Technologies Ltd. (a) (b)	48,481	8,996,134
Specialized REITs — 4.5%
Lamar Advertising Co. - Class A	157,117	19,887,870
Public Storage	35,035	9,091,582
		28,979,452
Specialty Retail — 2.0%
Asbury Automotive Group, Inc. (a) (b)	55,444	12,892,393
Trading Companies & Distributors — 1.4%
Ferguson Enterprises, Inc.	41,340	9,203,524
Total Common Stocks (Cost $491,459,694)		621,447,891

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—2.9%
Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $18,388,824; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $18,754,025	18,386,270	18,386,270
Total Short-Term Investments (Cost $18,386,270)		18,386,270

Securities Lending Reinvestments (e)—20.1%
Short-Term Investment Funds—4.4%
AB Government Money Market Portfolio, Institutional Class 3.610% (f)	500,990	500,990
Allspring Government Money Market Fund, Select Class 3.710% (f)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (f)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (f)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (f)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.690% (f)	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (f)	5,000,000	$5,000,000
		28,500,990

Certificate of Deposit—0.2%
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (g)	1,000,000	1,000,191
Repurchase Agreements—14.6%
Bank of Montreal
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $4,000,838; collateralized by various Common Stock with an aggregate market value of $4,450,495	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $15,003,142; collateralized by various Common Stock with an aggregate market value of $16,705,136	15,000,000	15,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $7,001,497; collateralized by various Common Stock with an aggregate market value of $7,795,730	7,000,000	7,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $4,397,112; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $4,485,055	4,396,177	4,396,177
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $2,042,906; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $2,080,250	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $18,003,910; collateralized by various Common Stock with an aggregate market value of $20,002,206	18,000,000	18,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $1,850,410; collateralized by various Common Stock with an aggregate market value of $2,058,973	1,850,000	1,850,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $14,003,002; collateralized by various Common Stock with an aggregate market value of $15,563,396	14,000,000	14,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $6,004,527; collateralized by various Common Stock with an aggregate market value of $6,673,113	6,000,000	6,000,000
See accompanying notes to financial statements.
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $10,002,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $10,202,171	10,000,000	$10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/25 at 3.910%, due on 02/04/26 with a maturity value of $1,003,801; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $306,000	300,000	300,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $5,001,039; collateralized by various Common Stock with an aggregate market value of $5,501,143	5,000,000	5,000,000
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $5,003,879; collateralized by various Common Stock with an aggregate market value of $5,556,321	5,000,000	5,000,000
		93,546,177
Time Deposits—0.9%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	4,000,000	4,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $129,047,167)		129,047,358
Total Investments—120.1% (Cost $638,893,131)		768,881,519
Other assets and liabilities (net)—(20.1)%		(128,796,100)
Net Assets—100.0%		$640,085,419

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $171,018,810 and the collateral received consisted of cash in the amount of $129,047,167 and non-cash collateral with a value of $47,806,272. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$211,014,206	$0	$255,329,021
See accompanying notes to financial statements.
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(129,047,167)	$—	$—	$—	$(129,047,167)
Gross amount of recognized liabilities for securities lending transactions					$(129,047,167)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$621,447,891	$—	$—	$621,447,891
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	18,386,270	—	18,386,270
Securities Lending Reinvestments
Short-Term Investment Funds	28,500,990	—	—	28,500,990
Certificate of Deposit	—	1,000,191	—	1,000,191
Repurchase Agreements	—	93,546,177	—	93,546,177
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	28,500,990	100,546,368	—	129,047,358
Total Investments	$649,948,881	$118,932,638	$0	$768,881,519
Collateral for Securities Loaned (Liability)	$—	$(129,047,167)	$—	$(129,047,167)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$768,881,519
Receivable for:
Fund shares sold	406,522
Dividends and interest	879,321
Prepaid expenses	2,269
Total Assets	770,169,631
Liabilities
Collateral for securities loaned	129,047,167
Payable for:
Fund shares redeemed	151,126
Accrued Expenses:
Management fees	399,582
Distribution and service fees	51,045
Deferred trustees’ fees	240,548
Other expenses	194,744
Total Liabilities	130,084,212
Net Assets	$640,085,419
Net Assets Consist of:
Paid in surplus	$495,607,588
Distributable earnings (Accumulated losses)	144,477,831
Net Assets	$640,085,419
Net Assets
Class A	$386,856,285
Class B	213,673,127
Class E	39,556,007
Capital Shares Outstanding*
Class A	2,314,090
Class B	1,389,686
Class E	246,643
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$167.17
Class B	153.76
Class E	160.38

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $638,893,131.
(b)	Includes securities loaned at value of $171,018,810.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends	$13,400,676
Interest	495,583
Securities lending income	133,110
Total investment income	14,029,369
Expenses
Management fees	5,371,778
Administration fees	46,686
Custodian and accounting fees	26,088
Distribution and service fees—Class B	552,559
Distribution and service fees—Class E	62,268
Audit and tax services	50,299
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	71,836
Insurance	5,989
Miscellaneous	15,019
Total expenses	6,313,107
Less management fee waiver	(620,604)
Net expenses	5,692,503
Net Investment Income	8,336,866
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	6,950,746
Net change in unrealized appreciation (depreciation) on investments	(4,496,569)
Net realized and unrealized gain (loss)	2,454,177
Net Increase (Decrease) in Net Assets From Operations	$10,791,043
See accompanying notes to financial statements.
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,336,866	$8,538,863
Net realized gain (loss)	6,950,746	123,529,224
Net change in unrealized appreciation (depreciation)	(4,496,569)	(92,458,458)
Increase (decrease) in net assets from operations	10,791,043	39,609,629
From Distributions to Shareholders
Class A	(77,722,805)	(45,406,384)
Class B	(45,984,102)	(26,550,970)
Class E	(8,394,621)	(4,906,125)
Total distributions	(132,101,528)	(76,863,479)
Increase (decrease) in net assets from capital share transactions	67,882,035	(56,496,771)
Total increase (decrease) in net assets	(53,428,450)	(93,750,621)
Net Assets
Beginning of period	693,513,869	787,264,490
End of period	$640,085,419	$693,513,869

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	40,339	$7,152,729	341,257	$71,114,204
Reinvestments	481,972	77,722,805	232,341	45,406,384
Redemptions	(210,060)	(37,544,588)	(713,941)	(151,315,968)
Net increase (decrease)	312,251	$47,330,946	(140,343)	$(34,795,380)
Class B
Sales	54,475	$8,897,470	27,792	$5,487,457
Reinvestments	309,616	45,984,102	145,103	26,550,970
Redemptions	(218,765)	(36,694,802)	(251,146)	(50,293,318)
Net increase (decrease)	145,326	$18,186,770	(78,251)	$(18,254,891)
Class E
Sales	7,601	$1,243,638	6,247	$1,262,298
Reinvestments	54,218	8,394,621	25,939	4,906,125
Redemptions	(42,282)	(7,273,940)	(46,662)	(9,614,923)
Net increase (decrease)	19,537	$2,364,319	(14,476)	$(3,446,500)
Increase (decrease) derived from capital shares transactions		$67,882,035		$(56,496,771)
See accompanying notes to financial statements.
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$204.88	$217.38	$212.25	$290.67	$236.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.45	2.59	2.69	2.19	2.42
Net realized and unrealized gain (loss)	(0.18) (b)	7.13	33.45	(39.64)	60.63
Total income (loss) from investment operations	2.27	9.72	36.14	(37.45)	63.05
Less Distributions
Distributions from net investment income	(2.65)	(2.72)	(1.92)	(2.54)	(2.58)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(39.98)	(22.22)	(31.01)	(40.97)	(8.46)
Net Asset Value, End of Period	$167.17	$204.88	$217.38	$212.25	$290.67
Total Return (%) (c)	1.82	4.97	18.53	(12.62)	26.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (d)	0.78	0.77	0.77	0.76	0.77
Ratio of net investment income (loss) to average net assets (%)	1.37	1.22	1.28	0.91	0.88
Portfolio turnover rate (%)	33	23	21	20	12
Net assets, end of period (in millions)	$386.9	$410.1	$465.7	$448.2	$589.4

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$191.57	$204.64	$201.42	$278.02	$226.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.85	1.93	2.05	1.51	1.65
Net realized and unrealized gain (loss)	(0.23) (b)	6.69	31.59	(37.89)	58.07
Total income (loss) from investment operations	1.62	8.62	33.64	(36.38)	59.72
Less Distributions
Distributions from net investment income	(2.10)	(2.19)	(1.33)	(1.79)	(2.04)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(39.43)	(21.69)	(30.42)	(40.22)	(7.92)
Net Asset Value, End of Period	$153.76	$191.57	$204.64	$201.42	$278.02
Total Return (%) (c)	1.57	4.71	18.24	(12.84)	26.59
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12	1.12	1.11	1.10	1.10
Net ratio of expenses to average net assets (%) (d)	1.03	1.02	1.02	1.01	1.02
Ratio of net investment income (loss) to average net assets (%)	1.11	0.97	1.03	0.66	0.63
Portfolio turnover rate (%)	33	23	21	20	12
Net assets, end of period (in millions)	$213.7	$238.4	$270.7	$257.8	$340.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$198.12	$210.90	$206.73	$284.18	$231.04
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.09	2.19	2.31	1.79	1.95
Net realized and unrealized gain (loss)	(0.19) (b)	6.92	32.50	(38.74)	59.32
Total income (loss) from investment operations	1.90	9.11	34.81	(36.95)	61.27
Less Distributions
Distributions from net investment income	(2.31)	(2.39)	(1.55)	(2.07)	(2.25)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(39.64)	(21.89)	(30.64)	(40.50)	(8.13)
Net Asset Value, End of Period	$160.38	$198.12	$210.90	$206.73	$284.18
Total Return (%) (c)	1.67	4.81	18.35	(12.75)	26.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	1.02	1.01	1.00	1.00
Net ratio of expenses to average net assets (%) (d)	0.93	0.92	0.92	0.91	0.92
Ratio of net investment income (loss) to average net assets (%)	1.21	1.07	1.13	0.76	0.73
Portfolio turnover rate (%)	33	23	21	20	12
Net assets, end of period (in millions)	$39.6	$45.0	$51.0	$49.8	$65.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Australia — 6.3%
Accent Group Ltd.	48,849	$30,663
Adairs Ltd.	33,370	39,181
AGL Energy Ltd.	28,190	174,775
Ainsworth Game Technology Ltd. (a)	35,132	23,695
Alkane Resources Ltd. (a)	100,921	90,065
Alliance Aviation Services Ltd.	6,026	4,967
AMA Group Ltd. (a)	88,022	46,791
Amotiv Ltd.	31,705	189,794
AMP Ltd.	476,602	573,921
Amplitude Energy Ltd. (a)	68,419	133,437
Ansell Ltd.	25,149	587,135
Arafura Rare Earths Ltd. (a)	69,746	12,571
ARB Corp. Ltd.	20,512	429,772
ARN Media Ltd.	82,651	21,757
Articore Group Ltd. (a)	43,202	7,442
AUB Group Ltd.	23,873	490,414
Aurelia Metals Ltd. (a)	336,966	55,993
Aurizon Holdings Ltd.	69,464	168,661
Aussie Broadband Ltd.	38,030	127,940
Austal Ltd. (a)	75,602	335,701
Australian Agricultural Co. Ltd. (a)	43,071	41,465
Australian Clinical Labs Ltd.	26,737	48,799
Australian Ethical Investment Ltd.	10,812	36,328
Australian Finance Group Ltd.	47,413	68,907
Australian Strategic Materials Ltd. (a)	44,058	20,443
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	42,529
Bank of Queensland Ltd.	86,960	379,020
Bapcor Ltd.	78,956	108,572
Beach Energy Ltd.	317,481	248,663
Bega Cheese Ltd.	60,278	243,416
Bellevue Gold Ltd. (a)	35,096	39,687
Black Cat Syndicate Ltd. (a)	26,431	21,770
Boss Energy Ltd. (a)	27,524	26,639
Bravura Solutions Ltd.	62,095	105,815
Breville Group Ltd.	23,403	459,295
Bubs Australia Ltd. (a)	46,469	4,264
Capral Ltd.	4,093	32,736
Capricorn Metals Ltd. (a)	55,067	525,032
Carnarvon Energy Ltd. (a)	136,527	7,830
Cash Converters International Ltd.	172,915	38,082
Catapult Sports Ltd. (a)	15,925	43,709
Cedar Woods Properties Ltd.	14,030	80,417
Challenger Ltd.	38,815	242,883
Chrysos Corp. Ltd. (a)	5,357	26,350
ClearView Wealth Ltd. (a)	44,262	16,218
Clinuvel Pharmaceuticals Ltd.	6,680	55,313
Clover Corp. Ltd.	39,945	21,042
Coast Entertainment Holdings Ltd. (a)	113,950	41,835
Codan Ltd.	23,563	445,140
Collins Foods Ltd.	23,905	165,392
Corporate Travel Management Ltd. (b) (c)	28,366	228,107
Credit Corp. Group Ltd.	13,273	123,960
Dalrymple Bay Infrastructure Ltd.	22,810	76,153
Data#3 Ltd.	33,260	199,125
Deep Yellow Ltd. (a)	111,735	137,273
Security Description	Shares	Value
Australia — (Continued)
Develop Global Ltd. (a)	8,766	$27,268
Dicker Data Ltd.	14,945	102,424
Domino's Pizza Enterprises Ltd.	5,331	74,582
Downer EDI Ltd.	150,888	798,334
Duratec Ltd.	11,701	14,981
Dyno Nobel Ltd.	134,812	287,915
Eagers Automotive Ltd.	20,881	342,145
Elanor Investor Group (a) (b) (c)	5,934	610
Elders Ltd.	44,133	201,547
Emeco Holdings Ltd. (a)	70,139	57,814
Emerald Resources NL (a)	99,710	418,644
EML Payments Ltd. (a)	62,760	38,680
Energy World Corp. Ltd. (a)	472,609	18,335
EQT Holdings Ltd.	4,827	76,756
Euroz Hartleys Group Ltd.	24,476	19,275
EVT Ltd.	21,456	179,307
Fiducian Group Ltd.	3,121	24,856
Finbar Group Ltd.	6,909	3,894
Firefinch Ltd. (a) (b) (c)	39,761	995
FleetPartners Group Ltd.	42,919	80,745
Fleetwood Ltd.	20,877	36,991
Flight Centre Travel Group Ltd.	27,227	272,204
Frontier Digital Ventures Ltd. (a)	10,683	1,840
G8 Education Ltd.	133,259	60,967
Galan Lithium Ltd. (a)	48,070	10,269
Generation Development Group Ltd.	6,234	24,343
GR Engineering Services Ltd.	13,603	40,436
GrainCorp Ltd. - Class A	46,177	221,257
GWA Group Ltd.	51,481	87,269
Hansen Technologies Ltd.	42,180	148,559
Healius Ltd.	148,628	89,767
Helia Group Ltd.	55,724	203,750
Humm Group Ltd.	122,339	57,056
IDP Education Ltd.	18,363	70,654
IGO Ltd. (a)	28,245	154,611
Iluka Resources Ltd.	41,287	160,790
Imdex Ltd.	114,903	262,108
Immutep Ltd. (ADR) (a)	8,886	25,414
Inghams Group Ltd.	86,621	143,945
Insignia Financial Ltd. (a)	181,510	552,363
Integral Diagnostics Ltd.	81,164	137,465
ioneer Ltd. (a)	341,217	42,005
IPH Ltd.	55,115	129,476
IRESS Ltd.	15,805	89,555
IVE Group Ltd.	19,754	39,698
Jumbo Interactive Ltd.	5,702	43,798
Jupiter Mines Ltd.	267,429	48,958
Kelsian Group Ltd.	24,968	70,812
L1 Group Ltd.	112,052	79,369
Lendlease Corp. Ltd.	89,844	310,862
Leo Lithium Ltd. (a) (b) (c)	28,400	0
Lifestyle Communities Ltd. (a)	11,437	38,545
Lindsay Australia Ltd.	17,526	8,243
Lovisa Holdings Ltd.	13,735	267,326
Lycopodium Ltd.	6,179	56,811
MA Financial Group Ltd.	14,408	104,407
See accompanying notes to financial statements.
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Macmahon Holdings Ltd.	263,583	$116,821
Macquarie Technology Group Ltd. (a)	1,322	58,619
Mader Group Ltd.	3,508	17,838
Magellan Financial Group Ltd.	22,860	151,331
Mayne Pharma Group Ltd. (a)	15,480	32,256
McMillan Shakespeare Ltd.	10,057	114,436
Megaport Ltd. (a)	18,999	152,669
Mesoblast Ltd. (a)	79,233	143,446
Metals X Ltd. (a)	147,577	109,213
Metcash Ltd.	176,193	387,864
MGX Resources Ltd. (a)	158,334	48,083
Michael Hill International Ltd. (a)	82,929	19,337
Monadelphous Group Ltd.	21,147	372,160
Monash IVF Group Ltd.	73,577	36,089
Myer Holdings Ltd.	176,271	55,879
MyState Ltd.	32,772	100,168
Nanosonics Ltd. (a)	13,506	35,651
Navigator Global Investments Ltd.	52,466	103,357
New Hope Corp. Ltd.	112,261	300,957
nib holdings Ltd.	98,922	451,656
Nick Scali Ltd.	16,625	260,318
Nine Entertainment Co. Holdings Ltd.	208,760	154,654
NRW Holdings Ltd.	100,636	345,920
Nufarm Ltd. (a)	58,894	92,341
Nuix Ltd. (a)	24,658	29,541
Objective Corp. Ltd.	2,117	23,215
OceanaGold Corp.	57,770	1,637,283
OFX Group Ltd. (a)	76,506	24,726
Omni Bridgeway Ltd. (a)	75,128	72,861
oOh!media Ltd.	105,904	91,894
Orora Ltd.	264,915	390,700
Pacific Current Group Ltd.	11,253	75,127
Paladin Energy Ltd. (a)	38,900	245,987
Pantoro Gold Ltd. (a)	25,454	82,554
Peet Ltd.	80,093	105,868
PeopleIN Ltd. (a)	9,511	5,649
Perenti Ltd.	182,021	337,558
Perpetual Ltd.	5,092	63,093
Perseus Mining Ltd.	58,876	221,705
PEXA Group Ltd. (a)	21,038	188,182
Praemium Ltd.	98,955	52,509
Premier Investments Ltd.	15,190	139,491
Propel Funeral Partners Ltd.	9,117	29,964
PWR Holdings Ltd.	10,021	52,566
Regis Healthcare Ltd.	32,213	149,251
Regis Resources Ltd.	188,824	945,634
Resolute Mining Ltd. (a)	456,777	371,503
Retail Food Group Ltd. (a)	5,455	5,378
Ridley Corp. Ltd.	67,123	118,715
RPMGlobal Holdings Ltd. (a)	32,785	108,366
Sandfire Resources Ltd. (a)	9,937	118,869
Select Harvests Ltd. (a)	33,304	110,589
Servcorp Ltd.	9,916	45,060
Service Stream Ltd.	137,474	205,001
Shaver Shop Group Ltd.	18,090	17,830
SmartGroup Corp. Ltd.	26,049	158,895
Security Description	Shares	Value
Australia — (Continued)
Solvar Ltd.	43,951	$51,039
Southern Cross Media Group Ltd.	126,657	66,774
SRG Global Ltd.	48,370	96,075
St Barbara Ltd. (a)	275,392	106,097
Super Retail Group Ltd.	35,225	376,190
Superloop Ltd. (a)	107,817	186,377
Syrah Resources Ltd. (a)	258,998	57,915
Tabcorp Holdings Ltd.	406,397	267,585
Temple & Webster Group Ltd. (a)	1,051	9,538
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,476
Terracom Ltd. (a)	54,002	2,370
Tribune Resources Ltd.	2,377	9,407
Tuas Ltd. (a)	26,727	125,698
Tyro Payments Ltd. (a)	64,496	43,097
Ventia Services Group Pty. Ltd.	110,267	436,581
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	49,708
Viva Energy Group Ltd.	137,760	188,244
Vulcan Energy Resources Ltd. (a)	23,782	70,013
Washington H Soul Pattinson & Co. Ltd.	10,027	247,960
WEB Travel Group Ltd. (a)	42,011	133,247
Webjet Group Ltd.	84,765	49,780
West African Resources Ltd. (a)	258,051	516,631
Westgold Resources Ltd.	195,797	831,132
Whitehaven Coal Ltd.	91,780	474,323
Zip Co. Ltd. (a)	244,339	529,534
		29,666,641
Austria — 1.7%
Agrana Beteiligungs AG (d)	3,399	43,523
ams-OSRAM AG (a)	3,967	38,575
ANDRITZ AG	13,919	1,086,046
AT&S Austria Technologie & Systemtechnik AG (a)	2,246	84,144
BAWAG Group AG	16,497	2,479,763
CA Immobilien Anlagen AG	4,214	111,189
CPI Europe AG (a)	2,057	38,009
DO & Co. AG	1,629	395,664
Eurotelesites AG (a)	6,880	37,036
EVN AG	6,159	196,109
FACC AG (a)	4,855	65,498
Kapsch TrafficCom AG (a) (d)	1,870	12,755
Kontron AG (d)	9,767	261,875
Lenzing AG (a) (d)	1,767	48,497
Mayr Melnhof Karton AG	381	41,569
Mondi PLC	12,775	155,860
Oesterreichische Post AG (d)	4,583	167,344
Palfinger AG	3,436	134,458
POLYTEC Holding AG (a) (d)	6,228	24,147
Porr AG	2,768	103,998
SBO AG (d)	785	25,112
Semperit AG Holding	2,077	30,372
Telekom Austria AG	15,933	168,444
UBM Development AG (a) (d)	1,083	25,114
UNIQA Insurance Group AG	23,996	434,378
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	599,351
voestalpine AG	20,114	886,935
See accompanying notes to financial statements.
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
Wienerberger AG	13,382	$480,372
Zumtobel Group AG (d)	8,536	34,053
		8,210,190
Belgium — 1.4%
Ackermans & van Haaren NV	4,266	1,157,002
Ageas SA	2,711	190,049
AGFA-Gevaert NV (a)	31,161	18,458
Atenor (a) (d)	6,098	17,344
Azelis Group NV	5,990	65,855
Barco NV	12,997	180,032
Bekaert SA (d)	7,178	317,920
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA (a)	18,928	45,493
Cie d'Entreprises CFE	2,249	22,628
Colruyt Group NV	6,403	237,608
Deceuninck NV	14,908	39,684
Deme Group NV	1,115	182,018
Econocom Group SA NV	20,343	39,403
EVS Broadcast Equipment SA	2,668	115,544
Fagron	13,331	333,734
Galapagos NV (a)	6,945	226,844
Gimv NV (d)	4,636	242,431
Immobel SA (a)	1,276	35,159
Ion Beam Applications (d)	4,414	66,795
Jensen-Group NV	800	55,124
Kinepolis Group NV	2,995	105,622
Lotus Bakeries NV (d)	45	415,148
MDxHealth SA (a)	843	3,009
Melexis NV (d)	3,152	211,972
Ontex Group NV (a) (d)	9,415	54,221
Orange Belgium SA (a)	4,348	98,617
Proximus SADP	26,805	222,847
Recticel SA (d)	7,728	88,745
Sipef NV	1,189	113,257
Solvay SA (d)	15,973	510,595
Syensqo SA (d)	1,749	140,466
Tessenderlo Group SA	3,843	117,902
Umicore SA	12,841	267,999
Van de Velde NV	1,424	50,317
VGP NV (d)	1,667	192,471
Viohalco SA (d)	22,715	316,138
What's Cooking BV (d)	153	20,116
X-Fab Silicon Foundries SE (a)	7,239	43,619
		6,562,186
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	25,296
Brazil — 0.1%
ERO Copper Corp. (a)	2,951	83,485
Karoon Energy Ltd.	167,873	172,084
Pluxee NV (d)	7,577	118,704
		374,273
Security Description	Shares	Value
Burkina Faso — 0.4%
IAMGOLD Corp. (a) (d)	118,555	$1,956,410
Cambodia — 0.0%
NagaCorp Ltd.	218,719	130,603
Canada — 11.9%
5N Plus, Inc. (a)	24,232	312,842
Acadian Timber Corp. (d)	2,900	33,594
Advantage Energy Ltd. (a)	40,225	344,061
Aecon Group, Inc. (d)	15,646	356,568
Ag Growth International, Inc. (d)	1,586	26,808
AGF Management Ltd. - Class B	13,913	165,024
Aimia, Inc. (a) (d)	17,335	34,100
Air Canada (a)	21,433	301,222
AirBoss of America Corp. (d)	3,761	12,714
Algoma Central Corp. (d)	4,710	64,857
Algonquin Power & Utilities Corp. (d)	101,548	624,473
Altius Minerals Corp.	5,660	168,412
Altus Group Ltd. (d)	8,586	354,750
Amerigo Resources Ltd.	35,000	115,770
Andrew Peller Ltd. - Class A	8,617	33,274
Aritzia, Inc. (a)	19,417	1,660,111
Atco Ltd. - Class I	17,446	716,626
Athabasca Oil Corp. (a) (d)	119,524	612,184
ATS Corp. (a) (d)	13,082	360,373
AutoCanada, Inc. (a)	3,328	57,344
B2Gold Corp. (d)	296,857	1,338,274
Badger Infrastructure Solutions Ltd.	8,462	450,859
Ballard Power Systems, Inc. (a)	22,605	57,417
Bausch Health Cos., Inc. (a)	38,207	265,539
Baytex Energy Corp.	21,683	70,141
Birchcliff Energy Ltd. (d)	60,988	331,923
Bird Construction, Inc. (d)	13,412	278,686
Black Diamond Group Ltd. (d)	14,412	153,932
BlackBerry Ltd. (a)	7,011	26,572
BMTC Group, Inc.	5,387	50,473
Boralex, Inc. - Class A (d)	19,118	352,817
Boyd Group, Inc.	3,307	526,764
Brookfield Infrastructure Corp. - Class A	3,881	176,197
CAE, Inc. (a) (d)	4,766	144,937
CAE, Inc. (a)	5,316	161,713
Calfrac Well Services Ltd. (a) (d)	3,087	9,379
Calian Group Ltd. (d)	2,146	86,806
Canaccord Genuity Group, Inc.	18,859	151,966
Canada Goose Holdings, Inc. (a)	9,656	125,045
Canada Packers, Inc.	3,838	44,992
Canadian Tire Corp. Ltd. - Class A (d)	3,424	433,915
Canfor Corp. (a)	14,211	121,449
Capital Power Corp. (d)	27,632	1,178,721
Capstone Copper Corp. (a)	93,417	937,879
Cardinal Energy Ltd. (d)	32,459	205,507
Cascades, Inc.	16,926	153,654
Centerra Gold, Inc. (d)	50,985	734,009
CES Energy Solutions Corp.	56,542	505,461
Champion Iron Ltd.	63,943	257,447
Cineplex, Inc. (a) (d)	6,558	50,360
Cipher Pharmaceuticals, Inc. (a) (d)	2,300	25,236
See accompanying notes to financial statements.
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Clairvest Group, Inc.	200	$10,637
Cogeco Communications, Inc.	3,380	163,687
Cogeco, Inc.	609	28,392
Colliers International Group, Inc.	901	132,448
Computer Modelling Group Ltd.	9,720	36,967
Corby Spirit & Wine Ltd. (d)	3,957	42,668
Cronos Group, Inc. (a)	20,813	54,738
Definity Financial Corp.	9,869	545,957
Descartes Systems Group, Inc. (a)	3,364	295,072
Dexterra Group, Inc. (d)	8,842	74,985
Doman Building Materials Group Ltd. (d)	19,304	131,642
Dorel Industries, Inc. - Class B (a)	8,626	9,364
DPM Metals, Inc.	41,272	1,275,552
DREAM Unlimited Corp. - Class A	4,372	61,477
Dye & Durham Ltd. (d)	4,963	14,464
E-L Financial Corp. Ltd.	39,500	468,227
Endeavour Silver Corp. (a) (d)	16,886	158,827
Enerflex Ltd.	29,289	451,536
Enghouse Systems Ltd.	7,379	109,458
Ensign Energy Services, Inc. (a) (d)	31,926	59,081
EQB, Inc. (d)	5,098	385,874
Equinox Gold Corp. (a)	27,871	391,309
Evertz Technologies Ltd.	8,149	82,170
Exchange Income Corp. (d)	5,351	319,528
Exco Technologies Ltd.	7,732	38,701
Extendicare, Inc. (d)	19,562	304,287
Fiera Capital Corp.	13,157	59,432
Finning International, Inc. (d)	32,132	1,741,034
Firm Capital Mortgage Investment Corp. (d)	9,574	81,751
First Majestic Silver Corp.	9,430	157,104
First Majestic Silver Corp. (d)	45,160	753,462
First Mining Gold Corp. (a)	50,000	19,307
FirstService Corp.	1,558	242,301
Fortuna Mining Corp. (a) (d)	75,418	739,042
Freehold Royalties Ltd. (d)	30,612	338,783
Galiano Gold, Inc. (a)	23,027	58,551
Gamehost, Inc.	4,952	42,032
GDI Integrated Facility Services, Inc. (a)	2,100	55,462
Gibson Energy, Inc. (d)	38,325	701,413
Gildan Activewear, Inc.	6,580	410,987
goeasy Ltd.	2,495	238,657
GoGold Resources, Inc. (a)	28,473	60,367
GoldMoney, Inc. (a)	2,199	16,710
Guardian Capital Group Ltd. - Class A	3,083	151,281
Haivision Systems, Inc. (a)	4,800	18,325
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	327,825
High Liner Foods, Inc. (d)	5,107	55,068
Hudbay Minerals, Inc. (d)	84,922	1,686,004
Imperial Metals Corp. (a)	19,966	145,466
Information Services Corp. (d)	2,900	98,248
Interfor Corp. (a)	7,681	47,903
International Petroleum Corp. (a)	17,308	317,501
Jamieson Wellness, Inc. (d)	10,457	256,368
Journey Energy, Inc. (a)	100	232
K92 Mining, Inc. (a)	27,548	455,404
Security Description	Shares	Value
Canada — (Continued)
K-Bro Linen, Inc.	2,819	$72,110
Kelt Exploration Ltd. (a)	42,251	236,104
Keyera Corp. (d)	7,486	239,980
Knight Therapeutics, Inc. (a)	19,152	84,419
KP Tissue, Inc.	1,400	10,455
Labrador Iron Ore Royalty Corp. (d)	15,500	337,317
Largo, Inc. (a) (d)	8,317	7,938
Lassonde Industries, Inc. - Class A	900	143,932
Laurentian Bank of Canada	10,404	305,476
Leon's Furniture Ltd.	6,639	135,436
Lightspeed Commerce, Inc. (a)	17,935	216,655
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	8,784	530,925
Lucara Diamond Corp. (a) (d)	110,136	16,048
Magellan Aerospace Corp.	3,994	53,892
Mainstreet Equity Corp.	1,161	154,930
Major Drilling Group International, Inc. (a)	17,077	160,499
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	19,191	348,571
Martinrea International, Inc.	5,846	44,126
Maxim Power Corp. (a) (d)	2,800	9,098
MDA Space Ltd. (a) (d)	16,664	323,434
Medical Facilities Corp.	4,957	57,315
Melcor Developments Ltd.	3,120	34,643
Meren Energy, Inc.	57,099	74,881
Methanex Corp.	9,382	372,579
Morguard Corp.	1,000	84,514
MTY Food Group, Inc.	3,420	94,984
Mullen Group Ltd. (d)	19,954	228,827
Neo Performance Materials, Inc.	4,300	48,747
New Gold, Inc. (a) (d)	172,247	1,500,910
NFI Group, Inc. (a)	13,975	158,021
North American Construction Group Ltd.	3,163	45,536
North West Co., Inc. (d)	11,871	423,016
Northland Power, Inc. (d)	38,310	498,221
NuVista Energy Ltd. (a) (d)	37,917	500,569
Obsidian Energy Ltd. (a)	5,354	32,820
Onex Corp.	6,977	574,203
Open Text Corp.	14,495	472,247
OR Royalties, Inc. (d)	28,827	1,021,142
Paramount Resources Ltd. - Class A (d)	19,490	343,494
Parex Resources, Inc.	6,102	82,024
Pason Systems, Inc.	10,955	95,698
Pet Valu Holdings Ltd.	2,074	42,143
Peyto Exploration & Development Corp. (d)	48,991	810,598
PHX Energy Services Corp. (d)	8,794	48,053
Pizza Pizza Royalty Corp. (d)	6,998	79,588
Polaris Renewable Energy, Inc.	5,300	45,565
Pollard Banknote Ltd.	1,790	25,300
PrairieSky Royalty Ltd. (d)	47,952	944,332
Precision Drilling Corp. (a)	1,018	73,049
Premium Brands Holdings Corp. (d)	10,555	782,157
Pulse Seismic, Inc.	13,500	32,359
Quarterhill, Inc. (a) (d)	37,345	25,848
Quebecor, Inc. - Class B (d)	16,161	608,738
Questerre Energy Corp. - Class A (a) (d)	83,569	18,875
See accompanying notes to financial statements.
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Richelieu Hardware Ltd. (d)	11,590	$334,050
Rogers Sugar, Inc. (d)	28,139	121,982
Russel Metals, Inc.	13,422	428,315
Savaria Corp.	10,600	175,927
Seabridge Gold, Inc. (a)	8,233	243,614
Secure Waste Infrastructure Corp. (d)	45,912	577,684
Sienna Senior Living, Inc. (d)	20,676	307,756
SNDL, Inc. (a)	11,204	18,599
South Bow Corp.	8,198	225,199
Spartan Delta Corp. (a)	16,736	88,402
Sprott, Inc. (d)	5,042	493,859
SSR Mining, Inc. (a)	45,893	1,006,098
Stella-Jones, Inc.	8,494	526,825
StorageVault Canada, Inc.	12,770	43,449
SunOpta, Inc. (a)	7,292	27,786
Superior Plus Corp.	22,786	116,873
Surge Energy, Inc.	12,100	60,828
Sylogist Ltd.	1,343	5,646
Tamarack Valley Energy Ltd.	85,898	499,411
Taseko Mines Ltd. (a)	80,286	454,499
TerraVest Industries, Inc.	1,600	191,772
Timbercreek Financial Corp. (d)	17,551	87,464
Topaz Energy Corp. (d)	8,101	162,545
Torex Gold Resources, Inc.	22,294	1,064,550
Toromont Industries Ltd.	1,668	201,793
Total Energy Services, Inc.	9,886	107,320
TransAlta Corp. (d)	58,778	743,424
Transat AT, Inc. (a) (d)	3,600	6,636
Transcontinental, Inc. - Class A	17,620	291,666
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	47,483	205,493
Triple Flag Precious Metals Corp.	3,866	128,440
Trisura Group Ltd. (a) (d)	8,223	255,937
Vecima Networks, Inc.	2,500	19,143
Vermilion Energy, Inc. (d)	22,417	186,657
VersaBank	3,000	44,851
Vitalhub Corp. (a)	1,790	12,350
Wajax Corp.	3,113	61,781
Well Health Technologies Corp. (a)	15,114	43,936
Wesdome Gold Mines Ltd. (a) (d)	36,507	604,837
Western Forest Products, Inc. (a)	3,508	28,089
Westshore Terminals Investment Corp. (d)	8,214	155,836
Whitecap Resources, Inc. (d)	124,572	1,043,735
Whitecap Resources, Inc.	5,807	48,663
Winpak Ltd.	6,752	219,450
Yellow Pages Ltd.	3,727	30,059
Zenith Capital Corp. (a) (b) (c)	12,830	36
		56,101,851
China — 0.5%
Bund Center Investment Ltd.	107,700	34,480
China Gold International Resources Corp. Ltd. (d)	77,673	1,563,024
CITIC Telecom International Holdings Ltd.	346,000	109,810
Deep Source Holdings Ltd. (a)	170,000	15,290
First Sponsor Group Ltd.	9,490	7,604
KLN Logistics Group Ltd.	67,000	60,955
Security Description	Shares	Value
China — (Continued)
Neo-Neon Holdings Ltd. (a)	322,500	$16,556
Shangri-La Asia Ltd.	234,000	142,817
VSTECS Holdings Ltd.	125,200	125,478
Xinyi Glass Holdings Ltd.	64,067	67,908
		2,143,922
Colombia — 0.0%
Canacol Energy Ltd. (a) (b) (c) (d)	7,932	8,842
Frontera Energy Corp. (d)	8,267	36,440
		45,282
Denmark — 2.9%
AL Sydbank	10,642	948,935
ALK-Abello AS (a)	27,036	969,904
Alm Brand AS	147,115	437,208
Ambu AS - Class B	31,560	435,087
Bang & Olufsen AS (a) (d)	25,883	55,407
Bavarian Nordic AS (a)	15,597	468,199
Better Collective AS (a) (d)	2,123	26,454
cBrain AS (d)	1,254	21,994
Cementir Holding NV	10,361	227,273
Chemometec AS	3,635	389,005
Columbus AS	20,865	31,331
D/S Norden AS	1,976	78,122
Demant AS (a)	879	29,672
Dfds AS (a)	2,432	36,346
FLSmidth & Co. AS	8,433	586,982
GN Store Nord AS (a)	3,749	62,261
H Lundbeck AS	44,313	300,786
H Lundbeck AS - A Shares	5,266	29,975
H&H International AS - Class B (a) (d)	3,245	47,306
Harboes Bryggeri AS - Class B (d)	1,454	26,808
ISS AS (d)	29,519	1,008,279
Jeudan AS (d)	2,360	73,342
Jyske Bank AS	8,238	1,126,587
Matas AS (d)	6,644	130,248
Napatech AS (a)	3,374	10,245
Netcompany Group AS (a) (d)	7,774	435,789
Nilfisk Holding AS (a)	2,510	54,581
NKT AS (a)	10,772	1,346,636
NNIT AS (a) (d)	2,656	20,838
North Media AS (a) (d)	679	5,093
NTG Nordic Transport Group AS (a) (d)	1,353	40,230
Parken Sport & Entertainment AS (d)	2,351	54,098
Per Aarsleff Holding AS	4,863	663,315
Ringkjoebing Landbobank AS	5,055	1,216,103
Rockwool AS - A Shares	5,450	192,060
Rockwool AS - B Shares (d)	9,580	337,201
Royal Unibrew AS (d)	10,550	953,527
RTX AS (a) (d)	2,486	42,059
Scandinavian Tobacco Group AS	9,345	140,323
Schouw & Co. AS	2,533	261,046
Solar AS - B Shares	753	23,883
SP Group AS (d)	1,294	70,628
Sparekassen Sjaelland-Fyn AS	1,358	79,641
TCM Group AS	502	5,372
See accompanying notes to financial statements.
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Tivoli AS (d)	844	$79,123
UIE PLC (d)	1,199	72,909
		13,652,211
Ecuador — 0.0%
SolGold PLC (a)	36,239	13,428
Faeroe Islands — 0.0%
Foroya Banki P (d)	1,109	49,864
Finland — 2.7%
Aktia Bank OYJ	8,174	118,883
Alma Media OYJ	6,031	101,645
Anora Group OYJ	1,398	6,333
Apetit OYJ (d)	1,205	19,565
Aspo OYJ	6,033	46,183
Atria OYJ	2,027	36,444
Bittium OYJ (d)	5,744	200,763
Citycon OYJ (a)	2,782	13,023
Digia OYJ (d)	6,625	51,411
Elisa OYJ	15,224	675,645
Enento Group OYJ	2,464	45,898
Finnair OYJ	39,441	145,615
Fiskars OYJ Abp (d)	5,622	83,892
F-Secure OYJ	15,912	35,987
Harvia OYJ (d)	2,739	136,914
Hiab OYJ - B Shares (d)	7,370	428,704
HKFoods OYJ	6,704	11,657
Huhtamaki OYJ	11,413	397,749
Ilkka OYJ	5,725	25,787
Kalmar OYJ - B Shares	8,074	382,001
Kemira OYJ (d)	22,674	521,366
Kesko OYJ - A Shares (d)	6,578	149,036
Kesko OYJ - B Shares (d)	30,707	694,635
Kojamo OYJ (a) (d)	21,412	257,311
Konecranes OYJ	12,953	1,421,141
Lassila & Tikanoja OYJ	6,058	75,568
Lindex Group OYJ (a)	9,321	26,899
Mandatum OYJ	36,201	291,313
Marimekko OYJ	4,363	66,133
Metsa Board OYJ - Class B	9,160	33,374
Metso OYJ	46,450	810,408
Nokian Renkaat OYJ (d)	14,031	155,404
Olvi OYJ - A Shares	2,909	106,928
Oriola OYJ - B Shares	28,441	38,443
Orion OYJ - Class A	5,933	440,132
Orion OYJ - Class B	14,294	1,067,386
Outokumpu OYJ	59,078	308,783
Ponsse OYJ	2,650	80,777
Puuilo OYJ	5,676	84,312
QT Group OYJ (a) (d)	1,156	44,318
Raisio OYJ - V Shares	23,304	71,924
Rapala VMC OYJ (a)	8,902	13,382
Revenio Group OYJ	3,295	86,470
Sampo OYJ - A Shares	37,407	452,831
Sanoma OYJ	17,323	193,222
Security Description	Shares	Value
Finland — (Continued)
Stora Enso OYJ - R Shares (d)	42,033	$526,285
Taaleri PLC	1,210	11,104
Talenom OYJ (d)	2,085	7,415
Teleste OYJ	2,149	9,512
Terveystalo OYJ	14,772	169,637
TietoEVRY OYJ (d)	17,665	378,514
Tokmanni Group Corp. (d)	3,165	28,532
Vaisala OYJ - A Shares (d)	2,817	145,451
Valmet OYJ (d)	27,091	896,978
YIT OYJ (a)	27,133	99,511
		12,728,534
France — 5.4%
74Software SA (a)	1,283	62,606
AKWEL SADIR	2,629	25,336
Alstom SA (a) (d)	41,954	1,241,957
Altamir	7,426	262,174
Alten SA	4,627	391,655
Arkema SA	7,926	484,876
Aubay	221	14,805
Ayvens SA	2,568	34,379
Bastide le Confort Medical (a)	938	26,458
Beneteau SACA (d)	8,857	86,129
Boiron SA (d)	1,382	49,206
Bonduelle SCA (d)	4,120	50,843
Carrefour SA	48,524	809,401
CBo Territoria	2,864	12,246
Cie des Alpes	4,881	145,423
Clariane SE (a)	37,026	170,649
Coface SA	27,029	497,373
Derichebourg SA	22,712	180,531
Edenred SE	12,764	283,559
Eiffage SA	2,538	364,018
Ekinops SAS (a) (d)	1,670	3,770
Electricite de Strasbourg SA	271	58,762
Elior Group SA (a)	29,385	94,432
Elis SA	40,575	1,153,339
Equasens	56	2,955
Eramet SA (d)	627	42,161
Etablissements Maurel et Prom SA	15,300	98,898
Eurazeo SE	9,311	579,485
Euroapi SA (a)	7,243	19,271
Eutelsat Communications SACA (a)	53,417	106,462
Exel Industries SA - A Shares (d)	618	28,742
FDJ United (d)	10,257	284,376
Fnac Darty SA	2,444	83,075
Foraco International SA (a)	17,535	30,661
Forvia SE (a)	8,965	143,523
Gaztransport Et Technigaz SA	7,959	1,460,175
GEA (d)	165	15,807
Getlink SE	11,559	213,668
GL Events SACA	2,288	80,053
Groupe Crit SA	900	61,575
Guerbet (a) (d)	1,201	20,102
Haulotte Group SA (d)	5,337	13,986
ID Logistics Group SACA (a) (d)	796	382,982
See accompanying notes to financial statements.
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Imerys SA (d)	7,588	$213,505
Infotel SA	342	17,002
Interparfums SA	1,532	45,245
Ipsen SA	1,478	206,426
IPSOS SA	5,032	201,999
Jacquet Metals SACA (d)	2,954	68,958
JCDecaux SE	13,978	253,521
Kaufman & Broad SA	3,257	114,307
Laurent-Perrier (d)	1,255	131,226
LISI SA	451	28,002
LNA Sante SA (d)	1,534	44,085
Maisons du Monde SA (a)	7,475	16,498
Manitou BF SA	2,626	59,398
Mersen SA	1,657	46,236
Metropole Television SA	6,596	94,297
Nacon SA (a) (d)	3,416	2,120
Nexans SA	6,484	953,507
Nexity SA (a) (d)	5,941	62,491
North Atlantic Energies (d)	625	31,774
NRJ Group (d)	9,690	91,740
Oeneo SA (d)	2,122	23,087
Opmobility	12,724	237,620
Pierre Et Vacances SA (a)	6,918	15,134
Quadient SA	5,402	91,631
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA (d)	693	29,673
Renault SA	14,516	600,947
Rexel SA	43,232	1,699,312
Robertet SA	43	44,279
Rubis SCA	17,934	676,226
Samse SACA	107	16,594
Savencia SA	1,270	93,135
SCOR SE	34,667	1,165,533
SEB SA	3,042	175,414
Seche Environnement SACA	605	52,049
SMCP SA (a)	1,230	9,051
Societe BIC SA (d)	4,679	282,657
Societe LDC SADIR	700	73,031
Sodexo SA (d)	1,274	65,267
SOITEC (a)	794	21,464
Sopra Steria Group (d)	3,520	636,624
SPIE SA	31,212	1,796,643
Stef SA (d)	830	128,169
Sword Group (d)	1,364	57,304
Synergie SE	3,366	119,639
Technip Energies NV	22,685	861,653
Teleperformance SE	9,401	677,370
Television Francaise 1 SA	9,749	95,209
Thermador Groupe (d)	1,683	153,319
Tikehau Capital SCA (d)	7,508	139,485
Trigano SA (d)	2,175	448,279
Valeo SE	36,656	500,039
Vallourec SACA (d)	37,257	685,306
Vetoquinol SA	376	36,852
Vicat SACA	3,936	349,917
VIEL & Cie SA	4,205	83,981
Security Description	Shares	Value
France — (Continued)
Virbac SACA	307	$128,578
Viridien (a)	1,557	180,104
Vivendi SE (a)	63,152	175,248
Voltalia SA (a) (d)	4,361	39,820
Vranken-Pommery Monopole SA	958	12,778
Wavestone	126	8,210
		25,540,852
Georgia — 0.4%
Georgia Capital PLC (a)	7,105	295,870
Lion Finance Group PLC	9,821	1,219,520
TBC Bank Group PLC	7,218	391,318
		1,906,708
Germany — 5.9%
1&1 AG (d)	9,578	278,345
7C Solarparken AG (a)	9,101	17,333
Adesso SE (d)	561	58,329
Adtran Networks SE	908	23,263
All for One Group SE	498	25,106
Allgeier SE (d)	2,090	51,058
AlzChem Group AG	731	132,569
Amadeus Fire AG	779	39,408
Aroundtown SA (a)	165,287	514,212
Atoss Software SE	1,982	268,753
Aurubis AG (d)	7,148	1,043,240
Bechtle AG	19,131	982,198
Bertrandt AG	1,545	33,550
Bijou Brigitte AG	1,055	51,215
Bilfinger SE	7,883	994,909
Borussia Dortmund GmbH & Co. KGaA (d)	18,711	72,575
BRANICKS Group AG (a) (d)	13,461	27,165
Brenntag SE (d)	7,102	413,641
CANCOM SE	2,487	77,853
Ceconomy AG (a)	37,777	198,454
CENIT AG (a)	3,413	29,428
Cewe Stiftung & Co. KGaA (d)	1,300	158,366
CTS Eventim AG & Co. KGaA	5,258	482,641
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	4,775
Dermapharm Holding SE (d)	3,685	170,479
Deutsche Beteiligungs AG (d)	2,224	65,735
Deutsche EuroShop AG	1,221	26,990
Deutsche Pfandbriefbank AG (d)	30,601	151,532
Deutz AG	26,653	266,035
Draegerwerk AG & Co. KGaA (d)	705	46,555
Duerr AG	11,956	316,771
DWS Group GmbH & Co. KGaA	3,655	242,101
Eckert & Ziegler SE	10,434	187,092
Elmos Semiconductor SE	1,461	165,598
ElringKlinger AG (d)	6,993	35,376
Energiekontor AG (d)	880	36,949
EuroEyes International Eye Clinic Ltd.	10,000	3,906
Evonik Industries AG	14,031	220,199
Evotec SE (a)	5,019	32,168
Fielmann Group AG (d)	6,031	308,549
See accompanying notes to financial statements.
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
flatexDEGIRO AG	12,762	$546,910
FORTEC Elektronik AG	253	3,261
Fraport AG Frankfurt Airport Services Worldwide (a) (d)	8,329	681,378
Freenet AG	28,407	978,996
Friedrich Vorwerk Group SE	938	89,949
FUCHS SE	5,602	197,426
GEA Group AG	14,834	1,007,131
Gerresheimer AG (d)	1,977	64,053
Gesco SE	2,953	49,455
GFT Technologies SE (d)	3,497	77,344
Grand City Properties SA	17,052	196,806
Grenke AG (d)	1,610	29,359
Hawesko Holding SE	223	5,044
Heidelberger Druckmaschinen AG (a) (d)	61,130	145,162
HelloFresh SE (a) (d)	19,889	142,365
Hensoldt AG (d)	11,970	1,034,417
Hoenle AG (a) (d)	2,084	17,000
Hornbach Holding AG & Co. KGaA (d)	2,431	239,300
HUGO BOSS AG (d)	8,004	339,995
Indus Holding AG	3,250	107,697
Init Innovation in Traffic Systems SE	1,552	85,131
Instone Real Estate Group SE	7,263	65,488
IVU Traffic Technologies AG	1,432	35,157
Jenoptik AG	8,078	185,642
JOST Werke SE	2,840	180,449
K&S AG (d)	39,216	572,181
KION Group AG	13,725	1,097,421
Koenig & Bauer AG (a)	2,020	25,396
Krones AG	3,288	524,632
KSB SE & Co. KGaA	51	57,798
KWS Saat SE & Co. KGaA	2,406	193,537
Lanxess AG (d)	19,379	401,706
LEG Immobilien SE	14,791	1,080,200
Leifheit AG	2,380	42,507
Medios AG (a)	96	1,628
MLP SE (d)	19,478	157,988
Mutares SE & Co. KGaA (d)	1,778	62,653
Nagarro SE	1,067	95,867
Nemetschek SE	836	91,157
Nordex SE (a)	5,603	191,685
Norma Group SE	3,073	52,612
Patrizia SE (d)	9,361	89,406
Pentixapharm Holding AG (a)	3,291	5,734
Pfeiffer Vacuum Technology AG	131	24,384
ProCredit Holding AG	1,061	10,499
Puma SE	10,416	270,267
PVA TePla AG (a) (d)	2,982	79,925
PWO AG (d)	822	28,186
q.beyond AG (a)	24,973	20,262
R Stahl AG (a) (d)	1,594	27,490
RENK Group AG	1,770	110,829
SAF-Holland SE	9,928	178,404
Salzgitter AG	5,398	255,281
Scout24 SE	1,910	192,520
Secunet Security Networks AG	391	85,173
SFC Energy AG (a)	802	11,546
Security Description	Shares	Value
Germany — (Continued)
SGL Carbon SE (a)	8,945	$32,896
Siltronic AG (d)	738	41,831
Sixt SE	3,109	258,485
SMA Solar Technology AG (a)	1,529	61,196
Softwareone Holding AG	13,461	154,090
Stabilus SE	1,865	44,800
STRATEC SE (d)	1,280	33,754
Stroeer SE & Co. KGaA (d)	6,565	285,265
Suedzucker AG (d)	14,599	156,688
Surteco Group SE	2,209	28,563
SUSS MicroTec SE	644	29,589
Symrise AG	6,850	554,307
TAG Immobilien AG	43,340	672,170
Takkt AG (d)	5,204	22,518
TeamViewer SE (a)	18,997	135,006
Technotrans SE	1,427	57,463
thyssenkrupp AG	116,223	1,256,501
Tkms AG& Co. KGaA (a)	5,811	449,863
TUI AG (a)	58,083	612,956
United Internet AG	13,280	428,726
Verbio SE (a) (d)	1,497	37,256
Vossloh AG (d)	2,425	217,689
Wacker Chemie AG (d)	2,085	169,872
Wacker Neuson SE (d)	6,415	185,130
Washtec AG	3,286	183,834
Westwing Group SE (a)	395	5,308
Wuestenrot & Wuerttembergische AG	4,932	84,159
Zalando SE (a)	24,162	717,394
Zeal Network SE	469	28,959
		27,744,478
Ghana — 0.0%
Tullow Oil PLC (a) (d)	216,529	17,579
Greece — 0.0%
Okeanis Eco Tankers Corp. (d)	1,944	64,690
Greenland — 0.0%
GronlandsBANKEN AS	140	19,381
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.8%
Aeon Credit Service Asia Co. Ltd.	44,000	40,872
Allied Group Ltd. (a)	218,000	63,865
APAC Resources Ltd.	94,156	27,702
Apollo Future Mobility Group Ltd. (a)	17,400	1,520
Asia Financial Holdings Ltd.	88,000	50,882
Asia Standard International Group Ltd. (a)	296,000	9,501
ASMPT Ltd.	19,000	189,080
Associated International Hotels Ltd.	14,000	9,084
Bank of East Asia Ltd.	110,734	189,317
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd. (a)	98,000	101,142
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	29,193
See accompanying notes to financial statements.
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	$0
Cafe de Coral Holdings Ltd. (d)	82,000	51,779
Chen Hsong Holdings	150,000	30,249
Cheuk Nang Holdings Ltd.	108,566	15,377
Chevalier International Holdings Ltd.	75,139	40,001
China Energy Development Holdings Ltd. (a)	84,400	16,823
China Motor Bus Co. Ltd.	4,800	36,390
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a) (d)	378,000	126,623
Chinese Estates Holdings Ltd.	151,000	23,836
Chow Sang Sang Holdings International Ltd.	70,000	109,385
Chuang's Consortium International Ltd. (a)	382,357	15,469
CK Life Sciences International Holdings, Inc. (a)	304,000	31,935
C-Mer Medical Holdings Ltd.	74,000	16,449
Convoy, Inc. (a) (b) (c)	1,314,000	5,285
Cowell e Holdings, Inc. (a) (d)	39,000	137,778
Crystal International Group Ltd.	29,500	25,366
CSC Holdings Ltd. (a)	4,927,500	18,960
CSI Properties Ltd. (a)	3,183,630	71,586
CTF Services Ltd.	220,414	211,412
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	81,471	111,409
Dah Sing Financial Holdings Ltd.	34,660	157,214
DFI Retail Group Holdings Ltd.	5,900	23,280
Dickson Concepts International Ltd.	87,500	67,268
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	36,490
EC Healthcare (a)	59,000	4,473
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,439
Emperor Watch & Jewellery Ltd.	960,000	28,206
ENM Holdings Ltd. (a)	412,000	20,381
Esprit Holdings Ltd. (a)	50,427	7,451
Fairwood Holdings Ltd.	26,500	15,891
Far East Consortium International Ltd. (a)	394,956	36,433
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd.	20,800	8,036
Giordano International Ltd.	270,000	49,610
Glorious Sun Enterprises Ltd.	393,000	71,161
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	27,476
Golden Resources Development International Ltd.	264,000	11,873
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	82,000	24,549
Great Eagle Holdings Ltd.	34,491	66,724
G-Resources Group Ltd.	44,180	67,646
Guoco Group Ltd.	1,000	9,081
Guotai Junan International Holdings Ltd. (d)	310,600	101,185
Hang Lung Group Ltd.	155,000	303,337
Hang Lung Properties Ltd.	94,092	103,909
Hanison Construction Holdings Ltd. (a)	148,009	4,404
Harbour Centre Development Ltd.	88,000	47,490
HKR International Ltd. (a)	343,680	46,672
Hon Kwok Land Investment Co. Ltd.	140,000	16,716
Hong Kong Ferry Holdings Co. Ltd.	39,000	23,957
Hong Kong Technology Venture Co. Ltd.	52,296	9,388
Hongkong & Shanghai Hotels Ltd. (a)	95,902	72,775
Security Description	Shares	Value
Hong Kong — (Continued)
HSIN Chong Group Holdings Ltd. (a) (b) (c)	918,000	$0
Hung Hing Printing Group Ltd.	252,000	29,789
Hutchison Port Holdings Trust	909,200	200,260
Hutchison Telecommunications Hong Kong Holdings Ltd.	258,000	38,421
Hysan Development Co. Ltd.	125,000	302,927
International Housewares Retail Co. Ltd.	105,000	10,119
IPE Group Ltd. (a)	285,000	27,117
Jacobson Pharma Corp. Ltd.	90,000	15,017
Johnson Electric Holdings Ltd.	67,691	256,479
Joy Faith Investment Ltd. (a) (b) (c)	420,000	0
K Wah International Holdings Ltd.	172,000	46,328
Karrie International Holdings Ltd.	140,000	43,348
Keck Seng Investments Hong Kong Ltd.	72,000	19,604
Kerry Properties Ltd.	105,500	274,111
Kowloon Development Co. Ltd.	137,655	75,879
Lai Sun Development Co. Ltd. (a)	111,919	8,627
Lai Sun Garment International Ltd. (a)	62,634	4,024
Lam Soon Hong Kong Ltd.	15,000	20,430
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	209,699	13,337
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	44,699
Luk Fook Holdings International Ltd.	62,000	187,055
Man Wah Holdings Ltd.	240,800	141,211
Mandarin Oriental International Ltd.	67,000	221,773
Matrix Holdings Ltd.	36,000	1,989
Melco International Development Ltd. (a)	49,499	27,569
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	134,010	39,517
Miramar Hotel & Investment	51,000	66,539
Modern Dental Group Ltd.	79,000	54,005
Nameson Holdings Ltd.	130,000	17,327
New World Development Co. Ltd. (a)	167,000	155,680
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	44,422
Oriental Watch Holdings	96,484	45,333
Oshidori International Holdings Ltd. (a)	1,068,000	102,921
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd. (d)	874,000	261,221
Pacific Textiles Holdings Ltd.	194,000	31,143
Paradise Entertainment Ltd.	48,000	4,071
PAX Global Technology Ltd.	20,000	12,951
PCCW Ltd.	362,582	251,223
Perfect Medical Health Management Ltd.	108,000	17,207
Pico Far East Holdings Ltd.	178,000	61,210
Playmates Holdings Ltd.	460,000	28,956
Plover Bay Technologies Ltd.	17,000	13,062
Public Financial Holdings Ltd.	166,000	29,008
Regina Miracle International Holdings Ltd.	71,000	22,872
SAS Dragon Holdings Ltd.	140,000	80,957
SEA Holdings Ltd.	63,896	10,509
Shun Tak Holdings Ltd. (a)	379,500	31,609
Singamas Container Holdings Ltd.	388,000	34,374
SmarTone Telecommunications Holdings Ltd.	66,888	40,368
Soundwill Holdings Ltd. (a)	41,500	33,059
Stella International Holdings Ltd.	119,000	228,509
See accompanying notes to financial statements.
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Sun Hung Kai & Co. Ltd.	126,440	$64,975
SUNeVision Holdings Ltd. (d)	133,000	78,442
TAI Cheung Holdings Ltd.	192,000	86,014
Tan Chong International Ltd.	63,000	15,218
Television Broadcasts Ltd. (a)	97,700	38,414
Texwinca Holdings Ltd.	236,000	30,325
Tradelink Electronic Commerce Ltd.	256,000	34,209
Transport International Holdings Ltd.	53,961	73,445
United Laboratories International Holdings Ltd. (d)	201,000	298,544
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,398
Value Partners Group Ltd.	215,000	66,530
Valuetronics Holdings Ltd.	71,690	47,687
Vedan International Holdings Ltd.	296,000	25,482
Vitasoy International Holdings Ltd.	124,000	99,618
VTech Holdings Ltd.	34,600	272,057
Wang On Group Ltd. (a)	2,200,000	6,207
Wealthink AI-Innovation Capital Ltd. (a)	284,000	7,283
Wing On Co. International Ltd.	46,000	82,109
Wing Tai Properties Ltd.	176,000	39,723
Yue Yuen Industrial Holdings Ltd.	143,500	294,203
Yunfeng Financial Group Ltd. (a)	34,000	13,680
		8,680,514
Indonesia — 0.2%
First Pacific Co. Ltd.	462,000	353,285
First Resources Ltd.	78,300	127,268
Gallant Venture Ltd. (a)	257,900	17,657
Golden Agri-Resources Ltd.	1,125,500	249,548
Nickel Industries Ltd.	203,875	113,347
		861,105
Iraq — 0.0%
Genel Energy PLC (a)	25,050	20,092
Gulf Keystone Petroleum Ltd.	48,140	115,012
		135,104
Ireland — 0.4%
C&C Group PLC (d)	86,867	157,388
Cairn Homes PLC	87,179	212,295
COSMO Pharmaceuticals NV	823	108,654
FBD Holdings PLC	6,895	127,551
Glanbia PLC	36,185	620,415
Glenveagh Properties PLC (a)	61,605	139,742
Greencore Group PLC	112,356	384,426
Hostelworld Group PLC	8,529	14,289
Irish Continental Group PLC	20,378	144,150
Permanent TSB Group Holdings PLC (a)	15,086	50,709
		1,959,619
Isle of Man — 0.0%
Strix Group PLC (a)	15,100	9,566
Israel — 1.2%
Adgar Investment & Development Ltd. (a)	11,788	17,525
Afcon Holdings Ltd.	660	74,231
Security Description	Shares	Value
Israel — (Continued)
AFI Properties Ltd. (a)	544	$39,968
Africa Israel Residences Ltd.	880	76,351
Allot Ltd. (a)	1,208	11,911
Alrov Properties & Lodgings Ltd.	1,801	139,167
Arad Ltd.	2,224	35,852
AudioCodes Ltd.	1	5
Avgol Industries 1953 Ltd. (a)	27,883	11,858
Azorim-Investment Development & Construction Co. Ltd.	10,081	58,656
Blue Square Real Estate Ltd.	785	97,573
Carasso Motors Ltd. (a)	5,984	66,668
Cellcom Israel Ltd.	12,049	141,988
Ceragon Networks Ltd. (a) (d)	14,799	31,078
Danel Adir Yeoshua Ltd.	1,006	148,873
Delek Automotive Systems Ltd.	4,372	33,344
Delta Galil Ltd.	700	38,199
Dor Alon Energy in Israel 1988 Ltd.	1,540	77,758
Electra Consumer Products 1970 Ltd.	1,793	60,904
Energean PLC (d)	27,001	322,506
Equital Ltd. (a)	1,117	56,927
FMS Enterprises Migun Ltd.	864	63,762
Fox Wizel Ltd.	908	89,188
Gilat Satellite Networks Ltd. (a)	9,844	127,042
Globrands Ltd.	93	13,385
IDI Insurance Co. Ltd.	1,564	118,706
IES Holdings Ltd. (a)	569	74,053
Ilex Medical Ltd.	959	20,021
Inrom Construction Industries Ltd.	17,580	121,441
Isracard Ltd.	22,812	111,743
Isras Investment Co. Ltd.	188	58,084
Issta Ltd.	1,175	41,619
Kamada Ltd.	7,951	56,431
Kardan Real Estate Enterprise & Development Ltd.	9,389	17,643
Kerur Holdings Ltd. (a)	2,088	58,857
Klil Industries Ltd.	315	19,747
Kvutzat Acro Ltd.	2,674	38,656
Lahav L.R. Real Estate Ltd.	7,734	20,398
Land Development Nimrodi Group Ltd.	3,950	51,577
Lapidoth Capital Ltd.	607	18,399
M Yochananof & Sons Ltd.	586	62,253
Magic Software Enterprises Ltd.	4,778	124,354
Malam - Team Ltd. (a)	1,160	48,443
Max Stock Ltd.	4,536	36,401
Mediterranean Towers Ltd.	19,316	84,484
Meitav Investment House Ltd.	10,041	364,471
Meshulam Levinstein Contracting & Engineering Ltd.	255	43,091
Mivtach Shamir Holdings Ltd.	906	116,682
Mizrahi Tefahot Bank Ltd.	1	64
Nawi Group Ltd.	3,373	57,609
Neto Malinda Trading Ltd.	783	37,028
Neto ME Holdings Ltd. (a)	492	36,151
Nexxen International Ltd. (a)	7,429	48,586
Novolog Ltd.	43,939	17,279
Oil Refineries Ltd.	258,232	80,359
OY Nofar Energy Ltd. (a)	1,445	50,864
Perion Network Ltd. (a)	2,894	27,377
Plasson Industries Ltd.	696	39,979
See accompanying notes to financial statements.
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
Plus500 Ltd.	17,798	$868,704
Polyram Plastic Industries Ltd.	3,415	10,913
Prashkovsky Investments & Construction Ltd. (a)	569	27,973
Priortech Ltd. (a)	628	42,722
Qualitau Ltd.	607	115,042
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,570	173,327
Retailors Ltd.	1,447	19,306
Sano-Brunos Enterprises Ltd.	46	6,397
Scope Metals Group Ltd.	1,374	75,113
Shikun & Binui Soltec Renewable Energy (a)	15,758	17,923
Summit Real Estate Holdings Ltd. (REIT)	4,460	86,771
Suny Cellular Communication Ltd.	16,495	8,479
Tadiran Group Ltd.	539	22,246
Tamar Petroleum Ltd.	3,762	44,737
Telsys Ltd.	1	66
Veridis Environment Ltd. (a)	3,156	35,610
Victory Supermarket Chain Ltd.	589	10,407
YD More Investments Ltd.	3,237	57,427
		5,560,732
Italy — 3.7%
A2A SpA	363,373	985,371
Abitare In SpA (a) (d)	2,488	8,280
ACEA SpA	10,339	268,507
Amplifon SpA	6,438	103,746
Ariston Holding NV	3,301	17,273
Arnoldo Mondadori Editore SpA	30,273	75,217
Ascopiave SpA	16,968	65,523
Azimut Holding SpA	24,097	1,006,729
Banca Generali SpA	12,644	846,893
Banca IFIS SpA	4,675	138,784
Banca Profilo SpA	117,883	23,016
Banca Sistema SpA (a)	13,168	26,041
Banco di Desio e della Brianza SpA	7,920	87,394
BFF Bank SpA (a)	20,564	228,389
Brembo NV	20,302	223,752
Brunello Cucinelli SpA (d)	5,796	666,963
Cairo Communication SpA (a) (d)	13,212	43,618
Cembre SpA	248	19,849
CIR SpA-Compagnie Industriali (a)	120,339	99,120
Credito Emiliano SpA	15,013	268,380
d'Amico International Shipping SA	6,853	39,967
Danieli & C Officine Meccaniche SpA	2,437	143,297
doValue SpA (a)	13,535	47,311
Emak SpA	23,063	25,010
Enav SpA	38,399	212,352
Equita Group SpA	2,498	18,350
ERG SpA	916	23,631
Esprinet SpA	5,413	39,282
Fila SpA	5,412	62,035
Fincantieri SpA (a)	16,235	314,743
FNM SpA	55,327	30,626
Garofalo Health Care SpA (d)	4,060	26,627
Hera SpA	188,309	888,476
IMMSI SpA	51,196	33,126
Intercos SpA	2,359	30,633
Security Description	Shares	Value
Italy — (Continued)
Iren SpA	134,583	$403,518
Italgas SpA	140,447	1,570,386
Italmobiliare SpA (d)	3,032	96,995
Iveco Group NV	40,291	888,756
Lottomatica Group SpA	11,613	304,748
LU-VE SpA	1,991	91,931
Maire SpA	32,403	493,215
MARR SpA	2,278	24,059
MFE-MediaForEurope NV - Class A	36,806	133,046
MFE-MediaForEurope NV - Class A (d)	44,716	155,823
MFE-MediaForEurope NV - Class B (d)	15,815	76,194
Moltiply Group SpA	3,520	142,902
NewPrinces SpA (a)	1,806	40,849
Nexi SpA	62,417	307,946
Orsero SpA	814	17,701
OVS SpA	32,456	184,833
Pharmanutra SpA (d)	826	52,425
Piaggio & C SpA (d)	13,551	28,892
Pirelli & C SpA (d)	71,853	494,080
RAI Way SpA	21,468	140,896
Recordati Industria Chimica e Farmaceutica SpA	4,723	269,026
Reply SpA	3,581	481,523
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	29,250
Sabaf SpA	3,059	50,198
Safilo Group SpA (a)	12,212	27,470
Saipem SpA (d)	282,320	804,933
Salvatore Ferragamo SpA (a)	3,759	36,129
Sanlorenzo SpA (d)	1,764	62,365
Sesa SpA	1,039	108,972
Sogefi SpA	8,023	31,916
SOL SpA	8,590	493,959
Tamburi Investment Partners SpA (d)	20,113	216,809
Technogym SpA	24,734	466,936
Telecom Italia SpA (a) (d)	1,819,770	1,091,639
TXT e-solutions SpA	388	13,823
Uni Land SpA (a) (b) (c)	4,937	0
Webuild SpA (d)	70,140	280,939
Wiit SpA	697	16,451
		17,269,844
Japan — 22.6%
&Do Holdings Co. Ltd. (d)	1,400	9,460
77 Bank Ltd. (d)	6,700	322,848
A&D HOLON Holdings Co. Ltd.	5,100	66,559
Achilles Corp.	3,700	34,177
ADEKA Corp. (d)	15,800	391,211
Ad-sol Nissin Corp.	3,800	39,470
Adtec Plasma Technology Co. Ltd.	600	4,821
Advan Group Co. Ltd.	5,200	30,315
Advanced Media, Inc.	1,200	8,259
Adventure, Inc. (d)	600	6,271
Aeon Fantasy Co. Ltd. (a) (d)	1,600	30,866
AEON Financial Service Co. Ltd.	12,700	140,680
Aeon Hokkaido Corp.	4,800	27,995
Aeon Kyushu Co. Ltd.	600	11,337
AFC-HD AMS Life Science Co. Ltd. (d)	1,900	10,713
See accompanying notes to financial statements.
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Ahresty Corp.	5,200	$26,612
Ai Holdings Corp. (d)	8,200	147,782
Aica Kogyo Co. Ltd. (d)	10,800	242,401
Aichi Corp.	5,200	45,511
Aichi Financial Group, Inc.	714	20,938
Aichi Steel Corp. (d)	5,100	95,200
Aichi Tokei Denki Co. Ltd.	2,200	37,780
Aida Engineering Ltd.	6,700	50,951
Aiful Corp.	51,900	184,665
Ain Holdings, Inc.	5,400	229,898
Ainavo Holdings Co. Ltd. (d)	2,200	10,424
Aiphone Co. Ltd.	2,100	39,437
Airman Corp.	4,200	48,826
Airport Facilities Co. Ltd.	4,800	31,025
Airtrip Corp.	2,500	12,144
Aisan Industry Co. Ltd.	6,300	89,942
AIT Corp.	1,600	22,082
Ajis Co. Ltd.	500	9,316
Akatsuki Corp.	8,100	30,527
Akatsuki, Inc.	2,100	35,575
Akebono Brake Industry Co. Ltd. (a)	17,400	12,959
Akita Bank Ltd.	3,300	84,634
Albis Co. Ltd.	1,600	27,400
Alconix Corp. (d)	5,600	89,624
Alfresa Holdings Corp.	1,600	24,849
Alinco, Inc.	4,600	32,962
Alleanza Holdings Co. Ltd.	1,400	10,934
Alpen Co. Ltd.	2,900	42,576
Alpha Corp.	2,200	16,881
AlphaPolis Co. Ltd.	1,200	12,562
Alps Alpine Co. Ltd.	31,000	395,021
Altech Corp.	3,320	57,382
Amano Corp.	9,900	266,324
Amiyaki Tei Co. Ltd.	3,300	29,708
Amuse, Inc.	2,800	34,415
Amvis Holdings, Inc.	5,200	15,708
Anabuki Kosan, Inc.	800	11,337
and ST HD Co. Ltd. (d)	5,440	99,907
Anest Iwata Corp.	5,500	57,274
Anicom Holdings, Inc.	11,300	72,555
Anycolor, Inc. (d)	900	27,777
AOI Electronics Co. Ltd.	1,100	16,931
AOKI Holdings, Inc.	7,300	84,318
Aoyama Trading Co. Ltd.	7,600	122,848
Aoyama Zaisan Networks Co. Ltd. (d)	2,800	28,236
Arakawa Chemical Industries Ltd.	4,600	35,845
Arata Corp.	5,200	102,136
ARCLANDS Corp. (d)	9,680	119,294
Arcs Co. Ltd.	7,364	158,856
ARE Holdings, Inc.	15,400	313,508
Arealink Co. Ltd.	7,600	51,812
Argo Graphics, Inc.	11,200	115,786
Arisawa Manufacturing Co. Ltd.	5,900	64,939
Artience Co. Ltd. (d)	6,800	149,444
Artnature, Inc.	5,000	25,764
As One Corp.	10,700	164,438
Security Description	Shares	Value
Japan — (Continued)
Asahi Broadcasting Group Holdings Corp.	2,400	$12,767
Asahi Co. Ltd.	3,400	28,302
Asahi Diamond Industrial Co. Ltd.	7,800	41,462
Asahi Kogyosha Co. Ltd.	3,400	75,215
Asahi Net, Inc.	5,000	22,382
Asahi Printing Co. Ltd.	400	2,235
Asahi Yukizai Corp.	2,600	89,522
Asanuma Corp.	13,400	87,525
Asax Co. Ltd.	3,200	17,056
Asia Pile Holdings Corp.	3,800	34,236
ASKA Pharmaceutical Holdings Co. Ltd.	4,400	57,278
ASKUL Corp.	7,400	66,105
Astena Holdings Co. Ltd.	9,000	27,767
Atsugi Co. Ltd. (a)	4,300	34,467
Aucnet, Inc. (d)	4,200	55,401
Autobacs Seven Co. Ltd.	13,600	143,009
Avant Group Corp.	4,700	52,559
Avantia Co. Ltd. (d)	3,000	16,541
Avex, Inc.	7,600	61,468
Awa Bank Ltd.	5,200	145,116
Axial Retailing, Inc.	13,400	98,561
Axyz Co. Ltd. (d)	500	13,237
AZ-COM MARUWA Holdings, Inc.	7,400	46,628
Bando Chemical Industries Ltd.	5,500	71,775
Bank of Iwate Ltd.	2,400	79,444
Bank of Kochi Ltd.	1,600	9,861
Bank of Nagoya Ltd. (d)	5,400	149,687
Bank of Saga Ltd.	2,600	67,014
Bank of the Ryukyus Ltd.	7,300	86,076
Base Co. Ltd.	600	12,284
Beauty Garage, Inc.	1,600	15,853
Belc Co. Ltd.	2,200	105,641
Bell System24 Holdings, Inc.	6,900	63,378
Belluna Co. Ltd.	10,200	64,742
Bic Camera, Inc.	18,000	193,103
Blue Zones Holdings Co. Ltd.	700	37,951
BML, Inc. (d)	3,800	93,540
Bookoff Group Holdings Ltd. (d)	3,500	32,835
Bourbon Corp.	2,100	34,992
Br Holdings Corp.	7,400	16,401
BRONCO BILLY Co. Ltd. (d)	500	12,067
Buffalo, Inc.	1,500	46,418
Bull-Dog Sauce Co. Ltd. (d)	1,200	14,223
Bunka Shutter Co. Ltd.	10,200	133,372
Business Brain Showa-Ota, Inc.	2,000	45,483
Business Engineering Corp. (d)	4,000	43,533
C Uyemura & Co. Ltd.	2,000	186,530
CAC Holdings Corp.	2,600	34,077
Canare Electric Co. Ltd.	800	9,501
Canon Electronics, Inc.	4,300	99,741
Careerlink Co. Ltd.	1,000	16,624
Carlit Co. Ltd.	3,000	36,113
Casio Computer Co. Ltd.	3,800	30,818
Cawachi Ltd.	2,000	38,313
CCI Group, Inc. (d)	34,400	177,009
CDS Co. Ltd.	700	8,113
See accompanying notes to financial statements.
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Celsys, Inc.	4,800	$51,007
Central Automotive Products Ltd.	7,800	93,863
Central Glass Co. Ltd.	4,500	100,172
Central Security Patrols Co. Ltd.	2,300	44,590
Central Sports Co. Ltd. (d)	2,400	37,923
Ceres, Inc. (d)	1,600	19,874
Change Holdings, Inc. (d)	5,500	34,656
Charm Care Corp. KK (d)	3,800	30,844
Chiba Kogyo Bank Ltd. (d)	5,900	63,429
Chino Corp.	4,200	37,864
Chiyoda Co. Ltd.	3,400	23,694
Chiyoda Integre Co. Ltd.	1,900	39,286
Chofu Seisakusho Co. Ltd. (d)	4,000	51,504
Chori Co. Ltd.	2,400	62,746
Chubu Shiryo Co. Ltd.	4,600	50,825
Chudenko Corp.	5,200	149,328
Chuetsu Pulp & Paper Co. Ltd.	1,900	24,532
Chugai Ro Co. Ltd.	1,400	38,941
Chugin Financial Group, Inc. (d)	27,200	428,031
Chugoku Electric Power Co., Inc.	5,800	36,790
Chugoku Marine Paints Ltd.	7,700	217,409
Chuo Gyorui Co. Ltd.	200	4,650
Chuo Spring Co. Ltd.	2,100	47,140
Citizen Watch Co. Ltd.	40,100	326,869
CKD Corp. (d)	9,700	189,772
Cleanup Corp.	5,300	29,605
CMK Corp.	12,600	42,239
COLOPL, Inc.	7,200	19,730
Colowide Co. Ltd. (d)	18,100	203,032
Como Co. Ltd.	400	8,721
Computer Engineering & Consulting Ltd.	1,500	23,445
Computer Institute of Japan Ltd. (d)	12,240	40,674
Comture Corp.	4,400	48,122
Core Corp.	2,500	33,055
Corona Corp. (d)	4,400	26,683
Cosel Co. Ltd. (d)	5,400	37,452
Cosmos Initia Co. Ltd.	3,500	26,134
Cota Co. Ltd.	4,920	35,609
Create Medic Co. Ltd.	1,800	11,806
Create Restaurants Holdings, Inc. (d)	47,400	234,664
Create SD Holdings Co. Ltd.	5,600	119,323
Creek & River Co. Ltd.	2,700	26,080
Cresco Ltd.	5,000	55,529
Cross Cat Co. Ltd.	1,400	9,563
CTI Engineering Co. Ltd.	3,700	70,245
CTS Co. Ltd.	5,200	34,723
CUC, Inc. (a)	1,300	7,049
Curves Holdings Co. Ltd.	10,900	55,906
Cybozu, Inc. (d)	4,400	79,085
Dai Nippon Toryo Co. Ltd.	3,800	32,669
Dai-Dan Co. Ltd.	8,400	132,969
Daido Kogyo Co. Ltd. (a)	2,000	19,063
Daido Metal Co. Ltd.	8,200	51,436
Daido Steel Co. Ltd.	23,900	244,342
Daihatsu Infinearth Mfg Co. Ltd.	2,500	40,516
Daiho Corp.	6,900	34,531
Security Description	Shares	Value
Japan — (Continued)
Daiichi Jitsugyo Co. Ltd.	3,700	$71,634
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (d)	5,000	35,997
Daiichikosho Co. Ltd.	8,100	87,185
Daiken Medical Co. Ltd.	4,400	12,558
Daiki Aluminium Industry Co. Ltd.	5,400	41,504
Daiki Axis Co. Ltd.	1,300	5,629
DAIKO XTECH Ltd.	1,300	8,916
Daikoku Denki Co. Ltd. (d)	1,800	32,793
Daikokutenbussan Co. Ltd. (d)	1,300	47,416
Daikyonishikawa Corp.	8,300	42,281
Dainichi Co. Ltd.	4,100	24,995
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,400	63,700
Daio Paper Corp.	16,200	96,247
Daiseki Co. Ltd. (d)	7,639	165,597
Daishi Hokuetsu Financial Group, Inc.	37,800	391,822
Daishinku Corp. (d)	7,400	27,311
Daisue Construction Co. Ltd.	1,800	43,021
Daito Bank Ltd.	1,400	8,111
Daito Pharmaceutical Co. Ltd.	5,912	51,115
Daitron Co. Ltd. (d)	3,000	46,530
Daiwa Industries Ltd.	5,800	58,977
Daiwabo Holdings Co. Ltd.	15,100	297,300
DCM Holdings Co. Ltd.	17,800	184,421
Dear Life Co. Ltd.	5,400	38,933
Delica Foods Holdings Co. Ltd.	600	3,281
Denka Co. Ltd. (d)	13,100	229,693
Dentsu Soken, Inc.	2,700	47,215
Denyo Co. Ltd.	2,900	66,197
Dexerials Corp.	800	13,451
DIC Corp. (d)	14,500	337,988
Digital Arts, Inc. (d)	2,100	83,871
Digital Hearts Holdings Co. Ltd.	2,600	15,098
Digital Holdings, Inc.	400	5,128
Digital Information Technologies Corp. (d)	4,200	35,006
Dip Corp. (d)	6,600	93,246
DKK Co. Ltd.	1,900	32,034
DKS Co. Ltd. (d)	1,100	57,900
DMW Corp.	700	23,578
Doshisha Co. Ltd.	4,400	92,739
Double Standard, Inc.	1,400	15,516
Doutor Nichires Holdings Co. Ltd.	6,000	99,527
Dowa Holdings Co. Ltd.	6,400	304,030
DTS Corp.	24,800	194,449
Duskin Co. Ltd.	5,500	149,222
DyDo Group Holdings, Inc. (d)	3,000	48,495
Eagle Industry Co. Ltd.	4,100	74,822
EAT&HOLDINGS Co. Ltd. (d)	1,400	18,077
Ebara Foods Industry, Inc.	700	11,216
Ebara Jitsugyo Co. Ltd.	3,800	51,924
Ebase Co. Ltd.	4,800	13,549
Eco's Co. Ltd.	2,100	40,504
EDION Corp. (d)	15,700	212,456
EF-ON, Inc.	6,100	13,759
eGuarantee, Inc.	6,200	71,128
E-Guardian, Inc. (d)	1,000	10,683
Ehime Bank Ltd.	7,600	72,165
See accompanying notes to financial statements.
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Eidai Co. Ltd.	10,000	$14,625
Eizo Corp. (d)	6,500	92,873
Elan Corp.	2,200	10,160
Elecom Co. Ltd.	8,800	96,813
EM Systems Co. Ltd.	3,500	17,754
en, Inc.	5,500	54,115
Endo Lighting Corp.	2,600	40,426
Enplas Corp.	400	23,769
Entrust, Inc.	1,500	11,341
eRex Co. Ltd. (d)	8,000	31,260
ES-Con Japan Ltd.	6,700	50,887
Eslead Corp.	1,600	68,574
ESPEC Corp.	3,400	72,901
Exedy Corp.	4,100	147,067
EXEO Group, Inc.	25,700	426,651
Ezaki Glico Co. Ltd. (d)	9,200	318,205
F&M Co. Ltd.	1,600	24,811
FALCO HOLDINGS Co. Ltd.	2,300	39,318
FCC Co. Ltd.	7,100	168,331
FDK Corp. (a)	1,100	2,466
Feed One Co. Ltd.	4,576	30,902
Ferrotec Corp. (d)	8,600	276,636
Fibergate, Inc.	1,800	7,808
FIDEA Holdings Co. Ltd.	3,950	47,986
Financial Partners Group Co. Ltd. (d)	8,200	100,299
FINDEX, Inc.	3,900	22,598
First Bank of Toyama Ltd. (d)	9,700	112,040
First Brothers Co. Ltd. (d)	900	7,004
First Juken Co. Ltd. (d)	1,600	11,944
First-Corp., Inc.	1,600	9,993
Fixstars Corp. (d)	4,100	41,179
FJ Next Holdings Co. Ltd.	3,800	35,148
Focus Systems Corp.	2,900	33,629
Forval Corp. (d)	1,900	14,319
Foster Electric Co. Ltd.	4,000	69,323
FP Corp.	3,600	60,509
France Bed Holdings Co. Ltd. (d)	5,700	47,997
Freebit Co. Ltd.	2,100	22,655
F-Tech, Inc.	3,200	16,380
FTGroup Co. Ltd.	1,500	12,284
Fudo Tetra Corp.	2,830	47,975
Fuji Corp. (d)	15,300	356,184
Fuji Corp. Ltd.	6,500	34,041
Fuji Kyuko Co. Ltd.	4,600	60,901
Fuji Oil Co. Ltd.	8,400	195,859
Fuji Pharma Co. Ltd.	2,400	28,939
Fuji Seal International, Inc.	7,600	152,162
Fujibo Holdings, Inc.	1,800	95,271
Fujicco Co. Ltd.	3,600	36,364
Fujikura Composites, Inc.	3,700	48,643
Fujikura Kasei Co. Ltd.	6,900	27,241
Fujimi, Inc.	9,900	150,097
Fujisash Co. Ltd.	2,450	14,366
Fujishoji Co. Ltd.	1,300	8,941
Fujita Kanko, Inc.	2,000	33,735
Fujiya Co. Ltd. (d)	2,500	40,304
Security Description	Shares	Value
Japan — (Continued)
FuKoKu Co. Ltd.	2,800	$34,667
Fukuda Corp.	1,300	62,244
Fukuda Denshi Co. Ltd.	3,200	154,178
Fukui Bank Ltd.	3,100	51,111
Fukui Computer Holdings, Inc.	1,900	38,051
Fukuyama Transporting Co. Ltd.	3,200	90,293
FULLCAST Holdings Co. Ltd. (d)	3,400	36,169
Funai Soken Holdings, Inc.	14,540	106,330
Furukawa Co. Ltd.	4,000	98,361
Furuno Electric Co. Ltd. (d)	4,500	227,323
Furuya Metal Co. Ltd.	3,300	73,377
Furyu Corp.	4,300	29,266
Fuso Chemical Co. Ltd. (d)	4,100	166,991
Fuso Pharmaceutical Industries Ltd.	1,800	26,560
Futaba Corp.	10,200	37,995
Futaba Industrial Co. Ltd.	9,900	66,228
Future Corp. (d)	8,100	102,322
Fuyo General Lease Co. Ltd.	2,400	65,748
G-7 Holdings, Inc.	4,600	41,451
Gakken Holdings Co. Ltd.	6,400	45,674
Gakkyusha Co. Ltd.	2,800	42,593
Galilei Co. Ltd.	4,900	118,993
Gecoss Corp.	3,400	31,515
Genki Global Dining Concepts Corp. (d)	2,400	47,672
Genky DrugStores Co. Ltd. (d)	2,800	88,683
Geo Holdings Corp.	4,600	55,076
Gift Holdings, Inc. (d)	1,600	34,284
giftee, Inc.	2,800	22,540
GLOBERIDE, Inc.	3,500	48,574
Glory Ltd.	8,400	212,559
GLtechno Holdings, Inc.	1,300	25,866
GMO Financial Gate, Inc.	400	13,233
GMO Financial Holdings, Inc.	8,000	44,590
GMO GlobalSign Holdings KK	1,000	15,046
GMO internet group, Inc.	7,300	182,718
Godo Steel Ltd.	2,300	57,961
Goldcrest Co. Ltd.	3,230	68,282
Grandy House Corp.	3,600	14,109
GREE Holdings, Inc.	3,500	8,927
Greens Co. Ltd.	1,700	25,375
grems, Inc.	900	14,492
GS Yuasa Corp. (d)	15,900	381,201
GSI Creos Corp.	2,800	44,268
G-Tekt Corp.	3,300	41,412
Gun-Ei Chemical Industry Co. Ltd.	1,300	33,046
Gunze Ltd.	6,100	166,940
H.U. Group Holdings, Inc.	9,500	205,210
H2O Retailing Corp. (d)	16,500	217,274
HABA Laboratories, Inc.	700	7,729
Hagihara Industries, Inc.	2,600	28,041
Hagiwara Electric Holdings Co. Ltd.	1,800	42,482
Hakudo Co. Ltd.	1,700	25,385
Halows Co. Ltd.	2,100	61,886
Hamakyorex Co. Ltd.	11,500	130,040
Handsman Co. Ltd.	800	4,222
Hanwa Co. Ltd. (d)	5,300	242,828
See accompanying notes to financial statements.
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Happinet Corp.	5,600	$105,553
Hard Off Corp. Co. Ltd.	2,500	31,977
Harima Chemicals Group, Inc.	4,300	25,460
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,668
Hazama Ando Corp.	28,390	342,989
Heiwado Co. Ltd.	5,400	99,587
Hennge KK	600	4,889
Hibiya Engineering Ltd.	3,700	112,857
Hiday Hidaka Corp.	500	11,016
HI-LEX Corp.	4,600	92,031
Himaraya Co. Ltd.	2,600	14,061
Hino Motors Ltd. (a)	34,000	83,862
Hioki EE Corp.	2,000	77,725
Hirakawa Hewtech Corp.	2,100	38,559
Hirano Tecseed Co. Ltd.	1,300	13,914
Hirata Corp.	3,000	44,793
Hirogin Holdings, Inc. (d)	36,800	370,509
Hirose Tusyo, Inc.	300	6,773
Hiroshima Electric Railway Co. Ltd. (d)	1,500	5,813
Hiroshima Gas Co. Ltd.	7,000	17,009
Hisaka Works Ltd.	4,000	39,276
Hito Communications Holdings, Inc.	1,700	11,161
Hochiki Corp.	2,600	73,760
Hodogaya Chemical Co. Ltd.	1,800	25,573
Hokkaido Electric Power Co., Inc. (d)	33,500	223,922
Hokkaido Gas Co. Ltd.	13,800	67,005
Hokkan Holdings Ltd.	2,500	37,856
Hokko Chemical Industry Co. Ltd.	3,500	36,855
Hokuetsu Corp. (d)	21,100	120,391
Hokuhoku Financial Group, Inc.	11,400	332,689
Hokuriku Electric Industry Co. Ltd.	2,100	39,051
Hokuriku Electric Power Co. (d)	32,400	201,293
Hokuriku Electrical Construction Co. Ltd.	3,600	34,226
Hokuriku Gas Co. Ltd.	1,000	23,782
Hokuto Corp.	4,300	55,577
H-One Co. Ltd.	4,500	40,489
Honeys Holdings Co. Ltd.	3,630	35,428
Honma Golf Ltd. (a)	27,000	10,857
Hoosiers Holdings Co. Ltd.	5,400	45,384
Hoshi Iryo-Sanki Co. Ltd.	300	9,788
Hosiden Corp. (d)	8,900	141,548
Hosokawa Micron Corp.	2,700	97,284
Hotland Holdings Co. Ltd. (d)	2,100	26,814
House Foods Group, Inc.	3,300	60,766
Howa Machinery Ltd.	1,400	10,673
HS Holdings Co. Ltd.	5,000	37,361
Hyakugo Bank Ltd. (d)	36,000	262,662
Hyakujushi Bank Ltd.	4,100	174,463
IBJ, Inc.	4,900	24,542
Ichiken Co. Ltd.	1,100	33,664
Ichikoh Industries Ltd.	9,000	29,556
Ichimasa Kamaboko Co. Ltd.	1,100	5,232
Ichinen Holdings Co. Ltd.	2,600	35,343
Ichiyoshi Securities Co. Ltd.	7,000	48,420
Icom, Inc.	2,000	37,192
Idec Corp.	5,200	97,008
Security Description	Shares	Value
Japan — (Continued)
IDOM, Inc.	10,000	$81,480
Iino Kaiun Kaisha Ltd.	13,800	124,779
I'll, Inc.	900	14,604
Imasen Electric Industrial (d)	2,000	11,956
i-mobile Co. Ltd.	5,400	17,353
Imuraya Group Co. Ltd.	2,200	35,907
Inaba Denki Sangyo Co. Ltd.	20,400	332,234
Inaba Seisakusho Co. Ltd.	3,200	32,595
Inabata & Co. Ltd.	8,300	198,519
I-NE Co. Ltd. (d)	800	6,787
Ines Corp.	4,100	50,995
Infomart Corp.	16,100	43,613
INFRONEER Holdings, Inc. (d)	17,300	236,271
Innotech Corp.	2,400	32,219
Insource Co. Ltd.	11,200	61,376
Intage Holdings, Inc.	2,600	29,352
Intelligent Wave, Inc. (d)	3,400	20,729
Inui Global Logistics Co. Ltd. (d)	3,000	26,261
IR Japan Holdings Ltd.	2,000	10,094
Iriso Electronics Co. Ltd. (d)	3,200	65,764
ISB Corp.	400	4,420
Ise Chemicals Corp. (d)	4,000	120,018
Iseki & Co. Ltd. (d)	3,100	36,864
Ishihara Sangyo Kaisha Ltd.	5,800	101,638
Ishizuka Glass Co. Ltd.	500	10,251
Itfor, Inc.	5,300	58,046
ITmedia, Inc.	1,500	15,471
Ito En Ltd. (d)	6,100	119,732
Itochu Enex Co. Ltd.	9,100	110,105
Itochu-Shokuhin Co. Ltd.	1,000	71,624
Itoham Yonekyu Holdings, Inc. (d)	5,300	189,640
Itoki Corp. (d)	6,900	107,291
IwaiCosmo Holdings, Inc.	4,300	89,863
Iwaki Co. Ltd.	1,300	21,675
Iwatani Corp.	3,600	37,881
Iwatsuka Confectionery Co. Ltd.	2,000	38,788
Izumi Co. Ltd.	6,800	130,315
J Trust Co. Ltd.	16,800	51,189
JAC Recruitment Co. Ltd. (d)	13,700	92,975
Jaccs Co. Ltd.	4,200	116,124
JAFCO Group Co. Ltd. (d)	8,900	136,893
JANOME Corp.	3,899	28,924
Japan Airport Terminal Co. Ltd.	400	11,210
Japan Aviation Electronics Industry Ltd. (d)	9,300	149,569
Japan Cash Machine Co. Ltd.	1,200	7,882
Japan Communications, Inc. (a)	35,600	33,204
Japan Elevator Service Holdings Co. Ltd. (d)	27,800	308,713
Japan Foundation Engineering Co. Ltd.	7,900	33,379
Japan Investment Adviser Co. Ltd. (d)	4,700	61,218
Japan Lifeline Co. Ltd. (d)	9,100	91,515
Japan Material Co. Ltd.	13,600	134,603
Japan Medical Dynamic Marketing, Inc.	4,400	13,669
Japan Oil Transportation Co. Ltd.	700	24,680
Japan Petroleum Exploration Co. Ltd. (d)	26,500	264,677
Japan Property Management Center Co. Ltd.	4,100	33,779
Japan Pulp & Paper Co. Ltd.	14,300	80,489
See accompanying notes to financial statements.
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Japan Pure Chemical Co. Ltd.	500	$11,226
Japan Securities Finance Co. Ltd. (d)	14,300	184,652
Japan Transcity Corp.	8,300	60,073
Japan Wool Textile Co. Ltd.	9,200	104,340
JBCC Holdings, Inc.	11,200	114,274
JCU Corp. (d)	3,700	115,762
Jeol Ltd.	9,100	292,671
JFE Systems, Inc.	1,400	21,475
JGC Holdings Corp.	23,600	286,826
JIG-SAW, Inc. (a) (d)	900	15,412
JINS Holdings, Inc. (d)	2,200	77,725
JINUSHI Co. Ltd.	3,500	68,095
JK Holdings Co. Ltd.	2,800	24,177
J-Lease Co. Ltd.	1,200	11,102
JM Holdings Co. Ltd.	4,800	51,510
JMS Co. Ltd.	6,400	18,067
J-Oil Mills, Inc.	4,000	51,153
Joshin Denki Co. Ltd.	3,100	53,628
Joyful Honda Co. Ltd. (d)	9,800	133,125
JP-Holdings, Inc.	8,000	36,658
JSB Co. Ltd.	2,000	45,502
JSP Corp.	2,400	37,509
JTEKT Corp.	15,100	167,477
Juki Corp.	7,200	23,041
Juroku Financial Group, Inc.	5,700	261,118
Justsystems Corp.	4,500	145,104
JVCKenwood Corp.	31,000	237,808
K&O Energy Group, Inc. (d)	2,800	68,412
Kadoya Sesame Mills, Inc.	800	20,420
Kaga Electronics Co. Ltd.	6,900	170,886
Kagome Co. Ltd. (d)	6,400	110,054
Kaken Pharmaceutical Co. Ltd.	3,400	87,064
Kamakura Shinsho Ltd.	3,700	14,799
Kameda Seika Co. Ltd. (d)	2,300	57,233
Kamei Corp.	3,600	69,203
Kanaden Corp.	2,200	30,137
Kanadevia Corp.	30,300	184,096
Kanagawa Chuo Kotsu Co. Ltd.	1,400	33,479
Kanamic Network Co. Ltd.	900	3,001
Kanamoto Co. Ltd.	5,900	147,533
Kaneka Corp.	8,000	224,382
Kaneko Seeds Co. Ltd.	1,300	13,498
Kanematsu Corp.	32,400	372,501
Kanemi Co. Ltd. (d)	100	2,235
Kanto Denka Kogyo Co. Ltd.	9,000	63,559
Kappa Create Co. Ltd.	1,000	9,860
Katakura Industries Co. Ltd.	3,600	66,194
Katitas Co. Ltd.	9,800	199,276
Kato Sangyo Co. Ltd. (d)	4,200	172,156
Kato Works Co. Ltd.	2,500	21,044
Kawada Technologies, Inc.	2,700	75,487
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	27,981
KeePer Technical Laboratory Co. Ltd. (d)	2,500	56,210
Keihan Holdings Co. Ltd.	6,400	138,325
Keihanshin Building Co. Ltd.	6,100	75,044
Keihin Co. Ltd.	2,300	41,058
Security Description	Shares	Value
Japan — (Continued)
Keikyu Corp.	9,000	$88,113
Keio Corp.	1,000	25,856
KEIWA, Inc.	1,200	9,597
Keiyo Bank Ltd.	16,300	172,603
Kenko Mayonnaise Co. Ltd.	2,400	28,893
KH Neochem Co. Ltd.	6,700	106,025
Kibun Foods, Inc.	1,500	10,315
Kimura Chemical Plants Co. Ltd.	3,300	25,375
King Jim Co. Ltd. (d)	1,400	7,356
Kintetsu Department Store Co. Ltd.	400	4,683
Kissei Pharmaceutical Co. Ltd.	5,900	174,941
Ki-Star Real Estate Co. Ltd.	1,800	75,403
Kitagawa Corp.	3,100	34,343
Kita-Nippon Bank Ltd.	1,700	49,095
Kitano Construction Corp. (d)	5,600	51,788
Kitz Corp.	11,700	130,066
Kiyo Bank Ltd. (d)	11,000	228,586
Koa Corp.	6,400	56,027
Koatsu Gas Kogyo Co. Ltd.	5,600	37,453
Kobe Electric Railway Co. Ltd.	1,400	22,147
Kohnan Shoji Co. Ltd.	3,700	94,747
Koike Sanso Kogyo Co. Ltd.	3,500	35,829
Kojima Co. Ltd.	7,800	59,187
Kokuyo Co. Ltd.	15,300	85,463
Komatsu Matere Co. Ltd.	4,200	22,481
Komatsu Wall Industry Co. Ltd.	2,900	50,849
KOMEDA Holdings Co. Ltd.	8,500	164,568
Komehyo Holdings Co. Ltd. (d)	1,300	23,845
Komeri Co. Ltd.	5,400	117,761
Komori Corp.	8,600	87,135
Konaka Co. Ltd.	7,300	11,366
Kondotec, Inc.	4,500	45,157
Konica Minolta, Inc.	87,800	381,930
Konishi Co. Ltd.	10,000	84,764
Konoike Transport Co. Ltd. (d)	5,700	119,404
Konoshima Chemical Co. Ltd.	600	5,881
Kosaido Holdings Co. Ltd.	12,300	35,515
Koshidaka Holdings Co. Ltd. (d)	6,000	46,912
Kotobuki Spirits Co. Ltd. (d)	13,000	152,244
Kotobukiya Co. Ltd. (d)	1,500	14,307
Kozo Keikaku Engineering Holdings, Inc. (d)	1,900	37,158
KPP Group Holdings Co. Ltd.	3,700	19,478
Krosaki Harima Corp.	2,100	55,770
KRS Corp. (d)	2,300	42,040
K's Holdings Corp.	24,500	253,523
KU Holdings Co. Ltd.	4,200	32,613
Kumagai Gumi Co. Ltd. (d)	26,800	264,637
Kumiai Chemical Industry Co. Ltd.	10,995	49,441
Kunimine Industries Co. Ltd.	1,200	9,104
Kura Sushi, Inc. (d)	1,800	37,337
Kurabo Industries Ltd. (d)	2,100	113,754
Kureha Corp. (d)	5,600	146,139
Kurimoto Ltd. (d)	7,000	74,932
Kuriyama Holdings Corp.	2,300	24,360
Kusuri No. Aoki Holdings Co. Ltd. (d)	8,200	244,928
KYB Corp. (d)	6,200	176,881
See accompanying notes to financial statements.
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Kyodo Printing Co. Ltd.	3,800	$38,375
Kyoei Steel Ltd.	3,600	56,348
Kyokuto Boeki Kaisha Ltd.	3,600	42,299
Kyokuto Kaihatsu Kogyo Co. Ltd. (d)	5,400	107,803
Kyokuto Securities Co. Ltd.	4,100	44,343
Kyokuyo Co. Ltd.	2,200	68,504
Kyorin Pharmaceutical Co. Ltd.	7,400	72,605
KYORITSU Co. Ltd.	6,800	9,513
Kyoritsu Maintenance Co. Ltd. (d)	13,200	236,322
Kyosan Electric Manufacturing Co. Ltd.	7,100	27,674
Kyowa Electronic Instruments Co. Ltd. (d)	5,900	27,850
Kyowa Leather Cloth Co. Ltd.	3,300	22,090
Kyushu Financial Group, Inc.	17,500	113,424
Lacto Japan Co. Ltd.	1,400	31,020
LEC, Inc.	5,000	33,442
Leopalace21 Corp.	24,800	104,223
Life Corp.	6,800	110,846
LIFULL Co. Ltd.	17,000	19,328
LIKE, Inc.	2,100	20,719
Link & Motivation, Inc.	8,900	29,052
Lintec Corp.	7,500	211,877
Lion Corp.	5,800	61,224
LITALICO, Inc.	4,700	38,653
Look Holdings, Inc. (d)	1,600	25,632
Mabuchi Motor Co. Ltd.	33,200	305,107
Macnica Holdings, Inc.	7,400	113,198
Maeda Kosen Co. Ltd.	8,400	106,128
Maezawa Kasei Industries Co. Ltd. (d)	2,000	28,107
Maezawa Kyuso Industries Co. Ltd.	3,600	36,295
Makino Milling Machine Co. Ltd.	3,800	267,774
Management Solutions Co. Ltd.	1,800	15,833
Mandom Corp.	7,000	121,430
Mani, Inc.	15,000	139,072
MarkLines Co. Ltd.	3,000	28,810
Mars Group Holdings Corp.	2,200	44,873
Marubun Corp.	4,200	34,965
Marudai Food Co. Ltd.	3,800	53,306
Marufuji Sheet Piling Co. Ltd.	900	23,202
Maruha Nichiro Corp.	24,000	196,745
Maruichi Steel Tube Ltd. (d)	27,900	258,288
MARUKA FURUSATO Corp. (d)	993	14,291
Marusan Securities Co. Ltd.	9,900	64,083
Maruyama Manufacturing Co., Inc.	1,500	21,953
Maruzen CHI Holdings Co. Ltd. (d)	11,900	25,607
Maruzen Co. Ltd.	900	21,270
Maruzen Showa Unyu Co. Ltd.	2,400	125,801
Marvelous, Inc.	9,500	30,782
Matching Service Japan Co. Ltd.	1,200	7,985
Matsuda Sangyo Co. Ltd.	2,700	90,818
Matsui Construction Co. Ltd.	3,900	37,507
Matsui Securities Co. Ltd.	20,100	109,614
Matsuyafoods Holdings Co. Ltd.	400	16,568
Max Co. Ltd. (d)	4,500	198,632
Maxell Ltd. (d)	7,800	119,636
Maxvalu Tokai Co. Ltd.	2,500	59,225
MCJ Co. Ltd.	13,500	139,010
Security Description	Shares	Value
Japan — (Continued)
MEC Co. Ltd. (d)	3,000	$97,915
Media Do Co. Ltd.	2,100	24,164
Medical System Network Co. Ltd.	7,000	23,252
Medikit Co. Ltd.	1,300	25,100
Medius Holdings Co. Ltd.	1,800	9,378
Medley, Inc. (a)	1,700	25,594
Megmilk Snow Brand Co. Ltd.	8,500	175,386
Meidensha Corp.	6,500	231,573
Meiji Electric Industries Co. Ltd.	1,000	15,130
Meiji Shipping Group Co. Ltd.	4,300	18,630
Meiko Electronics Co. Ltd. (d)	4,200	287,937
Meisei Industrial Co. Ltd.	6,300	68,157
MEITEC Group Holdings, Inc.	13,800	312,466
Meito Co. Ltd.	2,200	33,850
Meiwa Corp.	4,200	25,384
Meiwa Estate Co. Ltd. (d)	3,800	27,628
Menicon Co. Ltd.	13,100	133,445
Mercari, Inc. (a) (d)	18,000	362,131
Mercuria Holdings Co. Ltd. (d)	2,100	10,968
METAWATER Co. Ltd.	3,600	76,931
Micronics Japan Co. Ltd. (d)	5,400	241,934
Midac Holdings Co. Ltd.	900	11,038
Mie Kotsu Group Holdings, Inc.	8,600	29,604
Mikuni Corp.	7,300	16,615
Milbon Co. Ltd.	6,120	95,234
MIMAKI ENGINEERING Co. Ltd.	1,700	17,787
Miraial Co. Ltd. (d)	2,900	24,206
Mirait One Corp.	16,680	373,528
Mirarth Holdings, Inc.	18,300	45,161
Miroku Jyoho Service Co. Ltd.	3,700	46,909
Mitani Corp.	22,700	332,735
Mitani Sekisan Co. Ltd.	1,800	94,057
Mito Securities Co. Ltd.	10,400	36,813
Mitsuba Corp.	6,900	46,122
Mitsubishi Kakoki Kaisha Ltd. (d)	2,400	49,487
Mitsubishi Logisnext Co. Ltd.	1,200	11,784
Mitsubishi Materials Corp.	14,600	342,282
Mitsubishi Paper Mills Ltd. (d)	5,400	22,592
Mitsubishi Pencil Co. Ltd. (d)	5,400	74,952
Mitsubishi Research Institute, Inc.	2,000	63,512
Mitsubishi Steel Manufacturing Co. Ltd.	2,500	29,984
Mitsuboshi Belting Ltd.	3,900	97,578
Mitsui DM Sugar Co. Ltd.	2,900	61,691
Mitsui High-Tec, Inc.	14,000	67,916
Mitsui Matsushima Holdings Co. Ltd. (d)	7,000	62,943
Mitsui-Soko Holdings Co. Ltd. (d)	10,900	259,086
Mitsuuroko Group Holdings Co. Ltd. (d)	5,500	77,496
MIXI, Inc.	6,400	111,578
Miyaji Engineering Group, Inc. (d)	4,500	54,051
Miyazaki Bank Ltd.	2,400	99,912
Miyoshi Oil & Fat Co. Ltd.	1,600	23,599
Mizuho Leasing Co. Ltd. (d)	27,000	243,093
Mizuho Medy Co. Ltd.	1,000	10,889
Mizuno Corp. (d)	11,100	219,508
Mochida Pharmaceutical Co. Ltd.	4,200	94,651
Monogatari Corp. (d)	6,100	171,412
See accompanying notes to financial statements.
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
MORESCO Corp.	2,500	$24,387
Morinaga & Co. Ltd.	12,500	212,127
Morinaga Milk Industry Co. Ltd.	13,000	309,158
Moriroku Co. Ltd.	800	12,741
Morita Holdings Corp.	6,100	107,382
Morito Co. Ltd. (d)	3,400	36,633
Mory Industries, Inc.	6,300	41,034
MOS Food Services, Inc.	1,000	27,125
MrMax Holdings Ltd.	6,500	33,377
Mugen Estate Co. Ltd. (d)	1,700	20,234
m-up Holdings, Inc.	11,800	68,308
Murakami Corp.	1,200	55,035
Musashi Seimitsu Industry Co. Ltd. (d)	9,400	153,566
Musashino Bank Ltd.	4,900	151,644
Mutoh Holdings Co. Ltd.	900	17,126
Nabtesco Corp. (d)	900	21,565
NAC Co. Ltd.	7,200	25,121
Nachi-Fujikoshi Corp.	2,700	75,053
Nafco Co. Ltd.	2,600	36,906
Nagano Keiki Co. Ltd. (d)	2,800	43,485
Nagase & Co. Ltd.	14,800	359,756
Nagoya Railroad Co. Ltd. (d)	22,000	236,054
Nakabayashi Co. Ltd.	5,500	20,512
Nakamuraya Co. Ltd.	1,600	31,411
Nakanishi, Inc.	13,200	167,046
Nakano Corp.	4,000	30,716
Nakayama Steel Works Ltd.	6,300	24,716
Nakayamafuku Co. Ltd.	2,000	5,684
Namura Shipbuilding Co. Ltd. (d)	8,856	200,698
Nankai Electric Railway Co. Ltd.	9,200	174,960
Nanto Bank Ltd.	4,300	163,259
Narasaki Sangyo Co. Ltd.	800	20,167
Natori Co. Ltd.	2,600	31,614
NCD Co. Ltd./Shinagawa	1,700	32,624
NE, Inc. (a)	1,800	7,504
NEC Capital Solutions Ltd.	2,000	51,445
Neturen Co. Ltd.	4,300	34,964
New Art Holdings Co. Ltd.	1,358	12,791
New Japan Chemical Co. Ltd.	9,900	14,164
Nextage Co. Ltd.	9,300	164,316
NexTone, Inc. (a)	700	7,422
NF Holdings Corp. (d)	1,600	11,438
Nicca Chemical Co. Ltd.	1,400	13,862
Nice Corp.	2,300	28,424
Nichia Steel Works Ltd.	5,100	11,793
Nichias Corp. (d)	6,900	298,710
Nichiban Co. Ltd.	3,200	40,809
Nichicon Corp. (d)	8,300	86,247
Nichiden Corp.	2,900	47,200
Nichiha Corp.	3,800	79,079
Nichimo Co. Ltd.	2,000	31,550
Nichirei Corp.	10,100	120,406
Nichireki Group Co. Ltd.	5,100	79,510
Nichirin Co. Ltd.	1,400	33,005
Nifco, Inc.	5,400	167,109
Nihon Dempa Kogyo Co. Ltd.	3,300	21,570
Security Description	Shares	Value
Japan — (Continued)
Nihon Dengi Co. Ltd.	800	$40,431
Nihon Flush Co. Ltd.	6,000	31,880
Nihon House Holdings Co. Ltd.	10,000	20,369
Nihon Kagaku Sangyo Co. Ltd.	3,000	47,105
Nihon M&A Center Holdings, Inc. (d)	53,600	246,846
Nihon Nohyaku Co. Ltd.	5,700	36,928
Nihon Parkerizing Co. Ltd.	16,800	152,637
Nihon Plast Co. Ltd.	4,500	11,869
Nihon Tokushu Toryo Co. Ltd.	2,900	43,248
Nihon Yamamura Glass Co. Ltd.	2,100	40,628
Nikkiso Co. Ltd.	9,500	96,418
Nikko Co. Ltd.	6,900	34,791
Nikkon Holdings Co. Ltd. (d)	18,100	393,593
Nippn Corp. (d)	10,000	152,169
Nippon Air Conditioning Services Co. Ltd.	3,700	30,492
Nippon Aqua Co. Ltd.	3,000	16,536
Nippon Beet Sugar Manufacturing Co. Ltd.	1,700	41,472
Nippon Carbide Industries Co., Inc.	2,300	37,649
Nippon Carbon Co. Ltd. (d)	2,100	59,218
Nippon Chemical Industrial Co. Ltd.	1,400	24,789
Nippon Chemi-Con Corp. (a)	4,400	40,787
Nippon Coke & Engineering Co. Ltd. (a)	47,000	32,428
Nippon Concrete Industries Co. Ltd.	14,000	29,689
Nippon Denko Co. Ltd. (d)	18,565	42,463
Nippon Densetsu Kogyo Co. Ltd.	6,700	141,676
Nippon Dry-Chemical Co. Ltd.	1,000	58,778
Nippon Electric Glass Co. Ltd. (d)	8,400	330,466
Nippon Felt Co. Ltd. (d)	8,600	49,419
Nippon Filcon Co. Ltd. (d)	5,200	18,073
Nippon Gas Co. Ltd.	20,300	384,399
Nippon Hume Corp. (d)	11,200	108,730
Nippon Kayaku Co. Ltd.	25,700	275,309
Nippon Kodoshi Corp.	1,600	35,031
Nippon Light Metal Holdings Co. Ltd.	10,300	167,832
Nippon Paper Industries Co. Ltd.	18,500	137,424
Nippon Parking Development Co. Ltd.	38,400	63,636
Nippon Rietec Co. Ltd.	2,600	37,787
Nippon Seiki Co. Ltd.	8,300	115,880
Nippon Seisen Co. Ltd.	3,500	26,645
Nippon Sharyo Ltd.	1,400	33,870
Nippon Sheet Glass Co. Ltd. (a)	15,100	56,992
Nippon Shinyaku Co. Ltd.	5,300	190,959
Nippon Shokubai Co. Ltd.	12,400	158,773
Nippon Signal Co. Ltd.	8,300	69,457
Nippon Soda Co. Ltd. (d)	8,800	203,496
Nippon Thompson Co. Ltd.	7,200	37,590
Nippon Yakin Kogyo Co. Ltd. (d)	2,000	57,810
Nipro Corp. (d)	29,300	276,382
Nishikawa Rubber Co. Ltd. (d)	2,400	49,281
Nishimatsu Construction Co. Ltd.	5,000	182,119
Nishi-Nippon Financial Holdings, Inc.	21,500	440,312
Nishi-Nippon Railroad Co. Ltd.	11,900	212,158
Nishio Holdings Co. Ltd.	3,600	108,820
Nissan Shatai Co. Ltd. (d)	12,600	81,422
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	35,105
Nissei ASB Machine Co. Ltd.	1,600	64,181
See accompanying notes to financial statements.
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nissei Plastic Industrial Co. Ltd.	4,500	$25,270
Nissha Co. Ltd.	7,400	59,104
Nisshin Group Holdings Co. Ltd.	7,100	33,818
Nisshin Oillio Group Ltd. (d)	5,000	167,430
Nisshinbo Holdings, Inc.	27,920	233,983
Nisso Holdings Co. Ltd.	1,400	6,377
Nissui Corp.	56,700	413,443
Nitta Corp.	3,700	99,356
Nitta Gelatin, Inc. (d)	4,500	35,655
Nittetsu Mining Co. Ltd. (d)	9,000	128,729
Nitto Fuji Flour Milling Co. Ltd.	800	36,064
Nitto Kogyo Corp. (d)	4,800	126,191
Nitto Kohki Co. Ltd.	3,200	37,519
Nitto Seiko Co. Ltd. (d)	8,900	40,233
Nittoc Construction Co. Ltd.	4,450	36,832
Noevir Holdings Co. Ltd. (d)	3,200	93,536
Nojima Corp.	36,600	278,159
NOK Corp.	900	16,148
Noritake Co. Ltd.	3,600	131,022
Noritsu Koki Co. Ltd.	11,000	130,150
Noritz Corp.	6,400	81,540
North Pacific Bank Ltd.	48,800	263,046
NPR-RIKEN Corp.	4,264	98,489
NS Tool Co. Ltd.	4,800	26,705
NS United Kaiun Kaisha Ltd.	2,200	85,737
NSD Co. Ltd.	12,440	275,196
NSK Ltd.	23,400	145,510
NSW, Inc.	1,900	30,623
NTN Corp.	79,300	185,834
Oat Agrio Co. Ltd.	400	5,500
Obara Group, Inc. (d)	1,900	46,397
Oenon Holdings, Inc. (d)	9,700	31,590
Ogaki Kyoritsu Bank Ltd.	5,900	176,830
Ohara, Inc.	1,600	10,511
Ohashi Technica, Inc.	5,800	44,471
Ohba Co. Ltd. (d)	4,600	32,858
Ohsho Food Service Corp.	6,600	135,599
OIE Sangyo Co. Ltd.	800	11,829
Oiles Corp.	4,400	66,121
Oita Bank Ltd.	2,400	99,028
Okabe Co. Ltd.	6,800	41,847
Okada Aiyon Corp.	1,900	27,886
Okamoto Industries, Inc.	1,800	62,818
Okamoto Machine Tool Works Ltd.	1,000	28,757
Okamura Corp.	11,100	162,556
Okasan Securities Group, Inc.	24,600	117,976
Oki Electric Industry Co. Ltd.	16,800	213,332
Okinawa Cellular Telephone Co.	7,600	137,257
Okinawa Electric Power Co., Inc. (d)	8,627	61,488
Okinawa Financial Group, Inc.	3,260	98,861
OKUMA Corp. (d)	8,900	205,776
Okumura Corp.	6,000	237,248
Okura Industrial Co. Ltd. (d)	1,600	49,724
Okuwa Co. Ltd.	4,400	23,739
Onoken Co. Ltd.	4,300	39,188
Onward Holdings Co. Ltd.	22,500	105,685
Security Description	Shares	Value
Japan — (Continued)
Open Up Group, Inc.	4,700	$55,333
Optex Group Co. Ltd.	6,800	111,027
Optim Corp. (a)	4,200	13,469
Optorun Co. Ltd.	1,300	15,876
Orient Corp.	11,670	79,256
Oriental Shiraishi Corp.	22,700	60,053
Oro Co. Ltd.	1,400	18,807
Osaka Organic Chemical Industry Ltd.	2,900	74,198
Osaka Steel Co. Ltd. (d)	2,500	44,319
OSAKA Titanium Technologies Co. Ltd. (d)	3,200	38,505
Osaki Electric Co. Ltd.	4,900	38,900
OSG Corp. (d)	13,400	195,701
OUG Holdings, Inc.	700	17,370
Oyo Corp.	2,500	44,797
Ozu Corp. (d)	600	6,816
Pacific Industrial Co. Ltd. (d)	8,900	183,886
Pacific Metals Co. Ltd.	3,900	56,463
Pack Corp. (d)	7,300	60,081
PAL GROUP Holdings Co. Ltd.	9,600	125,114
PALTAC Corp.	3,300	101,652
Paraca, Inc.	300	3,888
Park24 Co. Ltd.	23,400	312,337
Pasona Group, Inc.	2,800	36,213
Pegasus Co. Ltd.	5,400	26,799
Penta-Ocean Construction Co. Ltd.	25,100	252,828
People Dreams & Technologies Group Co. Ltd.	1,400	14,401
Pharma Foods International Co. Ltd. (d)	3,600	15,617
PIA Corp. (a)	500	8,485
Pickles Holdings Co. Ltd.	2,600	21,968
Pigeon Corp. (d)	22,500	230,980
PILLAR Corp. (d)	3,700	113,415
Pilot Corp.	5,800	180,542
Piolax, Inc.	4,000	44,258
Plus Alpha Consulting Co. Ltd.	2,000	30,778
Pole To Win Holdings, Inc.	7,900	16,451
PR Times Corp.	700	12,424
Premium Group Co. Ltd.	6,700	83,013
Premium Water Holdings, Inc.	500	10,491
Press Kogyo Co. Ltd.	12,500	64,668
Prestige International, Inc. (d)	17,100	79,321
Prima Meat Packers Ltd.	4,600	78,194
Procrea Holdings, Inc. (d)	5,421	75,451
Pronexus, Inc.	5,100	37,338
Pro-Ship, Inc.	3,000	32,800
PS Construction Co. Ltd.	2,700	49,387
Punch Industry Co. Ltd.	2,700	8,459
QB Net Holdings Co. Ltd.	1,400	12,491
Qol Holdings Co. Ltd.	3,900	53,446
Quick Co. Ltd.	9,300	54,526
Raccoon Holdings, Inc. (d)	4,100	16,971
Raito Kogyo Co. Ltd.	6,700	144,492
Raiznext Corp.	3,700	57,507
Raksul, Inc.	3,300	37,152
Rakus Co. Ltd.	9,600	63,799
Rasa Industries Ltd.	1,600	64,098
Relo Group, Inc.	11,500	125,680
See accompanying notes to financial statements.
BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Rengo Co. Ltd.	36,700	$284,405
RENOVA, Inc. (a)	5,100	22,167
Resorttrust, Inc.	34,800	436,315
Restar Corp.	3,800	67,857
Retail Partners Co. Ltd.	4,300	36,704
Rheon Automatic Machinery Co. Ltd.	5,000	46,447
Rhythm Co. Ltd.	1,300	32,749
Ricoh Leasing Co. Ltd. (d)	2,700	100,541
Ride On Express Holdings Co. Ltd.	1,700	11,061
Riken Keiki Co. Ltd.	6,400	130,904
Riken Technos Corp.	6,700	65,719
Riken Vitamin Co. Ltd.	3,800	71,924
Ringer Hut Co. Ltd.	600	8,770
Rion Co. Ltd.	2,200	36,774
Riso Kyoiku Group Corp.	12,870	16,491
Rokko Butter Co. Ltd. (d)	3,600	27,457
Roland Corp.	2,800	63,684
Round One Corp. (d)	22,400	159,691
Ryobi Ltd. (d)	4,000	70,041
RYODEN Corp.	2,700	62,101
Ryoyo Ryosan Holdings, Inc.	2,220	44,038
S Foods, Inc.	3,600	62,572
S&B Foods, Inc.	3,000	77,211
Sac's Bar Holdings, Inc.	5,250	25,751
Sagami Rubber Industries Co. Ltd.	1,800	8,436
Saibu Gas Holdings Co. Ltd.	5,400	77,759
Saizeriya Co. Ltd.	2,400	84,122
Sakai Chemical Industry Co. Ltd.	3,200	65,013
Sakai Heavy Industries Ltd.	2,000	26,686
Sakai Moving Service Co. Ltd.	4,900	89,608
Sakata INX Corp. (d)	8,400	127,125
Sala Corp.	9,700	70,104
San Holdings, Inc.	3,500	33,489
San ju San Financial Group, Inc. (d)	4,270	120,185
San-A Co. Ltd.	7,800	147,430
San-Ai Obbli Co. Ltd.	10,200	137,620
Sangetsu Corp.	9,800	194,428
San-In Godo Bank Ltd. (d)	26,400	250,296
Sanken Electric Co. Ltd. (a) (d)	3,400	125,643
Sanki Engineering Co. Ltd.	6,800	249,482
Sanko Metal Industrial Co. Ltd.	2,500	23,476
Sankyo Frontier Co. Ltd.	2,000	27,151
Sankyo Seiko Co. Ltd.	10,800	48,291
Sankyo Tateyama, Inc.	6,500	26,403
Sankyu, Inc.	4,800	258,777
Sanoh Industrial Co. Ltd.	6,300	34,615
Sansei Technologies, Inc.	800	12,379
Sansha Electric Manufacturing Co. Ltd.	2,700	15,867
Sanshin Electronics Co. Ltd.	2,400	47,993
Sanyo Chemical Industries Ltd.	2,500	83,360
Sanyo Denki Co. Ltd.	5,100	136,743
Sanyo Electric Railway Co. Ltd. (d)	4,000	53,235
Sanyo Industries Ltd.	1,300	35,906
Sanyo Shokai Ltd.	1,500	37,263
Sanyo Trading Co. Ltd.	5,300	50,453
Sata Construction Co. Ltd.	2,600	19,432
Security Description	Shares	Value
Japan — (Continued)
Sato Corp.	5,300	$81,090
Sato Shoji Corp.	2,000	28,780
Satori Electric Co. Ltd.	2,100	25,129
Sawai Group Holdings Co. Ltd. (d)	18,300	274,798
SAXA, Inc.	1,000	38,171
SBI ARUHI Corp.	2,000	11,483
SBI Insurance Group Co. Ltd.	1,400	18,084
SBS Holdings, Inc.	3,200	77,264
Scroll Corp.	6,400	54,734
SEC Carbon Ltd.	1,000	14,911
Seed Co. Ltd.	1,700	6,245
Seika Corp.	3,900	59,180
Seikagaku Corp.	7,400	33,535
Seikitokyu Kogyo Co. Ltd.	2,100	22,118
Seiko Group Corp.	5,500	256,671
Seiren Co. Ltd. (d)	9,900	193,164
Sekisui Jushi Corp.	4,500	61,225
Sekisui Kasei Co. Ltd. (a)	8,100	20,695
SEMITEC Corp.	1,600	23,726
Senko Group Holdings Co. Ltd. (d)	25,500	318,244
Senshu Electric Co. Ltd.	2,600	89,393
Senshu Ikeda Holdings, Inc. (d)	42,200	212,725
Senshukai Co. Ltd. (a) (d)	11,000	14,399
SERAKU Co. Ltd.	700	6,857
Seria Co. Ltd.	9,000	199,889
Seven Bank Ltd. (d)	65,300	127,072
Shibaura Machine Co. Ltd.	4,000	109,557
Shibaura Mechatronics Corp.	2,400	291,091
Shibusawa Logistics Corp.	7,200	58,638
Shibuya Corp.	3,100	67,926
SHIFT, Inc. (a) (d)	19,500	122,370
Shiga Bank Ltd.	6,300	288,155
Shikibo Ltd.	4,700	31,332
Shikoku Bank Ltd.	7,400	82,811
Shikoku Electric Power Co., Inc.	31,200	308,202
Shikoku Kasei Holdings Corp.	5,500	96,488
Shima Seiki Manufacturing Ltd.	7,000	45,091
Shimadaya Corp.	1,500	16,815
Shimizu Bank Ltd.	2,600	40,266
Shimojima Co. Ltd.	4,200	36,366
Shin Nippon Air Technologies Co. Ltd. (d)	4,200	84,432
Shinagawa Refra Co. Ltd.	5,100	68,698
Shindengen Electric Manufacturing Co. Ltd.	1,900	40,630
Shin-Etsu Polymer Co. Ltd.	7,700	98,212
Shinki Bus Co. Ltd. (d)	1,800	22,170
Shinko Shoji Co. Ltd.	5,100	34,762
Shinmaywa Industries Ltd. (d)	11,000	134,237
Shinnihon Corp.	4,300	55,900
Shinnihonseiyaku Co. Ltd.	1,100	14,224
Shinsho Corp.	2,700	43,650
Shinwa Co. Ltd.	2,200	43,566
Shinwa Co. Ltd. (d)	2,200	12,942
Ship Healthcare Holdings, Inc.	14,900	249,335
Shizuoka Gas Co. Ltd.	8,800	67,404
SHO-BOND Holdings Co. Ltd.	1,600	13,509
Shoei Co. Ltd. (d)	9,000	101,955
See accompanying notes to financial statements.
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Shoei Foods Corp.	400	$10,371
Showa Sangyo Co. Ltd.	4,000	76,934
SIGMAXYZ Holdings, Inc.	12,900	68,200
Siix Corp. (d)	6,200	51,852
Simplex Holdings, Inc.	2,800	18,803
Sinanen Holdings Co. Ltd. (d)	1,500	60,395
Sinfonia Technology Co. Ltd. (d)	4,200	243,823
Sinko Industries Ltd.	8,300	74,971
Sintokogio Ltd.	6,200	43,059
SK-Electronics Co. Ltd.	1,800	36,012
SKY Perfect JSAT Holdings, Inc.	20,300	258,917
Smaregi, Inc. (d)	1,200	23,425
SMK Corp.	1,700	28,675
SMS Co. Ltd.	8,200	70,782
Socionext, Inc.	4,600	64,170
Soda Nikka Co. Ltd.	4,500	31,057
Sodick Co. Ltd.	9,000	55,275
Softcreate Holdings Corp.	3,000	41,256
Software Service, Inc.	700	60,462
Soken Chemical & Engineering Co. Ltd.	1,400	23,553
Solasto Corp.	12,800	69,389
Soliton Systems KK (d)	2,500	32,865
Solxyz Co. Ltd.	1,400	4,266
Sotetsu Holdings, Inc. (d)	12,100	217,430
Sotoh Co. Ltd.	3,100	15,741
Space Co. Ltd.	3,860	38,345
Sparx Group Co. Ltd.	3,740	38,707
SPK Corp.	2,600	39,370
Sprix, Inc.	1,300	11,562
SRA Holdings	2,000	67,060
SRE Holdings Corp.	1,900	40,550
ST Corp.	3,100	29,977
St. Marc Holdings Co. Ltd.	2,300	39,603
Star Mica Holdings Co. Ltd.	3,000	26,025
Star Micronics Co. Ltd.	5,500	76,831
Starts Corp., Inc.	6,500	198,596
Starzen Co. Ltd.	9,500	76,222
Stella Chemifa Corp.	2,000	56,103
Step Co. Ltd.	2,500	38,610
Strike Co. Ltd.	1,300	34,153
Studio Alice Co. Ltd.	2,900	37,311
Subaru Enterprise Co. Ltd.	500	9,958
Sugimoto & Co. Ltd.	2,900	25,932
SUMCO Corp. (d)	16,000	145,938
Sumida Corp.	6,000	43,862
Suminoe Co. Ltd.	2,800	22,385
Sumitomo Heavy Industries Ltd.	4,700	124,107
Sumitomo Osaka Cement Co. Ltd. (d)	6,200	150,629
Sumitomo Rubber Industries Ltd.	2,500	38,561
Sumitomo Seika Chemicals Co. Ltd.	1,800	61,937
Sumitomo Warehouse Co. Ltd. (d)	9,500	215,394
Sun Frontier Fudousan Co. Ltd.	6,100	93,442
Suncall Corp. (d)	6,500	38,342
Sun-Wa Technos Corp.	2,200	41,715
Suruga Bank Ltd.	25,300	275,213
Suzuken Co. Ltd.	1,200	46,967
Security Description	Shares	Value
Japan — (Continued)
Suzuki Co. Ltd.	1,700	$26,175
SWCC Corp. (d)	5,800	383,786
System Research Co. Ltd.	2,400	31,109
Systems Engineering Consultants Co. Ltd.	1,200	23,941
Systena Corp.	51,800	170,105
Syuppin Co. Ltd.	4,400	32,313
T Hasegawa Co. Ltd.	4,500	80,938
T RAD Co. Ltd.	700	36,704
Tachibana Eletech Co. Ltd.	2,940	57,598
Tachikawa Corp. (d)	3,100	39,105
Tachi-S Co. Ltd.	6,200	82,491
Tadano Ltd.	15,500	105,107
Taihei Dengyo Kaisha Ltd.	7,200	99,527
Taiheiyo Kouhatsu, Inc.	2,100	11,200
Taiho Kogyo Co. Ltd.	6,400	33,364
Taikisha Ltd.	9,100	191,578
Taiko Bank Ltd.	2,200	29,013
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,200	37,255
Taiyo Holdings Co. Ltd.	17,400	529,361
Taiyo Yuden Co. Ltd. (d)	13,000	294,548
Takamatsu Construction Group Co. Ltd.	2,900	74,185
Takamiya Co. Ltd.	5,200	13,955
Takano Co. Ltd.	4,600	23,106
Takaoka Toko Co. Ltd.	1,765	43,888
Takara & Co. Ltd.	1,300	39,018
Takara Bio, Inc.	11,100	56,324
Takara Holdings, Inc. (d)	29,700	304,356
Takara Standard Co. Ltd. (d)	7,700	143,371
Takasago International Corp.	11,300	106,426
Takashima & Co. Ltd. (d)	5,400	29,733
Takashimaya Co. Ltd.	4,000	42,031
Takemoto Yohki Co. Ltd.	1,200	6,510
Takeuchi Manufacturing Co. Ltd. (d)	6,400	274,909
Tama Home Co. Ltd. (d)	3,200	73,157
Tamron Co. Ltd.	25,500	168,531
Tamura Corp.	15,600	60,545
Tanseisha Co. Ltd.	7,250	73,067
Tayca Corp.	4,000	31,459
Tazmo Co. Ltd. (d)	2,500	33,007
Tbk Co. Ltd.	8,000	18,356
TDC Soft, Inc. (d)	6,000	52,380
TechMatrix Corp.	7,800	116,698
Techno Medica Co. Ltd.	2,400	34,428
Techno Ryowa Ltd. (d)	1,700	72,173
Teijin Ltd.	32,500	281,216
Teikoku Electric Manufacturing Co. Ltd.	2,900	56,688
Teikoku Sen-I Co. Ltd.	3,600	75,617
Teikoku Tsushin Kogyo Co. Ltd.	2,300	39,133
Tekken Corp.	1,800	52,170
Temairazu, Inc. (d)	700	13,743
Tess Holdings Co. Ltd.	2,600	5,849
Tigers Polymer Corp.	2,200	13,845
TKC Corp. (d)	5,400	148,580
Toa Corp.	15,700	248,749
TOA ROAD Corp. (d)	7,500	82,040
Toagosei Co. Ltd. (d)	16,800	176,150
See accompanying notes to financial statements.
BHFTII-138

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
TOBISHIMA HOLDINGS, Inc.	3,660	$55,085
TOC Co. Ltd.	7,900	42,699
Tocalo Co. Ltd.	10,400	147,890
Tochigi Bank Ltd.	16,600	77,039
Toda Corp.	36,000	290,624
Toda Kogyo Corp. (a)	600	4,394
Toei Co. Ltd.	700	24,344
Toell Co. Ltd. (d)	3,100	16,748
Toenec Corp.	7,700	95,439
Toho Bank Ltd.	37,200	128,134
Toho Co. Ltd.	1,700	42,353
Toho Gas Co. Ltd.	600	17,829
Toho Holdings Co. Ltd. (d)	2,300	68,490
Toho Titanium Co. Ltd. (d)	6,500	54,842
Toho Zinc Co. Ltd. (a)	3,400	22,449
Tohoku Bank Ltd.	3,500	32,030
Tohokushinsha Film Corp. (d)	11,800	48,023
Tokai Carbon Co. Ltd. (d)	36,900	228,481
Tokai Corp.	3,400	54,553
TOKAI Holdings Corp.	19,700	135,968
Tokai Rika Co. Ltd.	10,200	203,039
Tokai Tokyo Financial Holdings, Inc.	40,100	175,548
Token Corp.	1,060	99,234
Tokushu Tokai Paper Co. Ltd.	6,000	60,487
Tokuyama Corp. (d)	12,400	325,571
Tokyo Base Co. Ltd.	4,100	12,089
Tokyo Electron Device Ltd. (d)	3,900	84,672
Tokyo Energy & Systems, Inc.	3,200	37,168
Tokyo Kiraboshi Financial Group, Inc.	4,124	228,448
Tokyo Rope Manufacturing Co. Ltd.	2,800	29,089
Tokyo Sangyo Co. Ltd.	5,500	34,859
Tokyo Seimitsu Co. Ltd. (d)	4,800	339,412
Tokyo Steel Manufacturing Co. Ltd. (d)	10,800	101,783
Tokyo Tekko Co. Ltd.	1,600	63,151
Tokyo Theatres Co., Inc. (d)	2,900	28,220
Tokyotokeiba Co. Ltd. (d)	2,800	101,351
Tokyu Construction Co. Ltd. (d)	14,900	124,592
Toli Corp.	9,300	44,079
Tomato Bank Ltd.	3,000	28,469
Tomoe Corp. (d)	3,100	40,164
Tomoe Engineering Co. Ltd.	2,800	31,998
Tomoku Co. Ltd.	1,900	42,739
TOMONY Holdings, Inc.	28,700	143,766
Tomy Co. Ltd. (d)	12,000	211,032
Topre Corp.	7,200	109,012
Topy Industries Ltd.	3,100	61,105
Torex Semiconductor Ltd.	500	4,583
Toridoll Holdings Corp. (d)	6,500	175,793
Torigoe Co. Ltd. (d)	4,400	29,789
Torishima Pump Manufacturing Co. Ltd.	3,700	47,660
Tosei Corp.	11,400	124,951
Toshiba TEC Corp.	6,000	105,045
Totech Corp.	2,100	48,997
Totetsu Kogyo Co. Ltd. (d)	4,300	124,826
Tottori Bank Ltd.	3,700	36,624
Towa Bank Ltd.	6,800	46,786
Security Description	Shares	Value
Japan — (Continued)
Towa Pharmaceutical Co. Ltd. (d)	5,000	$116,210
Toyo Corp. (d)	500	5,587
Toyo Denki Seizo KK	2,400	32,524
Toyo Gosei Co. Ltd. (d)	800	36,171
Toyo Innovex Co. Ltd.	6,000	25,214
Toyo Kanetsu KK	3,200	50,575
Toyo Tanso Co. Ltd. (d)	2,800	86,314
Toyo Wharf & Warehouse Co. Ltd.	2,500	27,257
Toyobo Co. Ltd.	15,800	127,184
Toyoda Gosei Co. Ltd.	2,000	50,417
Toyota Boshoku Corp.	4,300	69,042
TPR Co. Ltd.	8,200	67,632
Traders Holdings Co. Ltd.	2,800	17,033
Transaction Co. Ltd.	2,800	19,583
Transcosmos, Inc.	4,200	104,128
TRE Holdings Corp.	5,600	57,428
Treasure Factory Co. Ltd.	1,800	19,182
Trusco Nakayama Corp.	8,500	130,233
TS Tech Co. Ltd. (d)	15,400	181,321
TSI Holdings Co. Ltd.	7,005	46,775
Tsubaki Nakashima Co. Ltd. (a) (d)	10,100	22,726
Tsubakimoto Chain Co. (d)	12,100	178,241
Tsubakimoto Kogyo Co. Ltd. (d)	2,200	40,434
Tsuburaya Fields Holdings, Inc.	3,600	42,659
Tsugami Corp. (d)	7,400	135,873
Tsukishima Holdings Co. Ltd. (d)	5,000	90,172
Tsukuba Bank Ltd.	11,300	29,915
Tsumura & Co.	9,300	241,834
Tsurumi Manufacturing Co. Ltd. (d)	6,400	87,598
Tsutsumi Jewelry Co. Ltd.	700	11,389
TV Asahi Holdings Corp.	4,200	89,353
Tv Tokyo Holdings Corp.	900	26,334
TYK Corp. (d)	6,000	22,547
UACJ Corp.	29,540	399,021
UBE Corp. (d)	18,500	302,947
Ubicom Holdings, Inc.	500	3,332
Uchida Yoko Co. Ltd.	1,500	102,630
Ueki Corp.	2,200	38,186
ULS Group, Inc.	6,000	25,997
Ulvac, Inc.	1,900	86,048
U-Next Holdings Co. Ltd.	8,100	103,552
Unipres Corp.	7,600	62,269
United Arrows Ltd.	3,100	48,541
United Super Markets Holdings, Inc. (d)	13,068	75,313
UNITED, Inc. (d)	6,000	19,087
Universal Entertainment Corp. (a)	6,100	31,046
Urbanet Corp. Co. Ltd. (d)	4,500	16,409
Ushio, Inc. (d)	13,100	209,759
UT Group Co. Ltd. (d)	73,500	93,238
V Technology Co. Ltd.	1,800	34,286
Valor Holdings Co. Ltd.	7,200	154,758
Valqua Ltd.	3,200	82,749
Value HR Co. Ltd. (d)	2,000	20,268
ValueCommerce Co. Ltd. (d)	4,300	18,241
Vector, Inc.	5,600	42,892
Vertex Corp.	6,000	50,284
See accompanying notes to financial statements.
BHFTII-139

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Vision, Inc. (d)	4,000	$32,941
Visional, Inc. (a)	1,900	121,513
Vital KSK Holdings, Inc.	7,800	68,290
VT Holdings Co. Ltd.	14,700	50,241
Wacoal Holdings Corp.	2,500	70,418
Wacom Co. Ltd.	1,800	9,308
Wakachiku Construction Co. Ltd.	1,500	45,704
Wakita & Co. Ltd.	5,300	65,264
Warabeya Nichiyo Holdings Co. Ltd.	2,800	58,749
Waseda Academy Co. Ltd.	1,400	20,279
Watahan & Co. Ltd.	3,200	30,244
Watts Co. Ltd.	1,900	7,796
WDB Holdings Co. Ltd. (d)	2,700	27,880
Weathernews, Inc.	2,500	62,693
Wellneo Sugar Co. Ltd.	2,400	43,220
Wellnet Corp.	4,400	18,167
West Holdings Corp. (d)	4,729	45,861
Will Group, Inc.	4,200	32,028
WingArc1st, Inc.	1,800	41,704
Wood One Co. Ltd.	2,600	15,937
World Co. Ltd.	5,000	98,812
World Holdings Co. Ltd. (d)	2,500	41,435
Wowow, Inc.	2,200	20,383
Xebio Holdings Co. Ltd.	5,600	38,282
Yahagi Construction Co. Ltd.	5,400	80,496
YAKUODO Holdings Co. Ltd.	2,900	40,080
YAMABIKO Corp.	6,100	115,844
YAMADA Consulting Group Co. Ltd.	3,100	34,918
Yamagata Bank Ltd.	4,900	60,311
Yamaguchi Financial Group, Inc.	13,700	185,209
Yamaichi Electronics Co. Ltd.	3,700	138,547
Yamanashi Chuo Bank Ltd.	5,000	128,448
Yamatane Corp.	3,400	51,175
Yamato Corp.	3,100	41,513
Yamaura Corp.	2,800	26,514
Yamaya Corp.	1,150	16,238
Yamazawa Co. Ltd.	1,000	7,476
Yamazen Corp.	10,500	99,589
Yashima Denki Co. Ltd.	3,800	69,977
Yasuda Logistics Corp.	3,200	45,014
Yellow Hat Ltd.	12,000	125,666
Yodoko Ltd. (d)	21,300	184,855
Yokogawa Bridge Holdings Corp. (d)	6,900	133,046
Yokorei Co. Ltd.	8,700	70,301
Yokowo Co. Ltd. (d)	4,300	61,830
Yomeishu Seizo Co. Ltd.	500	17,473
Yondenko Corp.	6,000	59,710
Yondoshi Holdings, Inc.	2,800	31,969
Yonex Co. Ltd.	9,500	201,475
Yorozu Corp.	5,000	32,001
Yoshinoya Holdings Co. Ltd. (d)	13,200	258,775
Yotai Refractories Co. Ltd.	200	2,313
Yuasa Funashoku Co. Ltd.	5,200	53,578
Yuasa Trading Co. Ltd.	3,300	112,194
Yuken Kogyo Co. Ltd.	1,300	26,746
Yukiguni Factory Co. Ltd.	2,100	14,091
Security Description	Shares	Value
Japan — (Continued)
Yurtec Corp.	6,800	$119,628
Yushin Co.	2,900	13,165
Yushiro, Inc.	2,200	39,420
Yutaka Giken Co. Ltd.	600	12,083
Zacros Corp.	11,600	85,602
Zaoh Co. Ltd.	800	12,822
Zenkoku Hosho Co. Ltd.	9,300	185,043
Zenrin Co. Ltd.	7,150	48,091
Zeon Corp.	14,000	159,225
ZERIA Pharmaceutical Co. Ltd.	2,800	37,504
ZIGExN Co. Ltd.	8,400	25,816
Zojirushi Corp.	900	8,980
Zuiko Corp. (d)	4,000	25,859
		106,257,959
Jersey, Channel Islands — 0.0%
Coinshares International Ltd.	2,621	32,647
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,289	242,065
VP Bank AG - Class A	722	76,788
		318,853
Luxembourg — 0.3%
Aperam SA (d)	9,154	376,743
Eurofins Scientific SE	2,955	216,117
RTL Group SA	3,665	148,050
SES SA	78,345	507,044
		1,247,954
Macau — 0.0%
MECOM Power & Construction Ltd. (a)	43,500	750
SJM Holdings Ltd. (a) (d)	384,249	118,656
Wynn Macau Ltd.	68,800	52,316
		171,722
Malaysia — 0.0%
Frencken Group Ltd.	57,600	61,494
Mongolia — 0.0%
Mongolian Mining Corp. (a)	63,000	85,151
Netherlands — 1.8%
Aalberts NV	5,427	178,321
Acomo NV	2,850	81,474
Akzo Nobel NV	11,191	777,258
Alfen NV (a) (d)	2,166	26,711
AMG Critical Materials NV	1,922	63,648
Arcadis NV (d)	6,197	257,650
Argo Properties NV (a)	626	25,521
Basic-Fit NV (a) (d)	8,733	303,388
BE Semiconductor Industries NV	5,246	815,785
Brunel International NV (d)	4,749	43,171
Corbion NV	11,712	255,006
CTP NV	13,687	286,702
Flow Traders Ltd. (a)	7,758	229,306
See accompanying notes to financial statements.
BHFTII-140

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
ForFarmers NV	8,050	$41,813
Fugro NV	5,306	52,945
IMCD NV (d)	4,673	425,128
Kendrion NV	3,408	55,818
Koninklijke BAM Groep NV	72,114	783,500
Koninklijke Heijmans NV	6,281	496,645
Koninklijke Vopak NV	13,007	578,077
Nedap NV	1,044	109,969
New World Resources PLC - Class A (a) (b) (c)	11,898	0
Pharming Group NV (a)	76,183	127,143
PostNL NV	42,125	52,392
Randstad NV (d)	14,799	562,621
SBM Offshore NV	29,300	840,517
SIF Holding NV (a) (d)	1,469	11,636
Sligro Food Group NV (d)	4,674	55,275
TKH Group NV (d)	8,726	373,524
TomTom NV (a)	7,804	50,001
Van Lanschot Kempen NV	6,556	405,626
		8,366,571
New Zealand — 0.4%
Air New Zealand Ltd.	216,039	72,146
Briscoe Group Ltd.	13,123	38,860
Channel Infrastructure NZ Ltd.	43,701	73,464
Delegat Group Ltd.	6,671	17,700
Eroad Ltd. (a)	7,847	5,618
Fletcher Building Ltd. (a)	6,120	12,933
Freightways Group Ltd.	26,416	219,691
Genesis Energy Ltd.	23,385	32,336
Gentrack Group Ltd. (a)	7,810	37,735
Hallenstein Glasson Holdings Ltd.	13,182	74,595
Heartland Group Holdings Ltd.	137,070	92,327
Investore Property Ltd. (REIT)	50,353	33,161
KMD Brands Ltd. (a)	106,864	17,580
NZME Ltd.	71,247	46,481
NZX Ltd.	75,475	67,783
Oceania Healthcare Ltd. (a)	113,418	60,162
Pacific Edge Ltd. (a)	89,677	9,571
PGG Wrightson Ltd.	5,854	7,278
Ryman Healthcare Ltd. (a)	6,586	11,001
Sanford Ltd.	17,782	75,756
Scales Corp. Ltd.	25,709	88,176
Serko Ltd. (a)	5,880	10,257
Skellerup Holdings Ltd.	34,311	103,779
SKY Network Television Ltd.	26,052	50,999
SKYCITY Entertainment Group Ltd. (a)	97,557	50,540
Steel & Tube Holdings Ltd. (a)	51,732	19,354
Summerset Group Holdings Ltd.	22,000	155,645
Tourism Holdings Ltd.	29,422	43,718
TOWER Ltd.	48,467	56,349
Turners Automotive Group Ltd.	9,888	47,198
Warehouse Group Ltd. (a)	26,369	11,003
		1,643,196
Norway — 0.5%
2020 Bulkers Ltd.	3,023	43,402
Security Description	Shares	Value
Norway — (Continued)
ABG Sundal Collier Holding ASA	101,806	$83,088
Akastor ASA	38,221	42,120
Aker BioMarine ASA (a)	1,110	10,826
ArcticZymes Technologies ASA (a)	4,578	9,300
Axactor ASA (a)	50,628	39,036
B2 Impact ASA	41,724	75,439
Bluenord ASA	3,543	156,719
Bonheur ASA	3,198	79,656
Bouvet ASA	11,240	68,699
BW Offshore Ltd.	19,722	88,357
Cloudberry Clean Energy ASA (a)	5,774	7,385
DNO ASA	94,590	148,729
Elkem ASA	15,271	46,145
Elmera Group ASA	17,814	67,774
Elopak ASA	11,854	65,077
Europris ASA	32,490	308,709
FLEX LNG Ltd. (a)	948	23,653
Grieg Seafood ASA (a)	10,403	80,414
Hexagon Purus ASA (a)	12,472	1,772
Kid ASA	4,880	65,495
Kitron ASA	28,832	207,743
Klaveness Combination Carriers ASA	2,039	16,014
LINK Mobility Group Holding ASA (a)	18,904	63,532
Medistim ASA	1,762	45,216
MPC Container Ships ASA	52,837	92,307
Multiconsult ASA	1,528	26,787
Nekkar ASA (a)	8,927	11,281
Norbit ASA	4,655	86,310
Nordic Mining ASA (a)	5,057	9,147
Norwegian Air Shuttle ASA	68,212	118,040
Odfjell SE - A Shares	1,949	24,456
OKEA ASA (a)	884	1,958
Panoro Energy ASA	8,712	17,445
Pareto Bank ASA	4,052	36,612
Pexip Holding ASA	4,814	37,094
PhotoCure ASA (a)	2,065	14,593
Rana Gruber ASA	1,733	13,301
SATS ASA	10,406	41,770
Sea1 offshore, Inc.	3,692	8,304
Selvaag Bolig ASA	10,385	37,824
Solstad Maritime Holding AS	16,056	29,001
Sparebanken More	2,450	28,433
Zaptec ASA (a)	7,253	17,844
		2,496,807
Peru — 0.1%
Hochschild Mining PLC	87,476	601,800
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	5,798
Poland — 0.0%
InPost SA (a) (d)	16,422	201,149
Portugal — 0.2%
Altri SGPS SA (d)	9,949	52,501
CTT-Correios de Portugal SA	14,040	122,599
See accompanying notes to financial statements.
BHFTII-141

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Portugal — (Continued)
Ibersol SGPS SA (d)	1,360	$15,829
Mota-Engil SGPS SA (d)	13,936	80,268
Navigator Co. SA (d)	12,772	47,015
NOS SGPS SA	32,767	154,612
REN - Redes Energeticas Nacionais SGPS SA	57,601	217,630
Semapa-Sociedade de Investimento e Gestao	805	19,726
Sonae SGPS SA	120,553	227,720
		937,900
Singapore — 1.2%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd. (a)	47,167	62,893
Aztech Global Ltd.	28,600	14,552
Banyan Tree Holdings Ltd.	77,900	37,790
Bonvests Holdings Ltd.	18,000	13,233
Boustead Singapore Ltd.	54,899	74,317
Bukit Sembawang Estates Ltd.	33,500	124,439
Capitaland India Trust	183,572	174,094
Centurion Corp. Ltd.	34,500	35,890
China Aviation Oil Singapore Corp. Ltd.	55,000	71,031
China Sunsine Chemical Holdings Ltd.	70,000	43,537
Chuan Hup Holdings Ltd.	125,000	22,853
City Developments Ltd.	11,900	73,914
ComfortDelGro Corp. Ltd.	398,200	457,923
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	20,146
CSE Global Ltd.	90,182	69,110
Delfi Ltd.	80,600	50,478
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	73,324
Food Empire Holdings Ltd.	41,000	76,555
Fraser & Neave Ltd.	36,400	41,629
Fu Yu Corp. Ltd. (a)	98,800	7,532
Geo Energy Resources Ltd.	155,000	50,555
GuocoLand Ltd.	47,000	78,981
Haw Par Corp. Ltd.	18,900	230,293
Hiap Hoe Ltd.	58,000	25,310
Ho Bee Land Ltd.	36,600	62,928
Hong Fok Corp. Ltd.	72,940	46,712
Hong Leong Asia Ltd.	35,700	66,491
Hong Leong Finance Ltd.	43,900	89,449
Hotel Grand Central Ltd.	26,435	14,477
Hour Glass Ltd.	44,300	77,413
HRnetgroup Ltd.	67,700	39,495
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	63,696
IGG, Inc.	162,000	79,102
Indofood Agri Resources Ltd.	152,000	43,753
InnoTek Ltd.	17,400	8,763
Keppel Infrastructure Trust	823,428	313,743
Low Keng Huat Singapore Ltd.	103,600	58,646
Metro Holdings Ltd.	141,600	54,404
Mewah International, Inc.	110,000	24,835
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	13,290
Netlink NBN Trust	345,500	259,323
Security Description	Shares	Value
Singapore — (Continued)
OM Holdings Ltd.	21,506	$3,805
OUE Ltd.	42,867	39,685
Oxley Holdings Ltd. (a)	268,718	18,360
Pan-United Corp. Ltd.	53,750	48,508
Propnex Ltd.	15,400	22,479
Q&M Dental Group Singapore Ltd.	50,160	21,463
QAF Ltd.	74,167	51,641
Raffles Medical Group Ltd.	156,411	124,118
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	11,900	8,041
SATS Ltd.	6,700	19,820
SBS Transit Ltd.	16,600	41,351
Seatrium Ltd.	104,100	174,300
Sheng Siong Group Ltd.	136,600	279,152
SIA Engineering Co. Ltd.	55,200	154,461
Sing Holdings Ltd.	82,000	30,248
Singapore Land Group Ltd.	20,800	50,764
Singapore Post Ltd.	233,200	73,476
Stamford Land Corp. Ltd.	220,201	86,311
StarHub Ltd.	117,100	101,919
Straits Trading Co. Ltd.	15,939	19,838
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group Ltd. (a)	328,600	15,339
Tuan Sing Holdings Ltd.	155,114	39,033
UMS Integration Ltd.	110,512	121,681
United Overseas Insurance Ltd.	4,000	24,032
UOB-Kay Hian Holdings Ltd.	82,761	165,477
UOL Group Ltd.	13,100	88,965
Venture Corp. Ltd.	36,900	433,872
Vicom Ltd.	26,000	33,172
Wee Hur Holdings Ltd.	85,000	49,040
Wing Tai Holdings Ltd.	76,621	84,571
Yeo Hiap Seng Ltd.	20,155	9,476
		5,681,299
South Africa — 0.2%
Pan African Resources PLC	368,191	596,904
Scatec ASA (a)	10,806	113,780
		710,684
Spain — 2.1%
Acciona SA	2,171	471,754
Aedas Homes SA	1,081	30,363
Almirall SA	14,567	219,124
Amper SA (a) (d)	312,387	61,930
Atalaya Mining Copper SA	5,060	57,636
Atresmedia Corp. de Medios de Comunicacion SA (d)	17,571	100,650
Audax Renovables SA (a)	19,316	31,281
Azkoyen SA	3,142	31,495
Bankinter SA	43,124	714,048
Befesa SA	6,454	223,592
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA	3,745	130,664
Construcciones y Auxiliar de Ferrocarriles SA	3,338	229,765
Corp. ACCIONA Energias Renovables SA	1,088	28,532
See accompanying notes to financial statements.
BHFTII-142

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Spain — (Continued)
Distribuidora Internacional de Alimentacion SA (a)	2,455	$105,748
Ebro Foods SA (d)	8,288	179,239
eDreams ODIGEO SA (a)	15,944	74,645
Elecnor SA	5,975	171,066
Enagas SA (d)	41,948	646,998
Ence Energia y Celulosa SA (a) (d)	14,915	42,083
Ercros SA (a)	20,859	83,878
Faes Farma SA (d)	53,133	321,804
Fluidra SA	11,842	322,353
Gestamp Automocion SA	22,065	78,815
Global Dominion Access SA	14,183	55,177
Grenergy Renovables SA (a)	1,152	116,576
Grifols SA (d)	27,748	347,219
Grupo Empresarial San Jose SA	3,249	28,598
Iberpapel Gestion SA	1,150	26,819
Indra Sistemas SA (d)	15,284	866,665
Laboratorios Farmaceuticos Rovi SA	1,847	137,444
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	106,413	139,626
Logista Integral SA	10,738	380,103
Mapfre SA	66,864	336,502
Melia Hotels International SA	12,434	115,744
Miquel y Costas & Miquel SA	8,745	147,987
Neinor Homes SA	4,915	109,519
Obrascon Huarte Lain SA (a) (d)	67,145	28,095
Pharma Mar SA (a)	2,085	183,557
Prim SA	3,013	46,738
Promotora de Informaciones SA - Class A (a) (d)	83,921	34,874
Prosegur Cash SA	28,432	21,148
Realia Business SA (a)	109,360	126,824
Redeia Corp. SA (d)	12,461	222,153
Sacyr SA	95,071	429,912
Solaria Energia y Medio Ambiente SA (a)	3,186	67,702
Talgo SA (a) (d)	11,664	38,197
Tecnicas Reunidas SA (a)	8,766	282,795
Tubacex SA (d)	18,010	70,359
Unicaja Banco SA	169,625	550,889
Vidrala SA	3,130	331,435
Viscofan SA	4,774	299,594
Vocento SA (a)	18,128	14,652
		9,914,366
Sweden — 2.8%
AcadeMedia AB	18,787	201,878
AddLife AB - Class B	13,922	240,451
Addnode Group AB (d)	29,228	306,782
AFRY AB (d)	16,879	274,117
Alimak Group AB	13,678	215,517
Alleima AB	21,516	190,124
Alligo AB - Class B	5,525	76,867
Ambea AB	8,960	137,364
Annehem Fastigheter AB - Class B (a)	11,788	22,512
AQ Group AB	7,910	168,712
Arise AB	7,859	37,521
Arjo AB - B Shares	45,181	157,099
Atea ASA	11,557	180,849
Attendo AB	24,407	216,790
Security Description	Shares	Value
Sweden — (Continued)
Beijer Alma AB	9,661	$311,906
Bergman & Beving AB	4,688	163,840
Betsson AB - Class B	10,877	174,044
BHG Group AB (a)	26,427	91,826
Bilia AB - A Shares	14,900	216,857
Billerud Aktiebolag	3,168	32,219
BioGaia AB - B Shares	5,025	57,943
BioInvent International AB (a)	5,008	15,992
Bjorn Borg AB (d)	2,344	15,984
Bonava AB - B Shares (a)	54,204	64,817
Boozt AB (a)	5,455	67,233
Bravida Holding AB	5,903	57,532
Bufab AB	31,216	340,781
Bulten AB	4,294	23,925
Bure Equity AB	280	7,467
Byggmax Group AB	12,010	71,405
Catella AB	2,281	7,048
Cellavision AB	1,841	31,425
Cibus Nordic Real Estate AB publ	5,146	82,060
Clas Ohlson AB - B Shares	10,980	361,481
Cloetta AB - B Shares	44,507	194,964
Coor Service Management Holding AB	17,845	95,171
Corem Property Group AB - Class D	1,520	39,718
CTT Systems AB (d)	466	10,080
Dios Fastigheter AB	26,164	186,507
Dometic Group AB	9,418	47,894
Dustin Group AB (a) (d)	150,416	29,388
Dynavox Group AB (a)	5,808	64,189
Eastnine AB	9,147	49,952
Electrolux Professional AB - Class B (d)	46,563	327,246
Elekta AB - B Shares	26,773	164,552
Eltel AB (a)	18,428	18,338
Enea AB (a)	4,082	30,968
Engcon AB	987	8,881
Ependion AB	6,445	78,699
Ework Group AB (d)	2,864	29,734
Fagerhult Group AB	9,154	41,289
Fastighets AB Trianon (a) (d)	3,988	8,640
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	6,243
FastPartner AB - Class A	10,644	54,848
Ferronordic AB (a)	275	1,296
FormPipe Software AB	2,450	7,071
G5 Entertainment AB	208	2,062
Granges AB	25,093	395,583
Hanza AB	3,508	48,413
Heba Fastighets AB - Class B	15,224	50,769
Hexatronic Group AB (a)	17,361	43,389
HMS Networks AB (a)	1,585	72,160
Hoist Finance AB	9,270	113,580
Humana AB	6,890	37,659
Instalco AB	17,105	48,085
INVISIO AB	3,480	99,066
Inwido AB	12,282	218,323
JM AB	14,105	212,822
Karnov Group AB (a)	5,796	63,330
K-fast Holding AB (a)	15,798	22,166
See accompanying notes to financial statements.
BHFTII-143

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
KNOW IT AB	5,123	$65,404
Lime Technologies AB	1,613	50,194
Lindab International AB	17,206	389,048
Medcap AB (a)	1,308	77,939
MEKO AB	6,388	50,542
Modern Times Group MTG AB - Class B (a)	19,566	243,951
Momentum Group AB	5,588	92,899
NCAB Group AB (a)	11,144	57,830
NCC AB - B Shares	17,089	407,354
Nederman Holding AB	5,072	93,380
Net Insight AB - Class B (a)	74,697	31,806
New Wave Group AB - B Shares	19,785	246,177
Nilorngruppen AB - B Shares	1,106	7,926
Nobia AB (a)	65,115	30,480
Nolato AB - B Shares	45,970	308,442
Note AB	2,362	46,336
NP3 Fastigheter AB (d)	8,038	226,133
Nyfosa AB (d)	37,968	306,366
OEM International AB - B Shares	21,824	344,623
Ovzon AB (a) (d)	12,178	56,354
Peab AB - Class B	20,785	192,605
Platzer Fastigheter Holding AB - Class B	13,164	106,295
Proact IT Group AB	4,257	52,251
Ratos AB - B Shares	45,000	185,863
RaySearch Laboratories AB	7,299	180,603
Rejlers AB	1,659	34,163
Rottneros AB (a)	20,202	6,356
Scandi Standard AB	6,350	68,410
Scandic Hotels Group AB	33,911	356,569
Sdiptech AB - Class B (a)	3,511	72,721
Sensys Gatso Group AB (a)	2,792	12,097
SkiStar AB	9,246	166,209
SmartCraft ASA (a)	5,113	12,688
Softronic AB - B Shares	3,875	9,258
Solid Forsakring AB	2,708	25,320
Stendorren Fastigheter AB (a) (d)	1,576	34,570
Stillfront Group AB (a)	11,905	8,394
Storskogen Group AB - Class B	132,429	168,375
Swedish Logistic Property AB - Class B (a)	6,848	30,737
Synsam AB	5,068	37,123
Systemair AB	20,210	189,981
TF Bank AB	2,070	36,680
Troax Group AB	4,804	77,741
Truecaller AB - Class B	13,719	28,734
VBG Group AB - B Shares	1,388	59,841
Vitec Software Group AB - B Shares (d)	4,092	137,002
Volati AB	1,043	12,121
		12,981,334
Switzerland — 7.7%
Accelleron Industries AG	17,893	1,388,384
Adecco Group AG	29,277	850,558
Allreal Holding AG	2,796	720,182
ALSO Holding AG	695	188,399
APG SGA SA	280	74,220
Arbonia AG	10,459	69,211
Security Description	Shares	Value
Switzerland — (Continued)
Aryzta AG (a) (d)	3,889	$252,208
Autoneum Holding AG	533	112,555
Avolta AG	12,849	762,042
Banque Cantonale de Geneve	3,885	120,401
Banque Cantonale Vaudoise	2,373	300,172
Barry Callebaut AG (d)	21	34,513
Belimo Holding AG (d)	1,539	1,498,547
Bell Food Group AG	356	100,389
Bellevue Group AG	2,930	37,208
Berner Kantonalbank AG	1,195	466,929
BKW AG	107	22,707
Bossard Holding AG - Class A	1,081	213,446
Bucher Industries AG (d)	1,339	620,764
Burckhardt Compression Holding AG	622	427,100
Burkhalter Holding AG	555	97,758
Bystronic AG	259	88,249
Carlo Gavazzi Holding AG (a)	124	25,131
Cembra Money Bank AG (d)	5,838	731,442
Cham Swiss Properties AG	1,388	40,846
Cicor Technologies Ltd. (a)	644	102,624
Cie Financiere Tradition SA	355	128,095
Clariant AG (d)	23,315	210,278
Coltene Holding AG	480	32,494
CPH Group AG	227	19,822
Daetwyler Holding AG	685	140,889
DKSH Holding AG	7,016	506,959
dormakaba Holding AG	5,980	483,547
EDAG Engineering Group AG (a)	3,171	18,763
EFG International AG	18,152	433,983
Emmi AG (d)	437	405,393
Feintool International Holding AG (a) (d)	1,764	25,289
Fenix Outdoor International AG	1,091	56,714
Flughafen Zurich AG	3,975	1,259,437
Forbo Holding AG (d)	180	197,805
Fundamenta Real Estate AG (d)	5,187	114,839
Galenica AG	9,937	1,224,466
GAM Holding AG (a)	30,739	5,684
Georg Fischer AG (d)	12,600	847,538
Helvetia Baloise Holding AG (d)	4,153	1,094,856
Hiag Immobilien Holding AG	888	133,033
Huber & Suhner AG	2,756	498,628
Hypothekarbank Lenzburg AG	3	15,298
Implenia AG	2,401	231,283
Inficon Holding AG	3,332	412,144
International Workplace Group PLC	172,341	533,721
Interroll Holding AG	132	366,041
Intershop Holding AG	1,143	237,163
Investis Holding SA	421	76,771
Jungfraubahn Holding AG	919	331,679
Kardex Holding AG	1,157	400,864
Komax Holding AG (a) (d)	434	35,003
Kongsberg Automotive ASA (a)	156,504	32,196
Kudelski SA (a) (d)	13,221	20,508
Landis & Gyr Group AG	2,000	129,490
LEM Holding SA (a)	33	12,272
Luzerner Kantonalbank AG (d)	3,673	428,859
See accompanying notes to financial statements.
BHFTII-144

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Medacta Group SA	1,178	$231,790
Medmix AG	3,519	49,924
Meier Tobler Group AG	1,121	55,904
Metall Zug AG - B Shares (d)	44	45,302
Mikron Holding AG	1,685	43,382
MindMaze Therapeutics Holding SA (a) (d)	1,520	3,614
Mobilezone Holding AG	7,943	132,772
Mobimo Holding AG	1,437	664,008
Naturenergie Holding AG	3,633	149,155
Novavest Real Estate AG	468	23,549
OC Oerlikon Corp. AG Pfaffikon	33,587	136,738
Orell Fuessli AG	257	38,774
Orior AG (a) (d)	1,947	33,431
Phoenix Mecano AG	125	70,295
Plazza AG - Class A	222	116,188
PSP Swiss Property AG	8,712	1,578,304
Rieter Holding AG (d)	6,474	25,864
Romande Energie Holding SA	2,775	152,075
Schweiter Technologies AG	192	61,177
Schweizerische Nationalbank	5	22,288
SFS Group AG (d)	3,472	474,710
Siegfried Holding AG	6,039	565,261
SIG Group AG (d)	37,728	539,287
St. Galler Kantonalbank AG	561	403,694
Stadler Rail AG	3,453	87,773
Sulzer AG (d)	3,733	692,193
Swatch Group AG (Bearer Shares) (d)	2,190	464,793
Swiss Prime Site AG	14,712	2,286,105
Swissquote Group Holding SA	3,092	1,877,023
Tecan Group AG	223	35,998
Temenos AG	10,409	1,039,916
TORM PLC - Class A (d)	1,653	32,955
TX Group AG	597	124,165
Valiant Holding AG	3,034	577,617
VAT Group AG	979	470,111
Vaudoise Assurances Holding SA	171	157,157
Vetropack Holding AG	2,053	56,789
Vontobel Holding AG	5,544	448,210
VZ Holding AG	3,106	582,612
V-ZUG Holding AG	605	32,222
Walliser Kantonalbank	977	165,317
Warteck Invest AG	62	152,655
Ypsomed Holding AG (d)	817	336,937
Zehnder Group AG	952	98,004
Zug Estates Holding AG - B Shares	71	199,711
Zuger Kantonalbank	39	434,920
		36,418,458
Taiwan — 0.0%
FIT Hon Teng Ltd. (a) (d)	80,000	50,360
Tanzania — 0.1%
Helios Towers PLC (a)	122,357	270,599
Turkey — 0.4%
Eldorado Gold Corp. (a) (d)	51,016	1,833,536
Security Description	Shares	Value
United Kingdom — 10.5%
4imprint Group PLC	958	$48,775
Aberdeen Group PLC	151,455	419,778
Advanced Medical Solutions Group PLC	23,347	68,615
AEP Plantations PLC	5,782	106,473
AG Barr PLC	11,112	93,468
AJ Bell PLC	59,750	355,298
Alfa Financial Software Holdings PLC	10,992	31,364
Allfunds Group PLC	2,273	21,383
AO World PLC (a)	30,384	46,363
Ashmore Group PLC	97,994	233,129
Ashtead Technology Holdings PLC (d)	5,898	24,517
ASOS PLC (a) (d)	1,729	6,578
Auto Trader Group PLC	24,200	190,837
Babcock International Group PLC	84,242	1,402,234
Bakkavor Group PLC	37,729	121,046
Balfour Beatty PLC	103,703	989,146
Barratt Redrow PLC	73,006	374,046
Beazley PLC	32,191	359,612
Begbies Traynor Group PLC	1,964	3,005
Bellway PLC	26,462	971,365
Berkeley Group Holdings PLC	4,674	245,516
Bloomsbury Publishing PLC (d)	18,256	118,668
Bodycote PLC	44,658	417,224
Braemar PLC (d)	7,120	20,514
Breedon Group PLC	29,978	131,878
Brooks Macdonald Group PLC (d)	486	10,524
Burberry Group PLC (a)	12,936	220,471
Bytes Technology Group PLC (d)	32,635	157,179
Capita PLC (a)	18,914	103,002
Capricorn Energy PLC (a)	30,939	81,526
Card Factory PLC	88,270	80,781
Castings PLC	2,870	10,529
Centaur Media PLC	92,526	54,812
Central Asia Metals PLC	24,699	62,155
Chemring Group PLC	60,304	382,543
Chesnara PLC (d)	63,556	256,374
Clarkson PLC	7,539	387,711
Close Brothers Group PLC (a)	16,302	114,816
CMC Markets PLC	18,502	74,561
Coats Group PLC	319,324	361,781
Computacenter PLC	16,193	639,162
Convatec Group PLC	29,548	96,547
Costain Group PLC	37,295	79,674
Cranswick PLC	11,961	795,523
Crest Nicholson Holdings PLC	44,934	85,483
Croda International PLC	1,929	69,907
Currys PLC	244,189	414,782
CVS Group PLC	10,557	182,728
DCC PLC	5,373	333,936
DFS Furniture PLC (a)	51,390	120,541
DiscoverIE Group PLC	15,588	126,078
Domino's Pizza Group PLC	45,933	107,365
dotdigital group PLC (d)	41,626	37,814
Dr. Martens PLC	56,127	57,963
Drax Group PLC	85,251	963,037
Dunelm Group PLC	26,326	398,878
See accompanying notes to financial statements.
BHFTII-145

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
easyJet PLC	5,538	$37,958
Ecora Resources PLC	51,447	78,759
EKF Diagnostics Holdings PLC (a) (d)	38,020	13,470
Elementis PLC	149,283	334,037
EnQuest PLC	442,032	62,763
Essentra PLC	25,778	33,401
FDM Group Holdings PLC	14,365	25,785
Fevara PLC (d)	7,612	13,801
Firstgroup PLC	139,657	358,360
Flowtech Fluidpower PLC (a)	6,703	5,162
Foresight Group Holdings Ltd.	2,157	12,504
Forterra PLC	53,770	132,991
Foxtons Group PLC	60,087	48,057
Frasers Group PLC (a) (d)	17,279	157,924
Frontier Developments PLC (a)	3,312	19,652
Fuller Smith & Turner PLC - Class A	7,582	73,342
Funding Circle Holdings PLC (a)	10,326	17,428
Future PLC	3,850	27,332
Galliford Try Holdings PLC	25,459	177,201
Games Workshop Group PLC	4,263	1,081,983
Gamma Communications PLC	10,525	130,445
GB Group PLC	21,927	75,685
Genuit Group PLC	58,461	256,072
Gooch & Housego PLC	2,212	17,849
Goodwin PLC	121	34,746
Grafton Group PLC	40,184	505,251
Grainger PLC (REIT)	182,433	446,252
Greggs PLC (d)	12,737	287,641
Gym Group PLC (a)	44,914	89,787
Halfords Group PLC	48,494	91,831
Harbour Energy PLC	21,073	55,582
Harworth Group PLC	10,757	24,173
Hays PLC	90,416	68,616
Headlam Group PLC (a)	29,149	18,469
Henry Boot PLC	14,477	43,837
Hikma Pharmaceuticals PLC	17,728	370,392
Hill & Smith PLC	20,649	592,962
Hilton Food Group PLC	8,572	58,331
Hiscox Ltd.	63,107	1,203,194
Hollywood Bowl Group PLC	35,798	132,634
Howden Joinery Group PLC	25,359	282,376
Hunting PLC	29,402	145,772
Ibstock PLC	65,379	121,876
ICG PLC	7,806	215,257
IDOX PLC (d)	21,947	20,353
IG Group Holdings PLC	57,306	1,015,813
IMI PLC	17,248	575,028
Impax Asset Management Group PLC	14,750	30,226
Inchcape PLC	81,447	844,295
International Personal Finance PLC	60,577	190,322
iomart Group PLC (d)	16,833	3,968
IP Group PLC (a)	225,731	178,056
ITV PLC	636,123	704,864
J D Wetherspoon PLC (d)	15,164	150,764
James Fisher & Sons PLC (a)	15,436	78,035
James Halstead PLC (d)	59,490	109,882
Security Description	Shares	Value
United Kingdom — (Continued)
JET2 PLC	34,034	$642,570
John Wood Group PLC (a)	61,862	19,763
Johnson Matthey PLC	18,884	540,394
Johnson Service Group PLC	61,047	111,100
Jupiter Fund Management PLC	116,490	247,070
Just Group PLC	224,609	653,973
Kainos Group PLC	6,815	91,977
Keller Group PLC	18,257	409,953
Kier Group PLC	94,700	280,834
Kingfisher PLC	102,271	428,834
Kitwave Group PLC	3,724	11,306
Lancashire Holdings Ltd.	55,233	474,370
Liontrust Asset Management PLC	7,615	27,170
LSL Property Services PLC	14,072	49,888
Luceco PLC	24,615	43,465
M&C Saatchi PLC	3,677	6,493
Man Group PLC	230,659	707,851
Marshalls PLC	16,086	38,804
Marston's PLC (a)	139,826	111,399
McBride PLC	46,579	92,065
Me Group International PLC	41,240	83,961
Mears Group PLC	22,073	106,445
Metro Bank Holdings PLC (a)	2,816	4,571
Mitchells & Butlers PLC (a)	73,046	255,942
Mitie Group PLC	310,394	696,582
MJ Gleeson PLC	8,913	50,238
MONY Group PLC	130,662	321,843
Moonpig Group PLC	56,222	153,865
Morgan Advanced Materials PLC	48,369	142,151
Morgan Sindall Group PLC	11,323	709,863
Mortgage Advice Bureau Holdings Ltd.	6,665	61,632
MP Evans Group PLC	2,300	37,982
Naked Wines PLC (a)	1,427	1,391
NCC Group PLC (d)	65,676	122,582
Next 15 Group PLC	11,449	49,476
Nichols PLC	950	12,201
Ninety One PLC	75,730	219,817
Norcros PLC	11,343	51,414
Ocado Group PLC (a)	9,493	30,130
Odfjell Technology Ltd.	4,274	23,940
On the Beach Group PLC	32,313	99,723
OSB Group PLC	79,910	682,350
Pagegroup PLC	35,705	112,742
Paragon Banking Group PLC	45,117	516,690
PayPoint PLC	16,681	106,276
Pennon Group PLC	106,594	756,075
Persimmon PLC	40,560	741,505
Pets at Home Group PLC	105,210	280,011
Pharos Energy PLC	50,968	14,449
Phoenix Spree Deutschland Ltd. (a)	665	1,509
Pinewood Technologies Group PLC (a)	17,259	83,290
Playtech PLC	62,872	239,443
Polar Capital Holdings PLC	16,568	118,088
Porvair PLC	4,985	56,554
PPHE Hotel Group Ltd.	497	12,011
Premier Foods PLC	146,663	341,926
See accompanying notes to financial statements.
BHFTII-146

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
PZ Cussons PLC	63,002	$62,440
QinetiQ Group PLC	120,161	711,356
Quilter PLC	337,445	832,390
Rank Group PLC	54,017	72,315
Rathbones Group PLC	10,507	271,553
Reach PLC	63,035	46,679
Record PLC	12,453	9,435
Renew Holdings PLC	9,893	118,832
Rightmove PLC	35,130	245,598
Robert Walters PLC	13,056	23,653
Rotork PLC	160,222	700,362
RS Group PLC	58,984	492,706
S&U PLC	1,188	33,278
Sabre Insurance Group PLC	49,439	86,511
Saga PLC (a)	8,514	44,548
Savills PLC	26,178	351,453
Senior PLC	99,519	259,982
Serco Group PLC	261,320	975,601
Serica Energy PLC	47,039	110,920
Severfield PLC	74,894	29,160
SIG PLC (a)	255,262	34,542
SigmaRoc PLC (a)	61,341	104,550
Smiths News PLC	20,535	20,984
Softcat PLC	30,193	574,022
Speedy Hire PLC	125,764	42,323
Spirax Group PLC	2,839	259,634
Spire Healthcare Group PLC	62,350	140,348
SSP Group PLC	175,333	486,900
SThree PLC	14,651	37,550
STV Group PLC	7,194	10,235
Synthomer PLC (a)	30,557	26,073
Tate & Lyle PLC	44,996	227,326
Taylor Wimpey PLC	183,709	265,996
Telecom Plus PLC	16,220	296,926
Topps Tiles PLC	61,961	33,407
TP ICAP Group PLC	167,198	585,562
Trainline PLC (a)	20,223	60,082
Travis Perkins PLC	45,793	394,889
Trifast PLC	20,432	18,750
TT Electronics PLC (a)	35,042	54,039
Vanquis Banking Group PLC (a)	52,029	83,878
Vertu Motors PLC (d)	46,012	38,784
Vesuvius PLC	46,958	251,168
Victorian Plumbing Group PLC	8,019	7,913
Victrex PLC	10,829	95,730
Videndum PLC (a) (d)	14,491	2,158
Vistry Group PLC (a)	21,043	179,877
Volex PLC (d)	24,134	135,990
Volution Group PLC	34,155	296,959
Vp PLC (d)	4,147	30,142
Watches of Switzerland Group PLC (a)	47,460	301,384
WH Smith PLC	18,172	155,890
Whitbread PLC	7,781	265,626
Wickes Group PLC	62,633	197,001
Xaar PLC (a)	18,088	25,569
XPS Pensions Group PLC	15,758	72,010
Security Description	Shares	Value
United Kingdom — (Continued)
Young & Co.'s Brewery PLC	3,097	$24,798
Young & Co.'s Brewery PLC - Class A	4,640	46,073
Zigup PLC	52,839	271,651
Zotefoams PLC	7,268	39,484
		49,514,503
United States — 1.1%
Acerinox SA (d)	31,751	470,355
ADTRAN Holdings, Inc. (a)	606	5,256
Aegon Ltd. (NY Registry Shares)	25,296	195,032
BRP, Inc.	519	36,724
Burford Capital Ltd. (d)	40,889	367,630
Buzzi SpA	11,153	677,927
Diversified Energy Co. (d)	9,570	138,690
Frontage Holdings Corp. (a)	58,000	7,400
Ormat Technologies, Inc.	1	61
PureTech Health PLC (a)	24,125	40,651
Qiagen NV	3,884	177,276
Qiagen NV (d)	10,296	463,011
Reliance Worldwide Corp. Ltd.	168,370	432,222
RHI Magnesita NV	1,193	44,028
Samsonite Group SA	225,900	576,828
Signify NV	28,348	696,746
Sims Ltd.	36,347	434,820
Sunococorp LLC (a)	6,753	332,788
TAT Technologies Ltd. (a)	533	23,953
Varia U.S. Properties AG (d)	1,203	29,590
Viemed Healthcare, Inc. (a)	5,284	39,260
		5,190,248
Total Common Stocks (Cost $361,906,371)		466,425,251

Preferred Stocks—0.4%
Germany — 0.4%
Draegerwerk AG & Co. KGaA	2,110	172,133
Einhell Germany AG	246	24,345
FUCHS SE	15,647	700,854
Jungheinrich AG	11,157	461,812
Porsche Automobil Holding SE	4,120	193,203
Sixt SE	3,818	237,356
STO SE & Co. KGaA	504	71,670
Villeroy & Boch AG	505	9,795
		1,871,168
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	203,883
Total Preferred Stocks (Cost $1,655,731)		2,075,051

Warrants—0.0%
Australia — 0.0%
Galan Lithium Ltd., Expires 07/18/26 (a)	2,469	0
See accompanying notes to financial statements.
BHFTII-147

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Warrants—(Continued)
Security Description	Shares/ Principal Amount*	Value

Australia — (continued)
Silver Mines Ltd., Expires 06/17/26 (a)	4,037	$268
		268
Italy — 0.0%
Geox SpA, Expires 09/30/26 (a)	14,320	848
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
		848
Total Warrants (Cost $0)		1,116

Rights—0.0%
Australia — 0.0%
Terracom Ltd. (a)	67,502	180
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Total Rights (Cost $0)		180

Short-Term Investments—0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26 with a maturity value of $682,077; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $695,686	681,982	681,982
Total Short-Term Investments (Cost $681,982)		681,982

Securities Lending Reinvestments (e)—6.5%
Short-Term Investment Funds — 2.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.640% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.650% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.610% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.680% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.690% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.740% (f)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 3.670% (f)	2,329,583	2,329,583
		12,329,583

Time Deposit — 0.2%
Banco Santander SA 3.620%, 01/02/26	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — 3.7%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.810%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 02/19/26 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $3,000,628; collateralized by various Common Stock with an aggregate market value of $3,341,027	3,000,000	3,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $1,000,214; collateralized by various Common Stock with an aggregate market value of $1,113,676	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $2,000,424; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $2,040,002	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,518,142; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,568,504	2,517,606	2,517,606
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $3,000,643; collateralized by various Common Stock with an aggregate market value of $3,333,696	3,000,000	3,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $2,001,509; collateralized by various Common Stock with an aggregate market value of $2,224,371	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $1,800,383; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $1,836,391	1,800,000	1,800,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $102,000	100,000	100,000
See accompanying notes to financial statements.
BHFTII-148

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	$1,000,000
		17,417,606
Total Securities Lending Reinvestments (Cost $30,747,189)		30,747,189
Total Investments—106.1% (Cost $394,991,273)		499,930,769
Other assets and liabilities (net)—(6.1)%		(28,592,199)
Net Assets—100.0%		$471,338,570

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $82,600,751 and the collateral received consisted of cash in the amount of
$30,747,189 and non-cash collateral with a value of $57,438,747. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.

Ten Largest Industries as of December 31, 2025 (Unaudited)	% of Net Assets
Metals & Mining	8.7
Machinery	6.8
Banks	4.9
Real Estate Management & Development	4.4
Capital Markets	4.3
Construction & Engineering	4.1
Chemicals	3.9
Oil, Gas & Consumable Fuels	3.5
Specialty Retail	3.1
Food Products	3.1
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$22,385,114	$0	$140,298,419
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(30,747,189)	$—	$—	$—	$(30,747,189)
Gross amount of recognized liabilities for securities lending transactions					$(30,747,189)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,510,952	$26,879,192	$276,497	$29,666,641
Austria	—	8,210,190	—	8,210,190
Belgium	3,009	6,559,177	0	6,562,186
Bermuda	—	25,296	—	25,296
Brazil	83,485	290,788	—	374,273
Burkina Faso	1,956,410	—	—	1,956,410
Cambodia	—	130,603	—	130,603
See accompanying notes to financial statements.
BHFTII-149

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Canada	$55,556,535	$545,280	$36	$56,101,851
China	1,570,628	573,294	—	2,143,922
Colombia	36,440	—	8,842	45,282
Denmark	—	13,652,211	—	13,652,211
Ecuador	—	13,428	—	13,428
Faeroe Islands	—	49,864	—	49,864
Finland	—	12,728,534	—	12,728,534
France	30,661	25,510,191	0	25,540,852
Georgia	—	1,906,708	—	1,906,708
Germany	90,873	27,653,605	—	27,744,478
Ghana	—	17,579	—	17,579
Greece	—	64,690	—	64,690
Greenland	—	19,381	—	19,381
Guernsey, Channel Islands	—	—	0	0
Hong Kong	186,506	8,483,284	10,724	8,680,514
Indonesia	—	861,105	—	861,105
Iraq	—	135,104	—	135,104
Ireland	—	1,959,619	—	1,959,619
Isle of Man	—	9,566	—	9,566
Israel	79,664	5,481,068	—	5,560,732
Italy	—	17,269,844	0	17,269,844
Japan	7,504	106,250,455	—	106,257,959
Jersey, Channel Islands	—	32,647	—	32,647
Liechtenstein	—	318,853	—	318,853
Luxembourg	—	1,247,954	—	1,247,954
Macau	—	171,722	—	171,722
Malaysia	—	61,494	—	61,494
Mongolia	—	85,151	—	85,151
Netherlands	—	8,366,571	0	8,366,571
New Zealand	—	1,643,196	—	1,643,196
Norway	23,653	2,473,154	—	2,496,807
Peru	—	601,800	—	601,800
Philippines	—	5,798	—	5,798
Poland	—	201,149	—	201,149
Portugal	—	937,900	—	937,900
Singapore	13,233	5,668,064	2	5,681,299
South Africa	—	710,684	—	710,684
Spain	—	9,914,366	0	9,914,366
Sweden	—	12,981,334	—	12,981,334
Switzerland	—	36,418,458	—	36,418,458
Taiwan	—	50,360	—	50,360
Tanzania	—	270,599	—	270,599
Turkey	1,833,536	—	—	1,833,536
United Kingdom	19,763	49,494,740	—	49,514,503
United States	1,066,815	4,123,433	—	5,190,248
Total Common Stocks	65,069,667	401,059,483	296,101	466,425,251
Total Preferred Stocks*	—	2,075,051	—	2,075,051
Warrants
Australia	—	268	—	268
Italy	848	—	—	848
Total Warrants	848	268	—	1,116
Rights
Australia	180	—	—	180
Austria	—	—	0	0
Total Rights	180	—	0	180
Total Short-Term Investments*	—	681,982	—	681,982
See accompanying notes to financial statements.
BHFTII-150

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Short-Term Investment Funds	$12,329,583	$—	$—	$12,329,583
Time Deposit	—	1,000,000	—	1,000,000
Repurchase Agreements	—	17,417,606	—	17,417,606
Total Securities Lending Reinvestments	12,329,583	18,417,606	—	30,747,189
Total Investments	$77,400,278	$422,234,390	$296,101	$499,930,769
Collateral for Securities Loaned (Liability)	$—	$(30,747,189)	$—	$(30,747,189)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
During the year ended December 31, 2025, transfers into Level 3 in the amount of $253,230 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTII-151

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$499,930,769
Cash	2,083
Cash denominated in foreign currencies (c)	96,995
Receivable for:
Investments sold	1,445,144
Fund shares sold	362,724
Dividends and interest	1,738,315
Prepaid expenses	1,724
Total Assets	503,577,754
Liabilities
Collateral for securities loaned	30,747,189
Payable for:
Fund shares redeemed	530,071
Accrued Expenses:
Management fees	260,637
Distribution and service fees	13,275
Deferred trustees’ fees	240,736
Other expenses	447,276
Total Liabilities	32,239,184
Net Assets	$471,338,570
Net Assets Consist of:
Paid in surplus	$332,892,147
Distributable earnings (Accumulated losses)	138,446,423
Net Assets	$471,338,570
Net Assets
Class A	$408,083,123
Class B	63,255,447
Capital Shares Outstanding*
Class A	33,070,837
Class B	5,180,531
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.34
Class B	12.21

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $394,991,273.
(b)	Includes securities loaned at value of $82,600,751.
(c)	Identified cost of cash denominated in foreign currencies was $97,059.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$15,336,051
Interest	35,140
Securities lending income	350,685
Total investment income	15,721,876
Expenses
Management fees	3,821,817
Administration fees	39,342
Custodian and accounting fees	256,438
Distribution and service fees—Class B	153,417
Audit and tax services	82,023
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	20,064
Insurance	4,331
Miscellaneous	108,189
Total expenses	4,596,206
Less management fee waiver	(757,216)
Net expenses	3,838,990
Net Investment Income	11,882,886
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	32,346,153
Foreign currency transactions	72,206
Net realized gain (loss)	32,418,359
Net change in unrealized appreciation (depreciation) on:
Investments	101,847,201
Foreign currency transactions	151,761
Net change in unrealized appreciation (depreciation)	101,998,962
Net realized and unrealized gain (loss)	134,417,321
Net Increase (Decrease) in Net Assets From Operations	$146,300,207

(a)	Net of foreign withholding taxes of $1,562,189.
See accompanying notes to financial statements.
BHFTII-152

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,882,886	$11,825,053
Net realized gain (loss)	32,418,359	29,592,019
Net change in unrealized appreciation (depreciation)	101,998,962	(22,809,956)
Increase (decrease) in net assets from operations	146,300,207	18,607,116
From Distributions to Shareholders
Class A	(36,141,781)	(20,976,849)
Class B	(5,301,481)	(2,844,349)
Total distributions	(41,443,262)	(23,821,198)
Increase (decrease) in net assets from capital share transactions	(94,419,564)	(61,448,154)
Total increase (decrease) in net assets	10,437,381	(66,662,236)
Net Assets
Beginning of period	460,901,189	527,563,425
End of period	$471,338,570	$460,901,189

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	3,461	$40,127	30,500	$304,020
Reinvestments	3,321,855	36,141,781	2,076,916	20,976,849
Redemptions	(10,690,853)	(120,691,569)	(7,501,215)	(77,163,431)
Net increase (decrease)	(7,365,537)	$(84,509,661)	(5,393,799)	$(55,882,562)
Class B
Sales	372,069	$4,158,305	224,328	$2,249,621
Reinvestments	491,789	5,301,481	284,151	2,844,349
Redemptions	(1,757,733)	(19,369,689)	(1,050,441)	(10,659,562)
Net increase (decrease)	(893,875)	$(9,909,903)	(541,962)	$(5,565,592)
Increase (decrease) derived from capital shares transactions		$(94,419,564)		$(61,448,154)
See accompanying notes to financial statements.
BHFTII-153

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.92	$10.07	$9.39	$13.25	$12.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.24	0.23	0.25	0.22
Net realized and unrealized gain (loss)	3.18	0.10	1.03	(2.59)	1.54
Total income (loss) from investment operations	3.46	0.34	1.26	(2.34)	1.76
Less Distributions
Distributions from net investment income	(0.35)	(0.30)	(0.26)	(0.30)	(0.24)
Distributions from net realized capital gains	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)
Total distributions	(1.04)	(0.49)	(0.58)	(1.52)	(0.94)
Net Asset Value, End of Period	$12.34	$9.92	$10.07	$9.39	$13.25
Total Return (%) (b)	36.29	3.31	13.70	(17.47)	14.16
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	0.93	0.96	0.96	0.93
Net ratio of expenses to average net assets (%) (c)	0.78	0.77	0.80	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	2.56	2.34	2.40	2.40	1.69
Portfolio turnover rate (%)	5	8	8	11	10
Net assets, end of period (in millions)	$408.1	$401.2	$461.6	$463.7	$609.4

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.83	$9.98	$9.30	$13.13	$12.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.21	0.20	0.22	0.19
Net realized and unrealized gain (loss)	3.14	0.10	1.03	(2.57)	1.52
Total income (loss) from investment operations	3.39	0.31	1.23	(2.35)	1.71
Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.23)	(0.26)	(0.21)
Distributions from net realized capital gains	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)
Total distributions	(1.01)	(0.46)	(0.55)	(1.48)	(0.91)
Net Asset Value, End of Period	$12.21	$9.83	$9.98	$9.30	$13.13
Total Return (%) (b)	35.85	3.08	13.52	(17.70)	13.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.19	1.18	1.21	1.21	1.18
Net ratio of expenses to average net assets (%) (c)	1.03	1.02	1.05	1.06	1.08
Ratio of net investment income (loss) to average net assets (%)	2.28	2.09	2.15	2.15	1.44
Portfolio turnover rate (%)	5	8	8	11	10
Net assets, end of period (in millions)	$63.3	$59.7	$66.0	$65.0	$83.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-154

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—60.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
Boeing Co. (a)	15,376	$3,338,437
Loar Holdings, Inc. (a)	12,065	820,420
Northrop Grumman Corp.	5,913	3,371,652
StandardAero, Inc. (a)	83,705	2,400,659
		9,931,168
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	16,422	2,640,001
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a)	89,399	783,135
Automobiles — 1.2%
Tesla, Inc. (a)	32,536	14,632,090
Banks — 1.9%
KeyCorp	197,972	4,086,142
Wells Fargo & Co.	203,226	18,940,663
		23,026,805
Beverages — 0.8%
Celsius Holdings, Inc. (a)	16,127	737,649
Coca-Cola Co.	65,655	4,589,941
Monster Beverage Corp. (a)	22,852	1,752,063
PepsiCo, Inc.	7,136	1,024,159
Vita Coco Co., Inc. (a)	16,100	853,461
		8,957,273
Biotechnology — 1.3%
AbbVie, Inc.	13,789	3,150,649
Amgen, Inc.	2,599	850,679
Argenx SE (ADR) (a)	736	618,939
Ascendis Pharma AS (ADR) (a)	2,130	454,201
Cytokinetics, Inc. (a) (b)	12,421	789,230
Disc Medicine, Inc. (a)	2,589	205,593
Gilead Sciences, Inc.	7,908	970,628
Incyte Corp. (a)	1,420	140,253
Ionis Pharmaceuticals, Inc. (a)	2,954	233,691
Kymera Therapeutics, Inc. (a) (b)	2,177	169,392
Mirum Pharmaceuticals, Inc. (a)	2,764	218,328
Natera, Inc. (a)	2,860	655,197
Newamsterdam Pharma Co. NV (a) (b)	24,800	869,984
Protagonist Therapeutics, Inc. (a)	2,669	233,111
PTC Therapeutics, Inc. (a)	2,692	204,484
Regeneron Pharmaceuticals, Inc.	1,358	1,048,200
Revolution Medicines, Inc. (a)	6,368	507,211
Scholar Rock Holding Corp. (a)	4,059	178,799
Soleno Therapeutics, Inc. (a)	3,725	172,468
United Therapeutics Corp. (a)	2,668	1,299,983
Vertex Pharmaceuticals, Inc. (a)	4,980	2,257,733
Xenon Pharmaceuticals, Inc. (a)	17,339	777,134
		16,005,887
Broadline Retail — 3.3%
Amazon.com, Inc. (a)	173,047	39,942,708
Security Description	Shares	Value
Building Products — 0.8%
AAON, Inc.	47,119	$3,592,824
Builders FirstSource, Inc. (a)	7,704	792,665
Johnson Controls International PLC	14,215	1,702,246
Modine Manufacturing Co. (a)	12,246	1,634,963
Trex Co., Inc. (a)	49,117	1,723,024
		9,445,722
Capital Markets — 2.3%
Blackrock, Inc.	2,420	2,590,223
Goldman Sachs Group, Inc.	16,266	14,297,814
KKR & Co., Inc.	86,350	11,007,898
		27,895,935
Chemicals — 0.7%
Celanese Corp.	17,075	721,931
Ingevity Corp. (a)	4,501	266,369
Linde PLC	11,290	4,813,943
PPG Industries, Inc.	26,715	2,737,219
		8,539,462
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. (a)	25,630	6,009,723
Waste Connections, Inc.	8,481	1,487,228
		7,496,951
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	26,607	3,486,315
F5, Inc. (a)	7,234	1,846,551
		5,332,866
Construction Materials — 0.4%
James Hardie Industries PLC (a)	217,404	4,511,133
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	1,580	873,282
Performance Food Group Co. (a)	16,231	1,459,491
U.S. Foods Holding Corp. (a)	66,803	5,031,602
Walmart, Inc.	49,420	5,505,882
		12,870,257
Containers & Packaging — 0.1%
Packaging Corp. of America	7,047	1,453,303
Distributors — 0.3%
Pool Corp.	13,931	3,186,716
Electric Utilities — 0.7%
American Electric Power Co., Inc.	18,618	2,146,841
Eversource Energy	17,521	1,179,689
NRG Energy, Inc.	15,975	2,543,859
PG&E Corp.	188,498	3,029,163
		8,899,552
Electrical Equipment — 0.2%
Vertiv Holdings Co. - Class A	11,206	1,815,484
See accompanying notes to financial statements.
BHFTII-155

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	13,300	$1,797,362
Coherent Corp. (a)	4,247	783,869
Flex Ltd. (a)	28,813	1,740,882
Novanta, Inc. (a) (b)	3,664	435,979
		4,758,092
Entertainment — 0.7%
Netflix, Inc. (a)	38,399	3,600,290
Walt Disney Co.	44,281	5,037,850
		8,638,140
Financial Services — 2.6%
Berkshire Hathaway, Inc. - Class B (a)	20,957	10,534,036
Equitable Holdings, Inc.	50,632	2,412,615
Mastercard, Inc. - Class A	33,106	18,899,553
		31,846,204
Food Products — 0.2%
Freshpet, Inc. (a)	17,092	1,041,416
Magnum Ice Cream Co. NV (a)	12,530	198,600
McCormick & Co., Inc.	11,267	767,395
		2,007,411
Gas Utilities — 0.2%
Atmos Energy Corp. (b)	16,890	2,831,271
Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	118,854	6,213,687
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	15,018	1,881,605
Boston Scientific Corp. (a)	9,982	951,784
Edwards Lifesciences Corp. (a)	18,090	1,542,172
Intuitive Surgical, Inc. (a)	6,736	3,815,001
LivaNova PLC (a)	6,284	386,655
Medtronic PLC	22,149	2,127,633
STERIS PLC	4,281	1,085,319
Stryker Corp.	2,575	905,035
		12,695,204
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. (a)	20,449	290,171
Cardinal Health, Inc.	8,534	1,753,737
Cencora, Inc.	3,606	1,217,926
CVS Health Corp.	21,071	1,672,195
Elevance Health, Inc.	5,667	1,986,567
HCA Healthcare, Inc.	2,470	1,153,144
Labcorp Holdings, Inc.	5,262	1,320,131
UnitedHealth Group, Inc.	13,382	4,417,532
		13,811,403
Health Care REITs — 0.5%
Welltower, Inc.	33,127	6,148,702
Hotels, Restaurants & Leisure — 1.6%
DoorDash, Inc. - Class A (a)	15,446	3,498,210
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Hyatt Hotels Corp. - Class A (b)	32,762	$5,252,404
Marriott International, Inc. - Class A	14,631	4,539,122
Navan, Inc. - Class A (a)	37,367	638,228
Royal Caribbean Cruises Ltd.	10,183	2,840,242
Starbucks Corp. (b)	24,552	2,067,524
		18,835,730
Household Durables — 0.1%
Champion Homes, Inc. (a)	10,865	918,092
Insurance — 1.4%
American International Group, Inc.	27,036	2,312,930
Arch Capital Group Ltd. (a)	21,176	2,031,202
Chubb Ltd.	11,417	3,563,474
Everest Group Ltd.	5,271	1,788,714
Hamilton Insurance Group Ltd. - Class B (a)	35,365	986,683
Marsh & McLennan Cos., Inc.	30,273	5,616,247
		16,299,250
Interactive Media & Services — 4.3%
Alphabet, Inc. - Class A	146,033	45,708,329
Meta Platforms, Inc. - Class A	10,029	6,620,043
		52,328,372
IT Services — 0.3%
Snowflake, Inc. - Class A (a)	17,344	3,804,580
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. - Class A (a) (b)	11,166	182,118
Agilent Technologies, Inc.	9,417	1,281,371
Bio-Techne Corp.	6,212	365,328
Danaher Corp.	6,525	1,493,703
ICON PLC (a)	2,633	479,785
Thermo Fisher Scientific, Inc.	6,780	3,928,671
		7,730,976
Machinery — 0.4%
IDEX Corp.	10,351	1,841,857
Ingersoll Rand, Inc.	9,119	722,407
Middleby Corp. (a)	9,578	1,423,961
PACCAR, Inc.	8,645	946,714
		4,934,939
Media — 0.2%
New York Times Co. - Class A	30,908	2,145,633
Metals & Mining — 0.2%
Nucor Corp.	13,596	2,217,644
Multi-Utilities — 0.8%
Dominion Energy, Inc.	81,533	4,777,019
Sempra	55,487	4,898,947
		9,675,966
Oil, Gas & Consumable Fuels — 2.2%
EQT Corp.	33,412	1,790,883
See accompanying notes to financial statements.
BHFTII-156

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	96,942	$11,666,000
Marathon Petroleum Corp.	16,720	2,719,174
Shell PLC (ADR)	84,238	6,189,808
Targa Resources Corp.	19,799	3,652,916
		26,018,781
Personal Care Products — 0.4%
BellRing Brands, Inc. (a)	29,707	794,068
elf Beauty, Inc. (a)	4,109	312,448
Oddity Tech Ltd. - Class A (a)	7,889	316,980
Unilever PLC (ADR) (b)	54,922	3,591,899
		5,015,395
Pharmaceuticals — 2.4%
AstraZeneca PLC (ADR)	11,327	1,041,291
Eli Lilly & Co.	12,074	12,975,687
GSK PLC (ADR) (b)	37,871	1,857,194
Haleon PLC (ADR) (b)	306,928	3,103,042
Johnson & Johnson	10,881	2,251,823
Merck & Co., Inc.	67,881	7,145,154
Structure Therapeutics, Inc. (ADR) (a)	12,155	845,380
		29,219,571
Professional Services — 0.1%
KBR, Inc.	36,262	1,457,732
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc. (a)	39,753	8,513,502
Broadcom, Inc.	64,736	22,405,130
MKS, Inc.	12,744	2,036,491
NVIDIA Corp.	348,953	65,079,735
NXP Semiconductors NV	12,851	2,789,438
Texas Instruments, Inc.	9,806	1,701,243
		102,525,539
Software — 6.2%
Autodesk, Inc. (a)	16,250	4,810,163
Cadence Design Systems, Inc. (a)	8,184	2,558,155
Figma, Inc. - Class A (a) (b)	26,462	988,885
Intuit, Inc.	6,101	4,041,424
Microsoft Corp.	96,020	46,437,192
Oracle Corp.	13,815	2,692,682
Palantir Technologies, Inc. - Class A (a)	25,114	4,464,014
Samsara, Inc. - Class A (a)	37,771	1,338,982
SAP SE (ADR)	6,464	1,570,170
ServiceNow, Inc. (a)	6,470	991,139
Synopsys, Inc. (a)	9,681	4,547,359
		74,440,165
Specialty Retail — 1.0%
Burlington Stores, Inc. (a) (b)	6,930	2,001,731
Lowe's Cos., Inc.	16,415	3,958,641
O'Reilly Automotive, Inc. (a)	45,337	4,135,188
Williams-Sonoma, Inc.	13,217	2,360,424
		12,455,984
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	165,385	$44,961,566
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc. (a)	10,947	2,274,896
Tobacco — 0.4%
British American Tobacco PLC (ADR)	12,430	703,787
Philip Morris International, Inc.	26,523	4,254,289
		4,958,076
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	12,065	2,686,031
WESCO International, Inc.	8,467	2,071,367
WW Grainger, Inc. (b)	2,001	2,019,109
		6,776,507
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	27,167	5,515,988
Total Common Stocks (Cost $591,798,891)		730,827,944

Agency Sponsored Mortgage-Backed Securities—15.2%
Agency Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (c)	5,922	5,013
1.000%, 02/25/51	383,321	337,392
1.750%, 10/15/42	107,802	94,967
1.876%, -1x SOFR30A + 5.750%, 05/25/55 (d) (e)	1,272,893	76,317
2.000%, 07/25/50	110,152	97,974
2.500%, 05/15/28 (d)	14,321	314
2.500%, 06/25/50 (d)	657,628	102,859
2.500%, 03/25/52	364,331	329,518
3.000%, 03/15/28 (d)	27,115	581
3.000%, 03/15/33 (d)	39,786	2,661
3.000%, 03/25/40	500,000	453,799
3.000%, 12/25/49 (d)	656,364	109,771
3.000%, 09/25/51 (d)	581,999	92,203
3.250%, 11/15/41	64,458	60,877
3.500%, 09/15/26 (d)	2,126	18
3.500%, 03/15/41 (d)	7,352	67
3.500%, 10/15/45	101,646	96,687
4.000%, 07/15/27 (d)	2,197	26
4.000%, 03/15/28 (d)	1,259	5
4.000%, 06/15/28 (d)	1,777	13
4.000%, 07/15/30 (d)	32,180	1,602
4.000%, 05/25/40 (d)	228,593	34,082
4.000%, 09/15/41	259,090	252,604
4.000%, 03/25/45 (d)	476,229	78,040
4.750%, 07/15/39	136,886	139,189
5.000%, 09/15/33 (d)	55,163	6,971
5.000%, 02/15/48 (d)	89,213	17,428
5.500%, 08/15/33	12,778	13,280
5.500%, 07/15/36	32,135	33,525
5.500%, 06/15/46	46,469	48,485
5.500%, 12/25/51	367,616	371,319
See accompanying notes to financial statements.
BHFTII-157

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
6.500%, 07/15/36	28,616	$29,783
6.500%, 04/15/39 (d)	177,825	32,247
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	396,727	327,446
3.500%, 11/25/57	348,265	336,357
3.500%, 08/25/58	190,091	181,182
3.500%, 10/25/58	714,518	653,778
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.774%, SOFR30A + 2.900%, 04/25/42 (144A) (e)	969,000	993,127
7.224%, SOFR30A + 3.350%, 05/25/42 (144A) (e)	495,000	510,781
7.224%, SOFR30A + 3.350%, 06/25/43 (144A) (e)	1,000,000	1,030,837
7.274%, SOFR30A + 3.400%, 10/25/41 (144A) (e)	1,115,000	1,134,611
7.374%, SOFR30A + 3.500%, 05/25/43 (144A) (e)	945,000	989,802
7.424%, SOFR30A + 3.550%, 08/25/42 (144A) (e)	155,000	161,199
7.524%, SOFR30A + 3.650%, 11/25/41 (144A) (e)	426,000	435,686
7.574%, SOFR30A + 3.700%, 09/25/42 (144A) (e)	425,000	443,330
7.874%, SOFR30A + 4.000%, 07/25/42 (144A) (e)	380,000	396,982
8.374%, SOFR30A + 4.500%, 06/25/42 (144A) (e)	600,000	631,142
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	1,777,101	92,022
2.000%, 06/15/52 (d)	836,540	112,820
2.500%, 03/15/52 (d)	619,335	93,968
2.500%, 08/25/52 (d)	735,125	113,578
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.974%, SOFR30A + 3.100%, 10/25/41 (144A) (e)	174,400	177,205
7.024%, SOFR30A + 3.150%, 12/25/41 (144A) (e)	405,000	412,618
8.374%, SOFR30A + 4.500%, 01/25/42 (144A) (e)	860,000	888,721
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	101,169	91,451
2.000%, 03/25/52 (d)	783,102	98,483
2.500%, 06/25/52 (d)	678,965	102,726
2.500%, 09/25/52 (d)	706,522	110,372
4.000%, 05/25/27 (d)	2,597	19
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (c)	5,991	5,209
Zero Coupon, 06/25/41 (c)	67,155	51,405
1.679%, 05/25/46 (d) (e)	124,734	6,205
1.727%, 04/25/55 (d) (e)	135,720	6,199
1.750%, 12/25/42	158,020	144,464
1.851%, 06/25/55 (d) (e)	96,812	4,815
1.966%, -1x SOFR30A + 5.840%, 03/25/55 (d) (e)	824,340	45,112
1.974%, 08/25/44 (d) (e)	101,404	6,049
2.000%, 03/25/50	303,219	263,331
2.076%, -1x SOFR30A + 5.950%, 10/25/54 (d) (e)	1,209,061	65,147
2.500%, 06/25/28 (d)	12,174	259
2.500%, 02/25/51 (d)	669,267	113,385
3.000%, 09/25/27 (d)	6,676	106
3.000%, 01/25/28 (d)	31,841	363
3.000%, 08/25/49	213,871	196,052
3.500%, 05/25/27 (d)	13,770	177
3.500%, 10/25/27 (d)	14,548	316
3.500%, 05/25/30 (d)	35,421	1,692
3.500%, 08/25/30 (d)	8,110	261
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
3.500%, 02/25/31 (d)	798	$4
3.500%, 03/25/34 (d)	335,386	9,932
3.500%, 09/25/35 (d)	44,262	3,841
3.500%, 11/25/39 (d)	275,487	23,375
3.500%, 04/25/46	184,378	155,595
3.500%, 10/25/46 (d)	58,862	11,019
3.500%, 12/25/58	448,859	408,532
4.000%, 03/25/42 (d)	25,692	2,548
4.000%, 11/25/42 (d)	12,830	1,123
4.000%, 02/25/50 (d)	953,861	200,486
4.000%, 06/25/50 (d)	497,257	100,069
4.000%, 09/25/50 (d)	580,262	117,929
4.000%, 11/25/50 (d)	500,294	102,617
4.500%, 07/25/27 (d)	11	0
5.000%, 12/25/43 (d)	212,218	41,088
5.000%, 06/25/48 (d)	221,740	31,459
5.000%, 12/25/51	377,968	378,852
5.500%, 04/25/35	130,069	134,676
5.500%, 04/25/37	34,884	36,229
5.500%, 11/25/40 (d)	185,821	20,833
5.500%, 09/25/44 (d)	150,112	25,646
5.500%, 06/25/48 (d)	167,356	30,734
5.500%, 02/25/52	313,001	317,112
5.500%, 03/25/52	367,157	372,012
5.500%, 04/25/52	350,946	358,542
5.517%, 05/25/42 (d) (e)	2,133	210
6.000%, 01/25/42 (d)	74,630	3,516
Government National Mortgage Association REMICS
0.645%, 02/16/53 (d) (e)	604,280	9,004
2.500%, 12/16/39	64,262	61,544
2.500%, 07/20/41	149,979	137,385
2.500%, 10/20/49	540,988	487,089
3.000%, 09/20/28 (d)	8,585	48
3.000%, 05/20/35 (d)	278,034	12,271
3.000%, 02/16/43 (d)	44,977	5,886
3.000%, 02/20/52	299,619	278,937
3.500%, 02/16/27 (d)	1,209	4
3.500%, 03/20/27 (d)	6,846	24
3.500%, 10/20/29 (d)	130,391	5,899
3.500%, 07/20/40 (d)	5,691	38
3.500%, 04/20/42 (d)	39,290	1,013
3.500%, 10/20/42 (d)	244,759	34,227
3.500%, 07/20/43 (d)	75,575	11,637
4.000%, 12/16/26 (d)	292	0
4.000%, 05/20/29 (d)	10,645	288
4.000%, 05/16/42 (d)	16,832	1,347
4.000%, 09/16/42 (d)	460,855	96,159
4.000%, 01/20/44 (d)	20,861	4,011
4.000%, 11/20/44 (d)	281,750	39,246
4.000%, 03/20/47 (d)	138,792	22,511
4.500%, 08/20/45 (d)	272,392	51,133
4.500%, 05/20/48 (d)	231,104	34,370
5.000%, 02/16/40 (d)	169,279	33,208
5.000%, 10/16/41 (d)	66,691	11,206
5.000%, 12/20/43 (d)	199,172	39,545
See accompanying notes to financial statements.
BHFTII-158

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
5.000%, 01/16/47 (d)	37,490	$7,108
5.500%, 03/20/39 (d)	90,952	6,163
5.500%, 02/16/47 (d)	95,173	12,465
5.500%, 02/20/47 (d)	65,289	9,395
6.000%, 09/20/40 (d)	123,433	19,465
6.000%, 02/20/46 (d)	110,115	12,873
		18,683,885
Agency Mortgage-Backed Securities — 13.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/36	93,385	86,512
2.000%, 12/01/40	58,955	51,079
2.000%, 05/01/41	398,869	347,489
2.000%, 12/01/41	428,973	372,852
2.000%, 09/01/50	190,485	157,011
2.000%, 10/01/50	372,203	303,868
2.000%, 02/01/51	563,678	461,763
2.000%, 03/01/51	1,790,471	1,462,088
2.000%, 04/01/51	648,509	527,688
2.000%, 05/01/51	345,445	285,467
2.000%, 08/01/51	144,141	117,554
2.000%, 11/01/51	146,987	120,683
2.000%, 04/01/52	574,137	472,227
2.500%, 05/01/50	189,849	163,792
2.500%, 06/01/50	234,248	201,089
2.500%, 07/01/50	1,360,663	1,171,444
2.500%, 09/01/50	374,840	322,165
2.500%, 11/01/50	408,654	350,319
2.500%, 02/01/51	125,526	108,708
2.500%, 03/01/51	321,682	274,766
2.500%, 05/01/51	160,026	136,947
2.500%, 07/01/51	158,636	135,509
2.500%, 08/01/51	120,709	103,513
2.500%, 10/01/51	239,654	204,830
2.500%, 04/01/52	788,741	671,218
3.000%, 07/01/28	69,858	69,160
3.000%, 08/01/29	40,838	40,332
3.000%, 10/01/32	121,513	118,674
3.000%, 04/01/33	127,130	124,279
3.000%, 11/01/36	280,196	267,110
3.000%, 01/01/37	190,453	181,438
3.000%, 12/01/44	3,975	3,655
3.000%, 08/01/46	348,966	317,357
3.000%, 10/01/46	355,932	323,371
3.000%, 11/01/46	782,378	712,284
3.000%, 12/01/46	232,352	211,698
3.000%, 01/01/47	219,149	198,191
3.000%, 05/01/52	242,947	217,679
3.500%, 08/01/34	140,428	137,509
3.500%, 08/01/42	39,727	38,143
3.500%, 11/01/42	54,201	51,839
3.500%, 06/01/46	38,543	36,587
3.500%, 10/01/47	212,109	199,371
3.500%, 12/01/47	86,953	81,780
3.500%, 03/01/48	194,368	183,789
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 12/01/48	127,872	$119,984
4.000%, 05/01/42	172,036	168,628
4.000%, 08/01/42	48,917	47,897
4.000%, 09/01/42	62,970	61,656
4.000%, 07/01/44	2,624	2,594
4.000%, 02/01/46	46,480	45,026
4.000%, 04/01/47	28,429	27,716
4.000%, 09/01/48	26,781	25,908
4.000%, 04/01/49	531,446	512,317
4.000%, 05/01/49	103,345	100,090
4.000%, 07/01/49	401,033	388,648
4.500%, 09/01/43	28,053	27,986
4.500%, 11/01/43	230,889	231,877
5.000%, 05/01/39	1,831	1,876
5.000%, 07/01/40	232,426	235,521
5.000%, 06/01/41	139,566	143,690
5.000%, 11/01/52	255,064	256,388
5.000%, 12/01/52	298,369	298,798
5.000%, 04/01/53	207,696	208,797
5.500%, 07/01/33	26,153	26,708
5.500%, 12/01/37	793,098	813,965
5.500%, 04/01/39	12,655	13,216
5.500%, 06/01/41	48,200	50,380
5.500%, 02/01/53	459,663	468,775
5.500%, 09/01/54	1,056,196	1,071,199
5.500%, 10/01/54	87,306	88,564
5.500%, 06/01/55	595,318	607,807
5.500%, 09/01/55	2,068,219	2,097,600
5.500%, 12/01/55	4,723,431	4,790,533
6.000%, 11/01/52	242,443	249,979
6.000%, 12/01/52	270,519	280,948
6.000%, 03/01/53	139,460	145,429
6.000%, 06/01/54	1,002,403	1,033,148
6.000%, 08/01/54	946,025	973,716
6.775%, 1Y RFUCCT + 1.900%, 02/01/41 (e)	2,814	2,910
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.370%, 12/25/33 (d) (e)	1,465,414	41,047
0.585%, 03/25/27 (d) (e)	3,781,734	20,503
0.606%, 10/25/26 (d) (e)	986,078	3,299
0.726%, 06/25/27 (d) (e)	2,240,338	17,432
0.868%, 11/25/30 (d) (e)	941,372	32,954
1.014%, 10/25/30 (d) (e)	1,618,022	63,042
1.107%, 01/25/30 (d) (e)	2,378,548	88,761
1.110%, 06/25/30 (d) (e)	3,000,889	125,974
1.427%, 05/25/30 (d) (e)	2,317,555	120,685
1.564%, 05/25/30 (d) (e)	1,456,122	83,566
Federal National Mortgage Association
1.500%, 09/01/51	1,740,858	1,344,275
2.000%, 05/01/36	141,475	130,960
2.000%, 08/01/36	296,645	274,592
2.000%, 09/01/40	228,801	202,562
2.000%, 12/01/40	863,369	759,828
2.000%, 04/01/41	261,786	230,924
2.000%, 05/01/41	81,092	70,710
See accompanying notes to financial statements.
BHFTII-159

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 10/01/41	315,872	$274,941
2.000%, 02/01/42	202,060	176,518
2.000%, 08/01/50	191,002	155,844
2.000%, 12/01/50	519,072	423,773
2.000%, 01/01/51	283,231	234,547
2.000%, 02/01/51	1,731,819	1,412,670
2.000%, 03/01/51	2,871,002	2,338,704
2.000%, 04/01/51	3,094,557	2,518,836
2.000%, 05/01/51	1,075,953	875,840
2.000%, 07/01/51	471,413	385,473
2.250%, 04/01/33	200,057	175,708
2.500%, 06/01/40	514,091	468,113
2.500%, 04/01/50	208,299	178,231
2.500%, 06/01/50	233,505	200,420
2.500%, 07/01/50	39,009	33,270
2.500%, 09/01/50	375,632	321,009
2.500%, 10/01/50	620,758	536,403
2.500%, 01/01/51	273,396	236,035
2.500%, 05/01/51	3,487,151	2,995,302
2.500%, 07/01/51	306,596	262,380
2.500%, 08/01/51	159,203	137,905
2.500%, 09/01/51	193,002	165,871
2.500%, 10/01/51	1,445,268	1,237,428
2.500%, 11/01/51	2,836,871	2,442,642
2.500%, 12/01/51	351,253	303,273
2.500%, 01/01/52	351,712	301,864
2.500%, 03/01/52	523,965	445,810
2.500%, 04/01/52	366,943	315,824
2.500%, 01/01/57	472,655	402,281
3.000%, 07/01/28	112,145	110,948
3.000%, 02/01/31	27,028	26,551
3.000%, 08/01/33	86,454	84,486
3.000%, 03/01/37	221,124	210,853
3.000%, 02/01/43	261,600	241,930
3.000%, 03/01/43	323,928	299,478
3.000%, 04/01/43	311,607	288,095
3.000%, 05/01/43	825,756	763,424
3.000%, 06/01/43	468,587	433,272
3.000%, 02/01/50	162,302	146,706
3.000%, 08/01/50	558,947	498,272
3.000%, 10/01/50	223,670	198,510
3.000%, 12/01/50	321,432	285,325
3.000%, 04/01/51	120,318	107,107
3.000%, 05/01/51	289,314	262,345
3.000%, 08/01/51	148,775	133,823
3.000%, 10/01/51	99,210	88,941
3.000%, 11/01/51	806,951	719,801
3.000%, 12/01/51	436,412	389,302
3.000%, 01/01/52	214,633	191,587
3.000%, 04/01/52	209,218	187,213
3.000%, 05/01/52	308,851	276,573
3.500%, 03/01/43	10,630	10,195
3.500%, 05/01/43	25,902	24,691
3.500%, 07/01/43	55,362	52,814
3.500%, 08/01/43	535,504	510,090
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 10/01/44	99,269	$94,441
3.500%, 02/01/45	99,886	94,873
3.500%, 01/01/46	118,325	112,330
3.500%, 03/01/46	87,212	82,819
3.500%, 09/01/46	170,715	161,135
3.500%, 10/01/46	73,780	69,685
3.500%, 11/01/46	71,849	68,036
3.500%, 12/01/46	420,848	401,527
3.500%, 05/01/47	149,634	141,787
3.500%, 09/01/47	322,823	304,138
3.500%, 12/01/47	45,708	43,318
3.500%, 01/01/48	189,474	177,571
3.500%, 02/01/48	773,962	731,832
3.500%, 07/01/48	232,032	219,719
3.500%, 11/01/48	49,106	46,185
3.500%, 04/01/52	498,332	465,458
3.500%, 09/01/57	800,404	734,310
3.500%, 05/01/58	455,346	417,745
3.920%, 10/01/30	360,000	356,318
3.955%, 11/01/30	360,218	356,816
4.000%, 04/01/26	173	173
4.000%, 02/01/29	2,376	2,372
4.000%, 10/01/40	220,343	215,725
4.000%, 11/01/40	80,433	78,769
4.000%, 12/01/40	59,792	58,545
4.000%, 02/01/41	28,031	27,444
4.000%, 03/01/41	72,883	71,325
4.000%, 06/01/41	228,845	225,654
4.000%, 08/01/42	41,412	40,492
4.000%, 09/01/42	75,868	74,198
4.000%, 03/01/45	9,181	8,893
4.000%, 07/01/45	62,689	60,794
4.000%, 03/01/46	61,527	59,793
4.000%, 05/01/46	16,789	16,232
4.000%, 06/01/46	76,833	74,288
4.000%, 04/01/47	78,176	75,705
4.000%, 10/01/47	318,624	308,059
4.000%, 06/01/48	581,382	560,677
4.000%, 09/01/48	100,153	96,754
4.000%, 01/01/49	360,524	348,929
4.000%, 04/01/49	690,659	662,413
4.000%, 08/01/49	25,991	25,258
4.000%, 04/01/50	465,196	450,173
4.000%, 08/01/51	76,317	74,496
4.000%, 06/01/52	307,115	294,339
4.120%, 11/01/30	571,400	570,224
4.210%, 01/01/31	240,000	240,590
4.390%, 04/01/29	649,470	658,043
4.420%, 11/01/30	524,000	529,890
4.500%, 06/01/26	562	562
4.500%, 12/01/37	196,304	197,794
4.500%, 10/01/40	157,239	158,478
4.500%, 09/01/41	19,070	19,190
4.500%, 10/01/41	81,191	81,743
4.500%, 08/01/42	19,489	19,620
See accompanying notes to financial statements.
BHFTII-160

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 09/01/43	355,666	$354,383
4.500%, 10/01/43	63,302	62,595
4.500%, 12/01/43	51,350	51,488
4.500%, 01/01/44	112,827	112,624
4.500%, 04/01/49	103,320	102,406
4.500%, 01/01/51	497,104	486,052
4.520%, 10/01/30	286,000	290,445
4.750%, 04/01/28	95,000	96,438
5.000%, 07/01/41	13,023	13,392
5.000%, 08/01/41	5,345	5,491
5.000%, 09/01/52	506,634	507,414
5.000%, 10/01/52	895,014	897,085
5.000%, 11/01/52	1,202,852	1,204,829
5.000%, 04/01/53	983,119	982,301
5.065%, 12/01/28	490,000	504,703
5.500%, 08/01/28	6,387	6,480
5.500%, 04/01/33	10,344	10,601
5.500%, 08/01/37	64,121	65,892
5.500%, 11/01/39	364,582	373,848
5.500%, 08/01/40	780,455	801,019
5.500%, 04/01/41	6,545	6,769
5.500%, 10/01/52	273,227	278,804
5.500%, 11/01/52	817,205	833,788
5.500%, 12/01/52	937,974	956,247
5.500%, 06/01/53	468,790	477,752
5.500%, 11/01/53	244,943	249,033
6.000%, 02/01/34	42,740	44,574
6.000%, 08/01/34	23,323	24,294
6.000%, 04/01/35	190,489	197,723
6.000%, 02/01/38	15,418	16,308
6.000%, 03/01/38	6,743	7,132
6.000%, 05/01/38	17,413	18,417
6.000%, 10/01/38	4,983	5,255
6.000%, 12/01/38	7,050	7,457
6.000%, 05/01/53	295,200	307,019
6.000%, 01/01/54	440,873	453,103
6.000%, 02/01/54	732,349	752,858
6.000%, 09/01/54	313,543	322,580
6.500%, 05/01/40	119,354	126,950
6.613%, 1Y RFUCCT + 1.777%, 06/01/41 (e)	13,582	14,069
6.625%, 1Y RFUCCT + 1.750%, 03/01/41 (e)	2,447	2,530
6.637%, 1Y RFUCCT + 1.821%, 09/01/41 (e)	15,507	16,233
Federal National Mortgage Association-ACES
0.302%, 01/25/30 (d) (e)	1,619,769	13,547
1.131%, 06/25/34 (d) (e)	3,609,621	204,926
1.453%, 05/25/29 (d) (e)	1,765,259	57,203
Government National Mortgage Association
2.000%, 10/20/50	554,192	459,293
2.000%, 12/20/50	922,033	763,851
2.000%, 02/20/52	2,137,417	1,770,726
2.000%, 05/20/52	724,186	599,946
2.000%, 07/20/54	418,931	347,492
2.500%, 11/20/49	415,830	361,112
2.500%, 03/20/51	331,487	286,091
2.500%, 04/20/51	1,582,019	1,365,413
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 09/20/51	442,828	$382,175
2.500%, 10/20/51	1,483,264	1,280,104
3.000%, 12/15/44	15,372	13,896
3.000%, 04/15/45	146,164	132,140
3.000%, 07/15/45	6,228	5,630
3.000%, 04/20/51	1,532,725	1,379,304
3.000%, 09/20/51	156,015	140,367
3.000%, 12/20/51	1,413,865	1,272,052
3.000%, 07/20/52	346,497	311,743
3.500%, 03/20/44	220,197	206,651
3.500%, 06/20/46	253,745	236,348
3.500%, 07/20/46	60,097	55,599
3.500%, 10/20/46	65,198	60,674
3.500%, 02/20/47	292,788	272,347
3.500%, 08/20/47	52,719	49,146
3.500%, 11/20/47	59,184	55,110
3.500%, 03/20/48	75,211	69,777
3.500%, 02/20/49	227,952	210,784
3.500%, 07/20/49	216,554	199,960
3.500%, 01/20/51	61,103	56,274
3.500%, 04/20/52	175,127	160,818
3.500%, 06/20/52	509,097	468,130
3.500%, 12/20/52	1,393,631	1,278,256
3.500%, 01/20/53	621,610	571,762
3.875%, 08/15/42	163,535	157,326
4.000%, 09/15/42	219,515	212,874
4.000%, 08/20/45	218,053	210,055
4.000%, 11/20/47	67,496	64,026
4.000%, 03/20/48	173,008	164,496
4.000%, 07/20/48	582,693	559,715
4.000%, 08/20/52	596,963	567,870
4.500%, 04/15/41	147,015	147,030
4.500%, 02/15/42	297,465	296,211
4.500%, 01/20/46	28,069	27,960
4.500%, 05/20/52	46,530	45,695
4.500%, 08/20/52	206,236	202,471
4.500%, 09/20/52	189,911	186,385
4.500%, 10/20/52	852,786	836,820
4.500%, 11/20/54	1,180,338	1,150,927
4.500%, 12/20/54	1,157,375	1,128,536
5.000%, 12/15/38	11,064	11,370
5.000%, 04/15/39	224,149	230,581
5.000%, 07/15/39	14,776	15,198
5.000%, 10/20/39	4,821	4,978
5.000%, 05/20/40	184,236	189,456
5.000%, 06/20/40	146,935	151,545
5.000%, 07/20/40	57,830	59,503
5.000%, 11/20/49	207,674	210,631
5.500%, 12/15/40	116,458	121,877
6.000%, 07/20/55	246,606	251,770
6.000%, 09/20/55	1,057,492	1,079,665
Government National Mortgage Association, TBA
2.500%, TBA (f)	10,511,000	9,064,916
5.000%, TBA (f)	3,950,000	3,940,664
5.500%, TBA (f)	8,580,000	8,663,195
See accompanying notes to financial statements.
BHFTII-161

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association, TBA
6.000%, TBA (f)	2,743,000	$2,795,181
Uniform Mortgage-Backed Security, TBA
3.500%, TBA (f)	325,000	300,435
4.500%, TBA (f)	3,584,000	3,728,050
5.500%, TBA (f)	22,149,000	22,489,515
6.000%, TBA (f)	8,532,000	8,760,039
		164,497,133
Total Agency Sponsored Mortgage-Backed Securities (Cost $189,459,948)		183,181,018

U.S. Treasury & Government Agencies—10.3%
U.S. Treasury — 10.3%
U.S. Treasury Bonds
1.250%, 05/15/50	9,605,000	4,597,643
1.625%, 11/15/50	3,460,000	1,816,500
2.250%, 08/15/46	910,000	598,858
2.375%, 11/15/49	1,385,000	889,592
2.500%, 02/15/45	1,685,000	1,193,322
2.875%, 08/15/45 (g) (h)	19,040,000	14,281,487
2.875%, 11/15/46	1,200,000	886,125
3.000%, 02/15/47	6,040,000	4,547,223
3.000%, 08/15/52	2,540,000	1,819,176
3.125%, 05/15/48	6,365,000	4,834,168
3.375%, 08/15/42	2,385,000	2,015,325
3.375%, 11/15/48	3,805,000	3,010,558
3.625%, 08/15/43	3,785,000	3,267,224
3.625%, 05/15/53	1,650,000	1,334,760
4.125%, 08/15/53	1,595,000	1,411,949
4.500%, 11/15/54	6,295,000	5,937,464
4.625%, 02/15/55	2,365,000	2,278,068
4.875%, 08/15/45 (b)	2,050,000	2,069,859
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (i)	3,001,297	1,726,694
0.625%, 02/15/43 (b) (i)	658,486	489,824
0.750%, 02/15/42 (i)	4,790,859	3,728,042
0.750%, 02/15/45 (i)	1,914,915	1,395,546
1.000%, 02/15/46 (i)	879,405	662,697
1.375%, 02/15/44 (i)	3,701,997	3,098,405
U.S. Treasury Inflation-Indexed Notes
1.750%, 01/15/34 (i)	6,148,482	6,113,228
U.S. Treasury Notes
0.625%, 11/30/27	1,410,000	1,336,195
2.375%, 03/31/29	1,510,000	1,454,791
3.750%, 06/30/30	11,045,000	11,071,318
3.875%, 08/31/32	3,755,000	3,745,172
4.000%, 02/15/34	9,150,000	9,121,406
4.000%, 11/15/35 (b)	1,730,000	1,705,131
4.125%, 11/30/31	3,960,000	4,019,555
4.250%, 11/15/34	9,190,000	9,286,567
4.500%, 11/15/33	3,825,000	3,949,462
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.625%, 05/31/31	4,045,000	$4,210,276
Total U.S. Treasury & Government Agencies (Cost $145,194,168)		123,903,610

Corporate Bonds & Notes—10.1%
Advertising — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.375%, 02/15/31 (144A)	220,000	232,861
Aerospace/Defense — 0.2%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	282,702
Boeing Co.
2.950%, 02/01/30 (b)	125,000	118,427
3.200%, 03/01/29	80,000	77,558
3.750%, 02/01/50	30,000	21,818
5.150%, 05/01/30	505,000	518,893
5.705%, 05/01/40	655,000	668,610
6.388%, 05/01/31	80,000	86,815
7.008%, 05/01/64	65,000	73,856
		1,848,679
Agriculture — 0.1%
BAT Capital Corp.
5.834%, 02/20/31	115,000	122,006
Philip Morris International, Inc.
4.375%, 11/01/27	185,000	186,623
4.750%, 11/01/31	185,000	188,895
5.125%, 02/15/30	385,000	397,965
5.125%, 02/13/31	410,000	424,843
5.375%, 02/15/33 (b)	115,000	120,254
5.625%, 11/17/29	90,000	94,615
5.625%, 09/07/33	130,000	137,890
		1,673,091
Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (b)	120,000	120,895
Apparel — 0.1%
Gildan Activewear, Inc.
5.400%, 10/07/35 (144A)	560,000	558,395
Tapestry, Inc.
5.100%, 03/11/30	175,000	179,656
5.500%, 03/11/35 (b)	105,000	107,350
		845,401
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (EUR)	240,000	286,064
Forvia SE
6.750%, 09/15/33 (144A) (b)	200,000	206,515
		492,579
See accompanying notes to financial statements.
BHFTII-162

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks — 1.4%
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (e)	200,000	$239,146
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (e)	305,000	365,480
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (e)	285,000	250,106
2.972%, SOFR + 1.330%, 02/04/33 (e)	570,000	521,268
4.376%, SOFR + 1.580%, 04/27/28 (e)	475,000	476,895
5.518%, SOFR + 1.738%, 10/25/35 (e)	330,000	337,993
Bank of New York Mellon Corp.
5.060%, SOFR + 1.230%, 07/22/32 (b) (e)	155,000	160,648
6.317%, SOFR + 1.598%, 10/25/29 (e)	85,000	90,246
BNP Paribas SA
5.906%, SOFR + 1.920%, 11/19/35 (144A) (b) (e)	330,000	342,642
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (e)	565,000	579,956
6.508%, SOFR + 2.791%, 01/18/35 (144A) (e)	380,000	402,963
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (e)	880,000	882,723
4.952%, SOFR + 1.463%, 05/07/31 (e)	435,000	444,302
Citizens Financial Group, Inc.
5.253%, SOFR + 1.259%, 03/05/31 (b) (e)	260,000	267,162
6.645%, SOFR + 2.325%, 04/25/35 (e)	85,000	93,464
CrediaBank SA
9.375%, 5Y EUR Swap + 7.277%, 01/31/31 (EUR) (e)	100,000	125,736
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (b) (e)	505,000	504,340
5.222%, SOFR + 1.460%, 05/27/31 (144A) (e)	590,000	605,704
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	455,000	483,079
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (e)	260,000	237,071
4.692%, SOFR + 1.135%, 10/23/30 (e)	365,000	369,980
5.049%, SOFR + 1.210%, 07/23/30 (e)	215,000	220,292
5.218%, SOFR + 1.580%, 04/23/31 (e)	145,000	149,763
HSBC Holdings PLC
2.848%, SOFR + 2.387%, 06/04/31 (e)	200,000	186,946
4.619%, SOFR + 1.190%, 11/06/31 (e)	200,000	200,617
5.130%, SOFR + 1.290%, 03/03/31 (e)	340,000	348,447
5.240%, SOFR + 1.570%, 05/13/31 (e)	600,000	618,166
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (e)	145,000	130,848
2.580%, 3M TSFR + 1.250%, 04/22/32 (e)	110,000	100,546
3.509%, 3M TSFR + 1.207%, 01/23/29 (e)	305,000	302,106
4.005%, 3M TSFR + 1.382%, 04/23/29 (e)	90,000	89,913
4.255%, SOFR + 0.930%, 10/22/31 (e)	510,000	508,453
4.505%, SOFR + 0.860%, 10/22/28 (e)	385,000	388,773
4.946%, SOFR + 1.340%, 10/22/35 (b) (e)	65,000	65,641
4.995%, SOFR + 1.125%, 07/22/30 (e)	395,000	405,521
5.103%, SOFR + 1.435%, 04/22/31 (e)	425,000	438,803
5.140%, SOFR + 1.010%, 01/24/31 (b) (e)	125,000	129,199
5.299%, SOFR + 1.450%, 07/24/29 (e)	375,000	386,456
5.336%, SOFR + 1.620%, 01/23/35 (e)	345,000	357,564
5.576%, SOFR + 1.635%, 07/23/36 (e)	415,000	429,296
5.581%, SOFR + 1.160%, 04/22/30 (e)	245,000	255,591
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (e)	400,000	461,995
Security Description	Principal Amount*	Value

Banks—(Continued)
Metro Bank Holdings PLC
12.000%, 1Y UKG + 7.814%, 04/30/29 (GBP) (e)	150,000	$230,508
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	225,000	197,606
1.928%, SOFR + 1.020%, 04/28/32 (e)	280,000	245,660
4.431%, 3M TSFR + 1.890%, 01/23/30 (e)	50,000	50,277
4.654%, SOFR + 1.100%, 10/18/30 (b) (e)	125,000	126,512
5.164%, SOFR + 1.590%, 04/20/29 (e)	60,000	61,351
5.230%, SOFR + 1.108%, 01/15/31 (e)	90,000	92,834
5.449%, SOFR + 1.630%, 07/20/29 (e)	115,000	118,674
5.656%, SOFR + 1.260%, 04/18/30 (e)	235,000	244,829
6.407%, SOFR + 1.830%, 11/01/29 (e)	75,000	79,493
Royal Bank of Canada
5.153%, SOFR + 1.030%, 02/04/31 (b) (e)	365,000	375,772
Standard Chartered PLC
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (e)	215,000	228,922
Wells Fargo & Co.
3.000%, 10/23/26	120,000	119,122
4.897%, SOFR + 2.100%, 07/25/33 (e)	435,000	441,766
5.150%, SOFR + 1.500%, 04/23/31 (b) (e)	200,000	206,441
5.244%, SOFR + 1.110%, 01/24/31 (e)	85,000	88,019
5.574%, SOFR + 1.740%, 07/25/29 (e)	170,000	176,099
6.491%, SOFR + 2.060%, 10/23/34 (e)	95,000	105,160
		17,144,885
Beverages — 0.2%
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	167,000	168,839
Bacardi-Martini BV
6.000%, 02/01/35 (144A)	170,000	176,402
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31	446,000	397,854
3.200%, 05/01/30	28,000	26,598
3.950%, 04/15/29	155,000	153,235
4.050%, 04/15/32	220,000	211,464
4.500%, 04/15/52 (b)	340,000	274,786
4.600%, 05/15/30	26,000	26,134
5.150%, 05/15/35	175,000	175,341
5.200%, 03/15/31	154,000	158,248
5.300%, 03/15/34	127,000	129,500
		1,898,401
Biotechnology — 0.1%
Royalty Pharma PLC
5.200%, 09/25/35	900,000	904,552
Building Materials — 0.0%
CP Atlas Buyer, Inc.
9.750%, 07/15/30 (144A)	110,000	113,933
12.750%, 5.750% PIK, 01/15/31 (144A) (j)	60,000	56,845
JH North America Holdings, Inc.
6.125%, 07/31/32 (144A)	250,000	256,639
		427,417
See accompanying notes to financial statements.
BHFTII-163

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.2%
Celanese U.S. Holdings LLC
6.500%, 04/15/30 (b)	120,000	$120,600
7.000%, 02/15/31	20,000	20,477
7.375%, 02/15/34	60,000	60,958
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	300,000	351,408
LYB International Finance III LLC
5.125%, 01/15/31	465,000	466,725
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A)	200,000	194,617
Sherwin-Williams Co.
5.150%, 08/15/35	470,000	478,275
Tronox, Inc.
4.625%, 03/15/29 (144A) (b)	150,000	105,008
		1,798,068
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	220,000	231,853
Ashtead Capital, Inc.
2.450%, 08/12/31 (144A)	400,000	356,792
Element Fleet Management Corp.
4.641%, 11/24/30 (144A)	450,000	451,255
Howard University
2.291%, 10/01/26	100,000	98,409
2.701%, 10/01/29	260,000	242,850
2.801%, 10/01/30	100,000	91,801
2.901%, 10/01/31	100,000	89,899
3.476%, 10/01/41	115,000	90,188
		1,653,047
Computers — 0.1%
Hewlett Packard Enterprise Co.
5.600%, 10/15/54 (b)	430,000	398,395
International Business Machines Corp.
4.800%, 02/10/30 (b)	375,000	383,542
McAfee Corp.
7.375%, 02/15/30 (144A) (b)	250,000	218,019
		999,956
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.850%, 05/22/32	300,000	306,773
Diversified Financial Services — 0.3%
American Express Co.
5.016%, SOFR + 1.440%, 04/25/31 (e)	435,000	448,287
5.085%, SOFR + 1.020%, 01/30/31 (e)	350,000	360,764
Capital One Financial Corp.
4.493%, SOFR + 1.250%, 09/11/31 (b) (e)	310,000	309,545
6.051%, SOFR + 2.260%, 02/01/35 (e)	25,000	26,612
6.183%, SOFR + 2.036%, 01/30/36 (e)	235,000	245,312
7.624%, SOFR + 3.070%, 10/30/31 (e)	410,000	463,360
7.964%, SOFR + 3.370%, 11/02/34 (e)	100,000	117,900
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	250,000	254,999
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Equitable America Global Funding
4.700%, 09/15/32 (144A)	535,000	$532,274
Freedom Mortgage Holdings LLC
7.875%, 04/01/33 (144A)	120,000	124,268
9.250%, 02/01/29 (144A)	110,000	115,373
Rfna LP
7.875%, 02/15/30 (144A) (b)	200,000	203,410
Synchrony Financial
2.875%, 10/28/31	190,000	170,460
5.450%, SOFR + 1.680%, 03/06/31 (b) (e)	325,000	333,223
6.000%, SOFR + 2.070%, 07/29/36 (e)	415,000	425,973
		4,131,760
Electric — 1.8%
AES Andes SA
6.250%, 03/14/32 (144A)	205,000	213,636
Alabama Power Co.
3.450%, 10/01/49	245,000	174,244
4.150%, 08/15/44	225,000	187,937
5.100%, 04/02/35	50,000	51,180
Arizona Public Service Co.
5.700%, 08/15/34	235,000	247,039
Baltimore Gas & Electric Co.
5.450%, 06/01/35	240,000	248,671
Clearway Energy Operating LLC
3.750%, 02/15/31 (144A)	130,000	121,405
4.750%, 03/15/28 (144A)	120,000	119,739
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	258,613
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	166,000
5.500%, 03/15/55	235,000	227,810
5.750%, 11/15/55	200,000	199,435
Dominion Energy, Inc.
5.000%, 06/15/30	305,000	313,368
6.000%, 5Y H15 + 2.262%, 02/15/56 (b) (e)	1,160,000	1,165,351
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	180,169
Duke Energy Corp.
2.550%, 06/15/31	485,000	441,640
3.300%, 06/15/41	90,000	69,383
4.500%, 08/15/32 (b)	40,000	39,868
4.950%, 09/15/35	540,000	535,469
5.000%, 08/15/52	125,000	110,354
5.450%, 06/15/34 (b)	50,000	52,065
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	221,014
4.850%, 12/01/35 (b)	115,000	114,498
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	90,576
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	273,783
5.050%, 03/15/35	160,000	162,686
5.550%, 03/15/55	100,000	98,639
Edison International
5.250%, 03/15/32	139,000	138,968
See accompanying notes to financial statements.
BHFTII-164

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International
6.250%, 03/15/30	325,000	$339,722
Eversource Energy
4.450%, 12/15/30	355,000	353,012
5.125%, 05/15/33	400,000	403,985
5.500%, 01/01/34 (b)	188,000	193,224
Georgia Power Co.
4.300%, 03/15/42 (b)	70,000	61,253
4.550%, 03/15/30	65,000	66,040
4.850%, 03/15/31	635,000	651,506
5.200%, 03/15/35 (b)	265,000	271,985
Interstate Power & Light Co.
5.600%, 06/29/35	170,000	176,921
Jersey Central Power & Light Co.
5.100%, 01/15/35 (b)	75,000	75,842
Monongahela Power Co.
5.850%, 02/15/34 (144A) (b)	35,000	36,989
NSTAR Electric Co.
5.200%, 03/01/35	125,000	127,593
5.400%, 06/01/34	180,000	186,436
Ohio Edison Co.
5.500%, 01/15/33 (144A)	95,000	98,942
Pacific Gas & Electric Co.
2.500%, 02/01/31	685,000	616,473
3.300%, 08/01/40	85,000	64,341
3.500%, 08/01/50	90,000	60,687
4.300%, 03/15/45	107,000	84,876
4.550%, 07/01/30	225,000	224,033
4.600%, 06/15/43	45,000	37,554
4.750%, 02/15/44	85,000	71,782
4.950%, 07/01/50	53,000	44,797
5.050%, 10/15/32	195,000	196,088
5.800%, 05/15/34	670,000	695,840
5.900%, 06/15/32	180,000	188,452
5.900%, 10/01/54	337,000	322,983
6.100%, 01/15/29	305,000	318,989
6.150%, 01/15/33	236,000	250,418
6.700%, 04/01/53	50,000	52,761
6.750%, 01/15/53	380,000	404,140
6.950%, 03/15/34	309,000	343,644
PacifiCorp
4.125%, 01/15/49	65,000	48,448
5.350%, 12/01/53	150,000	131,515
5.500%, 05/15/54	256,000	228,778
5.750%, 04/01/37	90,000	91,208
5.800%, 01/15/55	15,000	13,998
6.250%, 10/15/37	23,000	24,007
Pinnacle West Capital Corp.
4.900%, 05/15/28	293,000	298,261
5.150%, 05/15/30	257,000	264,816
Public Service Co. of Oklahoma
5.200%, 01/15/35	460,000	464,974
Public Service Enterprise Group, Inc.
4.900%, 03/15/30	425,000	434,585
5.450%, 04/01/34	35,000	36,157
6.125%, 10/15/33	110,000	118,366
Security Description	Principal Amount*	Value

Electric—(Continued)
Puget Energy, Inc.
4.100%, 06/15/30	78,000	$76,383
4.224%, 03/15/32	42,000	40,271
5.725%, 03/15/35	810,000	831,186
San Diego Gas & Electric Co.
5.400%, 04/15/35	330,000	341,571
Southern California Edison Co.
2.250%, 06/01/30	110,000	99,779
3.650%, 02/01/50	50,000	34,962
3.900%, 03/15/43	40,000	30,749
4.000%, 04/01/47	233,000	174,726
4.125%, 03/01/48	309,000	234,527
5.200%, 06/01/34	144,000	144,621
5.450%, 03/01/35	235,000	238,260
5.450%, 06/01/52	179,000	160,807
5.700%, 03/01/53	170,000	157,771
5.875%, 12/01/53	315,000	301,611
5.900%, 03/01/55	76,000	73,372
5.950%, 11/01/32	165,000	174,550
6.000%, 01/15/34	90,000	94,443
Southern Power Co.
4.900%, 10/01/35	265,000	262,144
Southwestern Electric Power Co.
5.300%, 04/01/33	25,000	25,686
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	280,000	287,634
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	52,283
4.200%, 05/15/45	20,000	16,572
4.900%, 09/15/35	245,000	243,839
5.000%, 04/01/33	285,000	291,847
5.000%, 01/15/34	285,000	288,405
5.050%, 08/15/34	100,000	101,250
5.150%, 03/15/35	255,000	259,453
5.350%, 01/15/54	65,000	60,938
5.650%, 03/15/55	80,000	78,327
Wisconsin Power & Light Co.
5.375%, 03/30/34	210,000	216,495
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	183,987
4.750%, 03/21/28	245,000	248,176
5.600%, 04/15/35	180,000	186,402
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29 (144A)	250,000	256,153
		21,669,141
Electronics — 0.0%
Imola Merger Corp.
4.750%, 05/15/29 (144A)	250,000	246,755
Entertainment — 0.0%
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	250,000	259,425
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	120,000	121,218
See accompanying notes to financial statements.
BHFTII-165

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Penn Entertainment, Inc.
4.125%, 07/01/29 (144A)	130,000	$120,400
		501,043
Food — 0.4%
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	150,000	188,055
Froneri Lux FinCo SARL
6.000%, 08/01/32 (144A)	250,000	253,412
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.750%, 04/01/33	130,000	135,813
6.750%, 03/15/34	140,000	154,672
7.250%, 11/15/53	120,000	134,331
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	300,000	304,847
6.250%, 03/01/56 (144A) (b)	55,000	54,740
6.375%, 04/15/66 (144A)	720,000	716,887
JBS USA Lux SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	120,000	126,179
Mars, Inc.
4.600%, 03/01/28 (144A)	155,000	157,123
5.000%, 03/01/32 (144A) (b)	760,000	783,366
5.200%, 03/01/35 (144A) (b)	305,000	313,488
5.650%, 05/01/45 (144A)	1,025,000	1,033,215
5.800%, 05/01/65 (144A)	120,000	120,417
Pilgrim's Pride Corp.
4.250%, 04/15/31	245,000	239,186
		4,715,731
Gas — 0.2%
NiSource, Inc.
5.350%, 07/15/35	425,000	434,517
5.400%, 06/30/33	150,000	155,553
Southern California Gas Co.
5.600%, 04/01/54	60,000	58,724
6.000%, 06/15/55 (b)	435,000	446,631
Southern Co. Gas Capital Corp.
5.100%, 09/15/35 (b)	335,000	337,567
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A)	375,000	381,879
7.500%, 05/01/33 (144A)	210,000	226,905
		2,041,776
Healthcare-Products — 0.2%
Avantor Funding, Inc.
3.875%, 11/01/29 (144A)	295,000	282,095
4.625%, 07/15/28 (144A)	170,000	169,076
Baxter International, Inc.
4.900%, 12/15/30	385,000	387,948
GE HealthCare Technologies, Inc.
4.950%, 12/15/35	55,000	54,878
5.500%, 06/15/35	535,000	555,832
Thermo Fisher Scientific, Inc.
4.473%, 10/07/32	820,000	822,614
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
VSP Optical Group, Inc.
5.450%, 12/01/35 (144A)	60,000	$60,400
		2,332,843
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	60,000	57,770
7.375%, 03/15/33 (144A)	110,000	111,100
Centene Corp.
2.500%, 03/01/31	580,000	500,871
2.625%, 08/01/31	300,000	258,043
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	70,000	62,362
6.875%, 04/15/29 (144A) (b)	70,000	62,300
10.875%, 01/15/32 (144A)	54,000	58,938
Cigna Group
4.875%, 09/15/32	375,000	379,880
Humana, Inc.
5.375%, 04/15/31	330,000	341,182
5.550%, 05/01/35 (b)	360,000	367,542
Star Parent, Inc.
9.000%, 10/01/30 (144A)	220,000	234,786
UnitedHealth Group, Inc.
2.750%, 05/15/40	345,000	258,014
3.500%, 08/15/39	60,000	49,960
3.700%, 08/15/49	90,000	66,824
4.950%, 05/15/62	60,000	51,946
5.300%, 02/15/30	35,000	36,489
5.300%, 06/15/35 (b)	120,000	124,245
5.375%, 04/15/54	270,000	254,758
5.750%, 07/15/64	85,000	82,986
6.050%, 02/15/63	65,000	66,387
		3,426,383
Insurance — 0.2%
Arthur J Gallagher & Co.
5.150%, 02/15/35	765,000	773,006
Asurion LLC & Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A)	70,000	72,633
Athene Global Funding
2.646%, 10/04/31 (144A)	535,000	473,095
2.717%, 01/07/29 (144A)	45,000	42,571
4.721%, 10/08/29 (144A)	315,000	315,020
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	160,000	152,311
5.000%, 03/27/30 (144A)	175,000	178,901
Equitable Holdings, Inc.
4.350%, 04/20/28	24,000	24,089
GA Global Funding Trust
4.500%, 09/18/30 (144A)	355,000	350,760
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	230,000	236,855
Lincoln Financial Global Funding
4.625%, 05/28/28 (144A)	280,000	282,659
		2,901,900
See accompanying notes to financial statements.
BHFTII-166

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet — 0.4%
Alphabet, Inc.
5.300%, 05/15/65	570,000	$536,075
5.350%, 11/15/45	675,000	670,736
5.700%, 11/15/75	465,000	457,676
Meta Platforms, Inc.
4.600%, 11/15/32 (b)	120,000	120,965
5.400%, 08/15/54	85,000	79,077
5.500%, 11/15/45 (b)	575,000	558,336
5.550%, 08/15/64	260,000	241,175
5.625%, 11/15/55 (b)	110,000	105,575
5.750%, 11/15/65	575,000	548,265
Uber Technologies, Inc.
4.800%, 09/15/35 (b)	645,000	641,594
United Group BV
6.500%, 10/31/31 (144A) (EUR)	100,000	119,954
Wayfair LLC
7.250%, 10/31/29 (144A)	250,000	260,917
		4,340,345
Investment Companies — 0.2%
ARES Strategic Income Fund
5.150%, 01/15/31 (144A)	410,000	402,343
5.800%, 09/09/30 (144A)	320,000	323,098
Blackstone Secured Lending Fund
5.125%, 01/31/31	690,000	681,409
HPS Corporate Lending Fund
5.450%, 11/15/30 (144A) (b)	355,000	353,958
5.850%, 06/05/30 (144A)	260,000	263,099
		2,023,907
Leisure Time — 0.0%
NCL Corp. Ltd.
6.250%, 03/01/30 (144A)	120,000	121,838
Lodging — 0.1%
Las Vegas Sands Corp.
5.625%, 06/15/28	200,000	205,059
6.000%, 06/14/30	305,000	319,611
		524,670
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.
4.900%, 05/29/30	290,000	296,722
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	300,000	275,655
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	100,000	62,943
5.125%, 07/01/49	300,000	234,765
5.250%, 04/01/53	375,000	296,567
5.750%, 04/01/48	140,000	119,418
5.850%, 12/01/35	25,000	24,939
6.384%, 10/23/35	490,000	505,707
6.484%, 10/23/45	395,000	371,366
Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.550%, 06/01/34 (b)	100,000	$105,176
6.650%, 02/01/34 (b)	105,000	110,611
Comcast Corp.
2.887%, 11/01/51	240,000	140,350
2.987%, 11/01/63	157,000	84,921
3.750%, 04/01/40	135,000	111,269
3.999%, 11/01/49	18,000	13,273
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	190,000	169,221
5.450%, 09/01/34 (144A)	45,000	44,278
5.950%, 09/01/54 (144A)	285,000	249,493
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	120,000	122,646
Paramount Global
4.200%, 05/19/32	10,000	9,035
4.375%, 03/15/43	471,000	327,608
4.950%, 01/15/31	105,000	100,971
4.950%, 05/19/50	185,000	129,552
5.250%, 04/01/44	250,000	188,717
5.850%, 09/01/43	160,000	131,731
Scripps Escrow II, Inc.
3.875%, 01/15/29 (144A)	250,000	230,035
Time Warner Cable LLC
4.500%, 09/15/42	200,000	153,805
		4,314,052
Mining — 0.2%
Anglo American Capital PLC
4.500%, 03/15/28 (144A) (b)	385,000	387,199
Glencore Funding LLC
5.371%, 04/04/29 (144A)	260,000	268,326
5.634%, 04/04/34 (144A) (b)	110,000	114,927
6.375%, 10/06/30 (144A)	355,000	382,047
6.500%, 10/06/33 (144A) (b)	160,000	176,711
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	125,000	120,766
5.875%, 03/01/34 (144A)	120,000	120,377
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	273,532
Rio Tinto Finance USA PLC
5.000%, 03/14/32	70,000	72,278
		1,916,163
Miscellaneous Manufacturing — 0.0%
Siemens Funding BV
4.600%, 05/28/30 (144A)	455,000	464,327
Oil & Gas — 0.5%
Aker BP ASA
4.000%, 01/15/31 (144A)	240,000	231,669
5.250%, 10/30/35 (144A)	150,000	146,541
5.800%, 10/01/54 (144A)	485,000	440,959
ConocoPhillips Co.
3.800%, 03/15/52	274,000	200,997
See accompanying notes to financial statements.
BHFTII-167

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
ConocoPhillips Co.
4.025%, 03/15/62	30,000	$21,796
5.300%, 05/15/53	90,000	83,839
5.550%, 03/15/54 (b)	65,000	62,540
5.650%, 01/15/65	150,000	144,026
5.700%, 09/15/63	265,000	255,309
Coterra Energy, Inc.
5.600%, 03/15/34 (b)	222,000	228,737
Diamondback Energy, Inc.
5.400%, 04/18/34	140,000	143,349
5.550%, 04/01/35 (b)	65,000	66,809
5.750%, 04/18/54	70,000	66,153
5.900%, 04/18/64	85,000	80,237
6.250%, 03/15/53	80,000	80,764
Ecopetrol SA
7.750%, 02/01/32	465,000	478,527
8.375%, 01/19/36	320,000	329,210
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	515,000	498,110
8.500%, 09/30/33 (144A)	295,000	315,065
EOG Resources, Inc.
4.400%, 01/15/31	40,000	40,156
5.000%, 07/15/32	175,000	179,250
5.350%, 01/15/36	125,000	128,445
5.650%, 12/01/54	85,000	83,135
Hess Corp.
7.125%, 03/15/33	275,000	318,260
Matador Resources Co.
6.500%, 04/15/32 (144A)	250,000	253,541
Phillips 66 Co.
5.875%, 5Y H15 + 2.283%, 03/15/56 (e)	215,000	212,700
SM Energy Co.
6.750%, 08/01/29 (144A)	250,000	251,836
TotalEnergies Capital SA
5.425%, 09/10/64	105,000	98,270
5.638%, 04/05/64	350,000	338,041
		5,778,271
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	120,000	121,439
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	120,000	122,094
8.750%, 04/15/30 (144A) (b)	120,000	122,001
Mauser Packaging Solutions Holding Co.
9.250%, 04/15/30 (144A) (b)	250,000	240,000
TriMas Corp.
4.125%, 04/15/29 (144A)	155,000	150,735
		634,830
Pharmaceuticals — 0.2%
Cardinal Health, Inc.
4.500%, 09/15/30	640,000	646,063
5.000%, 11/15/29	445,000	457,024
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cencora, Inc.
4.850%, 12/15/29	430,000	$439,540
CVS Health Corp.
1.750%, 08/21/30 (b)	110,000	97,704
1.875%, 02/28/31	110,000	96,514
2.125%, 09/15/31 (b)	140,000	122,985
4.300%, 03/25/28 (b)	330,000	331,093
5.450%, 09/15/35	35,000	35,826
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 12/01/32 (b)	200,000	209,902
Viatris, Inc.
3.850%, 06/22/40	315,000	241,808
4.000%, 06/22/50	160,000	106,554
		2,785,013
Pipelines — 0.8%
Buckeye Partners LP
6.750%, 02/01/30 (144A)	250,000	262,438
Cheniere Energy Partners LP
5.550%, 10/30/35 (144A)	470,000	480,518
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/32 (144A)	350,000	349,969
5.097%, 10/01/31 (144A)	62,000	63,046
5.681%, 01/15/34 (144A) (b)	215,000	221,521
Columbia Pipelines Operating Co. LLC
6.036%, 11/15/33 (144A) (b)	35,000	37,466
DT Midstream, Inc.
5.800%, 12/15/34 (144A)	270,000	280,205
Energy Transfer LP
5.000%, 05/15/50	160,000	133,864
Enterprise Products Operating LLC
3.300%, 02/15/53	85,000	56,758
4.600%, 01/15/31	475,000	480,836
5.200%, 01/15/36	60,000	61,076
5.550%, 02/16/55 (b)	180,000	174,439
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	316,229	268,999
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	625,000	653,011
Hess Midstream Operations LP
4.250%, 02/15/30 (144A) (b)	675,000	660,208
6.500%, 06/01/29 (144A)	290,000	299,483
MPLX LP
4.800%, 02/15/31	375,000	378,938
5.000%, 01/15/33	465,000	466,658
5.400%, 09/15/35 (b)	175,000	176,302
5.500%, 06/01/34	560,000	571,307
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	250,000	254,763
ONEOK, Inc.
4.750%, 10/15/31	350,000	351,860
5.050%, 11/01/34	480,000	475,714
5.400%, 10/15/35	195,000	197,025
6.050%, 09/01/33	160,000	170,205
6.100%, 11/15/32	105,000	112,359
6.625%, 09/01/53	30,000	31,419
See accompanying notes to financial statements.
BHFTII-168

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK, Inc.
7.150%, 01/15/51	15,000	$16,470
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	230,000	232,660
Rockies Express Pipeline LLC
6.750%, 03/15/33 (144A)	120,000	126,638
Targa Resources Corp.
4.900%, 09/15/30	115,000	117,172
5.400%, 07/30/36	325,000	325,374
5.550%, 08/15/35	385,000	394,051
5.650%, 02/15/36	215,000	220,847
6.125%, 03/15/33	10,000	10,697
6.500%, 03/30/34	45,000	49,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	310,000	295,800
Whistler Pipeline LLC
5.700%, 09/30/31 (144A)	205,000	212,750
5.950%, 09/30/34 (144A) (b)	115,000	118,918
		9,790,876
Real Estate Investment Trusts — 0.1%
Crown Castle, Inc.
2.100%, 04/01/31	65,000	57,365
2.250%, 01/15/31	530,000	473,401
3.100%, 11/15/29	340,000	323,956
Hudson Pacific Properties LP
4.650%, 04/01/29 (b)	130,000	120,167
5.950%, 02/15/28	120,000	118,199
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/31 (144A) (b)	140,000	138,966
4.750%, 01/15/36 (144A)	405,000	395,583
		1,627,637
Retail — 0.1%
AutoZone, Inc.
4.750%, 02/01/33	60,000	60,128
5.400%, 07/15/34	65,000	67,289
6.550%, 11/01/33	73,000	81,128
Bertrand Franchise Finance SAS
5.754%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (e)	210,000	245,331
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	170,000	239,759
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750%, 10/15/29 (144A)	160,000	156,109
Staples, Inc.
10.750%, 09/01/29 (144A)	143,000	142,168
		991,912
Semiconductors — 0.4%
Applied Materials, Inc.
4.600%, 01/15/36	375,000	369,273
Broadcom, Inc.
4.150%, 02/15/28	155,000	155,525
4.200%, 10/15/30	330,000	329,749
5.050%, 07/12/29	140,000	144,141
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
5.200%, 07/15/35	375,000	$384,212
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	200,000	206,439
5.900%, 01/25/33 (144A)	225,000	235,428
6.150%, 01/25/32 (144A)	900,000	953,719
Intel Corp.
3.100%, 02/15/60	95,000	53,076
3.250%, 11/15/49	377,000	240,843
3.734%, 12/08/47	685,000	487,441
4.100%, 05/11/47	165,000	124,728
4.150%, 08/05/32	125,000	120,531
4.750%, 03/25/50	35,000	28,564
Marvell Technology, Inc.
2.450%, 04/15/28	170,000	163,720
2.950%, 04/15/31	265,000	245,439
Micron Technology, Inc.
5.650%, 11/01/32	345,000	362,645
Qorvo, Inc.
3.375%, 04/01/31 (144A)	425,000	393,186
QUALCOMM, Inc.
4.750%, 05/20/32	170,000	173,644
		5,172,303
Software — 0.3%
Open Text Corp.
3.875%, 12/01/29 (144A)	340,000	322,670
Oracle Corp.
3.600%, 04/01/50	270,000	168,186
3.650%, 03/25/41	49,000	35,746
3.850%, 04/01/60	395,000	241,364
3.950%, 03/25/51	260,000	171,069
4.100%, 03/25/61 (b)	35,000	22,545
4.700%, 09/27/34	295,000	273,549
4.800%, 09/26/32	1,035,000	999,212
4.900%, 02/06/33	50,000	48,120
5.375%, 09/27/54	183,000	148,006
5.500%, 09/27/64	115,000	91,776
5.550%, 02/06/53	167,000	138,590
6.000%, 08/03/55	205,000	180,767
Rocket Software, Inc.
6.500%, 02/15/29 (144A)	174,000	170,516
		3,012,116
Telecommunications — 0.3%
Altice France SA
6.500%, 04/15/32 (144A) (b)	250,000	239,671
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (b) (j)	250,000	256,117
Iliad Holding SAS
6.875%, 04/15/31 (EUR)	200,000	250,717
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	120,000	123,669
8.500%, 01/15/36 (144A)	45,000	46,079
NTT Finance Corp.
4.876%, 07/16/30 (144A) (b)	275,000	280,064
See accompanying notes to financial statements.
BHFTII-169

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
NTT Finance Corp.
5.171%, 07/16/32 (144A)	1,355,000	$1,390,276
T-Mobile USA, Inc.
2.550%, 02/15/31	405,000	370,001
3.500%, 04/15/31	380,000	363,303
4.700%, 01/15/35	90,000	88,424
5.050%, 07/15/33	105,000	107,147
5.125%, 05/15/32	115,000	118,343
5.750%, 01/15/34	115,000	121,833
Verizon Communications, Inc.
5.875%, 11/30/55	130,000	128,440
WULF Compute LLC
7.750%, 10/15/30 (144A)	130,000	133,932
		4,018,016
Transportation — 0.1%
CSX Corp.
5.050%, 06/15/35	765,000	778,115
Total Corporate Bonds & Notes (Cost $121,144,314)		121,026,489

Non-Agency Mortgage-Backed Securities—3.7%
Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (e)	457,278	398,928
0.985%, 04/25/66 (144A) (e)	196,091	170,880
0.990%, 04/25/53 (144A) (e)	98,465	95,161
1.068%, 05/25/66 (144A) (e)	374,255	325,268
1.820%, 11/25/66 (144A) (e)	342,351	308,195
Arroyo Mortgage Trust
2.495%, 12/25/56 (144A) (k)	461,181	450,779
3.347%, 04/25/49 (144A) (e)	163,372	159,617
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (e)	212,052	195,116
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (e)	101,955	93,958
0.970%, 03/25/60 (144A) (e)	44,968	44,014
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (e)	304,530	265,392
0.956%, 09/27/66 (144A) (e)	573,883	494,051
CSMC Trust
0.938%, 05/25/66 (144A) (e)	309,129	263,748
1.179%, 02/25/66 (144A) (e)	405,511	364,445
2.265%, 11/25/66 (144A) (e)	983,284	901,339
2.841%, 10/25/66 (144A) (e)	388,430	351,998
3.250%, 04/25/47 (144A) (e)	206,791	191,052
4.150%, 12/27/60 (144A) (e)	218,590	217,745
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (e)	130,280	116,830
EFMT
5.381%, 12/01/70 (144A) (k)	317,769	318,327
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (e)	142,756	121,519
2.206%, 01/25/67 (144A) (e)	443,405	389,691
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GCAT Trust
1.091%, 05/25/66 (144A) (e)	357,818	$315,466
1.262%, 07/25/66 (144A) (e)	765,466	651,002
1.915%, 08/25/66 (144A) (e)	236,107	220,663
2.885%, 12/27/66 (144A) (e)	733,202	689,405
Imperial Fund Mortgage Trust
2.091%, 01/25/57 (144A) (e)	321,004	282,994
2.493%, 02/25/67 (144A) (e)	1,164,388	1,073,456
3.638%, 03/25/67 (144A) (k)	954,933	910,889
Legacy Mortgage Asset Trust
5.650%, 11/25/60 (144A) (k)	140,358	140,466
5.750%, 04/25/61 (144A) (k)	210,195	210,267
5.750%, 07/25/61 (144A) (k)	287,374	287,391
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (e)	216,805	212,286
MFA Trust
1.029%, 11/25/64 (144A) (e)	196,305	174,135
1.153%, 04/25/65 (144A) (e)	116,417	110,156
Morgan Stanley Residential Mortgage Loan Trust
4.250%, 02/25/65 (144A) (e)	898,293	879,233
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (e)	80,719	77,579
2.492%, 09/25/59 (144A) (e)	43,877	42,339
3.500%, 08/25/59 (144A) (e)	190,785	181,089
3.750%, 11/26/35 (144A) (e)	179,847	175,157
3.771%, 09/25/57 (144A) (e)	278,298	264,465
4.000%, 03/25/57 (144A) (e)	353,494	344,262
4.596%, 1M TSFR + 0.864%, 01/25/48 (144A) (e)	199,418	195,954
5.010%, 10/26/65 (144A) (e)	456,000	456,360
5.365%, 10/26/65 (144A) (k)	540,000	540,869
NMLT Trust
1.185%, 05/25/56 (144A) (e)	559,733	495,038
OBX Trust
1.072%, 02/25/66 (144A) (e)	360,445	317,404
Onity Loan Investment Trust
3.000%, 11/25/38 (144A) (e)	430,769	410,626
PRET LLC
5.925%, 10/25/54 (144A) (k)	146,929	147,019
PRET Trust
3.850%, 09/25/69 (144A) (k)	1,045,302	1,033,551
4.150%, 04/25/65 (144A) (k)	625,031	611,952
PRPM LLC
3.750%, 04/25/55 (144A) (k)	906,129	885,626
5.503%, 08/25/30 (144A) (k)	415,263	416,291
5.699%, 11/25/29 (144A) (k)	132,906	132,958
5.729%, 07/25/30 (144A) (k)	235,316	235,506
5.774%, 08/25/28 (144A) (k)	582,244	583,182
5.870%, 11/25/29 (144A) (k)	419,786	420,002
6.255%, 05/25/30 (144A) (k)	117,002	117,223
RCO VIII Mortgage LLC
6.435%, 05/25/30 (144A) (k)	77,952	78,122
SG Residential Mortgage Trust
3.166%, 03/27/62 (144A) (e)	464,626	436,896
STAR Trust
1.219%, 05/25/65 (144A) (e)	213,812	201,741
See accompanying notes to financial statements.
BHFTII-170

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (e)	60,985	$57,987
1.920%, 11/25/66 (144A) (e)	572,960	508,832
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	1,089,466	989,491
Verus Securitization Trust
0.918%, 02/25/64 (144A) (e)	126,664	119,352
0.938%, 07/25/66 (144A) (e)	256,360	217,180
1.031%, 02/25/66 (144A) (e)	133,921	122,694
1.046%, 06/25/66 (144A) (e)	1,103,424	973,453
2.824%, 11/25/66 (144A) (e)	379,479	352,005
2.829%, 10/25/66 (144A) (k)	949,859	872,553
4.130%, 02/25/67 (144A) (k)	139,418	134,224
		25,544,844
Commercial Mortgage-Backed Securities — 1.6%
280 Park Avenue Mortgage Trust
6.197%, 1M TSFR + 2.419%, 09/15/34 (144A) (e)	460,000	454,514
AREIT Trust
5.750%, 1M TSFR + 1.750%, 07/25/43 (144A) (e)	325,000	325,407
Bank
0.579%, 11/15/62 (d) (e)	4,452,781	87,823
0.632%, 11/15/62 (d) (e)	2,205,467	49,025
0.682%, 12/15/52 (d) (e)	3,578,695	79,924
0.704%, 11/15/50 (d) (e)	6,603,866	61,020
0.706%, 11/15/54 (d) (e)	640,273	8,013
0.806%, 09/15/62 (d) (e)	3,925,741	100,293
0.880%, 05/15/62 (d) (e)	2,810,457	67,726
1.069%, 02/15/56 (d) (e)	1,212,840	68,405
1.145%, 10/15/57 (d) (e)	3,211,849	256,441
1.759%, 03/15/63 (d) (e)	4,806,691	316,714
3.688%, 02/15/61	1,700,000	1,684,860
Bank5
1.005%, 12/15/56 (d) (e)	880,923	21,510
BBCMS Mortgage Trust
0.970%, 04/15/53 (d) (e)	1,280,000	49,066
1.128%, 02/15/62 (d) (e)	1,787,630	146,769
1.441%, 02/15/50 (d) (e)	4,203,255	38,604
1.624%, 02/15/57 (d) (e)	2,023,911	187,312
Benchmark Mortgage Trust
0.462%, 07/15/51 (d) (e)	3,679,039	40,956
0.525%, 01/15/51 (d) (e)	1,553,782	15,348
1.016%, 08/15/52 (d) (e)	1,765,762	43,866
1.217%, 03/15/62 (d) (e)	4,990,596	163,018
1.490%, 01/15/54 (d) (e)	2,320,260	138,734
1.731%, 07/15/53 (d) (e)	1,073,108	52,774
3.882%, 02/15/51 (e)	795,000	788,767
4.016%, 03/15/52	630,000	620,176
BOCA Commercial Mortgage Trust
5.750%, 1M TSFR + 1.900%, 12/15/42 (144A) (e)	550,000	550,687
BPR Trust
5.850%, 11/05/41 (144A) (e)	220,000	226,206
BSTN Commercial Mortgage Trust
4.899%, 04/13/41 (144A) (e)	225,000	225,890
BX Trust
5.177%, 12/13/42 (144A) (e)	330,000	332,125
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
6.789%, 1M TSFR + 3.039%, 03/15/41 (144A) (e)	86,000	$86,349
COMM Mortgage Trust
1.144%, 10/15/45 (d) (e)	68,890	1,329
2.819%, 01/10/39 (144A)	205,000	197,862
3.896%, 01/10/39 (144A) (e)	210,000	197,642
CSAIL Commercial Mortgage Trust
1.751%, 01/15/49 (d) (e)	848,001	9
DBJPM Mortgage Trust
1.586%, 09/15/53 (d) (e)	796,097	33,803
DC Trust
5.727%, 04/13/40 (144A) (e)	200,000	202,499
7.036%, 04/13/40 (144A) (e)	100,000	100,209
Extended Stay America Trust
5.350%, 1M TSFR + 1.600%, 10/15/42 (144A) (e)	105,000	105,164
FS Trust
5.841%, 1M TSFR + 2.091%, 08/15/39 (144A) (e)	100,000	100,217
GS Mortgage Securities Corp. II
5.697%, 03/10/41 (144A) (e)	615,000	624,290
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,139,172	1,000,250
GS Mortgage Securities Trust
Zero Coupon, 07/10/46 (d) (e)	173,149	2
0.105%, 08/10/44 (144A) (d) (e)	52,894	38
4.935%, 04/10/47 (144A) (e)	421,315	331,162
HIH Trust
6.091%, 1M TSFR + 2.341%, 10/15/41 (144A) (e)	192,125	192,602
HTL Commercial Mortgage Trust
6.555%, 05/10/39 (144A) (e)	280,000	284,139
7.088%, 05/10/39 (144A) (e)	150,000	152,344
INT Commercial Mortgage Trust
4.879%, 11/05/37 (144A) (e)	240,000	240,684
5.169%, 11/05/37 (144A) (e)	100,000	99,946
JP Morgan Chase Commercial Mortgage Securities Trust
2.812%, 01/16/37 (144A)	305,000	274,500
3.571%, 12/15/47 (144A) (e)	130,000	105,946
JPMBB Commercial Mortgage Securities Trust
0.335%, 09/15/47 (d) (e)	179,858	2
MAD Commercial Mortgage Trust
5.095%, 10/15/42 (144A) (e)	630,000	630,250
Morgan Stanley Capital I Trust
1.288%, 06/15/50 (d) (e)	1,318,321	16,473
3.912%, 09/09/32 (144A)	1,140,000	1,028,466
4.940%, 07/15/49 (144A) (e)	265,000	252,931
5.209%, 10/12/52 (144A) (e)	13,627	4,066
Natixis Commercial Mortgage Securities Trust
4.773%, 06/17/38 (144A) (e)	165,000	161,028
NRTH Commercial Mortgage Trust
5.393%, 1M TSFR + 1.643%, 10/15/40 (144A) (e)	75,000	75,023
NYC Commercial Mortgage Trust
5.442%, 1M TSFR + 1.692%, 02/15/42 (144A) (e)	840,000	838,432
RFR Trust
5.670%, 03/11/41 (144A) (e)	730,000	746,856
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,177,740
See accompanying notes to financial statements.
BHFTII-171

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SHR Trust
6.200%, 1M TSFR + 2.450%, 10/15/41 (144A) (e)	1,445,000	$1,448,574
TEXAS Commercial Mortgage Trust
5.343%, 1M TSFR + 1.593%, 04/15/42 (144A) (e)	145,000	144,639
UBS Commercial Mortgage Trust
1.037%, 08/15/50 (d) (e)	608,958	6,803
Wells Fargo Commercial Mortgage Trust
2.942%, 10/15/49	890,000	882,306
3.858%, 05/15/48 (e)	80,000	74,482
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (e)	105,000	91,350
		19,112,380
Total Non-Agency Mortgage-Backed Securities (Cost $49,789,214)		44,657,224

Asset-Backed Securities—2.7%
Asset-Backed - Automobile — 0.3%
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	175,179
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	643,603
Exeter Automobile Receivables Trust
4.400%, 05/15/30	245,000	246,291
GLS Auto Receivables Issuer Trust
4.890%, 04/16/29 (144A)	380,000	382,395
GLS Auto Select Receivables Trust
4.810%, 09/15/31 (144A)	981,000	992,008
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	314,876
Securitized Term Auto Receivables Trust
4.925%, 12/29/32 (144A)	373,765	376,980
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	250,894
		3,382,226
Asset-Backed - Other — 2.4%
AASET Trust
3.351%, 01/16/40 (144A)	40,059	39,779
Affirm Master Trust
4.670%, 07/15/33 (144A)	590,000	593,990
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	549,012
Benefit Street Partners CLO XXXI Ltd.
5.608%, 3M TSFR + 1.750%, 04/25/38 (144A) (e)	575,000	576,634
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	101,150
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	93,133	75,179
1.690%, 07/15/60 (144A)	221,463	186,336
1.990%, 07/15/60 (144A)	237,718	199,310
5.970%, 08/15/62 (144A)	140,978	138,681
Commercial Equipment Finance LLC
4.830%, 05/15/31 (144A)	664,011	666,736
5.970%, 07/16/29 (144A)	185,817	187,820
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	$480,680
3.668%, 10/25/49 (144A)	316,800	304,939
4.328%, 07/25/48 (144A)	473,750	472,361
Elmwood CLO 23 Ltd.
5.644%, 3M TSFR + 1.750%, 04/16/36 (144A) (e)	530,000	530,814
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	278,595	278,076
4.250%, 07/17/39 (144A)	992,464	992,077
GreenSky Home Improvement Issuer Trust
5.020%, 06/25/60 (144A)	100,000	101,460
5.070%, 06/25/60 (144A)	180,000	181,823
Knollwood CDO Ltd.
10.450%, PRIME + 3.200%, 01/10/39 (144A) (e)	1,079,718	108
Magnetite XXXI Ltd.
5.356%, 3M TSFR + 1.550%, 07/15/34 (144A) (e)	430,000	430,000
MF1 Ltd.
5.481%, 1M TSFR + 1.750%, 02/19/37 (144A) (e)	685,000	682,499
NMEF Funding LLC
4.640%, 01/18/33 (144A)	102,000	102,393
4.730%, 01/18/33 (144A)	370,000	372,544
Post Road Equipment Finance LLC
4.900%, 05/15/31 (144A)	152,012	153,195
5.040%, 05/15/31 (144A)	140,000	142,166
PRET LLC
5.193%, 10/25/55 (144A) (k)	1,375,207	1,377,625
5.265%, 12/25/55 (144A) (k) (l) (m)	540,000	540,000
5.391%, 08/25/55 (144A) (k)	872,219	874,455
5.657%, 07/25/55 (144A) (k)	704,016	705,842
5.732%, 08/25/55 (144A) (k)	654,155	655,657
5.744%, 06/25/55 (144A) (k)	1,062,999	1,067,121
6.779%, 12/25/55 (144A) (k) (l) (m)	395,000	394,999
Progress Residential Trust
1.510%, 10/17/38 (144A)	789,021	776,801
3.200%, 04/17/39 (144A)	266,459	262,816
4.438%, 05/17/41 (144A)	751,552	750,014
4.451%, 06/17/39 (144A)	203,197	203,093
4.750%, 10/27/39 (144A)	341,703	342,392
Rad CLO 12 Ltd.
5.158%, 3M TSFR + 1.320%, 07/30/40 (144A) (e)	875,000	877,765
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	842,365
RR 23 Ltd.
5.555%, 3M TSFR + 1.650%, 07/15/37 (144A) (e)	1,110,000	1,112,845
RR 26 Ltd.
5.405%, 3M TSFR + 1.500%, 04/15/38 (144A) (e)	520,000	520,225
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	136,480
SCF Equipment Leasing LLC
5.110%, 11/21/33 (144A)	365,000	372,590
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	482,415
5.900%, 03/25/49 (144A)	265,000	268,292
Stream Innovations Issuer Trust
5.050%, 09/15/45 (144A)	288,208	291,018
See accompanying notes to financial statements.
BHFTII-172

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Symphony CLO 36 Ltd.
Zero Coupon, 3M TSFR + 1.850%, 01/20/36 (144A) (e)	260,000	$260,000
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,347	1,761,324
Texas Debt Capital CLO Ltd.
5.534%, 3M TSFR + 1.650%, 07/20/38 (144A) (e)	635,000	637,758
Tricon Residential Trust
4.850%, 1M TSFR + 1.100%, 03/17/42 (144A) (e)	476,749	477,127
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	554,404
Venture 42 CLO Ltd.
5.296%, 3M TSFR + 1.392%, 04/15/34 (144A) (e)	1,300,000	1,300,576
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,351,314	1,204,979
3.884%, 03/15/48 (144A)	400,080	393,239
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	305,381
5.858%, 12/05/54 (144A)	235,000	241,460
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	640,760
		29,171,580
Asset-Backed - Student Loan — 0.0%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	317,950	283,459
Total Asset-Backed Securities (Cost $33,325,928)		32,837,265

Foreign Government—0.6%
Sovereign — 0.6%
Colombia Government International Bonds
7.500%, 02/02/34	320,000	333,440
Israel Government International Bonds
2.750%, 07/03/30	200,000	186,117
5.375%, 02/19/30	440,000	455,100
Mexico Government International Bonds
3.500%, 02/12/34	200,000	172,900
5.375%, 03/22/33	1,660,000	1,645,060
5.625%, 09/22/35	200,000	197,200
6.625%, 01/29/38	450,000	469,575
6.875%, 05/13/37	505,000	538,835
7.375%, 05/13/55	465,000	500,805
North Macedonia Government International Bonds
3.675%, 06/03/26 (144A) (EUR)	515,000	605,543
Panama Government International Bonds
2.252%, 09/29/32	240,000	198,264
Peru Government International Bonds
5.875%, 08/08/54	235,000	232,544
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	491,502
2.750%, 04/14/41 (EUR)	1,310,000	1,019,147
5.750%, 03/24/35 (144A)	54,000	53,504
6.375%, 01/30/34 (144A)	276,000	287,048
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
State of Israel
3.800%, 05/13/60	400,000	$269,332
Total Foreign Government (Cost $7,707,955)		7,655,916

Municipals—0.2%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	305,767
6.319%, 11/01/29	315,000	314,147
Metropolitan Transportation Authority
5.175%, 11/15/49	55,000	50,781
New York Transportation Development Corp.
4.248%, 09/01/35	720,000	711,367
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,313,136
Total Municipals (Cost $2,788,503)		2,695,198

Floating Rate Loan (n)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/26 (l) (m) (o) (Cost $40)	40	0

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $15,643,006; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $15,953,670	15,640,833	15,640,833
Total Short-Term Investments (Cost $15,640,833)		15,640,833

Securities Lending Reinvestments (p)—0.6%
Short-Term Investment Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (q)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (q)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (q)	1,000,000	1,000,000
		3,000,000

Repurchase Agreements—0.4%
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $1,020,001	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-173

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $1,444,234; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $1,473,118	1,443,926	$1,443,926
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $1,021,453; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $1,040,125	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $1,000,217; collateralized by various Common Stock with an aggregate market value of $1,111,234	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $57,562; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $58,701	57,550	57,550
		4,501,476
Total Securities Lending Reinvestments (Cost $7,501,476)		7,501,476
Total Investments—105.4% (Cost $1,164,351,270)		1,269,926,973
Other assets and liabilities (net)—(5.4)%		(65,169,061)
Net Assets—100.0%		$1,204,757,912

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $34,802,535 and the collateral received consisted of cash in the amount of $7,501,476 and non-cash collateral with a value of $28,812,500. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Principal only security.
(d)	Interest only security.
(e)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of December 31, 2025, the market value of securities pledged was $1,882,696.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $2,019,960.
(i)	Principal amount of security is adjusted for inflation.
(j)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.1% of net assets.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(o)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(p)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(q)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$115,940,982, which is 9.6% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(275,000)	$(246,093)	$(247,060)
Government National Mortgage Association, TBA	3.500%	TBA	(1,455,000)	(1,328,256)	(1,323,879)
Government National Mortgage Association, TBA	4.000%	TBA	(525,000)	(492,356)	(495,858)
Government National Mortgage Association, TBA	4.500%	TBA	(1,790,000)	(1,745,115)	(1,743,292)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(5,444,000)	(4,377,198)	(4,399,411)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(6,325,000)	(5,360,826)	(5,346,108)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(1,029,000)	(930,438)	(933,255)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(430,000)	(338,437)	(340,222)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(2,240,000)	(2,223,462)	(2,233,700)
See accompanying notes to financial statements.
BHFTII-174

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	$(1,045,000)	$(1,082,718)	$(1,086,006)
Totals				$(18,124,899)	$(18,148,791)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,659,066,060	$708,156,031	$1 ,670,706,432	$805,670,847
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $201,495 in purchases of investments, which are included above.
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2025 were as follows:
Purchases	Sales
$1,598,957,227	$1,602,996,391
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,435,760)	$—	$—	$—	$(2,435,760)
Corporate Bonds & Notes	(5,065,716)	—	—	—	(5,065,716)
Total Borrowings	$(7,501,476)	$—	$—	$—	$(7,501,476)
Gross amount of recognized liabilities for securities lending transactions					$(7,501,476)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	131,000	SSBT	03/18/26	USD	154,051	$419
EUR	100,000	WFB	03/18/26	USD	118,265	(349)
EUR	100,000	WFB	03/18/26	USD	117,930	(14)

Contracts to Deliver
EUR	1,189,000	DBAG	01/30/26	USD	1,397,989	(980)
EUR	3,041,000	DBAG	03/18/26	USD	3,575,034	(10,799)
GBP	509,000	DBAG	01/30/26	USD	682,777	(3,307)
Net Unrealized Depreciation						$(15,030)
See accompanying notes to financial statements.
BHFTII-175

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/16/26	258	AUD	28,246,887	$80,035
Euro-Buxl 30 Year Bond Futures	03/06/26	9	EUR	991,080	(19,704)
U.S. Treasury Note 2 Year Futures	03/31/26	84	USD	17,538,281	(10,607)
U.S. Treasury Note 5 Year Futures	03/31/26	315	USD	34,430,977	(9,813)
U.S. Treasury Note Ultra 10 Year Futures	03/20/26	91	USD	10,466,422	(60,910)
U.S. Treasury Ultra Long Bond Futures	03/20/26	79	USD	9,322,000	(175,719)

Futures Contracts—Short
Euro-Bund Futures	03/06/26	(95)	EUR	(12,119,150)	88,642
U.K. Long Gilt Bond Futures	03/27/26	(67)	GBP	(6,121,790)	(19,733)
U.S. Treasury Long Bond Futures	03/20/26	(28)	USD	(3,236,625)	44,691
U.S. Treasury Note 10 Year Futures	03/20/26	(136)	USD	(15,291,500)	104,478
Net Unrealized Appreciation					$21,360
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/17/53	USD	1,610,000	$342,691	$16,993	$325,698
Receive	12M SOFR	Annually	2.970%	Annually	03/17/53	USD	2,325,000	460,595	4,339	456,256
Receive	12M SOFR	Annually	3.250%	Annually	06/23/53	USD	860,000	131,454	(8,109)	139,563
Receive	12M SOFR	Annually	3.590%	Annually	09/22/53	USD	2,955,000	286,860	12,201	274,659
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	(35,399)	—	(35,399)
Receive	12M SOFR	Annually	4.160%	Annually	03/20/45	USD	8,460,000	(6,770)	(15,904)	9,134
Totals								$1,179,431	$9,520	$1,169,911
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$419	Unrealized depreciation on forward foreign currency exchange contracts	$15,449
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	1,205,310	Unrealized depreciation on centrally cleared swap contracts (a) (b)	35,399
	Unrealized appreciation on futures contracts (b) (c)	317,846	Unrealized depreciation on futures contracts (b) (c)	296,486
Total		$1,523,575		$347,334

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
See accompanying notes to financial statements.
BHFTII-176

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust	$419	$—	$—	$419
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$15,086	$—	$—	$15,086
Wells Fargo Bank, NA	363	—	—	363
	$15,449	$—	$—	$15,449

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Purchased options	$(16,229)	$—	$—	$(16,229)
Forward foreign currency transactions	—	—	(664,245)	(664,245)
Futures contracts	(1,190,578)	149,139	—	(1,041,439)
Swap contracts	90,944	—	—	90,944
	$(1,115,863)	$149,139	$(664,245)	$(1,630,969)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(185,425)	$(185,425)
Futures contracts	120,803	22,762	—	143,565
Swap contracts	155,978	—	—	155,978
	$276,781	$22,762	$(185,425)	$114,118
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$2,100,000
Forward foreign currency transactions	8,541,428
Futures contracts long	70,815,088
Futures contracts short	(67,093,002)
Swap contracts	19,891,250

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTII-177

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$730,827,944	$—	$—	$730,827,944
Total Agency Sponsored Mortgage-Backed Securities*	—	183,181,018	—	183,181,018
Total U.S. Treasury & Government Agencies*	—	123,903,610	—	123,903,610
Total Corporate Bonds & Notes*	—	121,026,489	—	121,026,489
Total Non-Agency Mortgage-Backed Securities*	—	44,657,224	—	44,657,224
Asset-Backed Securities
Asset-Backed - Automobile	—	3,382,226	—	3,382,226
Asset-Backed - Other	—	28,236,581	934,999	29,171,580
Asset-Backed - Student Loan	—	283,459	—	283,459
Total Asset-Backed Securities	—	31,902,266	934,999	32,837,265
Total Foreign Government*	—	7,655,916	—	7,655,916
Total Municipals*	—	2,695,198	—	2,695,198
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	15,640,833	—	15,640,833
Securities Lending Reinvestments
Short-Term Investment Funds	3,000,000	—	—	3,000,000
Repurchase Agreements	—	4,501,476	—	4,501,476
Total Securities Lending Reinvestments	3,000,000	4,501,476	—	7,501,476
Total Investments	$733,827,944	$535,164,030	$934,999	$1,269,926,973
Collateral for Securities Loaned (Liability)	$—	$(7,501,476)	$—	$(7,501,476)
TBA Forward Sale Commitments (Liability)	$—	$(18,148,791)	$—	$(18,148,791)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$419	$—	$419
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(15,449)	—	(15,449)
Total Forward Contracts	$—	$(15,030)	$—	$(15,030)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$317,846	$—	$—	$317,846
Futures Contracts (Unrealized Depreciation)	(296,486)	—	—	(296,486)
Total Futures Contracts	$21,360	$—	$—	$21,360
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,205,310	$—	$1,205,310
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(35,399)	—	(35,399)
Total Centrally Cleared Swap Contracts	$—	$1,169,911	$—	$1,169,911

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-178

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,269,926,973
Cash denominated in foreign currencies (c)	1,076,111
Unrealized appreciation on forward foreign currency exchange contracts	419
Receivable for:
Investments sold	126,588
TBA securities sold (d)	31,099,321
Fund shares sold	32,908
Principal paydowns	49
Dividends and interest	4,136,468
Variation margin on centrally cleared swap contracts	55,865
Prepaid expenses	4,173
Total Assets	1,306,458,875
Liabilities
Due to custodian	126,347
Due to Broker	241
TBA Forward sale commitments, at value	18,148,791
Unrealized depreciation on forward foreign currency exchange contracts	15,449
Collateral for securities loaned	7,501,476
Payable for:
Investments purchased	1,005,707
TBA securities purchased (d)	72,540,442
Fund shares redeemed	1,080,582
Variation margin on futures contracts	53,167
Accrued Expenses:
Management fees	447,105
Distribution and service fees	12,683
Deferred trustees’ fees	241,755
Other expenses	527,218
Total Liabilities	101,700,963
Net Assets	$1,204,757,912
Net Assets Consist of:
Paid in surplus	$985,350,302
Distributable earnings (Accumulated losses)	219,407,610
Net Assets	$1,204,757,912
Net Assets
Class A	$1,137,408,128
Class B	47,288,110
Class E	20,061,674
Capital Shares Outstanding*
Class A	59,982,144
Class B	2,521,815
Class E	1,061,826
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.96
Class B	18.75
Class E	18.89

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,164,351,270.
(b)	Includes securities loaned at value of $34,802,535.
(c)	Identified cost of cash denominated in foreign currencies was $1,074,463.
(d)	Included within TBA securities sold is $19,857,124 related to TBA forward sale commitments and included within TBA securities purchased is $1,732,225 related to TBA forward sale commitments.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$6,938,462
Interest	20,569,390
Securities lending income	69,390
Total investment income	27,577,242
Expenses
Management fees	5,459,784
Administration fees	78,369
Custodian and accounting fees	188,961
Distribution and service fees—Class B	118,459
Distribution and service fees—Class E	30,092
Audit and tax services	98,982
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	93,637
Insurance	10,071
Miscellaneous	26,578
Total expenses	6,215,518
Less management fee waiver	(318,997)
Less broker commission recapture	(4,226)
Net expenses	5,892,295
Net Investment Income	21,684,947
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	98,692,039
Purchased options	(16,229)
Futures contracts	(1,041,439)
Swap contracts	90,944
Foreign currency transactions	125,604
Forward foreign currency transactions	(664,245)
Net realized gain (loss)	97,186,674
Net change in unrealized appreciation (depreciation) on:
Investments	21,602,514
Futures contracts	143,565
Swap contracts	155,978
Foreign currency transactions	17,576
Forward foreign currency transactions	(185,425)
Net change in unrealized appreciation (depreciation)	21,734,208
Net realized and unrealized gain (loss)	118,920,882
Net Increase (Decrease) in Net Assets From Operations	$140,605,829

(a)	Net of foreign withholding taxes of $27,283.
See accompanying notes to financial statements.
BHFTII-179

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,684,947	$22,616,342
Net realized gain (loss)	97,186,674	135,747,022
Net change in unrealized appreciation (depreciation)	21,734,208	(4,196,991)
Increase (decrease) in net assets from operations	140,605,829	154,166,373
From Distributions to Shareholders
Class A	(148,760,584)	(56,610,273)
Class B	(6,374,619)	(2,393,952)
Class E	(2,662,775)	(1,104,022)
Total distributions	(157,797,978)	(60,108,247)
Increase (decrease) in net assets from capital share transactions	33,105,891	(68,316,721)
Total increase (decrease) in net assets	15,913,742	25,741,405
Net Assets
Beginning of period	1,188,844,170	1,163,102,765
End of period	$1,204,757,912	$1,188,844,170

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	576,911	$10,834,503	738,482	$14,084,342
Reinvestments	8,643,846	148,760,584	3,041,928	56,610,273
Redemptions	(6,731,288)	(126,028,942)	(6,877,809)	(130,686,717)
Net increase (decrease)	2,489,469	$33,566,145	(3,097,399)	$(59,992,102)
Class B
Sales	115,385	$2,161,342	129,138	$2,420,789
Reinvestments	374,097	6,374,619	129,753	2,393,952
Redemptions	(481,474)	(8,884,874)	(489,678)	(9,209,942)
Net increase (decrease)	8,008	$(348,913)	(230,787)	$(4,395,201)
Class E
Sales	11,259	$215,522	33,359	$632,386
Reinvestments	155,173	2,662,775	59,484	1,104,022
Redemptions	(160,306)	(2,989,638)	(300,017)	(5,665,826)
Net increase (decrease)	6,126	$(111,341)	(207,174)	$(3,929,418)
Increase (decrease) derived from capital shares transactions		$33,105,891		$(68,316,721)
See accompanying notes to financial statements.
BHFTII-180

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.48	$18.01	$15.70	$22.57	$22.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35	0.36	0.32	0.30	0.27
Net realized and unrealized gain (loss)	1.84	2.09	2.48	(4.19)	2.66
Total income (loss) from investment operations	2.19	2.45	2.80	(3.89)	2.93
Less Distributions
Distributions from net investment income	(0.45)	(0.36)	(0.36)	(0.34)	(0.43)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(2.71)	(0.98)	(0.49)	(2.98)	(2.45)
Net Asset Value, End of Period	$18.96	$19.48	$18.01	$15.70	$22.57
Total Return (%) (b)	12.67	13.86	18.10	(17.08)	14.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.52	0.53	0.52	0.51
Net ratio of expenses to average net assets (%) (c) (d)	0.49	0.49	0.50	0.49	0.48
Ratio of net investment income (loss) to average net assets (%)	1.85	1.90	1.94	1.67	1.21
Portfolio turnover rate (%)	194 (e)	197 (e)	211 (e)	214 (e)	250 (e)
Net assets, end of period (in millions)	$1,137.4	$1,119.9	$1,091.4	$1,018.8	$1,344.5

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.29	$17.85	$15.55	$22.37	$21.92
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30	0.31	0.28	0.25	0.21
Net realized and unrealized gain (loss)	1.82	2.07	2.47	(4.15)	2.64
Total income (loss) from investment operations	2.12	2.38	2.75	(3.90)	2.85
Less Distributions
Distributions from net investment income	(0.40)	(0.32)	(0.32)	(0.28)	(0.38)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(2.66)	(0.94)	(0.45)	(2.92)	(2.40)
Net Asset Value, End of Period	$18.75	$19.29	$17.85	$15.55	$22.37
Total Return (%) (b)	12.38	13.54	17.88	(17.31)	13.73
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.77	0.78	0.77	0.76
Net ratio of expenses to average net assets (%) (c) (d)	0.74	0.74	0.75	0.74	0.73
Ratio of net investment income (loss) to average net assets (%)	1.60	1.66	1.69	1.41	0.96
Portfolio turnover rate (%)	194 (e)	197 (e)	211 (e)	214 (e)	250 (e)
Net assets, end of period (in millions)	$47.3	$48.5	$49.0	$46.6	$67.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-181

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.41	$17.95	$15.65	$22.50	$22.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss)	1.84	2.08	2.47	(4.18)	2.65
Total income (loss) from investment operations	2.16	2.41	2.77	(3.91)	2.89
Less Distributions
Distributions from net investment income	(0.42)	(0.33)	(0.34)	(0.30)	(0.40)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(2.68)	(0.95)	(0.47)	(2.94)	(2.42)
Net Asset Value, End of Period	$18.89	$19.41	$17.95	$15.65	$22.50
Total Return (%) (b)	12.51	13.67	17.98	(17.26)	13.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	0.67	0.68	0.67	0.66
Net ratio of expenses to average net assets (%) (c) (d)	0.64	0.64	0.65	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	1.70	1.75	1.79	1.52	1.06
Portfolio turnover rate (%)	194 (e)	197 (e)	211 (e)	214 (e)	250 (e)
Net assets, end of period (in millions)	$20.1	$20.5	$22.7	$22.2	$30.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for each of the years ended December 31, 2025 through 2021 (see Note 5 of the Notes to
Financial Statements).

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(e)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 66%, 64%, 60%, 57%, and 62% for the years ended December 31,
2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.
BHFTII-182

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.2%
Lockheed Martin Corp.	58,012	$28,058,664
Northrop Grumman Corp.	110,553	63,038,426
		91,097,090
Banks — 2.2%
Wells Fargo & Co.	665,001	61,978,093
Beverages — 3.3%
Coca-Cola Co.	700,738	48,988,594
Diageo PLC	574,968	12,385,214
PepsiCo, Inc.	228,090	32,735,477
		94,109,285
Building Products — 1.2%
Trane Technologies PLC	90,220	35,113,624
Capital Markets — 2.2%
S&P Global, Inc.	117,910	61,618,587
Chemicals — 2.2%
Linde PLC	149,185	63,610,992
Consumer Finance — 3.4%
American Express Co.	260,167	96,248,782
Consumer Staples Distribution & Retail — 1.6%
Kroger Co.	471,677	29,470,379
Walmart, Inc.	130,121	14,496,781
		43,967,160
Electrical Equipment — 1.0%
AMETEK, Inc.	139,315	28,602,763
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. - Class A	171,757	23,211,241
Financial Services — 6.7%
Mastercard, Inc. - Class A	176,744	100,899,614
Visa, Inc. - Class A	252,718	88,630,730
		189,530,344
Ground Transportation — 1.6%
Canadian National Railway Co. (a)	452,987	44,802,000
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	373,988	46,856,957
Stryker Corp.	177,939	62,540,220
		109,397,177
Health Care Providers & Services — 1.5%
Elevance Health, Inc.	121,719	42,668,595
Hotels, Restaurants & Leisure — 3.7%
Marriott International, Inc. - Class A	126,630	39,285,691
McDonald's Corp.	210,576	64,358,343
		103,644,034
Security Description	Shares	Value
Household Products — 2.9%
Colgate-Palmolive Co.	360,672	$28,500,301
Procter & Gamble Co.	363,906	52,151,369
		80,651,670
Industrial Conglomerates — 2.2%
Honeywell International, Inc.	320,962	62,616,477
Insurance — 4.5%
Chubb Ltd. (a)	230,013	71,791,657
Marsh & McLennan Cos., Inc.	294,915	54,712,631
		126,504,288
Interactive Media & Services — 3.9%
Alphabet, Inc. - Class A	352,890	110,454,570
IT Services — 2.0%
Accenture PLC - Class A	206,711	55,460,561
Life Sciences Tools & Services — 2.4%
Danaher Corp.	300,853	68,871,269
Machinery — 2.8%
Caterpillar, Inc.	91,639	52,497,234
Deere & Co.	57,265	26,660,866
		79,158,100
Pharmaceuticals — 9.3%
Eli Lilly & Co.	117,150	125,898,762
Johnson & Johnson	244,728	50,646,459
Merck & Co., Inc.	475,468	50,047,762
Zoetis, Inc.	276,878	34,836,790
		261,429,773
Professional Services — 1.9%
Automatic Data Processing, Inc.	205,703	52,912,983
Semiconductors & Semiconductor Equipment — 10.3%
Broadcom, Inc.	427,496	147,956,365
QUALCOMM, Inc.	374,343	64,031,370
Texas Instruments, Inc.	446,434	77,451,835
		289,439,570
Software — 6.5%
Intuit, Inc.	82,173	54,433,039
Microsoft Corp.	264,182	127,763,699
		182,196,738
Specialty Retail — 5.4%
Home Depot, Inc.	214,030	73,647,723
TJX Cos., Inc.	512,788	78,769,365
		152,417,088
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	379,400	103,143,684
See accompanying notes to financial statements.
BHFTII-183

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc. - Class B (a)	1,015,240	$64,680,940
Total Common Stocks (Cost $2,139,210,173)		2,779,537,478

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

Short-Term Investments—1.5%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $26,648,396; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $27,177,790	26,644,695	26,644,695
U.S. Treasury—0.5%
U.S. Treasury Bills
3.555%, 02/24/26 (a) (e)	14,925,000	14,847,365
Total Short-Term Investments (Cost $41,490,107)		41,492,060
Total Investments—100.1% (Cost $2,180,700,280)		2,821,029,538
Other assets and liabilities (net)—(0.1)%		(3,597,932)
Net Assets—100.0%		$2,817,431,606

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $65,341,415 and the collateral received consisted of non-cash collateral with a value of $66,718,790. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
(e)	The rate shown represents current yield to maturity.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,028,309,589	$0	$1,308,246,026
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $11,788,922 in sales of investments, which are included above, and resulted in net realized gains of $2,147,678.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$91,097,090	$—	$—	$91,097,090
Banks	61,978,093	—	—	61,978,093
Beverages	81,724,071	12,385,214	—	94,109,285
Building Products	35,113,624	—	—	35,113,624
See accompanying notes to financial statements.
BHFTII-184

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Capital Markets	$61,618,587	$—	$—	$61,618,587
Chemicals	63,610,992	—	—	63,610,992
Consumer Finance	96,248,782	—	—	96,248,782
Consumer Staples Distribution & Retail	43,967,160	—	—	43,967,160
Electrical Equipment	28,602,763	—	—	28,602,763
Electronic Equipment, Instruments & Components	23,211,241	—	—	23,211,241
Financial Services	189,530,344	—	—	189,530,344
Ground Transportation	44,802,000	—	—	44,802,000
Health Care Equipment & Supplies	109,397,177	—	—	109,397,177
Health Care Providers & Services	42,668,595	—	—	42,668,595
Hotels, Restaurants & Leisure	103,644,034	—	—	103,644,034
Household Products	80,651,670	—	—	80,651,670
Industrial Conglomerates	62,616,477	—	—	62,616,477
Insurance	126,504,288	—	—	126,504,288
Interactive Media & Services	110,454,570	—	—	110,454,570
IT Services	55,460,561	—	—	55,460,561
Life Sciences Tools & Services	68,871,269	—	—	68,871,269
Machinery	79,158,100	—	—	79,158,100
Pharmaceuticals	261,429,773	—	—	261,429,773
Professional Services	52,912,983	—	—	52,912,983
Semiconductors & Semiconductor Equipment	289,439,570	—	—	289,439,570
Software	182,196,738	—	—	182,196,738
Specialty Retail	152,417,088	—	—	152,417,088
Technology Hardware, Storage & Peripherals	103,143,684	—	—	103,143,684
Textiles, Apparel & Luxury Goods	64,680,940	—	—	64,680,940
Total Common Stocks	2,767,152,264	12,385,214	—	2,779,537,478
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	41,492,060	—	41,492,060
Total Investments	$2,767,152,264	$53,877,274	$0	$2,821,029,538

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-185

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$2,821,029,538
Cash denominated in foreign currencies (c)	13,036
Receivable for:
Fund shares sold	193,047
Dividends and interest	2,349,647
Prepaid expenses	10,338
Total Assets	2,823,595,606
Liabilities
Payable for:
Investments purchased	2,098,618
Fund shares redeemed	1,683,664
Accrued Expenses:
Management fees	1,360,132
Distribution and service fees	171,209
Deferred trustees’ fees	306,908
Other expenses	543,469
Total Liabilities	6,164,000
Net Assets	$2,817,431,606
Net Assets Consist of:
Paid in surplus	$1,851,951,784
Distributable earnings (Accumulated losses)	965,479,822
Net Assets	$2,817,431,606
Net Assets
Class A	$1,817,321,085
Class B	495,144,173
Class E	504,966,348
Capital Shares Outstanding*
Class A	66,368,698
Class B	18,619,647
Class E	18,846,503
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$27.38
Class B	26.59
Class E	26.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,180,700,280.
(b)	Includes securities loaned at value of $65,341,415.
(c)	Identified cost of cash denominated in foreign currencies was $13,024.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$45,977,816
Interest	2,055,836
Securities lending income	93,623
Total investment income	48,127,275
Expenses
Management fees	20,488,453
Administration fees	128,780
Custodian and accounting fees	113,684
Distribution and service fees—Class B	1,271,155
Distribution and service fees—Class E	778,868
Audit and tax services	50,265
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	173,581
Insurance	25,515
Miscellaneous	28,336
Total expenses	23,169,222
Less management fee waiver	(4,383,893)
Less broker commission recapture	(7,306)
Net expenses	18,778,023
Net Investment Income	29,349,252
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	299,073,749
Foreign currency transactions	35,764
Net realized gain (loss)	299,109,513
Net change in unrealized appreciation (depreciation) on:
Investments	(116,022,540)
Foreign currency transactions	4,362
Net change in unrealized appreciation (depreciation)	(116,018,178)
Net realized and unrealized gain (loss)	183,091,335
Net Increase (Decrease) in Net Assets From Operations	$212,440,587

(a)	Net of foreign withholding taxes of $323,050.
See accompanying notes to financial statements.
BHFTII-186

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$29,349,252	$38,730,477
Net realized gain (loss)	299,109,513	357,059,473
Net change in unrealized appreciation (depreciation)	(116,018,178)	(134,961,063)
Increase (decrease) in net assets from operations	212,440,587	260,828,887
From Distributions to Shareholders
Class A	(252,993,064)	(95,576,374)
Class B	(70,786,462)	(27,112,340)
Class E	(72,631,012)	(28,045,432)
Total distributions	(396,410,538)	(150,734,146)
Increase (decrease) in net assets from capital share transactions	61,791,488	(270,270,183)
Total increase (decrease) in net assets	(122,178,463)	(160,175,442)
Net Assets
Beginning of period	2,939,610,069	3,099,785,511
End of period	$2,817,431,606	$2,939,610,069

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	579,628	$16,052,238	553,794	$16,400,567
Reinvestments	9,700,654	252,993,064	3,364,181	95,576,374
Redemptions	(7,198,933)	(200,733,023)	(8,608,522)	(255,713,576)
Net increase (decrease)	3,081,349	$68,312,279	(4,690,547)	$(143,736,635)
Class B
Sales	609,122	$16,314,822	542,293	$15,736,052
Reinvestments	2,791,264	70,786,462	977,726	27,112,340
Redemptions	(3,254,447)	(88,131,977)	(3,798,180)	(110,244,921)
Net increase (decrease)	145,939	$(1,030,693)	(2,278,161)	$(67,396,529)
Class E
Sales	299,546	$8,018,310	283,540	$8,238,498
Reinvestments	2,843,814	72,631,012	1,005,213	28,045,432
Redemptions	(3,160,251)	(86,139,420)	(3,272,702)	(95,420,949)
Net increase (decrease)	(16,891)	$(5,490,098)	(1,983,949)	$(59,137,019)
Increase (decrease) derived from capital shares transactions		$61,791,488		$(270,270,183)
See accompanying notes to financial statements.
BHFTII-187

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.45	$28.52	$30.09	$39.97	$34.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.31	0.39	0.42	0.45	0.47
Net realized and unrealized gain (loss)	1.79	2.01	1.64	(3.09)	7.60
Total income (loss) from investment operations	2.10	2.40	2.06	(2.64)	8.07
Less Distributions
Distributions from net investment income	(0.43)	(0.43)	(0.43)	(0.54)	(0.53)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(4.17)	(1.47)	(3.63)	(7.24)	(2.46)
Net Asset Value, End of Period	$27.38	$29.45	$28.52	$30.09	$39.97
Total Return (%) (b)	7.83	8.61	7.66	(5.08)	24.43
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	0.74	0.73	0.73	0.72
Net ratio of expenses to average net assets (%) (c) (d)	0.59	0.58	0.58	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	1.10	1.32	1.47	1.37	1.27
Portfolio turnover rate (%)	37	15	9	10	15
Net assets, end of period (in millions)	$1,817.3	$1,864.1	$1,938.5	$1,961.3	$2,492.0

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.71	$27.83	$29.44	$39.25	$33.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.31	0.34	0.36	0.37
Net realized and unrealized gain (loss)	1.74	1.97	1.60	(3.03)	7.47
Total income (loss) from investment operations	1.97	2.28	1.94	(2.67)	7.84
Less Distributions
Distributions from net investment income	(0.35)	(0.36)	(0.35)	(0.44)	(0.45)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(4.09)	(1.40)	(3.55)	(7.14)	(2.38)
Net Asset Value, End of Period	$26.59	$28.71	$27.83	$29.44	$39.25
Total Return (%) (b)	7.54	8.37	7.38	(5.31)	24.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99	0.99	0.98	0.98	0.97
Net ratio of expenses to average net assets (%) (c) (d)	0.84	0.83	0.83	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	0.85	1.07	1.22	1.12	1.02
Portfolio turnover rate (%)	37	15	9	10	15
Net assets, end of period (in millions)	$495.1	$530.4	$577.5	$592.5	$726.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-188

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.90	$28.01	$29.61	$39.44	$33.94
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.34	0.37	0.40	0.41
Net realized and unrealized gain (loss)	1.75	1.98	1.61	(3.05)	7.50
Total income (loss) from investment operations	2.01	2.32	1.98	(2.65)	7.91
Less Distributions
Distributions from net investment income	(0.38)	(0.39)	(0.38)	(0.48)	(0.48)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(4.12)	(1.43)	(3.58)	(7.18)	(2.41)
Net Asset Value, End of Period	$26.79	$28.90	$28.01	$29.61	$39.44
Total Return (%) (b)	7.65	8.46	7.49	(5.21)	24.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	0.89	0.88	0.88	0.87
Net ratio of expenses to average net assets (%) (c) (d)	0.74	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	0.95	1.17	1.32	1.22	1.12
Portfolio turnover rate (%)	37	15	9	10	15
Net assets, end of period (in millions)	$505.0	$545.2	$583.8	$606.6	$765.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for each of the years ended December 31, 2025 through 2021 (see Note 5 of the Notes to
Financial Statements).

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-189

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.2%
ATI, Inc. (a)	111,556	$12,802,167
BWX Technologies, Inc.	10,648	1,840,400
L3Harris Technologies, Inc.	40,368	11,850,834
Rocket Lab Corp. (a) (b)	216,715	15,118,038
		41,611,439
Beverages — 1.6%
Celsius Holdings, Inc. (a)	342,292	15,656,436
Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc. (a)	25,152	10,001,693
Insmed, Inc. (a)	77,395	13,469,826
Natera, Inc. (a)	85,588	19,607,355
United Therapeutics Corp. (a)	32,354	15,764,486
		58,843,360
Building Products — 1.6%
Builders FirstSource, Inc. (a)	155,253	15,973,981
Capital Markets — 2.6%
Carlyle Group, Inc.	157,823	9,328,917
KKR & Co., Inc.	33,762	4,303,980
MSCI, Inc.	7,010	4,021,847
Nasdaq, Inc.	86,499	8,401,648
		26,056,392
Commercial Services & Supplies — 2.7%
Cintas Corp.	34,638	6,514,369
Rollins, Inc.	216,922	13,019,658
Waste Connections, Inc.	38,574	6,764,337
		26,298,364
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	32,243	4,224,800
Construction & Engineering — 2.5%
API Group Corp. (a)	304,436	11,647,721
Quanta Services, Inc. (b)	32,090	13,543,906
		25,191,627
Construction Materials — 1.2%
Eagle Materials, Inc.	56,392	11,655,099
Electrical Equipment — 0.4%
Vertiv Holdings Co. - Class A	25,386	4,112,786
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	116,145	15,695,835
CDW Corp.	23,914	3,257,087
		18,952,922
Entertainment — 1.1%
ROBLOX Corp. - Class A (a)	138,651	11,234,891
Financial Services — 0.6%
Block, Inc. (a)	90,861	5,914,143
Security Description	Shares	Value
Food Products — 0.6%
Lamb Weston Holdings, Inc. (b)	130,844	$5,481,055
Ground Transportation — 4.9%
Knight-Swift Transportation Holdings, Inc.	335,072	17,517,564
XPO, Inc. (a) (b)	229,639	31,210,237
		48,727,801
Health Care Equipment & Supplies — 7.0%
Alcon AG (b)	89,877	7,083,206
Align Technology, Inc. (a)	67,435	10,529,975
Dexcom, Inc. (a)	154,858	10,277,926
GE HealthCare Technologies, Inc.	94,959	7,788,537
IDEXX Laboratories, Inc. (a)	23,235	15,719,175
ResMed, Inc. (b)	39,185	9,438,491
STERIS PLC	31,393	7,958,753
		68,796,063
Health Care Technology — 0.9%
Veeva Systems, Inc. - Class A (a)	41,440	9,250,651
Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. (a)	238,094	8,809,478
Domino's Pizza, Inc.	18,149	7,564,866
DraftKings, Inc. - Class A (a) (b)	263,723	9,087,894
Royal Caribbean Cruises Ltd. (b)	109,230	30,466,432
Wingstop, Inc. (b)	39,157	9,338,553
		65,267,223
Household Products — 0.8%
Church & Dwight Co., Inc.	99,036	8,304,169
Independent Power and Renewable Electricity Producers — 2.3%
Vistra Corp.	138,610	22,361,951
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	138,487	7,931,151
Insurance — 1.1%
Aon PLC - Class A	30,146	10,637,921
Interactive Media & Services — 0.8%
Reddit, Inc. - Class A (a)	35,752	8,218,312
IT Services — 7.0%
Akamai Technologies, Inc. (a)	58,156	5,074,111
Cloudflare, Inc. - Class A (a)	86,269	17,007,933
EPAM Systems, Inc. (a)	47,172	9,664,599
MongoDB, Inc. (a)	49,622	20,825,857
Snowflake, Inc. - Class A (a)	55,939	12,270,779
Twilio, Inc. - Class A (a)	29,223	4,156,680
		68,999,959
Leisure Products — 0.6%
Mattel, Inc. (a)	278,711	5,529,626
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	58,624	7,976,968
See accompanying notes to financial statements.
BHFTII-190

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Charles River Laboratories International, Inc. (a)	37,907	$7,561,688
Mettler-Toledo International, Inc. (a)	7,395	10,310,035
		25,848,691
Machinery — 2.5%
Mueller Industries, Inc.	83,797	9,619,896
RBC Bearings, Inc. (a)	33,089	14,838,100
		24,457,996
Media — 0.2%
Trade Desk, Inc. - Class A (a)	54,794	2,079,980
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	95,251	18,515,842
Permian Resources Corp.	439,303	6,163,421
		24,679,263
Professional Services — 1.3%
CACI International, Inc. - Class A (a)	7,262	3,869,266
TransUnion	105,913	9,082,040
		12,951,306
Semiconductors & Semiconductor Equipment — 14.0%
Allegro MicroSystems, Inc. (a) (b)	268,966	7,095,323
Astera Labs, Inc. (a) (b)	62,329	10,369,052
KLA Corp.	6,458	7,846,987
Lattice Semiconductor Corp. (a)	117,964	8,679,791
Marvell Technology, Inc.	267,853	22,762,148
Monolithic Power Systems, Inc. (b)	26,913	24,392,867
NXP Semiconductors NV	51,593	11,198,776
Teradyne, Inc.	240,223	46,497,564
		138,842,508
Software — 5.9%
AppLovin Corp. - Class A (a)	5,368	3,617,066
Circle Internet Group, Inc. (a)	44,570	3,534,401
Datadog, Inc. - Class A (a)	82,652	11,239,845
Dolby Laboratories, Inc. - Class A (b)	50,054	3,214,468
Fair Isaac Corp. (a)	10,136	17,136,124
Guidewire Software, Inc. (a)	15,385	3,092,539
Unity Software, Inc. (a)	203,570	8,991,687
Zscaler, Inc. (a) (b)	35,628	8,013,450
		58,839,580
Specialty Retail — 3.9%
Burlington Stores, Inc. (a)	56,806	16,408,413
Floor & Decor Holdings, Inc. - Class A (a) (b)	99,522	6,059,895
Ross Stores, Inc.	20,121	3,624,597
Tractor Supply Co. (b)	253,655	12,685,286
		38,778,191
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. - Class A (a)	86,579	5,801,659
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc. (a)	23,061	$4,792,306
On Holding AG - Class A (a) (b)	187,272	8,704,403
		13,496,709
Trading Companies & Distributors — 4.0%
FTAI Aviation Ltd.	156,928	30,891,277
QXO, Inc. (a) (b)	428,814	8,271,822
		39,163,099
Total Common Stocks (Cost $860,637,877)		980,171,104

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $9,769,875; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $9,963,916	9,768,518	9,768,518
Total Short-Term Investments (Cost $9,768,518)		9,768,518

Securities Lending Reinvestments (c)—10.4%
Short-Term Investment Funds—3.6%
Allspring Government Money Market Fund, Select Class 3.710% (d)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (d)	10,000,000	10,000,000
		36,000,000

Repurchase Agreements—6.1%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $11,002,304; collateralized by various Common Stock with an aggregate market value of $12,250,433	11,000,000	11,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $2,000,424; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $2,040,002	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTII-191

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $6,248,171; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $6,373,135	6,246,842	$6,246,842
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $13,002,824; collateralized by various Common Stock with an aggregate market value of $14,446,037	13,000,000	13,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $1,000,222; collateralized by various Common Stock with an aggregate market value of $1,112,958	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $10,002,144; collateralized by various Common Stock with an aggregate market value of $11,112,321	10,000,000	10,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $1,000,754; collateralized by various Common Stock with an aggregate market value of $1,112,186	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $10,002,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $10,202,171	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $200,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $204,000	200,000	200,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $5,003,879; collateralized by various Common Stock with an aggregate market value of $5,556,321	5,000,000	$5,000,000
		60,446,842
Time Deposits—0.7%
Banco Santander SA
3.620%, 01/02/26	3,000,000	3,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	4,000,000	4,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $103,446,842)		103,446,842
Total Investments—110.5% (Cost $973,853,237)		1,093,386,464
Other assets and liabilities (net)—(10.5)%		(104,338,617)
Net Assets—100.0%		$989,047,847

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $148,973,075 and the collateral received consisted of cash in the amount of $103,446,842 and non-cash collateral with a value of $51,157,753. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$777,170,881	$0	$888,164,934
See accompanying notes to financial statements.
BHFTII-192

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(103,446,842)	$—	$—	$—	$(103,446,842)
Gross amount of recognized liabilities for securities lending transactions					$(103,446,842)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$980,171,104	$—	$—	$980,171,104
Total Short-Term Investments*	—	9,768,518	—	9,768,518
Securities Lending Reinvestments
Short-Term Investment Funds	36,000,000	—	—	36,000,000
Repurchase Agreements	—	60,446,842	—	60,446,842
Time Deposits	—	7,000,000	—	7,000,000
Total Securities Lending Reinvestments	36,000,000	67,446,842	—	103,446,842
Total Investments	$1,016,171,104	$77,215,360	$—	$1,093,386,464
Collateral for Securities Loaned (Liability)	$—	$(103,446,842)	$—	$(103,446,842)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-193

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,093,386,464
Receivable for:
Fund shares sold	103,673
Dividends and interest	292,860
Prepaid expenses	3,567
Total Assets	1,093,786,564
Liabilities
Collateral for securities loaned	103,446,842
Payable for:
Fund shares redeemed	182,535
Accrued Expenses:
Management fees	556,685
Distribution and service fees	33,667
Deferred trustees’ fees	263,189
Other expenses	255,799
Total Liabilities	104,738,717
Net Assets	$989,047,847
Net Assets Consist of:
Paid in surplus	$731,896,395
Distributable earnings (Accumulated losses)	257,151,452
Net Assets	$989,047,847
Net Assets
Class A	$788,832,091
Class B	123,464,354
Class D	69,944,187
Class E	6,807,215
Capital Shares Outstanding*
Class A	26,754,064
Class B	5,717,358
Class D	2,527,562
Class E	250,855
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$29.48
Class B	21.59
Class D	27.67
Class E	27.14

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $973,853,237.
(b)	Includes securities loaned at value of $148,973,075.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$4,798,956
Interest	395,451
Securities lending income	130,168
Total investment income	5,324,575
Expenses
Management fees	7,235,468
Administration fees	60,013
Custodian and accounting fees	47,879
Distribution and service fees—Class B	317,598
Distribution and service fees—Class D	71,691
Distribution and service fees—Class E	10,322
Audit and tax services	50,282
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	91,073
Insurance	8,655
Miscellaneous	17,161
Total expenses	8,020,727
Less management fee waiver	(739,413)
Less broker commission recapture	(70,697)
Net expenses	7,210,617
Net Investment Loss	(1,886,042)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	152,708,817
Net change in unrealized appreciation (depreciation) on investments	(99,763,328)
Net realized and unrealized gain (loss)	52,945,489
Net Increase (Decrease) in Net Assets From Operations	$51,059,447

(a)	Net of foreign withholding taxes of $21,610.
See accompanying notes to financial statements.
BHFTII-194

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,886,042)	$(1,488,198)
Net realized gain (loss)	152,708,817	110,144,561
Net change in unrealized appreciation (depreciation)	(99,763,328)	68,631,252
Increase (decrease) in net assets from operations	51,059,447	177,287,615
From Distributions to Shareholders
Class A	(39,457,132)	(2,045,395)
Class B	(8,678,585)	(115,000)
Class D	(3,833,732)	(122,961)
Class E	(370,506)	(8,377)
Total distributions	(52,339,955)	(2,291,733)
Increase (decrease) in net assets from capital share transactions	(54,331,118)	(178,362,867)
Total increase (decrease) in net assets	(55,611,626)	(3,366,985)
Net Assets
Beginning of period	1,044,659,473	1,048,026,458
End of period	$989,047,847	$1,044,659,473

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	391,760	$10,790,888	211,814	$5,813,647
Reinvestments	1,418,301	39,457,132	76,207	2,045,395
Redemptions	(3,123,233)	(90,386,113)	(5,095,463)	(144,440,027)
Net increase (decrease)	(1,313,172)	$(40,138,093)	(4,807,442)	$(136,580,985)
Class B
Sales	393,305	$7,976,297	178,987	$3,630,265
Reinvestments	425,421	8,678,585	5,724	115,000
Redemptions	(1,126,665)	(24,159,195)	(1,644,892)	(34,193,305)
Net increase (decrease)	(307,939)	$(7,504,313)	(1,460,181)	$(30,448,040)
Class D
Sales	63,464	$1,692,212	83,534	$2,146,199
Reinvestments	146,774	3,833,732	4,858	122,961
Redemptions	(437,819)	(11,789,771)	(483,778)	(12,429,288)
Net increase (decrease)	(227,581)	$(6,263,827)	(395,386)	$(10,160,128)
Class E
Sales	6,573	$164,884	10,208	$261,716
Reinvestments	14,461	370,506	337	8,377
Redemptions	(35,653)	(960,275)	(57,004)	(1,443,807)
Net increase (decrease)	(14,619)	$(424,885)	(46,459)	$(1,173,714)
Increase (decrease) derived from capital shares transactions		$(54,331,118)		$(178,362,867)
See accompanying notes to financial statements.
BHFTII-195

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.50	$25.11	$21.28	$43.74	$44.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.03)	(0.01)	(0.02)	(0.18)
Net realized and unrealized gain (loss)	1.48	4.49	3.84	(12.71)	6.16
Total income (loss) from investment operations	1.44	4.46	3.83	(12.73)	5.98
Less Distributions
Distributions from net investment income	0.00	(0.07)	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(1.46)	(0.07)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$29.48	$29.50	$25.11	$21.28	$43.74
Total Return (%) (b)	5.16	17.77	18.00	(28.15)	14.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	0.76	0.76	0.75	0.73
Net ratio of expenses to average net assets (%) (c)	0.69	0.71	0.71	0.70	0.71
Ratio of net investment income (loss) to average net assets (%)	(0.15)	(0.10)	(0.05)	(0.08)	(0.40)
Portfolio turnover rate (%)	78	43	71	47	55
Net assets, end of period (in millions)	$788.8	$828.0	$825.6	$774.6	$1,142.1

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.05	$18.79	$15.96	$36.41	$37.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.08)	(0.07)	(0.05)	(0.07)	(0.24)
Net realized and unrealized gain (loss)	1.08	3.35	2.88	(10.65)	5.19
Total income (loss) from investment operations	1.00	3.28	2.83	(10.72)	4.95
Less Distributions
Distributions from net investment income	0.00	(0.02)	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(1.46)	(0.02)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$21.59	$22.05	$18.79	$15.96	$36.41
Total Return (%) (b)	4.90	17.45	17.73	(28.33)	14.38
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01	1.01	1.01	1.00	0.98
Net ratio of expenses to average net assets (%) (c)	0.94	0.96	0.96	0.95	0.96
Ratio of net investment income (loss) to average net assets (%)	(0.40)	(0.35)	(0.30)	(0.33)	(0.65)
Portfolio turnover rate (%)	78	43	71	47	55
Net assets, end of period (in millions)	$123.5	$132.9	$140.6	$128.2	$188.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-196

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class D
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.80	$23.67	$20.08	$42.10	$42.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)	(0.05)	(0.03)	(0.05)	(0.21)
Net realized and unrealized gain (loss)	1.40	4.22	3.62	(12.24)	5.93
Total income (loss) from investment operations	1.33	4.17	3.59	(12.29)	5.72
Less Distributions
Distributions from net investment income	0.00	(0.04)	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(1.46)	(0.04)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$27.67	$27.80	$23.67	$20.08	$42.10
Total Return (%) (b)	5.08	17.64	17.88	(28.21)	14.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	0.86	0.86	0.85	0.83
Net ratio of expenses to average net assets (%) (c)	0.79	0.81	0.81	0.80	0.81
Ratio of net investment income (loss) to average net assets (%)	(0.25)	(0.20)	(0.14)	(0.18)	(0.50)
Portfolio turnover rate (%)	78	43	71	47	55
Net assets, end of period (in millions)	$69.9	$76.6	$74.6	$67.9	$103.7

	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.30	$23.25	$19.73	$41.63	$42.25
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.08)	(0.06)	(0.04)	(0.06)	(0.23)
Net realized and unrealized gain (loss)	1.38	4.14	3.56	(12.11)	5.87
Total income (loss) from investment operations	1.30	4.08	3.52	(12.17)	5.64
Less Distributions
Distributions from net investment income	0.00	(0.03)	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(1.46)	(0.03)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$27.14	$27.30	$23.25	$19.73	$41.63
Total Return (%) (b)	5.06	17.56	17.84	(28.25)	14.48
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	0.91	0.91	0.90	0.88
Net ratio of expenses to average net assets (%) (c)	0.84	0.86	0.86	0.85	0.86
Ratio of net investment income (loss) to average net assets (%)	(0.30)	(0.25)	(0.19)	(0.23)	(0.55)
Portfolio turnover rate (%)	78	43	71	47	55
Net assets, end of period (in millions)	$6.8	$7.2	$7.3	$7.0	$11.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-197

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.3%
Axon Enterprise, Inc. (a)	26,283	$14,926,904
Boeing Co. (a)	246,150	53,444,088
General Electric Co.	181,515	55,912,066
		124,283,058
Automobiles — 3.8%
Tesla, Inc. (a)	245,380	110,352,294
Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc. (a)	75,705	34,321,619
Broadline Retail — 7.7%
Amazon.com, Inc. (a)	892,528	206,013,313
MercadoLibre, Inc. (a)	7,177	14,456,344
		220,469,657
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	34,395	30,233,205
KKR & Co., Inc.	68,773	8,767,182
		39,000,387
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	49,560	42,737,570
Walmart, Inc.	335,493	37,377,275
		80,114,845
Electric Utilities — 1.8%
Constellation Energy Corp.	145,489	51,396,899
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. - Class A	233,154	31,508,432
Entertainment — 4.5%
Netflix, Inc. (a)	706,358	66,228,126
Spotify Technology SA (a)	45,246	26,274,805
Walt Disney Co.	322,918	36,738,381
		129,241,312
Financial Services — 4.5%
Mastercard, Inc. - Class A	105,137	60,020,611
Toast, Inc. - Class A (a)	306,979	10,900,824
Visa, Inc. - Class A	169,854	59,569,496
		130,490,931
Ground Transportation — 0.3%
Uber Technologies, Inc. (a)	107,193	8,758,740
Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp. (a)	135,508	12,920,688
Dexcom, Inc. (a)	264,962	17,585,528
Edwards Lifesciences Corp. (a)	352,832	30,078,928
Intuitive Surgical, Inc. (a)	63,711	36,083,362
		96,668,506
Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc.	91,552	26,298,312
Security Description	Shares	Value
Interactive Media & Services — 11.1%
Alphabet, Inc. - Class A	317,303	$99,315,839
Alphabet, Inc. - Class C	315,927	99,137,893
Meta Platforms, Inc. - Class A	183,089	120,855,218
		319,308,950
IT Services — 3.1%
Shopify, Inc. - Class A (a)	261,880	42,154,823
Snowflake, Inc. - Class A (a) (b)	220,680	48,408,365
		90,563,188
Pharmaceuticals — 4.6%
Eli Lilly & Co.	108,725	116,844,583
Merck & Co., Inc.	137,285	14,450,619
		131,295,202
Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc. (a)	184,106	39,428,141
Broadcom, Inc.	528,064	182,762,951
NVIDIA Corp.	1,571,384	293,063,116
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	153,615	46,682,062
		561,936,270
Software — 14.4%
AppLovin Corp. - Class A (a)	49,514	33,363,523
Cadence Design Systems, Inc. (a)	161,621	50,519,492
Crowdstrike Holdings, Inc. - Class A (a)	101,754	47,698,205
Datadog, Inc. - Class A (a) (b)	165,445	22,498,866
Microsoft Corp.	409,015	197,807,834
Oracle Corp.	173,181	33,754,709
ServiceNow, Inc. (a)	191,547	29,343,085
		414,985,714
Specialty Retail — 1.9%
Industria de Diseno Textil SA	275,843	18,169,883
O'Reilly Automotive, Inc. (a)	271,056	24,723,018
TJX Cos., Inc.	84,661	13,004,776
		55,897,677
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	690,661	187,763,099
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	59,384	11,689,666
Total Common Stocks (Cost $1,497,865,424)		2,856,344,758
See accompanying notes to financial statements.
BHFTII-198

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of December 31, 2025
Short-Term Investments—0.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $24,021,551; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $24,498,685	24,018,215	$24,018,215
Total Short-Term Investments (Cost $24,018,215)		24,018,215
Total Investments—100.1% (Cost $1,521,883,639)		2,880,362,973
Other assets and liabilities (net)—(0.1)%		(1,605,260)
Net Assets—100.0%		$2,878,757,713

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $44,739,457 and the collateral received consisted of non-cash collateral with a value of $46,260,643. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$763,149,587	$0	$1,254,984,162
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$124,283,058	$—	$—	$124,283,058
Automobiles	110,352,294	—	—	110,352,294
Biotechnology	34,321,619	—	—	34,321,619
Broadline Retail	220,469,657	—	—	220,469,657
Capital Markets	39,000,387	—	—	39,000,387
Consumer Staples Distribution & Retail	80,114,845	—	—	80,114,845
Electric Utilities	51,396,899	—	—	51,396,899
Electronic Equipment, Instruments & Components	31,508,432	—	—	31,508,432
Entertainment	129,241,312	—	—	129,241,312
Financial Services	130,490,931	—	—	130,490,931
Ground Transportation	8,758,740	—	—	8,758,740
Health Care Equipment & Supplies	96,668,506	—	—	96,668,506
Hotels, Restaurants & Leisure	26,298,312	—	—	26,298,312
Interactive Media & Services	319,308,950	—	—	319,308,950
IT Services	90,563,188	—	—	90,563,188
Pharmaceuticals	131,295,202	—	—	131,295,202
Semiconductors & Semiconductor Equipment	561,936,270	—	—	561,936,270
Software	414,985,714	—	—	414,985,714
Specialty Retail	37,727,794	18,169,883	—	55,897,677
Technology Hardware, Storage & Peripherals	187,763,099	—	—	187,763,099
See accompanying notes to financial statements.
BHFTII-199

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$—	$11,689,666	$—	$11,689,666
Total Common Stocks	2,826,485,209	29,859,549	—	2,856,344,758
Total Short-Term Investments*	—	24,018,215	—	24,018,215
Total Investments	$2,826,485,209	$53,877,764	$—	$2,880,362,973

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-200

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$2,880,362,973
Receivable for:
Fund shares sold	208,229
Dividends and interest	993,293
Prepaid expenses	10,415
Total Assets	2,881,574,910
Liabilities
Due to custodian denominated in foreign currencies (c)	560
Payable for:
Fund shares redeemed	553,746
Accrued Expenses:
Management fees	1,274,807
Distribution and service fees	219,963
Deferred trustees’ fees	282,104
Other expenses	486,017
Total Liabilities	2,817,197
Net Assets	$2,878,757,713
Net Assets Consist of:
Paid in surplus	$1,059,732,251
Distributable earnings (Accumulated losses)	1,819,025,462
Net Assets	$2,878,757,713
Net Assets
Class A	$1,851,310,238
Class B	1,013,601,902
Class E	13,845,573
Capital Shares Outstanding*
Class A	118,013,367
Class B	69,671,614
Class E	913,556
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.69
Class B	14.55
Class E	15.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,521,883,639.
(b)	Includes securities loaned at value of $44,739,457.
(c)	Identified cost of cash due to bank denominated in foreign currencies was $552.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$11,716,594
Interest	692,467
Securities lending income	114,399
Total investment income	12,523,460
Expenses
Management fees	17,150,715
Administration fees	129,368
Custodian and accounting fees	122,296
Distribution and service fees—Class B	2,594,155
Distribution and service fees—Class E	20,913
Audit and tax services	50,265
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	100,921
Insurance	24,632
Miscellaneous	28,201
Total expenses	20,332,051
Less management fee waiver	(2,298,286)
Less broker commission recapture	(42,344)
Net expenses	17,991,421
Net Investment Loss	(5,467,961)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	466,488,636
Foreign currency transactions	(12,144)
Net realized gain (loss)	466,476,492
Net change in unrealized appreciation (depreciation) on:
Investments	(77,509,541)
Foreign currency transactions	539
Net change in unrealized appreciation (depreciation)	(77,509,002)
Net realized and unrealized gain (loss)	388,967,490
Net Increase (Decrease) in Net Assets From Operations	$383,499,529

(a)	Net of foreign withholding taxes of $286,602.
See accompanying notes to financial statements.
BHFTII-201

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(5,467,961)	$(4,800,547)
Net realized gain (loss)	466,476,492	507,754,543
Net change in unrealized appreciation (depreciation)	(77,509,002)	256,812,867
Increase (decrease) in net assets from operations	383,499,529	759,766,863
From Distributions to Shareholders
Class A	(316,419,451)	(204,259,642)
Class B	(193,659,172)	(125,919,832)
Class E	(2,477,757)	(1,740,413)
Total distributions	(512,556,380)	(331,919,887)
Increase (decrease) in net assets from capital share transactions	49,619,281	(137,963,717)
Total increase (decrease) in net assets	(79,437,570)	289,883,259
Net Assets
Beginning of period	2,958,195,283	2,668,312,024
End of period	$2,878,757,713	$2,958,195,283

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	3,860,463	$61,384,653	5,942,017	$93,170,283
Reinvestments	22,142,719	316,419,451	13,376,532	204,259,642
Redemptions	(19,810,393)	(314,326,931)	(23,669,229)	(376,576,871)
Net increase (decrease)	6,192,789	$63,477,173	(4,350,680)	$(79,146,946)
Class B
Sales	2,383,068	$34,381,003	3,120,080	$46,587,019
Reinvestments	14,593,758	193,659,172	8,738,365	125,919,832
Redemptions	(16,468,105)	(241,187,782)	(15,397,195)	(230,549,115)
Net increase (decrease)	508,721	$(13,147,607)	(3,538,750)	$(58,042,264)
Class E
Sales	42,940	$616,804	83,417	$1,279,831
Reinvestments	179,418	2,477,757	116,963	1,740,413
Redemptions	(248,648)	(3,804,846)	(249,028)	(3,794,751)
Net increase (decrease)	(26,290)	$(710,285)	(48,648)	$(774,507)
Increase (decrease) derived from capital shares transactions		$49,619,281		$(137,963,717)
See accompanying notes to financial statements.
BHFTII-202

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.63	$14.33	$9.35	$20.85	$22.63
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.01)	0.01	(0.00) (b)	(0.06)
Net realized and unrealized gain (loss)	2.06	4.18	4.97	(7.97)	3.29
Total income (loss) from investment operations	2.04	4.17	4.98	(7.97)	3.23
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$15.69	$16.63	$14.33	$9.35	$20.85
Total Return (%) (d)	14.04	30.28	53.26	(38.87)	17.17
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	0.62	0.63	0.62	0.61
Net ratio of expenses to average net assets (%) (e)	0.54	0.54	0.55	0.54	0.53
Ratio of net investment income (loss) to average net assets (%)	(0.10)	(0.07)	0.07	(0.02)	(0.26)
Portfolio turnover rate (%)	27	29	30	19	23
Net assets, end of period (in millions)	$1,851.3	$1,859.5	$1,664.4	$1,300.2	$2,086.0

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.67	$13.62	$8.91	$20.17	$22.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)	(0.05)	(0.02)	(0.03)	(0.11)
Net realized and unrealized gain (loss)	1.91	3.97	4.73	(7.70)	3.20
Total income (loss) from investment operations	1.86	3.92	4.71	(7.73)	3.09
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$14.55	$15.67	$13.62	$8.91	$20.17
Total Return (%) (d)	13.72	30.00	52.86	(39.02)	16.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.88	0.87	0.86
Net ratio of expenses to average net assets (%) (e)	0.79	0.79	0.80	0.79	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.35)	(0.32)	(0.19)	(0.27)	(0.51)
Portfolio turnover rate (%)	27	29	30	19	23
Net assets, end of period (in millions)	$1,013.6	$1,083.5	$990.1	$771.6	$1,270.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-203

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.19	$14.01	$9.15	$20.55	$22.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.03)	(0.01)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	1.99	4.08	4.87	(7.85)	3.25
Total income (loss) from investment operations	1.95	4.05	4.86	(7.87)	3.16
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$15.16	$16.19	$14.01	$9.15	$20.55
Total Return (%) (d)	13.86	30.10	53.11	(38.98)	17.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.77	0.78	0.77	0.76
Net ratio of expenses to average net assets (%) (e)	0.69	0.69	0.70	0.69	0.68
Ratio of net investment income (loss) to average net assets (%)	(0.25)	(0.22)	(0.08)	(0.17)	(0.41)
Portfolio turnover rate (%)	27	29	30	19	23
Net assets, end of period (in millions)	$13.8	$15.2	$13.8	$9.9	$18.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-204

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.3%
AAR Corp. (a)	14,532	$1,203,104
ATI, Inc. (a)	14,832	1,702,120
Cadre Holdings, Inc.	15,516	633,674
Ducommun, Inc. (a)	6,324	601,602
Hexcel Corp.	13,712	1,013,317
Kratos Defense & Security Solutions, Inc. (a)	13,632	1,034,805
Mercury Systems, Inc. (a)	43,723	3,192,216
Moog, Inc. - Class A	24,504	5,967,949
V2X, Inc. (a)	48,488	2,645,021
VSE Corp.	23,214	4,010,683
		22,004,491
Automobile Components — 2.4%
Dana, Inc.	94,866	2,254,016
Dorman Products, Inc. (a)	6,088	749,981
Garrett Motion, Inc.	239,107	4,167,635
Patrick Industries, Inc. (b)	11,325	1,227,970
		8,399,602
Banks — 10.4%
Ameris Bancorp	58,426	4,339,299
Bancorp, Inc. (a)	39,328	2,655,426
Coastal Financial Corp. (a)	7,632	874,551
FB Financial Corp.	68,248	3,808,238
First Busey Corp.	66,360	1,578,704
Hanmi Financial Corp.	34,144	922,912
Home BancShares, Inc.	116,577	3,238,509
Live Oak Bancshares, Inc.	12,956	445,039
Popular, Inc.	35,811	4,459,186
Prosperity Bancshares, Inc.	44,960	3,107,186
ServisFirst Bancshares, Inc.	18,452	1,324,669
Southstate Bank Corp.	41,465	3,902,271
Western Alliance Bancorp	23,383	1,965,809
Wintrust Financial Corp.	28,446	3,977,320
		36,599,119
Beverages — 0.4%
Vita Coco Co., Inc. (a)	26,853	1,423,477
Biotechnology — 2.1%
Alkermes PLC (a)	30,591	855,936
Apogee Therapeutics, Inc. (a)	5,921	446,917
Disc Medicine, Inc. (a)	6,528	518,389
Mirum Pharmaceuticals, Inc. (a)	11,960	944,721
Rhythm Pharmaceuticals, Inc. (a)	11,704	1,252,796
Scholar Rock Holding Corp. (a)	16,068	707,795
Vericel Corp. (a)	24,535	883,505
Viridian Therapeutics, Inc. (a)	34,375	1,069,750
Xenon Pharmaceuticals, Inc. (a)	14,213	637,027
		7,316,836
Broadline Retail — 0.2%
Pattern Group, Inc. - Class A (a)	49,356	569,568
Building Products — 2.0%
CSW Industrials, Inc. (b)	2,600	763,178
Security Description	Shares	Value
Building Products—(Continued)
Griffon Corp.	42,673	$3,142,866
Modine Manufacturing Co. (a)	4,671	623,625
Resideo Technologies, Inc. (a)	73,266	2,573,102
		7,102,771
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	6,719	1,936,953
Donnelley Financial Solutions, Inc. (a)	50,053	2,336,975
Marex Group PLC	95,185	3,651,297
P10, Inc. - Class A	44,093	432,552
Perella Weinberg Partners	94,715	1,638,569
Piper Sandler Cos.	3,374	1,146,182
PJT Partners, Inc. - Class A	7,446	1,244,971
Stifel Financial Corp.	28,496	3,568,269
WisdomTree, Inc. (b)	30,954	377,329
		16,333,097
Chemicals — 1.8%
Ecovyst, Inc. (a)	220,038	2,140,970
Hawkins, Inc.	12,731	1,808,566
Solstice Advanced Materials, Inc. (a)	51,131	2,483,944
		6,433,480
Commercial Services & Supplies — 1.0%
Boyd Group, Inc.	15,777	2,513,276
Casella Waste Systems, Inc. - Class A (a) (b)	11,755	1,151,285
		3,664,561
Communications Equipment — 0.7%
Calix, Inc. (a)	18,256	966,290
Extreme Networks, Inc. (a)	57,511	957,558
Viavi Solutions, Inc. (a)	29,478	525,298
		2,449,146
Construction & Engineering — 3.1%
Arcosa, Inc.	43,819	4,658,836
Construction Partners, Inc. - Class A (a)	13,639	1,480,513
Everus Construction Group, Inc. (a)	10,781	922,422
Legence Corp. - Class A (a)	10,550	454,072
Limbach Holdings, Inc. (a)	13,611	1,059,616
MYR Group, Inc. (a)	4,259	930,592
Sterling Infrastructure, Inc. (a)	4,085	1,250,950
		10,757,001
Construction Materials — 0.9%
Knife River Corp. (a) (b)	42,934	3,020,407
Containers & Packaging — 0.8%
TriMas Corp.	77,348	2,741,987
Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc. (a)	5,749	956,116
OneSpaWorld Holdings Ltd.	48,638	1,008,752
Phoenix Education Partners, Inc. (a)	42,121	1,276,267
		3,241,135
See accompanying notes to financial statements.
BHFTII-205

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment — 0.8%
Powell Industries, Inc.	8,799	$2,804,945
Electronic Equipment, Instruments & Components — 7.1%
Advanced Energy Industries, Inc.	7,820	1,637,273
Bel Fuse, Inc. - Class B	34,788	5,901,089
Crane NXT Co.	51,886	2,442,274
Itron, Inc. (a)	9,743	904,735
Mirion Technologies, Inc. (a) (b)	46,579	1,090,880
OSI Systems, Inc. (a)	4,793	1,222,503
TD SYNNEX Corp.	23,583	3,542,874
TTM Technologies, Inc. (a)	70,908	4,892,652
Vontier Corp.	91,817	3,413,756
		25,048,036
Energy Equipment & Services — 2.1%
Cactus, Inc. - Class A	21,219	969,284
Kodiak Gas Services, Inc.	79,209	2,962,416
Oceaneering International, Inc. (a)	78,820	1,894,045
Weatherford International PLC	21,336	1,669,755
		7,495,500
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. - Class C (a)	57,972	2,286,995
Financial Services — 2.1%
EVERTEC, Inc.	25,773	749,736
Federal Agricultural Mortgage Corp. - Class C	19,603	3,441,699
Paymentus Holdings, Inc. - Class A (a)	25,152	794,552
WEX, Inc. (a)	16,401	2,443,421
		7,429,408
Food Products — 1.2%
Nomad Foods Ltd.	164,095	2,052,828
Post Holdings, Inc. (a) (b)	22,952	2,273,396
		4,326,224
Gas Utilities — 1.7%
MDU Resources Group, Inc.	120,632	2,354,737
UGI Corp.	93,173	3,487,465
		5,842,202
Health Care Equipment & Supplies — 2.4%
Artivion, Inc. (a)	19,418	885,655
Establishment Labs Holdings, Inc. (a)	22,906	1,669,389
Glaukos Corp. (a)	6,856	774,111
Haemonetics Corp. (a)	26,717	2,141,368
iRhythm Technologies, Inc. (a)	6,390	1,133,842
Lantheus Holdings, Inc. (a)	26,288	1,749,466
		8,353,831
Health Care Providers & Services — 4.1%
Addus HomeCare Corp. (a)	10,984	1,179,572
Alignment Healthcare, Inc. (a)	35,195	695,101
Concentra Group Holdings Parent, Inc.	137,570	2,707,377
Ensign Group, Inc.	5,193	904,621
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Guardian Pharmacy Services, Inc. - Class A (a)	14,614	$439,735
HealthEquity, Inc. (a)	12,226	1,120,024
NeoGenomics, Inc. (a)	37,855	445,175
Omada Health, Inc. (a)	42,892	676,836
Option Care Health, Inc. (a) (b)	90,309	2,877,245
Pennant Group, Inc. (a)	64,237	1,808,271
Progyny, Inc. (a)	17,971	461,495
RadNet, Inc. (a)	17,265	1,231,858
		14,547,310
Hotels, Restaurants & Leisure — 2.3%
Churchill Downs, Inc.	31,465	3,580,088
First Watch Restaurant Group, Inc. (a)	42,922	647,264
Life Time Group Holdings, Inc. (a)	41,902	1,113,755
Pursuit Attractions & Hospitality, Inc. (a) (b)	54,874	1,848,156
Super Group SGHC Ltd.	46,764	558,830
Texas Roadhouse, Inc.	2,588	429,608
		8,177,701
Household Durables — 0.6%
Installed Building Products, Inc.	1,670	433,181
KB Home	29,670	1,673,685
		2,106,866
Independent Power and Renewable Electricity Producers — 0.6%
Talen Energy Corp. (a) (b)	5,767	2,161,702
Industrial REITs — 0.7%
STAG Industrial, Inc.	64,885	2,385,173
Insurance — 1.4%
Fidelis Insurance Holdings Ltd.	107,747	2,108,609
Skyward Specialty Insurance Group, Inc. (a)	56,489	2,887,153
		4,995,762
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	18,246	699,734
IT Services — 0.5%
Kyndryl Holdings, Inc. (a)	70,757	1,879,306
Leisure Products — 1.1%
YETI Holdings, Inc. (a) (b)	88,600	3,913,462
Machinery — 4.7%
Aebi Schmidt Holding AG	157,251	1,989,225
Atmus Filtration Technologies, Inc.	63,816	3,312,688
Blue Bird Corp. (a)	54,249	2,549,703
CECO Environmental Corp. (a)	56,962	3,409,176
ESCO Technologies, Inc.	7,574	1,479,884
Kadant, Inc.	7,396	2,108,008
RBC Bearings, Inc. (a)	3,586	1,608,070
		16,456,754
Marine Transportation — 0.5%
Matson, Inc.	15,065	1,861,281
See accompanying notes to financial statements.
BHFTII-206

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.4%
John Wiley & Sons, Inc. - Class A	43,370	$1,328,423
Multi-Utilities — 0.6%
Avista Corp.	51,971	2,002,962
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp. (a)	86,071	2,966,007
California Resources Corp.	54,105	2,419,034
International Seaways, Inc.	42,309	2,054,102
Magnolia Oil & Gas Corp. - Class A (b)	35,758	782,743
Viper Energy, Inc. - Class A	84,494	3,264,003
		11,485,889
Personal Care Products — 0.3%
BellRing Brands, Inc. (a)	37,353	998,446
Pharmaceuticals — 3.9%
ANI Pharmaceuticals, Inc. (a)	29,679	2,342,860
Axsome Therapeutics, Inc. (a)	7,316	1,336,194
Collegium Pharmaceutical, Inc. (a)	56,492	2,615,580
Ligand Pharmaceuticals, Inc. (a) (b)	8,883	1,679,509
Supernus Pharmaceuticals, Inc. (a)	83,398	4,144,881
Tarsus Pharmaceuticals, Inc. (a)	10,213	836,240
WaVe Life Sciences Ltd. (a)	47,315	804,355
		13,759,619
Professional Services — 2.4%
Amentum Holdings, Inc. (a) (b)	108,441	3,144,789
Concentrix Corp.	50,547	2,101,744
Huron Consulting Group, Inc. (a)	6,547	1,132,042
Korn Ferry	33,293	2,198,004
		8,576,579
Real Estate Management & Development — 1.5%
Colliers International Group, Inc.	19,518	2,869,341
FirstService Corp.	14,896	2,316,775
		5,186,116
Retail REITs — 1.1%
Agree Realty Corp. (b)	30,345	2,185,750
Curbline Properties Corp.	69,757	1,619,060
		3,804,810
Semiconductors & Semiconductor Equipment — 1.1%
MACOM Technology Solutions Holdings, Inc. (a)	11,249	1,926,729
Rambus, Inc. (a)	10,420	957,494
Silicon Laboratories, Inc. (a)	7,789	1,018,022
		3,902,245
Software — 3.7%
Agilysys, Inc. (a) (b)	9,077	1,078,711
Bill Holdings, Inc. (a)	51,764	2,823,208
Five9, Inc. (a)	87,904	1,762,475
I3 Verticals, Inc. - Class A (a) (b)	47,006	1,184,081
JFrog Ltd. (a)	16,472	1,028,841
Life360, Inc. (a) (b)	6,472	415,114
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
NCR Voyix Corp. (a) (b)	172,429	$1,758,776
PagerDuty, Inc. (a)	106,182	1,392,046
Procore Technologies, Inc. (a)	13,281	966,060
Workiva, Inc. (a)	6,799	586,414
		12,995,726
Specialty Retail — 0.7%
Boot Barn Holdings, Inc. (a)	13,511	2,384,286
Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc. (a)	21,785	1,863,053
Kontoor Brands, Inc.	31,162	1,903,687
Levi Strauss & Co. - Class A	91,296	1,893,479
		5,660,219
Trading Companies & Distributors — 4.0%
Applied Industrial Technologies, Inc.	4,897	1,257,403
GATX Corp.	10,961	1,858,986
Herc Holdings, Inc.	20,039	2,973,387
McGrath RentCorp	30,655	3,216,629
NPK International, Inc. (a)	230,034	2,742,005
Rush Enterprises, Inc. - Class A	24,303	1,310,904
SiteOne Landscape Supply, Inc. (a)	5,099	635,131
		13,994,445
Wireless Telecommunication Services — 1.4%
Array Digital Infrastructure, Inc.	93,369	5,006,446
Total Common Stocks (Cost $251,660,032)		345,915,081

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $5,468,970; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $5,577,755	5,468,211	5,468,211
Total Short-Term Investments (Cost $5,468,211)		5,468,211

Securities Lending Reinvestments (e)—1.0%
Short-Term Investment Funds—0.8%
AB Government Money Market Portfolio, Institutional Class 3.610% (f)	169,010	169,010
Allspring Government Money Market Fund, Select Class 3.710% (f)	400,000	400,000
See accompanying notes to financial statements.
BHFTII-207

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (f)	400,000	$400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (f)	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (f)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (f)	400,000	400,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (f)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (f)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (f)	400,000	400,000
		2,769,010

Repurchase Agreements—0.2%
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $508,426; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $518,595	508,318	508,318
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $220,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $224,448	220,000	220,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $7,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $7,384	7,239	7,239
		735,557
Total Securities Lending Reinvestments (Cost $3,504,567)		3,504,567
Total Investments—101.1% (Cost $260,632,810)		354,887,859
Other assets and liabilities (net)—(1.1)%		(3,731,658)
Net Assets—100.0%		$351,156,201

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $21,258,063 and the collateral received consisted of cash in the amount of
$3,504,567 and non-cash collateral with a value of $18,512,764. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$127,553,502	$0	$162,578,256
See accompanying notes to financial statements.
BHFTII-208

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of December 31, 2025
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,504,567)	$—	$—	$—	$(3,504,567)
Gross amount of recognized liabilities for securities lending transactions					$(3,504,567)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$345,915,081	$—	$—	$345,915,081
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	5,468,211	—	5,468,211
Securities Lending Reinvestments
Short-Term Investment Funds	2,769,010	—	—	2,769,010
Repurchase Agreements	—	735,557	—	735,557
Total Securities Lending Reinvestments	2,769,010	735,557	—	3,504,567
Total Investments	$348,684,091	$6,203,768	$0	$354,887,859
Collateral for Securities Loaned (Liability)	$—	$(3,504,567)	$—	$(3,504,567)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-209

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$354,887,859
Receivable for:
Investments sold	99,758
Fund shares sold	322,810
Dividends and interest	217,821
Prepaid expenses	1,212
Total Assets	355,529,460
Liabilities
Collateral for securities loaned	3,504,567
Payable for:
Investments purchased	106,829
Fund shares redeemed	103,111
Accrued Expenses:
Management fees	247,737
Distribution and service fees	21,626
Deferred trustees’ fees	240,496
Other expenses	148,893
Total Liabilities	4,373,259
Net Assets	$351,156,201
Net Assets Consist of:
Paid in surplus	$229,786,850
Distributable earnings (Accumulated losses)	121,369,351
Net Assets	$351,156,201
Net Assets
Class A	$245,334,847
Class B	90,441,747
Class E	15,379,607
Capital Shares Outstanding*
Class A	1,094,957
Class B	462,643
Class E	73,925
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$224.06
Class B	195.49
Class E	208.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $260,632,810.
(b)	Includes securities loaned at value of $21,258,063.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$5,608,703
Interest	228,599
Securities lending income	35,318
Total investment income	5,872,620
Expenses
Management fees	3,176,877
Administration fees	35,413
Custodian and accounting fees	18,777
Distribution and service fees—Class B	233,571
Distribution and service fees—Class E	23,998
Audit and tax services	50,282
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	59,895
Insurance	3,124
Miscellaneous	13,052
Total expenses	3,725,574
Less management fee waiver	(295,486)
Less broker commission recapture	(16,629)
Net expenses	3,413,459
Net Investment Income	2,459,161
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	25,345,184
Net change in unrealized appreciation (depreciation) on:
Investments	(10,285,545)
Foreign currency transactions	(1)
Net change in unrealized appreciation (depreciation)	(10,285,546)
Net realized and unrealized gain (loss)	15,059,638
Net Increase (Decrease) in Net Assets From Operations	$17,518,799

(a)	Net of foreign withholding taxes of $7,494.
See accompanying notes to financial statements.
BHFTII-210

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,459,161	$618,263
Net realized gain (loss)	25,345,184	42,099,840
Net change in unrealized appreciation (depreciation)	(10,285,546)	(464,789)
Increase (decrease) in net assets from operations	17,518,799	42,253,314
From Distributions to Shareholders
Class A	(28,647,096)	(17,254,981)
Class B	(12,376,714)	(7,777,177)
Class E	(1,974,793)	(1,324,278)
Total distributions	(42,998,603)	(26,356,436)
Increase (decrease) in net assets from capital share transactions	3,753,823	(20,665,319)
Total increase (decrease) in net assets	(21,725,981)	(4,768,441)
Net Assets
Beginning of period	372,882,182	377,650,623
End of period	$351,156,201	$372,882,182

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	15,297	$3,415,303	19,562	$4,653,008
Reinvestments	138,212	28,647,096	75,211	17,254,981
Redemptions	(117,328)	(26,323,870)	(111,245)	(26,649,246)
Net increase (decrease)	36,181	$5,738,529	(16,472)	$(4,741,257)
Class B
Sales	17,262	$3,430,936	13,995	$2,954,856
Reinvestments	68,342	12,376,714	38,131	7,777,177
Redemptions	(87,603)	(17,235,142)	(110,925)	(23,893,387)
Net increase (decrease)	(1,999)	$(1,427,492)	(58,799)	$(13,161,354)
Class E
Sales	1,990	$418,422	2,125	$483,747
Reinvestments	10,252	1,974,793	6,157	1,324,278
Redemptions	(14,127)	(2,950,429)	(20,246)	(4,570,733)
Net increase (decrease)	(1,885)	$(557,214)	(11,964)	$(2,762,708)
Increase (decrease) derived from capital shares transactions		$3,753,823		$(20,665,319)
See accompanying notes to financial statements.
BHFTII-211

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$241.77	$232.13	$207.66	$307.10	$267.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.73	0.58	0.50	0.73	0.04
Net realized and unrealized gain (loss)	8.77	25.77	34.78	(50.49)	57.96
Total income (loss) from investment operations	10.50	26.35	35.28	(49.76)	58.00
Less Distributions
Distributions from net investment income	(0.49)	(0.35)	(0.43)	0.00	(0.25)
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(28.21)	(16.71)	(10.81)	(49.68)	(18.63)
Net Asset Value, End of Period	$224.06	$241.77	$232.13	$207.66	$307.10
Total Return (%) (b)	5.29	11.74	17.46	(15.06)	21.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98	0.98	0.98	0.96	0.96
Net ratio of expenses to average net assets (%) (c)	0.90	0.90	0.89	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	0.77	0.24	0.23	0.31	0.01
Portfolio turnover rate (%)	37	31	28	31	29
Net assets, end of period (in millions)	$245.3	$256.0	$249.6	$230.6	$291.6

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$214.64	$208.02	$187.19	$283.63	$248.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.02	(0.03)	(0.03)	0.13	(0.64)
Net realized and unrealized gain (loss)	7.55	23.01	31.24	(46.89)	53.77
Total income (loss) from investment operations	8.57	22.98	31.21	(46.76)	53.13
Less Distributions
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Net Asset Value, End of Period	$195.49	$214.64	$208.02	$187.19	$283.63
Total Return (%) (b)	5.02	11.46	17.18	(15.28)	21.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23	1.23	1.23	1.21	1.21
Net ratio of expenses to average net assets (%) (c)	1.15	1.15	1.14	1.13	1.12
Ratio of net investment income (loss) to average net assets (%)	0.52	(0.01)	(0.02)	0.06	(0.23)
Portfolio turnover rate (%)	37	31	28	31	29
Net assets, end of period (in millions)	$90.4	$99.7	$108.9	$104.8	$142.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-212

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$226.47	$218.42	$195.97	$293.73	$256.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.29	0.19	0.17	0.35	(0.38)
Net realized and unrealized gain (loss)	8.10	24.22	32.76	(48.43)	55.56
Total income (loss) from investment operations	9.39	24.41	32.93	(48.08)	55.18
Less Distributions
Distributions from net investment income	(0.10)	0.00	(0.10)	0.00	0.00
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(27.82)	(16.36)	(10.48)	(49.68)	(18.38)
Net Asset Value, End of Period	$208.04	$226.47	$218.42	$195.97	$293.73
Total Return (%) (b)	5.13	11.57	17.29	(15.19)	21.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13	1.13	1.13	1.11	1.11
Net ratio of expenses to average net assets (%) (c)	1.05	1.05	1.04	1.03	1.02
Ratio of net investment income (loss) to average net assets (%)	0.62	0.09	0.08	0.16	(0.13)
Portfolio turnover rate (%)	37	31	28	31	29
Net assets, end of period (in millions)	$15.4	$17.2	$19.2	$18.6	$24.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-213

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.4%
AAR Corp. (a)	54,046	$4,474,468
ATI, Inc. (a)	55,116	6,325,112
Cadre Holdings, Inc. (b)	57,537	2,349,811
Ducommun, Inc. (a)	23,617	2,246,685
Hexcel Corp. (b)	50,973	3,766,905
Kratos Defense & Security Solutions, Inc. (a)	49,949	3,791,629
Mercury Systems, Inc. (a) (b)	60,408	4,410,388
		27,364,998
Automobile Components — 2.3%
Dorman Products, Inc. (a)	22,624	2,787,051
Patrick Industries, Inc. (b)	42,098	4,564,686
		7,351,737
Banks — 3.7%
Bancorp, Inc. (a)	55,039	3,716,233
Coastal Financial Corp. (a)	28,505	3,266,388
FB Financial Corp.	57,909	3,231,322
Live Oak Bancshares, Inc.	48,382	1,661,922
		11,875,865
Beverages — 1.6%
Vita Coco Co., Inc. (a)	100,317	5,317,804
Biotechnology — 8.4%
Alkermes PLC (a)	115,483	3,231,214
Apogee Therapeutics, Inc. (a)	22,112	1,669,014
Disc Medicine, Inc. (a)	24,377	1,935,778
Mirum Pharmaceuticals, Inc. (a)	44,441	3,510,395
Rhythm Pharmaceuticals, Inc. (a)	43,479	4,653,992
Scholar Rock Holding Corp. (a)	59,709	2,630,181
Vericel Corp. (a)	91,209	3,284,436
Viridian Therapeutics, Inc. (a)	127,813	3,977,541
Xenon Pharmaceuticals, Inc. (a)	52,820	2,367,392
		27,259,943
Broadline Retail — 0.7%
Pattern Group, Inc. - Class A (a)	184,295	2,126,764
Building Products — 1.6%
CSW Industrials, Inc. (b)	9,652	2,833,151
Modine Manufacturing Co. (a)	17,286	2,307,854
		5,141,005
Capital Markets — 4.7%
Marex Group PLC	92,419	3,545,193
P10, Inc. - Class A	164,045	1,609,282
Piper Sandler Cos.	12,538	4,259,284
PJT Partners, Inc. - Class A	27,636	4,620,739
WisdomTree, Inc. (b)	115,586	1,408,993
		15,443,491
Commercial Services & Supplies — 1.3%
Casella Waste Systems, Inc. - Class A (a) (b)	43,634	4,273,514
Security Description	Shares	Value
Communications Equipment — 2.8%
Calix, Inc. (a)	68,182	$3,608,873
Extreme Networks, Inc. (a)	214,770	3,575,921
Viavi Solutions, Inc. (a)	110,011	1,960,396
		9,145,190
Construction & Engineering — 7.0%
Arcosa, Inc.	39,041	4,150,839
Construction Partners, Inc. - Class A (a)	50,663	5,499,469
Everus Construction Group, Inc. (a)	40,267	3,445,245
Legence Corp. - Class A (a)	39,382	1,695,001
MYR Group, Inc. (a)	15,905	3,475,242
Sterling Infrastructure, Inc. (a)	15,114	4,628,360
		22,894,156
Diversified Consumer Services — 2.2%
Grand Canyon Education, Inc. (a)	21,367	3,553,546
OneSpaWorld Holdings Ltd.	180,897	3,751,804
		7,305,350
Electronic Equipment, Instruments & Components — 5.6%
Advanced Energy Industries, Inc.	29,063	6,084,920
Itron, Inc. (a)	36,201	3,361,625
Mirion Technologies, Inc. (a) (b)	173,907	4,072,902
OSI Systems, Inc. (a) (b)	17,907	4,567,359
		18,086,806
Energy Equipment & Services — 2.1%
Cactus, Inc. - Class A	78,888	3,603,604
Oceaneering International, Inc. (a)	137,310	3,299,559
		6,903,163
Financial Services — 1.8%
EVERTEC, Inc.	95,771	2,785,979
Paymentus Holdings, Inc. - Class A (a)	93,924	2,967,059
		5,753,038
Health Care Equipment & Supplies — 5.1%
Artivion, Inc. (a)	72,511	3,307,227
Establishment Labs Holdings, Inc. (a) (b)	85,374	6,222,057
Glaukos Corp. (a)	25,448	2,873,334
iRhythm Technologies, Inc. (a)	23,881	4,237,444
		16,640,062
Health Care Providers & Services — 6.8%
Alignment Healthcare, Inc. (a)	131,301	2,593,195
Ensign Group, Inc.	19,272	3,357,182
Guardian Pharmacy Services, Inc. - Class A (a) (b)	54,573	1,642,102
HealthEquity, Inc. (a)	45,449	4,163,583
NeoGenomics, Inc. (a)	141,265	1,661,276
Omada Health, Inc. (a)	160,182	2,527,672
Progyny, Inc. (a)	67,095	1,723,000
RadNet, Inc. (a) (b)	64,163	4,578,030
		22,246,040
See accompanying notes to financial statements.
BHFTII-214

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 3.1%
First Watch Restaurant Group, Inc. (a)	160,368	$2,418,350
Life Time Group Holdings, Inc. (a)	155,635	4,136,778
Super Group SGHC Ltd.	174,659	2,087,175
Texas Roadhouse, Inc.	9,574	1,589,284
		10,231,587
Household Durables — 0.5%
Installed Building Products, Inc.	6,238	1,618,075
Interactive Media & Services — 0.8%
Cargurus, Inc. (a)	68,182	2,614,780
Leisure Products — 1.2%
YETI Holdings, Inc. (a) (b)	89,688	3,961,519
Machinery — 3.5%
ESCO Technologies, Inc.	28,117	5,493,781
RBC Bearings, Inc. (a)	13,329	5,977,123
		11,470,904
Oil, Gas & Consumable Fuels — 0.9%
Magnolia Oil & Gas Corp. - Class A	132,872	2,908,568
Pharmaceuticals — 6.5%
Axsome Therapeutics, Inc. (a)	27,217	4,970,913
Ligand Pharmaceuticals, Inc. (a) (b)	33,020	6,243,091
Supernus Pharmaceuticals, Inc. (a)	79,571	3,954,679
Tarsus Pharmaceuticals, Inc. (a)	38,141	3,122,985
WaVe Life Sciences Ltd. (a)	175,962	2,991,354
		21,283,022
Professional Services — 1.3%
Huron Consulting Group, Inc. (a)	24,331	4,207,073
Semiconductors & Semiconductor Equipment — 4.5%
MACOM Technology Solutions Holdings, Inc. (a)	41,803	7,160,018
Rambus, Inc. (a) (b)	38,906	3,575,072
Silicon Laboratories, Inc. (a)	28,955	3,784,419
		14,519,509
Software — 4.7%
Agilysys, Inc. (a) (b)	33,703	4,005,265
JFrog Ltd. (a)	61,525	3,842,851
Life360, Inc. (a)	24,175	1,550,584
Procore Technologies, Inc. (a)	49,359	3,590,374
Workiva, Inc. (a)	25,215	2,174,794
		15,163,868
Specialty Retail — 1.2%
Boot Barn Holdings, Inc. (a)	21,569	3,806,281
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	18,201	4,673,471
McGrath RentCorp	20,560	2,157,361
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
SiteOne Landscape Supply, Inc. (a)	18,946	$2,359,913
		9,190,745
Total Common Stocks (Cost $230,774,281)		316,104,857

Short-Term Investments—3.1%
Repurchase Agreement—3.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $9,983,564; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $10,181,825	9,982,177	9,982,177
Total Short-Term Investments (Cost $9,982,177)		9,982,177

Securities Lending Reinvestments (c)—1.1%
Short-Term Investment Funds—1.1%
AB Government Money Market Portfolio, Institutional Class 3.610% (d)	5,000	5,000
Allspring Government Money Market Fund, Select Class 3.710% (d)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (d)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (d)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (d)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.690% (d)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (d)	500,000	500,000
		3,505,000

Repurchase Agreements—0.0%
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $188,667; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $192,440	188,627	188,627
See accompanying notes to financial statements.
BHFTII-215

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $2,702; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $2,755	2,701	$2,701
		191,328
Total Securities Lending Reinvestments (Cost $3,696,328)		3,696,328
Total Investments—101.3% (Cost $244,452,786)		329,783,362
Other assets and liabilities (net)—(1.3)%		(4,119,712)
Net Assets—100.0%		$325,663,650

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $47,565,219 and the collateral received consisted of cash in the amount of
$3,696,328 and non-cash collateral with a value of $45,516,063. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$136,585,322	$0	$169,884,216
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,696,328)	$—	$—	$—	$(3,696,328)
Gross amount of recognized liabilities for securities lending transactions					$(3,696,328)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$316,104,857	$—	$—	$316,104,857
Total Short-Term Investments*	—	9,982,177	—	9,982,177
Securities Lending Reinvestments
Short-Term Investment Funds	3,505,000	—	—	3,505,000
See accompanying notes to financial statements.
BHFTII-216

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$191,328	$—	$191,328
Total Securities Lending Reinvestments	3,505,000	191,328	—	3,696,328
Total Investments	$319,609,857	$10,173,505	$—	$329,783,362
Collateral for Securities Loaned (Liability)	$—	$(3,696,328)	$—	$(3,696,328)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-217

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$329,783,362
Receivable for:
Investments sold	368,802
Fund shares sold	261,283
Dividends and interest	1,946
Prepaid expenses	1,147
Total Assets	330,416,540
Liabilities
Collateral for securities loaned	3,696,328
Payable for:
Investments purchased	397,967
Fund shares redeemed	47,279
Accrued Expenses:
Management fees	227,700
Distribution and service fees	9,920
Deferred trustees’ fees	240,736
Other expenses	132,960
Total Liabilities	4,752,890
Net Assets	$325,663,650
Net Assets Consist of:
Paid in surplus	$217,267,229
Distributable earnings (Accumulated losses)	108,396,421
Net Assets	$325,663,650
Net Assets
Class A	$277,931,501
Class B	42,562,799
Class E	5,169,350
Capital Shares Outstanding*
Class A	24,859,295
Class B	4,696,352
Class E	518,840
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.18
Class B	9.06
Class E	9.96

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $244,452,786.
(b)	Includes securities loaned at value of $47,565,219.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends	$881,706
Interest	316,642
Securities lending income	31,717
Total investment income	1,230,065
Expenses
Management fees	2,949,871
Administration fees	34,472
Custodian and accounting fees	23,010
Distribution and service fees—Class B	110,297
Distribution and service fees—Class E	8,057
Audit and tax services	50,282
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	30,785
Insurance	2,904
Miscellaneous	12,903
Total expenses	3,333,166
Less management fee waiver	(307,764)
Less broker commission recapture	(14,138)
Net expenses	3,011,264
Net Investment Loss	(1,781,199)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	24,458,155
Net change in unrealized appreciation (depreciation) on investments	(8,858,113)
Net realized and unrealized gain (loss)	15,600,042
Net Increase (Decrease) in Net Assets From Operations	$13,818,843
See accompanying notes to financial statements.
BHFTII-218

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,781,199)	$(1,693,979)
Net realized gain (loss)	24,458,155	37,783,351
Net change in unrealized appreciation (depreciation)	(8,858,113)	15,840,389
Increase (decrease) in net assets from operations	13,818,843	51,929,761
From Distributions to Shareholders
Class A	(31,247,678)	(2,721,716)
Class B	(5,895,211)	(524,755)
Class E	(661,258)	(56,341)
Total distributions	(37,804,147)	(3,302,812)
Increase (decrease) in net assets from capital share transactions	6,859,642	(83,041,313)
Total increase (decrease) in net assets	(17,125,662)	(34,414,364)
Net Assets
Beginning of period	342,789,312	377,203,676
End of period	$325,663,650	$342,789,312

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	883,790	$9,810,579	202,091	$2,286,136
Reinvestments	2,993,073	31,247,678	243,663	2,721,716
Redemptions	(2,970,171)	(33,613,861)	(6,879,249)	(79,879,645)
Net increase (decrease)	906,692	$7,444,396	(6,433,495)	$(74,871,793)
Class B
Sales	259,642	$2,395,748	221,142	$2,117,771
Reinvestments	696,011	5,895,211	56,304	524,755
Redemptions	(965,523)	(8,869,440)	(1,066,637)	(10,169,960)
Net increase (decrease)	(9,870)	$(578,481)	(789,191)	$(7,527,434)
Class E
Sales	17,082	$178,231	5,385	$54,111
Reinvestments	71,027	661,258	5,573	56,341
Redemptions	(85,267)	(845,762)	(72,828)	(752,538)
Net increase (decrease)	2,842	$(6,273)	(61,870)	$(642,086)
Increase (decrease) derived from capital shares transactions		$6,859,642		$(83,041,313)
See accompanying notes to financial statements.
BHFTII-219

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.09	$10.62	$9.49	$16.30	$16.31
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.06)	(0.05)	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.46	1.62	1.17	(3.96)	1.65
Total income (loss) from investment operations	0.40	1.57	1.13	(4.01)	1.56
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$11.18	$12.09	$10.62	$9.49	$16.30
Total Return (%) (c)	4.03	14.88	11.91	(22.96)	10.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98	0.97	0.97	0.95	0.95
Net ratio of expenses to average net assets (%) (d)	0.89	0.88	0.87	0.86	0.86
Ratio of net investment income (loss) to average net assets (%)	(0.51)	(0.43)	(0.42)	(0.43)	(0.57)
Portfolio turnover rate (%)	43	37	36	33	44
Net assets, end of period (in millions)	$277.9	$289.7	$322.8	$311.3	$416.3

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.08	$8.89	$7.97	$14.35	$14.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)	(0.06)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	0.36	1.35	0.98	(3.52)	1.47
Total income (loss) from investment operations	0.29	1.29	0.92	(3.58)	1.35
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$9.06	$10.08	$8.89	$7.97	$14.35
Total Return (%) (c)	3.73	14.63	11.54	(23.10)	9.74
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23	1.22	1.22	1.20	1.20
Net ratio of expenses to average net assets (%) (d)	1.14	1.13	1.12	1.11	1.11
Ratio of net investment income (loss) to average net assets (%)	(0.76)	(0.68)	(0.67)	(0.68)	(0.81)
Portfolio turnover rate (%)	43	37	36	33	44
Net assets, end of period (in millions)	$42.6	$47.5	$48.9	$48.7	$69.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-220

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.94	$9.63	$8.62	$15.19	$15.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)	(0.06)	(0.05)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	0.40	1.47	1.06	(3.71)	1.55
Total income (loss) from investment operations	0.33	1.41	1.01	(3.77)	1.44
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$9.96	$10.94	$9.63	$8.62	$15.19
Total Return (%) (c)	3.80	14.75	11.72	(23.07)	9.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13	1.12	1.12	1.10	1.10
Net ratio of expenses to average net assets (%) (d)	1.04	1.03	1.02	1.01	1.01
Ratio of net investment income (loss) to average net assets (%)	(0.66)	(0.58)	(0.56)	(0.58)	(0.70)
Portfolio turnover rate (%)	43	37	36	33	44
Net assets, end of period (in millions)	$5.2	$5.6	$5.6	$5.5	$7.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-221

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
U.S. Treasury & Government Agencies—46.0% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.5%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	$702,892
1.230%, 07/29/30	1,000,000	887,964
4.580%, 04/02/29	2,100,000	2,102,219
Federal Home Loan Banks
4.000%, 10/09/26	1,000,000	1,003,050
4.000%, 03/10/27	500,000	502,551
5.500%, 07/15/36	2,000,000	2,186,551
Federal Home Loan Mortgage Corp.
4.500%, 05/23/30	3,000,000	3,003,705
6.250%, 07/15/32	1,100,000	1,245,285
Federal National Mortgage Association
0.750%, 10/08/27	750,000	714,983
6.625%, 11/15/30 (a)	1,450,000	1,636,233
7.250%, 05/15/30	1,300,000	1,484,762
Tennessee Valley Authority
3.500%, 12/15/42 (a)	1,600,000	1,336,158
4.375%, 08/01/34	500,000	505,529
		17,311,882
U.S. Treasury — 45.5%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,612,469
1.125%, 08/15/40	3,200,000	2,017,500
1.250%, 05/15/50 (a)	6,400,000	3,080,000
1.375%, 11/15/40	6,000,000	3,910,312
1.375%, 08/15/50	7,100,000	3,507,844
1.625%, 11/15/50	5,200,000	2,743,000
1.750%, 08/15/41	7,000,000	4,742,500
1.875%, 02/15/41	7,000,000	4,908,750
1.875%, 02/15/51	8,000,000	4,491,250
1.875%, 11/15/51	9,500,000	5,276,953
2.000%, 11/15/41	9,100,000	6,375,687
2.000%, 02/15/50 (a)	6,400,000	3,769,000
2.000%, 08/15/51	9,600,000	5,526,000
2.250%, 05/15/41 (a)	3,700,000	2,732,219
2.250%, 08/15/46 (a)	3,000,000	1,982,344
2.250%, 08/15/49	6,000,000	3,780,000
2.250%, 02/15/52	5,400,000	3,292,312
2.375%, 02/15/42	5,000,000	3,695,312
2.375%, 11/15/49 (a)	3,000,000	1,935,938
2.375%, 05/15/51	5,300,000	3,355,562
2.500%, 02/15/45 (a)	4,000,000	2,844,375
2.500%, 05/15/46	4,800,000	3,343,500
2.750%, 08/15/42	4,820,000	3,733,994
2.750%, 11/15/42	1,200,000	925,313
2.750%, 08/15/47	3,000,000	2,152,031
2.750%, 11/15/47 (a)	9,000,000	6,436,406
2.875%, 05/15/43 (a)	3,260,000	2,539,744
2.875%, 08/15/45	2,200,000	1,656,875
2.875%, 11/15/46	2,000,000	1,482,813
2.875%, 05/15/49	16,100,000	11,602,062
2.875%, 05/15/52	9,000,000	6,316,875
3.000%, 11/15/44	2,600,000	2,019,063
3.000%, 05/15/45	3,100,000	2,395,234
3.000%, 02/15/47	3,000,000	2,267,344
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 05/15/47 (a)	2,800,000	$2,110,938
3.000%, 02/15/48	1,300,000	971,344
3.000%, 08/15/48	7,700,000	5,724,469
3.000%, 02/15/49	6,300,000	4,660,031
3.000%, 08/15/52	9,200,000	6,618,250
3.125%, 11/15/41	1,500,000	1,244,531
3.125%, 02/15/43	3,270,000	2,655,342
3.125%, 08/15/44	4,000,000	3,178,750
3.125%, 05/15/48	2,500,000	1,906,641
3.250%, 05/15/42	3,100,000	2,595,281
3.375%, 08/15/42	2,200,000	1,865,875
3.375%, 05/15/44	3,000,000	2,485,312
3.375%, 11/15/48	6,000,000	4,767,187
3.500%, 02/15/39 (a)	1,872,000	1,710,833
3.625%, 08/15/43	2,600,000	2,253,062
3.625%, 02/15/44	2,420,000	2,085,738
3.625%, 02/15/53	4,300,000	3,497,109
3.625%, 05/15/53	7,600,000	6,175,000
3.750%, 08/15/41	1,300,000	1,175,891
3.750%, 11/15/43	3,400,000	2,990,937
3.875%, 02/15/43	9,000,000	8,128,125
3.875%, 05/15/43	7,600,000	6,843,562
4.000%, 11/15/42	3,100,000	2,852,000
4.000%, 11/15/52 (a)	10,000,000	8,709,375
4.125%, 08/15/44 (a)	3,000,000	2,763,750
4.125%, 08/15/53	7,700,000	6,845,781
4.250%, 11/15/40	1,780,000	1,723,263
4.250%, 02/15/54	4,100,000	3,723,312
4.250%, 08/15/54	7,200,000	6,539,625
4.375%, 11/15/39	1,900,000	1,879,516
4.375%, 05/15/40	1,220,000	1,203,416
4.375%, 05/15/41	1,350,000	1,319,625
4.375%, 08/15/43	2,200,000	2,109,250
4.500%, 02/15/36 (a)	600,000	620,344
4.500%, 05/15/38 (a)	1,500,000	1,532,344
4.500%, 08/15/39	2,000,000	2,009,063
4.500%, 02/15/44	4,200,000	4,079,250
4.500%, 11/15/54	8,200,000	7,768,219
4.625%, 02/15/40	1,300,000	1,318,078
4.625%, 05/15/44	8,000,000	7,885,000
4.625%, 11/15/44 (a)	2,100,000	2,065,547
4.625%, 05/15/54 (a)	5,700,000	5,512,969
4.625%, 02/15/55 (a)	6,300,000	6,096,234
4.625%, 11/15/55	1,000,000	967,656
4.750%, 02/15/41	1,900,000	1,940,375
4.750%, 11/15/43 (a)	9,800,000	9,836,750
4.750%, 02/15/45	8,200,000	8,188,469
4.750%, 11/15/53 (a)	9,800,000	9,659,125
4.875%, 08/15/45 (a)	2,900,000	2,939,422
5.250%, 02/15/29 (a)	750,000	787,559
6.250%, 05/15/30	2,500,000	2,754,492
U.S. Treasury Notes
0.375%, 07/31/27 (a)	3,100,000	2,953,355
0.375%, 09/30/27	6,300,000	5,972,203
0.500%, 04/30/27	4,000,000	3,846,406
See accompanying notes to financial statements.
BHFTII-222

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 10/31/27	3,800,000	$3,601,242
0.625%, 11/30/27 (a)	7,000,000	6,634,414
0.625%, 12/31/27 (a)	7,200,000	6,807,375
0.625%, 05/15/30 (a)	8,000,000	7,026,875
0.625%, 08/15/30	13,800,000	12,018,937
0.750%, 01/31/28	2,000,000	1,891,250
0.875%, 11/15/30	7,700,000	6,738,102
1.000%, 07/31/28	4,000,000	3,754,375
1.125%, 02/29/28	1,200,000	1,141,594
1.125%, 08/31/28 (a)	6,000,000	5,638,125
1.125%, 02/15/31 (a)	7,500,000	6,609,375
1.250%, 03/31/28	5,100,000	4,854,961
1.250%, 04/30/28	6,000,000	5,700,937
1.250%, 05/31/28 (a)	3,400,000	3,224,422
1.250%, 06/30/28 (a)	5,900,000	5,585,641
1.250%, 09/30/28	6,000,000	5,645,625
1.250%, 08/15/31	21,800,000	19,017,094
1.375%, 10/31/28	3,300,000	3,109,992
1.375%, 11/15/31	19,900,000	17,356,531
1.500%, 01/31/27	19,900,000	19,477,125
1.500%, 11/30/28	14,200,000	13,406,797
1.500%, 02/15/30 (a)	8,300,000	7,629,516
1.625%, 08/15/29 (a)	7,900,000	7,380,945
1.625%, 05/15/31	13,200,000	11,838,750
1.750%, 01/31/29	5,000,000	4,739,453
1.875%, 02/28/27 (a)	8,700,000	8,539,254
1.875%, 02/28/29	2,100,000	1,995,328
1.875%, 02/15/32	9,200,000	8,216,750
2.250%, 02/15/27 (a)	4,300,000	4,240,203
2.250%, 08/15/27	6,100,000	5,982,289
2.250%, 11/15/27 (a)	2,600,000	2,542,617
2.375%, 05/15/27	10,000,000	9,848,828
2.375%, 03/31/29	4,200,000	4,048,734
2.375%, 05/15/29	6,800,000	6,542,875
2.500%, 03/31/27 (a)	5,100,000	5,037,047
2.625%, 05/31/27 (a)	4,000,000	3,952,500
2.625%, 02/15/29	8,300,000	8,073,695
2.750%, 04/30/27	7,200,000	7,130,250
2.750%, 07/31/27	15,600,000	15,425,719
2.750%, 02/15/28 (a)	6,000,000	5,910,469
2.750%, 05/31/29	13,800,000	13,436,672
2.750%, 08/15/32 (a)	8,700,000	8,120,906
2.875%, 05/15/28	5,900,000	5,817,492
2.875%, 08/15/28 (a)	6,000,000	5,905,781
2.875%, 05/15/32	10,500,000	9,914,297
3.125%, 11/15/28	8,000,000	7,913,750
3.125%, 08/31/29	5,300,000	5,213,875
3.250%, 06/30/27 (a)	4,200,000	4,186,219
3.375%, 09/15/27 (a)	15,400,000	15,374,133
3.375%, 05/15/33 (a)	7,300,000	7,030,812
3.500%, 10/31/27	10,000,000	10,003,906
3.500%, 01/31/28 (a)	4,000,000	4,001,250
3.500%, 04/30/28	12,300,000	12,300,961
3.500%, 09/30/29	8,500,000	8,466,133
3.500%, 01/31/30	11,300,000	11,243,500
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 04/30/30 (a)	8,300,000	$8,248,125
3.500%, 02/15/33 (a)	10,700,000	10,415,781
3.625%, 03/31/28 (a)	6,200,000	6,217,922
3.625%, 08/15/28	4,000,000	4,011,563
3.625%, 08/31/29 (a)	12,000,000	12,006,563
3.625%, 03/31/30	5,200,000	5,194,719
3.625%, 09/30/30	6,000,000	5,982,656
3.750%, 08/15/27	15,200,000	15,265,313
3.750%, 04/15/28	15,100,000	15,182,578
3.750%, 05/15/28	7,000,000	7,040,469
3.750%, 12/31/28	15,300,000	15,394,430
3.750%, 12/31/30	11,400,000	11,417,812
3.750%, 08/31/31	10,000,000	9,978,125
3.875%, 07/31/27	9,900,000	9,959,168
3.875%, 10/15/27	15,200,000	15,304,500
3.875%, 11/30/27	4,000,000	4,029,063
3.875%, 12/31/27	500,000	503,809
3.875%, 03/15/28	12,900,000	13,006,828
3.875%, 06/15/28	4,000,000	4,035,938
3.875%, 09/30/29 (a)	4,900,000	4,945,172
3.875%, 12/31/29	8,200,000	8,274,953
3.875%, 04/30/30	7,900,000	7,968,508
3.875%, 06/30/30	8,000,000	8,067,500
3.875%, 08/15/33 (a)	19,900,000	19,769,406
3.875%, 08/15/34	14,000,000	13,811,875
4.000%, 01/15/27	6,000,000	6,029,297
4.000%, 12/15/27 (a)	8,100,000	8,180,367
4.000%, 02/29/28	12,100,000	12,228,562
4.000%, 06/30/28	3,000,000	3,035,859
4.000%, 01/31/29	8,200,000	8,307,625
4.000%, 07/31/29	5,900,000	5,979,742
4.000%, 10/31/29 (a)	5,000,000	5,068,750
4.000%, 02/28/30 (a)	2,000,000	2,026,875
4.000%, 03/31/30 (a)	4,000,000	4,054,063
4.000%, 05/31/30 (a)	4,900,000	4,966,609
4.000%, 07/31/30	14,900,000	15,101,383
4.000%, 01/31/31	11,200,000	11,341,750
4.000%, 04/30/32	17,800,000	17,941,844
4.000%, 02/15/34 (a)	8,300,000	8,289,625
4.000%, 11/15/35 (a)	11,100,000	10,964,719
4.125%, 01/31/27 (a)	17,000,000	17,108,242
4.125%, 02/15/27	5,900,000	5,938,719
4.125%, 09/30/27	4,000,000	4,043,438
4.125%, 10/31/27 (a)	5,900,000	5,966,375
4.125%, 11/15/27 (a)	15,100,000	15,275,184
4.125%, 07/31/28	12,100,000	12,284,336
4.125%, 03/31/29	13,100,000	13,325,156
4.125%, 10/31/29 (a)	14,000,000	14,249,375
4.125%, 08/31/30 (a)	4,100,000	4,175,594
4.125%, 07/31/31	3,100,000	3,154,250
4.125%, 10/31/31	11,200,000	11,388,125
4.125%, 02/29/32	16,100,000	16,350,305
4.125%, 11/15/32 (a)	15,200,000	15,397,125
4.250%, 02/15/28 (a)	4,900,000	4,976,180
4.250%, 02/28/29	15,000,000	15,311,719
See accompanying notes to financial statements.
BHFTII-223

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 06/30/29	2,000,000	$2,043,750
4.250%, 01/31/30	3,100,000	3,171,445
4.250%, 02/28/31	6,000,000	6,144,375
4.250%, 06/30/31 (a)	11,100,000	11,364,492
4.250%, 11/15/34	14,300,000	14,483,219
4.250%, 05/15/35	12,100,000	12,226,672
4.250%, 08/15/35 (a)	13,500,000	13,624,453
4.375%, 07/15/27 (a)	5,900,000	5,979,051
4.375%, 08/31/28	7,100,000	7,252,539
4.375%, 11/30/28 (a)	2,000,000	2,046,250
4.375%, 12/31/29 (a)	8,000,000	8,219,375
4.375%, 11/30/30	3,000,000	3,089,531
4.375%, 05/15/34	16,000,000	16,382,500
4.500%, 04/15/27	9,000,000	9,111,445
4.500%, 05/15/27 (a)	14,900,000	15,097,891
4.500%, 12/31/31	3,900,000	4,041,375
4.500%, 11/15/33	13,700,000	14,173,078
4.625%, 06/15/27 (a)	14,900,000	15,140,379
4.625%, 09/30/28 (a)	5,800,000	5,965,844
4.625%, 04/30/29	14,800,000	15,286,781
4.625%, 09/30/30	4,000,000	4,160,938
4.625%, 04/30/31	10,800,000	11,253,937
4.625%, 05/31/31	10,800,000	11,254,781
4.625%, 02/15/35 (a)	10,300,000	10,715,219
4.875%, 10/31/28 (a)	11,800,000	12,222,219
4.875%, 10/31/30 (a)	4,800,000	5,047,125
		1,502,734,893
Total U.S. Treasury & Government Agencies (Cost $1,559,935,774)		1,520,046,775

Corporate Bonds & Notes—25.1%
Aerospace/Defense — 0.4%
Boeing Co.
5.150%, 05/01/30	2,300,000	2,364,791
5.930%, 05/01/60 (a)	1,100,000	1,080,904
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35 (a)	459,000	449,168
General Dynamics Corp.
4.950%, 08/15/35 (a)	1,000,000	1,021,560
General Electric Co.
7.500%, 08/21/35	100,000	120,757
L3Harris Technologies, Inc.
5.400%, 01/15/27	1,500,000	1,521,675
Lockheed Martin Corp.
4.090%, 09/15/52	954,000	758,621
Northrop Grumman Corp.
3.250%, 01/15/28 (a)	1,100,000	1,085,744
Northrop Grumman Systems Corp.
7.750%, 02/15/31 (a)	515,000	596,179
RTX Corp.
3.125%, 05/04/27	1,000,000	989,670
4.500%, 06/01/42 (a)	1,645,000	1,490,436
6.100%, 03/15/34	1,800,000	1,972,944
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
RTX Corp.
7.500%, 09/15/29 (a)	200,000	$222,756
		13,675,205
Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,200,000	1,202,820
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,198,314
5.350%, 08/15/32 (a)	1,000,000	1,040,120
Philip Morris International, Inc.
4.875%, 11/15/43	1,100,000	1,016,697
5.250%, 02/13/34 (a)	5,000,000	5,177,250
		9,635,201
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (a)	1,000,000	1,012,610
United Airlines Pass-Through Trust
5.875%, 08/15/38	965,521	987,110
		1,999,720
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (a)	1,000,000	988,510
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (a)	1,000,000	947,040
2.300%, 09/09/26 (a)	300,000	296,487
5.200%, 03/05/35 (a)	1,000,000	1,015,020
Cummins, Inc.
5.300%, 05/09/35 (a)	1,000,000	1,038,600
Ford Motor Credit Co. LLC
5.800%, 03/05/27 (a)	3,000,000	3,037,320
6.800%, 05/12/28 (a)	2,500,000	2,608,975
General Motors Co.
5.200%, 04/01/45 (a)	2,500,000	2,251,350
General Motors Financial Co., Inc.
4.350%, 01/17/27 (a)	2,000,000	2,003,720
5.950%, 04/04/34	1,000,000	1,048,760
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	550,000	651,811
PACCAR Financial Corp.
4.550%, 03/03/28 (a)	1,000,000	1,016,510
Toyota Motor Credit Corp.
3.375%, 04/01/30 (a)	2,600,000	2,528,578
4.650%, 01/05/29	1,000,000	1,018,410
		19,462,581
Banks — 5.3%
Banco Santander SA
4.379%, 04/12/28	2,200,000	2,211,396
5.439%, 07/15/31	2,000,000	2,103,740
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (a) (b)	2,000,000	1,835,940
See accompanying notes to financial statements.
BHFTII-224

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
4.083%, 3M TSFR + 3.412%, 03/20/51 (a) (b)	8,500,000	$6,837,740
5.015%, SOFR + 2.160%, 07/22/33 (b)	3,100,000	3,164,635
5.288%, SOFR + 1.910%, 04/25/34 (b)	2,400,000	2,477,472
5.875%, 02/07/42 (a)	1,500,000	1,598,820
Bank of Montreal
4.350%, SOFR + 1.080%, 09/22/31 (a) (b)	1,500,000	1,498,665
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (b)	1,800,000	1,791,054
4.942%, SOFR + 0.887%, 02/11/31 (b)	2,000,000	2,057,760
Bank of Nova Scotia
4.850%, 02/01/30 (a)	1,000,000	1,024,520
4.932%, SOFR + 0.890%, 02/14/29 (a) (b)	1,000,000	1,019,730
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (a) (b)	2,000,000	2,043,060
6.224%, SOFR + 2.980%, 05/09/34 (b)	2,000,000	2,154,160
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (a) (b)	2,000,000	2,064,860
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (b)	2,500,000	2,317,875
4.412%, SOFR + 3.914%, 03/31/31 (b)	2,900,000	2,900,406
5.174%, SOFR + 1.364%, 02/13/30 (b)	7,000,000	7,191,030
Cooperatieve Rabobank UA
5.750%, 12/01/43 (a)	1,200,000	1,213,164
Deutsche Bank AG
4.950%, SOFR + 1.300%, 08/04/31 (a) (b)	1,500,000	1,516,245
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,000,000	1,024,890
Goldman Sachs Group, Inc.
3.850%, 01/26/27 (a)	1,900,000	1,898,765
4.223%, 3M TSFR + 1.563%, 05/01/29 (b)	1,900,000	1,904,009
5.016%, SOFR + 1.420%, 10/23/35 (b)	5,400,000	5,435,424
6.125%, 02/15/33 (a)	2,075,000	2,273,971
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (b)	2,000,000	1,976,300
5.130%, SOFR + 1.040%, 11/19/28 (b)	6,000,000	6,111,060
6.500%, 09/15/37	1,205,000	1,326,404
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (a) (b)	1,000,000	1,046,750
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,083,480
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b)	2,100,000	1,874,166
2.522%, SOFR + 2.040%, 04/22/31 (b)	2,000,000	1,864,100
2.950%, 10/01/26 (a)	2,000,000	1,986,820
3.157%, 3M TSFR + 1.460%, 04/22/42 (b)	4,900,000	3,809,064
3.882%, 3M TSFR + 1.622%, 07/24/38 (b)	1,000,000	899,540
3.964%, 3M TSFR + 1.642%, 11/15/48 (b)	2,400,000	1,938,480
5.103%, SOFR + 1.435%, 04/22/31 (a) (b)	1,500,000	1,549,785
5.350%, SOFR + 1.845%, 06/01/34 (b)	2,900,000	3,015,130
5.534%, SOFR + 1.550%, 11/29/45 (a) (b)	2,000,000	2,032,760
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,000,000	1,872,380
3.750%, 02/15/28	2,000,000	2,008,100
3.750%, 07/15/30	1,000,000	1,001,570
4.375%, 03/01/27 (a)	1,500,000	1,513,530
Security Description	Principal Amount*	Value

Banks—(Continued)
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	$1,004,770
Lloyds Banking Group PLC
3.574%, 11/07/28	1,800,000	1,785,420
5.590%, 1Y H15 + 1.200%, 11/26/35 (a) (b)	2,000,000	2,092,700
Mitsubishi UFJ Financial Group, Inc.
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,057,280
5.574%, 1Y H15 + 0.950%, 01/16/36 (b)	2,000,000	2,093,280
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (a)	1,800,000	1,806,372
5.098%, 1Y H15 + 0.820%, 05/13/31 (b)	2,000,000	2,055,220
Morgan Stanley
4.300%, 01/27/45	1,900,000	1,650,150
5.230%, SOFR + 1.108%, 01/15/31 (a) (b)	1,500,000	1,548,405
5.942%, 5Y H15 + 1.800%, 02/07/39 (b)	4,700,000	4,950,322
7.250%, 04/01/32 (a)	1,850,000	2,134,012
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (a) (b)	10,000,000	10,198,400
National Australia Bank Ltd.
4.901%, 01/14/30 (a)	1,000,000	1,031,880
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	2,000,000	2,042,660
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (a)	500,000	507,080
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,978,812
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,074,120
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (b)	1,000,000	1,009,490
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,049,160
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a) (b)	1,000,000	1,035,200
State Street Corp.
5.146%, SOFR + 1.217%, 02/28/36 (a) (b)	1,500,000	1,537,425
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,047,370
Sumitomo Mitsui Financial Group, Inc.
5.632%, 01/15/35	2,800,000	2,969,848
Toronto-Dominion Bank
4.994%, 04/05/29	4,000,000	4,103,280
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (b)	2,000,000	2,113,820
5.775%, SOFR + 2.020%, 06/12/29 (b)	2,000,000	2,079,900
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,283,000
5.499%, SOFR + 1.780%, 01/23/35 (b)	8,000,000	8,351,360
5.557%, SOFR + 1.990%, 07/25/34 (a) (b)	1,500,000	1,574,115
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (b)	1,700,000	1,539,979
5.618%, 1Y H15 + 1.200%, 11/20/35 (a) (b)	2,000,000	2,069,360
		174,242,940
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,005,675
5.550%, 01/23/49 (a)	1,900,000	1,902,337
See accompanying notes to financial statements.
BHFTII-225

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Co.
1.650%, 06/01/30 (a)	2,400,000	$2,173,320
5.300%, 05/13/54 (a)	1,000,000	985,330
Constellation Brands, Inc.
4.800%, 01/15/29 (a)	2,000,000	2,032,600
Diageo Capital PLC
2.375%, 10/24/29	1,400,000	1,316,686
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (a)	1,200,000	1,209,792
PepsiCo, Inc.
2.750%, 03/19/30 (a)	800,000	760,384
4.450%, 04/14/46	1,300,000	1,151,163
4.500%, 07/17/29 (a)	2,000,000	2,039,380
		14,576,667
Biotechnology — 0.2%
Amgen, Inc.
2.000%, 01/15/32	1,600,000	1,396,400
4.663%, 06/15/51	1,000,000	858,960
5.600%, 03/02/43	1,000,000	1,007,300
5.650%, 03/02/53 (a)	1,000,000	983,160
Gilead Sciences, Inc.
5.600%, 11/15/64 (a)	2,000,000	1,989,000
		6,234,820
Building Materials — 0.2%
Carrier Global Corp.
2.493%, 02/15/27	2,000,000	1,967,640
CRH SMW Finance DAC
5.125%, 01/09/30	1,000,000	1,031,460
Owens Corning
5.700%, 06/15/34 (a)	1,000,000	1,052,550
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (a)	1,000,000	994,180
		5,045,830
Chemicals — 0.2%
Dow Chemical Co.
4.375%, 11/15/42 (a)	1,000,000	794,350
5.150%, 02/15/34 (a)	2,000,000	1,990,100
DuPont de Nemours, Inc.
5.419%, 11/15/48	211,000	201,020
LyondellBasell Industries NV
4.625%, 02/26/55 (a)	1,400,000	1,063,510
Nutrien Ltd.
4.200%, 04/01/29	1,000,000	999,250
Sherwin-Williams Co.
3.450%, 06/01/27 (a)	1,000,000	992,870
4.500%, 06/01/47	1,500,000	1,284,075
Westlake Corp.
3.125%, 08/15/51	500,000	303,110
		7,628,285
Security Description	Principal Amount*	Value

Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30	900,000	$834,714
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	684,600
PayPal Holdings, Inc.
2.850%, 10/01/29 (a)	2,000,000	1,917,160
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	1,011,510
Quanta Services, Inc.
5.250%, 08/09/34 (a)	1,000,000	1,028,510
S&P Global, Inc.
2.300%, 08/15/60	800,000	406,440
Yale University
2.402%, 04/15/50	2,000,000	1,205,160
		7,088,094
Computers — 0.5%
Apple, Inc.
1.650%, 02/08/31 (a)	3,900,000	3,482,037
2.550%, 08/20/60	1,000,000	558,290
2.650%, 02/08/51	1,500,000	931,650
3.350%, 08/08/32 (a)	2,300,000	2,204,297
4.650%, 02/23/46	1,000,000	920,930
Dell International LLC/EMC Corp.
5.300%, 10/01/29	1,800,000	1,858,824
Hewlett Packard Enterprise Co.
5.600%, 10/15/54 (a)	1,000,000	929,630
HP, Inc.
4.000%, 04/15/29 (a)	1,000,000	989,650
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (a)	2,000,000	2,020,620
International Business Machines Corp.
3.300%, 05/15/26	1,900,000	1,895,041
4.000%, 06/20/42 (a)	1,200,000	1,005,900
		16,796,869
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (a)	1,100,000	981,860
Haleon U.S. Capital LLC
3.625%, 03/24/32 (a)	1,300,000	1,238,822
Kenvue, Inc.
5.050%, 03/22/53 (a)	400,000	365,788
Procter & Gamble Co.
3.550%, 03/25/40 (a)	900,000	784,071
4.550%, 01/29/34 (a)	1,000,000	1,016,530
Unilever Capital Corp.
2.900%, 05/05/27 (a)	1,500,000	1,485,240
		5,872,311
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (a)	1,000,000	925,650
3.650%, 07/21/27	1,900,000	1,888,885
5.375%, 12/15/31	1,000,000	1,038,240
See accompanying notes to financial statements.
BHFTII-226

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Co.
3.300%, 05/03/27	3,000,000	$2,980,260
5.442%, SOFR + 1.320%, 01/30/36 (a) (b)	1,000,000	1,039,660
Blackrock, Inc.
4.750%, 05/25/33 (a)	1,000,000	1,023,400
Brookfield Capital Finance LLC
6.087%, 06/14/33	500,000	535,280
Brookfield Finance, Inc.
3.900%, 01/25/28 (a)	2,600,000	2,593,318
Capital One Financial Corp.
3.800%, 01/31/28	1,800,000	1,793,160
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,555,215
Charles Schwab Corp.
4.625%, 03/22/30	900,000	920,403
5.643%, SOFR + 2.210%, 05/19/29 (b)	500,000	519,050
5.853%, SOFR + 2.500%, 05/19/34 (b)	2,400,000	2,572,152
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	657,250
4.200%, 03/15/31	2,000,000	2,003,180
Jefferies Financial Group, Inc.
5.875%, 07/21/28 (a)	1,000,000	1,040,050
Mastercard, Inc.
3.350%, 03/26/30 (a)	1,700,000	1,662,600
Nasdaq, Inc.
3.950%, 03/07/52	700,000	537,460
Nomura Holdings, Inc.
2.679%, 07/16/30	1,000,000	924,270
6.070%, 07/12/28 (a)	1,000,000	1,043,610
ORIX Corp.
5.400%, 02/25/35 (a)	1,000,000	1,032,850
Private Export Funding Corp.
1.400%, 07/15/28	500,000	471,415
Visa, Inc.
1.100%, 02/15/31 (a)	3,100,000	2,704,533
Voya Financial, Inc.
4.700%, 01/23/48 (a)	1,000,000	945,470
		32,407,361
Electric — 2.2%
Appalachian Power Co.
3.700%, 05/01/50 (a)	900,000	655,623
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,144,936
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,473,720
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	590,292
5.950%, 06/01/55 (a)	1,000,000	1,041,430
Connecticut Light & Power Co.
4.000%, 04/01/48 (a)	1,000,000	798,120
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43 (a)	2,070,000	1,705,473
Constellation Energy Generation LLC
5.600%, 03/01/28 (a)	1,000,000	1,032,360
Dominion Energy, Inc.
4.600%, 03/15/49	800,000	669,160
Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Electric Co.
3.700%, 03/15/45 (a)	1,000,000	$784,400
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	721,000
5.300%, 02/15/40 (a)	2,000,000	2,029,260
Duke Energy Corp.
2.650%, 09/01/26	1,000,000	991,440
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	4,090,632
Entergy Louisiana LLC
4.000%, 03/15/33 (a)	1,000,000	966,090
5.800%, 03/15/55	1,000,000	1,008,430
Evergy, Inc.
2.900%, 09/15/29	500,000	476,905
Exelon Corp.
3.400%, 04/15/26 (a)	1,000,000	997,980
5.600%, 03/15/53 (a)	1,000,000	972,140
5.625%, 06/15/35 (a)	500,000	524,445
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	1,850,314
Georgia Power Co.
4.300%, 03/15/42 (a)	2,000,000	1,754,920
Indiana Michigan Power Co.
5.625%, 04/01/53	2,500,000	2,485,775
Interstate Power & Light Co.
5.600%, 06/29/35 (a)	1,000,000	1,042,610
Louisville Gas & Electric Co.
4.250%, 04/01/49	800,000	655,152
MidAmerican Energy Co.
3.650%, 04/15/29 (a)	1,700,000	1,681,164
4.250%, 07/15/49	1,500,000	1,231,515
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30	1,800,000	1,680,876
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (a)	6,000,000	6,153,960
5.550%, 03/15/54 (a)	1,000,000	969,330
Northern States Power Co.
2.600%, 06/01/51	1,700,000	1,042,644
6.250%, 06/01/36 (a)	1,200,000	1,324,848
NSTAR Electric Co.
5.200%, 03/01/35 (a)	1,500,000	1,533,765
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	598,941
5.350%, 04/01/35 (144A) (a)	1,000,000	1,033,190
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	2,703,210
5.900%, 10/01/54 (a)	2,500,000	2,402,700
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	158,918
5.212%, 12/01/49	500,000	485,540
Public Service Electric & Gas Co.
1.900%, 08/15/31 (a)	1,600,000	1,414,064
4.900%, 08/15/35 (a)	1,000,000	1,007,930
Sempra
3.400%, 02/01/28	1,100,000	1,083,995
6.400%, 5Y H15 + 2.632%, 10/01/54 (a) (b)	1,600,000	1,626,368
See accompanying notes to financial statements.
BHFTII-227

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
3.650%, 03/01/28	900,000	$889,254
4.000%, 04/01/47	1,000,000	753,600
5.450%, 03/01/35	1,000,000	1,015,870
Southern Co.
4.850%, 06/15/28	2,000,000	2,036,620
Southwestern Electric Power Co.
4.100%, 09/15/28 (a)	1,800,000	1,800,234
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,769,166
Virginia Electric & Power Co.
5.550%, 08/15/54 (a)	5,600,000	5,451,936
		72,312,245
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (a)	500,000	446,550
Electronics — 0.1%
Honeywell International, Inc.
5.000%, 03/01/35 (a)	2,000,000	2,039,280
5.250%, 03/01/54 (a)	1,600,000	1,516,208
		3,555,488
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34 (a)	1,000,000	1,036,470
Waste Connections, Inc.
2.200%, 01/15/32 (a)	500,000	442,120
Waste Management, Inc.
3.150%, 11/15/27 (a)	1,800,000	1,779,462
		3,258,052
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28	1,300,000	1,315,587
General Mills, Inc.
4.200%, 04/17/28 (a)	1,500,000	1,504,845
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, 12/01/52 (a)	2,400,000	2,471,208
Kraft Heinz Foods Co.
5.000%, 07/15/35 (a)	1,600,000	1,595,840
Kroger Co.
2.200%, 05/01/30 (a)	1,000,000	921,040
5.500%, 09/15/54 (a)	1,100,000	1,051,930
Sysco Corp.
6.600%, 04/01/50 (a)	900,000	990,990
Tyson Foods, Inc.
3.550%, 06/02/27	800,000	794,608
		10,646,048
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (a)	800,000	658,640
Security Description	Principal Amount*	Value

Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (a)	1,100,000	$965,492
NiSource, Inc.
4.800%, 02/15/44 (a)	1,500,000	1,353,045
Southern Co. Gas Capital Corp.
4.950%, 09/15/34 (a)	1,000,000	1,004,870
		3,323,407
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,631,142
Healthcare-Products — 0.2%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,309,035
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	739,314
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (a)	1,400,000	1,509,774
Medtronic, Inc.
4.625%, 03/15/45 (a)	933,000	856,391
Solventum Corp.
5.900%, 04/30/54 (a)	500,000	504,365
Stryker Corp.
5.200%, 02/10/35 (a)	1,000,000	1,029,100
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (a)	2,000,000	2,077,660
		8,025,639
Healthcare-Services — 0.8%
Centene Corp.
2.500%, 03/01/31	300,000	258,903
3.375%, 02/15/30 (a)	2,000,000	1,841,080
Cigna Group
2.375%, 03/15/31	1,500,000	1,358,115
5.250%, 02/15/34 (a)	2,000,000	2,059,260
6.125%, 11/15/41	313,000	331,555
CommonSpirit Health
3.910%, 10/01/50	500,000	374,920
5.205%, 12/01/31 (a)	2,000,000	2,073,160
Elevance Health, Inc.
5.700%, 02/15/55 (a)	1,000,000	978,420
5.850%, 01/15/36	1,800,000	1,913,292
HCA, Inc.
5.450%, 09/15/34	5,000,000	5,153,450
5.900%, 06/01/53 (a)	1,000,000	982,130
Humana, Inc.
4.875%, 04/01/30 (a)	800,000	811,408
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	655,750
Quest Diagnostics, Inc.
5.000%, 12/15/34 (a)	1,000,000	1,013,370
UnitedHealth Group, Inc.
3.500%, 08/15/39 (a)	900,000	752,769
4.250%, 06/15/48	1,000,000	819,910
4.950%, 05/15/62	1,300,000	1,129,622
See accompanying notes to financial statements.
BHFTII-228

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
5.000%, 04/15/34 (a)	5,000,000	$5,086,350
		27,593,464
Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (a)	1,300,000	1,311,648
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30	1,100,000	1,060,048
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (a)	1,100,000	960,465
American International Group, Inc.
3.400%, 06/30/30	800,000	772,496
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (a)	1,000,000	1,042,540
Aon North America, Inc.
5.750%, 03/01/54 (a)	1,000,000	998,710
Arthur J Gallagher & Co.
5.450%, 07/15/34 (a)	1,000,000	1,038,220
Athene Holding Ltd.
6.250%, 04/01/54 (a)	1,100,000	1,075,481
AXA SA
8.600%, 12/15/30 (a)	365,000	427,740
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (a)	1,700,000	1,423,733
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (a)	750,000	748,695
Brown & Brown, Inc.
5.550%, 06/23/35 (a)	1,000,000	1,026,980
Chubb INA Holdings LLC
6.000%, 05/11/37	865,000	942,755
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (a) (b)	1,000,000	1,008,420
Equitable Holdings, Inc.
5.000%, 04/20/48 (a)	1,100,000	987,767
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (a)	2,000,000	2,009,080
Hartford Insurance Group, Inc.
6.100%, 10/01/41	780,000	835,700
Lincoln National Corp.
4.350%, 03/01/48 (a)	600,000	479,790
Marsh & McLennan Cos., Inc.
5.000%, 03/15/35	1,000,000	1,014,130
5.450%, 03/15/54 (a)	1,000,000	970,700
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	992,650
Progressive Corp.
4.950%, 06/15/33 (a)	1,000,000	1,026,900
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	928,680
5.700%, 12/14/36 (a)	1,525,000	1,619,702
Security Description	Principal Amount*	Value

Insurance—(Continued)
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	$531,432
		22,862,766
Internet — 0.7%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (a)	1,400,000	1,167,390
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	601,678
4.700%, 11/15/35	2,000,000	2,004,360
5.250%, 05/15/55 (a)	1,000,000	960,270
Amazon.com, Inc.
3.100%, 05/12/51	2,200,000	1,480,600
3.450%, 04/13/29 (a)	3,100,000	3,063,947
3.875%, 08/22/37 (a)	1,900,000	1,745,777
Booking Holdings, Inc.
3.600%, 06/01/26 (a)	2,000,000	1,996,540
eBay, Inc.
3.600%, 06/05/27	500,000	497,610
Meta Platforms, Inc.
4.750%, 08/15/34 (a)	2,000,000	2,018,860
4.950%, 05/15/33 (a)	1,500,000	1,545,015
5.750%, 11/15/65 (a)	2,500,000	2,391,525
Netflix, Inc.
4.900%, 08/15/34 (a)	2,000,000	2,048,480
Uber Technologies, Inc.
4.800%, 09/15/34	800,000	799,616
		22,321,668
Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29 (a)	2,500,000	2,566,825
Blackstone Private Credit Fund
6.250%, 01/25/31	1,000,000	1,033,050
Blue Owl Capital Corp.
3.400%, 07/15/26	400,000	397,148
Blue Owl Credit Income Corp.
6.650%, 03/15/31 (a)	1,500,000	1,546,530
		5,543,553
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30	2,200,000	2,121,152
6.875%, 11/21/36 (a)	528,000	595,146
		2,716,298
Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31	1,000,000	1,030,900
Marriott International, Inc.
2.850%, 04/15/31 (a)	1,100,000	1,021,009
Sands China Ltd.
5.400%, 08/08/28	1,000,000	1,018,710
		3,070,619
See accompanying notes to financial statements.
BHFTII-229

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42	3,100,000	$2,608,371
Eaton Capital ULC
4.450%, 05/09/30 (a)	1,000,000	1,011,010
		3,619,381
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	893,400
4.850%, 06/11/29 (a)	2,000,000	2,057,840
Regal Rexnord Corp.
6.400%, 04/15/33 (a)	900,000	969,138
		3,920,378
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	2,300,000	1,373,767
6.100%, 06/01/29 (a)	2,000,000	2,087,940
6.484%, 10/23/45	900,000	848,088
Comcast Corp.
3.969%, 11/01/47	900,000	675,459
4.650%, 07/15/42 (a)	1,670,000	1,467,563
5.650%, 06/15/35	1,500,000	1,576,155
5.650%, 06/01/54 (a)	3,000,000	2,818,980
Fox Corp.
5.576%, 01/25/49 (a)	1,000,000	964,650
Paramount Global
4.375%, 03/15/43 (a)	1,500,000	1,047,450
Time Warner Cable LLC
5.500%, 09/01/41	1,200,000	1,055,592
6.550%, 05/01/37 (a)	100,000	102,109
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	989,910
Walt Disney Co.
3.600%, 01/13/51 (a)	1,000,000	745,560
6.550%, 03/15/33 (a)	950,000	1,074,412
		16,827,635
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (a)	1,200,000	1,248,132
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	2,100,000	2,040,087
Newmont Corp.
6.250%, 10/01/39 (a)	1,000,000	1,090,600
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	751,000	823,922
		5,202,741
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,671,525
4.000%, 09/14/48	900,000	711,432
Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp.
3.250%, 06/14/29	900,000	$876,069
		3,259,026
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29 (a)	2,000,000	1,989,800
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,787,800
1.750%, 09/19/29	900,000	841,590
4.125%, 01/12/27	1,000,000	1,004,930
4.125%, 01/12/34	3,100,000	3,108,990
Asian Infrastructure Investment Bank
0.500%, 01/27/26	50,000	49,885
4.500%, 01/16/30 (a)	500,000	514,650
Corp. Andina de Fomento
5.000%, 01/22/30	1,000,000	1,035,010
Council of Europe Development Bank
3.625%, 05/08/28	1,000,000	1,001,060
European Bank for Reconstruction & Development
4.125%, 01/25/29	1,000,000	1,014,820
European Investment Bank
3.625%, 07/15/30	1,000,000	995,420
4.000%, 02/15/29	5,100,000	5,161,659
4.375%, 10/10/31 (a)	1,000,000	1,027,920
4.500%, 03/14/30	1,000,000	1,030,870
4.875%, 02/15/36	1,100,000	1,160,159
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,338,120
2.375%, 07/07/27	500,000	491,335
3.750%, 06/14/30	1,000,000	1,001,060
4.125%, 02/15/29	2,500,000	2,538,700
4.500%, 02/15/30	400,000	412,056
Inter-American Investment Corp.
4.250%, 02/14/29	500,000	507,910
International Bank for Reconstruction & Development
1.625%, 11/03/31	2,800,000	2,473,884
4.125%, 03/20/30	2,500,000	2,539,850
4.625%, 08/01/28	5,900,000	6,052,397
4.625%, 01/15/32	1,000,000	1,038,060
International Finance Corp.
4.500%, 01/21/28	2,000,000	2,037,280
Nordic Investment Bank
3.750%, 05/09/30	500,000	500,510
		42,655,725
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (a)	1,100,000	1,097,217
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,000,000	912,780
3.000%, 02/24/50	1,000,000	654,600
4.699%, 04/10/29 (a)	2,000,000	2,040,440
See accompanying notes to financial statements.
BHFTII-230

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Canadian Natural Resources Ltd.
6.250%, 03/15/38 (a)	800,000	$850,784
Chevron Corp.
2.954%, 05/16/26 (a)	1,500,000	1,494,825
Chevron USA, Inc.
4.500%, 10/15/32	2,000,000	2,022,280
ConocoPhillips Co.
5.300%, 05/15/53 (a)	1,000,000	934,210
5.500%, 01/15/55 (a)	1,100,000	1,055,439
6.950%, 04/15/29 (a)	700,000	761,425
Devon Energy Corp.
5.750%, 09/15/54 (a)	1,400,000	1,292,872
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	1,000,000	947,620
Equinor ASA
3.625%, 04/06/40	600,000	508,980
Exxon Mobil Corp.
4.114%, 03/01/46	1,600,000	1,343,696
4.227%, 03/19/40 (a)	2,000,000	1,838,740
Occidental Petroleum Corp.
5.200%, 08/01/29	3,500,000	3,585,400
6.450%, 09/15/36	1,000,000	1,065,260
Phillips 66 Co.
4.875%, 11/15/44 (a)	1,000,000	881,080
4.950%, 03/15/35 (a)	2,600,000	2,590,354
Shell Finance U.S., Inc.
2.375%, 11/07/29	2,000,000	1,887,320
3.250%, 04/06/50 (a)	900,000	622,827
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	601,848
Valero Energy Corp.
3.400%, 09/15/26 (a)	200,000	199,146
		28,091,926
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30 (a)	1,000,000	1,008,580
Halliburton Co.
5.000%, 11/15/45 (a)	1,200,000	1,075,452
		2,084,032
Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (a)	1,100,000	1,109,867
WRKCo, Inc.
3.000%, 06/15/33 (a)	600,000	535,464
4.200%, 06/01/32 (a)	2,100,000	2,042,019
		3,687,350
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050%, 11/21/39	3,900,000	3,489,915
5.400%, 03/15/54 (a)	1,500,000	1,462,305
AstraZeneca PLC
4.000%, 09/18/42	1,200,000	1,036,800
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Becton Dickinson & Co.
4.669%, 06/06/47	2,000,000	$1,744,340
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	981,710
5.550%, 02/22/54 (a)	1,500,000	1,477,920
Cardinal Health, Inc.
3.410%, 06/15/27	800,000	794,056
Cencora, Inc.
5.150%, 02/15/35 (a)	2,000,000	2,048,060
CVS Health Corp.
4.300%, 03/25/28 (a)	544,000	546,171
4.780%, 03/25/38	1,500,000	1,419,360
5.050%, 03/25/48 (a)	1,500,000	1,326,165
5.125%, 07/20/45	900,000	815,463
6.000%, 06/01/44	2,000,000	2,014,740
Eli Lilly & Co.
4.600%, 08/14/34	1,000,000	1,004,960
5.500%, 02/12/55 (a)	1,000,000	1,005,070
5.550%, 10/15/55 (a)	2,000,000	2,021,600
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (a)	1,000,000	1,001,140
4.875%, 04/15/35 (a)	1,000,000	1,011,840
Johnson & Johnson
3.700%, 03/01/46	1,000,000	813,130
5.950%, 08/15/37 (a)	910,000	1,014,741
Merck & Co., Inc.
3.400%, 03/07/29	4,000,000	3,938,840
6.550%, 09/15/37	1,000,000	1,150,210
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	318,228
Novartis Capital Corp.
2.200%, 08/14/30 (a)	1,900,000	1,758,317
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	3,000,000	2,892,960
5.340%, 05/19/63	2,000,000	1,862,120
Pfizer, Inc.
3.600%, 09/15/28 (a)	2,100,000	2,096,955
Takeda U.S. Financing, Inc.
5.200%, 07/07/35 (a)	2,000,000	2,039,140
		43,086,256
Pipelines — 0.9%
Cheniere Energy Partners LP
5.750%, 08/15/34 (a)	1,000,000	1,045,740
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	264,442
Enbridge, Inc.
5.950%, 04/05/54	1,500,000	1,525,815
Energy Transfer LP
5.150%, 03/15/45 (a)	2,600,000	2,309,294
6.050%, 09/01/54 (a)	3,500,000	3,375,015
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	731,126
3.950%, 02/15/27 (a)	1,300,000	1,301,157
5.200%, 01/15/36	1,000,000	1,019,180
See accompanying notes to financial statements.
BHFTII-231

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	$2,187,340
MPLX LP
4.000%, 03/15/28 (a)	3,600,000	3,594,780
5.200%, 03/01/47 (a)	1,000,000	896,170
ONEOK, Inc.
3.100%, 03/15/30 (a)	1,100,000	1,047,365
5.700%, 11/01/54 (a)	3,600,000	3,365,604
Targa Resources Corp.
6.150%, 03/01/29 (a)	2,400,000	2,527,824
TransCanada PipeLines Ltd.
6.200%, 10/15/37	1,800,000	1,922,724
Western Midstream Operating LP
4.050%, 02/01/30 (a)	1,100,000	1,078,649
Williams Cos., Inc.
3.750%, 06/15/27 (a)	1,500,000	1,494,105
		29,686,330
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	1,100,000	748,880
American Tower Corp.
3.800%, 08/15/29 (a)	2,700,000	2,659,716
5.900%, 11/15/33 (a)	900,000	962,991
AvalonBay Communities, Inc.
2.300%, 03/01/30 (a)	200,000	185,536
5.350%, 06/01/34 (a)	2,000,000	2,079,320
Boston Properties LP
5.750%, 01/15/35 (a)	2,000,000	2,059,740
Brixmor Operating Partnership LP
4.050%, 07/01/30 (a)	900,000	888,291
Crown Castle, Inc.
3.800%, 02/15/28 (a)	1,500,000	1,488,705
Digital Realty Trust LP
3.700%, 08/15/27	500,000	497,485
Equinix, Inc.
3.200%, 11/18/29	700,000	672,476
ERP Operating LP
3.000%, 07/01/29 (a)	1,000,000	964,620
Essex Portfolio LP
3.000%, 01/15/30	1,000,000	949,810
Extra Space Storage LP
5.400%, 02/01/34	2,000,000	2,056,440
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	1,000,000	1,014,770
Healthpeak OP LLC
3.500%, 07/15/29	900,000	875,952
Kimco Realty OP LLC
4.850%, 03/01/35 (a)	1,000,000	997,150
NNN REIT, Inc.
2.500%, 04/15/30	1,000,000	928,290
Prologis LP
3.375%, 12/15/27	500,000	496,330
4.750%, 01/15/31 (a)	1,000,000	1,023,270
5.000%, 03/15/34 (a)	1,000,000	1,019,990
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Public Storage Operating Co.
3.094%, 09/15/27 (a)	500,000	$494,215
Realty Income Corp.
5.125%, 02/15/34 (a)	1,000,000	1,026,120
Ventas Realty LP
5.625%, 07/01/34	2,000,000	2,091,180
Welltower OP LLC
3.850%, 06/15/32 (a)	1,100,000	1,062,314
		27,243,591
Retail — 0.6%
Costco Wholesale Corp.
1.375%, 06/20/27 (a)	2,100,000	2,035,257
Home Depot, Inc.
4.250%, 04/01/46	2,000,000	1,696,640
4.750%, 06/25/29 (a)	2,000,000	2,050,460
Lowe's Cos., Inc.
4.050%, 05/03/47	2,000,000	1,586,460
4.250%, 04/01/52 (a)	1,100,000	868,472
5.625%, 04/15/53 (a)	1,000,000	972,780
McDonald's Corp.
4.875%, 12/09/45 (a)	1,500,000	1,369,950
5.200%, 05/17/34	1,900,000	1,981,491
Starbucks Corp.
3.550%, 08/15/29 (a)	1,000,000	982,650
Target Corp.
2.650%, 09/15/30	1,400,000	1,314,600
Walmart, Inc.
1.800%, 09/22/31 (a)	3,600,000	3,209,580
4.050%, 06/29/48	900,000	752,256
		18,820,596
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,381,616
4.300%, 11/15/32 (a)	1,700,000	1,678,206
4.800%, 10/15/34 (a)	5,000,000	5,012,050
Intel Corp.
4.750%, 03/25/50 (a)	1,800,000	1,474,848
4.900%, 08/05/52	1,000,000	828,970
5.150%, 02/21/34 (a)	4,000,000	4,051,840
KLA Corp.
4.950%, 07/15/52 (a)	1,100,000	1,000,527
Micron Technology, Inc.
5.800%, 01/15/35 (a)	1,000,000	1,054,160
NVIDIA Corp.
2.850%, 04/01/30 (a)	1,100,000	1,051,600
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (a)	1,100,000	1,061,665
QUALCOMM, Inc.
1.650%, 05/20/32 (a)	2,333,000	1,994,318
Texas Instruments, Inc.
2.250%, 09/04/29 (a)	1,000,000	942,620
TSMC Arizona Corp.
4.250%, 04/22/32	1,500,000	1,501,440
		23,033,860
See accompanying notes to financial statements.
BHFTII-232

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software — 0.6%
Fiserv, Inc.
5.625%, 08/21/33	1,500,000	$1,547,595
Intuit, Inc.
5.200%, 09/15/33 (a)	1,000,000	1,045,930
Microsoft Corp.
3.300%, 02/06/27 (a)	2,000,000	1,993,700
4.250%, 02/06/47 (a)	2,000,000	1,772,400
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,691,420
2.950%, 04/01/30	1,200,000	1,107,924
3.600%, 04/01/40 (a)	7,600,000	5,644,064
3.850%, 04/01/60	2,100,000	1,289,442
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	635,440
Synopsys, Inc.
5.150%, 04/01/35 (a)	1,000,000	1,017,220
		18,745,135
Telecommunications — 1.1%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	941,390
AT&T, Inc.
3.500%, 06/01/41 (a)	5,700,000	4,487,724
3.500%, 09/15/53	1,221,000	819,779
3.650%, 09/15/59	2,686,000	1,779,502
4.100%, 02/15/28 (a)	1,687,000	1,689,210
7.125%, 12/15/31	100,000	111,399
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34	1,000,000	1,018,210
Cisco Systems, Inc.
4.850%, 02/26/29 (a)	3,000,000	3,081,180
5.500%, 01/15/40	1,000,000	1,039,820
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	350,373
Orange SA
5.500%, 02/06/44 (a)	500,000	494,105
Rogers Communications, Inc.
2.900%, 11/15/26 (a)	1,100,000	1,088,615
3.800%, 03/15/32	3,200,000	3,018,944
Telefonica Emisiones SA
4.103%, 03/08/27 (a)	900,000	899,658
5.213%, 03/08/47	1,200,000	1,061,568
T-Mobile USA, Inc.
2.550%, 02/15/31	2,200,000	2,010,822
3.300%, 02/15/51	1,500,000	1,004,610
3.875%, 04/15/30	3,800,000	3,738,022
Verizon Communications, Inc.
3.400%, 03/22/41	2,800,000	2,197,440
3.550%, 03/22/51 (a)	1,000,000	712,820
4.812%, 03/15/39	1,927,000	1,832,924
5.250%, 04/02/35 (a)	1,500,000	1,525,680
Vodafone Group PLC
6.150%, 02/27/37 (a)	1,000,000	1,088,710
		35,992,505
Security Description	Principal Amount*	Value

Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45 (a)	1,900,000	$1,599,477
Canadian National Railway Co.
4.450%, 01/20/49 (a)	400,000	342,800
Canadian Pacific Railway Co.
2.450%, 12/02/31 (a)	1,100,000	990,649
CSX Corp.
4.100%, 03/15/44	1,600,000	1,345,424
6.150%, 05/01/37 (a)	800,000	880,600
FedEx Corp.
4.550%, 04/01/46 (a)	1,000,000	842,940
Norfolk Southern Corp.
2.550%, 11/01/29	1,000,000	945,200
Ryder System, Inc.
5.375%, 03/15/29 (a)	500,000	517,625
Union Pacific Corp.
2.891%, 04/06/36 (a)	1,200,000	1,015,404
3.200%, 05/20/41	2,400,000	1,886,520
3.250%, 02/05/50	1,300,000	901,953
United Parcel Service, Inc.
4.450%, 04/01/30 (a)	1,600,000	1,629,392
5.950%, 05/14/55 (a)	900,000	932,022
		13,830,006
Trucking & Leasing — 0.0%
GATX Corp.
5.450%, 09/15/33	1,000,000	1,037,250
Water — 0.1%
American Water Capital Corp.
3.750%, 09/01/28 (a)	900,000	896,841
Essential Utilities, Inc.
5.375%, 01/15/34	1,000,000	1,033,590
		1,930,431
Total Corporate Bonds & Notes (Cost $859,874,349)		829,843,040

Agency Sponsored Mortgage-Backed Securities—24.7%
Agency Mortgage-Backed Securities — 24.7%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,084,933	986,129
1.500%, 01/01/37	10,419,294	9,432,499
1.500%, 01/01/42	2,263,164	1,913,792
1.500%, 03/01/51	732,231	566,996
1.500%, 04/01/51	2,216,514	1,716,251
2.000%, 10/01/35	1,616,328	1,511,222
2.000%, 11/01/35	1,287,851	1,203,708
2.000%, 03/01/36	6,195,985	5,762,043
2.000%, 06/01/36	552,757	513,789
2.000%, 03/01/41	1,575,793	1,388,722
2.000%, 12/01/41	1,067,206	934,514
2.000%, 10/01/50	3,101,688	2,539,403
2.000%, 11/01/50	3,204,134	2,624,908
2.000%, 12/01/50	5,235,005	4,282,329
See accompanying notes to financial statements.
BHFTII-233

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 01/01/51	7,929,057	$6,483,344
2.000%, 02/01/51	3,359,173	2,745,519
2.000%, 04/01/51	50,479,442	41,252,236
2.000%, 05/01/51	4,618,754	3,778,261
2.000%, 07/01/51	4,461,360	3,645,003
2.000%, 08/01/51	3,669,721	2,994,596
2.000%, 12/01/51	3,912,387	3,187,152
2.000%, 03/01/52	2,005,707	1,634,294
2.000%, 06/01/52	1,086,041	884,246
2.500%, 12/01/27	67,061	66,179
2.500%, 04/01/28	157,202	155,333
2.500%, 12/01/29	291,780	286,158
2.500%, 01/01/32	959,679	932,480
2.500%, 08/01/35	808,811	772,303
2.500%, 02/01/41	1,149,018	1,046,890
2.500%, 03/01/50	1,305,073	1,120,858
2.500%, 07/01/50	3,406,079	2,921,074
2.500%, 09/01/50	2,348,450	2,012,588
2.500%, 10/01/50	1,919,971	1,644,792
2.500%, 12/01/50	2,631,239	2,252,485
2.500%, 04/01/51	2,263,375	1,934,757
2.500%, 07/01/51	2,050,554	1,750,927
2.500%, 08/01/51	3,355,138	2,863,846
2.500%, 01/01/52	15,308,388	13,205,399
3.000%, 03/01/27	31,917	31,708
3.000%, 05/01/27	55,781	55,350
3.000%, 11/01/28	141,661	140,434
3.000%, 10/01/32	244,090	238,664
3.000%, 04/01/33	483,915	471,730
3.000%, 03/01/35	448,063	434,514
3.000%, 10/01/42	645,407	598,330
3.000%, 01/01/43	471,620	437,365
3.000%, 03/01/43	476,690	442,067
3.000%, 04/01/43	1,073,177	989,847
3.000%, 06/01/43	811,180	747,440
3.000%, 06/01/45	778,967	712,391
3.000%, 06/01/46	769,559	700,384
3.000%, 11/01/46	871,700	793,344
3.000%, 01/01/47	1,540,350	1,401,890
3.000%, 01/01/48	330,525	299,541
3.000%, 09/01/49	740,147	664,960
3.000%, 12/01/49	961,547	863,870
3.000%, 02/01/50	492,181	442,184
3.000%, 04/01/50	873,926	783,805
3.000%, 05/01/50	827,272	741,706
3.000%, 07/01/50	729,297	653,412
3.000%, 08/01/50	10,584,342	9,542,298
3.000%, 09/01/50	9,656,760	8,683,697
3.000%, 11/01/50	793,347	709,814
3.000%, 10/01/52	3,352,831	2,980,505
3.000%, 11/01/52	1,245,096	1,106,540
3.000%, 09/01/53	3,036,528	2,698,974
3.500%, 05/01/26	1,284	1,281
3.500%, 09/01/30	318,724	317,079
3.500%, 04/01/32	280,792	277,782
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 01/01/42	230,291	$220,479
3.500%, 03/01/42	216,761	207,003
3.500%, 02/01/43	388,513	371,022
3.500%, 05/01/43	567,194	541,086
3.500%, 06/01/43	297,049	283,351
3.500%, 06/01/44	266,275	252,840
3.500%, 10/01/44	348,998	331,389
3.500%, 12/01/44	412,760	391,934
3.500%, 05/01/45	545,187	515,566
3.500%, 11/01/45	531,398	502,526
3.500%, 12/01/45	325,395	307,715
3.500%, 03/01/46	931,919	881,069
3.500%, 06/01/47	420,441	395,619
3.500%, 08/01/47	275,246	258,996
3.500%, 10/01/47	384,710	361,566
3.500%, 11/01/47	373,400	351,355
3.500%, 04/01/49	255,187	238,688
3.500%, 10/01/49	351,325	328,610
3.500%, 03/01/50	471,251	440,782
3.500%, 08/01/50	1,348,370	1,261,623
3.500%, 11/01/54	1,020,763	946,820
4.000%, 01/01/31	93,400	93,484
4.000%, 08/01/31	110,002	110,104
4.000%, 06/01/39	134,899	132,589
4.000%, 12/01/39	252,867	248,522
4.000%, 11/01/40	181,391	178,274
4.000%, 04/01/41	221,925	217,895
4.000%, 09/01/41	200,936	197,288
4.000%, 10/01/41	505,920	496,758
4.000%, 11/01/41	143,480	140,875
4.000%, 07/01/44	442,836	430,435
4.000%, 10/01/44	348,056	338,309
4.000%, 07/01/45	537,502	522,713
4.000%, 01/01/46	495,385	481,755
4.000%, 02/01/46	278,125	270,473
4.000%, 06/01/47	447,223	432,942
4.000%, 10/01/47	241,814	234,092
4.000%, 11/01/47	227,703	220,432
4.000%, 03/01/48	359,725	348,238
4.000%, 05/01/48	162,164	156,536
4.000%, 10/01/48	182,187	175,865
4.000%, 11/01/48	219,059	211,458
4.000%, 01/01/49	132,493	127,895
4.000%, 02/01/49	124,948	120,467
4.000%, 06/01/49	248,011	238,497
4.000%, 03/01/54	941,463	895,964
4.500%, 05/01/29	16,736	16,841
4.500%, 10/01/35	66,907	67,534
4.500%, 06/01/38	95,558	96,454
4.500%, 02/01/39	52,426	52,757
4.500%, 03/01/39	104,798	105,444
4.500%, 04/01/39	97,056	97,652
4.500%, 09/01/39	117,471	118,192
4.500%, 10/01/39	264,489	266,112
4.500%, 11/01/39	72,479	72,924
See accompanying notes to financial statements.
BHFTII-234

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 01/01/40	76,115	$76,582
4.500%, 05/01/40	112,773	113,640
4.500%, 11/01/40	154,245	155,431
4.500%, 02/01/41	43,287	43,577
4.500%, 05/01/41	112,329	112,710
4.500%, 06/01/41	70,780	71,020
4.500%, 12/01/43	142,005	142,036
4.500%, 12/01/45	209,528	209,166
4.500%, 08/01/47	317,087	315,465
4.500%, 08/01/48	128,960	128,254
4.500%, 10/01/48	226,166	224,929
4.500%, 12/01/48	140,153	139,387
4.500%, 01/01/49	120,671	119,867
4.500%, 05/01/53	2,586,259	2,539,494
4.500%, 11/01/53	889,368	871,903
5.000%, 03/01/27	2,480	2,484
5.000%, 10/01/33	67,104	68,566
5.000%, 03/01/34	14,089	14,415
5.000%, 08/01/35	91,520	93,729
5.000%, 09/01/35	31,139	31,891
5.000%, 10/01/35	4,872	4,990
5.000%, 01/01/36	55,063	56,396
5.000%, 04/01/38	54,255	55,673
5.000%, 11/01/39	251,161	257,411
5.000%, 05/01/40	268,856	275,566
5.000%, 09/01/53	5,302,591	5,311,659
5.000%, 11/01/54	5,520,357	5,568,483
5.000%, 01/01/55	1,865,624	1,863,053
5.000%, 02/01/55	1,866,769	1,864,196
5.500%, 06/01/34	15,287	15,912
5.500%, 10/01/35	39,319	40,993
5.500%, 01/01/36	50,531	52,683
5.500%, 12/01/37	62,192	64,880
5.500%, 04/01/38	19,271	20,186
5.500%, 07/01/38	36,930	38,684
5.500%, 09/01/39	1,420,496	1,456,714
5.500%, 12/01/54	1,747,974	1,774,112
5.500%, 01/01/55	1,762,641	1,788,863
5.500%, 10/01/55	2,922,442	2,965,397
5.500%, 01/01/56	700,000	710,289
6.000%, 11/01/28	362	366
6.000%, 12/01/28	389	397
6.000%, 04/01/29	377	382
6.000%, 06/01/31	625	648
6.000%, 07/01/31	95	98
6.000%, 09/01/31	17,084	17,729
6.000%, 11/01/32	4,344	4,526
6.000%, 11/01/35	10,677	11,289
6.000%, 02/01/36	31,536	33,331
6.000%, 08/01/36	11,788	12,505
6.000%, 01/01/37	18,163	19,268
6.000%, 09/01/39	1,284,529	1,333,795
6.000%, 05/01/54	1,713,627	1,786,208
6.000%, 09/01/54	11,036,815	11,337,071
6.000%, 11/01/55	4,861,641	4,995,474
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 02/01/30	1,043	$1,054
6.500%, 08/01/31	1,399	1,473
6.500%, 11/01/31	2,810	2,958
6.500%, 03/01/32	26,687	28,188
6.500%, 04/01/32	31,542	33,321
6.500%, 11/01/37	18,350	19,767
6.500%, 04/01/53	635,565	660,135
6.500%, 09/01/54	8,208,242	8,523,783
6.500%, 03/01/55	2,208,155	2,294,067
7.000%, 12/01/27	72	73
7.000%, 11/01/28	171	176
7.000%, 04/01/29	365	377
7.000%, 05/01/29	100	101
7.000%, 07/01/29	27	27
7.000%, 01/01/31	21,129	22,472
7.500%, 10/01/27	559	565
7.500%, 10/01/29	1,327	1,390
7.500%, 05/01/30	2,775	2,865
8.000%, 02/01/27	65	66
8.000%, 10/01/28	226	232
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,145,082
2.519%, 07/25/29	2,250,000	2,152,081
2.785%, 06/25/29	1,800,000	1,738,723
3.243%, 04/25/27	1,500,000	1,488,778
3.444%, 12/25/27	2,000,000	1,986,089
3.780%, 10/25/28 (b)	2,000,000	1,996,695
3.920%, 09/25/28 (b)	2,900,000	2,905,672
3.926%, 07/25/28 (b)	2,500,000	2,504,959
5.000%, 05/25/34	3,500,000	3,642,575
Federal National Mortgage Association
1.500%, 04/01/36	1,127,757	1,024,792
1.500%, 09/01/36	1,244,546	1,127,571
1.500%, 11/01/36	1,936,728	1,756,767
1.500%, 03/01/51	2,958,970	2,291,251
1.500%, 04/01/51	3,738,392	2,894,644
1.500%, 10/01/51	9,560,152	7,400,217
2.000%, 11/01/35	1,116,188	1,043,261
2.000%, 12/01/35	905,141	845,724
2.000%, 09/01/36	2,900,823	2,694,977
2.000%, 12/01/36	1,848,512	1,716,484
2.000%, 02/01/37	631,246	584,890
2.000%, 03/01/37	3,627,687	3,361,074
2.000%, 06/01/37	1,385,854	1,284,002
2.000%, 02/01/41	1,835,354	1,618,496
2.000%, 06/01/41	1,680,073	1,477,475
2.000%, 08/01/42	5,407,223	4,731,535
2.000%, 10/01/50	8,080,868	6,615,941
2.000%, 11/01/50	6,363,658	5,207,810
2.000%, 12/01/50	3,244,199	2,653,814
2.000%, 01/01/51	3,982,731	3,260,456
2.000%, 04/01/51	2,835,985	2,318,206
2.000%, 05/01/51	3,612,421	2,951,622
2.000%, 10/01/51	3,067,505	2,504,304
See accompanying notes to financial statements.
BHFTII-235

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 11/01/51	1,557,159	$1,269,054
2.000%, 12/01/51	3,919,834	3,193,218
2.000%, 03/01/52	7,376,640	6,074,355
2.500%, 12/01/27	179,801	177,289
2.500%, 02/01/28	194,330	191,438
2.500%, 07/01/28	146,383	144,379
2.500%, 10/01/28	236,604	233,331
2.500%, 03/01/30	336,418	329,223
2.500%, 09/01/31	686,910	667,565
2.500%, 01/01/32	223,536	217,101
2.500%, 04/01/32	535,651	518,308
2.500%, 09/01/32	127,057	122,670
2.500%, 12/01/34	473,310	451,613
2.500%, 09/01/35	478,869	457,070
2.500%, 11/01/36	3,751,317	3,558,486
2.500%, 02/01/41	1,320,845	1,202,933
2.500%, 01/01/50	788,191	676,152
2.500%, 03/01/50	731,192	627,982
2.500%, 05/01/50	1,756,915	1,507,831
2.500%, 07/01/50	2,852,467	2,446,292
2.500%, 08/01/50	2,103,534	1,803,351
2.500%, 09/01/50	4,151,910	3,558,127
2.500%, 11/01/50	1,014,290	868,602
2.500%, 12/01/50	1,578,145	1,350,979
2.500%, 01/01/51	1,640,497	1,403,846
2.500%, 06/01/51	25,159,284	21,490,820
2.500%, 07/01/51	3,386,580	2,891,734
2.500%, 08/01/51	1,722,725	1,470,467
2.500%, 09/01/51	4,217,607	3,598,715
2.500%, 10/01/51	2,862,995	2,441,991
2.500%, 12/01/51	2,971,140	2,532,390
2.500%, 02/01/52	766,681	652,989
2.500%, 03/01/52	3,503,091	3,006,832
2.500%, 05/01/53	5,075,500	4,323,448
3.000%, 01/01/27	29,219	28,998
3.000%, 02/01/27	56,027	55,585
3.000%, 03/01/27	31,192	30,947
3.000%, 01/01/29	361,852	358,374
3.000%, 10/01/29	193,477	191,178
3.000%, 06/01/30	303,874	299,550
3.000%, 02/01/33	303,383	295,683
3.000%, 08/01/35	411,698	396,682
3.000%, 01/01/36	486,420	472,095
3.000%, 05/01/36	474,965	455,921
3.000%, 08/01/42	567,683	525,742
3.000%, 09/01/42	475,457	440,368
3.000%, 11/01/42	669,643	620,275
3.000%, 12/01/42	457,166	423,449
3.000%, 01/01/43	343,669	318,312
3.000%, 03/01/43	677,944	626,433
3.000%, 07/01/43	690,571	635,751
3.000%, 09/01/43	419,994	386,654
3.000%, 05/01/45	965,247	885,035
3.000%, 05/01/46	542,175	492,843
3.000%, 06/01/46	760,220	691,049
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 08/01/46	808,731	$735,146
3.000%, 02/01/47	1,158,976	1,053,522
3.000%, 11/01/49	512,257	460,220
3.000%, 12/01/49	935,146	840,150
3.000%, 01/01/50	970,862	872,239
3.000%, 02/01/50	477,041	428,581
3.000%, 07/01/50	722,800	647,591
3.000%, 11/01/51	1,954,569	1,743,869
3.000%, 06/01/52	1,633,001	1,452,039
3.500%, 02/01/26	1,680	1,680
3.500%, 03/01/26	4,363	4,348
3.500%, 05/01/29	205,011	204,023
3.500%, 04/01/32	221,730	219,246
3.500%, 08/01/32	96,995	96,044
3.500%, 03/01/34	148,789	146,602
3.500%, 09/01/35	373,236	365,616
3.500%, 01/01/37	1,526,830	1,501,338
3.500%, 07/01/38	274,096	265,741
3.500%, 12/01/40	319,842	307,045
3.500%, 03/01/42	238,916	228,892
3.500%, 05/01/42	550,074	524,686
3.500%, 06/01/42	386,085	368,266
3.500%, 08/01/42	240,182	229,097
3.500%, 09/01/42	1,003,656	957,292
3.500%, 01/01/43	405,575	386,857
3.500%, 06/01/43	510,520	488,087
3.500%, 08/01/44	504,749	478,718
3.500%, 02/01/45	547,963	519,703
3.500%, 03/01/45	625,161	590,486
3.500%, 04/01/45	355,963	336,219
3.500%, 09/01/45	492,279	464,974
3.500%, 11/01/45	489,438	462,291
3.500%, 01/01/46	599,242	566,004
3.500%, 03/01/46	546,857	516,251
3.500%, 05/01/46	401,156	378,705
3.500%, 11/01/47	937,967	881,537
3.500%, 02/01/49	182,789	171,555
3.500%, 08/01/49	213,800	199,976
3.500%, 10/01/49	449,299	420,249
3.500%, 01/01/50	292,161	273,271
3.500%, 02/01/50	147,166	137,651
3.500%, 05/01/50	672,145	629,293
3.500%, 02/01/51	11,614,041	10,863,122
3.500%, 06/01/52	791,293	734,126
3.500%, 09/01/52	5,093,914	4,773,235
3.500%, 09/01/53	1,491,473	1,382,738
3.500%, 10/01/54	951,852	881,053
4.000%, 02/01/31	85,662	85,647
4.000%, 03/01/38	1,825,348	1,822,798
4.000%, 08/01/39	188,771	185,319
4.000%, 09/01/39	158,087	155,196
4.000%, 12/01/39	203,022	199,310
4.000%, 06/01/40	101,584	99,720
4.000%, 09/01/40	128,955	126,589
4.000%, 12/01/40	993,716	975,497
See accompanying notes to financial statements.
BHFTII-236

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 01/01/41	468,540	$459,945
4.000%, 12/01/41	212,281	208,184
4.000%, 02/01/42	287,900	282,344
4.000%, 09/01/43	375,083	366,897
4.000%, 05/01/44	416,386	404,245
4.000%, 10/01/44	237,923	230,986
4.000%, 11/01/44	550,792	536,690
4.000%, 01/01/45	479,668	465,674
4.000%, 03/01/45	346,479	336,558
4.000%, 10/01/45	481,171	467,392
4.000%, 03/01/47	138,181	133,610
4.000%, 05/01/47	150,332	145,359
4.000%, 06/01/47	224,645	217,215
4.000%, 07/01/47	241,911	233,909
4.000%, 10/01/47	359,808	347,906
4.000%, 05/01/48	407,518	392,903
4.000%, 06/01/48	344,207	331,863
4.000%, 07/01/48	254,933	245,791
4.000%, 09/01/48	123,229	118,809
4.000%, 10/01/48	191,295	184,434
4.000%, 11/01/48	239,796	231,197
4.000%, 04/01/49	394,517	379,383
4.000%, 02/01/50	420,323	404,199
4.000%, 03/01/50	459,867	442,225
4.000%, 09/01/50	317,791	304,919
4.000%, 01/01/51	1,833,903	1,763,551
4.000%, 07/01/52	6,033,714	5,783,222
4.000%, 09/01/52	1,602,089	1,529,088
4.000%, 11/01/52	1,247,121	1,189,908
4.000%, 12/01/54	2,869,494	2,725,521
4.000%, 01/01/55	2,099,157	1,993,834
4.500%, 08/01/30	47,211	47,571
4.500%, 08/01/33	26,201	26,421
4.500%, 10/01/33	34,611	34,904
4.500%, 04/01/34	23,580	23,784
4.500%, 01/01/39	7,330	7,367
4.500%, 07/01/39	293,983	295,432
4.500%, 09/01/39	361,229	363,014
4.500%, 10/01/39	192,004	192,952
4.500%, 11/01/39	1,606,778	1,609,810
4.500%, 05/01/40	300,387	302,561
4.500%, 08/01/40	339,276	341,480
4.500%, 11/01/40	186,075	187,284
4.500%, 12/01/40	421,772	424,516
4.500%, 04/01/41	1,105,545	1,109,766
4.500%, 05/01/41	235,549	236,068
4.500%, 03/01/44	156,065	155,610
4.500%, 08/01/47	340,514	338,365
4.500%, 10/01/48	163,846	162,755
4.500%, 12/01/48	219,044	217,586
4.500%, 09/01/50	2,124,237	2,110,098
4.500%, 09/01/52	1,166,997	1,147,197
4.500%, 10/01/52	1,543,933	1,515,816
4.500%, 11/01/52	1,203,832	1,181,722
4.500%, 10/01/53	1,326,333	1,300,287
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 10/01/54	1,410,028	$1,378,987
4.500%, 06/01/55	2,021,447	1,974,987
4.500%, 07/01/55	1,000,031	977,046
4.500%, 12/01/55	1,994,812	1,948,964
5.000%, 07/01/33	28,131	28,708
5.000%, 08/01/33	99,189	101,216
5.000%, 09/01/33	31,691	32,341
5.000%, 10/01/33	313,531	319,945
5.000%, 03/01/34	39,559	40,369
5.000%, 04/01/34	83,511	85,283
5.000%, 05/01/34	15,732	16,076
5.000%, 09/01/34	64,726	66,143
5.000%, 02/01/35	25,674	26,236
5.000%, 04/01/35	10,070	10,301
5.000%, 05/01/35	5,327	5,450
5.000%, 11/01/35	28,856	29,520
5.000%, 03/01/36	97,399	99,640
5.000%, 07/01/37	88,603	90,726
5.000%, 01/01/39	79,528	81,434
5.000%, 11/01/39	1,557,858	1,578,989
5.000%, 04/01/40	251,137	257,104
5.000%, 07/01/41	153,382	156,964
5.000%, 04/01/49	266,187	270,670
5.000%, 10/01/52	1,461,811	1,465,763
5.000%, 11/01/52	1,157,775	1,162,446
5.000%, 12/01/52	3,121,938	3,133,884
5.000%, 07/01/53	2,901,942	2,908,130
5.000%, 08/01/53	1,662,657	1,665,865
5.000%, 10/01/53	1,287,471	1,289,433
5.000%, 04/01/54	1,319,138	1,317,321
5.000%, 12/01/54	2,626,442	2,622,823
5.000%, 08/01/55	2,939,956	2,935,146
5.000%, 01/01/56	2,000,000	1,996,181
5.500%, 10/01/32	7,549	7,778
5.500%, 02/01/33	16,789	17,298
5.500%, 08/01/33	42,247	43,610
5.500%, 10/01/33	18,049	18,632
5.500%, 12/01/33	89,626	92,586
5.500%, 02/01/34	23,516	24,459
5.500%, 03/01/34	9,763	10,152
5.500%, 04/01/34	7,496	7,796
5.500%, 09/01/34	35,355	36,765
5.500%, 12/01/34	24,562	25,542
5.500%, 01/01/35	21,653	22,518
5.500%, 04/01/35	5,881	6,124
5.500%, 06/01/35	27,826	28,975
5.500%, 01/01/37	38,006	39,609
5.500%, 05/01/37	28,643	29,853
5.500%, 05/01/38	20,874	21,841
5.500%, 06/01/38	17,669	18,487
5.500%, 12/01/52	1,487,443	1,517,440
5.500%, 01/01/53	1,442,417	1,470,893
5.500%, 03/01/53	731,720	744,727
5.500%, 04/01/53	739,018	752,058
5.500%, 05/01/53	1,499,941	1,525,121
See accompanying notes to financial statements.
BHFTII-237

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 07/01/53	3,098,470	$3,151,916
5.500%, 09/01/53	1,397,177	1,421,165
5.500%, 10/01/53	1,396,877	1,420,965
5.500%, 01/01/54	1,645,496	1,672,795
5.500%, 02/01/54	1,187,535	1,207,262
5.500%, 05/01/54	1,215,999	1,234,834
5.500%, 06/01/54	1,230,553	1,249,519
5.500%, 11/01/54	4,608,445	4,734,919
5.500%, 12/01/54	13,170,162	13,367,098
5.500%, 03/01/55	5,355,599	5,434,319
5.500%, 04/01/55	1,789,158	1,815,457
5.500%, 08/01/55	957,961	972,042
6.000%, 11/01/28	75	75
6.000%, 12/01/28	82	84
6.000%, 06/01/31	14,490	15,004
6.000%, 09/01/32	14,583	15,178
6.000%, 01/01/33	1,914	1,992
6.000%, 02/01/33	23,291	24,238
6.000%, 04/01/33	41,077	42,971
6.000%, 05/01/33	49,885	52,180
6.000%, 05/01/34	40,635	42,681
6.000%, 09/01/34	43,590	45,798
6.000%, 01/01/35	15,632	16,420
6.000%, 07/01/36	5,104	5,408
6.000%, 09/01/36	25,623	27,153
6.000%, 08/01/37	45,462	48,354
6.000%, 10/01/37	26,747	28,449
6.000%, 12/01/38	26,870	28,585
6.000%, 04/01/53	1,975,732	2,031,540
6.000%, 05/01/53	673,499	692,487
6.000%, 07/01/53	1,385,698	1,425,086
6.000%, 09/01/53	1,213,585	1,247,543
6.000%, 12/01/53	1,306,979	1,344,179
6.000%, 02/01/54	989,223	1,016,539
6.000%, 03/01/54	694,143	712,862
6.000%, 05/01/54	2,111,235	2,167,128
6.000%, 09/01/54	5,447,856	5,596,065
6.000%, 11/01/54	1,550,801	1,592,711
6.000%, 02/01/55	2,369,864	2,432,319
6.000%, 03/01/55	2,406,564	2,470,858
6.000%, 06/01/55	1,347,671	1,383,676
6.000%, 07/01/55	3,670,342	3,768,445
6.000%, 08/01/55	1,767,162	1,814,866
6.000%, 10/01/55	2,869,210	2,948,194
6.000%, 12/01/55	1,971,014	2,028,047
6.500%, 05/01/28	2,487	2,531
6.500%, 12/01/28	20,700	20,855
6.500%, 03/01/29	541	550
6.500%, 04/01/29	3,120	3,176
6.500%, 05/01/29	100	100
6.500%, 08/01/29	201	204
6.500%, 09/01/31	2,062	2,168
6.500%, 06/01/32	3,257	3,437
6.500%, 10/01/33	2,487	2,638
6.500%, 10/01/34	49,726	52,772
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.500%, 10/01/37	10,853	$11,677
6.500%, 09/01/53	897,452	932,146
6.500%, 01/01/54	1,402,666	1,456,891
6.500%, 02/01/54	2,196,745	2,281,668
6.500%, 04/01/54	582,464	604,855
6.500%, 05/01/54	869,453	902,877
6.500%, 08/01/54	1,275,702	1,324,742
6.500%, 10/01/55	5,712,979	5,940,209
7.000%, 06/01/26	8	8
7.000%, 06/01/28	1,895	1,902
7.000%, 10/01/29	651	676
7.000%, 06/01/32	8,950	9,493
7.000%, 10/01/37	39,100	42,921
7.000%, 12/01/53	402,752	423,082
7.500%, 06/01/26	24	24
7.500%, 07/01/29	636	655
7.500%, 10/01/29	773	784
8.000%, 11/01/29	4	4
8.000%, 05/01/30	7,601	7,801
8.000%, 11/01/30	232	238
8.000%, 01/01/31	202	204
8.000%, 02/01/31	652	681
Federal National Mortgage Association-ACES
1.610%, 03/25/31	425,178	411,665
2.190%, 01/25/30	1,435,000	1,339,773
Government National Mortgage Association
2.000%, 11/20/50	3,408,857	2,829,607
2.000%, 01/20/51	1,766,784	1,466,290
2.000%, 03/20/51	1,218,924	1,011,333
2.000%, 04/20/51	3,123,497	2,591,482
2.000%, 05/20/51	8,950,965	7,426,200
2.000%, 06/20/51	971,784	806,225
2.000%, 08/20/51	6,744,445	5,595,152
2.000%, 10/20/51	2,119,447	1,758,197
2.000%, 12/20/51	1,810,680	1,501,986
2.000%, 02/20/52	3,283,392	2,723,031
2.500%, 02/20/50	693,297	600,778
2.500%, 06/20/50	2,529,227	2,188,731
2.500%, 07/20/50	1,821,155	1,577,419
2.500%, 09/20/50	3,039,054	2,631,849
2.500%, 11/20/50	1,364,732	1,181,659
2.500%, 04/20/51	1,741,779	1,506,208
2.500%, 07/20/51	7,795,461	6,740,061
2.500%, 08/20/51	7,956,487	6,878,916
2.500%, 09/20/51	3,375,534	2,918,219
2.500%, 12/20/51	1,775,231	1,534,559
2.500%, 01/20/52	1,737,123	1,501,536
2.500%, 05/20/52	1,784,414	1,542,210
3.000%, 08/15/28	123,104	121,824
3.000%, 11/15/42	462,353	427,577
3.000%, 12/15/42	456,314	421,972
3.000%, 12/20/42	494,927	458,588
3.000%, 02/15/43	366,032	338,485
3.000%, 03/15/43	402,133	371,427
3.000%, 03/20/43	433,294	401,397
See accompanying notes to financial statements.
BHFTII-238

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 07/15/43	364,431	$336,604
3.000%, 12/20/44	417,601	384,617
3.000%, 04/20/45	376,313	343,894
3.000%, 08/20/45	686,827	627,657
3.000%, 11/20/45	370,985	339,025
3.000%, 01/20/46	602,371	550,478
3.000%, 09/20/46	653,405	595,997
3.000%, 10/20/46	672,187	613,685
3.000%, 11/20/46	709,693	647,339
3.000%, 01/20/47	735,029	670,450
3.000%, 04/20/47	323,161	294,526
3.000%, 02/20/48	464,048	422,928
3.000%, 10/20/49	510,651	462,310
3.000%, 01/20/50	2,923,503	2,641,624
3.000%, 05/20/50	1,064,659	961,478
3.000%, 07/20/50	683,112	616,750
3.000%, 10/20/50	6,491,657	5,860,260
3.000%, 11/20/50	1,454,558	1,312,915
3.000%, 04/20/52	588,104	529,655
3.000%, 05/20/52	2,686,238	2,419,264
3.500%, 12/20/41	282,776	266,518
3.500%, 02/15/42	117,099	110,418
3.500%, 08/20/42	265,849	250,568
3.500%, 01/20/43	372,764	351,338
3.500%, 05/20/43	577,199	544,159
3.500%, 07/20/44	543,856	511,947
3.500%, 02/20/45	568,636	535,273
3.500%, 06/20/45	352,547	329,733
3.500%, 08/20/45	840,679	786,276
3.500%, 10/20/45	553,759	517,924
3.500%, 12/20/45	513,078	479,875
3.500%, 01/20/46	489,653	457,966
3.500%, 02/20/46	396,021	370,394
3.500%, 06/20/46	436,336	407,543
3.500%, 02/20/47	692,535	646,836
3.500%, 03/20/47	588,774	549,967
3.500%, 09/20/47	241,115	225,222
3.500%, 10/20/48	114,216	106,461
3.500%, 05/20/49	205,566	190,940
3.500%, 07/20/49	227,952	211,733
3.500%, 09/20/49	615,054	571,292
3.500%, 10/20/49	378,980	352,015
3.500%, 11/20/49	526,906	489,416
3.500%, 12/20/49	342,741	318,355
3.500%, 06/20/50	484,240	449,732
3.500%, 02/20/51	811,460	753,723
3.500%, 06/20/53	4,734,592	4,397,188
3.500%, 05/20/55	984,368	896,771
4.000%, 07/15/39	282,484	277,130
4.000%, 07/15/40	171,204	166,889
4.000%, 11/20/40	243,346	237,161
4.000%, 12/20/40	321,557	313,384
4.000%, 11/20/43	162,975	158,798
4.000%, 04/20/44	232,044	224,781
4.000%, 05/20/44	277,219	268,542
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 09/20/44	463,192	$448,695
4.000%, 11/20/44	122,394	118,563
4.000%, 10/20/45	427,268	413,777
4.000%, 11/20/45	228,823	221,598
4.000%, 03/20/47	88,260	85,198
4.000%, 04/20/47	351,203	338,318
4.000%, 09/20/47	322,588	310,753
4.000%, 07/20/48	221,978	213,832
4.000%, 08/20/48	160,829	154,927
4.000%, 09/20/48	288,952	278,347
4.000%, 07/20/49	292,214	280,610
4.000%, 05/20/50	419,370	402,716
4.000%, 07/20/52	1,908,205	1,821,142
4.000%, 02/20/53	4,852,366	4,637,098
4.000%, 01/20/55	1,072,190	1,013,238
4.500%, 01/15/39	64,688	65,028
4.500%, 04/15/39	146,937	147,650
4.500%, 05/15/39	336,222	337,875
4.500%, 08/15/39	120,907	121,442
4.500%, 01/15/40	139,450	139,976
4.500%, 04/15/40	49,569	49,729
4.500%, 08/20/40	195,267	195,901
4.500%, 12/20/40	151,675	152,167
4.500%, 02/15/41	45,462	45,609
4.500%, 04/15/41	52,414	52,578
4.500%, 04/20/41	110,254	110,616
4.500%, 03/20/42	121,460	121,860
4.500%, 10/20/43	141,781	141,477
4.500%, 03/20/47	218,041	217,543
4.500%, 03/20/49	149,097	147,855
4.500%, 08/20/52	1,874,873	1,842,723
4.500%, 10/20/52	7,752,601	7,617,262
4.500%, 01/20/55	2,907,306	2,837,196
4.500%, 05/20/55	2,070,702	2,019,835
5.000%, 12/15/35	53,248	54,714
5.000%, 12/15/36	13,266	13,396
5.000%, 01/15/39	160,160	164,195
5.000%, 02/15/39	29,331	30,075
5.000%, 08/15/39	169,896	174,257
5.000%, 09/15/39	30,786	31,575
5.000%, 12/15/39	138,574	142,101
5.000%, 05/15/40	112,074	114,836
5.000%, 08/20/40	105,717	108,312
5.000%, 10/20/40	109,818	112,513
5.000%, 06/20/44	235,920	241,710
5.000%, 10/20/48	165,260	167,511
5.000%, 01/20/49	115,198	116,768
5.000%, 04/20/53	1,564,226	1,569,561
5.000%, 07/20/53	2,574,223	2,584,892
5.000%, 10/20/54	923,573	922,726
5.000%, 11/20/54	7,508,461	7,502,227
5.000%, 03/20/55	959,614	958,239
5.000%, 05/20/55	1,964,848	1,962,031
5.000%, 06/20/55	1,975,174	1,972,343
5.000%, 12/20/55	4,000,000	3,995,005
See accompanying notes to financial statements.
BHFTII-239

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.500%, 03/15/36	34,449	$35,183
5.500%, 09/15/38	15,342	15,714
5.500%, 08/15/39	34,899	36,227
5.500%, 04/20/53	2,080,654	2,115,417
5.500%, 08/20/53	2,958,498	3,006,466
5.500%, 07/20/54	1,618,294	1,637,585
5.500%, 11/20/54	7,908,612	7,996,643
5.500%, 01/20/55	1,696,223	1,714,786
5.500%, 05/20/55	3,911,692	3,954,607
5.500%, 08/20/55	1,978,831	2,001,683
5.500%, 11/20/55	1,995,021	2,019,212
6.000%, 01/15/29	372	376
6.000%, 01/15/33	35,655	37,340
6.000%, 03/15/35	27,858	29,472
6.000%, 09/15/36	28,885	30,309
6.000%, 07/15/38	62,478	66,045
6.000%, 01/20/53	515,919	530,897
6.000%, 12/20/53	2,186,829	2,241,908
6.000%, 09/20/54	4,010,872	4,097,941
6.000%, 10/20/54	1,019,989	1,042,131
6.000%, 01/20/55	1,037,339	1,059,857
6.000%, 04/20/55	1,813,967	1,849,574
6.000%, 09/20/55	1,486,085	1,519,747
6.500%, 02/15/27	114	114
6.500%, 08/15/28	1,084	1,097
6.500%, 11/15/28	596	611
6.500%, 12/15/28	2,067	2,091
6.500%, 07/15/29	756	763
6.500%, 06/20/31	3,674	3,828
6.500%, 05/15/36	61,347	65,524
6.500%, 11/20/53	901,080	940,028
6.500%, 07/20/54	1,458,430	1,509,444
6.500%, 11/20/54	1,159,965	1,200,333
6.500%, 06/20/55	1,849,410	1,914,586
7.000%, 01/15/28	130	132
7.000%, 05/15/28	1,277	1,284
7.000%, 06/15/28	640	647
7.000%, 10/15/28	1,098	1,112
7.000%, 03/15/31	94	96
7.000%, 08/15/31	14,590	15,481
7.000%, 07/15/32	5,699	6,067
7.500%, 02/20/28	119	121
8.000%, 08/15/26	63	63
8.000%, 09/15/26	21	21
Total Agency Sponsored Mortgage-Backed Securities (Cost $852,501,682)		816,294,146

Foreign Government—1.6%
Banks — 0.1%
Korea Development Bank
4.875%, 02/03/30	2,000,000	2,069,296
Security Description	Principal Amount*	Value

Regional Government — 0.2%
Province of Alberta
4.500%, 01/24/34	1,000,000	$1,012,850
Province of British Columbia
1.300%, 01/29/31	1,000,000	879,888
Province of Ontario
4.200%, 01/18/29 (a)	2,500,000	2,536,129
Province of Quebec
2.500%, 04/20/26	1,000,000	995,869
4.250%, 09/05/34 (a)	2,000,000	1,979,521
		7,404,257
Sovereign — 1.3%
Canada Government International Bonds
4.625%, 04/30/29 (a)	1,000,000	1,031,892
Chile Government International Bonds
2.550%, 07/27/33 (a)	1,300,000	1,126,006
3.100%, 01/22/61	1,200,000	745,510
3.500%, 01/25/50 (a)	1,000,000	733,863
Export Development Canada
4.125%, 02/13/29	1,500,000	1,522,579
Export-Import Bank of Korea
4.000%, 09/11/29 (a)	2,100,000	2,104,323
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	733,418
3.850%, 10/15/30	700,000	686,057
4.350%, 01/11/48 (a)	1,200,000	1,038,148
4.550%, 01/11/28 (a)	1,000,000	1,007,514
Israel Government AID Bonds
5.500%, 09/18/33	200,000	215,487
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	782,559
5.500%, 03/12/34	2,000,000	2,071,266
Japan Bank for International Cooperation
2.750%, 11/16/27	1,000,000	982,996
4.625%, 07/19/28	1,600,000	1,634,308
Japan International Cooperation Agency
4.250%, 05/22/30	500,000	506,462
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,067,867
4.600%, 01/23/46	1,100,000	864,926
4.750%, 03/08/44	900,000	740,912
5.750%, 10/12/2110	1,000,000	838,383
6.350%, 02/09/35	3,000,000	3,144,671
6.625%, 01/29/38	1,400,000	1,461,402
6.750%, 09/27/34	1,050,000	1,136,817
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	934,877
Panama Government International Bonds
3.875%, 03/17/28	900,000	883,664
7.875%, 03/01/57 (a)	1,900,000	2,212,122
Peru Government International Bonds
5.875%, 08/08/54	1,000,000	989,435
8.750%, 11/21/33	1,450,000	1,824,783
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	971,475
4.375%, 03/05/30	2,000,000	2,022,696
See accompanying notes to financial statements.
BHFTII-240

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Foreign Government—(Continued)
Municipals—0.4%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Philippines Government International Bonds
5.000%, 01/13/37 (a)	1,740,000	$1,758,801
Republic of Italy Government International Bonds
2.875%, 10/17/29 (a)	1,000,000	961,838
Republic of Poland Government International Bonds
3.250%, 04/06/26 (a)	1,000,000	997,672
5.500%, 03/18/54 (a)	1,100,000	1,049,706
Svensk Exportkredit AB
4.875%, 10/04/30 (a)	1,000,000	1,045,326
Uruguay Government International Bonds
4.375%, 10/27/27	600,000	602,962
		42,432,723
Total Foreign Government (Cost $52,981,165)		51,906,276

Non-Agency Mortgage-Backed Securities—0.7%
Commercial Mortgage-Backed Securities — 0.7%
Bank
2.556%, 05/15/64	500,000	452,565
2.758%, 09/15/62	161,892	153,494
3.538%, 11/15/54	990,433	978,963
4.407%, 11/15/61 (b)	881,000	885,318
5.355%, 10/15/57 (b)	300,000	304,806
6.106%, 06/15/57 (b)	500,000	533,538
6.356%, 06/15/57 (b)	400,000	420,540
Bank5
5.769%, 06/15/57	1,400,000	1,461,813
6.255%, 09/15/56	1,558,337	1,620,276
6.260%, 04/15/56 (b)	1,000,000	1,037,831
Bank5 Trust
5.753%, 01/15/58	1,000,000	1,049,375
BBCMS Mortgage Trust
3.662%, 04/15/55 (b)	730,000	683,863
4.600%, 06/15/55 (b)	2,000,000	1,893,880
5.720%, 02/15/62	275,000	293,091
5.829%, 05/15/57	350,000	375,379
5.943%, 05/15/57 (b)	560,000	577,844
6.094%, 05/15/57 (b)	200,000	214,120
Benchmark Mortgage Trust
2.388%, 09/15/54	1,150,000	1,024,740
3.666%, 01/15/51 (b)	915,000	905,330
6.228%, 05/15/56 (b)	1,500,000	1,582,742
6.363%, 07/15/56 (b)	2,500,000	2,615,248
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	780,067
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	943,426
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	404,155
5.645%, 02/15/58	2,050,000	2,167,146
6.044%, 02/15/58 (b)	850,000	883,127
Total Non-Agency Mortgage-Backed Securities (Cost $24,014,557)		24,242,677

Security Description	Principal Amount*	Value

California State University
2.897%, 11/01/51	310,000	$216,754
5.183%, 11/01/53	190,000	180,579
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	344,642
City of New York NY
5.828%, 10/01/53	1,000,000	1,029,136
Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	2,155,502
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,030,731
Municipal Electric Authority of Georgia
6.637%, 04/01/57	853,000	922,476
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,198,543
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	291,920
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,256,888
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	667,735
State of California, General Obligation Unlimited
4.500%, 08/01/29	3,000,000	3,074,099
7.300%, 10/01/39	1,200,000	1,396,527
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,073,235	1,099,926
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	458,933
Total Municipals (Cost $16,643,140)		15,324,391

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
4.480%, 03/15/30	1,500,000	1,516,592
5.260%, 02/15/29	1,510,000	1,537,074
Carvana Auto Receivables Trust
5.210%, 06/10/30	2,000,000	2,040,361
Ford Credit Auto Owner Trust
4.610%, 08/15/29	550,000	556,299
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	503,826
Nissan Auto Receivables Owner Trust
4.350%, 09/15/31	1,000,000	1,009,891
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	504,017
4.680%, 05/15/30	500,000	504,334
		8,172,394
Asset-Backed - Credit Card — 0.1%
American Express Credit Account Master Trust
4.280%, 04/15/30	1,100,000	1,113,033
5.150%, 09/16/30	2,000,000	2,068,495
See accompanying notes to financial statements.
BHFTII-241

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Credit Card—(Continued)
WF Card Issuance Trust
4.290%, 10/15/29	675,000	$681,570
		3,863,098
Asset-Backed - Other — 0.1%
John Deere Owner Trust
4.230%, 09/17/29	500,000	503,555
Verizon Master Trust
4.420%, 08/20/30	2,000,000	2,009,602
		2,513,157
Total Asset-Backed Securities (Cost $14,406,897)		14,548,649

Short-Term Investments—0.5%
U.S. Treasury—0.5%
U.S. Treasury Bills
3.515%, 01/22/26 (c)	9,400,000	9,381,446
3.523%, 01/22/26 (c)	1,500,000	1,497,039
3.529%, 01/22/26 (c)	1,600,000	1,596,842
3.551%, 01/22/26 (c)	2,900,000	2,894,276
Total Short-Term Investments (Cost $15,368,340)		15,369,603

Securities Lending Reinvestments (d)—8.5%
Short-Term Investment Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (e)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (e)	5,000,000	5,000,000
		10,000,000

Certificates of Deposit—0.7%
Bank of Montreal
4.090%, SOFR + 0.380%, 11/19/26 (b)	1,000,000	999,997
Bank of Nova Scotia
4.040%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	1,000,088
Commonwealth Bank of Australia
4.090%, SOFR + 0.380%, 04/13/26 (b)	4,000,000	4,001,372
Mizuho Bank Ltd.
3.990%, SOFR + 0.220%, 04/10/26 (b)	3,000,000	2,999,649
4.010%, SOFR + 0.240%, 01/13/26 (b)	1,500,000	1,500,006
National Bank of Canada
3.970%, SOFR + 0.200%, 02/11/26 (b)	3,000,000	3,001,120
Standard Chartered Bank
3.980%, SOFR + 0.270%, 05/07/26 (b)	1,000,000	1,000,278
Sumitomo Mitsui Trust Bank Ltd.
4.110%, 01/22/26	2,000,000	2,000,560
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (b)	5,000,000	5,000,955
		21,504,025
Security Description	Principal Amount*	Value
Commercial Paper—0.2%
Ionic Funding LLC
4.110%, 01/05/26	4,000,000	$3,997,824
Westpac Banking Corp.
4.110%, SOFR + 0.400%, 04/10/26 (b)	3,000,000	3,001,701
		6,999,525
Repurchase Agreements—7.2%
Bank of Montreal
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $6,001,257; collateralized by various Common Stock with an aggregate market value of $6,675,743	6,000,000	6,000,000
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $15,003,142; collateralized by various Common Stock with an aggregate market value of $16,705,136	15,000,000	15,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $20,004,278; collateralized by various Common Stock with an aggregate market value of $22,273,514	20,000,000	20,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/25 at 3.970%, due on 04/02/26 with a maturity value of $4,040,582; collateralized by various Common Stock with an aggregate market value of $4,455,275	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $1,718,787; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $1,753,163	1,718,422	1,718,422
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $6,128,718; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $6,240,751	6,000,000	6,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $27,005,865; collateralized by various Common Stock with an aggregate market value of $30,003,308	27,000,000	27,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $2,000,443; collateralized by various Common Stock with an aggregate market value of $2,225,917	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $2,125,456; collateralized by various Common Stock with an aggregate market value of $2,369,114	2,125,000	2,125,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $10,002,144; collateralized by various Common Stock with an aggregate market value of $11,112,321	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTII-242

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $45,033,950; collateralized by various Common Stock with an aggregate market value of $50,048,348	45,000,000	$45,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/07/26 with a maturity value of $45,034,212; collateralized by various Common Stock with an aggregate market value of $50,171,626	45,000,000	45,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/25 at 3.910%, due on 02/04/26 with a maturity value of $8,030,411; collateralized by various Common Stock with an aggregate market value of $8,889,854	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $500,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $510,001	500,000	500,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $40,008,311; collateralized by various Common Stock with an aggregate market value of $44,009,144	40,000,000	40,000,000
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $5,003,879; collateralized by various Common Stock with an aggregate market value of $5,556,321	5,000,000	5,000,000
		237,343,422
Time Deposits—0.1%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 01/07/26 (b)	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $279,842,052)		279,846,972
Total Investments—107.9% (Cost $3,675,567,956)		3,567,422,529
Other assets and liabilities (net)—(7.9)%		(260,597,179)
Net Assets—100.0%		$3,306,825,350

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $594,544,570 and the collateral received consisted of cash in the amount of $279,803,234 and non-cash collateral with a value of $350,633,629. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$2,414,806, which is 0.1% of net assets.

See accompanying notes to financial statements.
BHFTII-243

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of December 31, 2025
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$450,760,089	$165,343,895	$825 ,380,983	$328,820,207
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(179,704,106)	$—	$—	$—	$(179,704,106)
Foreign Government	(5,665,662)	—	—	—	(5,665,662)
U.S. Treasury & Government Agencies	(94,433,466)	—	—	—	(94,433,466)
Total Borrowings	$(279,803,234)	$—	$—	$—	$(279,803,234)
Gross amount of recognized liabilities for securities lending transactions					$(279,803,234)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,520,046,775	$—	$1,520,046,775
Total Corporate Bonds & Notes*	—	829,843,040	—	829,843,040
Total Agency Sponsored Mortgage-Backed Securities*	—	816,294,146	—	816,294,146
Total Foreign Government*	—	51,906,276	—	51,906,276
Total Non-Agency Mortgage-Backed Securities*	—	24,242,677	—	24,242,677
Total Municipals*	—	15,324,391	—	15,324,391
Total Asset-Backed Securities*	—	14,548,649	—	14,548,649
Total Short-Term Investments*	—	15,369,603	—	15,369,603
Securities Lending Reinvestments
Short-Term Investment Funds	10,000,000	—	—	10,000,000
Certificates of Deposit	—	21,504,025	—	21,504,025
Commercial Paper	—	6,999,525	—	6,999,525
Repurchase Agreements	—	237,343,422	—	237,343,422
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	10,000,000	269,846,972	—	279,846,972
Total Investments	$10,000,000	$3,557,422,529	$—	$3,567,422,529
Collateral for Securities Loaned (Liability)	$—	$(279,803,234)	$—	$(279,803,234)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-244

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$3,567,422,529
Cash	243,397
Receivable for:
Investments sold	36,024,554
Fund shares sold	1,239,234
Interest	26,989,180
Prepaid expenses	13,310
Total Assets	3,631,932,204
Liabilities
Collateral for securities loaned	279,803,234
Payable for:
Investments purchased	40,455,406
Fund shares redeemed	3,078,808
Accrued Expenses:
Management fees	669,561
Distribution and service fees	184,037
Deferred trustees’ fees	240,233
Other expenses	675,575
Total Liabilities	325,106,854
Net Assets	$3,306,825,350
Net Assets Consist of:
Paid in surplus	$3,480,296,592
Distributable earnings (Accumulated losses)	(173,471,242)
Net Assets	$3,306,825,350
Net Assets
Class A	$2,487,717,732
Class B	484,541,911
Class E	33,534,301
Class G	301,031,406
Capital Shares Outstanding*
Class A	254,791,181
Class B	50,863,113
Class E	3,454,897
Class G	31,769,722
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.76
Class B	9.53
Class E	9.71
Class G	9.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,675,567,956.
(b)	Includes securities loaned at value of $594,544,570.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Interest	$142,266,918
Securities lending income	621,676
Total investment income	142,888,594
Expenses
Management fees	8,681,783
Administration fees	154,633
Custodian and accounting fees	283,317
Distribution and service fees—Class B	1,239,325
Distribution and service fees—Class E	50,346
Distribution and service fees—Class G	907,846
Audit and tax services	74,622
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	114,276
Insurance	23,040
Miscellaneous	21,072
Total expenses	11,660,845
Less management fee waiver	(419,543)
Net expenses	11,241,302
Net Investment Income	131,647,292
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(20,506,970)
Net change in unrealized appreciation (depreciation) on investments	126,982,328
Net realized and unrealized gain (loss)	106,475,358
Net Increase (Decrease) in Net Assets From Operations	$238,122,650
See accompanying notes to financial statements.
BHFTII-245

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$131,647,292	$64,523,475
Net realized gain (loss)	(20,506,970)	(26,311,257)
Net change in unrealized appreciation (depreciation)	126,982,328	(29,367,520)
Increase (decrease) in net assets from operations	238,122,650	8,844,698
From Distributions to Shareholders
Class A	(55,823,894)	(30,762,993)
Class B	(8,850,217)	(15,611,186)
Class E	(614,306)	(1,048,505)
Class G	(5,300,544)	(9,086,954)
Total distributions	(70,588,961)	(56,509,638)
Increase (decrease) in net assets from capital share transactions	(592,485,841)	1,863,807,073
Total increase (decrease) in net assets	(424,952,152)	1,816,142,133
Net Assets
Beginning of period	3,731,777,502	1,915,635,369
End of period	$3,306,825,350	$3,731,777,502

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	19,925,716	$189,936,767	209,594,018	$1,957,940,046
Reinvestments	5,964,091	55,823,894	3,354,743	30,762,993
Redemptions	(79,496,590)	(756,342,498)	(10,209,170)	(95,856,741)
Net increase (decrease)	(53,606,783)	$(510,581,837)	202,739,591	$1,892,846,298
Class B
Sales	2,379,889	$22,137,157	3,609,193	$33,014,352
Reinvestments	968,295	8,850,217	1,742,320	15,611,186
Redemptions	(9,274,523)	(86,387,716)	(8,242,317)	(75,641,582)
Net increase (decrease)	(5,926,339)	$(55,400,342)	(2,890,804)	$(27,016,044)
Class E
Sales	178,019	$1,683,857	296,501	$2,756,490
Reinvestments	65,983	614,306	114,968	1,048,505
Redemptions	(548,516)	(5,191,772)	(508,388)	(4,739,980)
Net increase (decrease)	(304,514)	$(2,893,609)	(96,919)	$(934,985)
Class G
Sales	2,163,431	$20,000,481	2,623,393	$23,899,736
Reinvestments	582,477	5,300,544	1,019,860	9,086,954
Redemptions	(5,285,389)	(48,911,078)	(3,730,610)	(34,074,886)
Net increase (decrease)	(2,539,481)	$(23,610,053)	(87,357)	$(1,088,196)
Increase (decrease) derived from capital shares transactions		$(592,485,841)		$1,863,807,073
See accompanying notes to financial statements.
BHFTII-246

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.31	$9.52	$9.32	$11.04	$11.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.37	0.31	0.25	0.21	0.19
Net realized and unrealized gain (loss)	0.28	(0.23)	0.23	(1.65)	(0.41)
Total income (loss) from investment operations	0.65	0.08	0.48	(1.44)	(0.22)
Less Distributions
Distributions from net investment income	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)
Total distributions	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)
Net Asset Value, End of Period	$9.76	$9.31	$9.52	$9.32	$11.04
Total Return (%) (b)	7.04	0.89	5.20	(13.09)	(1.93)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (c)	0.26	0.28	0.28	0.27	0.27
Ratio of net investment income (loss) to average net assets (%)	3.85	3.26	2.67	2.13	1.69
Portfolio turnover rate (%)	18	20	17	15	28
Net assets, end of period (in millions)	$2,487.7	$2,871.0	$1,006.1	$1,091.7	$1,469.1

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.09	$9.30	$9.10	$10.78	$11.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.26	0.22	0.18	0.16
Net realized and unrealized gain (loss)	0.27	(0.20)	0.23	(1.61)	(0.41)
Total income (loss) from investment operations	0.61	0.06	0.45	(1.43)	(0.25)
Less Distributions
Distributions from net investment income	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)
Total distributions	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Period	$9.53	$9.09	$9.30	$9.10	$10.78
Total Return (%) (b)	6.80	0.64	5.03	(13.31)	(2.22)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (c)	0.51	0.53	0.53	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	3.60	2.88	2.42	1.87	1.44
Portfolio turnover rate (%)	18	20	17	15	28
Net assets, end of period (in millions)	$484.5	$515.9	$554.8	$566.9	$755.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-247

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.25	$9.46	$9.26	$10.97	$11.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35	0.28	0.23	0.19	0.17
Net realized and unrealized gain (loss)	0.29	(0.21)	0.23	(1.64)	(0.41)
Total income (loss) from investment operations	0.64	0.07	0.46	(1.45)	(0.24)
Less Distributions
Distributions from net investment income	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)
Total distributions	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)
Net Asset Value, End of Period	$9.71	$9.25	$9.46	$9.26	$10.97
Total Return (%) (b)	7.01	0.74	5.05	(13.25)	(2.08)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (c)	0.41	0.43	0.43	0.42	0.42
Ratio of net investment income (loss) to average net assets (%)	3.70	2.99	2.52	1.98	1.54
Portfolio turnover rate (%)	18	20	17	15	28
Net assets, end of period (in millions)	$33.5	$34.8	$36.5	$37.6	$48.2

	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.04	$9.25	$9.06	$10.73	$11.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.26	0.21	0.18	0.15
Net realized and unrealized gain (loss)	0.28	(0.21)	0.23	(1.61)	(0.40)
Total income (loss) from investment operations	0.61	0.05	0.44	(1.43)	(0.25)
Less Distributions
Distributions from net investment income	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)
Total distributions	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)
Net Asset Value, End of Period	$9.48	$9.04	$9.25	$9.06	$10.73
Total Return (%) (b)	6.79	0.61	4.90	(13.33)	(2.26)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (c)	0.56	0.58	0.58	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	3.55	2.84	2.38	1.83	1.39
Portfolio turnover rate (%)	18	20	17	15	28
Net assets, end of period (in millions)	$301.0	$310.1	$318.2	$309.9	$383.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-248

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.4%
AeroVironment, Inc. (a) (b)	11,015	$2,664,418
ATI, Inc. (b)	47,039	5,398,196
BWX Technologies, Inc.	31,654	5,471,077
Carpenter Technology Corp.	17,249	5,430,675
Curtiss-Wright Corp.	12,767	7,038,064
Hexcel Corp.	27,561	2,036,758
Kratos Defense & Security Solutions, Inc. (b)	58,456	4,437,395
Woodward, Inc.	20,762	6,276,768
		38,753,351
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (b)	39,637	2,086,492
Automobile Components — 1.0%
Autoliv, Inc. (a)	24,197	2,872,184
BorgWarner, Inc.	74,066	3,337,414
Gentex Corp.	75,802	1,763,912
Goodyear Tire & Rubber Co. (b)	99,075	867,897
Lear Corp.	17,958	2,057,987
Visteon Corp.	9,447	898,410
		11,797,804
Automobiles — 0.2%
Harley-Davidson, Inc.	40,903	838,102
Thor Industries, Inc.	18,222	1,870,853
		2,708,955
Banks — 6.3%
Associated Banc-Corp.	56,604	1,458,119
Bank OZK	36,658	1,687,001
Cadence Bank	64,491	2,762,794
Columbia Banking System, Inc.	103,562	2,894,558
Comerica, Inc.	44,227	3,844,653
Commerce Bancshares, Inc.	44,767	2,343,105
Cullen/Frost Bankers, Inc. (a)	22,138	2,803,335
East West Bancorp, Inc.	47,635	5,353,698
First Financial Bankshares, Inc.	45,118	1,347,675
First Horizon Corp.	170,477	4,074,400
Flagstar Bank NA	103,639	1,304,815
FNB Corp.	123,994	2,120,297
Glacier Bancorp, Inc. (a)	44,538	1,961,899
Hancock Whitney Corp.	28,948	1,843,409
Home BancShares, Inc.	63,283	1,758,002
International Bancshares Corp.	18,724	1,244,022
Old National Bancorp (a)	120,411	2,686,369
Pinnacle Financial Partners, Inc.	26,631	2,540,864
Prosperity Bancshares, Inc.	32,888	2,272,890
Southstate Bank Corp.	34,800	3,275,028
Synovus Financial Corp.	48,061	2,405,453
Texas Capital Bancshares, Inc. (b)	15,803	1,430,804
UMB Financial Corp.	24,719	2,843,674
United Bankshares, Inc.	48,501	1,862,438
Valley National Bancorp	166,036	1,939,300
Webster Financial Corp.	55,842	3,514,695
Western Alliance Bancorp (a)	35,737	3,004,410
Wintrust Financial Corp.	23,187	3,242,006
Security Description	Shares	Value
Banks—(Continued)
Zions Bancorp NA	51,116	$2,992,331
		72,812,044
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (b)	2,663	519,631
Celsius Holdings, Inc. (b)	55,335	2,531,023
Coca-Cola Consolidated, Inc.	19,585	3,002,381
		6,053,035
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc. (b)	66,514	3,952,927
Cytokinetics, Inc. (a) (b)	42,330	2,689,648
Exelixis, Inc. (b)	92,826	4,068,564
Halozyme Therapeutics, Inc. (b)	40,714	2,740,052
Neurocrine Biosciences, Inc. (b)	34,520	4,895,972
Roivant Sciences Ltd. (b)	151,700	3,291,890
United Therapeutics Corp. (b)	14,908	7,263,923
		28,902,976
Broadline Retail — 0.4%
Macy's, Inc.	92,962	2,049,812
Ollie's Bargain Outlet Holdings, Inc. (b)	21,227	2,326,692
		4,376,504
Building Products — 1.8%
AAON, Inc. (a)	23,429	1,786,461
Advanced Drainage Systems, Inc.	24,770	3,587,439
Carlisle Cos., Inc.	14,433	4,616,539
Fortune Brands Innovations, Inc.	41,594	2,080,532
Owens Corning	28,457	3,184,623
Simpson Manufacturing Co., Inc. (a)	14,354	2,317,740
Trex Co., Inc. (b)	37,133	1,302,626
UFP Industries, Inc.	20,170	1,836,479
		20,712,439
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	9,739	2,807,559
Carlyle Group, Inc.	89,842	5,310,561
Evercore, Inc. - Class A	13,391	4,556,288
Federated Hermes, Inc.	25,586	1,332,263
Hamilton Lane, Inc. - Class A (a)	14,157	1,901,427
Houlihan Lokey, Inc.	18,874	3,287,662
Janus Henderson Group PLC	42,786	2,035,330
Jefferies Financial Group, Inc.	57,134	3,540,594
Morningstar, Inc.	8,259	1,794,763
SEI Investments Co.	32,217	2,642,438
Stifel Financial Corp.	35,255	4,414,631
		33,623,516
Chemicals — 1.3%
Ashland, Inc.	15,824	928,394
Avient Corp.	31,701	990,339
Axalta Coating Systems Ltd. (b)	73,862	2,386,481
Cabot Corp.	18,420	1,220,878
NewMarket Corp.	2,701	1,856,290
See accompanying notes to financial statements.
BHFTII-249

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Olin Corp.	39,511	$823,014
RPM International, Inc.	44,392	4,616,768
Scotts Miracle-Gro Co.	15,392	898,123
Westlake Corp. (a)	11,546	853,711
		14,573,998
Commercial Services & Supplies — 1.5%
Brink's Co.	14,384	1,679,044
Clean Harbors, Inc. (b)	17,390	4,077,607
MSA Safety, Inc.	12,742	2,040,504
RB Global, Inc.	64,290	6,613,512
Tetra Tech, Inc.	90,508	3,035,639
		17,446,306
Communications Equipment — 1.8%
Ciena Corp. (b)	48,837	11,421,509
Lumentum Holdings, Inc. (a) (b)	24,547	9,047,779
		20,469,288
Construction & Engineering — 2.2%
AECOM	45,855	4,371,357
API Group Corp. (b)	128,156	4,903,249
Dycom Industries, Inc. (b)	10,025	3,387,448
Fluor Corp. (b)	55,805	2,211,552
MasTec, Inc. (b)	21,236	4,616,069
Sterling Infrastructure, Inc. (b)	10,636	3,257,062
Valmont Industries, Inc.	6,821	2,744,225
		25,490,962
Construction Materials — 0.3%
Eagle Materials, Inc.	11,101	2,294,355
Knife River Corp. (a) (b)	19,618	1,380,126
		3,674,481
Consumer Finance — 0.7%
Ally Financial, Inc.	97,055	4,395,621
FirstCash Holdings, Inc.	13,447	2,143,183
SLM Corp. (a)	70,296	1,902,209
		8,441,013
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc. - Class A	136,931	2,351,105
BJ's Wholesale Club Holdings, Inc. (b)	45,615	4,106,718
Casey's General Stores, Inc.	12,873	7,115,036
Maplebear, Inc. (b)	63,626	2,861,898
Performance Food Group Co. (b)	54,291	4,881,847
Sprouts Farmers Market, Inc. (a) (b)	33,711	2,685,755
U.S. Foods Holding Corp. (b)	77,187	5,813,725
		29,816,084
Containers & Packaging — 1.0%
AptarGroup, Inc.	22,719	2,770,809
Crown Holdings, Inc.	39,475	4,064,741
Graphic Packaging Holding Co.	102,177	1,538,785
Greif, Inc. - Class A	9,060	613,362
Security Description	Shares	Value
Containers & Packaging—(Continued)
Silgan Holdings, Inc.	30,365	$1,225,835
Sonoco Products Co.	34,148	1,490,219
		11,703,751
Diversified Consumer Services — 1.0%
Duolingo, Inc. (b)	13,854	2,431,377
Graham Holdings Co. - Class B	1,177	1,293,052
Grand Canyon Education, Inc. (b)	9,567	1,591,088
H&R Block, Inc. (a)	43,771	1,907,540
Service Corp. International	48,533	3,784,118
		11,007,175
Diversified REITs — 0.4%
WP Carey, Inc.	75,872	4,883,122
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc. (b)	86,672	3,299,603
Electric Utilities — 0.8%
IDACORP, Inc. (a)	18,711	2,368,064
OGE Energy Corp.	69,749	2,978,282
Portland General Electric Co.	38,946	1,869,019
TXNM Energy, Inc.	33,939	1,998,328
		9,213,693
Electrical Equipment — 1.8%
Acuity, Inc.	10,530	3,791,221
EnerSys	12,779	1,875,318
Nextpower, Inc. - Class A (b)	51,374	4,475,189
nVent Electric PLC	55,866	5,696,656
Regal Rexnord Corp. (a)	22,986	3,225,396
Sensata Technologies Holding PLC	50,437	1,679,048
		20,742,828
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc. (b)	17,834	1,964,950
Avnet, Inc.	28,157	1,353,789
Belden, Inc.	13,606	1,585,779
Cognex Corp.	58,026	2,087,776
Coherent Corp. (b)	54,410	10,042,454
Crane NXT Co. (a)	17,097	804,756
Fabrinet (b)	12,404	5,647,293
Flex Ltd. (b)	128,029	7,735,512
IPG Photonics Corp. (b)	8,750	626,500
Littelfuse, Inc.	8,622	2,180,676
Novanta, Inc. (a) (b)	12,386	1,473,810
TD SYNNEX Corp.	26,222	3,939,331
Vontier Corp.	50,236	1,867,774
		41,310,400
Energy Equipment & Services — 1.0%
NOV, Inc.	126,285	1,973,834
TechnipFMC PLC	140,053	6,240,762
Valaris Ltd. (b)	22,402	1,129,061
See accompanying notes to financial statements.
BHFTII-250

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Weatherford International PLC	24,834	$1,943,509
		11,287,166
Entertainment — 0.1%
Warner Music Group Corp. - Class A (a)	50,509	1,549,111
Financial Services — 1.6%
Corebridge Financial, Inc.	92,559	2,792,505
Equitable Holdings, Inc.	99,203	4,727,023
Essent Group Ltd.	33,467	2,175,690
Euronet Worldwide, Inc. (b)	13,537	1,030,301
MGIC Investment Corp.	77,463	2,263,469
Shift4 Payments, Inc. - Class A (a) (b)	23,392	1,472,994
Voya Financial, Inc.	32,947	2,454,222
WEX, Inc. (b)	11,872	1,768,690
		18,684,894
Food Products — 0.7%
Darling Ingredients, Inc. (b)	54,767	1,971,612
Flowers Foods, Inc.	73,114	795,480
Ingredion, Inc.	21,995	2,425,169
Marzetti Co.	7,042	1,157,846
Pilgrim's Pride Corp.	14,803	577,169
Post Holdings, Inc. (b)	16,550	1,639,277
		8,566,553
Gas Utilities — 1.0%
National Fuel Gas Co.	31,286	2,504,757
New Jersey Resources Corp.	34,778	1,603,961
ONE Gas, Inc.	20,773	1,604,714
Southwest Gas Holdings, Inc.	22,242	1,779,805
Spire, Inc.	20,435	1,689,975
UGI Corp.	74,411	2,785,204
		11,968,416
Ground Transportation — 1.4%
Avis Budget Group, Inc. (a) (b)	5,849	750,544
Knight-Swift Transportation Holdings, Inc.	56,205	2,938,397
Landstar System, Inc.	11,891	1,708,737
Ryder System, Inc.	13,979	2,675,441
Saia, Inc. (b) (c)	9,225	3,012,147
XPO, Inc. (a) (b)	40,641	5,523,518
		16,608,784
Health Care Equipment & Supplies — 1.4%
Dentsply Sirona, Inc.	69,089	789,687
Envista Holdings Corp. (b)	56,927	1,235,885
Globus Medical, Inc. - Class A (b)	38,572	3,367,721
Haemonetics Corp. (b)	16,206	1,298,911
Lantheus Holdings, Inc. (b)	22,958	1,527,855
LivaNova PLC (b)	18,905	1,163,225
Masimo Corp. (a) (b)	15,807	2,055,858
Penumbra, Inc. (b)	13,559	4,215,629
		15,654,771
Security Description	Shares	Value
Health Care Providers & Services — 1.9%
Chemed Corp.	4,904	$2,098,225
Encompass Health Corp.	34,835	3,697,387
Ensign Group, Inc.	19,914	3,469,019
HealthEquity, Inc. (b)	29,829	2,732,635
Hims & Hers Health, Inc. (a) (b)	72,120	2,341,736
Option Care Health, Inc. (a) (b)	54,956	1,750,898
Tenet Healthcare Corp. (b)	30,428	6,046,652
		22,136,552
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	121,741	2,063,510
Omega Healthcare Investors, Inc.	102,318	4,536,780
Sabra Health Care REIT, Inc.	86,330	1,635,090
		8,235,380
Health Care Technology — 0.2%
Doximity, Inc. - Class A (b)	47,561	2,106,001
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. (a)	69,208	723,916
Hotels, Restaurants & Leisure — 2.4%
Aramark	91,004	3,354,407
Boyd Gaming Corp.	20,015	1,706,079
Cava Group, Inc. (a) (b)	34,534	2,026,801
Choice Hotels International, Inc. (a)	7,156	681,681
Churchill Downs, Inc.	22,934	2,609,431
Hilton Grand Vacations, Inc. (b)	20,731	927,712
Hyatt Hotels Corp. - Class A (a)	14,479	2,321,273
Planet Fitness, Inc. - Class A (b)	28,730	3,116,343
Texas Roadhouse, Inc.	22,901	3,801,566
Travel & Leisure Co.	22,270	1,570,703
Vail Resorts, Inc.	12,448	1,653,094
Wingstop, Inc. (a)	9,621	2,294,512
Wyndham Hotels & Resorts, Inc.	26,157	1,976,423
		28,040,025
Household Durables — 1.7%
KB Home	22,423	1,264,881
Somnigroup International, Inc.	72,674	6,488,335
Taylor Morrison Home Corp. (b)	33,834	1,991,808
Toll Brothers, Inc.	33,370	4,512,291
TopBuild Corp. (a) (b)	9,664	4,031,724
Whirlpool Corp. (a)	19,440	1,402,402
		19,691,441
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc. (a)	21,044	2,324,731
Talen Energy Corp. (a) (b)	15,818	5,929,219
		8,253,950
Industrial REITs — 1.0%
EastGroup Properties, Inc.	18,440	3,284,901
First Industrial Realty Trust, Inc.	45,847	2,625,658
Rexford Industrial Realty, Inc. (a)	80,426	3,114,095
See accompanying notes to financial statements.
BHFTII-251

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
STAG Industrial, Inc.	64,656	$2,376,754
		11,401,408
Insurance — 3.9%
American Financial Group, Inc.	23,967	3,275,810
Brighthouse Financial, Inc. (b) (d)	19,793	1,282,389
CNO Financial Group, Inc.	33,013	1,402,062
Fidelity National Financial, Inc.	88,236	4,816,803
First American Financial Corp.	35,279	2,167,542
Hanover Insurance Group, Inc.	12,320	2,251,726
Kemper Corp.	20,270	821,746
Kinsale Capital Group, Inc.	7,652	2,992,850
Old Republic International Corp.	78,818	3,597,254
Primerica, Inc.	11,050	2,854,878
Reinsurance Group of America, Inc.	22,752	4,629,122
RenaissanceRe Holdings Ltd.	15,965	4,488,719
RLI Corp.	31,796	2,034,308
Ryan Specialty Holdings, Inc. (a)	39,234	2,025,651
Selective Insurance Group, Inc.	20,915	1,749,958
Unum Group	53,298	4,130,595
		44,521,413
Interactive Media & Services — 0.5%
Pinterest, Inc. - Class A (b)	206,291	5,340,874
ZoomInfo Technologies, Inc. (b)	94,934	965,479
		6,306,353
IT Services — 1.3%
ASGN, Inc. (b)	14,783	712,097
Kyndryl Holdings, Inc. (b)	79,133	2,101,773
Okta, Inc. (b)	58,324	5,043,276
Twilio, Inc. - Class A (b)	52,492	7,466,462
		15,323,608
Leisure Products — 0.5%
Brunswick Corp.	22,517	1,671,662
Mattel, Inc. (b)	107,605	2,134,883
Polaris, Inc. (a)	18,500	1,170,125
YETI Holdings, Inc. (a) (b)	26,938	1,189,852
		6,166,522
Life Sciences Tools & Services — 1.9%
Avantor, Inc. (a) (b)	236,059	2,705,236
Bio-Rad Laboratories, Inc. - Class A (a) (b)	6,295	1,907,322
Bruker Corp.	38,401	1,809,071
Illumina, Inc. (a) (b)	52,903	6,938,758
Medpace Holdings, Inc. (b)	7,705	4,327,513
Repligen Corp. (b)	18,320	3,001,915
Sotera Health Co. (b)	71,802	1,266,587
		21,956,402
Machinery — 5.3%
AGCO Corp. (a)	21,444	2,237,038
Chart Industries, Inc. (b)	15,300	3,155,319
CNH Industrial NV	306,387	2,824,888
Security Description	Shares	Value
Machinery—(Continued)
Crane Co.	16,950	$3,126,088
Donaldson Co., Inc.	40,103	3,555,532
Esab Corp.	19,758	2,207,364
Flowserve Corp.	44,010	3,053,414
Graco, Inc.	57,401	4,705,160
ITT, Inc.	29,429	5,106,226
Lincoln Electric Holdings, Inc.	19,051	4,565,382
Middleby Corp. (b)	16,044	2,385,261
Mueller Industries, Inc.	38,435	4,412,338
Oshkosh Corp. (a)	21,900	2,751,297
RBC Bearings, Inc. (b)	10,899	4,887,439
SPX Technologies, Inc. (b)	17,254	3,451,835
Terex Corp.	22,712	1,212,367
Timken Co.	21,946	1,846,317
Toro Co.	33,881	2,667,112
Watts Water Technologies, Inc. - Class A	9,489	2,619,154
		60,769,531
Marine Transportation — 0.2%
Kirby Corp. (b)	18,765	2,067,528
Media — 1.0%
EchoStar Corp. - Class A (a) (b)	46,606	5,066,072
New York Times Co. - Class A	55,938	3,883,216
Nexstar Media Group, Inc.	9,870	2,004,104
		10,953,392
Metals & Mining — 2.5%
Alcoa Corp.	89,658	4,764,426
Cleveland-Cliffs, Inc. (b)	197,244	2,619,400
Commercial Metals Co.	38,419	2,659,363
Hecla Mining Co.	232,002	4,452,118
MP Materials Corp. (a) (b)	46,634	2,355,950
Reliance, Inc.	18,103	5,229,414
Royal Gold, Inc.	28,052	6,235,679
		28,316,350
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	236,480	5,287,693
Starwood Property Trust, Inc. (a)	120,523	2,170,619
		7,458,312
Multi-Utilities — 0.3%
Black Hills Corp.	26,130	1,813,945
Northwestern Energy Group, Inc.	21,260	1,372,120
		3,186,065
Office REITs — 0.5%
COPT Defense Properties	39,112	1,087,314
Cousins Properties, Inc.	58,153	1,499,184
Kilroy Realty Corp. (a)	37,683	1,408,214
Vornado Realty Trust	55,854	1,858,821
		5,853,533
See accompanying notes to financial statements.
BHFTII-252

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	115,427	$2,053,446
Antero Resources Corp. (b)	101,466	3,496,518
Chord Energy Corp.	19,688	1,825,078
Civitas Resources, Inc.	26,580	720,052
CNX Resources Corp. (b)	46,682	1,716,497
DT Midstream, Inc.	35,202	4,212,975
HF Sinclair Corp.	54,133	2,494,449
Matador Resources Co.	40,443	1,716,401
Murphy Oil Corp.	46,454	1,451,688
Ovintiv, Inc.	87,683	3,436,297
PBF Energy, Inc. - Class A	28,477	772,296
Permian Resources Corp.	240,405	3,372,882
Range Resources Corp.	82,032	2,892,448
Viper Energy, Inc. - Class A (a)	58,314	2,252,670
		32,413,697
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	21,941	1,771,955
Passenger Airlines — 0.5%
Alaska Air Group, Inc. (b)	40,157	2,019,897
American Airlines Group, Inc. (b)	228,535	3,503,442
		5,523,339
Personal Care Products — 0.3%
BellRing Brands, Inc. (b)	43,616	1,165,856
Coty, Inc. - Class A (a) (b)	127,180	391,714
elf Beauty, Inc. (b)	20,647	1,569,998
		3,127,568
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc. (a) (b)	172,024	3,892,903
Jazz Pharmaceuticals PLC (b)	21,038	3,576,460
		7,469,363
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	41,997	3,542,867
CACI International, Inc. - Class A (b) (c)	7,645	4,073,332
Concentrix Corp. (a)	15,303	636,299
ExlService Holdings, Inc. (b)	54,945	2,331,866
Exponent, Inc.	17,271	1,199,644
FTI Consulting, Inc. (b)	10,478	1,789,957
Genpact Ltd. (a)	55,514	2,596,945
KBR, Inc.	43,966	1,767,433
Maximus, Inc.	19,509	1,684,017
Parsons Corp. (a) (b)	18,434	1,139,221
Paylocity Holding Corp. (b)	15,251	2,325,778
Science Applications International Corp.	15,934	1,603,916
TransUnion (a)	67,236	5,765,487
UL Solutions, Inc. - Class A	26,054	2,054,618
		32,511,380
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc. (b)	16,340	5,497,920
Security Description	Shares	Value
Residential REITs — 0.8%
American Homes 4 Rent - Class A	112,873	$3,623,223
Equity LifeStyle Properties, Inc.	67,107	4,067,355
Independence Realty Trust, Inc.	82,653	1,444,775
		9,135,353
Retail REITs — 0.9%
Agree Realty Corp. (a)	39,725	2,861,392
Brixmor Property Group, Inc.	105,978	2,778,743
Kite Realty Group Trust	74,959	1,796,767
NNN REIT, Inc.	65,754	2,605,831
		10,042,733
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc. (a) (b)	42,941	1,132,783
Amkor Technology, Inc.	39,368	1,554,249
Cirrus Logic, Inc. (b)	17,668	2,093,658
Entegris, Inc. (a)	52,487	4,422,030
Lattice Semiconductor Corp. (b)	47,358	3,484,602
MACOM Technology Solutions Holdings, Inc. (b)	22,174	3,797,963
MKS, Inc.	23,255	3,716,149
Onto Innovation, Inc. (b)	16,969	2,678,726
Rambus, Inc. (b)	37,270	3,424,740
Silicon Laboratories, Inc. (b)	11,374	1,486,582
Synaptics, Inc. (b)	13,499	999,196
Universal Display Corp. (a)	15,308	1,787,668
		30,578,346
Software — 3.5%
Appfolio, Inc. - Class A (b)	7,989	1,858,641
Bentley Systems, Inc. - Class B	51,562	1,967,864
Bill Holdings, Inc. (b)	30,862	1,683,213
Blackbaud, Inc. (b)	12,697	803,974
Commvault Systems, Inc. (b)	15,266	1,913,746
Docusign, Inc. (b)	69,626	4,762,418
Dolby Laboratories, Inc. - Class A	21,183	1,360,372
Dropbox, Inc. - Class A (a) (b)	60,389	1,678,814
Dynatrace, Inc. (b)	104,381	4,523,873
Guidewire Software, Inc. (b)	29,436	5,916,930
Manhattan Associates, Inc. (b)	20,863	3,615,767
Nutanix, Inc. - Class A (b)	93,751	4,845,989
Pegasystems, Inc.	31,731	1,894,975
Qualys, Inc. (b)	12,415	1,649,954
UiPath, Inc. - Class A (b)	146,043	2,393,645
		40,870,175
Specialized REITs — 1.3%
CubeSmart	78,950	2,846,147
EPR Properties	26,361	1,315,414
Gaming & Leisure Properties, Inc.	97,983	4,378,860
Lamar Advertising Co. - Class A (a)	30,074	3,806,767
National Storage Affiliates Trust (a)	24,505	691,286
PotlatchDeltic Corp.	24,619	979,344
Rayonier, Inc. (a)	51,409	1,113,005
		15,130,823
See accompanying notes to financial statements.
BHFTII-253

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 3.3%
Abercrombie & Fitch Co. - Class A (b)	16,297	$2,051,303
AutoNation, Inc. (b)	9,471	1,955,572
Bath & Body Works, Inc.	71,386	1,433,431
Burlington Stores, Inc. (b)	21,560	6,227,606
Chewy, Inc. - Class A (b)	77,921	2,575,289
Dick's Sporting Goods, Inc.	22,887	4,530,939
Five Below, Inc. (b)	19,092	3,596,169
Floor & Decor Holdings, Inc. - Class A (a) (b)	37,307	2,271,623
GameStop Corp. - Class A (a) (b)	142,669	2,864,793
Gap, Inc.	78,363	2,006,093
Lithia Motors, Inc.	8,396	2,790,243
Murphy USA, Inc.	5,903	2,381,979
Penske Automotive Group, Inc.	6,385	1,010,682
RH (b)	5,322	953,436
Valvoline, Inc. (a) (b)	44,009	1,278,902
		37,928,060
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. - Class A (b)	108,092	7,243,245
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (b)	41,249	1,006,476
Columbia Sportswear Co.	8,769	483,084
Crocs, Inc. (b)	17,974	1,537,136
PVH Corp. (a)	16,660	1,116,553
VF Corp. (a)	113,633	2,054,485
		6,197,734
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	13,059	3,353,160
Core & Main, Inc. - Class A (a) (b)	66,020	3,431,059
GATX Corp.	12,360	2,096,256
MSC Industrial Direct Co., Inc. - Class A	15,839	1,332,060
Watsco, Inc. (a)	12,092	4,074,399
WESCO International, Inc.	16,842	4,120,227
		18,407,161
Water Utilities — 0.3%
Essential Utilities, Inc.	97,972	3,758,206
Total Common Stocks (Cost $854,259,238)		1,109,294,255

Investment Companies—2.1%
Exchange-Traded Funds — 2.1%
State Street SPDR S&P MidCap 400 ETF Trust (a)	39,700	23,950,216
Total Investment Companies (Cost $24,392,824)		23,950,216

Short-Term Investments—1.8%
U.S. Treasury—1.8%
U.S. Treasury Bills
3.265%, 01/02/26 (e)	925,000	925,000
3.560%, 01/15/26 (e)	4,000,000	3,994,888
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.583%, 01/15/26 (e)	2,500,000	$2,496,805
3.627%, 01/15/26 (e)	13,525,000	13,507,714
Total Short-Term Investments (Cost $20,922,161)		20,924,407

Securities Lending Reinvestments (f)—4.4%
Short-Term Investment Funds—1.4%
Allspring Government Money Market Fund, Select Class 3.710% (g)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (g)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (g)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (g)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (g)	4,000,000	4,000,000
		16,000,000

Certificate of Deposit—0.1%
Canadian Imperial Bank of Commerce (NY)
4.090%, SOFR + 0.380%, 08/11/26 (h)	1,300,000	1,300,797
Repurchase Agreements—2.6%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $5,001,047; collateralized by various Common Stock with an aggregate market value of $5,568,379	5,000,000	5,000,000
Repurchase Agreement dated 12/31/25 at 3.810%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 02/19/26 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $4,000,856; collateralized by various Common Stock with an aggregate market value of $4,454,703	4,000,000	4,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/25 at 3.970%, due on 04/02/26 with a maturity value of $1,010,146; collateralized by various Common Stock with an aggregate market value of $1,113,819	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,314,803; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,361,099	2,314,311	2,314,311
See accompanying notes to financial statements.
BHFTII-254

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $3,064,359; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $3,120,375	3,000,000	$3,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $3,000,652; collateralized by various Common Stock with an aggregate market value of $3,333,701	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $1,000,214; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $7,005,281; collateralized by various Common Stock with an aggregate market value of $7,785,299	7,000,000	7,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $1,000,213; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $1,020,217	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/25 at 3.910%, due on 02/04/26 with a maturity value of $1,003,801; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $102,000	100,000	100,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	1,000,000
		30,414,311
Security Description	Principal Amount*	Value
Time Deposits—0.3%
Banco Santander SA
3.620%, 01/02/26	2,000,000	$2,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 01/07/26 (h)	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $50,714,311)		50,715,108
Total Investments—104.3% (Cost $950,288,534)		1,204,883,986
Other assets and liabilities (net)—(4.3)%		(50,159,059)
Net Assets—100.0%		$1,154,724,927

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $110,932,716 and the collateral received consisted of cash in the amount of $50,714,311 and non-cash collateral with a value of $64,216,137. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $3,763,840.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(g)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2025 is as follows.
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
Brighthouse Financial, Inc.	$1,171,167	$(254,069)	$84,066	$281,225	$1,282,389
See accompanying notes to financial statements.
BHFTII-255

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025

Security Description	Number of shares held at December 31, 2025
Brighthouse Financial, Inc.	19,793
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$304,441,154	$0	$467,996,748
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(48,857,765)	$—	$—	$—	$(48,857,765)
Investment Companies	(1,856,546)	—	—	—	(1,856,546)
Total Borrowings	$(50,714,311)	$—	$—	$—	$(50,714,311)
Gross amount of recognized liabilities for securities lending transactions					$(50,714,311)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	03/20/26	60	USD	19,951,200	$(386,438)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$386,438

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(347,609)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$842,405
See accompanying notes to financial statements.
BHFTII-256

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of December 31, 2025
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$18,941,400

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,109,294,255	$—	$—	$1,109,294,255
Total Investment Companies*	23,950,216	—	—	23,950,216
Total Short-Term Investments*	—	20,924,407	—	20,924,407
Securities Lending Reinvestments
Short-Term Investment Funds	16,000,000	—	—	16,000,000
Certificate of Deposit	—	1,300,797	—	1,300,797
Repurchase Agreements	—	30,414,311	—	30,414,311
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	16,000,000	34,715,108	—	50,715,108
Total Investments	$1,149,244,471	$55,639,515	$—	$1,204,883,986
Collateral for Securities Loaned (Liability)	$—	$(50,714,311)	$—	$(50,714,311)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(386,438)	$—	$—	$(386,438)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-257

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,203,601,597
Affiliated investments at value (c)	1,282,389
Cash	23,050
Receivable for:
Investments sold	3,181,034
Fund shares sold	255,564
Dividends	1,102,853
Prepaid expenses	4,334
Total Assets	1,209,450,821
Liabilities
Collateral for securities loaned	50,714,311
Payable for:
Investments purchased	2,393,280
Fund shares redeemed	457,282
Variation margin on futures contracts	225,647
Accrued Expenses:
Management fees	244,829
Distribution and service fees	105,033
Deferred trustees’ fees	240,736
Other expenses	344,776
Total Liabilities	54,725,894
Net Assets	$1,154,724,927
Net Assets Consist of:
Paid in surplus	$791,685,875
Distributable earnings (Accumulated losses)	363,039,052
Net Assets	$1,154,724,927
Net Assets
Class A	$691,348,060
Class B	265,180,990
Class E	22,975,829
Class G	175,220,048
Capital Shares Outstanding*
Class A	39,329,165
Class B	15,552,751
Class E	1,328,554
Class G	10,461,794
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.58
Class B	17.05
Class E	17.29
Class G	16.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $949,523,171.
(b)	Includes securities loaned at value of $110,932,716.
(c)	Identified cost of affiliated investments was $765,363.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$17,226,796
Interest	799,971
Securities lending income	198,531
Total investment income	18,225,298
Expenses
Management fees	2,936,609
Administration fees	68,361
Custodian and accounting fees	67,138
Distribution and service fees—Class B	672,248
Distribution and service fees—Class E	35,686
Distribution and service fees—Class G	505,972
Audit and tax services	50,294
Legal	48,492
Trustees’ fees and expenses	62,092
Shareholder reporting	122,710
Insurance	9,608
Miscellaneous	191,093
Total expenses	4,770,303
Less management fee waiver	(42,464)
Net expenses	4,727,839
Net Investment Income	13,497,459
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	97,343,786
Affiliated investments	84,066
Futures contracts	(347,609)
Net realized gain (loss)	97,080,243
Net change in unrealized appreciation (depreciation) on:
Investments	(33,363,091)
Affiliated investments	281,225
Futures contracts	842,405
Net change in unrealized appreciation (depreciation)	(32,239,461)
Net realized and unrealized gain (loss)	64,840,782
Net Increase (Decrease) in Net Assets From Operations	$78,338,241

(a)	Net of foreign withholding taxes of $12,760.
See accompanying notes to financial statements.
BHFTII-258

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$13,497,459	$12,607,533
Net realized gain (loss)	97,080,243	91,091,522
Net change in unrealized appreciation (depreciation)	(32,239,461)	15,414,739
Increase (decrease) in net assets from operations	78,338,241	119,113,794
From Distributions to Shareholders
Class A	(62,029,605)	(35,215,117)
Class B	(22,732,010)	(18,681,100)
Class E	(2,010,921)	(1,683,790)
Class G	(14,451,236)	(11,063,244)
Total distributions	(101,223,772)	(66,643,251)
Increase (decrease) in net assets from capital share transactions	(74,916,255)	164,955,078
Total increase (decrease) in net assets	(97,801,786)	217,425,621
Net Assets
Beginning of period	1,252,526,713	1,035,101,092
End of period	$1,154,724,927	$1,252,526,713

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,960,210	$34,014,007	13,937,445	$263,703,175
Reinvestments	3,845,605	62,029,605	2,091,159	35,215,117
Redemptions	(9,589,093)	(162,988,585)	(4,696,019)	(83,431,547)
Net increase (decrease)	(3,783,278)	$(66,944,973)	11,332,585	$215,486,745
Class B
Sales	466,553	$7,616,000	470,394	$7,941,182
Reinvestments	1,451,597	22,732,010	1,139,091	18,681,100
Redemptions	(2,564,332)	(42,919,530)	(3,612,866)	(62,295,674)
Net increase (decrease)	(646,182)	$(12,571,520)	(2,003,381)	$(35,673,392)
Class E
Sales	79,077	$1,319,600	37,198	$643,607
Reinvestments	126,632	2,010,921	101,433	1,683,790
Redemptions	(332,324)	(5,604,032)	(320,849)	(5,609,111)
Net increase (decrease)	(126,615)	$(2,273,511)	(182,218)	$(3,281,714)
Class G
Sales	1,049,839	$17,185,216	469,761	$7,884,775
Reinvestments	939,002	14,451,236	685,455	11,063,244
Redemptions	(1,508,390)	(24,762,703)	(1,792,378)	(30,524,580)
Net increase (decrease)	480,451	$6,873,749	(637,162)	$(11,576,561)
Increase (decrease) derived from capital shares transactions		$(74,916,255)		$164,955,078
See accompanying notes to financial statements.
BHFTII-259

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.93	$16.88	$15.73	$22.29	$19.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.23	0.22	0.23	0.21
Net realized and unrealized gain (loss)	0.93	1.99	2.20	(3.39)	4.36
Total income (loss) from investment operations	1.15	2.22	2.42	(3.16)	4.57
Less Distributions
Distributions from net investment income	(0.20)	(0.24)	(0.22)	(0.22)	(0.24)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.50)	(1.17)	(1.27)	(3.40)	(1.29)
Net Asset Value, End of Period	$17.58	$17.93	$16.88	$15.73	$22.29
Total Return (%) (b)	7.19	13.59	16.08	(13.26)	24.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30	0.30	0.30	0.29	0.30
Net ratio of expenses to average net assets (%) (c)	0.30	0.30	0.30	0.29	0.29
Ratio of net investment income (loss) to average net assets (%)	1.25	1.31	1.37	1.31	1.00
Portfolio turnover rate (%)	26	38	26	22	33
Net assets, end of period (in millions)	$691.3	$773.2	$536.5	$502.7	$624.2

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.44	$16.44	$15.35	$21.82	$18.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.18	0.17	0.18	0.16
Net realized and unrealized gain (loss)	0.90	1.95	2.14	(3.31)	4.26
Total income (loss) from investment operations	1.07	2.13	2.31	(3.13)	4.42
Less Distributions
Distributions from net investment income	(0.16)	(0.20)	(0.17)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.46)	(1.13)	(1.22)	(3.34)	(1.24)
Net Asset Value, End of Period	$17.05	$17.44	$16.44	$15.35	$21.82
Total Return (%) (b)	6.86	13.37	15.76	(13.44)	24.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	0.55	0.55	0.54	0.55
Net ratio of expenses to average net assets (%) (c)	0.55	0.55	0.55	0.54	0.54
Ratio of net investment income (loss) to average net assets (%)	1.00	1.03	1.12	1.06	0.75
Portfolio turnover rate (%)	26	38	26	22	33
Net assets, end of period (in millions)	$265.2	$282.4	$299.3	$287.3	$378.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-260

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.66	$16.64	$15.52	$22.04	$18.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.20	0.19	0.20	0.18
Net realized and unrealized gain (loss)	0.91	1.96	2.17	(3.35)	4.31
Total income (loss) from investment operations	1.10	2.16	2.36	(3.15)	4.49
Less Distributions
Distributions from net investment income	(0.17)	(0.21)	(0.19)	(0.19)	(0.21)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.47)	(1.14)	(1.24)	(3.37)	(1.26)
Net Asset Value, End of Period	$17.29	$17.66	$16.64	$15.52	$22.04
Total Return (%) (b)	7.00	13.43	15.91	(13.40)	24.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45	0.45	0.45	0.44	0.45
Net ratio of expenses to average net assets (%) (c)	0.45	0.45	0.45	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	1.10	1.13	1.22	1.16	0.85
Portfolio turnover rate (%)	26	38	26	22	33
Net assets, end of period (in millions)	$23.0	$25.7	$27.3	$26.8	$35.4

	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.16	$16.20	$15.14	$21.59	$18.46
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.17	0.16	0.17	0.14
Net realized and unrealized gain (loss)	0.88	1.91	2.12	(3.28)	4.23
Total income (loss) from investment operations	1.04	2.08	2.28	(3.11)	4.37
Less Distributions
Distributions from net investment income	(0.15)	(0.19)	(0.17)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.45)	(1.12)	(1.22)	(3.34)	(1.24)
Net Asset Value, End of Period	$16.75	$17.16	$16.20	$15.14	$21.59
Total Return (%) (b)	6.82	13.28	15.76	(13.50)	24.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	0.60	0.60	0.59	0.60
Net ratio of expenses to average net assets (%) (c)	0.60	0.60	0.60	0.59	0.59
Ratio of net investment income (loss) to average net assets (%)	0.95	0.98	1.07	1.01	0.70
Portfolio turnover rate (%)	26	38	26	22	33
Net assets, end of period (in millions)	$175.2	$171.2	$172.0	$153.9	$192.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-261

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Australia — 6.8%
ANZ Group Holdings Ltd.	206,252	$4,987,020
APA Group	93,494	558,839
Aristocrat Leisure Ltd.	36,966	1,432,471
ASX Ltd.	14,220	487,517
BHP Group Ltd.	348,624	10,512,214
Brambles Ltd.	98,570	1,509,777
CAR Group Ltd.	30,249	618,517
Cochlear Ltd.	4,027	697,393
Coles Group Ltd.	92,253	1,318,972
Commonwealth Bank of Australia	115,826	12,374,165
Computershare Ltd.	33,865	768,516
CSL Ltd.	32,810	3,777,291
Evolution Mining Ltd.	152,348	1,280,742
Fortescue Ltd.	119,449	1,745,241
Glencore PLC (a)	684,226	3,713,999
Goodman Group (REIT)	137,108	2,816,732
Insurance Australia Group Ltd.	145,853	774,843
Lottery Corp. Ltd.	166,590	572,298
Lynas Rare Earths Ltd. (a)	62,726	517,039
Macquarie Group Ltd.	24,905	3,349,292
Medibank Pvt Ltd.	205,958	656,584
National Australia Bank Ltd.	213,138	5,997,712
Northern Star Resources Ltd.	90,151	1,597,938
Origin Energy Ltd.	118,137	904,201
Pro Medicus Ltd.	3,760	550,164
Qantas Airways Ltd.	55,657	383,686
QBE Insurance Group Ltd.	108,968	1,442,504
REA Group Ltd.	3,315	405,459
Rio Tinto Ltd.	25,081	2,456,040
Rio Tinto PLC	79,405	6,321,687
Santos Ltd.	213,556	875,256
Scentre Group (REIT)	366,456	1,022,585
SGH Ltd.	17,180	529,061
Sigma Healthcare Ltd.	330,939	648,662
Sonic Healthcare Ltd.	38,529	580,564
South32 Ltd.	316,853	751,665
Stockland (REIT)	179,520	683,637
Suncorp Group Ltd.	68,725	806,667
Telstra Group Ltd.	294,228	953,744
Transurban Group	218,557	2,065,401
Vicinity Ltd. (REIT)	277,971	472,575
Washington H Soul Pattinson & Co. Ltd.	27,248	673,317
Wesfarmers Ltd.	77,170	4,156,573
Westpac Banking Corp.	237,693	6,099,016
WiseTech Global Ltd.	15,261	691,149
Woodside Energy Group Ltd.	134,961	2,111,722
Woolworths Group Ltd.	89,639	1,754,273
		99,404,720
Austria — 0.3%
Erste Group Bank AG	21,484	2,583,084
OMV AG	10,960	609,271
Raiffeisen Bank International AG	9,111	407,166
Verbund AG	2,853	208,138
		3,807,659
Security Description	Shares	Value
Belgium — 0.8%
Ageas SA	10,694	$749,201
Anheuser-Busch InBev SA	68,952	4,421,167
D'ieteren Group	1,814	326,558
Elia Group SA	2,140	275,741
Financiere de Tubize SA	1,387	339,106
Groupe Bruxelles Lambert NV	6,180	549,715
KBC Group NV	15,695	2,038,784
Lotus Bakeries NV	34	313,467
Sofina SA	950	274,648
Syensqo SA	4,121	330,755
UCB SA	8,748	2,438,411
		12,057,553
Brazil — 0.0%
Yara International ASA	11,867	485,895
Chile — 0.1%
Antofagasta PLC	26,108	1,143,418
China — 0.6%
BOC Hong Kong Holdings Ltd.	251,465	1,271,316
Prosus NV	89,710	5,537,286
SITC International Holdings Co. Ltd.	98,000	350,090
Wharf Holdings Ltd.	75,000	209,482
Wilmar International Ltd.	135,200	323,062
Yangzijiang Shipbuilding Holdings Ltd.	188,000	508,765
		8,200,001
Denmark — 1.8%
Carlsberg AS - Class B (b)	5,805	760,513
Coloplast AS - Class B	7,793	668,506
Danske Bank AS	46,045	2,295,540
Demant AS (a)	5,755	194,147
DSV AS	14,587	3,668,483
Genmab AS (a)	4,399	1,358,511
Novo Nordisk AS - Class B	222,657	11,342,401
Novonesis (Novozymes) - B Shares	25,326	1,620,866
Orsted AS (a)	32,957	632,043
Pandora AS	6,213	686,777
Rockwool AS - B Shares	5,710	200,858
Tryg AS	21,267	556,270
Vestas Wind Systems AS	69,290	1,869,573
		25,854,488
Finland — 1.1%
Elisa OYJ	10,776	477,937
Fortum OYJ	33,990	722,881
Kesko OYJ - B Shares	14,036	317,311
Kone OYJ - Class B	23,227	1,646,397
Metso OYJ	45,300	789,840
Neste OYJ	26,292	594,592
Nokia OYJ	366,795	2,374,224
Nordea Bank Abp	218,062	4,107,920
Orion OYJ - Class B	8,065	601,859
Sampo OYJ - A Shares	169,825	2,057,208
Stora Enso OYJ - R Shares (b)	41,742	522,308
See accompanying notes to financial statements.
BHFTII-262

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
UPM-Kymmene OYJ	38,881	$1,126,020
Wartsila OYJ Abp	32,621	1,153,391
		16,491,888
France — 8.9%
Accor SA	12,658	716,758
Aeroports de Paris SA	2,924	381,773
Air Liquide SA	39,721	7,470,122
Airbus SE	41,010	9,506,339
Alstom SA (a)	21,673	641,173
Amundi SA	5,183	428,383
AXA SA	120,113	5,773,126
BioMerieux	3,497	452,479
BNP Paribas SA	69,599	6,581,646
Bollore SE	49,465	277,983
Bouygues SA	11,689	605,565
Bureau Veritas SA (b)	21,102	671,575
Capgemini SE	10,623	1,758,181
Carrefour SA	45,789	763,293
Cie de Saint-Gobain SA	30,813	3,125,926
Cie Generale des Etablissements Michelin SCA	46,503	1,541,236
Covivio SA (REIT)	3,163	210,074
Credit Agricole SA	68,850	1,412,391
Danone SA	44,885	4,047,365
Dassault Aviation SA	1,308	418,871
Dassault Systemes SE	45,481	1,269,490
Edenred SE	14,790	328,358
Eiffage SA	4,800	688,012
Engie SA	125,626	3,301,052
EssilorLuxottica SA	20,610	6,512,191
FDJ United	6,401	177,355
Gecina SA (REIT)	3,884	368,269
Getlink SE	25,538	471,769
Hermes International SCA	2,227	5,498,739
Ipsen SA	3,184	444,412
Kering SA	5,313	1,873,559
Klepierre SA (REIT)	13,438	531,725
Legrand SA	17,626	2,617,658
L'Oreal SA	16,756	7,192,669
LVMH Moet Hennessy Louis Vuitton SE	17,316	13,046,210
Orange SA	130,078	2,168,989
Pernod Ricard SA	13,126	1,122,986
Publicis Groupe SA	15,288	1,584,984
Renault SA	12,566	519,887
Rexel SA	13,179	517,694
Safran SA	25,120	8,735,708
Sartorius Stedim Biotech	2,465	606,141
Societe Generale SA	49,654	3,997,965
Sodexo SA	7,469	382,394
Thales SA	6,577	1,775,317
TotalEnergies SE	137,516	8,957,284
Unibail-Rodamco-Westfield (REIT) (a)	7,981	866,867
Veolia Environnement SA	41,478	1,444,243
Vinci SA	34,977	4,908,593
		128,694,779
Security Description	Shares	Value
Germany — 9.1%
adidas AG	11,310	$2,224,940
Allianz SE	26,719	12,247,341
BASF SE	60,111	3,138,355
Bayer AG	69,177	2,982,199
Bayerische Motoren Werke AG	20,015	2,186,977
Beiersdorf AG	6,955	764,881
Brenntag SE	9,903	576,412
Commerzbank AG	50,081	2,118,882
Continental AG	8,186	653,074
CTS Eventim AG & Co. KGaA	3,650	334,827
Daimler Truck Holding AG	33,079	1,449,575
Deutsche Bank AG	125,856	4,892,003
Deutsche Boerse AG	13,379	3,511,903
Deutsche Lufthansa AG	42,214	417,163
Deutsche Post AG	66,108	3,618,573
Deutsche Telekom AG	254,745	8,257,982
E.ON SE	159,652	3,024,577
Evonik Industries AG	21,638	339,364
Fresenius Medical Care AG	13,237	633,780
Fresenius SE & Co. KGaA	27,726	1,594,762
GEA Group AG	10,150	688,679
Hannover Rueck SE	4,458	1,391,983
Heidelberg Materials AG	8,897	2,328,368
Henkel AG & Co. KGaA	7,448	568,638
Hensoldt AG (b)	4,553	393,208
HOCHTIEF AG	1,076	425,609
Infineon Technologies AG	89,617	3,968,295
Knorr-Bremse AG	5,199	581,019
LEG Immobilien SE	6,287	458,852
Mercedes-Benz Group AG	50,642	3,571,472
Merck KGaA	9,517	1,365,209
MTU Aero Engines AG	3,792	1,580,700
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,053	5,974,592
Nemetschek SE (b)	4,207	458,436
Rational AG	432	334,173
Rheinmetall AG	3,185	5,836,616
RWE AG	43,121	2,293,038
SAP SE	72,308	17,680,918
Scout24 SE	4,878	491,368
Siemens AG	52,626	14,769,852
Siemens Energy AG (a)	53,665	7,579,513
Siemens Healthineers AG	21,746	1,140,446
Symrise AG	9,551	772,381
Talanx AG	4,700	626,981
Vonovia SE	53,072	1,529,205
Zalando SE (a)	12,812	380,159
		132,157,280
Hong Kong — 1.8%
AIA Group Ltd.	724,600	7,441,959
CK Asset Holdings Ltd.	145,940	735,037
CK Infrastructure Holdings Ltd.	53,000	392,209
CLP Holdings Ltd.	103,377	923,575
Futu Holdings Ltd. (ADR) (a)	3,600	591,156
Hang Seng Bank Ltd.	53,000	1,045,224
Henderson Land Development Co. Ltd.	105,311	379,900
See accompanying notes to financial statements.
BHFTII-263

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
HKT Trust & HKT Ltd.	266,980	$394,524
Hong Kong & China Gas Co. Ltd. (b)	775,531	697,775
Hong Kong Exchanges & Clearing Ltd.	82,300	4,299,730
Hongkong Land Holdings Ltd.	63,600	441,413
Link REIT (REIT) (b)	165,849	738,622
MTR Corp. Ltd.	113,500	433,972
Power Assets Holdings Ltd.	107,049	758,132
Prudential PLC	179,079	2,757,109
Sino Land Co. Ltd.	253,600	332,290
Sun Hung Kai Properties Ltd.	98,750	1,197,865
Swire Pacific Ltd. - Class A	24,317	195,549
Techtronic Industries Co. Ltd.	94,500	1,085,578
WH Group Ltd.	577,500	642,880
Wharf Real Estate Investment Co. Ltd.	117,976	371,702
		25,856,201
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	12,400	845,725
Ireland — 0.5%
AerCap Holdings NV	12,800	1,840,128
AIB Group PLC	149,400	1,604,381
Bank of Ireland Group PLC	65,400	1,250,393
Kerry Group PLC - Class A	10,402	952,907
Kingspan Group PLC	10,806	933,154
		6,580,963
Israel — 0.9%
Azrieli Group Ltd.	2,906	328,690
Bank Hapoalim BM	89,575	2,024,925
Bank Leumi Le-Israel BM	100,219	2,207,365
Check Point Software Technologies Ltd. (a)	5,900	1,094,804
Elbit Systems Ltd.	1,793	1,033,075
ICL Group Ltd.	54,671	313,300
Israel Discount Bank Ltd. - Class A	93,151	988,430
Mizrahi Tefahot Bank Ltd.	10,046	700,993
Nice Ltd. (a)	4,931	559,076
Nova Ltd. (a)	2,100	699,314
Phoenix Financial Ltd.	16,194	669,624
Teva Pharmaceutical Industries Ltd. (ADR) (a)	82,053	2,560,874
Wix.com Ltd. (a)	3,000	311,670
		13,492,140
Italy — 3.2%
Banca Mediolanum SpA	17,400	395,950
Banca Monte dei Paschi di Siena SpA	139,728	1,486,547
Banco BPM SpA	75,100	1,140,020
BPER Banca SpA	100,388	1,356,631
Coca-Cola HBC AG	16,517	853,520
Davide Campari-Milano NV (b)	51,973	337,234
Enel SpA	571,676	5,952,560
Eni SpA	146,595	2,778,859
Ferrari NV	8,929	3,322,565
FinecoBank Banca Fineco SpA	42,420	1,100,907
Generali	60,400	2,533,731
Intesa Sanpaolo SpA	991,548	6,862,981
Security Description	Shares	Value
Italy — (Continued)
Leonardo SpA	27,077	$1,550,135
Moncler SpA	15,568	999,932
Poste Italiane SpA	29,702	746,754
Prysmian SpA	20,086	2,001,536
Recordati Industria Chimica e Farmaceutica SpA	8,827	502,473
Ryanair Holdings PLC	58,162	2,018,555
Snam SpA	137,329	911,775
Telecom Italia SpA (a)	485,645	291,142
Terna - Rete Elettrica Nazionale	98,873	1,050,675
UniCredit SpA	97,122	8,057,511
Unipol Assicurazioni SpA	28,100	675,499
		46,927,492
Ivory Coast — 0.0%
Endeavour Mining PLC	13,436	694,206
Japan — 21.6%
Advantest Corp.	53,400	6,736,914
Aeon Co. Ltd.	156,300	2,468,780
AGC, Inc.	10,900	361,388
Aisin Corp.	32,799	612,989
Ajinomoto Co., Inc.	65,400	1,382,336
ANA Holdings, Inc.	8,100	153,748
Asahi Group Holdings Ltd.	107,400	1,122,726
Asahi Kasei Corp.	90,000	798,195
Asics Corp.	49,000	1,179,656
Astellas Pharma, Inc.	133,500	1,782,500
Bandai Namco Holdings, Inc.	39,200	1,044,109
Bridgestone Corp. (b)	78,400	1,762,343
Canon, Inc. (b)	59,600	1,763,123
Capcom Co. Ltd.	25,800	599,848
Central Japan Railway Co.	56,600	1,568,003
Chiba Bank Ltd. (b)	46,700	518,840
Chubu Electric Power Co., Inc.	48,900	752,236
Chugai Pharmaceutical Co. Ltd.	45,100	2,369,229
Dai Nippon Printing Co. Ltd.	32,900	565,909
Daifuku Co. Ltd.	23,100	727,688
Dai-ichi Life Holdings, Inc.	248,400	2,060,891
Daiichi Sankyo Co. Ltd.	123,799	2,634,862
Daikin Industries Ltd.	18,900	2,424,625
Daito Trust Construction Co. Ltd.	25,000	476,468
Daiwa House Industry Co. Ltd.	41,700	1,383,912
Daiwa Securities Group, Inc.	99,300	869,274
Denso Corp.	117,200	1,615,620
Disco Corp.	6,300	1,941,560
East Japan Railway Co.	67,100	1,774,598
Ebara Corp.	32,000	754,264
Eisai Co. Ltd.	21,300	631,500
ENEOS Holdings, Inc.	190,400	1,344,596
FANUC Corp.	66,600	2,590,315
Fast Retailing Co. Ltd.	13,200	4,783,803
Fuji Electric Co. Ltd.	9,800	742,421
FUJIFILM Holdings Corp.	76,800	1,639,822
Fujikura Ltd.	17,000	1,897,374
Fujitsu Ltd.	123,500	3,383,805
Hankyu Hanshin Holdings, Inc.	19,400	487,583
See accompanying notes to financial statements.
BHFTII-264

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hikari Tsushin, Inc.	1,500	$418,882
Hitachi Ltd.	314,600	9,753,501
Honda Motor Co. Ltd.	256,000	2,504,270
Hoya Corp.	23,700	3,587,413
Hulic Co. Ltd. (b)	38,200	417,328
Idemitsu Kosan Co. Ltd.	49,440	372,679
IHI Corp.	66,200	1,166,465
Inpex Corp. (b)	58,300	1,152,954
Isuzu Motors Ltd.	31,400	489,179
ITOCHU Corp.	405,000	5,108,744
Japan Exchange Group, Inc.	65,600	699,702
Japan Post Bank Co. Ltd.	116,400	1,635,953
Japan Post Holdings Co. Ltd.	122,900	1,291,529
Japan Post Insurance Co. Ltd.	16,300	488,772
Japan Tobacco, Inc. (b)	81,700	2,938,172
JFE Holdings, Inc.	32,400	412,006
JX Advanced Metals Corp.	38,700	485,300
Kajima Corp.	27,800	1,035,983
Kansai Electric Power Co., Inc.	62,500	980,026
Kao Corp.	30,400	1,215,668
Kawasaki Heavy Industries Ltd.	10,800	713,924
Kawasaki Kisen Kaisha Ltd. (b)	20,000	277,901
KDDI Corp.	203,100	3,510,944
Keyence Corp.	13,500	4,887,838
Kikkoman Corp.	48,600	440,412
Kioxia Holdings Corp. (a)	13,100	876,469
Kirin Holdings Co. Ltd.	52,800	793,623
Kobe Bussan Co. Ltd.	9,200	222,312
Komatsu Ltd.	68,200	2,178,689
Konami Group Corp.	7,100	967,105
Kubota Corp.	63,600	897,484
Kyocera Corp.	92,000	1,290,638
Kyowa Kirin Co. Ltd. (b)	15,300	246,139
Lasertec Corp. (b)	5,300	1,005,189
LY Corp.	195,400	519,931
M3, Inc.	25,900	350,508
Makita Corp.	14,100	425,622
Marubeni Corp.	95,900	2,666,816
MatsukiyoCocokara & Co.	24,000	416,367
Minebea Mitsumi, Inc.	20,500	411,442
Mitsubishi Chemical Group Corp.	98,800	576,667
Mitsubishi Corp.	222,399	5,092,713
Mitsubishi Electric Corp.	134,800	3,951,908
Mitsubishi Estate Co. Ltd.	72,600	1,767,006
Mitsubishi HC Capital, Inc.	68,400	572,136
Mitsubishi Heavy Industries Ltd.	223,600	5,472,734
Mitsubishi UFJ Financial Group, Inc.	793,888	12,598,736
Mitsui & Co. Ltd.	170,034	5,022,108
Mitsui Fudosan Co. Ltd.	181,400	2,062,478
Mitsui OSK Lines Ltd.	23,600	708,061
Mizuho Financial Group, Inc.	174,250	6,323,075
MonotaRO Co. Ltd.	21,300	341,865
MS&AD Insurance Group Holdings, Inc.	91,300	2,148,414
Murata Manufacturing Co. Ltd.	118,700	2,462,517
NEC Corp.	87,800	2,958,552
Nexon Co. Ltd. (b)	25,700	630,048
Security Description	Shares	Value
Japan — (Continued)
NIDEC Corp.	59,800	$809,272
Nintendo Co. Ltd.	76,800	5,184,315
Nippon Building Fund, Inc. (REIT)	440	400,870
Nippon Paint Holdings Co. Ltd. (b)	69,100	461,255
Nippon Sanso Holdings Corp.	14,700	438,657
Nippon Steel Corp.	349,500	1,428,370
Nippon Yusen KK	27,100	876,828
Nissan Motor Co. Ltd. (a) (b)	156,800	389,197
Nitori Holdings Co. Ltd. (b)	23,500	411,095
Nitto Denko Corp.	48,900	1,161,133
Nomura Holdings, Inc.	195,500	1,625,163
Nomura Research Institute Ltd.	26,900	1,034,867
NTT, Inc.	2,070,200	2,087,222
Obayashi Corp.	42,100	878,821
Obic Co. Ltd.	22,000	690,857
Olympus Corp.	85,200	1,084,570
Oracle Corp. Japan	3,300	277,940
Oriental Land Co. Ltd.	74,700	1,380,844
ORIX Corp.	80,800	2,347,429
Osaka Gas Co. Ltd.	23,500	815,122
Otsuka Corp.	19,300	397,047
Otsuka Holdings Co. Ltd.	30,300	1,710,640
Pan Pacific International Holdings Corp.	130,000	774,181
Panasonic Holdings Corp.	162,800	2,128,327
Rakuten Group, Inc. (a)	112,300	720,045
Recruit Holdings Co. Ltd.	97,500	5,558,362
Renesas Electronics Corp. (a)	115,500	1,580,745
Resona Holdings, Inc.	154,200	1,461,099
Ryohin Keikaku Co. Ltd.	36,200	642,735
Sanrio Co. Ltd.	14,000	438,933
SBI Holdings, Inc.	40,822	880,402
SCREEN Holdings Co. Ltd.	5,000	484,442
Secom Co. Ltd.	30,200	1,072,566
Seibu Holdings, Inc.	14,600	401,140
Sekisui Chemical Co. Ltd.	32,000	536,500
Sekisui House Ltd.	37,300	832,030
Seven & i Holdings Co. Ltd.	147,200	2,112,511
SG Holdings Co. Ltd.	19,500	178,662
Shimadzu Corp.	13,300	353,968
Shimano, Inc.	5,900	622,501
Shin-Etsu Chemical Co. Ltd.	114,300	3,552,132
Shionogi & Co. Ltd.	52,200	943,883
Shiseido Co. Ltd. (b)	33,900	494,491
SMC Corp.	3,700	1,287,463
SoftBank Corp.	1,966,200	2,697,505
SoftBank Group Corp.	262,400	7,392,698
Sompo Holdings, Inc.	59,497	2,024,206
Sony Financial Group, Inc. (a)	421,900	446,142
Sony Group Corp.	425,900	10,878,779
Subaru Corp.	40,300	864,945
Sumitomo Corp.	73,900	2,554,107
Sumitomo Electric Industries Ltd.	49,134	1,988,052
Sumitomo Metal Mining Co. Ltd.	14,900	598,704
Sumitomo Mitsui Financial Group, Inc.	253,800	8,162,665
Sumitomo Mitsui Trust Group, Inc.	47,152	1,431,806
Sumitomo Realty & Development Co. Ltd.	39,600	991,744
See accompanying notes to financial statements.
BHFTII-265

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Suntory Beverage & Food Ltd. (b)	11,800	$356,341
Suzuki Motor Corp.	104,400	1,549,504
Sysmex Corp.	31,300	308,307
T&D Holdings, Inc.	33,000	759,939
Taisei Corp.	10,600	1,004,203
Takeda Pharmaceutical Co. Ltd.	107,848	3,348,267
TDK Corp.	134,200	1,897,475
Terumo Corp.	91,800	1,336,569
TIS, Inc.	12,300	411,446
Toho Co. Ltd.	6,500	331,226
Tokio Marine Holdings, Inc.	125,100	4,641,334
Tokyo Electron Ltd.	30,700	6,737,742
Tokyo Gas Co. Ltd.	22,700	896,978
Tokyo Metro Co. Ltd. (b)	24,000	244,111
Tokyu Corp.	42,400	495,804
TOPPAN Holdings, Inc.	12,700	376,867
Toray Industries, Inc.	89,200	580,954
Toyota Industries Corp.	12,100	1,373,061
Toyota Motor Corp.	656,300	14,030,048
Toyota Tsusho Corp.	49,300	1,661,440
Trend Micro, Inc. (b)	8,200	339,311
Tsuruha Holdings, Inc.	17,800	326,530
Unicharm Corp. (b)	80,100	458,793
West Japan Railway Co.	28,500	569,527
Yamaha Motor Co. Ltd. (b)	71,200	525,521
Yokogawa Electric Corp.	12,900	413,443
Yokohama Financial Group, Inc.	75,000	617,750
Zensho Holdings Co. Ltd.	8,000	458,205
ZOZO, Inc.	30,100	248,776
		312,930,207
Luxembourg — 0.2%
ArcelorMittal SA	33,175	1,509,905
CVC Capital Partners PLC	17,917	299,836
Eurofins Scientific SE	8,354	610,589
		2,420,330
Macau — 0.1%
Galaxy Entertainment Group Ltd.	129,000	632,645
Sands China Ltd.	204,800	516,082
		1,148,727
Mexico — 0.1%
Fresnillo PLC	15,844	703,979
Netherlands — 4.4%
ABN AMRO Bank NV	41,794	1,457,890
Adyen NV (a)	1,679	2,692,191
Akzo Nobel NV	11,505	798,558
Argenx SE (a)	4,333	3,644,560
ASM International NV	3,245	1,954,899
ASML Holding NV	26,877	28,710,934
ASR Nederland NV	10,316	731,833
BE Semiconductor Industries NV	5,103	793,041
Euronext NV	5,623	843,436
EXOR NV	6,328	535,949
Security Description	Shares	Value
Netherlands — (Continued)
Heineken Holding NV	8,298	$608,297
Heineken NV	18,702	1,528,874
IMCD NV	4,811	437,404
ING Groep NV	209,120	5,874,863
JDE Peet's NV	11,831	442,693
Koninklijke Ahold Delhaize NV	63,942	2,620,767
Koninklijke KPN NV	268,759	1,256,494
Koninklijke Philips NV	55,211	1,493,331
Magnum Ice Cream Co. NV (a)	33,860	536,273
Nebius Group NV (a) (b)	14,700	1,230,464
NN Group NV	19,683	1,514,298
Randstad NV	9,162	348,094
Universal Music Group NV	77,432	2,021,660
Wolters Kluwer NV	15,600	1,618,659
		63,695,462
New Zealand — 0.2%
Auckland International Airport Ltd.	82,743	396,201
Contact Energy Ltd.	65,300	347,350
Fisher & Paykel Healthcare Corp. Ltd.	41,247	893,878
Infratil Ltd.	68,400	435,727
Meridian Energy Ltd.	91,341	293,862
Xero Ltd. (a)	11,150	842,438
		3,209,456
Norway — 0.5%
Aker BP ASA	23,020	585,361
DNB Bank ASA	57,425	1,598,130
Equinor ASA	54,975	1,298,812
Gjensidige Forsikring ASA	14,071	421,254
Kongsberg Gruppen ASA	31,521	807,542
Mowi ASA	35,261	850,803
Norsk Hydro ASA	95,900	740,482
Orkla ASA	51,065	569,658
Salmar ASA	4,072	249,274
Telenor ASA	34,161	496,912
		7,618,228
Poland — 0.0%
InPost SA (a) (b)	16,885	206,688
Portugal — 0.2%
Banco Comercial Portugues SA - Class R	595,778	623,915
EDP SA	220,044	1,010,773
Galp Energia SGPS SA	28,401	483,520
Jeronimo Martins SGPS SA	16,393	390,238
		2,508,446
Singapore — 1.7%
CapitaLand Ascendas (REIT)	280,644	616,572
CapitaLand Integrated Commercial Trust (REIT)	419,585	777,917
CapitaLand Investment Ltd.	170,600	359,514
DBS Group Holdings Ltd.	146,353	6,402,058
Grab Holdings Ltd. - Class A (a)	178,300	889,717
Keppel Ltd.	93,000	746,162
Oversea-Chinese Banking Corp. Ltd.	226,864	3,483,224
See accompanying notes to financial statements.
BHFTII-266

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Sea Ltd. (ADR) (a)	26,000	$3,316,820
Sembcorp Industries Ltd.	52,000	242,637
Singapore Airlines Ltd.	125,640	624,664
Singapore Exchange Ltd.	65,000	853,709
Singapore Technologies Engineering Ltd.	100,700	656,698
Singapore Telecommunications Ltd.	530,520	1,878,780
STMicroelectronics NV	48,850	1,265,185
United Overseas Bank Ltd.	85,192	2,318,989
		24,432,646
South Africa — 0.2%
Anglo American PLC	77,766	3,197,793
South Korea — 0.0%
Delivery Hero SE (a)	15,606	416,395
Spain — 3.6%
Acciona SA	1,647	357,661
ACS Actividades de Construccion y Servicios SA	13,111	1,299,507
Aena SME SA	55,770	1,560,222
Amadeus IT Group SA	30,609	2,243,699
Banco Bilbao Vizcaya Argentaria SA	399,073	9,328,420
Banco de Sabadell SA	345,943	1,355,720
Banco Santander SA	1,029,112	12,068,766
Bankinter SA	51,077	845,195
CaixaBank SA	267,575	3,265,606
Cellnex Telecom SA (a)	34,446	1,107,303
EDP Renovaveis SA	17,922	252,646
Endesa SA	20,290	729,914
Grifols SA	21,632	270,515
Iberdrola SA	437,513	9,463,983
Industria de Diseno Textil SA	73,881	4,863,466
Mapfre SA	63,973	321,747
Naturgy Energy Group SA	13,428	408,604
Redeia Corp. SA	24,256	432,156
Repsol SA	77,223	1,445,425
Telefonica SA (b)	257,913	1,058,057
		52,678,612
Sweden — 3.2%
AddTech AB - B Shares	19,700	699,137
Alfa Laval AB	18,509	934,013
Assa Abloy AB - Class B	69,902	2,706,447
Atlas Copco AB - A Shares	191,052	3,418,275
Atlas Copco AB - B Shares	105,670	1,692,412
Beijer Ref AB	30,900	496,444
Boliden AB (a)	21,534	1,190,105
Epiroc AB - A Shares	42,316	956,203
Epiroc AB - B Shares	29,020	584,817
EQT AB	34,329	1,337,627
Essity AB - Class B	41,914	1,205,836
Evolution AB	10,265	697,662
Fastighets AB Balder - B Shares (a)	56,909	419,993
H & M Hennes & Mauritz AB - B Shares (b)	31,058	623,899
Hexagon AB - B Shares	141,287	1,668,921
Industrivarden AB - A Shares	5,923	265,839
Security Description	Shares	Value
Sweden — (Continued)
Industrivarden AB - C Shares	11,521	$516,007
Indutrade AB	20,334	526,319
Investment AB Latour - B Shares	12,782	310,732
Investor AB - B Shares	126,297	4,501,071
L E Lundbergforetagen AB - B Shares	4,748	262,372
Lifco AB - B Shares	18,022	680,183
Nibe Industrier AB - B Shares	112,778	432,105
Saab AB - Class B	21,900	1,272,142
Sagax AB - Class B	18,874	404,350
Sandvik AB	76,940	2,488,776
Securitas AB - B Shares	35,826	570,096
Skandinaviska Enskilda Banken AB - Class A	101,254	2,134,674
Skanska AB - B Shares	25,783	702,667
SKF AB - B Shares	24,851	659,592
Svenska Cellulosa AB SCA - Class B	36,771	487,773
Svenska Handelsbanken AB - A Shares	94,364	1,374,318
Swedbank AB - A Shares	57,557	1,999,690
Swedish Orphan Biovitrum AB (a)	13,739	493,334
Tele2 AB - B Shares	33,741	565,410
Telefonaktiebolaget LM Ericsson - B Shares	201,129	1,960,837
Telia Co. AB	165,986	708,206
Trelleborg AB - B Shares	12,900	545,157
Volvo AB - B Shares	107,603	3,444,495
		45,937,936
Switzerland — 4.8%
ABB Ltd.	109,565	8,097,654
Avolta AG	5,960	353,406
Banque Cantonale Vaudoise	1,980	250,412
Barry Callebaut AG (b)	304	499,515
Belimo Holding AG	705	686,339
BKW AG	1,390	294,919
Chocoladefabriken Lindt & Spruengli AG	8	1,171,693
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	68	994,314
Cie Financiere Richemont SA - Class A	36,891	7,960,168
DSM-Firmenich AG	11,460	925,495
EMS-Chemie Holding AG	597	413,011
Galderma Group AG	10,368	2,104,133
Geberit AG	2,269	1,767,153
Givaudan SA	653	2,595,581
Helvetia Baloise Holding AG	4,891	1,289,170
Julius Baer Group Ltd.	14,467	1,130,797
Kuehne & Nagel International AG	3,237	697,138
Logitech International SA	11,035	1,123,621
Lonza Group AG	4,968	3,360,500
Partners Group Holding AG	1,634	2,006,841
Sandoz Group AG	27,588	2,010,271
Schindler Holding AG	1,453	514,920
Schindler Holding AG (Participation Certificate)	2,905	1,094,573
SGS SA	12,204	1,398,856
Sika AG	10,564	2,164,741
Sonova Holding AG	3,661	944,418
Straumann Holding AG	7,974	933,573
Swatch Group AG (Bearer Shares)	2,004	425,237
Swiss Life Holding AG	2,032	2,347,137
See accompanying notes to financial statements.
BHFTII-267

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Swiss Prime Site AG	5,184	$805,392
Swisscom AG	1,897	1,378,277
UBS Group AG	217,508	10,052,852
VAT Group AG	1,830	878,591
Zurich Insurance Group AG	10,028	7,609,983
		70,280,681
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 11.0%
3i Group PLC	68,002	2,952,221
Admiral Group PLC	17,639	753,508
Ashtead Group PLC	30,790	2,096,130
Associated British Foods PLC	21,481	614,656
AstraZeneca PLC	107,393	19,738,357
Auto Trader Group PLC	59,486	468,086
Aviva PLC	205,566	1,878,020
BAE Systems PLC	210,890	4,837,721
Barclays PLC	967,354	6,127,599
Barratt Redrow PLC	98,034	501,197
British American Tobacco PLC	151,424	8,563,889
BT Group PLC	428,599	1,057,548
Bunzl PLC	26,370	734,320
Centrica PLC	341,641	776,225
CK Hutchison Holdings Ltd.	183,940	1,253,056
Coca-Cola Europacific Partners PLC	13,300	1,206,310
Compass Group PLC	115,402	3,663,614
DCC PLC	8,347	517,656
Diageo PLC	150,851	3,242,443
Entain PLC	38,151	392,006
Halma PLC	26,843	1,269,366
Hikma Pharmaceuticals PLC	11,270	234,958
HSBC Holdings PLC	1,192,218	18,651,131
Imperial Brands PLC	53,128	2,228,789
Informa PLC	87,529	1,036,020
InterContinental Hotels Group PLC	10,316	1,441,926
International Consolidated Airlines Group SA	94,165	521,781
Intertek Group PLC	10,602	656,098
J Sainsbury PLC (b)	121,320	533,515
Kingfisher PLC	132,696	555,212
Land Securities Group PLC (REIT)	59,742	496,134
Legal & General Group PLC	383,673	1,344,312
Lloyds Banking Group PLC	4,065,860	5,346,627
London Stock Exchange Group PLC	31,888	3,831,515
M&G PLC	166,397	637,638
Marks & Spencer Group PLC	135,168	599,980
Melrose Industries PLC	94,902	745,044
National Grid PLC	349,489	5,374,426
NatWest Group PLC	556,734	4,845,362
Next PLC	8,218	1,508,733
Pearson PLC	37,617	529,737
Phoenix Group Holdings PLC	59,189	582,211
Reckitt Benckiser Group PLC	47,611	3,846,348
RELX PLC	125,791	5,077,078
Rentokil Initial PLC	171,854	1,024,249
Security Description	Shares	Value
United Kingdom — (Continued)
Rolls-Royce Holdings PLC	577,525	$8,957,236
Sage Group PLC	73,116	1,062,400
Schroders PLC	46,238	251,462
Segro PLC (REIT)	87,696	846,512
Severn Trent PLC	17,589	659,794
Smith & Nephew PLC	56,746	942,650
Smiths Group PLC	22,454	706,027
Spirax Group PLC	4,091	373,328
SSE PLC	83,590	2,445,780
Standard Chartered PLC	133,949	3,264,131
Tesco PLC	470,525	2,795,421
Unilever PLC	150,488	9,817,935
United Utilities Group PLC	45,069	723,466
Vodafone Group PLC	1,316,075	1,744,926
Whitbread PLC	10,686	364,011
Wise PLC - Class A (a)	40,208	481,914
		159,729,745
United States — 9.2%
Aegon Ltd.	91,558	706,154
Alcon AG	33,513	2,661,549
AP Moller - Maersk AS - Class A (b)	247	568,484
AP Moller - Maersk AS - Class B	278	640,373
BP PLC	1,089,883	6,313,135
Buzzi SpA	5,570	338,353
CyberArk Software Ltd. (a)	3,495	1,558,980
Experian PLC	61,779	2,788,035
Ferrovial SE	35,735	2,309,678
GSK PLC	279,271	6,848,468
Haleon PLC	611,830	3,089,289
Holcim AG	34,286	3,360,535
Monday.com Ltd. (a)	3,152	465,109
Nestle SA	178,411	17,729,522
Novartis AG	131,647	18,182,037
Qiagen NV	16,083	733,601
Roche Holding AG	48,649	20,101,271
Roche Holding AG (Bearer Shares)	2,151	908,057
Sanofi SA	76,338	7,401,416
Schneider Electric SE	38,349	10,504,811
Shell PLC	401,163	14,704,709
Spotify Technology SA (a)	10,700	6,213,597
Stellantis NV	145,038	1,600,204
Swiss Re AG	20,928	3,489,167
Tenaris SA	29,519	569,063
		133,785,597
Total Common Stocks (Cost $930,881,147)		1,407,595,336

Investment Companies—0.6%
Exchange-Traded Funds — 0.6%
iShares MSCI EAFE ETF (b) (e)	97,700	9,382,131
Total Investment Companies (Cost $9,056,819)		9,382,131

See accompanying notes to financial statements.
BHFTII-268

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Preferred Stocks—0.3%
Security Description	Shares/ Principal Amount*	Value

Germany — 0.3%
Bayerische Motoren Werke AG	3,561	$382,472
Dr. Ing hc F Porsche AG	7,885	422,234
Henkel AG & Co. KGaA	11,795	963,381
Porsche Automobil Holding SE	8,501	398,391
Sartorius AG (b)	1,463	422,715
Volkswagen AG	13,957	1,696,418
Total Preferred Stocks (Cost $4,121,212)		4,285,611

Short-Term Investments—1.9%
U.S. Treasury — 1.9%
U.S. Treasury Bills
3.265%, 01/02/26 (f)	1,925,000	1,925,000
3.583%, 01/15/26 (f)	9,250,000	9,238,178
3.627%, 01/15/26 (f)	16,300,000	16,279,167
Total Short-Term Investments (Cost $27,439,627)		27,442,345

Securities Lending Reinvestments (g)—1.1%
Short-Term Investment Funds — 0.7%
AB Government Money Market Portfolio, Institutional Class, 3.610% (h)	300,000	300,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.640% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.650% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.670% (h)	1,200,000	1,200,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.710% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.610% (h)	1,200,000	1,200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.680% (h)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.740% (h)	1,200,000	1,200,000
		10,900,000

Repurchase Agreements — 0.4%
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $3,601,621; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $3,673,653	3,600,855	3,600,855
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/25 at 3.840%, due on 01/02/26 with a maturity value of $302,352; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/37 - 02/15/47, and an aggregate market value of $308,334	302,288	302,288
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $500,109; collateralized by various Common Stock with an aggregate market value of $555,617	500,000	$500,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $64,392; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $65,667	64,379	64,379
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	1,000,000
		5,467,522
Total Securities Lending Reinvestments (Cost $16,367,522)		16,367,522
Total Investments—100.9% (Cost $987,866,327)		1,465,072,945
Other assets and liabilities (net)—(0.9)%		(13,577,142)
Net Assets—100.0%		$1,451,495,803

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $22,820,782 and the collateral received consisted of cash in the amount of
$16,367,522 and non-cash collateral with a value of $7,848,040. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $4,801,500.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(h)	The rate shown represents the annualized seven-day yield as of December 31, 2025.

See accompanying notes to financial statements.
BHFTII-269

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Ten Largest Industries as of December 31, 2025 (Unaudited)	% of Net Assets
Banks	14.6
Pharmaceuticals	8.1
Insurance	5.8
Semiconductors & Semiconductor Equipment	3.9
Aerospace & Defense	3.3
Capital Markets	3.1
Machinery	3.1
Oil, Gas & Consumable Fuels	3.0
Metals & Mining	2.8
Electrical Equipment	2.8
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$317,234,477	$0	$641,628,058
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(10,360,005)	$—	$—	$—	$(10,360,005)
Investment Companies	(5,781,021)	—	—	—	(5,781,021)
Preferred Stocks	(226,496)	—	—	—	(226,496)
Total Borrowings	$(16,367,522)	$—	$—	$—	$(16,367,522)
Gross amount of recognized liabilities for securities lending transactions					$(16,367,522)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	03/20/26	196	USD	28,440,580	$203,432
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$203,432

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-270

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$4,663,052

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,067,767
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$25,200,373

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$99,404,720	$—	$99,404,720
Austria	—	3,807,659	—	3,807,659
Belgium	—	12,057,553	—	12,057,553
Brazil	—	485,895	—	485,895
Chile	—	1,143,418	—	1,143,418
China	—	8,200,001	—	8,200,001
Denmark	—	25,854,488	—	25,854,488
Finland	—	16,491,888	—	16,491,888
France	—	128,694,779	—	128,694,779
Germany	—	132,157,280	—	132,157,280
Hong Kong	591,156	25,265,045	—	25,856,201
Indonesia	—	845,725	—	845,725
Ireland	1,840,128	4,740,835	—	6,580,963
Israel	3,967,348	9,524,792	—	13,492,140
Italy	—	46,927,492	—	46,927,492
Ivory Coast	—	694,206	—	694,206
Japan	—	312,930,207	—	312,930,207
Luxembourg	—	2,420,330	—	2,420,330
Macau	—	1,148,727	—	1,148,727
Mexico	—	703,979	—	703,979
Netherlands	1,766,737	61,928,725	—	63,695,462
New Zealand	—	3,209,456	—	3,209,456
Norway	—	7,618,228	—	7,618,228
Poland	—	206,688	—	206,688
Portugal	—	2,508,446	—	2,508,446
Singapore	4,206,537	20,226,109	—	24,432,646
South Africa	—	3,197,793	—	3,197,793
South Korea	—	416,395	—	416,395
Spain	—	52,678,612	—	52,678,612
Sweden	—	45,937,936	—	45,937,936
Switzerland	—	70,280,681	—	70,280,681
United Arab Emirates	—	—	0	0
United Kingdom	1,206,310	158,523,435	—	159,729,745
See accompanying notes to financial statements.
BHFTII-271

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$8,237,686	$125,547,911	$—	$133,785,597
Total Common Stocks	21,815,902	1,385,779,434	0	1,407,595,336
Total Investment Companies*	9,382,131	—	—	9,382,131
Total Preferred Stocks*	—	4,285,611	—	4,285,611
Total Short-Term Investments*	—	27,442,345	—	27,442,345
Securities Lending Reinvestments
Short-Term Investment Funds	10,900,000	—	—	10,900,000
Repurchase Agreements	—	5,467,522	—	5,467,522
Total Securities Lending Reinvestments	10,900,000	5,467,522	—	16,367,522
Total Investments	$42,098,033	$1,422,974,912	$0	$1,465,072,945
Collateral for Securities Loaned (Liability)	$—	$(16,367,522)	$—	$(16,367,522)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$203,432	$—	$—	$203,432

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-272

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,465,072,945
Cash	42,494
Cash denominated in foreign currencies (c)	77,486
Receivable for:
Investments sold	2,480,729
Fund shares sold	45,506
Dividends and interest	4,401,924
Prepaid expenses	5,654
Total Assets	1,472,126,738
Liabilities
Collateral for securities loaned	16,367,522
Payable for:
Fund shares redeemed	2,854,053
Variation margin on futures contracts	158,760
Accrued Expenses:
Management fees	365,654
Distribution and service fees	101,175
Deferred trustees’ fees	241,375
Other expenses	542,396
Total Liabilities	20,630,935
Net Assets	$1,451,495,803
Net Assets Consist of:
Paid in surplus	$817,733,540
Distributable earnings (Accumulated losses)	633,762,263
Net Assets	$1,451,495,803
Net Assets
Class A	$999,783,531
Class B	274,913,520
Class E	20,152,668
Class G	156,646,084
Capital Shares Outstanding*
Class A	53,197,393
Class B	15,003,009
Class E	1,078,655
Class G	8,626,932
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.79
Class B	18.32
Class E	18.68
Class G	18.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $987,866,327.
(b)	Includes securities loaned at value of $22,820,782.
(c)	Identified cost of cash denominated in foreign currencies was $77,557.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$41,692,966
Interest	950,761
Securities lending income	147,119
Total investment income	42,790,846
Expenses
Management fees	4,356,578
Administration fees	78,730
Custodian and accounting fees	205,727
Distribution and service fees—Class B	679,797
Distribution and service fees—Class E	29,262
Distribution and service fees—Class G	462,862
Audit and tax services	56,892
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	112,688
Insurance	10,616
Miscellaneous	300,355
Total expenses	6,404,092
Less management fee waiver	(70,219)
Net expenses	6,333,873
Net Investment Income	36,456,973
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	132,447,495
Futures contracts	4,663,052
Foreign currency transactions	167,657
Net realized gain (loss)	137,278,204
Net change in unrealized appreciation (depreciation) on:
Investments	217,861,415
Futures contracts	1,067,767
Foreign currency transactions	365,418
Net change in unrealized appreciation (depreciation)	219,294,600
Net realized and unrealized gain (loss)	356,572,804
Net Increase (Decrease) in Net Assets From Operations	$393,029,777

(a)	Net of foreign withholding taxes of $4,061,591.
See accompanying notes to financial statements.
BHFTII-273

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$36,456,973	$24,288,512
Net realized gain (loss)	137,278,204	12,086,309
Net change in unrealized appreciation (depreciation)	219,294,600	(10,126,150)
Increase (decrease) in net assets from operations	393,029,777	26,248,671
From Distributions to Shareholders
Class A	(26,345,153)	(20,264,695)
Class B	(6,518,751)	(10,931,125)
Class E	(476,312)	(784,079)
Class G	(3,635,105)	(6,047,956)
Total distributions	(36,975,321)	(38,027,855)
Increase (decrease) in net assets from capital share transactions	(330,991,067)	486,971,743
Total increase (decrease) in net assets	25,063,389	475,192,559
Net Assets
Beginning of period	1,426,432,414	951,239,855
End of period	$1,451,495,803	$1,426,432,414

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,368,557	$40,594,890	37,260,885	$554,777,744
Reinvestments	1,547,894	26,345,153	1,317,600	20,264,695
Redemptions	(18,438,321)	(311,724,585)	(4,044,233)	(62,077,770)
Net increase (decrease)	(14,521,870)	$(244,784,542)	34,534,252	$512,964,669
Class B
Sales	392,461	$6,480,279	873,934	$12,864,571
Reinvestments	392,459	6,518,751	727,287	10,931,125
Redemptions	(4,044,789)	(66,450,871)	(2,924,050)	(43,949,341)
Net increase (decrease)	(3,259,869)	$(53,451,841)	(1,322,829)	$(20,153,645)
Class E
Sales	43,716	$733,745	61,259	$927,648
Reinvestments	28,134	476,312	51,214	784,079
Redemptions	(264,510)	(4,416,805)	(219,176)	(3,350,412)
Net increase (decrease)	(192,660)	$(3,206,748)	(106,703)	$(1,638,685)
Class G
Sales	415,263	$6,758,555	630,908	$9,311,153
Reinvestments	220,711	3,635,105	405,903	6,047,956
Redemptions	(2,457,722)	(39,941,596)	(1,317,167)	(19,559,705)
Net increase (decrease)	(1,821,748)	$(29,547,936)	(280,356)	$(4,200,596)
Increase (decrease) derived from capital shares transactions		$(330,991,067)		$486,971,743
See accompanying notes to financial statements.
BHFTII-274

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.72	$14.85	$12.90	$16.17	$14.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.44	0.38	0.39	0.38	0.40
Net realized and unrealized gain (loss)	4.08	0.14	1.92	(2.76)	1.20
Total income (loss) from investment operations	4.52	0.52	2.31	(2.38)	1.60
Less Distributions
Distributions from net investment income	(0.32)	(0.50)	(0.36)	(0.52)	(0.29)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(0.45)	(0.65)	(0.36)	(0.89)	(0.29)
Net Asset Value, End of Period	$18.79	$14.72	$14.85	$12.90	$16.17
Total Return (%) (b)	31.02	3.32	17.93	(14.47)	10.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.36	0.37	0.38	0.37	0.37
Net ratio of expenses to average net assets (%) (c)	0.36	0.37	0.38	0.37	0.37
Ratio of net investment income (loss) to average net assets (%)	2.59	2.47	2.77	2.84	2.53
Portfolio turnover rate (%)	22	16	13	9	12
Net assets, end of period (in millions)	$999.8	$996.8	$492.6	$506.7	$655.0

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.36	$14.50	$12.61	$15.81	$14.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.36	0.34	0.34	0.35
Net realized and unrealized gain (loss)	3.98	0.11	1.87	(2.69)	1.18
Total income (loss) from investment operations	4.37	0.47	2.21	(2.35)	1.53
Less Distributions
Distributions from net investment income	(0.28)	(0.46)	(0.32)	(0.48)	(0.25)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(0.41)	(0.61)	(0.32)	(0.85)	(0.25)
Net Asset Value, End of Period	$18.32	$14.36	$14.50	$12.61	$15.81
Total Return (%) (b)	30.70	3.00	17.64	(14.64)	10.48
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	0.62	0.63	0.62	0.62
Net ratio of expenses to average net assets (%) (c)	0.61	0.62	0.63	0.62	0.62
Ratio of net investment income (loss) to average net assets (%)	2.34	2.38	2.47	2.59	2.28
Portfolio turnover rate (%)	22	16	13	9	12
Net assets, end of period (in millions)	$274.9	$262.3	$284.0	$277.9	$357.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-275

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.64	$14.76	$12.83	$16.08	$14.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.38	0.36	0.36	0.38
Net realized and unrealized gain (loss)	4.06	0.12	1.90	(2.75)	1.18
Total income (loss) from investment operations	4.47	0.50	2.26	(2.39)	1.56
Less Distributions
Distributions from net investment income	(0.30)	(0.47)	(0.33)	(0.49)	(0.26)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(0.43)	(0.62)	(0.33)	(0.86)	(0.26)
Net Asset Value, End of Period	$18.68	$14.64	$14.76	$12.83	$16.08
Total Return (%) (b)	30.78	3.18	17.76	(14.60)	10.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51	0.52	0.53	0.52	0.52
Net ratio of expenses to average net assets (%) (c)	0.51	0.52	0.53	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	2.43	2.48	2.57	2.69	2.38
Portfolio turnover rate (%)	22	16	13	9	12
Net assets, end of period (in millions)	$20.2	$18.6	$20.3	$21.0	$26.4

	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.23	$14.38	$12.51	$15.69	$14.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.37	0.34	0.32	0.33	0.34
Net realized and unrealized gain (loss)	3.96	0.11	1.87	(2.67)	1.16
Total income (loss) from investment operations	4.33	0.45	2.19	(2.34)	1.50
Less Distributions
Distributions from net investment income	(0.27)	(0.45)	(0.32)	(0.47)	(0.24)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(0.40)	(0.60)	(0.32)	(0.84)	(0.24)
Net Asset Value, End of Period	$18.16	$14.23	$14.38	$12.51	$15.69
Total Return (%) (b)	30.71	2.92	17.58	(14.66)	10.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66	0.67	0.68	0.67	0.67
Net ratio of expenses to average net assets (%) (c)	0.66	0.67	0.68	0.67	0.67
Ratio of net investment income (loss) to average net assets (%)	2.28	2.32	2.41	2.55	2.23
Portfolio turnover rate (%)	22	16	13	9	12
Net assets, end of period (in millions)	$156.6	$148.7	$154.3	$144.0	$177.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-276

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.8%
AAR Corp. (a)	12,721	$1,053,172
AeroVironment, Inc. (a) (b)	12,280	2,970,409
AerSale Corp. (a)	11,637	82,739
Archer Aviation, Inc. - Class A (a)	205,463	1,545,082
Astronics Corp. (a)	10,429	565,669
Byrna Technologies, Inc. (a) (b)	6,061	101,764
Cadre Holdings, Inc.	9,314	380,384
Ducommun, Inc. (a)	4,381	416,764
Eve Holding, Inc. (a)	32,334	129,013
Firefly Aerospace, Inc. (a) (b)	7,272	162,675
Intuitive Machines, Inc. (a) (b)	35,816	581,294
Kratos Defense & Security Solutions, Inc. (a)	54,124	4,108,553
Mercury Systems, Inc. (a)	16,917	1,235,110
Moog, Inc. - Class A	9,108	2,218,253
National Presto Industries, Inc.	1,752	187,043
Park Aerospace Corp.	6,034	128,766
Redwire Corp. (a) (b)	24,597	186,937
Satellogic, Inc. - Class A (a)	30,576	57,177
V2X, Inc. (a)	7,536	411,089
Voyager Technologies, Inc. - Class A (a)	4,994	130,543
VSE Corp.	7,485	1,293,183
		17,945,619
Air Freight & Logistics — 0.1%
Forward Air Corp. (a)	6,761	169,025
Hub Group, Inc. - Class A	20,128	857,654
Radiant Logistics, Inc. (a)	4,284	27,118
		1,053,797
Automobile Components — 1.0%
Adient PLC (a)	26,652	510,919
American Axle & Manufacturing Holdings, Inc. (a) (b)	31,660	202,941
Cooper-Standard Holdings, Inc. (a)	5,724	187,919
Dana, Inc. (b)	38,375	911,790
Dorman Products, Inc. (a)	8,954	1,103,043
Fox Factory Holding Corp. (a)	13,878	237,453
Garrett Motion, Inc.	51,788	902,665
Gentherm, Inc. (a)	9,979	362,936
Goodyear Tire & Rubber Co. (a)	89,990	788,312
Holley, Inc. (a)	26,233	108,342
LCI Industries (b)	7,714	936,017
Motorcar Parts of America, Inc. (a)	3,715	45,843
Patrick Industries, Inc. (b)	10,578	1,146,972
Phinia, Inc.	13,004	815,221
Solid Power, Inc. (a)	41,144	174,862
Standard Motor Products, Inc.	6,963	256,586
Strattec Security Corp. (a)	1,428	108,728
Visteon Corp.	8,930	849,243
XPEL, Inc. (a) (b)	8,016	400,079
		10,049,871
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc. (a) (b)	51,833	52,870
Livewire Group, Inc. (a) (b)	3,996	17,662
Security Description	Shares	Value
Automobiles—(Continued)
Winnebago Industries, Inc.	8,929	$361,803
		432,335
Banks — 9.5%
1st Source Corp.	5,868	366,691
ACNB Corp.	3,760	181,796
Amalgamated Financial Corp.	8,501	272,287
Amerant Bancorp, Inc.	13,198	257,493
Ameris Bancorp	21,816	1,620,274
Ames National Corp.	2,972	68,237
Arrow Financial Corp.	5,919	185,857
Associated Banc-Corp.	55,083	1,418,938
Atlantic Union Bankshares Corp. (b)	46,325	1,635,273
Axos Financial, Inc. (a)	17,677	1,523,050
Banc of California, Inc.	41,903	808,309
BancFirst Corp.	6,731	713,621
Bancorp, Inc. (a)	13,768	929,615
Bank First Corp.	3,141	382,637
Bank of Hawaii Corp. (b)	12,604	861,735
Bank of Marin Bancorp	5,192	135,044
Bank of NT Butterfield & Son Ltd.	13,358	665,496
Bank7 Corp.	1,297	53,151
BankUnited, Inc.	24,412	1,088,043
Bankwell Financial Group, Inc.	2,613	119,728
Banner Corp.	10,863	680,676
Bar Harbor Bankshares	5,292	164,317
BayCom Corp.	4,420	129,948
Beacon Financial Corp.	28,280	745,744
Blue Foundry Bancorp (a)	7,608	94,567
Blue Ridge Bankshares, Inc.	24,991	106,712
Bridgewater Bancshares, Inc. (a)	7,665	134,367
Burke & Herbert Financial Services Corp.	4,933	307,375
Business First Bancshares, Inc.	10,341	270,314
BV Financial, Inc. (a)	3,166	57,431
Byline Bancorp, Inc.	11,001	320,679
C&F Financial Corp.	1,140	82,753
Cadence Bank	60,633	2,597,518
California BanCorp	8,293	154,830
Camden National Corp.	5,866	254,467
Capital Bancorp, Inc.	4,286	120,737
Capital City Bank Group, Inc.	4,571	194,587
Capitol Federal Financial, Inc.	34,596	235,599
Carter Bankshares, Inc. (a)	6,073	119,395
Cathay General Bancorp (b)	21,364	1,033,804
CB Financial Services, Inc.	1,770	61,702
Central Pacific Financial Corp.	9,591	298,856
Chemung Financial Corp.	1,214	67,741
ChoiceOne Financial Services, Inc.	5,231	154,419
Citizens & Northern Corp.	5,705	115,070
Citizens Community Bancorp, Inc.	3,211	57,220
Citizens Financial Services, Inc.	1,533	87,412
City Holding Co.	4,483	534,374
Civista Bancshares, Inc.	4,780	106,212
CNB Financial Corp.	9,355	244,820
Coastal Financial Corp. (a)	4,245	486,435
Colony Bankcorp, Inc.	5,248	93,519
See accompanying notes to financial statements.
BHFTII-277

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Columbia Financial, Inc. (a)	8,867	$137,793
Commercial Bancgroup, Inc. (a)	2,477	60,835
Community Financial System, Inc.	17,442	1,001,869
Community Trust Bancorp, Inc.	5,520	311,880
Community West Bancshares	5,299	119,228
ConnectOne Bancorp, Inc.	16,661	436,851
Customers Bancorp, Inc. (a)	10,411	761,252
CVB Financial Corp.	41,408	770,189
Dime Community Bancshares, Inc.	13,898	418,191
Eagle Bancorp Montana, Inc.	2,529	50,327
Eagle Bancorp, Inc.	9,251	198,156
Eagle Financial Services, Inc.	1,861	74,059
Eastern Bankshares, Inc.	73,373	1,352,264
Enterprise Financial Services Corp.	12,405	669,870
Equity Bancshares, Inc. - Class A	4,628	206,640
Esquire Financial Holdings, Inc. (b)	2,403	245,274
Farmers & Merchants Bancorp, Inc.	4,130	102,094
Farmers National Banc Corp.	12,019	160,093
FB Bancorp, Inc. (a)	6,972	89,590
FB Financial Corp.	14,036	783,209
Fidelity D&D Bancorp, Inc.	1,594	69,387
Financial Institutions, Inc.	6,714	209,275
Finwise Bancorp (a)	3,706	66,486
First BanCorp	50,310	1,042,926
First Bancorp, Inc.	3,758	99,362
First Bancorp/Southern Pines NC	13,393	680,230
First Bank	7,140	117,524
First Busey Corp.	27,513	654,534
First Business Financial Services, Inc.	2,763	150,031
First Capital, Inc.	1,202	71,158
First Commonwealth Financial Corp.	33,754	569,092
First Community Bankshares, Inc.	5,615	189,394
First Community Corp.	2,769	82,101
First Financial Bancorp	31,614	790,982
First Financial Bankshares, Inc.	43,724	1,306,036
First Financial Corp.	3,977	240,290
First Foundation, Inc. (a) (b)	14,014	86,326
First Internet Bancorp	2,669	55,702
First Interstate BancSystem, Inc. - Class A	28,895	999,767
First Merchants Corp.	19,625	735,545
First Mid Bancshares, Inc.	7,087	276,393
First National Corp.	2,941	74,231
First Savings Financial Group, Inc.	2,102	66,970
First United Corp.	2,254	84,390
First Western Financial, Inc. (a)	2,572	68,955
Firstsun Capital Bancorp (a)	4,714	177,411
Five Star Bancorp	4,888	174,893
Flagstar Bank NA	97,808	1,231,403
Flushing Financial Corp.	10,238	155,310
Franklin Financial Services Corp.	1,582	79,416
FS Bancorp, Inc.	2,273	93,579
Fulton Financial Corp.	59,446	1,149,091
FVCBankcorp, Inc.	5,186	72,137
GBank Financial Holdings, Inc. (a)	3,416	115,768
German American Bancorp, Inc.	11,888	465,772
Glacier Bancorp, Inc. (b)	42,354	1,865,694
Security Description	Shares	Value
Banks—(Continued)
Great Southern Bancorp, Inc.	2,742	$168,798
Greene County Bancorp, Inc.	2,424	53,886
Hancock Whitney Corp.	27,533	1,753,301
Hanmi Financial Corp.	10,815	292,329
Hawthorn Bancshares, Inc.	2,185	76,213
HBT Financial, Inc.	4,583	118,471
Heritage Commerce Corp.	19,644	235,924
Heritage Financial Corp.	12,318	291,321
Hilltop Holdings, Inc.	15,214	516,363
Hingham Institution For Savings (b)	565	160,437
Home Bancorp, Inc.	2,001	115,658
Home BancShares, Inc.	61,203	1,700,219
HomeTrust Bancshares, Inc.	5,432	233,250
Hope Bancorp, Inc.	37,037	405,926
Horizon Bancorp, Inc.	16,449	278,975
Independent Bank Corp.	23,699	1,441,098
International Bancshares Corp.	18,059	1,199,840
Investar Holding Corp.	3,059	81,736
John Marshall Bancorp, Inc.	4,296	85,877
Kearny Financial Corp.	13,318	98,686
Lakeland Financial Corp.	8,143	464,640
LCNB Corp.	3,768	61,758
LINKBANCORP, Inc.	7,910	65,337
Live Oak Bancshares, Inc.	12,435	427,142
MainStreet Bancshares, Inc.	2,396	48,783
Mechanics Bancorp - Class A	15,901	232,632
Mercantile Bank Corp.	5,361	257,864
Meridian Corp.	3,388	59,561
Metrocity Bankshares, Inc.	6,644	176,332
Metropolitan Bank Holding Corp.	3,182	242,978
Mid Penn Bancorp, Inc.	7,267	225,422
Middlefield Banc Corp.	2,691	92,947
Midland States Bancorp, Inc.	6,845	144,909
MidWestOne Financial Group, Inc.	5,766	221,991
MVB Financial Corp.	3,791	97,922
National Bank Holdings Corp. - Class A	13,232	502,948
National Bankshares, Inc.	1,983	66,490
NB Bancorp, Inc.	13,728	272,089
NBT Bancorp, Inc.	16,987	705,300
Nicolet Bankshares, Inc.	4,395	533,114
Northeast Bank	2,685	279,052
Northeast Community Bancorp, Inc.	4,595	103,893
Northfield Bancorp, Inc.	12,194	139,377
Northpointe Bancshares, Inc.	6,999	117,443
Northrim BanCorp, Inc.	7,532	200,427
Northwest Bancshares, Inc.	47,289	567,468
Norwood Financial Corp.	2,522	70,742
Oak Valley Bancorp	2,317	69,649
OceanFirst Financial Corp.	17,922	321,700
OFG Bancorp	14,067	576,466
Ohio Valley Banc Corp.	1,330	53,173
Old National Bancorp (b)	113,742	2,537,584
Old Second Bancorp, Inc.	16,472	321,204
OP Bancorp	3,989	56,325
Orange County Bancorp, Inc.	3,668	104,721
Origin Bancorp, Inc.	9,567	359,815
See accompanying notes to financial statements.
BHFTII-278

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Orrstown Financial Services, Inc.	5,985	$211,989
Park National Corp.	4,763	724,833
Parke Bancorp, Inc.	3,496	87,540
Pathward Financial, Inc.	7,765	551,315
PCB Bancorp	4,027	87,185
Peapack-Gladstone Financial Corp.	6,072	169,105
Peoples Bancorp of North Carolina, Inc.	1,433	51,875
Peoples Bancorp, Inc.	12,413	372,762
Peoples Financial Services Corp.	3,009	146,568
Pioneer Bancorp, Inc. (a)	4,144	55,861
Plumas Bancorp	1,875	83,794
Ponce Financial Group, Inc. (a)	6,376	104,248
Preferred Bank (b)	3,977	375,548
Primis Financial Corp.	7,000	97,370
Princeton Bancorp, Inc.	1,758	60,985
Provident Financial Services, Inc.	41,527	820,158
QCR Holdings, Inc.	5,329	443,906
RBB Bancorp	6,012	124,088
Red River Bancshares, Inc.	1,618	115,574
Renasant Corp.	31,233	1,100,026
Republic Bancorp, Inc. - Class A	2,983	205,797
S&T Bancorp, Inc.	12,467	490,576
Seacoast Banking Corp. of Florida	28,694	901,565
ServisFirst Bancshares, Inc.	16,771	1,203,990
Shore Bancshares, Inc.	10,137	179,222
Sierra Bancorp	4,701	153,629
Simmons First National Corp. - Class A	46,981	885,592
SmartFinancial, Inc.	5,462	202,039
South Plains Financial, Inc.	4,696	182,205
Southern First Bancshares, Inc. (a)	2,574	132,612
Southern Missouri Bancorp, Inc.	3,422	202,309
Southside Bancshares, Inc.	10,316	313,503
Stellar Bancorp, Inc. (b)	16,028	495,906
Stock Yards Bancorp, Inc.	8,803	571,755
Texas Capital Bancshares, Inc. (a)	14,756	1,336,008
Third Coast Bancshares, Inc. (a)	4,809	182,790
Timberland Bancorp, Inc.	2,592	92,794
Tompkins Financial Corp.	4,603	333,810
Towne Bank	24,101	804,250
TriCo Bancshares	10,396	492,459
Triumph Financial, Inc. (a)	7,169	448,994
TrustCo Bank Corp.	6,683	276,208
Trustmark Corp.	18,116	705,618
UMB Financial Corp.	23,597	2,714,599
United Bankshares, Inc.	45,435	1,744,704
United Community Banks, Inc.	39,803	1,242,650
Unity Bancorp, Inc.	2,408	124,542
Univest Financial Corp.	9,027	295,544
USCB Financial Holdings, Inc.	3,750	69,075
Valley National Bancorp	156,653	1,829,707
Virginia National Bankshares Corp.	1,715	68,343
WaFd, Inc.	25,298	810,295
Washington Trust Bancorp, Inc.	5,188	153,305
WesBanco, Inc.	30,785	1,023,293
West BanCorp, Inc.	5,288	117,341
Westamerica BanCorp	8,254	394,789
Security Description	Shares	Value
Banks—(Continued)
Western New England Bancorp, Inc.	6,070	$76,603
WSFS Financial Corp.	18,545	1,024,426
		94,073,183
Beverages — 0.1%
MGP Ingredients, Inc.	4,728	114,890
National Beverage Corp. (a)	8,501	271,097
Vita Coco Co., Inc. (a)	15,572	825,472
		1,211,459
Biotechnology — 8.9%
4D Molecular Therapeutics, Inc. (a) (b)	14,339	107,542
Abeona Therapeutics, Inc. (a)	14,654	77,227
Absci Corp. (a) (b)	31,461	109,799
ACADIA Pharmaceuticals, Inc. (a)	42,204	1,127,269
ADC Therapeutics SA (a)	29,514	104,184
ADMA Biologics, Inc. (a)	75,298	1,373,436
Agios Pharmaceuticals, Inc. (a)	19,125	520,582
Akebia Therapeutics, Inc. (a)	83,552	134,519
Aldeyra Therapeutics, Inc. (a)	18,077	93,639
Alkermes PLC (a)	53,636	1,500,735
Allogene Therapeutics, Inc. (a)	17,932	24,567
Altimmune, Inc. (a)	17,842	64,410
Amicus Therapeutics, Inc. (a)	96,816	1,378,660
AnaptysBio, Inc. (a)	6,032	292,431
Anavex Life Sciences Corp. (a)	27,727	98,708
Annexon, Inc. (a)	22,146	111,173
Apogee Therapeutics, Inc. (a)	12,565	948,406
Arbutus Biopharma Corp. (a)	39,939	192,107
Arcellx, Inc. (a)	11,301	736,825
Arcturus Therapeutics Holdings, Inc. (a)	8,583	52,614
Arcus Biosciences, Inc. (a)	25,608	610,239
Arcutis Biotherapeutics, Inc. (a)	35,427	1,028,800
Ardelyx, Inc. (a)	65,579	382,326
ArriVent Biopharma, Inc. (a) (b)	9,854	198,262
Arrowhead Pharmaceuticals, Inc. (a)	43,064	2,859,019
ARS Pharmaceuticals, Inc. (a) (b)	20,288	236,355
Astria Therapeutics, Inc. (a)	12,666	165,798
Aura Biosciences, Inc. (a)	15,284	83,298
Aurinia Pharmaceuticals, Inc. (a)	38,900	620,455
Avidity Biosciences, Inc. (a)	37,563	2,709,419
Beam Therapeutics, Inc. (a) (b)	32,431	898,987
Benitec Biopharma, Inc. (a)	5,673	76,415
Bicara Therapeutics, Inc. (a)	12,990	218,622
BioCryst Pharmaceuticals, Inc. (a)	68,249	532,342
Biohaven Ltd. (a)	30,945	349,369
Bridgebio Pharma, Inc. (a) (b)	51,653	3,950,938
Bright Minds Biosciences, Inc. (a)	1,748	136,414
Candel Therapeutics, Inc. (a) (b)	15,300	86,445
Capricor Therapeutics, Inc. (a) (b)	13,273	383,059
Cardiff Oncology, Inc. (a) (b)	2,248	6,317
CareDx, Inc. (a)	17,021	320,676
Catalyst Pharmaceuticals, Inc. (a)	38,310	894,155
Celcuity, Inc. (a) (b)	10,456	1,042,881
Celldex Therapeutics, Inc. (a)	21,331	579,350
CG oncology, Inc. (a)	19,073	791,911
See accompanying notes to financial statements.
BHFTII-279

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Cidara Therapeutics, Inc. (a)	6,367	$1,406,407
Cogent Biosciences, Inc. (a)	45,945	1,631,966
Compass Therapeutics, Inc. (a) (b)	43,621	234,245
Corvus Pharmaceuticals, Inc. (a)	18,880	145,376
CRISPR Therapeutics AG (a)	28,307	1,484,419
Cullinan Therapeutics, Inc. (a)	18,364	190,067
Cytokinetics, Inc. (a) (b)	37,835	2,404,036
Day One Biopharmaceuticals, Inc. (a)	26,050	242,786
Denali Therapeutics, Inc. (a)	43,824	723,534
Design Therapeutics, Inc. (a)	8,950	83,951
DiaMedica Therapeutics, Inc. (a)	11,298	89,932
Dianthus Therapeutics, Inc. (a)	7,992	329,350
Disc Medicine, Inc. (a)	8,155	647,589
Dynavax Technologies Corp. (a)	32,941	506,633
Dyne Therapeutics, Inc. (a)	40,455	791,300
Editas Medicine, Inc. (a)	8,419	17,259
Emergent BioSolutions, Inc. (a)	18,466	228,240
Enanta Pharmaceuticals, Inc. (a)	9,008	142,056
Entrada Therapeutics, Inc. (a)	10,642	109,400
Erasca, Inc. (a)	46,214	171,916
Fennec Pharmaceuticals, Inc. (a)	7,920	60,984
Foghorn Therapeutics, Inc. (a)	12,001	64,805
Geron Corp. (a) (b)	178,919	236,173
Gossamer Bio, Inc. (a)	49,398	153,134
GRAIL, Inc. (a) (b)	11,468	981,546
Heron Therapeutics, Inc. (a)	51,999	67,599
Humacyte, Inc. (a)	4,022	3,863
Ideaya Biosciences, Inc. (a)	27,246	941,894
ImmunityBio, Inc. (a) (b)	96,849	191,761
Immunome, Inc. (a) (b)	30,679	658,985
Immunovant, Inc. (a) (b)	22,826	580,237
Inhibrx Biosciences, Inc. (a)	3,158	249,482
Intellia Therapeutics, Inc. (a)	33,636	302,388
Iovance Biotherapeutics, Inc. (a) (b)	100,691	274,886
Ironwood Pharmaceuticals, Inc. (a)	52,620	177,329
Jade Biosciences, Inc.	15,370	237,159
Janux Therapeutics, Inc. (a) (b)	14,413	198,899
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	202,828
Keros Therapeutics, Inc. (a)	9,594	195,334
Kodiak Sciences, Inc. (a)	11,670	326,293
Krystal Biotech, Inc. (a)	8,194	2,020,149
Kura Oncology, Inc. (a)	26,389	274,182
Kymera Therapeutics, Inc. (a) (b)	18,389	1,430,848
Larimar Therapeutics, Inc. (a)	2,134	8,131
Lexeo Therapeutics, Inc. (a) (b)	21,061	209,136
Madrigal Pharmaceuticals, Inc. (a)	6,036	3,515,004
MannKind Corp. (a)	92,328	523,500
MapLight Therapeutics, Inc. (a)	5,777	101,473
MeiraGTx Holdings PLC (a)	12,730	101,203
MiMedx Group, Inc. (a)	38,705	262,033
Mineralys Therapeutics, Inc. (a)	15,332	556,398
Mirum Pharmaceuticals, Inc. (a)	13,310	1,051,357
Monopar Therapeutics, Inc. (a)	1,532	100,040
Monte Rosa Therapeutics, Inc. (a)	15,812	247,932
Myriad Genetics, Inc. (a)	23,223	142,821
Neurogene, Inc. (a) (b)	3,411	70,267
Security Description	Shares	Value
Biotechnology—(Continued)
Novavax, Inc. (a) (b)	48,909	$328,668
Nurix Therapeutics, Inc. (a)	32,631	619,010
Nuvalent, Inc. - Class A (a)	16,291	1,638,712
Olema Pharmaceuticals, Inc. (a)	19,924	498,100
Organogenesis Holdings, Inc. (a)	14,725	76,275
ORIC Pharmaceuticals, Inc. (a)	20,325	166,258
Oruka Therapeutics, Inc. (a) (b)	12,595	381,754
Palvella Therapeutics, Inc. (a)	2,572	269,211
Perspective Therapeutics, Inc. (a)	2,634	7,244
Praxis Precision Medicines, Inc. (a)	7,325	2,158,970
Precigen, Inc. (a) (b)	59,037	246,775
Prime Medicine, Inc. (a) (b)	33,943	117,782
Protagonist Therapeutics, Inc. (a)	19,241	1,680,509
Protara Therapeutics, Inc. (a)	1,819	9,695
Prothena Corp. PLC (a)	14,534	138,800
PTC Therapeutics, Inc. (a)	25,687	1,951,185
Puma Biotechnology, Inc. (a)	14,393	85,638
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	124,710	510,064
REGENXBIO, Inc. (a)	15,149	218,146
Relay Therapeutics, Inc. (a)	45,955	388,779
Replimune Group, Inc. (a)	18,121	176,136
Rezolute, Inc. (a)	25,492	60,161
Rhythm Pharmaceuticals, Inc. (a)	17,214	1,842,587
Rigel Pharmaceuticals, Inc. (a)	6,223	266,531
Rocket Pharmaceuticals, Inc. (a)	13,831	48,547
Sana Biotechnology, Inc. (a)	54,906	223,467
Savara, Inc. (a)	46,313	279,267
Scholar Rock Holding Corp. (a)	27,523	1,212,388
SELLAS Life Sciences Group, Inc. (a) (b)	13,952	52,599
Sionna Therapeutics, Inc. (a)	4,849	199,488
Soleno Therapeutics, Inc. (a)	15,189	703,251
Solid Biosciences, Inc. (a)	19,575	110,403
Spyre Therapeutics, Inc. (a)	22,411	734,184
Stoke Therapeutics, Inc. (a) (b)	14,916	473,434
Syndax Pharmaceuticals, Inc. (a)	29,756	625,174
Tango Therapeutics, Inc. (a) (b)	35,194	311,819
Taysha Gene Therapies, Inc. (a) (b)	62,715	344,932
Tectonic Therapeutic, Inc. (a)	4,059	84,671
TG Therapeutics, Inc. (a)	47,172	1,406,197
Tonix Pharmaceuticals Holding Corp. (a)	2,786	43,517
Travere Therapeutics, Inc. (a)	26,819	1,024,754
TriSalus Life Sciences, Inc. (a)	10,692	74,630
Twist Bioscience Corp. (a) (b)	19,223	609,754
Tyra Biosciences, Inc. (a)	9,302	244,550
Upstream Bio, Inc. (a) (b)	11,081	300,849
UroGen Pharma Ltd. (a)	14,018	328,302
Vanda Pharmaceuticals, Inc. (a)	11,583	102,162
Vaxcyte, Inc. (a) (b)	37,843	1,746,076
Vera Therapeutics, Inc. (a)	18,148	919,015
Veracyte, Inc. (a)	25,923	1,091,358
Verastem, Inc. (a)	17,642	136,196
Vericel Corp. (a)	16,689	600,971
Vir Biotechnology, Inc. (a)	21,674	130,694
Viridian Therapeutics, Inc. (a)	25,982	808,560
Voyager Therapeutics, Inc. (a)	4,286	16,844
Xencor, Inc. (a)	23,992	367,318
See accompanying notes to financial statements.
BHFTII-280

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Xenon Pharmaceuticals, Inc. (a)	24,777	$1,110,505
XOMA Royalty Corp. (a)	3,457	91,922
Zenas Biopharma, Inc. (a)	6,057	219,930
Zymeworks, Inc. (a)	17,249	454,166
		87,580,084
Broadline Retail — 0.1%
Groupon, Inc. (a) (b)	8,382	147,607
Kohl's Corp.	34,572	705,614
Savers Value Village, Inc. (a)	13,102	122,373
		975,594
Building Products — 1.4%
American Woodmark Corp. (a)	4,886	263,356
Apogee Enterprises, Inc.	6,681	243,255
AZZ, Inc.	9,624	1,031,500
CSW Industrials, Inc. (b)	5,361	1,573,614
Gibraltar Industries, Inc. (a)	10,166	502,607
Griffon Corp.	12,718	936,681
Insteel Industries, Inc.	6,808	215,609
Janus International Group, Inc. (a)	44,871	293,456
JELD-WEN Holding, Inc. (a)	13,184	32,433
Masterbrand, Inc. (a) (b)	45,688	504,396
Modine Manufacturing Co. (a)	16,973	2,266,065
Quanex Building Products Corp. (b)	13,830	212,705
Resideo Technologies, Inc. (a)	41,961	1,473,670
Tecnoglass, Inc.	8,912	448,452
UFP Industries, Inc.	18,911	1,721,847
Zurn Elkay Water Solutions Corp.	48,756	2,266,667
		13,986,313
Capital Markets — 1.7%
Acadian Asset Management, Inc.	8,939	420,133
AlTi Global, Inc. (a)	5,844	27,116
Artisan Partners Asset Management, Inc. - Class A	20,124	819,852
Bakkt Holdings, Inc. (a) (b)	5,238	52,589
BGC Group, Inc. - Class A	117,887	1,052,731
Cohen & Steers, Inc.	9,062	568,912
Diamond Hill Investment Group, Inc.	716	121,362
DigitalBridge Group, Inc.	57,661	884,520
Donnelley Financial Solutions, Inc. (a)	8,881	414,654
Forge Global Holdings, Inc. (a)	4,009	178,641
GCM Grosvenor, Inc. - Class A	15,754	178,335
Marex Group PLC	17,637	676,555
Miami International Holdings, Inc. (a) (b)	7,773	344,966
Moelis & Co. - Class A	24,519	1,685,436
Open Lending Corp. (a)	38,055	58,985
P10, Inc. - Class A	20,181	197,976
Patria Investments Ltd. - Class A	22,588	358,923
Perella Weinberg Partners	22,223	384,458
Piper Sandler Cos.	5,647	1,918,342
PJT Partners, Inc. - Class A	7,523	1,257,846
StepStone Group, Inc. - Class A	22,726	1,458,327
StoneX Group, Inc. (a)	15,920	1,514,470
Victory Capital Holdings, Inc. - Class A (b)	14,522	916,193
Virtus Investment Partners, Inc.	2,173	354,525
Security Description	Shares	Value
Capital Markets—(Continued)
Webull Corp. (a) (b)	89,279	$693,698
WisdomTree, Inc. (b)	40,345	491,806
		17,031,351
Chemicals — 1.4%
AdvanSix, Inc.	9,088	157,222
ASP Isotopes, Inc. (a)	31,032	166,021
Aspen Aerogels, Inc. (a) (b)	22,925	64,878
Avient Corp.	29,954	935,763
Balchem Corp.	10,815	1,658,588
Cabot Corp.	17,325	1,148,301
Chemours Co.	47,345	558,197
Core Molding Technologies, Inc. (a)	996	19,970
Ecovyst, Inc. (a)	37,462	364,505
Flotek Industries, Inc. (a) (b)	5,204	89,665
Hawkins, Inc.	6,304	895,546
HB Fuller Co.	18,000	1,070,280
Ingevity Corp. (a)	12,231	723,831
Innospec, Inc.	8,314	636,353
Intrepid Potash, Inc. (a)	4,857	134,685
Koppers Holdings, Inc.	6,695	181,301
LSB Industries, Inc. (a)	12,904	109,684
Mativ Holdings, Inc.	17,848	216,853
Minerals Technologies, Inc.	10,766	656,188
Orion SA	18,768	99,095
Perimeter Solutions, Inc. (a)	46,211	1,272,189
PureCycle Technologies, Inc. (a) (b)	47,118	404,744
Quaker Chemical Corp.	4,660	639,865
Rayonier Advanced Materials, Inc. (a)	13,963	82,242
Sensient Technologies Corp.	14,016	1,316,803
Stepan Co.	7,686	364,009
Tronox Holdings PLC	29,813	124,320
		14,091,098
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	19,814	838,132
ACCO Brands Corp.	17,086	63,731
ACV Auctions, Inc. - Class A (a)	54,790	439,416
BrightView Holdings, Inc. (a) (b)	23,486	297,568
Brink's Co.	13,817	1,612,858
Casella Waste Systems, Inc. - Class A (a) (b)	20,320	1,990,141
Cimpress PLC (a)	5,669	377,499
CoreCivic, Inc. (a)	34,118	651,995
Deluxe Corp.	15,039	335,821
Ennis, Inc.	8,460	152,365
Enviri Corp. (a)	23,895	428,198
GEO Group, Inc. (a)	43,076	694,385
Healthcare Services Group, Inc. (a)	24,186	462,436
HNI Corp.	21,618	908,821
Interface, Inc.	18,871	526,878
Liquidity Services, Inc. (a)	7,856	238,115
MillerKnoll, Inc.	22,640	413,859
Montrose Environmental Group, Inc. (a)	11,341	281,597
OPENLANE, Inc. (a)	35,076	1,044,563
Perma-Fix Environmental Services, Inc. (a)	5,784	72,821
Pitney Bowes, Inc. (b)	48,396	511,546
See accompanying notes to financial statements.
BHFTII-281

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
Quad/Graphics, Inc.	2,622	$16,440
UniFirst Corp.	4,762	918,590
Vestis Corp. (b)	38,290	255,394
		13,533,169
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. (a)	19,331	167,986
Applied Optoelectronics, Inc. (a) (b)	19,405	676,458
Aviat Networks, Inc. (a)	3,369	72,029
BK Technologies Corp. (a)	1,022	76,231
Calix, Inc. (a)	19,435	1,028,695
Clearfield, Inc. (a)	4,399	128,231
CommScope Holding Co., Inc. (a)	70,912	1,285,635
Digi International, Inc. (a)	11,748	508,571
Extreme Networks, Inc. (a)	42,723	711,338
Harmonic, Inc. (a)	36,707	363,032
NETGEAR, Inc. (a)	9,591	235,267
NetScout Systems, Inc. (a)	23,085	624,680
Ribbon Communications, Inc. (a)	15,594	44,911
Viasat, Inc. (a) (b)	40,162	1,383,982
Viavi Solutions, Inc. (a)	70,541	1,257,041
		8,564,087
Construction & Engineering — 2.3%
Ameresco, Inc. - Class A (a)	10,964	321,136
Arcosa, Inc.	16,018	1,703,034
Argan, Inc.	4,387	1,374,535
Bowman Consulting Group Ltd. (a)	5,271	174,048
Centuri Holdings, Inc. (a)	25,640	647,410
Concrete Pumping Holdings, Inc.	7,706	51,707
Construction Partners, Inc. - Class A (a)	15,437	1,675,686
Dycom Industries, Inc. (a)	9,101	3,075,228
Fluor Corp. (a)	52,301	2,072,689
Granite Construction, Inc. (b)	14,392	1,660,117
Great Lakes Dredge & Dock Corp. (a)	21,755	285,426
IES Holdings, Inc. (a)	2,989	1,162,781
Legence Corp. - Class A (a)	12,156	523,194
Limbach Holdings, Inc. (a)	3,683	286,721
Matrix Service Co. (a)	8,744	102,305
MYR Group, Inc. (a)	5,088	1,111,728
NWPX Infrastructure, Inc. (a)	3,497	218,527
Orion Group Holdings, Inc. (a)	8,105	80,564
Primoris Services Corp.	17,510	2,173,691
Sterling Infrastructure, Inc. (a)	9,686	2,966,144
Tutor Perini Corp.	14,391	964,485
		22,631,156
Construction Materials — 0.2%
Knife River Corp. (a) (b)	18,635	1,310,972
Titan America SA (a)	9,226	152,044
U.S. Lime & Minerals, Inc.	3,413	408,673
		1,871,689
Consumer Finance — 1.0%
Atlanticus Holdings Corp. (a)	1,823	122,050
Security Description	Shares	Value
Consumer Finance—(Continued)
Bread Financial Holdings, Inc.	14,884	$1,101,862
Dave, Inc. (a)	3,391	750,801
Encore Capital Group, Inc. (a)	7,522	408,821
Enova International, Inc. (a)	7,840	1,232,448
FirstCash Holdings, Inc.	12,814	2,042,295
Green Dot Corp. - Class A (a)	17,589	225,315
Jefferson Capital, Inc.	4,395	98,184
LendingClub Corp. (a)	36,856	698,053
LendingTree, Inc. (a)	3,966	210,555
Medallion Financial Corp.	5,511	56,708
Navient Corp. (b)	20,467	266,071
Nelnet, Inc. - Class A	3,647	484,905
NerdWallet, Inc. - Class A (a)	14,569	197,410
Oportun Financial Corp. (a)	4,764	25,202
OppFi, Inc.	9,147	95,678
PRA Group, Inc. (a)	10,106	178,775
PROG Holdings, Inc.	13,551	399,619
Regional Management Corp.	3,196	123,845
Upstart Holdings, Inc. (a) (b)	27,623	1,207,954
World Acceptance Corp. (a)	925	129,861
		10,056,412
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc.	10,798	574,130
Chefs' Warehouse, Inc. (a)	12,418	774,014
Grocery Outlet Holding Corp. (a)	29,989	302,889
Ingles Markets, Inc. - Class A (b)	5,247	359,682
Natural Grocers by Vitamin Cottage, Inc.	4,643	116,307
PriceSmart, Inc.	8,446	1,036,071
United Natural Foods, Inc. (a)	19,936	671,245
Village Super Market, Inc. - Class A	2,798	99,035
Weis Markets, Inc.	4,513	289,238
		4,222,611
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	46,664	191,322
Greif, Inc. - Class A	8,277	560,353
Greif, Inc. - Class B	1,893	141,388
Myers Industries, Inc.	12,512	234,225
O-I Glass, Inc. (a)	48,729	719,240
Ranpak Holdings Corp. (a)	7,890	42,685
TriMas Corp.	10,568	374,636
		2,263,849
Distributors — 0.1%
GigaCloud Technology, Inc. - Class A (a)	8,375	328,970
Gold.com, Inc.	7,323	249,348
Weyco Group, Inc.	2,058	62,954
		641,272
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. (a)	11,563	1,196,424
American Public Education, Inc. (a)	6,321	238,934
Carriage Services, Inc.	4,959	209,766
Coursera, Inc. (a)	44,239	325,599
See accompanying notes to financial statements.
BHFTII-282

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Consumer Services—(Continued)
Driven Brands Holdings, Inc. (a) (b)	21,813	$323,269
Frontdoor, Inc. (a)	23,872	1,377,176
Graham Holdings Co. - Class B	1,064	1,168,910
KinderCare Learning Cos., Inc. (a)	11,518	49,758
Laureate Education, Inc. (a)	41,376	1,393,130
Lincoln Educational Services Corp. (a)	9,787	236,356
Matthews International Corp. - Class A (b)	10,243	267,547
McGraw Hill, Inc. (a)	8,613	142,115
Mister Car Wash, Inc. (a)	33,220	184,703
OneSpaWorld Holdings Ltd.	32,610	676,331
Perdoceo Education Corp.	20,871	612,146
Phoenix Education Partners, Inc. (a)	1,785	54,086
Strategic Education, Inc.	7,512	602,462
Stride, Inc. (a)	13,767	893,891
Udemy, Inc. (a)	31,964	186,989
Universal Technical Institute, Inc. (a)	16,362	427,539
		10,567,131
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	23,806	491,356
Alpine Income Property Trust, Inc.	4,463	74,621
American Assets Trust, Inc.	18,823	356,319
Armada Hoffler Properties, Inc.	26,315	174,205
Broadstone Net Lease, Inc.	64,604	1,122,172
CTO Realty Growth, Inc.	8,585	158,050
Essential Properties Realty Trust, Inc.	65,739	1,949,819
Gladstone Commercial Corp.	15,242	162,632
Global Net Lease, Inc.	64,597	555,534
NexPoint Diversified Real Estate Trust	18	69
		5,044,777
Diversified Telecommunication Services — 0.5%
Anterix, Inc. (a)	3,695	80,662
ATN International, Inc.	3,399	77,497
Bandwidth, Inc. - Class A (a) (b)	9,824	151,781
Cogent Communications Holdings, Inc. (b)	15,478	333,706
Globalstar, Inc. (a) (b)	16,577	1,011,860
IDT Corp. - Class B (b)	5,484	280,836
Liberty Latin America Ltd. - Class A (a)	4,177	30,868
Liberty Latin America Ltd. - Class C (a)	36,460	271,991
Lumen Technologies, Inc. (a)	306,442	2,381,054
Shenandoah Telecommunications Co. (b)	16,544	191,249
Uniti Group, Inc. (b)	54,581	382,613
		5,194,117
Electric Utilities — 0.9%
Genie Energy Ltd. - Class B	6,875	94,737
Hawaiian Electric Industries, Inc. (a) (b)	57,679	709,452
MGE Energy, Inc.	12,385	971,232
Oklo, Inc. (a) (b)	35,339	2,535,927
Otter Tail Corp.	12,383	1,000,670
Portland General Electric Co.	36,368	1,745,300
TXNM Energy, Inc.	32,700	1,925,376
		8,982,694
Security Description	Shares	Value
Electrical Equipment — 2.3%
Allient, Inc.	4,654	$250,153
American Superconductor Corp. (a)	15,200	437,456
Amprius Technologies, Inc. (a) (b)	35,137	277,231
Array Technologies, Inc. (a) (b)	49,724	458,455
Atkore, Inc.	10,829	684,934
Bloom Energy Corp. - Class A (a) (b)	70,935	6,163,542
EnerSys	12,127	1,779,637
Enovix Corp. (a) (b)	53,743	392,861
Eos Energy Enterprises, Inc. (a) (b)	100,620	1,153,105
Fluence Energy, Inc. (a)	21,010	415,578
Hyliion Holdings Corp. (a)	18,430	33,911
LSI Industries, Inc.	9,159	167,793
NANO Nuclear Energy, Inc. (a) (b)	13,184	316,548
Nextpower, Inc. - Class A (a)	47,406	4,129,537
NuScale Power Corp. (a) (b)	42,966	608,828
Plug Power, Inc. (a) (b)	366,488	721,981
Powell Industries, Inc. (b)	3,196	1,018,821
Power Solutions International, Inc. (a) (b)	2,810	160,563
Preformed Line Products Co.	876	181,078
Shoals Technologies Group, Inc. - Class A (a)	54,969	467,237
SKYX Platforms Corp. (a)	23,341	50,650
Sunrun, Inc. (a) (b)	72,711	1,337,883
T1 Energy, Inc. (a) (b)	44,248	295,577
Thermon Group Holdings, Inc. (a)	10,779	400,548
Vicor Corp. (a)	7,719	846,002
		22,749,909
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc. (a)	9,989	52,442
Advanced Energy Industries, Inc.	12,238	2,562,270
Aeva Technologies, Inc. (a)	11,223	149,041
Arlo Technologies, Inc. (a)	32,530	455,095
Badger Meter, Inc.	9,782	1,706,079
Bel Fuse, Inc. - Class A	619	93,964
Bel Fuse, Inc. - Class B	3,423	580,643
Belden, Inc.	12,722	1,482,749
Benchmark Electronics, Inc.	11,796	504,397
Climb Global Solutions, Inc.	1,406	144,523
CTS Corp.	9,691	415,453
Daktronics, Inc. (a)	12,816	253,372
ePlus, Inc.	8,745	766,936
Evolv Technologies Holdings, Inc. (a)	50,396	360,835
Fabrinet (a)	11,726	5,338,613
Frequency Electronics, Inc. (a)	2,433	130,993
Insight Enterprises, Inc. (a) (c)	9,646	785,860
Itron, Inc. (a)	14,896	1,383,243
Kimball Electronics, Inc. (a)	8,628	240,031
Knowles Corp. (a)	29,028	622,070
Methode Electronics, Inc.	4,388	29,136
MicroVision, Inc. (a) (b)	100,249	83,016
Mirion Technologies, Inc. (a) (b)	77,889	1,824,160
Napco Security Technologies, Inc.	11,551	481,677
nLight, Inc. (a)	15,956	598,510
Novanta, Inc. (a)	11,729	1,395,634
OSI Systems, Inc. (a)	5,306	1,353,348
Ouster, Inc. (a)	18,523	400,838
See accompanying notes to financial statements.
BHFTII-283

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
PC Connection, Inc.	4,171	$240,917
Plexus Corp. (a) (c)	8,678	1,275,666
Powerfleet, Inc. NJ (a) (b)	32,378	172,251
Red Cat Holdings, Inc. (a) (b)	34,046	269,985
Rogers Corp. (a)	6,143	562,515
Sanmina Corp. (a)	16,953	2,544,137
ScanSource, Inc. (a)	7,703	300,879
TTM Technologies, Inc. (a)	33,300	2,297,700
Vishay Intertechnology, Inc.	38,038	551,171
Vishay Precision Group, Inc. (a)	4,194	161,469
Vuzix Corp. (a) (b)	7,235	27,348
		32,598,966
Energy Equipment & Services — 1.7%
Archrock, Inc.	56,165	1,461,413
Atlas Energy Solutions, Inc. (b)	23,620	222,500
Borr Drilling Ltd. (a) (b)	83,353	335,913
Bristow Group, Inc. (a)	10,261	375,758
Cactus, Inc. - Class A	22,182	1,013,274
Core Laboratories, Inc. (b)	14,231	228,123
Expro Group Holdings NV (a)	29,140	389,019
Flowco Holdings, Inc. - Class A	7,113	133,298
Forum Energy Technologies, Inc. (a)	3,314	122,452
Helix Energy Solutions Group, Inc. (a)	38,496	241,370
Helmerich & Payne, Inc.	32,004	917,875
Innovex International, Inc. (a) (b)	14,010	306,399
Kodiak Gas Services, Inc.	27,971	1,046,115
Liberty Energy, Inc.	53,400	985,764
Nabors Industries Ltd. (a) (b)	5,124	278,233
National Energy Services Reunited Corp. (a)	20,802	325,759
Natural Gas Services Group, Inc.	3,564	119,929
Noble Corp. PLC (b)	41,108	1,160,890
Oceaneering International, Inc. (a)	31,886	766,221
Oil States International, Inc. (a)	12,517	84,740
Patterson-UTI Energy, Inc. (b)	113,068	690,846
ProPetro Holding Corp. (a)	21,392	203,438
Ranger Energy Services, Inc. - Class A	6,726	94,029
RPC, Inc. (b)	29,896	162,634
Seadrill Ltd. (a)	21,363	739,160
Select Water Solutions, Inc.	30,961	325,710
Solaris Energy Infrastructure, Inc.	13,792	634,018
TETRA Technologies, Inc. (a)	43,286	405,590
Tidewater, Inc. (a) (b)	16,289	822,757
Transocean Ltd. (a)	302,109	1,247,710
Valaris Ltd. (a)	20,368	1,026,547
		16,867,484
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	170,020	265,231
Atlanta Braves Holdings, Inc. - Class A (a) (b)	2,470	104,950
Atlanta Braves Holdings, Inc. - Class C (a)	15,480	610,686
Cinemark Holdings, Inc.	34,294	796,993
CuriosityStream, Inc.	14,743	56,024
Eventbrite, Inc. - Class A (a)	14,869	66,167
IMAX Corp. (a) (b)	14,180	524,093
Lionsgate Studios Corp. (a)	68,579	626,126
Security Description	Shares	Value
Entertainment—(Continued)
Madison Square Garden Entertainment Corp. (a)	13,230	$712,965
Marcus Corp.	7,922	122,870
Playtika Holding Corp.	8,593	33,942
Reservoir Media, Inc. (a) (b)	7,562	57,244
Sphere Entertainment Co. (a) (b)	9,002	855,910
		4,833,201
Financial Services — 2.1%
Alerus Financial Corp.	7,660	172,503
Banco Latinoamericano de Comercio Exterior SA	9,456	421,738
Better Home & Finance Holding Co. (a) (b)	2,022	65,877
Burford Capital Ltd.	70,415	628,102
Cannae Holdings, Inc.	15,506	243,909
Cantaloupe, Inc. (a)	18,270	194,027
Cass Information Systems, Inc.	4,551	188,958
Compass Diversified Holdings	24,104	115,699
Enact Holdings, Inc.	9,297	368,533
Essent Group Ltd.	30,780	2,001,008
EVERTEC, Inc.	21,775	633,435
Federal Agricultural Mortgage Corp. - Class C (b)	3,013	528,992
Flywire Corp. (a)	39,242	555,667
HA Sustainable Infrastructure Capital, Inc. (b)	39,705	1,247,928
International Money Express, Inc. (a)	8,358	128,379
Jackson Financial, Inc. - Class A	22,526	2,402,398
loanDepot, Inc. - Class A (a)	31,775	65,774
Marqeta, Inc. - Class A (a)	118,899	564,770
Merchants Bancorp	9,401	320,198
NCR Atleos Corp. (a)	24,787	944,633
NewtekOne, Inc.	8,049	91,356
NMI Holdings, Inc. (a)	25,404	1,036,229
Onity Group, Inc. (a)	2,204	100,921
Pagseguro Digital Ltd. - Class A	62,869	606,057
Payoneer Global, Inc. (a)	91,362	513,454
Paysafe Ltd. (a) (b)	11,314	91,530
Paysign, Inc. (a)	3,269	16,835
PennyMac Financial Services, Inc.	9,682	1,276,475
Priority Technology Holdings, Inc. (a)	9,357	50,996
Radian Group, Inc.	44,050	1,585,360
Remitly Global, Inc. (a)	58,400	805,920
Repay Holdings Corp. (a)	14,417	52,622
Security National Financial Corp. - Class A (a)	5,549	49,997
Sezzle, Inc. (a) (b)	5,346	339,337
StoneCo Ltd. - Class A (a)	83,160	1,229,936
Velocity Financial, Inc. (a)	5,353	111,128
Walker & Dunlop, Inc.	10,544	634,222
Waterstone Financial, Inc.	5,072	83,942
		20,468,845
Food Products — 0.7%
Alico, Inc.	2,158	78,508
B&G Foods, Inc. (b)	26,248	112,866
Beyond Meat, Inc. (a) (b)	128,608	105,459
Calavo Growers, Inc.	5,820	126,585
Cal-Maine Foods, Inc. (b)	14,408	1,146,444
Dole PLC	27,179	407,413
Fresh Del Monte Produce, Inc.	10,920	389,080
See accompanying notes to financial statements.
BHFTII-284

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products—(Continued)
J&J Snack Foods Corp.	4,980	$450,043
John B Sanfilippo & Son, Inc.	2,445	172,617
Limoneira Co.	5,700	71,962
Mama's Creations, Inc. (a) (b)	11,318	152,680
Marzetti Co.	6,423	1,056,070
Mission Produce, Inc. (a)	17,847	207,025
Seneca Foods Corp. - Class A (a)	1,733	191,722
Simply Good Foods Co. (a)	31,843	639,407
SunOpta, Inc. (a)	34,321	130,420
Tootsie Roll Industries, Inc. (b)	6,383	233,809
TreeHouse Foods, Inc. (a)	17,037	401,903
Utz Brands, Inc.	26,510	275,174
Vital Farms, Inc. (a)	11,335	362,040
Westrock Coffee Co. (a)	13,107	53,345
		6,764,572
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. - Class A (b)	38,735	1,758,569
Chesapeake Utilities Corp.	7,458	930,460
New Jersey Resources Corp.	32,799	1,512,690
Northwest Natural Holding Co.	13,477	629,915
ONE Gas, Inc.	19,679	1,520,203
RGC Resources, Inc.	2,683	57,148
Southwest Gas Holdings, Inc.	21,340	1,707,627
Spire, Inc.	18,721	1,548,226
		9,664,838
Ground Transportation — 0.3%
ArcBest Corp.	7,753	575,195
Covenant Logistics Group, Inc.	4,064	89,571
FTAI Infrastructure, Inc. (b)	26,700	123,087
Heartland Express, Inc.	14,465	130,619
Hertz Global Holdings, Inc. (a) (b)	39,495	203,004
Marten Transport Ltd.	19,116	217,540
Proficient Auto Logistics, Inc. (a)	8,522	82,152
RXO, Inc. (a)	55,467	701,103
Werner Enterprises, Inc.	19,515	585,645
		2,707,916
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc. (a)	38,396	807,852
AngioDynamics, Inc. (a)	12,461	159,999
Anteris Technologies Global Corp. (a)	3,998	19,950
Artivion, Inc. (a)	13,713	625,450
AtriCure, Inc. (a)	15,750	623,070
Avanos Medical, Inc. (a)	14,732	165,440
Axogen, Inc. (a)	15,599	510,555
Beta Bionics, Inc. (a)	13,594	414,209
Bioventus, Inc. - Class A (a) (b)	17,502	130,215
Butterfly Network, Inc. (a)	51,881	197,148
Ceribell, Inc. (a)	9,275	203,401
Cerus Corp. (a)	61,012	125,685
ClearPoint Neuro, Inc. (a)	8,988	122,956
CONMED Corp.	11,116	451,310
Delcath Systems, Inc. (a)	11,270	113,827
Electromed, Inc. (a)	2,583	75,217
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Embecta Corp.	19,491	$231,553
Enovis Corp. (a)	18,624	496,143
Glaukos Corp. (a)	18,059	2,039,042
Haemonetics Corp. (a)	15,942	1,277,751
ICU Medical, Inc. (a)	7,857	1,120,958
Inogen, Inc. (a)	8,066	54,204
Integer Holdings Corp. (a)	11,212	879,357
Integra LifeSciences Holdings Corp. (a)	20,797	258,299
iRadimed Corp.	2,985	290,381
iRhythm Technologies, Inc. (a)	10,527	1,867,911
Kestra Medical Technologies Ltd. (a) (b)	6,589	174,740
KORU Medical Systems, Inc. (a)	6,330	36,777
Lantheus Holdings, Inc. (a)	21,771	1,448,860
LeMaitre Vascular, Inc.	6,751	547,506
LivaNova PLC (a)	17,720	1,090,312
Merit Medical Systems, Inc. (a) (b)	19,243	1,696,078
Neogen Corp. (a) (b)	66,148	462,375
NeuroPace, Inc. (a)	9,229	142,496
Novocure Ltd. (a)	33,137	428,461
Omnicell, Inc. (a)	15,348	695,264
OraSure Technologies, Inc. (a)	6,198	14,999
Orthofix Medical, Inc. (a)	12,737	193,093
OrthoPediatrics Corp. (a)	5,617	99,758
PROCEPT BioRobotics Corp. (a)	17,638	554,891
Pulse Biosciences, Inc. (a) (b)	5,792	79,524
QuidelOrtho Corp. (a) (b)	22,459	641,429
RxSight, Inc. (a)	12,974	135,189
SANUWAVE Health, Inc. (a)	2,710	80,866
Semler Scientific, Inc. (a)	4,410	67,429
SI-BONE, Inc. (a)	14,641	288,721
Sight Sciences, Inc. (a)	8,715	69,110
STAAR Surgical Co. (a)	17,911	413,565
Tactile Systems Technology, Inc. (a)	7,825	226,925
Tandem Diabetes Care, Inc. (a) (b)	23,352	513,277
TransMedics Group, Inc. (a)	10,991	1,337,055
UFP Technologies, Inc. (a)	2,477	549,968
Utah Medical Products, Inc.	1,293	72,356
Varex Imaging Corp. (a)	13,504	157,322
		25,480,229
Health Care Providers & Services — 3.1%
AdaptHealth Corp. (a) (b)	33,273	331,399
Addus HomeCare Corp. (a)	6,138	659,160
agilon health, Inc. (a)	44,451	30,613
Alignment Healthcare, Inc. (a)	55,308	1,092,333
AMN Healthcare Services, Inc. (a)	12,575	198,182
Ardent Health, Inc. (a)	8,193	72,344
Astrana Health, Inc. (a) (b)	13,336	330,866
Aveanna Healthcare Holdings, Inc. (a)	23,228	189,773
BrightSpring Health Services, Inc. (a)	36,257	1,357,825
Brookdale Senior Living, Inc. (a)	75,663	816,404
Castle Biosciences, Inc. (a)	9,449	367,566
Clover Health Investments Corp. (a) (b)	117,562	276,271
Community Health Systems, Inc. (a)	42,324	132,051
Concentra Group Holdings Parent, Inc.	39,865	784,543
CorVel Corp. (a)	9,864	667,497
See accompanying notes to financial statements.
BHFTII-285

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Cross Country Healthcare, Inc. (a)	10,431	$84,491
Enhabit, Inc. (a)	16,694	153,919
Ensign Group, Inc.	18,236	3,176,711
Fulgent Genetics, Inc. (a)	7,417	194,845
GeneDx Holdings Corp. (a)	6,434	836,806
Guardant Health, Inc. (a)	39,456	4,030,036
Guardian Pharmacy Services, Inc. - Class A (a)	7,026	211,412
HealthEquity, Inc. (a)	27,705	2,538,055
Hims & Hers Health, Inc. (a) (b)	66,683	2,165,197
LifeStance Health Group, Inc. (a)	54,796	385,764
Nano-X Imaging Ltd. (a) (b)	7,200	20,160
National HealthCare Corp.	4,154	569,472
National Research Corp.	3,977	74,648
NeoGenomics, Inc. (a)	42,037	494,355
Nutex Health, Inc. (a)	1,285	211,537
Oncology Institute, Inc. (a)	23,852	84,913
OPKO Health, Inc. (a) (b)	100,984	127,240
Option Care Health, Inc. (a) (b)	51,880	1,652,897
Owens & Minor, Inc. (a)	25,220	70,616
PACS Group, Inc. (a)	14,772	567,097
Pediatrix Medical Group, Inc. (a)	28,999	620,289
Pennant Group, Inc. (a)	11,790	331,888
Privia Health Group, Inc. (a)	39,196	929,337
Progyny, Inc. (a)	24,353	625,385
RadNet, Inc. (a)	22,451	1,601,879
Select Medical Holdings Corp.	35,024	520,106
Sonida Senior Living, Inc. (a)	2,068	67,437
Strata Critical Medical, Inc. (a)	23,295	112,049
Surgery Partners, Inc. (a)	27,716	428,212
Talkspace, Inc. (a)	36,555	132,695
U.S. Physical Therapy, Inc.	5,410	422,467
Viemed Healthcare, Inc. (a)	11,408	84,761
		30,833,503
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	54,992	2,587,923
CareTrust REIT, Inc. (b)	73,002	2,639,752
Community Healthcare Trust, Inc.	8,914	146,368
Diversified Healthcare Trust	63,732	309,100
Global Medical REIT, Inc.	4,521	152,539
LTC Properties, Inc.	15,062	517,832
National Health Investors, Inc.	15,310	1,169,225
Sabra Health Care REIT, Inc.	75,220	1,424,667
Sila Realty Trust, Inc.	18,233	425,011
Universal Health Realty Income Trust	4,263	167,152
		9,539,569
Health Care Technology — 0.3%
Claritev Corp. (a) (b)	2,919	124,787
Evolent Health, Inc. - Class A (a)	38,664	154,656
Health Catalyst, Inc. (a)	3,002	7,175
HealthStream, Inc.	8,897	205,254
HeartFlow, Inc. (a) (b)	6,506	189,650
OptimizeRx Corp. (a)	5,301	64,990
Phreesia, Inc. (a)	20,093	339,974
Schrodinger, Inc. (a)	19,989	357,403
Security Description	Shares	Value
Health Care Technology—(Continued)
Simulations Plus, Inc. (a)	5,451	$99,372
Teladoc Health, Inc. (a) (b)	58,057	406,399
TruBridge, Inc. (a)	3,689	81,416
Waystar Holding Corp. (a) (b)	36,357	1,190,692
		3,221,768
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	72,861	863,403
Braemar Hotels & Resorts, Inc.	3,772	10,826
Chatham Lodging Trust	15,473	105,371
DiamondRock Hospitality Co.	64,729	579,972
Pebblebrook Hotel Trust (b)	34,960	395,747
RLJ Lodging Trust	43,274	322,391
Ryman Hospitality Properties, Inc. (b)	19,941	1,886,817
Service Properties Trust	27,694	50,957
Summit Hotel Properties, Inc.	27,618	134,500
Sunstone Hotel Investors, Inc.	52,968	473,534
Xenia Hotels & Resorts, Inc.	29,748	420,637
		5,244,155
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. (a)	16,972	193,651
Bally's Corp. (a)	3,462	57,192
Biglari Holdings, Inc. - Class B (a)	274	91,086
BJ's Restaurants, Inc. (a)	6,493	255,824
Black Rock Coffee Bar, Inc. - Class A (a)	5,583	124,222
Bloomin' Brands, Inc.	21,614	133,358
Brightstar Lottery PLC	34,208	529,540
Brinker International, Inc. (a)	14,335	2,057,359
Cheesecake Factory, Inc. (b)	15,704	792,738
Cracker Barrel Old Country Store, Inc. (b)	7,974	202,540
Dave & Buster's Entertainment, Inc. (a) (b)	9,837	159,458
Denny's Corp. (a) (b)	9,538	59,326
Dine Brands Global, Inc. (b)	5,258	168,992
El Pollo Loco Holdings, Inc. (a)	9,465	99,004
First Watch Restaurant Group, Inc. (a)	18,192	274,335
Genius Sports Ltd. (a)	74,583	821,905
Global Business Travel Group I (a) (b)	43,116	329,837
Golden Entertainment, Inc.	7,102	193,103
Hilton Grand Vacations, Inc. (a)	19,824	887,124
Inspired Entertainment, Inc. (a)	8,576	80,271
Jack in the Box, Inc. (b)	6,468	122,569
Krispy Kreme, Inc. (b)	16,798	67,528
Kura Sushi USA, Inc. - Class A (a) (b)	2,410	126,115
Life Time Group Holdings, Inc. (a)	49,253	1,309,145
Lindblad Expeditions Holdings, Inc. (a)	12,510	180,394
Marriott Vacations Worldwide Corp. (b)	9,731	561,381
Monarch Casino & Resort, Inc.	4,205	402,419
Nathan's Famous, Inc.	956	89,453
Navan, Inc. - Class A (a)	12,566	214,627
Papa John's International, Inc.	10,960	421,850
Portillo's, Inc. - Class A (a) (b)	22,931	104,107
Pursuit Attractions & Hospitality, Inc. (a)	7,380	248,558
RCI Hospitality Holdings, Inc.	2,918	69,565
Red Rock Resorts, Inc. - Class A	15,999	991,138
Rush Street Interactive, Inc. (a) (b)	29,671	576,508
See accompanying notes to financial statements.
BHFTII-286

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Sabre Corp. (a)	90,363	$122,894
Serve Robotics, Inc. (a) (b)	20,867	216,600
Shake Shack, Inc. - Class A (a)	13,035	1,058,051
Six Flags Entertainment Corp. (a) (b)	34,692	532,175
Super Group SGHC Ltd.	53,228	636,075
Sweetgreen, Inc. - Class A (a) (b)	28,465	192,423
Target Hospitality Corp. (a)	10,696	85,675
United Parks & Resorts, Inc. (a)	9,762	354,361
Xponential Fitness, Inc. - Class A (a)	8,434	69,412
		16,263,888
Household Durables — 1.6%
Beazer Homes USA, Inc. (a)	8,776	177,890
Cavco Industries, Inc. (a)	2,506	1,480,394
Century Communities, Inc. (b)	8,536	506,612
Champion Homes, Inc. (a)	18,771	1,586,150
Cricut, Inc. - Class A	16,766	82,992
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	174,488
Ethan Allen Interiors, Inc. (b)	7,632	174,315
Green Brick Partners, Inc. (a)	10,523	659,371
Helen of Troy Ltd. (a)	8,216	174,590
Hovnanian Enterprises, Inc. - Class A (a)	1,795	175,084
Installed Building Products, Inc. (b)	7,540	1,955,801
KB Home	20,560	1,159,790
La-Z-Boy, Inc.	13,803	514,438
Legacy Housing Corp. (a)	4,120	80,422
Leggett & Platt, Inc.	40,147	441,617
LGI Homes, Inc. (a)	7,499	322,157
Lovesac Co. (a)	4,604	67,909
M/I Homes, Inc. (a)	8,495	1,086,935
Meritage Homes Corp. (c)	22,660	1,491,028
Sonos, Inc. (a)	41,074	721,259
Taylor Morrison Home Corp. (a)	31,219	1,837,863
Tri Pointe Homes, Inc. (a)	28,588	899,664
		15,770,769
Household Products — 0.2%
Central Garden & Pet Co. (Voting Shares) (a)	3,370	108,345
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	17,236	503,119
Energizer Holdings, Inc. (b)	20,542	408,580
Oil-Dri Corp. of America	3,318	162,383
Spectrum Brands Holdings, Inc. (b)	7,519	444,223
WD-40 Co.	4,438	873,842
		2,500,492
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co. (a)	11,235	213,914
Ormat Technologies, Inc. (b)	19,750	2,181,783
		2,395,697
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A (b)	7,798	279,792
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	17,783	98,518
Innovative Industrial Properties, Inc.	9,201	435,759
Security Description	Shares	Value
Industrial REITs—(Continued)
LXP Industrial Trust	18,881	$936,120
One Liberty Properties, Inc.	6,069	123,140
Plymouth Industrial REIT, Inc.	14,425	315,619
Terreno Realty Corp.	33,052	1,940,483
		3,849,639
Insurance — 1.9%
Abacus Global Management, Inc. (b)	14,245	121,795
American Coastal Insurance Corp. - Class C	8,122	102,581
American Integrity Insurance Group, Inc. (a)	3,088	64,323
AMERISAFE, Inc.	6,840	262,724
Aspen Insurance Holdings Ltd. - Class A (a)	5,538	205,460
Baldwin Insurance Group, Inc. (a) (b)	23,158	556,487
Bowhead Specialty Holdings, Inc. (a)	5,692	162,450
Citizens, Inc. (a)	7,284	35,182
CNO Financial Group, Inc.	31,209	1,325,446
Crawford & Co. - Class A	5,515	62,044
Donegal Group, Inc. - Class A	5,184	103,576
Employers Holdings, Inc.	7,312	315,659
F&G Annuities & Life, Inc.	12,962	399,878
Fidelis Insurance Holdings Ltd.	18,454	361,145
Genworth Financial, Inc. (a)	129,147	1,166,197
Goosehead Insurance, Inc. - Class A (b)	7,950	585,517
Greenlight Capital Re Ltd. - Class A (a)	8,664	126,321
Hamilton Insurance Group Ltd. - Class B (a)	14,779	412,334
HCI Group, Inc.	3,512	673,215
Heritage Insurance Holdings, Inc. (a)	7,545	220,767
Hippo Holdings, Inc. (a)	6,463	194,407
Horace Mann Educators Corp.	13,684	631,927
Investors Title Co.	451	112,588
James River Group Holdings, Inc.	5,392	34,293
Kingstone Cos., Inc.	3,807	64,072
Kingsway Financial Services, Inc. (a)	7,041	94,701
Lemonade, Inc. (a) (b)	19,671	1,400,182
MBIA, Inc. (a)	9,347	66,925
Mercury General Corp.	9,033	849,644
Octave Specialty Group, Inc. (a)	13,677	106,407
Oscar Health, Inc. - Class A (a)	64,524	927,210
Palomar Holdings, Inc. (a)	8,662	1,167,291
ProAssurance Corp. (a)	16,342	394,823
Root, Inc. - Class A (a)	3,876	279,963
Safety Insurance Group, Inc.	4,673	364,073
Selective Insurance Group, Inc.	20,017	1,674,822
Selectquote, Inc. (a)	13,643	19,237
SiriusPoint Ltd. (a)	34,000	744,260
Skyward Specialty Insurance Group, Inc. (a)	11,532	589,400
Slide Insurance Holdings, Inc. (a)	9,796	190,826
Stewart Information Services Corp.	9,084	638,242
Tiptree, Inc.	5,662	103,445
Trupanion, Inc. (a)	12,099	452,140
United Fire Group, Inc.	7,040	255,904
Universal Insurance Holdings, Inc.	9,237	312,211
		18,932,094
Interactive Media & Services — 0.5%
Angi, Inc. (a)	12,152	157,125
See accompanying notes to financial statements.
BHFTII-287

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Bumble, Inc. - Class A (a)	25,334	$90,442
Cargurus, Inc. (a)	27,256	1,045,268
Cars.com, Inc. (a) (b)	17,773	216,831
EverQuote, Inc. - Class A (a)	9,942	268,434
fuboTV, Inc. (a)	117,468	296,019
Getty Images Holdings, Inc. (a) (b)	6,262	8,391
Grindr, Inc. (a)	12,273	166,176
MediaAlpha, Inc. - Class A (a)	13,769	178,309
Nextdoor Holdings, Inc. (a)	50,725	106,523
QuinStreet, Inc. (a)	18,239	262,095
Rumble, Inc. (a) (b)	35,495	224,328
Shutterstock, Inc.	9,001	171,919
TripAdvisor, Inc. (a) (b)	38,654	562,802
TrueCar, Inc. (a)	5,858	13,239
Webtoon Entertainment, Inc. (a) (b)	6,543	85,255
Yelp, Inc. (a)	20,699	629,043
Ziff Davis, Inc. (a)	14,114	496,107
ZipRecruiter, Inc. - Class A (a)	13,588	52,993
		5,031,299
IT Services — 0.6%
Applied Digital Corp. (a) (b)	77,367	1,897,039
ASGN, Inc. (a) (c)	14,343	690,902
Backblaze, Inc. - Class A (a)	19,195	89,449
BigBear.ai Holdings, Inc. (a) (b)	141,741	765,401
Commerce.com, Inc. - Series 1 (a)	11,343	46,733
DigitalOcean Holdings, Inc. (a) (b)	22,670	1,090,880
Fastly, Inc. - Class A (a)	45,508	463,272
Grid Dynamics Holdings, Inc. (a)	21,876	197,540
Hackett Group, Inc.	8,523	167,307
Information Services Group, Inc.	4,037	23,334
TSS, Inc. (a) (b)	6,787	47,984
Tucows, Inc. - Class A (a)	2,284	51,207
Unisys Corp. (a)	6,052	16,704
VTEX - Class A (a)	8,076	30,366
Whitefiber, Inc. (a)	3,963	62,615
		5,640,733
Leisure Products — 0.4%
Acushnet Holdings Corp.	8,918	711,835
JAKKS Pacific, Inc.	2,462	41,559
Johnson Outdoors, Inc. - Class A	1,983	84,178
Latham Group, Inc. (a)	13,676	86,843
Malibu Boats, Inc. - Class A (a)	6,654	187,709
MasterCraft Boat Holdings, Inc. (a)	5,358	101,320
Peloton Interactive, Inc. - Class A (a) (b)	129,173	795,706
Polaris, Inc. (b)	17,646	1,116,109
Smith & Wesson Brands, Inc.	10,198	100,654
Sturm Ruger & Co., Inc.	5,950	194,268
Topgolf Callaway Brands Corp. (a)	39,896	465,586
		3,885,767
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. - Class A (a) (b)	38,134	621,966
Adaptive Biotechnologies Corp. (a)	49,472	803,425
Azenta, Inc. (a) (b)	13,077	434,941
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
BioLife Solutions, Inc. (a)	13,116	$317,145
CryoPort, Inc. (a)	11,317	108,643
Cytek Biosciences, Inc. (a)	30,347	153,252
Fortrea Holdings, Inc. (a)	30,646	528,644
Ginkgo Bioworks Holdings, Inc. (a) (b)	8,859	73,618
Lifecore Biomedical, Inc. (a)	4,168	34,094
Maravai LifeSciences Holdings, Inc. - Class A (a)	24,463	79,505
MaxCyte, Inc. (a)	6,628	10,273
Mesa Laboratories, Inc.	1,730	135,805
Niagen Bioscience, Inc. (a)	17,532	111,504
OmniAb, Inc. (a)	10,724	19,839
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	66,658	124,650
Personalis, Inc. (a)	10,763	85,674
Quanterix Corp. (a)	6,870	43,693
Quantum-Si, Inc. (a)	17,787	19,566
Standard BioTools, Inc. (a) (b)	71,524	91,551
		3,797,788
Machinery — 3.7%
3D Systems Corp. (a)	20,080	35,542
Aebi Schmidt Holding AG	13,460	170,269
Alamo Group, Inc.	3,383	567,904
Albany International Corp. - Class A	9,394	476,276
Alliance Laundry Holdings, Inc. (a)	14,475	294,566
Astec Industries, Inc.	8,230	356,524
Atmus Filtration Technologies, Inc.	27,720	1,438,945
Blue Bird Corp. (a)	10,735	504,545
CECO Environmental Corp. (a) (b)	10,050	601,492
Chart Industries, Inc. (a)	14,686	3,028,694
Columbus McKinnon Corp.	9,670	166,808
Douglas Dynamics, Inc.	7,665	250,262
Energy Recovery, Inc. (a)	13,853	186,877
Enerpac Tool Group Corp.	18,340	701,322
Enpro, Inc.	6,940	1,486,062
ESCO Technologies, Inc.	8,567	1,673,906
Federal Signal Corp.	19,436	2,110,555
Franklin Electric Co., Inc.	12,611	1,204,729
Gorman-Rupp Co.	7,300	348,575
Graham Corp. (a)	3,388	217,611
Greenbrier Cos., Inc. (b)	9,962	465,624
Helios Technologies, Inc. (b)	10,998	588,283
Hillenbrand, Inc.	23,184	735,396
Hillman Solutions Corp. (a)	65,332	565,775
Hyster-Yale, Inc.	3,736	110,997
JBT Marel Corp.	16,959	2,555,213
Kadant, Inc.	3,900	1,111,578
Kennametal, Inc.	24,350	691,783
L.B. Foster Co. - Class A (a)	3,370	90,822
Lindsay Corp.	3,503	412,899
Luxfer Holdings PLC	8,672	117,332
Manitowoc Co., Inc. (a) (b)	11,372	136,350
Mayville Engineering Co., Inc. (a)	5,214	97,606
Microvast Holdings, Inc. (a)	59,157	165,640
Miller Industries, Inc.	4,021	150,265
Mueller Water Products, Inc. - Class A	51,725	1,232,089
See accompanying notes to financial statements.
BHFTII-288

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Park-Ohio Holdings Corp.	2,839	$59,449
Proto Labs, Inc. (a)	8,021	405,782
REV Group, Inc.	16,028	974,663
Richtech Robotics, Inc. - Class B (a) (b)	51,459	166,213
SPX Technologies, Inc. (a)	15,656	3,132,139
Standex International Corp.	3,967	861,950
Tennant Co.	6,159	453,918
Terex Corp.	20,961	1,118,898
Titan International, Inc. (a)	10,509	82,285
Trinity Industries, Inc.	25,891	684,558
Wabash National Corp.	8,715	75,385
Watts Water Technologies, Inc. - Class A	8,913	2,460,166
Worthington Enterprises, Inc.	10,474	540,144
		36,064,666
Marine Transportation — 0.2%
Costamare, Inc.	13,997	221,013
Genco Shipping & Trading Ltd.	8,659	159,585
Himalaya Shipping Ltd. (a)	10,455	95,141
Matson, Inc.	10,217	1,262,310
Pangaea Logistics Solutions Ltd.	3,614	24,864
Safe Bulkers, Inc.	9,069	43,713
		1,806,626
Media — 0.9%
AMC Networks, Inc. - Class A (a)	10,438	99,370
Boston Omaha Corp. - Class A (a)	7,648	94,606
Cable One, Inc.	1,743	196,698
EchoStar Corp. - Class A (a) (b)	44,015	4,784,430
Entravision Communications Corp. - Class A	6,541	19,165
EW Scripps Co. - Class A (a)	21,490	85,745
Gray Media, Inc.	20,206	97,797
Ibotta, Inc. - Class A (a)	5,644	128,288
iHeartMedia, Inc. - Class A (a)	29,269	121,759
John Wiley & Sons, Inc. - Class A	13,282	406,828
Magnite, Inc. (a) (b)	45,291	735,073
National CineMedia, Inc.	10,118	39,359
Newsmax, Inc. (a)	16,068	124,206
Nexxen International Ltd. (a)	12,059	78,866
Optimum Communications, Inc. - Class A (a)	59,420	98,043
PubMatic, Inc. - Class A (a)	14,669	130,114
Scholastic Corp.	8,189	242,640
Sinclair, Inc.	12,794	195,748
Stagwell, Inc. (a)	29,742	145,438
TechTarget, Inc. (a)	10,436	56,354
TEGNA, Inc.	53,249	1,033,563
Thryv Holdings, Inc. (a)	13,096	79,231
USA TODAY Co., Inc. (a)	38,750	199,563
		9,192,884
Metals & Mining — 2.3%
Alpha Metallurgical Resources, Inc. (a)	3,927	784,929
American Battery Technology Co. (a) (b)	38,284	127,869
Caledonia Mining Corp. PLC	5,467	143,071
Century Aluminum Co. (a)	17,253	675,972
Coeur Mining, Inc. (a)	207,976	3,708,212
Security Description	Shares	Value
Metals & Mining—(Continued)
Commercial Metals Co.	36,185	$2,504,726
Compass Minerals International, Inc. (a)	11,696	229,709
Constellium SE (a)	44,734	843,236
Contango ORE, Inc. (a)	3,375	89,134
Critical Metals Corp. (a) (b)	15,524	107,737
Dakota Gold Corp. (a) (b)	21,359	121,319
Ferroglobe PLC (b)	30,173	140,003
Hecla Mining Co. (b)	206,451	3,961,795
Idaho Strategic Resources, Inc. (a)	4,989	201,057
Ivanhoe Electric, Inc. (a) (b)	34,977	558,932
Kaiser Aluminum Corp.	5,295	608,184
Materion Corp.	6,618	822,750
Metallus, Inc. (a)	14,231	244,204
NioCorp Developments Ltd. (a)	35,870	190,111
Novagold Resources, Inc. (a)	98,706	919,940
Olympic Steel, Inc.	3,243	138,752
Perpetua Resources Corp. (a)	27,797	672,965
Ramaco Resources, Inc. - Class A (a)	13,642	245,556
Ryerson Holding Corp. (b)	9,128	229,660
SSR Mining, Inc. (a)	67,593	1,481,638
SunCoke Energy, Inc.	27,950	201,240
Tredegar Corp. (a)	9,205	66,092
U.S. Antimony Corp. (a) (b)	39,503	198,305
U.S. Gold Corp. (a) (b)	4,725	91,712
USA Rare Earth, Inc. (a) (b)	28,997	345,064
Vox Royalty Corp.	20,497	97,156
Warrior Met Coal, Inc. (b)	16,941	1,493,688
Worthington Steel, Inc.	11,781	407,858
		22,652,576
Mortgage Real Estate Investment Trusts — 0.8%
ACRES Commercial Realty Corp. (a)	2,102	44,857
Adamas Trust, Inc.	22,178	161,899
Apollo Commercial Real Estate Finance, Inc.	44,102	426,907
Arbor Realty Trust, Inc. (b)	63,354	491,627
ARES Commercial Real Estate Corp.	9,164	43,804
ARMOUR Residential REIT, Inc. (b)	38,805	686,460
Blackstone Mortgage Trust, Inc. - Class A (b)	51,520	985,578
BrightSpire Capital, Inc.	35,120	196,672
Chicago Atlantic Real Estate Finance, Inc.	5,740	70,372
Chimera Investment Corp.	25,288	314,330
Claros Mortgage Trust, Inc. (a) (b)	31,727	97,085
Dynex Capital, Inc.	47,850	670,379
Ellington Financial, Inc.	31,864	432,713
Franklin BSP Realty Trust, Inc.	27,121	272,024
Invesco Mortgage Capital, Inc. (b)	23,543	197,997
KKR Real Estate Finance Trust, Inc.	18,188	149,505
Ladder Capital Corp.	37,273	409,630
MFA Financial, Inc.	29,481	274,468
Orchid Island Capital, Inc. (b)	50,074	360,533
PennyMac Mortgage Investment Trust	28,493	357,587
Ready Capital Corp. (b)	35,152	76,631
Redwood Trust, Inc. (b)	36,270	200,573
Seven Hills Realty Trust	8,022	71,396
TPG Mortgage Investment Trust, Inc.	4,240	36,125
TPG RE Finance Trust, Inc.	22,146	190,677
See accompanying notes to financial statements.
BHFTII-289

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts—(Continued)
Two Harbors Investment Corp.	34,089	$357,935
		7,577,764
Multi-Utilities — 0.4%
Avista Corp.	27,299	1,052,103
Black Hills Corp.	23,850	1,655,667
Northwestern Energy Group, Inc.	20,395	1,316,293
Unitil Corp.	5,731	277,610
		4,301,673
Office REITs — 0.5%
Brandywine Realty Trust	42,200	123,224
City Office REIT, Inc.	6,512	45,519
COPT Defense Properties	36,101	1,003,608
Douglas Emmett, Inc.	49,494	543,939
Easterly Government Properties, Inc.	13,938	295,346
Empire State Realty Trust, Inc. - Class A (b)	45,769	298,414
Hudson Pacific Properties, Inc. (a) (b)	16,139	174,785
JBG SMITH Properties (b)	21,817	371,107
NET Lease Office Properties	5,003	129,027
Peakstone Realty Trust	12,370	177,510
Piedmont Realty Trust, Inc. - Class A	35,770	298,322
Postal Realty Trust, Inc. - Class A	7,808	126,021
SL Green Realty Corp. (b)	23,163	1,062,487
		4,649,309
Oil, Gas & Consumable Fuels — 2.8%
Ardmore Shipping Corp.	10,132	107,298
BKV Corp. (a)	7,460	202,539
California Resources Corp.	24,397	1,090,790
Calumet, Inc. (a) (b)	22,673	450,513
Centrus Energy Corp. - Class A (a) (b)	5,480	1,330,325
Clean Energy Fuels Corp. (a)	37,223	78,168
CNX Resources Corp. (a)	42,399	1,559,011
Comstock Resources, Inc. (a) (b)	24,559	569,278
Core Natural Resources, Inc.	16,561	1,465,814
Crescent Energy Co. - Class A	73,353	615,432
CVR Energy, Inc. (a)	10,391	264,347
Delek U.S. Holdings, Inc.	19,230	570,362
DHT Holdings, Inc.	44,063	538,009
Diversified Energy Co.	20,180	292,206
Dorian LPG Ltd.	13,115	319,219
Encore Energy Corp. (a)	63,287	156,952
Energy Fuels, Inc. (a) (b)	74,392	1,081,660
Excelerate Energy, Inc. - Class A	8,493	238,229
FLEX LNG Ltd. (a)	11,155	278,317
Gevo, Inc. (a)	55,453	110,906
Golar LNG Ltd.	31,769	1,182,124
Granite Ridge Resources, Inc. (b)	18,785	88,290
Green Plains, Inc. (a)	22,076	216,345
Gulfport Energy Corp. (a)	5,274	1,096,939
Infinity Natural Resources, Inc. - Class A (a)	4,799	70,689
International Seaways, Inc. (b)	13,477	654,308
Kinetik Holdings, Inc.	14,659	528,457
Kosmos Energy Ltd. (a) (b)	157,029	142,488
Lightbridge Corp. (a) (b)	9,132	115,428
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Magnolia Oil & Gas Corp. - Class A (b)	58,849	$1,288,205
Murphy Oil Corp.	43,944	1,373,250
NACCO Industries, Inc. - Class A	1,471	72,138
Navigator Holdings Ltd.	8,398	145,453
New Fortress Energy, Inc. (a) (b)	20,904	23,831
NextDecade Corp. (a) (b)	36,492	192,313
Nordic American Tankers Ltd. (b)	54,281	186,727
Northern Oil & Gas, Inc. (b)	31,231	670,530
Par Pacific Holdings, Inc. (a) (b)	17,200	604,408
PBF Energy, Inc. - Class A	28,436	771,184
Peabody Energy Corp. (b)	40,495	1,202,701
REX American Resources Corp. (a)	9,108	294,371
Riley Exploration Permian, Inc.	4,955	130,812
Sable Offshore Corp. (a) (b)	25,396	229,072
SandRidge Energy, Inc.	9,767	140,938
Scorpio Tankers, Inc.	14,953	760,061
SFL Corp. Ltd.	39,642	309,604
SM Energy Co.	36,165	676,285
Summit Midstream Corp. (a)	3,808	101,597
Talos Energy, Inc. (a)	42,610	469,562
Teekay Corp. Ltd.	12,303	111,096
Teekay Tankers Ltd. - Class A	7,763	414,699
Uranium Energy Corp. (a) (b)	155,181	1,812,514
VAALCO Energy, Inc.	20,859	75,927
Viper Energy, Inc. - Class A	1	39
Vitesse Energy, Inc. (b)	10,875	209,452
W&T Offshore, Inc.	6,333	10,323
World Kinect Corp.	19,210	450,090
		28,141,625
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	93,629
Magnera Corp. (a)	8,369	126,707
Sylvamo Corp.	11,568	556,999
		777,335
Passenger Airlines — 0.5%
Allegiant Travel Co. (a)	4,799	409,211
Frontier Group Holdings, Inc. (a) (b)	19,671	92,650
JetBlue Airways Corp. (a) (b)	85,566	389,325
Joby Aviation, Inc. (a) (b)	158,242	2,088,794
SkyWest, Inc. (a)	13,148	1,320,191
Sun Country Airlines Holdings, Inc. (a)	18,930	272,403
		4,572,574
Personal Care Products — 0.2%
Beauty Health Co. (a)	11,258	15,649
Edgewell Personal Care Co.	13,913	237,217
Herbalife Ltd. (a)	30,464	392,681
Honest Co., Inc. (a)	16,303	42,062
Interparfums, Inc.	5,954	505,078
Nature's Sunshine Products, Inc. (a)	6,239	134,638
Nu Skin Enterprises, Inc. - Class A	12,041	115,834
Olaplex Holdings, Inc. (a) (b)	15,481	20,744
See accompanying notes to financial statements.
BHFTII-290

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Personal Care Products—(Continued)
USANA Health Sciences, Inc. (a)	3,610	$70,864
		1,534,767
Pharmaceuticals — 2.6%
Aardvark Therapeutics, Inc. (a)	4,569	59,968
Aclaris Therapeutics, Inc. (a)	13,773	41,457
Alumis, Inc. (a)	19,069	186,113
Amneal Pharmaceuticals, Inc. (a)	46,080	580,608
Amphastar Pharmaceuticals, Inc. (a)	11,871	317,905
Amylyx Pharmaceuticals, Inc. (a)	29,276	353,654
ANI Pharmaceuticals, Inc. (a) (b)	6,205	489,823
Aquestive Therapeutics, Inc. (a)	34,291	221,520
Arvinas, Inc. (a)	18,191	215,745
Atea Pharmaceuticals, Inc. (a) (b)	12,334	44,032
Avadel Pharmaceuticals PLC (a)	29,825	642,729
Axsome Therapeutics, Inc. (a)	13,375	2,442,810
BioAge Labs, Inc. (a)	8,414	111,317
Collegium Pharmaceutical, Inc. (a)	10,622	491,799
CorMedix, Inc. (a) (b)	24,622	286,354
Crinetics Pharmaceuticals, Inc. (a) (b)	29,372	1,367,267
Edgewise Therapeutics, Inc. (a)	22,579	560,298
Enliven Therapeutics, Inc. (a)	14,692	226,257
Esperion Therapeutics, Inc. (a)	76,490	283,013
Eton Pharmaceuticals, Inc. (a)	9,379	158,599
Evolus, Inc. (a)	17,168	114,167
EyePoint, Inc. (a)	24,644	450,246
Fulcrum Therapeutics, Inc. (a)	12,855	145,390
Harmony Biosciences Holdings, Inc. (a)	14,622	547,155
Harrow, Inc. (a) (b)	11,055	541,695
Indivior PLC (a)	39,504	1,417,403
Innoviva, Inc. (a)	22,731	454,393
LB Pharmaceuticals, Inc. (a)	6,547	145,736
LENZ Therapeutics, Inc. (a)	5,451	87,216
Ligand Pharmaceuticals, Inc. (a)	6,309	1,192,843
Liquidia Corp. (a)	21,765	750,675
Maze Therapeutics, Inc. (a)	7,061	292,537
MBX Biosciences, Inc. (a) (b)	9,444	297,864
MediWound Ltd. (a)	3,483	64,296
Mind Medicine MindMed, Inc. (a)	31,000	415,090
Nuvation Bio, Inc. (a)	83,271	746,108
Ocular Therapeutix, Inc. (a)	60,513	734,628
Omeros Corp. (a) (b)	21,621	371,341
Pacira BioSciences, Inc. (a) (b)	14,581	377,356
Phathom Pharmaceuticals, Inc. (a)	15,814	262,354
Phibro Animal Health Corp. - Class A	6,746	252,031
Prestige Consumer Healthcare, Inc. (a)	16,009	987,595
Rapport Therapeutics, Inc. (a)	9,431	286,137
Scilex Holding Co. (a)	627	7,649
Septerna, Inc. (a)	8,261	230,317
SIGA Technologies, Inc.	13,700	83,707
Supernus Pharmaceuticals, Inc. (a)	18,296	909,311
Tarsus Pharmaceuticals, Inc. (a)	12,660	1,036,601
Terns Pharmaceuticals, Inc. (a)	28,477	1,150,471
Theravance Biopharma, Inc. (a)	12,613	235,989
Third Harmonic Bio, Inc. (a) (d) (e)	10,177	0
Trevi Therapeutics, Inc. (a)	29,636	371,043
Security Description	Shares	Value
Pharmaceuticals—(Continued)
WaVe Life Sciences Ltd. (a)	38,177	$649,009
Xeris Biopharma Holdings, Inc. (a)	50,127	393,497
Zevra Therapeutics, Inc. (a) (b)	18,364	164,541
		25,247,659
Professional Services — 1.7%
Alight, Inc. - Class A	142,830	278,518
Asure Software, Inc. (a)	8,442	79,524
Barrett Business Services, Inc.	9,231	334,255
BlackSky Technology, Inc. (a) (b)	11,134	208,763
CBIZ, Inc. (a) (b)	16,245	819,560
Conduent, Inc. (a)	27,027	51,892
CRA International, Inc.	2,120	425,473
CSG Systems International, Inc.	9,217	706,852
Exponent, Inc.	16,822	1,168,456
Falcon's Beyond Global, Inc. - Class A (a)	5,125	76,926
First Advantage Corp. (a) (b)	28,836	418,987
Franklin Covey Co. (a)	3,849	64,586
Huron Consulting Group, Inc. (a)	5,643	975,731
IBEX Holdings Ltd. (a)	3,785	144,511
ICF International, Inc.	6,190	528,007
Innodata, Inc. (a) (b)	10,301	524,836
Insperity, Inc.	11,759	455,308
Kelly Services, Inc. - Class A	10,203	89,786
Kforce, Inc.	5,889	182,088
Korn Ferry	17,107	1,129,404
Legalzoom.com, Inc. (a)	41,824	415,312
Maximus, Inc.	18,592	1,604,861
Mistras Group, Inc. (a)	4,218	53,358
Planet Labs PBC (a)	77,662	1,531,495
Resolute Holdings Management, Inc. (a) (b)	1,437	296,640
Resources Connection, Inc.	2,143	10,801
Spire Global, Inc. (a)	3,975	29,813
TIC Solutions, Inc. (a) (b)	65,326	660,446
TriNet Group, Inc. (b)	10,058	594,730
Upwork, Inc. (a) (b)	41,778	828,040
Verra Mobility Corp. (a)	52,864	1,184,682
Willdan Group, Inc. (a)	4,552	471,860
		16,345,501
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc. (a)	32,742	463,627
Compass, Inc. - Class A (a)	159,714	1,688,177
Cushman & Wakefield Ltd. (a)	75,258	1,218,427
Douglas Elliman, Inc. (a)	8,041	19,057
eXp World Holdings, Inc. (b)	24,598	222,612
Forestar Group, Inc. (a)	6,691	164,799
FRP Holdings, Inc. (a)	2,497	56,907
Kennedy-Wilson Holdings, Inc.	35,445	342,753
Marcus & Millichap, Inc.	8,432	230,109
Newmark Group, Inc. - Class A	48,160	835,095
Real Brokerage, Inc. (a)	44,482	162,359
RMR Group, Inc. - Class A	4,666	69,523
Seaport Entertainment Group, Inc. (a) (b)	3,029	59,883
St. Joe Co.	12,774	758,392
Stratus Properties, Inc. (a)	2,264	54,744
See accompanying notes to financial statements.
BHFTII-291

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Tejon Ranch Co. (a)	6,848	$107,993
		6,454,457
Residential REITs — 0.4%
Apartment Investment & Management Co. - Class A	43,272	257,036
BRT Apartments Corp.	3,996	58,741
Centerspace	5,894	393,248
Elme Communities	28,672	498,893
Independence Realty Trust, Inc.	77,068	1,347,148
NexPoint Residential Trust, Inc.	8,616	259,341
UMH Properties, Inc.	26,204	416,906
Veris Residential, Inc.	21,776	324,027
		3,555,340
Retail REITs — 1.1%
Acadia Realty Trust	42,521	873,381
Alexander's, Inc. (b)	759	165,417
CBL & Associates Properties, Inc.	6,812	252,044
Curbline Properties Corp.	32,459	753,373
FrontView REIT, Inc.	7,089	104,634
Getty Realty Corp. (b)	17,066	467,096
InvenTrust Properties Corp.	26,020	734,024
Kite Realty Group Trust (b)	70,682	1,694,248
Macerich Co. (b)	80,523	1,486,455
NETSTREIT Corp. (b)	27,425	483,777
Phillips Edison & Co., Inc.	41,437	1,473,914
Saul Centers, Inc.	5,210	164,271
SITE Centers Corp.	16,684	107,111
Tanger, Inc.	37,017	1,235,257
Urban Edge Properties	43,229	829,565
Whitestone REIT	13,758	191,099
		11,015,666
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research, Inc. - Class A (a)	17,102	674,674
Aehr Test Systems (a)	9,978	201,456
Aeluma, Inc. (a)	3,822	65,624
Alpha & Omega Semiconductor Ltd. (a)	8,473	167,850
Ambarella, Inc. (a)	13,449	952,727
Axcelis Technologies, Inc. (a)	10,021	805,087
Blaize Holdings, Inc. (a) (b)	3,570	6,962
CEVA, Inc. (a)	8,407	180,919
Cohu, Inc. (a)	14,277	332,226
Credo Technology Group Holding Ltd. (a)	49,814	7,167,736
Diodes, Inc. (a)	15,451	762,352
FormFactor, Inc. (a) (c)	25,312	1,411,903
Ichor Holdings Ltd. (a)	11,886	219,059
Impinj, Inc. (a) (b)	8,762	1,524,676
indie Semiconductor, Inc. - Class A (a) (b)	65,210	230,191
Kopin Corp. (a)	33,353	78,046
Kulicke & Soffa Industries, Inc.	16,579	755,339
MaxLinear, Inc. (a)	26,211	456,858
Navitas Semiconductor Corp. (a) (b)	52,691	376,214
NVE Corp.	1,605	95,225
PDF Solutions, Inc. (a)	11,198	319,479
Penguin Solutions, Inc. (a) (b)	18,743	366,613
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Photronics, Inc. (a)	18,180	$581,760
Power Integrations, Inc.	19,332	687,059
Rambus, Inc. (a)	35,032	3,219,090
Rigetti Computing, Inc. (a)	105,782	2,343,071
Semtech Corp. (a)	28,164	2,075,405
Silicon Laboratories, Inc. (a)	10,544	1,378,101
SiTime Corp. (a)	7,051	2,490,343
SkyWater Technology, Inc. (a) (b)	10,442	189,627
Synaptics, Inc. (a)	12,689	939,240
Ultra Clean Holdings, Inc. (a)	15,886	402,392
Veeco Instruments, Inc. (a)	19,960	570,457
		32,027,761
Software — 5.4%
8x8, Inc. (a)	22,133	43,602
A10 Networks, Inc. (b)	22,440	396,964
ACI Worldwide, Inc. (a)	33,619	1,607,324
Adeia, Inc.	35,438	611,306
Agilysys, Inc. (a) (b)	8,495	1,009,546
Alarm.com Holdings, Inc. (a)	15,379	784,637
Alkami Technology, Inc. (a) (b)	22,607	521,544
Amplitude, Inc. - Class A (a)	30,453	352,646
Appian Corp. - Class A (a)	13,081	463,329
Arteris, Inc. (a)	9,551	148,041
Asana, Inc. - Class A (a)	30,484	417,936
AvePoint, Inc. (a)	48,087	667,928
Bit Digital, Inc. (a) (b)	106,159	200,641
Bitdeer Technologies Group - Class A (a)	32,837	368,103
Blackbaud, Inc. (a)	12,669	802,201
BlackLine, Inc. (a) (c)	17,249	953,697
Blend Labs, Inc. - Class A (a) (b)	55,844	169,766
Box, Inc. - Class A (a)	45,655	1,365,541
Braze, Inc. - Class A (a)	27,847	954,874
C3.ai, Inc. - Class A (a) (b)	43,771	590,033
Cerence, Inc. (a)	13,894	148,527
Chaince Digital Holdings, Inc. (a)	13,617	67,677
Cipher Mining, Inc. (a) (b)	105,657	1,559,497
Cleanspark, Inc. (a) (b)	94,412	955,449
Clear Secure, Inc. - Class A	27,838	976,557
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	90,794	2,189,951
Commvault Systems, Inc. (a)	14,761	1,850,439
Consensus Cloud Solutions, Inc. (a)	6,453	140,804
Core Scientific, Inc. (a)	96,624	1,406,845
CS Disco, Inc. (a)	8,665	67,240
Daily Journal Corp. (a) (b)	399	194,441
Digital Turbine, Inc. (a)	26,443	132,215
Domo, Inc. - Class B (a) (b)	11,156	94,045
D-Wave Quantum, Inc. (a) (b)	108,844	2,846,271
eGain Corp. (a)	1,520	15,641
EverCommerce, Inc. (a)	5,239	63,444
Five9, Inc. (a)	25,226	505,781
Freshworks, Inc. - Class A (a)	65,645	804,151
Hut 8 Corp. (a) (b)	31,279	1,436,957
I3 Verticals, Inc. - Class A (a) (b)	8,394	211,445
Intapp, Inc. (a)	18,837	863,111
InterDigital, Inc. (b)	8,411	2,677,894
See accompanying notes to financial statements.
BHFTII-292

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Jamf Holding Corp. (a)	24,498	$318,719
Kaltura, Inc. (a)	6,060	9,938
Life360, Inc. (a) (b)	6,744	432,560
LiveRamp Holdings, Inc. (a)	21,447	629,898
MARA Holdings, Inc. (a) (b)	117,191	1,052,375
Mitek Systems, Inc. (a)	14,653	154,589
N-able, Inc. (a)	22,730	170,020
NCR Voyix Corp. (a) (b)	45,339	462,458
NextNav, Inc. (a) (b)	32,050	533,312
ON24, Inc. (a)	13,180	104,913
OneSpan, Inc.	11,885	152,603
Ooma, Inc. (a)	8,425	98,825
Pagaya Technologies Ltd. - Class A (a) (b)	16,142	337,368
PagerDuty, Inc. (a)	29,158	382,261
PAR Technology Corp. (a)	13,092	474,978
Porch Group, Inc. (a)	29,594	270,193
Progress Software Corp. (a)	14,150	607,884
Q2 Holdings, Inc. (a)	20,215	1,458,714
Qualys, Inc. (a)	12,072	1,604,369
Rapid7, Inc. (a)	21,144	321,389
Red Violet, Inc.	4,110	234,065
ReposiTrak, Inc. (b)	3,885	48,057
Rezolve AI PLC (a) (b)	29,331	75,381
Rimini Street, Inc. (a)	4,962	19,253
Riot Platforms, Inc. (a)	111,548	1,413,313
SEMrush Holdings, Inc. - Class A (a)	17,232	204,888
SoundHound AI, Inc. - Class A (a) (b)	124,414	1,240,408
Sprinklr, Inc. - Class A (a)	34,370	267,399
Sprout Social, Inc. - Class A (a)	16,242	183,047
SPS Commerce, Inc. (a)	12,323	1,098,349
Telos Corp. (a)	18,441	94,049
Tenable Holdings, Inc. (a)	41,203	969,507
Terawulf, Inc. (a) (b)	98,752	1,134,660
Varonis Systems, Inc. (a)	37,419	1,227,343
Vertex, Inc. - Class A (a)	23,561	470,513
Via Transportation, Inc. - Class A (a)	3,524	102,231
Viant Technology, Inc. - Class A (a)	5,049	60,790
Weave Communications, Inc. (a)	20,544	155,929
Workiva, Inc. (a)	16,331	1,408,549
Xperi, Inc. (a)	15,888	93,104
Yext, Inc. (a)	28,214	227,405
Zeta Global Holdings Corp. - Class A (a) (b)	61,885	1,259,360
		53,203,007
Specialized REITs — 0.4%
Farmland Partners, Inc.	12,849	124,507
Four Corners Property Trust, Inc. (b)	33,916	782,103
Gladstone Land Corp.	11,340	103,761
Outfront Media, Inc.	47,341	1,140,918
PotlatchDeltic Corp.	25,025	995,494
Safehold, Inc.	17,256	236,235
Smartstop Self Storage REIT, Inc.	11,012	340,711
		3,723,729
Specialty Retail — 2.1%
Abercrombie & Fitch Co. - Class A (a)	15,119	1,903,028
Security Description	Shares	Value
Specialty Retail—(Continued)
Academy Sports & Outdoors, Inc.	21,545	$1,076,388
Advance Auto Parts, Inc. (b)	19,800	778,140
American Eagle Outfitters, Inc.	51,692	1,363,118
America's Car-Mart, Inc. (a)	2,589	65,398
Arhaus, Inc. (a)	17,118	191,893
Arko Corp.	21,290	96,657
Asbury Automotive Group, Inc. (a)	6,263	1,456,335
Bed Bath & Beyond, Inc. (a) (b)	22,934	125,220
Boot Barn Holdings, Inc. (a) (c)	10,180	1,796,465
Buckle, Inc. (b)	10,268	548,516
Build-A-Bear Workshop, Inc. (b)	4,280	262,236
Caleres, Inc.	11,033	134,272
Camping World Holdings, Inc. - Class A	19,975	194,357
Citi Trends, Inc. (a)	1,363	56,646
Designer Brands, Inc. - Class A	5,298	39,364
EVgo, Inc. (a)	28,846	83,942
Genesco, Inc. (a)	3,397	84,144
Group 1 Automotive, Inc.	4,003	1,574,380
Haverty Furniture Cos., Inc.	4,960	115,866
MarineMax, Inc. (a) (b)	5,442	131,860
Monro, Inc. (b)	9,893	198,256
National Vision Holdings, Inc. (a)	25,427	656,525
Outdoor Holding Co. (a)	32,143	54,964
Petco Health & Wellness Co., Inc. (a) (b)	12,575	35,336
RealReal, Inc. (a)	32,897	519,115
Revolve Group, Inc. (a)	13,899	419,611
Sally Beauty Holdings, Inc. (a)	33,630	479,564
Shoe Carnival, Inc.	6,132	103,508
Signet Jewelers Ltd.	13,463	1,115,813
Sleep Number Corp. (a)	1,091	9,230
Sonic Automotive, Inc. - Class A (b)	5,254	325,012
Stitch Fix, Inc. - Class A (a)	27,212	142,863
ThredUp, Inc. - Class A (a)	32,590	208,250
Upbound Group, Inc.	17,251	302,927
Urban Outfitters, Inc. (a)	19,907	1,498,201
Victoria's Secret & Co. (a) (b)	23,017	1,246,831
Warby Parker, Inc. - Class A (a)	31,715	691,070
Winmark Corp.	1,051	425,592
Zumiez, Inc. (a)	4,911	127,931
		20,638,824
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc. - Class A (a)	18,925	364,874
Corsair Gaming, Inc. (a)	16,097	95,616
Diebold Nixdorf, Inc. (a)	8,447	573,467
Eastman Kodak Co. (a)	15,438	130,606
Immersion Corp.	2,317	15,756
IonQ, Inc. (a) (b)	109,907	4,931,527
Quantum Computing, Inc. (a) (b)	65,967	676,821
Turtle Beach Corp. (a)	5,280	74,078
Xerox Holdings Corp. (b)	21,929	51,972
		6,914,717
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (a)	39,531	964,556
Carter's, Inc.	12,860	417,050
See accompanying notes to financial statements.
BHFTII-293

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods—(Continued)
Ermenegildo Zegna NV (b)	22,908	$234,807
Figs, Inc. - Class A (a)	30,924	351,297
G-III Apparel Group Ltd.	11,927	345,406
Kontoor Brands, Inc.	17,846	1,090,212
Movado Group, Inc.	4,696	96,831
Oxford Industries, Inc. (b)	5,343	182,731
Rocky Brands, Inc.	2,393	70,187
Steven Madden Ltd.	23,788	990,532
Wolverine World Wide, Inc.	25,779	467,889
		5,211,498
Tobacco — 0.1%
Turning Point Brands, Inc.	5,507	596,959
Universal Corp.	7,807	411,819
		1,008,778
Trading Companies & Distributors — 1.0%
BlueLinx Holdings, Inc. (a)	2,908	178,638
Boise Cascade Co. (b)	12,529	922,134
Custom Truck One Source, Inc. (a)	12,322	70,975
Distribution Solutions Group, Inc. (a)	3,388	92,797
DNOW, Inc. (a)	60,889	806,779
DXP Enterprises, Inc. (a)	4,505	494,604
GATX Corp.	11,599	1,967,190
Global Industrial Co.	4,971	145,253
Herc Holdings, Inc. (b)	10,615	1,575,054
Hudson Technologies, Inc. (a)	12,792	87,625
Karat Packaging, Inc.	3,249	73,330
McGrath RentCorp	7,879	826,744
NPK International, Inc. (a)	26,722	318,526
Rush Enterprises, Inc. - Class A	20,226	1,090,991
Rush Enterprises, Inc. - Class B	3,214	180,820
Titan Machinery, Inc. (a)	6,828	102,693
Transcat, Inc. (a)	3,255	184,656
Willis Lease Finance Corp. (b)	972	131,842
Xometry, Inc. - Class A (a) (b)	14,455	859,639
		10,110,290
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a) (b)	8,295	74,406
Water Utilities — 0.3%
American States Water Co.	12,562	910,494
Cadiz, Inc. (a) (b)	9,187	51,539
California Water Service Group	19,331	837,612
Consolidated Water Co. Ltd.	5,040	177,862
H2O America	10,789	528,553
Middlesex Water Co.	6,337	319,511
Pure Cycle Corp. (a)	6,837	75,139
York Water Co.	5,110	162,702
		3,063,412
Wireless Telecommunication Services — 0.2%
Gogo, Inc. (a)	25,524	118,942
Spok Holdings, Inc.	6,673	88,017
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services—(Continued)
Telephone & Data Systems, Inc.	32,871	$1,347,711
		1,554,670
Total Common Stocks (Cost $651,903,768)		942,748,095

Investment Companies—2.3%
Exchange-Traded Funds — 2.3%
iShares Russell 2000 ETF (b)	91,600	22,548,256
Total Investment Companies (Cost $21,010,198)		22,548,256

Rights—0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc., Expires 06/30/31 (a)	23,693	15,400
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	5,395
Chinook Therapeutics, Inc. (a) (d) (e)	19,453	0
Icosavax, Inc. (a) (d) (e)	9,579	2,970
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	37,094
Total Rights (Cost $24,872)		60,859

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	157

Short-Term Investments—2.1%
U.S. Treasury—2.1%
U.S. Treasury Bills
3.265%, 01/02/26 (f)	575,000	575,000
3.538%, 01/15/26 (f)	2,900,000	2,896,294
3.627%, 01/15/26 (f)	17,125,000	17,103,113
Total Short-Term Investments (Cost $20,571,800)		20,574,407

Securities Lending Reinvestments (g)—8.4%
Short-Term Investment Funds—2.0%
Allspring Government Money Market Fund, Select Class 3.710% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (h)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (h)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (h)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-294

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (g)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (h)	3,000,000	$3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (h)	4,000,000	4,000,000
		20,000,000

Certificates of Deposit—0.5%
Commonwealth Bank of Australia
4.090%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,343
Mizuho Bank Ltd.
3.990%, SOFR + 0.220%, 04/10/26 (i)	1,000,000	999,883
4.010%, SOFR + 0.240%, 01/13/26 (i)	1,500,000	1,500,006
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (i)	1,000,000	1,000,191
		4,500,423
Repurchase Agreements—5.3%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $7,001,466; collateralized by various Common Stock with an aggregate market value of $7,795,730	7,000,000	7,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $4,000,856; collateralized by various Common Stock with an aggregate market value of $4,454,703	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,759,813; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,815,009	2,759,226	2,759,226
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $6,128,718; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $6,240,751	6,000,000	6,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $9,001,955; collateralized by various Common Stock with an aggregate market value of $10,001,103	9,000,000	9,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $6,001,287; collateralized by various Common Stock with an aggregate market value of $6,689,263	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $4,000,858; collateralized by various Common Stock with an aggregate market value of $4,444,928	4,000,000	4,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $7,005,281; collateralized by various Common Stock with an aggregate market value of $7,785,299	7,000,000	7,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/25 at 3.910%, due on 02/04/26 with a maturity value of $4,015,206; collateralized by various Common Stock with an aggregate market value of $4,444,927	4,000,000	$4,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $102,000	100,000	100,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $2,000,416; collateralized by various Common Stock with an aggregate market value of $2,200,457	2,000,000	2,000,000
		51,859,226
Time Deposits—0.6%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	2,000,000	2,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 01/07/26 (i)	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $82,359,226)		82,359,649
Total Investments—108.3% (Cost $775,869,864)		1,068,291,423
Other assets and liabilities (net)—(8.3)%		(81,531,545)
Net Assets—100.0%		$986,759,878

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $166,002,110 and the collateral received consisted of cash in the amount of $82,359,225 and non-cash collateral with a value of $89,026,070. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $4,750,317.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(h)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the

See accompanying notes to financial statements.
BHFTII-295

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025

description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$273,581,261	$0	$376,774,115
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(82,350,725)	$—	$—	$—	$(82,350,725)
Rights	(8,500)	—	—	—	(8,500)
Total Borrowings	$(82,359,225)	$—	$—	$—	$(82,359,225)
Gross amount of recognized liabilities for securities lending transactions					$(82,359,225)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	03/20/26	161	USD	20,108,900	$(690,980)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$690,980

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$722,688

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$877,940
See accompanying notes to financial statements.
BHFTII-296

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$20,037,999

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,945,619	$—	$—	$17,945,619
Air Freight & Logistics	1,053,797	—	—	1,053,797
Automobile Components	10,049,871	—	—	10,049,871
Automobiles	432,335	—	—	432,335
Banks	94,073,183	—	—	94,073,183
Beverages	1,211,459	—	—	1,211,459
Biotechnology	87,580,084	—	—	87,580,084
Broadline Retail	975,594	—	—	975,594
Building Products	13,986,313	—	—	13,986,313
Capital Markets	17,031,351	—	—	17,031,351
Chemicals	14,091,098	—	—	14,091,098
Commercial Services & Supplies	13,533,169	—	—	13,533,169
Communications Equipment	8,564,087	—	—	8,564,087
Construction & Engineering	22,631,156	—	—	22,631,156
Construction Materials	1,871,689	—	—	1,871,689
Consumer Finance	10,056,412	—	—	10,056,412
Consumer Staples Distribution & Retail	4,222,611	—	—	4,222,611
Containers & Packaging	2,263,849	—	—	2,263,849
Distributors	641,272	—	—	641,272
Diversified Consumer Services	10,567,131	—	—	10,567,131
Diversified REITs	5,044,777	—	—	5,044,777
Diversified Telecommunication Services	5,194,117	—	—	5,194,117
Electric Utilities	8,982,694	—	—	8,982,694
Electrical Equipment	22,749,909	—	—	22,749,909
Electronic Equipment, Instruments & Components	32,598,966	—	—	32,598,966
Energy Equipment & Services	16,867,484	—	—	16,867,484
Entertainment	4,833,201	—	—	4,833,201
Financial Services	20,468,845	—	—	20,468,845
Food Products	6,764,572	—	—	6,764,572
Gas Utilities	9,664,838	—	—	9,664,838
Ground Transportation	2,707,916	—	—	2,707,916
Health Care Equipment & Supplies	25,480,229	—	—	25,480,229
Health Care Providers & Services	30,833,503	—	—	30,833,503
Health Care REITs	9,539,569	—	—	9,539,569
Health Care Technology	3,221,768	—	—	3,221,768
Hotel & Resort REITs	5,244,155	—	—	5,244,155
Hotels, Restaurants & Leisure	16,263,888	—	—	16,263,888
Household Durables	15,770,769	—	—	15,770,769
Household Products	2,500,492	—	—	2,500,492
Independent Power and Renewable Electricity Producers	2,395,697	—	—	2,395,697
Industrial Conglomerates	279,792	—	—	279,792
Industrial REITs	3,849,639	—	—	3,849,639
Insurance	18,932,094	—	—	18,932,094
Interactive Media & Services	5,031,299	—	—	5,031,299
IT Services	5,640,733	—	—	5,640,733
Leisure Products	3,885,767	—	—	3,885,767
Life Sciences Tools & Services	3,797,788	—	0	3,797,788
Machinery	36,064,666	—	—	36,064,666
Marine Transportation	1,806,626	—	—	1,806,626
Media	9,192,884	—	—	9,192,884
See accompanying notes to financial statements.
BHFTII-297

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$22,652,576	$—	$—	$22,652,576
Mortgage Real Estate Investment Trusts	7,577,764	—	—	7,577,764
Multi-Utilities	4,301,673	—	—	4,301,673
Office REITs	4,649,309	—	—	4,649,309
Oil, Gas & Consumable Fuels	28,141,625	—	—	28,141,625
Paper & Forest Products	777,335	—	—	777,335
Passenger Airlines	4,572,574	—	—	4,572,574
Personal Care Products	1,534,767	—	—	1,534,767
Pharmaceuticals	25,247,659	—	0	25,247,659
Professional Services	16,345,501	—	—	16,345,501
Real Estate Management & Development	6,454,457	—	—	6,454,457
Residential REITs	3,555,340	—	—	3,555,340
Retail REITs	11,015,666	—	—	11,015,666
Semiconductors & Semiconductor Equipment	32,027,761	—	—	32,027,761
Software	53,203,007	—	—	53,203,007
Specialized REITs	3,723,729	—	—	3,723,729
Specialty Retail	20,638,824	—	—	20,638,824
Technology Hardware, Storage & Peripherals	6,914,717	—	—	6,914,717
Textiles, Apparel & Luxury Goods	5,211,498	—	—	5,211,498
Tobacco	1,008,778	—	—	1,008,778
Trading Companies & Distributors	10,110,290	—	—	10,110,290
Transportation Infrastructure	74,406	—	—	74,406
Water Utilities	3,063,412	—	—	3,063,412
Wireless Telecommunication Services	1,554,670	—	—	1,554,670
Total Common Stocks	942,748,095	—	0	942,748,095
Total Investment Companies*	22,548,256	—	—	22,548,256
Total Rights*	—	15,400	45,459	60,859
Total Warrants*	157	—	—	157
Total Short-Term Investments*	—	20,574,407	—	20,574,407
Securities Lending Reinvestments
Short-Term Investment Funds	20,000,000	—	—	20,000,000
Certificates of Deposit	—	4,500,423	—	4,500,423
Repurchase Agreements	—	51,859,226	—	51,859,226
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	20,000,000	62,359,649	—	82,359,649
Total Investments	$985,296,508	$82,949,456	$45,459	$1,068,291,423
Collateral for Securities Loaned (Liability)	$—	$(82,359,225)	$—	$(82,359,225)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(690,980)	$—	$—	$(690,980)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
During the period ended December 31, 2025, transfers into Level 3 in the amount of $93,625 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
See accompanying notes to financial statements.
BHFTII-298

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,068,291,423
Cash denominated in foreign currencies (c)	146
Receivable for:
Investments sold	1,506,609
Fund shares sold	230,658
Dividends	899,204
Prepaid expenses	3,377
Total Assets	1,070,931,417
Liabilities
Due to custodian	185,638
Collateral for securities loaned	82,359,225
Payable for:
Fund shares redeemed	615,822
Variation margin on futures contracts	158,539
Accrued Expenses:
Management fees	212,051
Distribution and service fees	86,409
Deferred trustees’ fees	240,736
Other expenses	313,119
Total Liabilities	84,171,539
Net Assets	$986,759,878
Net Assets Consist of:
Paid in surplus	$641,985,947
Distributable earnings (Accumulated losses)	344,773,931
Net Assets	$986,759,878
Net Assets
Class A	$619,873,141
Class B	164,213,921
Class E	15,920,105
Class G	186,752,711
Capital Shares Outstanding*
Class A	31,877,346
Class B	8,846,418
Class E	827,767
Class G	10,162,301
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.45
Class B	18.56
Class E	19.23
Class G	18.38

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $775,869,864.
(b)	Includes securities loaned at value of $166,002,110.
(c)	Identified cost of cash denominated in foreign currencies was $142.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$11,662,457
Interest	845,300
Securities lending income	822,411
Total investment income	13,330,168
Expenses
Management fees	2,403,338
Administration fees	60,395
Custodian and accounting fees	57,102
Distribution and service fees—Class B	407,755
Distribution and service fees—Class E	23,392
Distribution and service fees—Class G	542,161
Audit and tax services	54,217
Legal	48,519
Trustees’ fees and expenses	62,093
Shareholder reporting	114,005
Insurance	7,649
Miscellaneous	106,048
Total expenses	3,886,674
Less management fee waiver	(23,252)
Net expenses	3,863,422
Net Investment Income	9,466,746
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	59,773,193
Futures contracts	722,688
Net realized gain (loss)	60,495,881
Net change in unrealized appreciation (depreciation) on:
Investments	47,296,306
Futures contracts	877,940
Foreign currency transactions	11
Net change in unrealized appreciation (depreciation)	48,174,257
Net realized and unrealized gain (loss)	108,670,138
Net Increase (Decrease) in Net Assets From Operations	$118,136,884

(a)	Net of foreign withholding taxes of $23,835.
See accompanying notes to financial statements.
BHFTII-299

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,466,746	$10,661,101
Net realized gain (loss)	60,495,881	46,941,684
Net change in unrealized appreciation (depreciation)	48,174,257	24,454,714
Increase (decrease) in net assets from operations	118,136,884	82,057,499
From Distributions to Shareholders
Class A	(38,595,801)	(23,174,262)
Class B	(10,538,596)	(8,481,415)
Class E	(982,620)	(784,903)
Class G	(11,862,107)	(8,760,417)
Total distributions	(61,979,124)	(41,200,997)
Increase (decrease) in net assets from capital share transactions	(57,817,851)	74,022,322
Total increase (decrease) in net assets	(1,660,091)	114,878,824
Net Assets
Beginning of period	988,419,969	873,541,145
End of period	$986,759,878	$988,419,969

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,423,519	$25,035,406	8,659,952	$169,009,892
Reinvestments	2,308,361	38,595,801	1,369,637	23,174,262
Redemptions	(5,446,810)	(99,320,743)	(4,180,336)	(74,983,931)
Net increase (decrease)	(1,714,930)	$(35,689,536)	5,849,253	$117,200,223
Class B
Sales	463,803	$7,604,259	418,079	$7,137,968
Reinvestments	659,487	10,538,596	522,899	8,481,415
Redemptions	(1,935,549)	(33,856,842)	(2,338,812)	(40,272,701)
Net increase (decrease)	(812,259)	$(15,713,987)	(1,397,834)	$(24,653,318)
Class E
Sales	42,761	$714,610	71,444	$1,266,558
Reinvestments	59,373	982,620	46,832	784,903
Redemptions	(159,806)	(2,860,398)	(281,552)	(4,980,830)
Net increase (decrease)	(57,672)	$(1,163,168)	(163,276)	$(2,929,369)
Class G
Sales	1,082,473	$17,954,177	456,679	$7,800,983
Reinvestments	749,817	11,862,107	544,802	8,760,417
Redemptions	(2,016,395)	(35,067,444)	(1,871,277)	(32,156,614)
Net increase (decrease)	(184,105)	$(5,251,160)	(869,796)	$(15,595,214)
Increase (decrease) derived from capital shares transactions		$(57,817,851)		$74,022,322
See accompanying notes to financial statements.
BHFTII-300

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.47	$17.45	$15.40	$24.24	$22.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.24	0.24	0.23	0.20
Net realized and unrealized gain (loss)	1.95	1.65	2.30	(5.23)	3.09
Total income (loss) from investment operations	2.15	1.89	2.54	(5.00)	3.29
Less Distributions
Distributions from net investment income	(0.21)	(0.26)	(0.21)	(0.22)	(0.25)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.17)	(0.87)	(0.49)	(3.84)	(1.52)
Net Asset Value, End of Period	$19.45	$18.47	$17.45	$15.40	$24.24
Total Return (%) (b)	12.66	11.29	16.80	(20.23)	14.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30	0.31	0.31	0.30	0.30
Net ratio of expenses to average net assets (%) (c)	0.30	0.31	0.31	0.30	0.30
Ratio of net investment income (loss) to average net assets (%)	1.09	1.33	1.51	1.25	0.80
Portfolio turnover rate (%)	29	33	17	22	36
Net assets, end of period (in millions)	$619.9	$620.3	$484.2	$444.6	$592.8

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.68	$16.74	$14.79	$23.45	$21.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.18	0.19	0.17	0.13
Net realized and unrealized gain (loss)	1.87	1.59	2.21	(5.05)	3.00
Total income (loss) from investment operations	2.01	1.77	2.40	(4.88)	3.13
Less Distributions
Distributions from net investment income	(0.17)	(0.22)	(0.17)	(0.16)	(0.20)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.13)	(0.83)	(0.45)	(3.78)	(1.47)
Net Asset Value, End of Period	$18.56	$17.68	$16.74	$14.79	$23.45
Total Return (%) (b)	12.33	11.00	16.51	(20.44)	14.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	0.56	0.56	0.55	0.55
Net ratio of expenses to average net assets (%) (c)	0.55	0.56	0.56	0.55	0.55
Ratio of net investment income (loss) to average net assets (%)	0.83	1.07	1.26	1.00	0.54
Portfolio turnover rate (%)	29	33	17	22	36
Net assets, end of period (in millions)	$164.2	$170.7	$185.1	$172.1	$234.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-301

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.27	$17.28	$15.25	$24.03	$22.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.21	0.21	0.20	0.16
Net realized and unrealized gain (loss)	1.93	1.63	2.29	(5.18)	3.06
Total income (loss) from investment operations	2.10	1.84	2.50	(4.98)	3.22
Less Distributions
Distributions from net investment income	(0.18)	(0.24)	(0.19)	(0.18)	(0.22)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.14)	(0.85)	(0.47)	(3.80)	(1.49)
Net Asset Value, End of Period	$19.23	$18.27	$17.28	$15.25	$24.03
Total Return (%) (b)	12.49	11.03	16.65	(20.33)	14.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45	0.46	0.46	0.45	0.45
Net ratio of expenses to average net assets (%) (c)	0.45	0.46	0.46	0.45	0.45
Ratio of net investment income (loss) to average net assets (%)	0.93	1.17	1.35	1.10	0.65
Portfolio turnover rate (%)	29	33	17	22	36
Net assets, end of period (in millions)	$15.9	$16.2	$18.1	$18.0	$24.9

	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.51	$16.60	$14.67	$23.30	$21.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.17	0.18	0.16	0.12
Net realized and unrealized gain (loss)	1.86	1.57	2.20	(5.02)	2.99
Total income (loss) from investment operations	1.99	1.74	2.38	(4.86)	3.11
Less Distributions
Distributions from net investment income	(0.16)	(0.22)	(0.17)	(0.15)	(0.20)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.12)	(0.83)	(0.45)	(3.77)	(1.47)
Net Asset Value, End of Period	$18.38	$17.51	$16.60	$14.67	$23.30
Total Return (%) (b)	12.37	10.87	16.47	(20.46)	14.19
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	0.61	0.61	0.60	0.60
Net ratio of expenses to average net assets (%) (c)	0.60	0.61	0.61	0.60	0.60
Ratio of net investment income (loss) to average net assets (%)	0.79	1.02	1.21	0.96	0.50
Portfolio turnover rate (%)	29	33	17	22	36
Net assets, end of period (in millions)	$186.8	$181.2	$186.2	$161.9	$206.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-302

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a) (b)	12,297	$6,983,835
Boeing Co. (b)	122,022	26,493,417
General Dynamics Corp.	39,508	13,300,763
General Electric Co.	164,371	50,631,199
Howmet Aerospace, Inc.	62,653	12,845,118
Huntington Ingalls Industries, Inc. (a)	6,115	2,079,528
L3Harris Technologies, Inc.	29,148	8,556,978
Lockheed Martin Corp.	31,732	15,347,817
Northrop Grumman Corp. (a)	20,906	11,920,810
RTX Corp.	208,931	38,317,945
Textron, Inc.	27,460	2,393,688
TransDigm Group, Inc.	8,777	11,672,094
		200,543,192
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. (a)	18,409	2,959,431
Expeditors International of Washington, Inc. (a)	20,884	3,111,925
FedEx Corp.	33,827	9,771,267
United Parcel Service, Inc. - Class B	115,156	11,422,324
		27,264,947
Automobile Components — 0.0%
Aptiv PLC (b)	33,671	2,562,026
Automobiles — 2.3%
Ford Motor Co.	609,860	8,001,363
General Motors Co.	145,366	11,821,163
Tesla, Inc. (b)	437,871	196,919,346
		216,741,872
Banks — 3.6%
Bank of America Corp.	1,046,906	57,579,830
Citigroup, Inc.	278,825	32,536,089
Citizens Financial Group, Inc.	66,926	3,909,148
Fifth Third Bancorp (a)	103,004	4,821,617
Huntington Bancshares, Inc. (a)	244,990	4,250,576
JPMorgan Chase & Co.	424,208	136,688,302
KeyCorp	144,762	2,987,888
M&T Bank Corp. (a)	23,949	4,825,245
PNC Financial Services Group, Inc.	61,109	12,755,282
Regions Financial Corp. (a)	136,642	3,702,998
Truist Financial Corp. (a)	199,343	9,809,669
U.S. Bancorp (a)	242,226	12,925,179
Wells Fargo & Co.	489,160	45,589,712
		332,381,535
Beverages — 1.0%
Brown-Forman Corp. - Class B (a)	27,440	715,086
Coca-Cola Co. (a)	603,284	42,175,584
Constellation Brands, Inc. - Class A (a)	21,967	3,030,567
Keurig Dr. Pepper, Inc.	211,706	5,929,885
Molson Coors Beverage Co. - Class B (a)	26,382	1,231,512
Monster Beverage Corp. (b)	111,141	8,521,181
PepsiCo, Inc.	213,071	30,579,950
		92,183,765
Security Description	Shares	Value
Biotechnology — 1.6%
AbbVie, Inc.	275,410	$62,928,431
Amgen, Inc.	83,911	27,464,910
Biogen, Inc. (b)	22,860	4,023,131
Gilead Sciences, Inc.	193,334	23,729,815
Incyte Corp. (b)	25,697	2,538,093
Moderna, Inc. (a) (b)	54,182	1,597,827
Regeneron Pharmaceuticals, Inc.	15,705	12,122,218
Vertex Pharmaceuticals, Inc. (b)	39,537	17,924,494
		152,328,919
Broadline Retail — 3.9%
Amazon.com, Inc. (b)	1,515,921	349,904,885
eBay, Inc.	70,434	6,134,802
		356,039,687
Building Products — 0.4%
A.O. Smith Corp. (a)	17,666	1,181,502
Allegion PLC	13,406	2,134,503
Builders FirstSource, Inc. (b)	17,231	1,772,898
Carrier Global Corp.	123,366	6,518,659
Johnson Controls International PLC	95,232	11,404,032
Lennox International, Inc. (a)	4,974	2,415,275
Masco Corp. (a)	32,365	2,053,883
Trane Technologies PLC	34,553	13,448,028
		40,928,780
Capital Markets — 3.4%
Ameriprise Financial, Inc.	14,478	7,099,142
ARES Management Corp. - Class A	32,102	5,188,646
Bank of New York Mellon Corp.	108,667	12,615,152
Blackrock, Inc.	22,485	24,066,595
Blackstone, Inc.	115,072	17,737,198
Cboe Global Markets, Inc.	16,307	4,093,057
Charles Schwab Corp.	260,284	26,004,974
CME Group, Inc.	56,191	15,344,638
Coinbase Global, Inc. - Class A (b)	35,554	8,040,181
FactSet Research Systems, Inc. (a)	5,837	1,693,839
Franklin Resources, Inc. (a)	47,897	1,144,259
Goldman Sachs Group, Inc.	46,738	41,082,702
Interactive Brokers Group, Inc. - Class A	69,400	4,463,114
Intercontinental Exchange, Inc.	88,850	14,390,146
Invesco Ltd.	69,358	1,822,035
KKR & Co., Inc.	106,952	13,634,241
Moody's Corp.	23,908	12,213,402
Morgan Stanley	188,222	33,415,052
MSCI, Inc.	11,709	6,717,805
Nasdaq, Inc.	70,292	6,827,462
Northern Trust Corp.	29,469	4,025,171
Raymond James Financial, Inc. (a)	27,474	4,412,050
Robinhood Markets, Inc. - Class A (b)	122,537	13,858,935
S&P Global, Inc.	48,307	25,244,755
State Street Corp.	43,524	5,615,031
T. Rowe Price Group, Inc. (a)	34,007	3,481,637
		314,231,219
See accompanying notes to financial statements.
BHFTII-303

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 0.9%
Air Products & Chemicals, Inc.	34,680	$8,566,653
Albemarle Corp. (a)	18,340	2,594,010
CF Industries Holdings, Inc. (a)	24,305	1,879,749
Corteva, Inc.	105,298	7,058,125
Dow, Inc. (a)	110,758	2,589,522
DuPont de Nemours, Inc.	65,288	2,624,578
Ecolab, Inc.	39,723	10,428,082
International Flavors & Fragrances, Inc. (a)	39,907	2,689,333
Linde PLC	72,764	31,025,842
LyondellBasell Industries NV - Class A (a)	40,125	1,737,412
Mosaic Co.	49,461	1,191,515
PPG Industries, Inc.	34,968	3,582,821
Sherwin-Williams Co.	35,925	11,640,778
		87,608,420
Commercial Services & Supplies — 0.5%
Cintas Corp.	53,229	10,010,778
Copart, Inc. (b)	138,751	5,432,101
Republic Services, Inc.	31,355	6,645,065
Rollins, Inc.	45,736	2,745,075
Veralto Corp.	38,691	3,860,588
Waste Management, Inc.	57,756	12,689,571
		41,383,178
Communications Equipment — 0.9%
Arista Networks, Inc. (b)	160,911	21,084,168
Cisco Systems, Inc.	614,079	47,302,506
F5, Inc. (b)	8,989	2,294,532
Motorola Solutions, Inc.	25,954	9,948,687
		80,629,893
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	5,484	5,118,163
EMCOR Group, Inc.	6,976	4,267,847
Quanta Services, Inc. (a)	23,237	9,807,408
		19,193,418
Construction Materials — 0.3%
CRH PLC	104,447	13,034,985
Martin Marietta Materials, Inc.	9,398	5,851,759
Vulcan Materials Co.	20,590	5,872,680
		24,759,424
Consumer Finance — 0.6%
American Express Co.	83,728	30,975,173
Capital One Financial Corp. (a)	99,066	24,009,636
Synchrony Financial	56,125	4,682,509
		59,667,318
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	69,061	59,554,063
Dollar General Corp.	34,298	4,553,745
Dollar Tree, Inc. (a) (b)	29,559	3,636,053
Kroger Co. (a)	95,003	5,935,787
Sysco Corp.	74,620	5,498,748
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Target Corp.	70,808	$6,921,482
Walmart, Inc.	683,321	76,128,793
		162,228,671
Containers & Packaging — 0.2%
Amcor PLC (a)	359,709	2,999,973
Avery Dennison Corp.	12,044	2,190,563
Ball Corp.	41,760	2,212,027
International Paper Co. (a)	82,283	3,241,127
Packaging Corp. of America	13,926	2,871,959
Smurfit WestRock PLC	81,371	3,146,617
		16,662,266
Distributors — 0.0%
Genuine Parts Co. (a)	21,677	2,665,404
Pool Corp. (a)	5,108	1,168,455
		3,833,859
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,104,742	27,441,791
Verizon Communications, Inc. (a)	657,041	26,761,280
		54,203,071
Electric Utilities — 1.5%
Alliant Energy Corp. (a)	40,056	2,604,041
American Electric Power Co., Inc.	83,410	9,618,007
Constellation Energy Corp.	48,664	17,191,531
Duke Energy Corp.	121,182	14,203,742
Edison International (a)	59,961	3,598,859
Entergy Corp. (a)	69,592	6,432,389
Evergy, Inc.	35,874	2,600,506
Eversource Energy	58,465	3,936,448
Exelon Corp. (a)	157,432	6,862,461
FirstEnergy Corp. (a)	81,015	3,627,041
NextEra Energy, Inc.	324,531	26,053,349
NRG Energy, Inc. (a)	29,862	4,755,225
PG&E Corp.	342,498	5,503,943
Pinnacle West Capital Corp. (a)	18,651	1,654,344
PPL Corp.	115,272	4,036,825
Southern Co.	171,584	14,962,125
Xcel Energy, Inc.	92,179	6,808,341
		134,449,177
Electrical Equipment — 0.8%
AMETEK, Inc. (a)	35,872	7,364,880
Eaton Corp. PLC	60,524	19,277,499
Emerson Electric Co.	87,544	11,618,840
GE Vernova, Inc.	42,280	27,632,940
Generac Holdings, Inc. (b)	9,144	1,246,967
Hubbell, Inc. (a)	8,282	3,678,119
Rockwell Automation, Inc.	17,496	6,807,169
		77,626,414
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	190,743	25,777,009
See accompanying notes to financial statements.
BHFTII-304

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
CDW Corp.	20,288	$2,763,226
Corning, Inc.	121,577	10,645,282
Jabil, Inc.	16,648	3,796,077
Keysight Technologies, Inc. (b)	26,780	5,441,428
TE Connectivity PLC	45,843	10,429,741
Teledyne Technologies, Inc. (a) (b)	7,317	3,737,012
Trimble, Inc. (a) (b)	37,075	2,904,826
Zebra Technologies Corp. - Class A (b)	7,894	1,916,821
		67,411,422
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	153,768	7,002,595
Halliburton Co.	131,150	3,706,299
SLB Ltd.	232,796	8,934,710
		19,643,604
Entertainment — 1.3%
Electronic Arts, Inc.	34,978	7,147,055
Live Nation Entertainment, Inc. (a) (b)	24,605	3,506,212
Netflix, Inc. (b)	660,298	61,909,540
Take-Two Interactive Software, Inc. (b)	27,066	6,929,708
TKO Group Holdings, Inc. (a)	10,330	2,158,970
Walt Disney Co.	278,200	31,650,814
Warner Bros Discovery, Inc. (b)	386,140	11,128,555
		124,430,854
Financial Services — 3.8%
Apollo Global Management, Inc. (a)	72,357	10,474,399
Berkshire Hathaway, Inc. - Class B (b)	285,750	143,632,238
Block, Inc. (a) (b)	85,342	5,554,911
Corpay, Inc. (b)	10,901	3,280,438
Fidelity National Information Services, Inc.	80,696	5,363,056
Fiserv, Inc. (b)	83,813	5,629,719
Global Payments, Inc.	36,891	2,855,364
Jack Henry & Associates, Inc.	11,278	2,058,010
Mastercard, Inc. - Class A	127,773	72,943,050
PayPal Holdings, Inc.	145,801	8,511,862
Visa, Inc. - Class A (a)	262,982	92,230,417
		352,533,464
Food Products — 0.4%
Archer-Daniels-Midland Co. (a)	74,886	4,305,196
Bunge Global SA (a)	21,091	1,878,786
Campbell's Co. (a)	30,617	853,296
Conagra Brands, Inc. (a)	74,541	1,290,305
General Mills, Inc. (a)	83,121	3,865,127
Hershey Co. (a)	23,089	4,201,736
Hormel Foods Corp. (a)	45,424	1,076,549
J.M. Smucker Co.	16,624	1,625,993
Kraft Heinz Co. (a)	132,802	3,220,449
Lamb Weston Holdings, Inc.	21,715	909,641
McCormick & Co., Inc.	39,462	2,687,757
Mondelez International, Inc. - Class A (a)	201,075	10,823,867
Tyson Foods, Inc. - Class A	44,106	2,585,494
		39,324,196
Security Description	Shares	Value
Gas Utilities — 0.0%
Atmos Energy Corp. (a)	25,014	$4,193,097
Ground Transportation — 0.8%
CSX Corp.	290,175	10,518,844
JB Hunt Transport Services, Inc. (a)	11,722	2,278,053
Norfolk Southern Corp.	34,966	10,095,384
Old Dominion Freight Line, Inc. (a)	28,673	4,495,926
Uber Technologies, Inc. (b)	323,786	26,456,554
Union Pacific Corp.	92,432	21,381,370
		75,226,131
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	270,966	33,949,330
Align Technology, Inc. (b)	10,398	1,623,648
Baxter International, Inc. (a)	80,104	1,530,787
Becton Dickinson & Co.	44,665	8,668,136
Boston Scientific Corp. (b)	231,007	22,026,517
Cooper Cos., Inc. (a) (b)	30,980	2,539,121
Dexcom, Inc. (b)	60,775	4,033,637
Edwards Lifesciences Corp. (b)	90,427	7,708,902
GE HealthCare Technologies, Inc.	70,983	5,822,026
Hologic, Inc. (b)	34,682	2,583,462
IDEXX Laboratories, Inc. (b)	12,443	8,418,063
Insulet Corp. (b)	10,962	3,115,839
Intuitive Surgical, Inc. (b)	55,241	31,286,293
Medtronic PLC	199,868	19,199,320
ResMed, Inc. (a)	22,746	5,478,829
Solventum Corp. (b)	22,974	1,820,460
STERIS PLC	15,294	3,877,335
Stryker Corp.	53,634	18,850,742
Zimmer Biomet Holdings, Inc. (a)	30,882	2,776,909
		185,309,356
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	37,024	7,608,432
Cencora, Inc.	30,212	10,204,103
Centene Corp. (b)	72,763	2,994,197
Cigna Group	41,626	11,456,724
CVS Health Corp.	197,814	15,698,519
DaVita, Inc. (a) (b)	5,500	624,855
Elevance Health, Inc.	34,631	12,139,897
HCA Healthcare, Inc.	24,892	11,621,079
Henry Schein, Inc. (a) (b)	15,593	1,178,519
Humana, Inc.	18,742	4,800,389
Labcorp Holdings, Inc. (a)	12,918	3,240,868
McKesson Corp.	19,234	15,777,458
Molina Healthcare, Inc. (b)	8,009	1,389,882
Quest Diagnostics, Inc. (a)	17,334	3,007,969
UnitedHealth Group, Inc.	141,156	46,597,007
Universal Health Services, Inc. - Class B	8,607	1,876,498
		150,216,396
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (a)	24,238	1,186,208
Healthpeak Properties, Inc. (a)	108,293	1,741,351
Ventas, Inc. (a)	73,198	5,664,061
See accompanying notes to financial statements.
BHFTII-305

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs—(Continued)
Welltower, Inc.	106,950	$19,850,990
		28,442,610
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	99,660	1,766,972
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. - Class A (b)	66,273	8,994,572
Booking Holdings, Inc.	5,023	26,899,823
Carnival Corp. (b)	169,201	5,167,399
Chipotle Mexican Grill, Inc. (b)	206,049	7,623,813
Darden Restaurants, Inc. (a)	18,125	3,335,363
Domino's Pizza, Inc. (a)	4,844	2,019,076
DoorDash, Inc. - Class A (b)	58,253	13,193,139
Expedia Group, Inc.	18,233	5,165,591
Hilton Worldwide Holdings, Inc.	36,220	10,404,195
Las Vegas Sands Corp.	47,411	3,085,982
Marriott International, Inc. - Class A (a)	34,708	10,767,810
McDonald's Corp.	110,974	33,916,984
MGM Resorts International (a) (b)	31,965	1,166,403
Norwegian Cruise Line Holdings Ltd. (a) (b)	70,942	1,583,425
Royal Caribbean Cruises Ltd. (a)	39,522	11,023,476
Starbucks Corp.	177,162	14,918,812
Wynn Resorts Ltd. (a)	13,155	1,582,941
Yum! Brands, Inc.	43,266	6,545,280
		167,394,084
Household Durables — 0.2%
DR Horton, Inc.	42,675	6,146,480
Garmin Ltd.	25,475	5,167,604
Lennar Corp. - Class A	33,620	3,456,136
NVR, Inc. (b)	443	3,230,697
PulteGroup, Inc.	30,373	3,561,538
		21,562,455
Household Products — 0.8%
Church & Dwight Co., Inc.	37,419	3,137,583
Clorox Co.	19,008	1,916,577
Colgate-Palmolive Co.	125,608	9,925,544
Kimberly-Clark Corp. (a)	51,713	5,217,324
Procter & Gamble Co.	364,131	52,183,614
		72,380,642
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	110,969	1,591,295
Vistra Corp.	49,630	8,006,808
		9,598,103
Industrial Conglomerates — 0.4%
3M Co.	82,780	13,253,078
Honeywell International, Inc.	98,934	19,301,034
		32,554,112
Industrial REITs — 0.2%
Prologis, Inc. (a)	144,744	18,478,019
Security Description	Shares	Value
Insurance — 1.7%
Aflac, Inc. (a)	73,505	$8,105,396
Allstate Corp. (a)	40,777	8,487,733
American International Group, Inc.	84,081	7,193,130
Aon PLC - Class A	33,493	11,819,010
Arch Capital Group Ltd. (b)	56,269	5,397,323
Arthur J Gallagher & Co. (a)	40,018	10,356,258
Assurant, Inc.	7,804	1,879,593
Brown & Brown, Inc. (a)	45,754	3,646,594
Chubb Ltd.	57,034	17,801,452
Cincinnati Financial Corp.	24,312	3,970,636
Erie Indemnity Co. - Class A (a)	3,959	1,134,847
Everest Group Ltd. (a)	6,541	2,219,688
Globe Life, Inc.	12,404	1,734,823
Hartford Insurance Group, Inc. (a)	43,421	5,983,414
Loews Corp.	26,406	2,780,816
Marsh & McLennan Cos., Inc.	76,342	14,162,968
MetLife, Inc. (c)	86,246	6,808,259
Principal Financial Group, Inc.	31,153	2,748,006
Progressive Corp.	91,378	20,808,598
Prudential Financial, Inc.	54,540	6,156,475
Travelers Cos., Inc.	34,760	10,082,486
W.R. Berkley Corp. (a)	46,782	3,280,354
Willis Towers Watson PLC (a)	14,921	4,903,041
		161,460,900
Interactive Media & Services — 8.0%
Alphabet, Inc. - Class A	906,614	283,770,182
Alphabet, Inc. - Class C (d)	724,609	227,382,304
Match Group, Inc.	36,786	1,187,820
Meta Platforms, Inc. - Class A	339,379	224,020,684
		736,360,990
IT Services — 1.0%
Accenture PLC - Class A	96,636	25,927,439
Akamai Technologies, Inc. (b)	22,418	1,955,970
Cognizant Technology Solutions Corp. - Class A	75,210	6,242,430
EPAM Systems, Inc. (a) (b)	8,608	1,763,607
Gartner, Inc. (b)	11,232	2,833,609
GoDaddy, Inc. - Class A (b)	21,059	2,613,001
International Business Machines Corp.	145,659	43,145,652
VeriSign, Inc.	13,001	3,158,593
		87,640,301
Leisure Products — 0.0%
Hasbro, Inc.	20,775	1,703,550
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	44,177	6,011,164
Bio-Techne Corp. (a)	24,280	1,427,907
Charles River Laboratories International, Inc. (b)	7,669	1,529,812
Danaher Corp.	97,962	22,425,461
IQVIA Holdings, Inc. (b)	26,537	5,981,705
Mettler-Toledo International, Inc. (b)	3,184	4,439,101
Revvity, Inc.	17,667	1,709,282
Thermo Fisher Scientific, Inc. (a)	58,546	33,924,480
Waters Corp. (a) (b)	9,277	3,523,683
See accompanying notes to financial statements.
BHFTII-306

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
West Pharmaceutical Services, Inc.	11,211	$3,084,595
		84,057,190
Machinery — 1.6%
Caterpillar, Inc.	72,925	41,776,545
Cummins, Inc.	21,510	10,979,780
Deere & Co. (a)	39,177	18,239,636
Dover Corp.	21,372	4,172,669
Fortive Corp. (a)	49,493	2,732,509
IDEX Corp.	11,663	2,075,314
Illinois Tool Works, Inc. (a)	41,137	10,132,043
Ingersoll Rand, Inc. (a)	56,028	4,438,538
Nordson Corp.	8,317	1,999,656
Otis Worldwide Corp. (a)	60,729	5,304,678
PACCAR, Inc. (a)	81,842	8,962,517
Parker-Hannifin Corp.	19,664	17,283,870
Pentair PLC	25,500	2,655,570
Snap-on, Inc. (a)	8,104	2,792,638
Stanley Black & Decker, Inc. (a)	24,135	1,792,748
Westinghouse Air Brake Technologies Corp. (a)	26,640	5,686,308
Xylem, Inc.	37,939	5,166,533
		146,191,552
Media — 0.4%
Charter Communications, Inc. - Class A (b)	13,712	2,862,380
Comcast Corp. - Class A	566,353	16,928,291
Fox Corp. - Class A	32,468	2,372,437
Fox Corp. - Class B	23,127	1,501,636
News Corp. - Class A	58,354	1,524,206
News Corp. - Class B (a)	19,235	569,933
Omnicom Group, Inc.	49,706	4,013,760
Paramount Skydance Corp. - Class B (a)	48,429	648,949
Trade Desk, Inc. - Class A (b)	68,614	2,604,587
		33,026,179
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	223,759	11,364,720
Newmont Corp.	170,050	16,979,492
Nucor Corp. (a)	35,662	5,816,829
Steel Dynamics, Inc. (a)	21,391	3,624,705
		37,785,746
Multi-Utilities — 0.6%
Ameren Corp. (a)	42,151	4,209,199
CenterPoint Energy, Inc. (a)	101,735	3,900,520
CMS Energy Corp.	47,421	3,316,150
Consolidated Edison, Inc.	56,244	5,586,154
Dominion Energy, Inc.	133,064	7,796,220
DTE Energy Co.	32,363	4,174,180
NiSource, Inc. (a)	74,361	3,105,315
Public Service Enterprise Group, Inc. (a)	77,782	6,245,895
Sempra (a)	101,706	8,979,623
WEC Energy Group, Inc. (a)	50,690	5,345,767
		52,659,023
Security Description	Shares	Value
Office REITs — 0.0%
BXP, Inc. (a)	22,965	$1,549,678
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. (a)	55,267	1,351,831
Chevron Corp.	294,939	44,951,653
ConocoPhillips	192,560	18,025,542
Coterra Energy, Inc.	118,644	3,122,710
Devon Energy Corp.	97,751	3,580,619
Diamondback Energy, Inc.	29,021	4,362,727
EOG Resources, Inc.	84,552	8,878,806
EQT Corp.	97,247	5,212,439
Expand Energy Corp.	37,113	4,095,791
Exxon Mobil Corp. (a)	657,157	79,082,273
Kinder Morgan, Inc.	305,080	8,386,649
Marathon Petroleum Corp. (a)	46,842	7,617,914
Occidental Petroleum Corp. (a)	112,072	4,608,401
ONEOK, Inc. (a)	98,052	7,206,822
Phillips 66 Co. (a)	62,786	8,101,905
Targa Resources Corp.	33,450	6,171,525
Texas Pacific Land Corp. (a)	9,024	2,591,873
Valero Energy Corp. (a)	47,529	7,737,246
Williams Cos., Inc.	190,301	11,438,993
		236,525,719
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	101,076	7,014,674
Southwest Airlines Co. (a)	80,587	3,330,661
United Airlines Holdings, Inc. (b)	50,447	5,640,984
		15,986,319
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	38,311	4,011,928
Kenvue, Inc.	298,537	5,149,763
		9,161,691
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	317,229	17,111,332
Eli Lilly & Co.	123,748	132,989,501
Johnson & Johnson	375,438	77,696,894
Merck & Co., Inc.	386,771	40,711,515
Pfizer, Inc.	885,999	22,061,375
Viatris, Inc.	179,479	2,234,514
Zoetis, Inc.	68,672	8,640,311
		301,445,442
Professional Services — 0.5%
Automatic Data Processing, Inc.	63,025	16,211,921
Broadridge Financial Solutions, Inc.	18,189	4,059,239
Dayforce, Inc. (b)	24,938	1,724,712
Equifax, Inc.	19,072	4,138,243
Jacobs Solutions, Inc.	18,627	2,467,332
Leidos Holdings, Inc.	19,923	3,594,109
Paychex, Inc. (a)	50,473	5,662,061
Paycom Software, Inc. (a)	7,614	1,213,367
See accompanying notes to financial statements.
BHFTII-307

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Verisk Analytics, Inc.	21,718	$4,858,100
		43,929,084
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	45,679	7,344,727
CoStar Group, Inc. (b)	66,043	4,440,731
		11,785,458
Residential REITs — 0.2%
AvalonBay Communities, Inc. (a)	22,038	3,995,710
Camden Property Trust	16,579	1,825,016
Equity Residential	53,953	3,401,197
Essex Property Trust, Inc. (a)	10,036	2,626,221
Invitation Homes, Inc.	87,884	2,442,296
Mid-America Apartment Communities, Inc.	18,244	2,534,274
UDR, Inc. (a)	46,864	1,718,972
		18,543,686
Retail REITs — 0.2%
Federal Realty Investment Trust (a)	12,233	1,233,086
Kimco Realty Corp. (a)	105,526	2,139,012
Realty Income Corp. (a)	143,348	8,080,527
Regency Centers Corp. (a)	25,651	1,770,689
Simon Property Group, Inc.	50,872	9,416,916
		22,640,230
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc. (b)	253,696	54,331,535
Analog Devices, Inc.	76,661	20,790,463
Applied Materials, Inc.	124,140	31,902,739
Broadcom, Inc.	735,882	254,688,760
First Solar, Inc. (b)	16,722	4,368,288
Intel Corp. (b)	698,706	25,782,252
KLA Corp.	20,475	24,878,763
Lam Research Corp.	195,726	33,504,377
Microchip Technology, Inc.	84,217	5,366,307
Micron Technology, Inc.	174,913	49,921,919
Monolithic Power Systems, Inc. (a)	7,466	6,766,884
NVIDIA Corp.	3,786,648	706,209,852
NXP Semiconductors NV	39,218	8,512,659
ON Semiconductor Corp. (a) (b)	62,702	3,395,313
Qnity Electronics, Inc. - Class W/I	32,635	2,664,648
QUALCOMM, Inc.	166,893	28,547,048
Skyworks Solutions, Inc.	23,168	1,469,083
Teradyne, Inc. (a)	24,404	4,723,638
Texas Instruments, Inc.	141,590	24,564,449
		1,292,388,977
Software — 10.1%
Adobe, Inc. (b)	65,230	22,829,848
AppLovin Corp. - Class A (b)	42,181	28,422,401
Autodesk, Inc. (b)	33,192	9,825,164
Cadence Design Systems, Inc. (b)	42,417	13,258,706
Crowdstrike Holdings, Inc. - Class A (b)	39,106	18,331,328
Datadog, Inc. - Class A (a) (b)	50,713	6,896,461
Security Description	Shares	Value
Software—(Continued)
Fair Isaac Corp. (b)	3,695	$6,246,841
Fortinet, Inc. (b)	98,499	7,821,806
Gen Digital, Inc. (a)	87,453	2,377,847
Intuit, Inc. (a)	43,446	28,779,499
Microsoft Corp.	1,158,181	560,119,495
Oracle Corp.	262,099	51,085,716
Palantir Technologies, Inc. - Class A (b)	355,965	63,272,779
Palo Alto Networks, Inc. (b)	106,584	19,632,773
PTC, Inc. (a) (b)	18,667	3,251,978
Roper Technologies, Inc.	16,773	7,466,165
Salesforce, Inc.	148,349	39,299,134
ServiceNow, Inc. (b)	161,658	24,764,389
Synopsys, Inc. (a) (b)	28,945	13,596,045
Tyler Technologies, Inc. (b)	6,705	3,043,735
Workday, Inc. - Class A (b)	33,815	7,262,786
		937,584,896
Specialized REITs — 0.7%
American Tower Corp.	72,951	12,808,007
Crown Castle, Inc.	67,860	6,030,718
Digital Realty Trust, Inc. (a)	50,315	7,784,234
Equinix, Inc.	15,301	11,723,014
Extra Space Storage, Inc.	33,074	4,306,896
Iron Mountain, Inc.	46,061	3,820,760
Public Storage	24,608	6,385,776
SBA Communications Corp.	16,603	3,211,518
VICI Properties, Inc. (a)	166,551	4,683,414
Weyerhaeuser Co. (a)	112,331	2,661,122
		63,415,459
Specialty Retail — 1.7%
AutoZone, Inc. (b)	2,592	8,790,768
Best Buy Co., Inc.	30,448	2,037,885
Carvana Co. (a) (b)	22,038	9,300,477
Home Depot, Inc.	155,110	53,373,351
Lowe's Cos., Inc.	87,393	21,075,696
O'Reilly Automotive, Inc. (b)	131,536	11,997,398
Ross Stores, Inc.	50,679	9,129,315
TJX Cos., Inc.	173,428	26,640,275
Tractor Supply Co. (a)	82,340	4,117,823
Ulta Beauty, Inc. (b)	6,987	4,227,205
Williams-Sonoma, Inc.	18,978	3,389,281
		154,079,474
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,302,587	625,981,302
Dell Technologies, Inc. - Class C (a)	46,966	5,912,080
Hewlett Packard Enterprise Co.	205,608	4,938,704
HP, Inc.	145,653	3,245,149
NetApp, Inc. (a)	31,106	3,331,141
Sandisk Corp. (b)	21,695	5,149,959
Seagate Technology Holdings PLC (a)	33,951	9,349,766
Super Micro Computer, Inc. (a) (b)	78,141	2,287,187
Western Digital Corp. (a)	53,277	9,178,029
		669,373,317
See accompanying notes to financial statements.
BHFTII-308

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (b)	22,711	$2,354,449
Lululemon Athletica, Inc. (b)	16,816	3,494,533
NIKE, Inc. - Class B	185,329	11,807,311
Ralph Lauren Corp.	6,040	2,135,805
Tapestry, Inc.	31,890	4,074,585
		23,866,683
Tobacco — 0.6%
Altria Group, Inc.	261,586	15,083,049
Philip Morris International, Inc.	242,569	38,908,067
		53,991,116
Trading Companies & Distributors — 0.2%
Fastenal Co.	178,897	7,179,137
United Rentals, Inc.	9,916	8,025,217
WW Grainger, Inc.	6,817	6,878,694
		22,083,048
Water Utilities — 0.0%
American Water Works Co., Inc. (a)	30,406	3,967,983
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	74,947	15,217,239
Total Common Stocks (Cost $3,105,467,265)		9,106,337,498

Investment Companies—0.9%
Exchange-Traded Funds — 0.9%
State Street SPDR S&P 500 ETF Trust	123,800	84,421,696
Total Investment Companies (Cost $84,172,722)		84,421,696

Short-Term Investments—0.7%
U.S. Treasury—0.7%
U.S. Treasury Bills
3.265%, 01/02/26 (e)	4,500,000	4,500,000
3.560%, 01/15/26 (e)	2,900,000	2,896,294
3.583%, 01/15/26 (e)	10,000,000	9,987,219
3.627%, 01/15/26 (e)	41,625,000	41,571,800
Total Short-Term Investments (Cost $58,949,111)		58,955,313

Securities Lending Reinvestments (f)—4.4%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (g)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (g)	10,000,000	10,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (g)	5,000,000	$5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (g)	10,000,000	10,000,000
		38,000,000

Certificates of Deposit—0.4%
Bank of America NA
4.170%, SOFR + 0.400%, 03/31/26 (h)	3,000,000	3,001,290
Bank of Montreal
4.090%, SOFR + 0.380%, 11/19/26 (h)	2,000,000	1,999,994
4.100%, SOFR + 0.390%, 05/05/26 (h)	3,000,000	3,001,284
4.120%, SOFR + 0.350%, 05/14/26 (h)	6,000,000	6,000,149
Bank of Nova Scotia
4.040%, SOFR + 0.330%, 07/22/26 (h)	3,000,000	3,000,266
Mitsubishi UFJ Trust & Banking Corp.
3.930%, SOFR + 0.220%, 03/17/26 (h)	2,000,000	1,999,976
Mizuho Bank Ltd.
3.990%, SOFR + 0.220%, 04/10/26 (h)	3,000,000	2,999,649
National Bank of Canada
3.970%, SOFR + 0.200%, 02/11/26 (h)	3,000,000	3,001,120
Royal Bank of Canada
4.090%, SOFR + 0.380%, 05/01/26 (h)	3,000,000	3,001,359
Standard Chartered Bank
3.980%, SOFR + 0.270%, 05/07/26 (h)	1,000,000	1,000,278
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.230%, 01/30/26 (h)	3,000,000	3,000,258
Sumitomo Mitsui Trust Bank Ltd.
4.110%, 01/22/26	2,000,000	2,000,560
4.140%, 01/14/26	2,000,000	2,000,400
Toronto-Dominion Bank
4.220%, SOFR + 0.450%, 04/23/26 (h)	1,000,000	1,000,705
		37,007,288
Commercial Paper—0.1%
Ionic Funding LLC
4.110%, 01/05/26	3,000,000	2,998,368
Old Line Funding LLC
3.930%, SOFR + 0.160%, 02/10/26 (h)	3,000,000	2,999,967
Westpac Banking Corp.
4.110%, SOFR + 0.400%, 04/10/26 (h)	2,000,000	2,001,134
		7,999,469
Repurchase Agreements—3.3%
Bank of Montreal
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $20,004,189; collateralized by various Common Stock with an aggregate market value of $22,252,477	20,000,000	20,000,000
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $50,010,472; collateralized by various Common Stock with an aggregate market value of $55,683,786	50,000,000	50,000,000
See accompanying notes to financial statements.
BHFTII-309

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $5,001,069; collateralized by various Common Stock with an aggregate market value of $5,568,379	5,000,000	$5,000,000
Barclays Bank PLC
Repurchase Agreement dated 12/31/25 at 3.970%, due on 04/02/26 with a maturity value of $2,020,291; collateralized by various Common Stock with an aggregate market value of $2,227,637	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,266,976; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,312,315	2,266,493	2,266,493
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $20,429,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $20,802,502	20,000,000	20,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $33,007,168; collateralized by various Common Stock with an aggregate market value of $36,670,710	33,000,000	33,000,000
Jefferies LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/02/26 with a maturity value of $2,000,443; collateralized by various Common Stock with an aggregate market value of $2,225,917	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $20,004,289; collateralized by various Common Stock with an aggregate market value of $22,224,642	20,000,000	20,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $52,039,231; collateralized by various Common Stock with an aggregate market value of $57,833,646	52,000,000	52,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/07/26 with a maturity value of $37,028,130; collateralized by various Common Stock with an aggregate market value of $41,252,226	37,000,000	37,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $10,002,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $10,202,171	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 12/31/25 at 3.910%, due on 02/04/26 with a maturity value of $6,022,808; collateralized by various Common Stock with an aggregate market value of $6,667,391	6,000,000	6,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $1,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $1,020,002	1,000,000	$1,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $35,007,272; collateralized by various Common Stock with an aggregate market value of $38,508,001	35,000,000	35,000,000
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $10,007,758; collateralized by various Common Stock with an aggregate market value of $11,112,641	10,000,000	10,000,000
		305,266,493
Time Deposits—0.2%
Banco Santander SA
3.620%, 01/02/26	5,000,000	5,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	10,000,000	10,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 01/07/26 (h)	6,000,000	6,000,000
		21,000,000
Total Securities Lending Reinvestments (Cost $409,265,465)		409,273,250
Total Investments—104.4% (Cost $3,657,854,563)		9,658,987,757
Other assets and liabilities (net)—(4.4)%		(405,018,045)
Net Assets—100.0%		$9,253,969,712

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $475,063,646 and the collateral received consisted of cash in the amount of $409,236,353 and non-cash collateral with a value of $81,150,254. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $37,656,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(g)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed

See accompanying notes to financial statements.
BHFTII-310

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2025
MetLife, Inc.	$8,337,677	$119,495	$(1,369,721)	$678,025	$(957,217)	$6,808,259

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2025
MetLife, Inc.	$215,259	86,246
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,399,674,276	$0	$2,433,973,151
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(409,236,353)	$—	$—	$—	$(409,236,353)
Gross amount of recognized liabilities for securities lending transactions					$(409,236,353)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	03/20/26	160	USD	55,140,000	$(460,605)
See accompanying notes to financial statements.
BHFTII-311

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of December 31, 2025
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$460,605

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$4,867,716

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,224,165
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$49,933,563

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$9,106,337,498	$—	$—	$9,106,337,498
Total Investment Companies*	84,421,696	—	—	84,421,696
Total Short-Term Investments*	—	58,955,313	—	58,955,313
Securities Lending Reinvestments
Short-Term Investment Funds	38,000,000	—	—	38,000,000
Certificates of Deposit	—	37,007,288	—	37,007,288
Commercial Paper	—	7,999,469	—	7,999,469
Repurchase Agreements	—	305,266,493	—	305,266,493
Time Deposits	—	21,000,000	—	21,000,000
Total Securities Lending Reinvestments	38,000,000	371,273,250	—	409,273,250
Total Investments	$9,228,759,194	$430,228,563	$—	$9,658,987,757
Collateral for Securities Loaned (Liability)	$—	$(409,236,353)	$—	$(409,236,353)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(460,605)	$—	$—	$(460,605)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-312

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$9,652,179,498
Affiliated investments at value (c)	6,808,259
Cash	992
Receivable for:
Investments sold	8,864,928
Fund shares sold	350,284
Dividends and interest	5,009,695
Prepaid expenses	32,384
Total Assets	9,673,246,040
Liabilities
Collateral for securities loaned	409,236,353
Payable for:
Fund shares redeemed	5,348,184
Variation margin on futures contracts	413,986
Accrued Expenses:
Management fees	1,875,494
Distribution and service fees	464,419
Deferred trustees’ fees	256,302
Other expenses	1,681,590
Total Liabilities	419,276,328
Net Assets	$9,253,969,712
Net Assets Consist of:
Paid in surplus	$2,228,059,171
Distributable earnings (Accumulated losses)	7,025,910,541
Net Assets	$9,253,969,712
Net Assets
Class A	$7,011,097,217
Class B	2,051,625,390
Class D	47,704,831
Class E	133,168,013
Class G	10,374,261
Capital Shares Outstanding*
Class A	94,301,668
Class B	29,845,077
Class D	644,585
Class E	1,815,526
Class G	150,977
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$74.35
Class B	68.74
Class D	74.01
Class E	73.35
Class G	68.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,654,323,892.
(b)	Includes securities loaned at value $475,063,646.
(c)	Identified cost of affiliated investments was $3,530,671.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$112,324,313
Dividends from affiliated investments	215,259
Interest	2,148,729
Securities lending income	941,969
Total investment income	115,630,270
Expenses
Management fees	22,336,775
Administration fees	358,264
Custodian and accounting fees	361,023
Distribution and service fees—Class B	5,071,440
Distribution and service fees—Class D	45,765
Distribution and service fees—Class E	193,947
Distribution and service fees—Class G	29,954
Audit and tax services	50,284
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	318,183
Insurance	71,907
Miscellaneous	1,381,873
Total expenses	30,330,000
Less management fee waiver	(1,165,207)
Net expenses	29,164,793
Net Investment Income	86,465,477
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,021,755,014
Affiliated investments	678,025
Futures contracts	4,867,716
Net realized gain (loss)	1,027,300,755
Net change in unrealized appreciation (depreciation) on:
Investments	347,752,140
Affiliated investments	(957,217)
Futures contracts	1,224,165
Net change in unrealized appreciation (depreciation)	348,019,088
Net realized and unrealized gain (loss)	1,375,319,843
Net Increase (Decrease) in Net Assets From Operations	$1,461,785,320

(a)	Net of foreign withholding taxes of $25,246.
See accompanying notes to financial statements.
BHFTII-313

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$86,465,477	$85,364,018
Net realized gain (loss)	1,027,300,755	796,231,365
Net change in unrealized appreciation (depreciation)	348,019,088	842,169,257
Increase (decrease) in net assets from operations	1,461,785,320	1,723,764,640
From Distributions to Shareholders
Class A	(643,605,178)	(410,262,383)
Class B	(209,437,807)	(155,761,066)
Class D	(4,459,177)	(3,213,729)
Class E	(12,682,308)	(9,424,870)
Class G	(1,010,340)	(754,733)
Total distributions	(871,194,810)	(579,416,781)
Increase (decrease) in net assets from capital share transactions	(236,128,422)	316,006,328
Total increase (decrease) in net assets	354,462,088	1,460,354,187
Net Assets
Beginning of period	8,899,507,624	7,439,153,437
End of period	$9,253,969,712	$8,899,507,624

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	6,575,255	$447,877,515	13,696,708	$963,419,660
Reinvestments	9,892,487	643,605,178	6,378,457	410,262,383
Redemptions	(16,895,537)	(1,190,733,990)	(12,006,738)	(801,407,309)
Net increase (decrease)	(427,795)	$(99,251,297)	8,068,427	$572,274,734
Class B
Sales	1,053,444	$66,709,156	862,185	$53,482,764
Reinvestments	3,476,723	209,437,807	2,595,153	155,761,066
Redemptions	(6,228,431)	(406,385,445)	(7,082,577)	(440,078,067)
Net increase (decrease)	(1,698,264)	$(130,238,482)	(3,625,239)	$(230,834,237)
Class D
Sales	4,592	$330,925	4,544	$295,651
Reinvestments	68,814	4,459,177	50,144	3,213,729
Redemptions	(81,540)	(5,650,521)	(139,519)	(9,083,513)
Net increase (decrease)	(8,134)	$(860,419)	(84,831)	$(5,574,133)
Class E
Sales	48,053	$3,258,114	25,651	$1,699,401
Reinvestments	197,421	12,682,308	148,213	9,424,870
Redemptions	(310,547)	(21,519,121)	(414,631)	(27,253,059)
Net increase (decrease)	(65,073)	$(5,578,699)	(240,767)	$(16,128,788)
Class G
Sales	6,094	$381,241	1,641	$102,657
Reinvestments	16,775	1,010,340	12,579	754,733
Redemptions	(24,349)	(1,591,106)	(74,381)	(4,588,638)
Net increase (decrease)	(1,480)	$(199,525)	(60,161)	$(3,731,248)
Increase (decrease) derived from capital shares transactions		$(236,128,422)		$316,006,328
See accompanying notes to financial statements.
BHFTII-314

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.20	$60.66	$52.23	$71.87	$60.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.72	0.75	0.80	0.82	0.77
Net realized and unrealized gain (loss)	10.60	13.76	12.29	(14.10)	15.72
Total income (loss) from investment operations	11.32	14.51	13.09	(13.28)	16.49
Less Distributions
Distributions from net investment income	(0.73)	(0.84)	(0.81)	(0.80)	(1.04)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(7.17)	(4.97)	(4.66)	(6.36)	(5.24)
Net Asset Value, End of Period	$74.35	$70.20	$60.66	$52.23	$71.87
Total Return (%) (b)	17.59	24.67	25.94	(18.30)	28.36
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (c)	0.27	0.26	0.26	0.26	0.26
Ratio of net investment income (loss) to average net assets (%)	1.03	1.13	1.42	1.40	1.17
Portfolio turnover rate (%)	16	22	11	10	12
Net assets, end of period (in millions)	$7,011.1	$6,650.0	$5,256.7	$4,597.2	$6,147.5

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$65.42	$56.83	$49.18	$68.09	$57.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.51	0.55	0.62	0.63	0.58
Net realized and unrealized gain (loss)	9.81	12.86	11.55	(13.35)	14.92
Total income (loss) from investment operations	10.32	13.41	12.17	(12.72)	15.50
Less Distributions
Distributions from net investment income	(0.56)	(0.69)	(0.67)	(0.63)	(0.90)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(7.00)	(4.82)	(4.52)	(6.19)	(5.10)
Net Asset Value, End of Period	$68.74	$65.42	$56.83	$49.18	$68.09
Total Return (%) (b)	17.28	24.37	25.63	(18.51)	28.04
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (c)	0.52	0.51	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	0.78	0.88	1.17	1.15	0.92
Portfolio turnover rate (%)	16	22	11	10	12
Net assets, end of period (in millions)	$2,051.6	$2,063.5	$1,998.6	$1,803.1	$2,415.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-315

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class D
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.91	$60.43	$52.04	$71.62	$60.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.65	0.68	0.74	0.75	0.70
Net realized and unrealized gain (loss)	10.55	13.71	12.25	(14.04)	15.66
Total income (loss) from investment operations	11.20	14.39	12.99	(13.29)	16.36
Less Distributions
Distributions from net investment income	(0.66)	(0.78)	(0.75)	(0.73)	(0.97)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(7.10)	(4.91)	(4.60)	(6.29)	(5.17)
Net Asset Value, End of Period	$74.01	$69.91	$60.43	$52.04	$71.62
Total Return (%) (b)	17.46	24.57	25.80	(18.38)	28.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.38	0.38	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (c)	0.37	0.36	0.36	0.36	0.36
Ratio of net investment income (loss) to average net assets (%)	0.93	1.03	1.32	1.29	1.07
Portfolio turnover rate (%)	16	22	11	10	12
Net assets, end of period (in millions)	$47.7	$45.6	$44.6	$39.5	$55.8

	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.34	$59.98	$51.68	$71.17	$60.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.61	0.64	0.71	0.72	0.67
Net realized and unrealized gain (loss)	10.46	13.60	12.16	(13.96)	15.57
Total income (loss) from investment operations	11.07	14.24	12.87	(13.24)	16.24
Less Distributions
Distributions from net investment income	(0.62)	(0.75)	(0.72)	(0.69)	(0.95)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(7.06)	(4.88)	(4.57)	(6.25)	(5.15)
Net Asset Value, End of Period	$73.35	$69.34	$59.98	$51.68	$71.17
Total Return (%) (b)	17.41	24.49	25.74	(18.43)	28.17
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (c)	0.42	0.41	0.41	0.41	0.41
Ratio of net investment income (loss) to average net assets (%)	0.88	0.98	1.27	1.25	1.02
Portfolio turnover rate (%)	16	22	11	10	12
Net assets, end of period (in millions)	$133.2	$130.4	$127.2	$118.1	$159.6

See accompanying notes to financial statements.
BHFTII-316

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$65.38	$56.76	$49.11	$67.87	$57.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.47	0.51	0.59	0.60	0.54
Net realized and unrealized gain (loss)	9.81	12.86	11.53	(13.31)	14.89
Total income (loss) from investment operations	10.28	13.37	12.12	(12.71)	15.43
Less Distributions
Distributions from net investment income	(0.51)	(0.62)	(0.62)	(0.49)	(0.87)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(6.95)	(4.75)	(4.47)	(6.05)	(5.07)
Net Asset Value, End of Period	$68.71	$65.38	$56.76	$49.11	$67.87
Total Return (%) (b)	17.22	24.31	25.56	(18.55)	27.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (c)	0.57	0.56	0.56	0.56	0.56
Ratio of net investment income (loss) to average net assets (%)	0.73	0.83	1.12	1.09	0.87
Portfolio turnover rate (%)	16	22	11	10	12
Net assets, end of period (in millions)	$10.4	$10.0	$12.1	$11.7	$17.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-317

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—58.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
Boeing Co. (a)	6,357	$1,380,232
General Dynamics Corp.	10,536	3,547,050
L3Harris Technologies, Inc.	15,889	4,664,533
		9,591,815
Automobile Components — 1.7%
Aptiv PLC (a)	69,020	5,251,732
Lear Corp. (b)	40,411	4,631,100
		9,882,832
Banks — 4.6%
Bank of America Corp.	195,625	10,759,375
JPMorgan Chase & Co.	22,874	7,370,460
PNC Financial Services Group, Inc.	25,825	5,390,452
Wells Fargo & Co.	32,387	3,018,469
		26,538,756
Beverages — 0.8%
Constellation Brands, Inc. - Class A (b)	20,229	2,790,793
Diageo PLC	90,400	1,947,279
		4,738,072
Building Products — 1.5%
Johnson Controls International PLC	30,128	3,607,828
Masco Corp.	77,955	4,947,024
		8,554,852
Capital Markets — 6.3%
Charles Schwab Corp.	154,142	15,400,327
CME Group, Inc.	14,461	3,949,010
Goldman Sachs Group, Inc.	5,658	4,973,382
Morgan Stanley	24,477	4,345,402
Northern Trust Corp.	57,370	7,836,168
		36,504,289
Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,345	1,073,302
Axalta Coating Systems Ltd. (a)	79,136	2,556,884
DuPont de Nemours, Inc.	20,026	805,045
PPG Industries, Inc.	36,176	3,706,593
		8,141,824
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc. - Class A	64,960	1,115,363
Target Corp.	22,148	2,164,967
U.S. Foods Holding Corp. (a)	17,257	1,299,798
		4,580,128
Containers & Packaging — 0.5%
Avery Dennison Corp.	6,614	1,202,955
Smurfit WestRock PLC	50,260	1,943,554
		3,146,509
Security Description	Shares	Value
Distributors — 0.5%
LKQ Corp. (b)	101,348	$3,060,710
Electric Utilities — 2.2%
Duke Energy Corp.	36,764	4,309,108
Exelon Corp.	51,350	2,238,347
PG&E Corp.	375,087	6,027,648
		12,575,103
Electrical Equipment — 0.8%
Eaton Corp. PLC	5,515	1,756,583
Regal Rexnord Corp. (b)	18,930	2,656,257
		4,412,840
Energy Equipment & Services — 0.1%
SLB Ltd.	23,057	884,928
Entertainment — 1.2%
Electronic Arts, Inc.	19,436	3,971,358
Warner Bros Discovery, Inc. (a)	96,758	2,788,566
		6,759,924
Financial Services — 0.6%
Fidelity National Information Services, Inc.	34,225	2,274,593
Fiserv, Inc. (a)	21,940	1,473,710
		3,748,303
Ground Transportation — 0.9%
Union Pacific Corp.	23,529	5,442,728
Health Care Equipment & Supplies — 4.1%
Becton Dickinson & Co.	64,639	12,544,491
Medtronic PLC	115,151	11,061,405
		23,605,896
Health Care Providers & Services — 2.0%
Cigna Group	29,182	8,031,762
Humana, Inc.	9,008	2,307,219
McKesson Corp.	1,393	1,142,664
		11,481,645
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc. - Class A (a)	11,856	1,609,096
Household Durables — 0.2%
Mohawk Industries, Inc. (a) (b)	12,999	1,420,791
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	15,272	2,979,415
Insurance — 4.1%
Aon PLC - Class A	21,539	7,600,682
Chubb Ltd.	22,696	7,083,876
Principal Financial Group, Inc.	12,346	1,089,041
Travelers Cos., Inc.	6,337	1,838,110
Willis Towers Watson PLC (b)	19,574	6,432,016
		24,043,725
See accompanying notes to financial statements.
BHFTII-318

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.2%
Accenture PLC - Class A	8,609	$2,309,795
Amdocs Ltd. (b)	21,594	1,738,533
Cognizant Technology Solutions Corp. - Class A	32,335	2,683,805
		6,732,133
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	21,182	2,882,235
ICON PLC (a) (b)	18,979	3,458,353
Waters Corp. (a)	4,612	1,751,776
		8,092,364
Machinery — 0.7%
AGCO Corp. (b)	18,439	1,923,556
Flowserve Corp.	18,328	1,271,597
Techtronic Industries Co. Ltd.	85,000	976,546
		4,171,699
Media — 2.8%
Comcast Corp. - Class A	233,879	6,990,643
Omnicom Group, Inc. (b)	113,593	9,172,635
		16,163,278
Metals & Mining — 0.3%
Glencore PLC (a)	282,238	1,535,300
Multi-Utilities — 0.7%
National Grid PLC	267,967	4,129,672
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	24,616	3,751,725
ConocoPhillips	78,689	7,366,077
Diamondback Energy, Inc.	13,221	1,987,513
Exxon Mobil Corp.	48,250	5,806,405
Suncor Energy, Inc.	90,717	4,026,432
		22,938,152
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	22,645	1,571,563
Personal Care Products — 1.5%
Kenvue, Inc.	518,064	8,936,604
Pharmaceuticals — 4.3%
Johnson & Johnson	53,864	11,147,155
Organon & Co. (b)	35,316	253,216
Pfizer, Inc.	386,136	9,614,786
Roche Holding AG	9,336	3,858,271
		24,873,428
Professional Services — 0.2%
Leidos Holdings, Inc.	6,271	1,131,288
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp. (a)	113,848	4,200,991
NXP Semiconductors NV	20,750	4,503,995
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment—(Continued)
Qnity Electronics, Inc. - Class W/I	14,474	$1,181,802
		9,886,788
Software — 1.6%
Microsoft Corp.	18,820	9,101,728
Tobacco — 1.4%
Altria Group, Inc.	22,970	1,324,450
Philip Morris International, Inc.	44,281	7,102,673
		8,427,123
Total Common Stocks (Cost $266,290,198)		341,395,301

Corporate Bonds & Notes—12.8%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.400%, 04/15/30 (144A) (b)	336,000	324,788
Boeing Co.
5.805%, 05/01/50 (b)	231,000	227,210
6.858%, 05/01/54	202,000	226,874
		778,872
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28	1,275,000	1,284,905
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	233,000	238,038
5.125%, 02/15/30 (b)	282,000	291,497
5.625%, 11/17/29 (b)	101,000	106,179
5.750%, 11/17/32 (b)	445,000	475,586
		2,396,205
Auto Manufacturers — 0.2%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	887,311
Banks — 2.3%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (c)	900,000	811,713
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (c)	259,000	236,000
7.437%, 1Y H15 + 3.500%, 11/02/33 (c)	774,000	885,034
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	258,000	253,817
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	628,000	657,478
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	239,000	242,647
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (b) (c)	834,000	746,940
2.600%, 02/07/30 (b)	623,000	585,415
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (c)	200,000	199,549
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	315,357
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (c)	1,358,000	1,225,455
See accompanying notes to financial statements.
BHFTII-319

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
JPMorgan Chase & Co.
2.963%, SOFR + 1.260%, 01/25/33 (c)	518,000	$475,358
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	297,000	236,479
5.766%, SOFR + 1.490%, 04/22/35 (b) (c)	781,000	832,227
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (c)	920,000	834,400
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	630,334
2.943%, SOFR + 1.290%, 01/21/33 (c)	860,000	784,916
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,464,592
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,883,000	1,668,968
		13,086,679
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	194,000	184,523
8.000%, 11/15/39	813,000	1,032,134
Diageo Capital PLC
2.375%, 10/24/29	835,000	784,853
Keurig Dr. Pepper, Inc.
3.200%, 05/01/30	86,000	81,694
		2,083,204
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	52,000	48,497
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	1,008,900
Vulcan Materials Co.
3.500%, 06/01/30	106,000	102,681
		1,160,078
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32 (b)	413,000	374,339
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,153,352
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (b)	201,000	232,787
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	534,245
Global Payments, Inc.
2.900%, 11/15/31	215,000	192,688
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	533,000	531,944
5.750%, 04/01/33	387,000	409,357
		3,054,373
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.900%, 03/22/33 (b)	216,000	220,408
Security Description	Principal Amount*	Value
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,534,000	$1,513,150
3.650%, 07/21/27	320,000	317,943
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	599,000	592,342
4.375%, 05/01/26 (144A)	215,000	215,065
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	1,286,000	1,247,874
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (b) (c)	1,175,000	1,258,654
Intercontinental Exchange, Inc.
2.100%, 06/15/30	614,000	565,083
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,048,000	1,019,044
		6,729,155
Electric — 1.1%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	344,000	369,187
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	447,754
Consumers Securitization Funding LLC
5.550%, 03/01/28	164,134	165,902
Duke Energy Carolinas LLC
4.950%, 01/15/33 (b)	1,078,000	1,110,313
Duke Energy Corp.
4.500%, 08/15/32 (b)	818,000	815,299
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	220,322
Empire District Bondco LLC
4.943%, 01/01/35	299,817	304,770
Exelon Corp.
4.050%, 04/15/30 (b)	498,000	493,069
Georgia Power Co.
3.700%, 01/30/50	40,000	29,901
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	256,000	229,956
5.100%, 01/15/35 (b)	176,000	177,977
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	605,000	632,606
Pacific Gas & Electric Co.
2.100%, 08/01/27 (b)	135,000	130,876
2.500%, 02/01/31	435,000	391,483
3.000%, 06/15/28 (b)	390,000	378,160
3.300%, 08/01/40	283,000	214,218
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	182,772	183,988
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	297,000	285,613
		6,581,394
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	701,000	626,745
See accompanying notes to financial statements.
BHFTII-320

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31	253,000	$220,505
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,541,000	1,580,838
		1,801,343
Food — 0.1%
Mars, Inc.
5.200%, 03/01/35 (144A) (b)	566,000	581,751
Gas — 0.1%
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	340,000	307,808
NiSource, Inc.
5.650%, 02/01/45	136,000	135,057
		442,865
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	185,948
Boston Scientific Corp.
2.650%, 06/01/30 (b)	439,000	413,084
		599,032
Healthcare-Services — 0.5%
Adventist Health System
5.430%, 03/01/32 (b)	731,000	748,594
Cigna Group
3.200%, 03/15/40	148,000	116,910
HCA, Inc.
5.125%, 06/15/39	488,000	471,267
Humana, Inc.
5.875%, 03/01/33 (b)	370,000	388,654
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	40,233
4.260%, 11/01/47 (b)	379,000	311,190
UnitedHealth Group, Inc.
5.000%, 04/15/34 (b)	555,000	563,955
		2,640,803
Insurance — 1.0%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	804,000	782,346
Aon Corp.
4.500%, 12/15/28	528,000	534,293
Brown & Brown, Inc.
4.200%, 03/17/32	578,000	559,294
5.550%, 06/23/35	136,000	139,448
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	894,000	848,539
5.750%, 01/15/34 (b)	328,000	342,921
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 (b)	1,094,000	1,141,270
6.000%, 12/07/33	24,000	25,449
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	306,000	226,281
Security Description	Principal Amount*	Value
Insurance—(Continued)
Sammons Financial Group, Inc.
4.750%, 04/08/32 (144A) (b)	171,000	$166,362
6.875%, 04/15/34 (144A) (b)	853,000	934,006
		5,700,209
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	257,000	250,491
Marriott International, Inc.
2.750%, 10/15/33 (b)	443,000	386,746
2.850%, 04/15/31	2,000	1,854
4.625%, 06/15/30 (b)	544,000	552,120
		1,191,211
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	618,000	625,571
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41 (b)	577,000	410,414
5.250%, 04/01/53	86,000	68,013
5.375%, 05/01/47	82,000	67,547
6.384%, 10/23/35 (b)	290,000	299,296
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	554,000	639,280
		1,484,550
Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,235,070
3.875%, 03/16/29 (144A) (b)	200,000	197,354
5.625%, 04/01/30 (144A) (b)	524,000	547,182
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	469,000	429,737
2.850%, 04/27/31 (144A) (b)	194,000	178,950
		2,588,293
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,148,000	1,045,567
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	352,000	360,421
Eni SpA
4.750%, 09/12/28 (144A) (b)	1,046,000	1,062,751
EQT Corp.
5.750%, 02/01/34 (b)	785,000	820,046
Phillips 66
2.150%, 12/15/30 (b)	846,000	758,684
Santos Finance Ltd.
5.750%, 11/13/35 (144A)	223,000	221,761
		4,269,230
See accompanying notes to financial statements.
BHFTII-321

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines — 0.5%
Enbridge, Inc.
5.625%, 04/05/34 (b)	768,000	$801,734
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	503,000	488,251
5.700%, 09/15/34	221,000	227,901
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	137,000	137,555
Spectra Energy Partners LP
3.375%, 10/15/26	220,000	219,006
Targa Resources Corp.
4.200%, 02/01/33 (b)	201,000	192,429
6.125%, 03/15/33	606,000	648,225
		2,715,101
Real Estate Investment Trusts — 0.7%
Boston Properties LP
2.550%, 04/01/32 (b)	363,000	316,671
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	479,000	472,232
4.125%, 05/15/29	47,000	46,809
Crown Castle, Inc.
3.650%, 09/01/27	789,000	782,721
Equinix, Inc.
1.800%, 07/15/27 (b)	397,000	383,528
2.500%, 05/15/31 (b)	505,000	457,016
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	480,000	488,355
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,143,000	1,182,952
Realty Income Corp.
3.250%, 01/15/31	142,000	135,188
		4,265,472
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	619,000	483,949
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	888,996
		1,372,945
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32 (b)	369,000	363,989
4.926%, 05/15/37 (144A)	194,000	191,479
		555,468
Software — 0.2%
Fiserv, Inc.
2.650%, 06/01/30	184,000	169,623
Oracle Corp.
4.900%, 02/06/33	199,000	191,516
5.200%, 09/26/35 (b)	623,000	596,884
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	394,000	356,434
		1,314,457
Security Description	Principal Amount*	Value
Telecommunications — 0.7%
NTT Finance Corp.
5.502%, 07/16/35 (144A) (b)	1,133,000	$1,173,151
Rogers Communications, Inc.
3.800%, 03/15/32	1,418,000	1,335,993
T-Mobile USA, Inc.
2.050%, 02/15/28	520,000	499,174
Verizon Communications, Inc.
3.150%, 03/22/30	289,000	276,759
4.812%, 03/15/39	535,000	507,725
Vodafone Group PLC
5.625%, 02/10/53 (b)	199,000	190,522
		3,983,324
Total Corporate Bonds & Notes (Cost $76,388,090)		74,110,388

Agency Sponsored Mortgage-Backed Securities—10.0%
Agency Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	23,927	23,092
3.500%, 08/15/42	99,676	94,993
4.500%, 12/15/40 (d)	3,989	370
5.000%, 01/15/40	32,595	33,375
5.500%, 02/15/36 (d)	11,003	1,692
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	87,676	77,721
3.500%, 10/25/58	82,347	78,989
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.874%, SOFR30A + 1.000%, 02/25/45 (144A) (c)	203,613	203,926
Federal National Mortgage Association REMICS
2.000%, 04/25/46	36,319	34,035
3.000%, 02/25/33 (d)	38,998	2,627
3.250%, 05/25/40	17,951	17,229
4.000%, 10/25/40	23,979	23,908
4.000%, 07/25/46 (d)	65,991	12,055
Government National Mortgage Association REMICS
3.948%, 1M TSFR + 0.214%, 09/20/41 (c)	178,448	175,127
4.000%, 07/20/41	35,697	35,217
4.500%, 09/20/41	22,570	22,800
		837,156
Agency Mortgage-Backed Securities — 9.8%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	90,077	69,878
1.500%, 10/01/51	153,293	118,370
2.000%, 02/01/42	384,996	333,436
2.000%, 08/01/51	425,795	347,179
2.000%, 02/01/52	706,197	574,180
2.500%, 04/01/48	52,325	45,542
2.500%, 10/01/51	235,814	202,755
2.500%, 12/01/51	2,076,243	1,760,162
2.500%, 03/01/52	203,051	172,518
2.500%, 04/01/52	460,510	391,521
See accompanying notes to financial statements.
BHFTII-322

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 09/01/52	52,872	$45,001
3.000%, 01/01/38	143,011	135,397
3.000%, 10/01/42	189,091	174,873
3.000%, 04/01/43	439,450	406,640
3.000%, 05/01/43	377,108	348,784
3.000%, 05/01/46	156,805	143,305
3.000%, 10/01/46	353,704	323,290
3.000%, 11/01/46	376,605	343,374
3.000%, 03/01/48	32,650	29,433
3.000%, 07/01/50	16,521	14,964
3.000%, 04/01/52	146,746	130,111
3.000%, 05/01/52	339,183	300,354
3.000%, 06/01/52	694,766	615,648
3.500%, 11/01/37	96,597	93,574
3.500%, 02/01/42	150,459	144,276
3.500%, 04/01/42	80,804	77,633
3.500%, 12/01/42	262,041	251,609
3.500%, 04/01/43	35,877	34,518
3.500%, 07/01/43	13,060	12,464
3.500%, 08/01/43	160,080	152,641
3.500%, 12/01/45	88,048	83,553
3.500%, 12/01/46	423,541	400,053
3.500%, 05/01/52	71,841	67,080
4.000%, 08/01/37	26,336	25,994
4.000%, 11/01/40	119,868	117,586
4.000%, 01/01/41	251,028	245,057
4.000%, 04/01/44	92,755	90,016
4.000%, 08/01/47	154,301	148,656
4.500%, 04/01/35	8,789	8,876
4.500%, 03/01/39	152,741	152,899
4.500%, 07/01/39	44,483	44,920
4.500%, 09/01/39	24,003	24,238
4.500%, 10/01/39	13,720	13,853
4.500%, 12/01/39	22,431	22,638
4.500%, 05/01/42	40,940	41,266
4.500%, 10/01/52	414,942	406,689
5.000%, 09/01/33	33,035	33,593
5.000%, 03/01/34	10,455	10,500
5.000%, 04/01/34	6,424	6,532
5.000%, 08/01/35	7,305	7,505
5.000%, 10/01/35	18,582	19,088
5.000%, 11/01/35	16,126	16,595
5.000%, 12/01/36	10,122	10,408
5.000%, 07/01/39	68,897	70,931
5.000%, 08/01/52	422,367	423,496
5.000%, 02/01/53	608,245	608,946
5.000%, 09/01/53	84,649	84,687
5.000%, 04/01/55	49,918	49,813
5.500%, 12/01/33	41,444	42,256
5.500%, 01/01/34	30,589	31,434
5.500%, 04/01/34	3,562	3,630
5.500%, 11/01/34	5,416	5,561
5.500%, 05/01/35	2,847	2,955
5.500%, 09/01/35	5,374	5,566
5.500%, 10/01/35	13,582	13,944
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 03/01/53	421,645	$429,492
5.500%, 04/01/53	152,322	156,684
6.000%, 04/01/34	26,861	27,586
6.000%, 07/01/34	10,332	10,648
6.000%, 08/01/34	50,928	52,480
6.000%, 09/01/34	1,667	1,732
6.000%, 07/01/35	8,810	9,328
6.000%, 08/01/35	9,802	10,373
6.000%, 11/01/35	9,192	9,690
6.000%, 03/01/36	5,404	5,585
6.000%, 10/01/36	4,243	4,362
6.000%, 05/01/37	22,489	23,818
6.000%, 06/01/37	5,722	5,982
6.000%, 12/01/52	81,989	85,485
6.000%, 02/01/55	403,098	419,141
6.500%, 05/01/34	2,666	2,769
6.500%, 06/01/34	14,222	14,770
6.500%, 08/01/34	3,060	3,184
6.500%, 10/01/34	14,354	15,037
6.500%, 11/01/34	28,471	29,968
6.500%, 05/01/37	12,277	12,950
6.500%, 07/01/37	10,445	11,043
6.500%, 09/01/54	1,062,914	1,106,343
6.500%, 11/01/54	188,468	196,683
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.195%, 11/25/27 (c) (d)	5,207,000	18,903
0.248%, 12/25/27 (c) (d)	3,235,000	16,190
0.276%, 11/25/27 (c) (d)	3,440,735	14,695
0.279%, 09/25/27 (c) (d)	3,341,000	18,324
0.286%, 11/25/32 (c) (d)	2,532,634	36,105
0.313%, 12/25/27 (c) (d)	3,579,000	21,659
0.316%, 11/25/27 (c) (d)	3,122,129	16,005
0.320%, 01/25/31 (c) (d)	1,555,960	19,458
0.326%, 08/25/27 (c) (d)	3,107,000	18,470
0.349%, 11/25/31 (c) (d)	2,325,421	41,675
0.362%, 12/25/27 (c) (d)	5,199,197	33,434
0.404%, 08/25/27 (c) (d)	1,932,639	11,678
0.496%, 12/25/31 (c) (d)	2,074,891	52,600
0.506%, 08/25/31 (c) (d)	482,595	11,727
0.509%, 03/25/31 (c) (d)	1,249,049	27,023
0.536%, 09/25/31 (c) (d)	1,578,796	42,999
0.561%, 07/25/27 (c) (d)	3,597,475	24,866
0.567%, 12/25/31 (c) (d)	3,517,256	99,368
0.637%, 06/25/27 (c) (d)	4,356,000	44,010
0.726%, 06/25/27 (c) (d)	1,346,010	10,473
0.731%, 03/25/31 (c) (d)	539,591	18,631
0.779%, 01/25/31 (c) (d)	658,188	23,414
0.855%, 09/25/31 (c) (d)	453,515	19,024
0.935%, 01/25/31 (c) (d)	441,180	18,397
0.938%, 07/25/31 (c) (d)	361,575	16,958
1.080%, 11/25/30 (c) (d)	400,945	18,869
1.082%, 07/25/29 (c) (d)	247,780	8,358
1.135%, 08/25/29 (c) (d)	1,546,209	54,197
1.168%, 09/25/30 (c) (d)	229,735	11,292
See accompanying notes to financial statements.
BHFTII-323

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.214%, 05/25/31 (c) (d)	240,722	$13,629
1.341%, 06/25/30 (c) (d)	396,103	21,148
1.597%, 08/25/30 (c) (d)	357,560	23,300
1.666%, 05/25/30 (c) (d)	384,386	25,167
1.797%, 04/25/30 (c) (d)	300,000	20,348
1.798%, 05/25/30 (c) (d)	1,002,928	71,143
1.838%, 04/25/30 (c) (d)	808,011	57,146
Federal National Mortgage Association
1.500%, 02/01/42	27,422	23,112
1.500%, 09/01/51	849,505	657,208
2.000%, 02/01/42	557,876	484,544
2.000%, 03/01/42	349,903	303,691
2.000%, 04/01/42	594,982	516,404
2.000%, 08/01/50	191,029	155,866
2.000%, 02/01/51	64,058	52,856
2.000%, 04/01/51	159,524	129,954
2.000%, 10/01/51	64,215	52,152
2.000%, 12/01/51	57,484	46,649
2.000%, 02/01/52	334,802	271,468
2.000%, 04/01/52	89,544	72,442
2.500%, 11/01/31	10,808	10,461
2.500%, 07/01/37	185,784	176,227
2.500%, 03/01/42	267,004	238,405
2.500%, 04/01/42	421,102	372,998
2.500%, 01/01/50	407,232	348,482
2.500%, 02/01/50	145,414	125,321
2.500%, 03/01/50	217,343	187,078
2.500%, 06/01/50	29,499	25,596
2.500%, 07/01/50	232,521	201,195
2.500%, 10/01/50	275,314	238,157
2.500%, 02/01/51	250,896	213,200
2.500%, 05/01/51	1,188,119	1,005,935
2.500%, 06/01/51	846,584	717,162
2.500%, 08/01/51	102,106	88,048
2.500%, 10/01/51	39,987	34,066
2.500%, 12/01/51	904,553	773,829
2.500%, 01/01/52	767,443	658,937
2.500%, 02/01/52	224,077	190,648
2.500%, 03/01/52	503,737	432,250
2.500%, 04/01/52	598,230	508,609
2.500%, 06/01/52	20,552	17,480
2.500%, 07/01/52	567,774	481,116
3.000%, 11/01/28	16,334	16,141
3.000%, 09/01/30	14,126	13,879
3.000%, 08/01/33	10,594	10,334
3.000%, 10/01/33	306,472	296,729
3.000%, 12/01/33	21,524	20,889
3.000%, 07/01/37	41,386	39,258
3.000%, 11/01/37	74,136	69,876
3.000%, 09/01/46	67,771	61,871
3.000%, 04/01/51	20,907	18,577
3.000%, 06/01/51	89,951	81,502
3.000%, 12/01/51	539,189	482,228
3.000%, 01/01/52	241,423	217,830
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 03/01/52	956,852	$847,763
3.000%, 05/01/52	860,955	762,663
3.000%, 07/01/52	329,856	292,653
3.000%, 08/01/52	290,988	257,816
3.000%, 09/01/52	21,081	18,799
3.500%, 04/01/38	69,325	66,922
3.500%, 11/01/41	11,611	11,068
3.500%, 01/01/42	178,722	171,697
3.500%, 01/01/43	68,940	65,738
3.500%, 04/01/43	223,282	212,890
3.500%, 05/01/43	195,420	186,366
3.500%, 07/01/43	279,021	265,862
3.500%, 08/01/43	111,687	106,513
3.500%, 09/01/43	395,931	377,256
3.500%, 02/01/45	311,487	296,749
3.500%, 09/01/45	272,044	258,221
3.500%, 10/01/45	224,230	212,850
3.500%, 01/01/46	78,364	74,351
3.500%, 05/01/46	86,282	81,730
3.500%, 07/01/46	279,285	264,202
3.500%, 05/01/52	180,616	167,389
4.000%, 09/01/40	186,932	183,317
4.000%, 11/01/40	56,430	55,259
4.000%, 12/01/40	127,583	124,482
4.000%, 02/01/41	69,856	68,446
4.000%, 06/01/41	128,664	125,941
4.000%, 11/01/41	58,158	56,915
4.000%, 01/01/42	405,143	396,231
4.000%, 04/01/42	39,241	38,390
4.000%, 10/01/42	49,726	48,647
4.000%, 12/01/42	49,577	48,502
4.000%, 01/01/43	60,869	59,464
4.000%, 04/01/43	12,940	12,655
4.000%, 05/01/43	113,520	111,010
4.000%, 06/01/43	51,576	50,441
4.000%, 07/01/43	45,314	44,246
4.000%, 04/01/44	30,290	29,623
4.000%, 05/01/44	102,102	99,856
4.000%, 11/01/44	38,735	37,535
4.000%, 06/01/47	131,829	127,942
4.500%, 08/01/33	29,673	29,733
4.500%, 03/01/34	86,150	86,015
4.500%, 07/01/38	166,253	166,553
4.500%, 01/01/40	28,614	28,790
4.500%, 08/01/40	6,077	6,124
4.500%, 02/01/41	35,607	35,915
4.500%, 04/01/41	109,832	110,518
4.500%, 11/01/42	26,087	26,245
4.500%, 01/01/43	66,483	66,880
4.500%, 04/01/44	418,341	420,838
4.500%, 06/01/44	37,923	38,097
4.500%, 09/01/52	350,804	344,623
5.000%, 11/01/33	16,842	17,106
5.000%, 03/01/34	14,835	15,060
5.000%, 05/01/34	4,818	4,893
See accompanying notes to financial statements.
BHFTII-324

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 08/01/34	5,964	$6,032
5.000%, 09/01/34	23,563	23,928
5.000%, 06/01/35	15,373	15,780
5.000%, 07/01/35	49,590	50,722
5.000%, 08/01/35	16,095	16,521
5.000%, 09/01/35	11,188	11,489
5.000%, 10/01/35	42,441	43,545
5.000%, 07/01/39	23,305	23,929
5.000%, 10/01/39	24,606	25,334
5.000%, 11/01/39	12,876	13,240
5.000%, 11/01/40	22,145	22,729
5.000%, 03/01/41	17,177	17,625
5.000%, 02/01/53	384,492	384,766
5.500%, 02/01/33	1,170	1,186
5.500%, 05/01/33	507	514
5.500%, 06/01/33	35,752	36,560
5.500%, 07/01/33	27,348	28,069
5.500%, 11/01/33	17,208	17,662
5.500%, 01/01/34	10,405	10,634
5.500%, 02/01/34	22,546	23,083
5.500%, 03/01/34	8,499	8,616
5.500%, 04/01/34	11,234	11,390
5.500%, 05/01/34	33,676	34,175
5.500%, 06/01/34	66,954	67,884
5.500%, 07/01/34	17,624	17,984
5.500%, 09/01/34	98,124	101,332
5.500%, 10/01/34	83,348	84,537
5.500%, 11/01/34	134,713	137,836
5.500%, 12/01/34	39,673	40,669
5.500%, 01/01/35	73,999	77,365
5.500%, 04/01/35	17,848	18,591
5.500%, 09/01/35	49,317	51,561
5.500%, 11/01/52	1,132,196	1,151,537
5.500%, 11/01/53	447,005	454,045
5.500%, 01/01/55	243,206	246,661
5.500%, 05/01/55	72,944	73,980
6.000%, 02/01/32	23,725	24,603
6.000%, 03/01/34	6,147	6,306
6.000%, 04/01/34	64,007	66,569
6.000%, 06/01/34	56,966	58,614
6.000%, 07/01/34	29,062	30,220
6.000%, 08/01/34	53,687	55,623
6.000%, 10/01/34	21,984	22,553
6.000%, 11/01/34	6,149	6,375
6.000%, 12/01/34	3,278	3,397
6.000%, 08/01/35	4,312	4,478
6.000%, 09/01/35	11,236	11,813
6.000%, 10/01/35	22,333	23,410
6.000%, 12/01/35	23,229	24,378
6.000%, 02/01/36	21,316	22,250
6.000%, 04/01/36	13,870	14,492
6.000%, 06/01/36	2,319	2,446
6.000%, 07/01/37	15,717	16,380
6.000%, 02/01/54	159,366	163,944
6.000%, 03/01/54	420,298	432,101
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 04/01/54	462,358	$475,066
6.500%, 06/01/31	4,194	4,353
6.500%, 09/01/31	7,910	8,207
6.500%, 02/01/32	3,348	3,473
6.500%, 07/01/32	14,615	15,327
6.500%, 08/01/32	9,750	10,116
6.500%, 01/01/33	8,245	8,555
6.500%, 04/01/34	20,853	21,745
6.500%, 06/01/34	5,630	5,911
6.500%, 04/01/36	8,406	8,831
6.500%, 05/01/36	12,618	13,295
6.500%, 02/01/37	30,226	31,817
6.500%, 07/01/37	12,799	13,417
6.500%, 12/01/53	77,763	80,781
6.500%, 05/01/54	143,476	149,040
6.500%, 11/01/55	322,293	334,787
Government National Mortgage Association
2.000%, 11/20/50	305,133	252,807
2.000%, 01/20/52	960,776	795,947
2.500%, 08/20/51	215,488	185,974
2.500%, 09/20/51	877,639	757,431
2.500%, 02/20/52	860,256	742,426
3.000%, 04/20/45	63,598	58,137
3.000%, 04/20/46	28,920	26,320
3.000%, 08/20/46	31,802	28,943
3.000%, 09/20/46	71,975	65,653
3.000%, 11/20/47	338,718	308,420
3.000%, 01/20/48	482,509	438,229
3.000%, 02/20/48	28,456	25,871
3.000%, 04/20/48	9,762	8,888
3.000%, 11/20/51	134,244	120,779
3.000%, 05/20/52	298,599	268,649
3.000%, 06/20/52	654,565	588,911
3.000%, 11/20/52	359,530	323,706
3.500%, 12/15/41	163,285	152,536
3.500%, 02/15/42	24,049	22,451
3.500%, 06/20/43	164,361	154,887
3.500%, 07/20/43	205,236	193,527
3.500%, 11/20/47	27,680	25,774
3.500%, 03/20/48	320,975	297,787
3.500%, 05/20/55	597,168	543,816
4.000%, 01/20/41	176,548	171,736
4.000%, 02/20/41	43,728	42,533
4.000%, 04/20/41	34,970	34,008
4.000%, 02/20/42	46,114	44,825
4.000%, 07/20/52	171,438	163,437
4.000%, 09/20/52	77,944	74,250
4.000%, 10/20/52	473,138	450,080
4.500%, 07/20/33	2,133	2,129
4.500%, 09/15/33	13,523	13,447
4.500%, 09/20/33	1,704	1,700
4.500%, 12/20/34	1,315	1,327
4.500%, 03/20/35	8,154	8,133
4.500%, 11/15/39	36,322	36,417
4.500%, 03/15/40	66,871	66,730
See accompanying notes to financial statements.
BHFTII-325

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 04/15/40	63,189	$62,619
4.500%, 06/15/40	21,347	21,207
4.500%, 01/20/41	49,373	49,719
4.500%, 09/20/52	1,177,374	1,155,513
4.500%, 11/20/52	525,638	515,797
4.500%, 12/20/52	574,151	563,120
5.000%, 07/20/33	6,444	6,526
5.000%, 03/15/34	5,154	5,230
5.000%, 06/15/34	13,453	13,652
5.000%, 12/15/34	2,022	2,025
5.000%, 06/15/35	4,775	4,899
5.000%, 01/20/53	37,474	37,526
5.000%, 03/20/53	424,176	424,427
5.000%, 05/20/53	1,169,273	1,169,737
5.500%, 11/15/32	10,018	10,122
5.500%, 08/15/33	22,462	22,783
5.500%, 12/15/33	25,267	26,097
5.500%, 09/15/34	17,467	17,697
5.500%, 10/15/35	5,694	5,893
5.500%, 02/20/53	420,096	427,313
5.500%, 05/20/54	503,096	508,943
5.500%, 03/20/55	599,358	606,270
6.000%, 12/15/28	3,981	4,041
6.000%, 12/15/31	3,678	3,742
6.000%, 10/15/32	34,521	35,950
6.000%, 01/15/33	172	175
6.000%, 02/15/33	694	714
6.000%, 04/15/33	31,419	32,799
6.000%, 08/15/33	118	120
6.000%, 07/15/34	14,371	14,777
6.000%, 09/15/34	11,481	11,637
6.000%, 01/20/35	8,982	9,426
6.000%, 02/20/35	4,677	4,856
6.000%, 04/20/35	8,424	8,840
6.000%, 01/15/38	35,819	37,575
6.000%, 03/20/55	1,179,858	1,203,180
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	2,475,000	2,000,100
2.500%, TBA (e)	400,000	338,094
3.000%, TBA (e)	25,000	22,108
3.500%, TBA (e)	700,000	647,090
		57,093,654
Total Agency Sponsored Mortgage-Backed Securities (Cost $62,015,383)		57,930,810

U.S. Treasury & Government Agencies—9.0%
U.S. Treasury — 9.0%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	359,277
2.250%, 08/15/46 (b)	11,800,000	7,765,414
2.250%, 02/15/52	2,200,000	1,334,781
2.500%, 02/15/45	68,000	48,158
2.875%, 05/15/43 (b)	2,550,000	1,979,537
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 11/15/46	2,439,000	$1,801,049
4.000%, 11/15/42	900,000	824,906
4.000%, 11/15/52 (b)	1,100,000	953,863
4.125%, 08/15/53	1,100,000	973,758
4.250%, 02/15/54	5,320,000	4,809,613
4.500%, 02/15/44	1,400,000	1,354,391
4.500%, 11/15/54	1,900,000	1,792,086
4.750%, 11/15/53 (b)	3,200,000	3,141,375
U.S. Treasury Notes
4.250%, 06/30/29	7,200,000	7,352,156
4.250%, 11/15/34	7,000,000	7,073,555
4.500%, 04/15/27 (b) (f)	6,850,000	6,934,287
4.500%, 05/31/29	3,860,000	3,970,975
Total U.S. Treasury & Government Agencies (Cost $56,152,719)		52,469,181

Asset-Backed Securities—4.1%
Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
4.220%, 03/19/29 (144A)	157,000	157,241
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	43,369	43,701
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	172,977	173,785
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	90,528	90,979
Enterprise Fleet Financing LLC
4.690%, 07/20/27 (144A)	134,504	134,972
6.400%, 03/20/30 (144A)	166,207	168,251
GLS Auto Select Receivables Trust
6.370%, 06/15/28 (144A)	15,149	15,218
Hyundai Auto Lease Securitization Trust
4.580%, 09/15/27 (144A)	336,683	337,932
Nissan Master Owner Trust Receivables
4.654%, SOFR30A + 0.670%, 02/15/28 (144A) (c)	408,876	409,001
Santander Drive Auto Receivables Trust
4.760%, 08/16/27	104,994	105,017
Stellantis Financial Underwritten Enhanced Lease Trust
4.630%, 07/20/27 (144A)	378,459	379,744
		2,015,841
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
5.442%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	67,233	164,697
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (c)	15,590	15,519
Home Equity Loan Trust
3.402%, 12/25/35 (c)	20,344	290
		180,506
Asset-Backed - Other — 3.7%
Affirm Asset Securitization Trust
5.080%, 04/15/30 (144A)	55,179	55,259
See accompanying notes to financial statements.
BHFTII-326

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Arbor Realty Commercial Real Estate Notes Ltd.
6.084%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	$1,468,333
BDS LLC
5.400%, 1M TSFR + 1.400%, 07/19/43 (144A) (c)	937,757	938,052
BSPRT Issuer Ltd.
6.034%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	522,624
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	206,675	211,513
Dryden 55 CLO Ltd.
5.186%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	356,758	356,773
Dryden 86 CLO Ltd.
5.482%, 3M TSFR + 1.600%, 07/17/34 (144A) (c)	1,450,285	1,450,898
Dryden XXVI Senior Loan Fund
5.066%, 3M TSFR + 1.162%, 04/15/29 (144A) (c)	39,523	39,513
LoanCore Issuer Ltd.
5.615%, 1M TSFR + 1.864%, 07/15/36 (144A) (c)	879,791	878,807
5.765%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,915,648
MF1 LLC
5.434%, 1M TSFR + 1.700%, 02/18/43 (144A) (c)	1,180,000	1,181,471
MF1 Ltd.
5.681%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	648,099
Neuberger Berman CLO XX Ltd.
5.055%, 3M TSFR + 1.150%, 04/15/39 (144A) (c)	600,000	599,644
OCP CLO Ltd.
5.508%, 3M TSFR + 1.650%, 01/26/38 (144A) (c)	4,041,128	4,051,607
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	108,317	108,707
Palmer Square Loan Funding Ltd.
5.515%, 3M TSFR + 1.650%, 08/08/32 (144A) (c)	1,329,638	1,330,589
Parallel Ltd.
5.684%, 3M TSFR + 1.800%, 07/20/36 (144A) (c)	523,330	523,969
Starwood Ltd.
5.784%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,493,307
TRTX Issuer Ltd.
5.534%, 1M TSFR + 1.450%, 06/18/43 (144A) (c)	1,276,419	1,276,819
Voya Ltd.
5.616%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	584,168	584,373
		21,636,005
Total Asset-Backed Securities (Cost $23,742,342)		23,832,352

Non-Agency Mortgage-Backed Securities—2.7%
Collateralized Mortgage Obligations — 0.9%
Angel Oak Mortgage Trust
4.960%, 09/25/70 (144A) (c)	207,592	207,823
5.138%, 09/25/69 (144A) (g)	368,537	369,542
5.348%, 10/25/69 (144A) (g)	681,983	685,223
5.653%, 10/25/69 (144A) (g)	587,669	592,682
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	407,536	408,319
Morgan Stanley Residential Mortgage Loan Trust
5.152%, 07/25/70 (144A) (c)	651,293	653,534
5.241%, 11/25/70 (144A) (g)	193,116	193,971
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust
5.021%, 10/25/65 (144A) (c)	283,339	$284,119
5.316%, 10/25/64 (144A) (g)	238,434	239,818
5.441%, 05/25/65 (144A) (c)	283,331	285,797
5.547%, 12/25/64 (144A) (c)	324,892	327,548
Rate Mortgage Trust
5.424%, SOFR30A + 1.550%, 11/25/55 (144A) (c)	806,734	806,371
Verus Securitization Trust
4.935%, 10/27/70 (144A) (c)	134,597	134,755
5.364%, 10/25/69 (144A) (c)	149,269	150,050
		5,339,552
Commercial Mortgage-Backed Securities — 1.8%
ARDN Mortgage Trust
5.500%, 1M TSFR + 1.750%, 06/15/35 (144A) (c)	1,112,000	1,113,730
AREIT Trust
5.787%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	888,357
Bank
5.745%, 08/15/56	533,187	562,187
Bank5
5.225%, 11/15/58	524,095	540,344
Benchmark Mortgage Trust
5.184%, 10/15/58	505,432	520,496
6.363%, 07/15/56 (c)	38,197	39,940
BX Commercial Mortgage Trust
5.130%, 1M TSFR + 1.380%, 08/15/42 (144A) (c)	681,341	682,189
BXMT Ltd.
5.150%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,524,032
Dwight Issuer LLC
5.397%, 1M TSFR + 1.662%, 06/18/42 (144A) (c)	638,500	640,096
ELM Trust
5.995%, 06/10/39 (144A) (c)	668,793	672,300
MF1 Trust
5.276%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	1,364,066	1,365,769
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	512,738
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (c)	591,406	638,064
PRM Trust
4.480%, 07/05/33 (144A) (c)	366,561	366,141
Ready Capital Mortgage Financing LLC
5.646%, 1M TSFR + 1.914%, 11/25/36 (144A) (c)	320,000	319,428
		10,385,811
Total Non-Agency Mortgage-Backed Securities (Cost $15,675,055)		15,725,363

Preferred Stocks—1.0%
Household Products — 0.6%
Henkel AG & Co. KGaA	40,029	3,271,538
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd.	37,483	2,300,274
Total Preferred Stocks (Cost $4,959,217)		5,571,812
See accompanying notes to financial statements.
BHFTII-327

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Municipals—0.5%

Security Description	Principal Amount*/ Shares	Value

Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	$806,785
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,258,470
Rhode Island Student Loan Authority
6.081%, 12/01/42	600,000	609,050
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	288,914
Total Municipals (Cost $2,774,006)		2,963,219

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27 (Cost $1,317,650)	26,353	1,819,938

Short-Term Investments—1.2%
Discount Note—1.2%
Federal Home Loan Bank
3.500%, 01/02/26 (h)	6,973,000	6,971,640
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $1,343; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $1,487	1,343	1,343
Total Short-Term Investments (Cost $6,973,665)		6,972,983

Securities Lending Reinvestments (i)—3.9%
Short-Term Investment Funds—2.5%
Allspring Government Money Market Fund, Select Class 3.710% (j)	1,500,000	1,500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (j)	2,500,000	2,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (j)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 3.710% (j)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (j)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (j)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.690% (j)	1,500,000	1,500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (j)	2,000,000	2,000,000
		14,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—1.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.810%, due on 01/02/26 with a maturity value of $1,500,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 02/19/26 - 02/15/55, and an aggregate market value of $1,530,000	1,500,000	$1,500,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,676,744; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,730,279	2,676,175	2,676,175
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $3,000,652; collateralized by various Common Stock with an aggregate market value of $3,333,701	3,000,000	3,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $1,000,213; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $1,020,217	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $102,000	100,000	100,000
		8,276,175
Total Securities Lending Reinvestments (Cost $22,776,175)		22,776,175
Total Investments—104.2% (Cost $539,064,500)		605,567,522
Other assets and liabilities (net)—(4.2)%		(24,480,115)
Net Assets—100.0%		$581,087,407

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $59,314,133 and the collateral received consisted of cash in the amount of $22,776,175 and non-cash collateral with a value of $38,606,237. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference

See accompanying notes to financial statements.
BHFTII-328

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
index and spread in their description above.
(d)	Interest only security.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of December 31, 2025, the market value of securities pledged was $241,941.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of December 31,
2025.
(j)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$53,258,866, which is 9.2% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$110,322,095	$80,993,952	$112 ,481,591	$136,804,808
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2025 were as follows:
Purchases	Sales
$78,145,679	$75,233,924
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(15,595,499)	$—	$—	$—	$(15,595,499)
Corporate Bonds & Notes	(7,180,676)	—	—	—	(7,180,676)
Total Borrowings	$(22,776,175)	$—	$—	$—	$(22,776,175)
Gross amount of recognized liabilities for securities lending transactions					$(22,776,175)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	03/31/26	90	USD	18,791,016	$(13,846)
U.S. Treasury Note 5 Year Futures	03/31/26	35	USD	3,825,664	(15,163)
U.S. Treasury Note Ultra 10 Year Futures	03/20/26	15	USD	1,725,234	(7,555)
U.S. Treasury Ultra Long Bond Futures	03/20/26	8	USD	944,000	(22,530)
Net Unrealized Depreciation					$(59,094)
See accompanying notes to financial statements.
BHFTII-329

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized depreciation on futures contracts (a)	$59,094

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$237,968

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(38,862)
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$24,976,545
Futures contracts short	(1,782,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,591,815	$—	$—	$9,591,815
Automobile Components	9,882,832	—	—	9,882,832
Banks	26,538,756	—	—	26,538,756
Beverages	2,790,793	1,947,279	—	4,738,072
Building Products	8,554,852	—	—	8,554,852
Capital Markets	36,504,289	—	—	36,504,289
Chemicals	8,141,824	—	—	8,141,824
Consumer Staples Distribution & Retail	4,580,128	—	—	4,580,128
Containers & Packaging	3,146,509	—	—	3,146,509
Distributors	3,060,710	—	—	3,060,710
Electric Utilities	12,575,103	—	—	12,575,103
Electrical Equipment	4,412,840	—	—	4,412,840
Energy Equipment & Services	884,928	—	—	884,928
Entertainment	6,759,924	—	—	6,759,924
Financial Services	3,748,303	—	—	3,748,303
Ground Transportation	5,442,728	—	—	5,442,728
Health Care Equipment & Supplies	23,605,896	—	—	23,605,896
Health Care Providers & Services	11,481,645	—	—	11,481,645
Hotels, Restaurants & Leisure	1,609,096	—	—	1,609,096
Household Durables	1,420,791	—	—	1,420,791
Industrial Conglomerates	2,979,415	—	—	2,979,415
Insurance	24,043,725	—	—	24,043,725
IT Services	6,732,133	—	—	6,732,133
Life Sciences Tools & Services	8,092,364	—	—	8,092,364
Machinery	3,195,153	976,546	—	4,171,699
See accompanying notes to financial statements.
BHFTII-330

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Media	$16,163,278	$—	$—	$16,163,278
Metals & Mining	—	1,535,300	—	1,535,300
Multi-Utilities	—	4,129,672	—	4,129,672
Oil, Gas & Consumable Fuels	22,938,152	—	—	22,938,152
Passenger Airlines	1,571,563	—	—	1,571,563
Personal Care Products	8,936,604	—	—	8,936,604
Pharmaceuticals	21,015,157	3,858,271	—	24,873,428
Professional Services	1,131,288	—	—	1,131,288
Semiconductors & Semiconductor Equipment	9,886,788	—	—	9,886,788
Software	9,101,728	—	—	9,101,728
Tobacco	8,427,123	—	—	8,427,123
Total Common Stocks	328,948,233	12,447,068	—	341,395,301
Total Corporate Bonds & Notes*	—	74,110,388	—	74,110,388
Total Agency Sponsored Mortgage-Backed Securities*	—	57,930,810	—	57,930,810
Total U.S. Treasury & Government Agencies*	—	52,469,181	—	52,469,181
Total Asset-Backed Securities*	—	23,832,352	—	23,832,352
Total Non-Agency Mortgage-Backed Securities*	—	15,725,363	—	15,725,363
Total Preferred Stocks*	—	5,571,812	—	5,571,812
Total Municipals*	—	2,963,219	—	2,963,219
Total Convertible Preferred Stocks*	1,819,938	—	—	1,819,938
Total Short-Term Investments*	—	6,972,983	—	6,972,983
Securities Lending Reinvestments
Short-Term Investment Funds	14,500,000	—	—	14,500,000
Repurchase Agreements	—	8,276,175	—	8,276,175
Total Securities Lending Reinvestments	14,500,000	8,276,175	—	22,776,175
Total Investments	$345,268,171	$260,299,351	$—	$605,567,522
Collateral for Securities Loaned (Liability)	$—	$(22,776,175)	$—	$(22,776,175)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(59,094)	$—	$—	$(59,094)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-331

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$605,567,522
Cash denominated in foreign currencies (c)	7
Receivable for:
Fund shares sold	28,803
Dividends and interest	2,406,528
Prepaid expenses	2,086
Total Assets	608,004,946
Liabilities
Due to custodian	1,078
Collateral for securities loaned	22,776,175
Payable for:
TBA securities purchased	3,009,069
Fund shares redeemed	210,497
Variation margin on futures contracts	16,194
Accrued Expenses:
Management fees	271,542
Distribution and service fees	76,380
Deferred trustees’ fees	240,456
Other expenses	316,148
Total Liabilities	26,917,539
Net Assets	$581,087,407
Net Assets Consist of:
Paid in surplus	$465,430,927
Distributable earnings (Accumulated losses)	115,656,480
Net Assets	$581,087,407
Net Assets
Class A	$159,866,777
Class B	130,144,075
Class E	17,421,916
Class F	273,654,639
Capital Shares Outstanding*
Class A	1,053,921
Class B	880,057
Class E	116,012
Class F	1,833,435
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$151.69
Class B	147.88
Class E	150.17
Class F	149.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $539,064,500.
(b)	Includes securities loaned at value of $59,314,133.
(c)	Identified cost of cash denominated in foreign currencies was $7.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$8,217,716
Interest	10,617,683
Securities lending income	44,035
Other income	4,324
Total investment income	18,883,758
Expenses
Management fees	3,340,854
Administration fees	53,764
Custodian and accounting fees	102,409
Distribution and service fees—Class B	334,222
Distribution and service fees—Class E	27,117
Distribution and service fees—Class F	550,438
Audit and tax services	71,269
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	61,883
Insurance	5,117
Miscellaneous	24,175
Total expenses	4,681,833
Less management fee waiver	(127,350)
Net expenses	4,554,483
Net Investment Income	14,329,275
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	37,659,495
Futures contracts	237,968
Foreign currency transactions	205
Net realized gain (loss)	37,897,668
Net change in unrealized appreciation (depreciation) on:
Investments	8,375,323
Futures contracts	(38,862)
Foreign currency transactions	15,189
Net change in unrealized appreciation (depreciation)	8,351,650
Net realized and unrealized gain (loss)	46,249,318
Net Increase (Decrease) in Net Assets From Operations	$60,578,593

(a)	Net of foreign withholding taxes of $79,517.
See accompanying notes to financial statements.
BHFTII-332

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,329,275	$14,599,214
Net realized gain (loss)	37,897,668	42,673,115
Net change in unrealized appreciation (depreciation)	8,351,650	(11,576,028)
Increase (decrease) in net assets from operations	60,578,593	45,696,301
From Distributions to Shareholders
Class A	(15,178,865)	(11,589,098)
Class B	(12,785,288)	(10,667,877)
Class E	(1,740,129)	(1,410,263)
Class F	(26,307,039)	(20,767,987)
Total distributions	(56,011,321)	(44,435,225)
Increase (decrease) in net assets from capital share transactions	(17,429,825)	(28,253,652)
Total increase (decrease) in net assets	(12,862,553)	(26,992,576)
Net Assets
Beginning of period	593,949,960	620,942,536
End of period	$581,087,407	$593,949,960

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	33,218	$4,989,380	30,125	$4,586,910
Reinvestments	107,545	15,178,865	79,623	11,589,098
Redemptions	(129,216)	(19,372,781)	(122,402)	(18,749,282)
Net increase (decrease)	11,547	$795,464	(12,654)	$(2,573,274)
Class B
Sales	25,369	$3,690,429	16,970	$2,519,011
Reinvestments	92,788	12,785,288	74,920	10,667,877
Redemptions	(171,123)	(25,046,149)	(179,855)	(26,857,541)
Net increase (decrease)	(52,966)	$(8,570,432)	(87,965)	$(13,670,653)
Class E
Sales	3,146	$463,118	16,809	$2,551,858
Reinvestments	12,443	1,740,129	9,771	1,410,263
Redemptions	(22,148)	(3,280,816)	(34,756)	(5,266,157)
Net increase (decrease)	(6,559)	$(1,077,569)	(8,176)	$(1,304,036)
Class F
Sales	47,917	$7,087,310	77,064	$11,621,789
Reinvestments	189,218	26,307,039	144,654	20,767,987
Redemptions	(284,372)	(41,971,637)	(285,825)	(43,095,465)
Net increase (decrease)	(47,237)	$(8,577,288)	(64,107)	$(10,705,689)
Increase (decrease) derived from capital shares transactions		$(17,429,825)		$(28,253,652)
See accompanying notes to financial statements.
BHFTII-333

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$151.19	$151.38	$147.81	$186.11	$176.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.91	3.86	3.72	3.11	2.70
Net realized and unrealized gain (loss)	11.76	7.48	10.89	(21.88)	21.69
Total income (loss) from investment operations	15.67	11.34	14.61	(18.77)	24.39
Less Distributions
Distributions from net investment income	(4.45)	(4.08)	(3.35)	(3.10)	(3.57)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(15.17)	(11.53)	(11.04)	(19.53)	(14.85)
Net Asset Value, End of Period	$151.69	$151.19	$151.38	$147.81	$186.11
Total Return (%) (b)	11.11	7.78	10.40	(9.63)	14.22
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64	0.64	0.64	0.63	0.62
Net ratio of expenses to average net assets (%) (c)	0.62	0.62	0.62	0.60	0.59
Ratio of net investment income (loss) to average net assets (%)	2.61	2.53	2.55	1.96	1.47
Portfolio turnover rate (%)	33 (d)	34 (d)	32 (d)	62 (d)	92 (d)
Net assets, end of period (in millions)	$159.9	$157.6	$159.7	$158.6	$188.2

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$147.71	$148.12	$144.80	$182.66	$173.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.44	3.40	3.28	2.66	2.20
Net realized and unrealized gain (loss)	11.48	7.32	10.67	(21.48)	21.32
Total income (loss) from investment operations	14.92	10.72	13.95	(18.82)	23.52
Less Distributions
Distributions from net investment income	(4.03)	(3.68)	(2.94)	(2.61)	(3.14)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.75)	(11.13)	(10.63)	(19.04)	(14.42)
Net Asset Value, End of Period	$147.88	$147.71	$148.12	$144.80	$182.66
Total Return (%) (b)	10.83	7.52	10.13	(9.87)	13.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	0.89	0.89	0.88	0.87
Net ratio of expenses to average net assets (%) (c)	0.87	0.87	0.87	0.85	0.84
Ratio of net investment income (loss) to average net assets (%)	2.36	2.28	2.29	1.70	1.22
Portfolio turnover rate (%)	33 (d)	34 (d)	32 (d)	62 (d)	92 (d)
Net assets, end of period (in millions)	$130.1	$137.8	$151.2	$154.9	$196.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-334

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$149.80	$150.08	$146.61	$184.72	$175.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.65	3.60	3.46	2.85	2.41
Net realized and unrealized gain (loss)	11.64	7.41	10.80	(21.71)	21.55
Total income (loss) from investment operations	15.29	11.01	14.26	(18.86)	23.96
Less Distributions
Distributions from net investment income	(4.20)	(3.84)	(3.10)	(2.82)	(3.31)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.92)	(11.29)	(10.79)	(19.25)	(14.59)
Net Asset Value, End of Period	$150.17	$149.80	$150.08	$146.61	$184.72
Total Return (%) (b)	10.94	7.62	10.24	(9.77)	14.05
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	0.79	0.79	0.78	0.77
Net ratio of expenses to average net assets (%) (c)	0.77	0.77	0.77	0.75	0.74
Ratio of net investment income (loss) to average net assets (%)	2.46	2.38	2.39	1.81	1.32
Portfolio turnover rate (%)	33 (d)	34 (d)	32 (d)	62 (d)	92 (d)
Net assets, end of period (in millions)	$17.4	$18.4	$19.6	$20.7	$23.6

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$148.97	$149.31	$145.89	$183.89	$174.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	3.55	3.50	3.38	2.76	2.31
Net realized and unrealized gain (loss)	11.59	7.38	10.75	(21.62)	21.45
Total income (loss) from investment operations	15.14	10.88	14.13	(18.86)	23.76
Less Distributions
Distributions from net investment income	(4.13)	(3.77)	(3.02)	(2.71)	(3.23)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.85)	(11.22)	(10.71)	(19.14)	(14.51)
Net Asset Value, End of Period	$149.26	$148.97	$149.31	$145.89	$183.89
Total Return (%) (b)	10.89	7.57	10.19	(9.82)	13.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (c)	0.82	0.82	0.82	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	2.41	2.33	2.35	1.76	1.27
Portfolio turnover rate (%)	33 (d)	34 (d)	32 (d)	62 (d)	92 (d)
Net assets, end of period (in millions)	$273.7	$280.2	$290.4	$294.3	$366.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 20%, 28%, 22%, 30%, and 29% for the years ended December 31, 2025,
2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.
BHFTII-335

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.6%
Boeing Co. (a)	301,057	$65,365,496
General Dynamics Corp.	165,878	55,844,487
Northrop Grumman Corp.	57,898	33,014,019
RTX Corp.	385,973	70,787,448
		225,011,450
Banks — 10.3%
Citigroup, Inc.	446,013	52,045,257
JPMorgan Chase & Co.	391,950	126,294,129
PNC Financial Services Group, Inc.	226,040	47,181,329
Wells Fargo & Co.	450,828	42,017,170
		267,537,885
Beverages — 1.8%
Coca-Cola Europacific Partners PLC (b)	130,331	11,821,022
Diageo PLC	330,264	7,114,118
PepsiCo, Inc.	195,275	28,025,868
		46,961,008
Biotechnology — 1.5%
AbbVie, Inc.	174,890	39,960,616
Building Products — 0.3%
Trane Technologies PLC	18,299	7,121,971
Capital Markets — 8.6%
ARES Management Corp. - Class A	62,569	10,113,027
Blackrock, Inc.	37,297	39,920,471
KKR & Co., Inc.	346,064	44,116,239
LPL Financial Holdings, Inc.	49,635	17,728,133
Morgan Stanley	353,719	62,795,734
Nasdaq, Inc. (b)	524,460	50,940,800
		225,614,404
Chemicals — 0.4%
Sherwin-Williams Co.	30,756	9,965,867
Construction Materials — 0.9%
CRH PLC (b)	183,865	22,946,352
Consumer Finance — 2.3%
American Express Co.	165,540	61,241,523
Electric Utilities — 7.0%
American Electric Power Co., Inc.	106,035	12,226,896
Duke Energy Corp.	425,840	49,912,706
Exelon Corp.	427,289	18,625,528
PG&E Corp.	1,895,790	30,465,345
Southern Co.	418,787	36,518,226
Xcel Energy, Inc. (b)	459,274	33,921,978
		181,670,679
Electrical Equipment — 1.0%
Eaton Corp. PLC	78,449	24,986,791
Security Description	Shares	Value
Food Products — 0.6%
Nestle SA	168,330	$16,730,894
Ground Transportation — 1.9%
Canadian National Railway Co.	78,602	7,769,807
Union Pacific Corp.	184,965	42,786,104
		50,555,911
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	300,163	37,607,422
Medline, Inc. - Class A (a) (b)	102,097	4,288,074
		41,895,496
Health Care Providers & Services — 7.8%
Cigna Group	277,351	76,335,316
Elevance Health, Inc.	74,724	26,194,498
Humana, Inc.	83,835	21,472,658
McKesson Corp.	95,833	78,610,852
		202,613,324
Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc. - Class A	134,044	41,585,811
Household Products — 1.5%
Kimberly-Clark Corp. (b)	203,012	20,481,881
Reckitt Benckiser Group PLC	223,512	18,095,797
		38,577,678
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	156,303	30,493,152
Industrial REITs — 1.8%
Prologis, Inc.	376,842	48,107,650
Insurance — 10.7%
Aon PLC - Class A	129,313	45,631,971
Chubb Ltd. (b)	148,573	46,372,605
Marsh & McLennan Cos., Inc.	257,510	47,773,255
Progressive Corp.	388,960	88,573,971
Travelers Cos., Inc.	170,625	49,491,488
		277,843,290
IT Services — 1.9%
Accenture PLC - Class A	183,626	49,266,856
Machinery — 3.1%
Caterpillar, Inc.	29,691	17,009,083
Illinois Tool Works, Inc. (b)	107,070	26,371,341
Otis Worldwide Corp.	78,278	6,837,584
PACCAR, Inc.	290,565	31,819,773
		82,037,781
Multi-Utilities — 1.7%
Dominion Energy, Inc. (b)	778,478	45,611,026
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	233,566	35,597,794
See accompanying notes to financial statements.
BHFTII-336

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	492,903	$46,140,650
EOG Resources, Inc.	155,512	16,330,315
Exxon Mobil Corp.	439,358	52,872,342
		150,941,101
Personal Care Products — 0.2%
Kenvue, Inc.	377,610	6,513,772
Pharmaceuticals — 3.9%
Johnson & Johnson	328,939	68,073,926
Merck & Co., Inc.	136,370	14,354,306
Pfizer, Inc.	801,606	19,959,990
		102,388,222
Professional Services — 1.1%
Equifax, Inc.	131,932	28,626,605
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc. (b)	208,409	56,520,521
KLA Corp.	35,867	43,581,274
NXP Semiconductors NV	180,075	39,087,080
Texas Instruments, Inc.	185,109	32,114,560
		171,303,435
Specialized REITs — 0.3%
Public Storage	25,879	6,715,600
Specialty Retail — 1.8%
Lowe's Cos., Inc.	197,551	47,641,399
Tobacco — 0.8%
Philip Morris International, Inc.	124,390	19,952,156
Trading Companies & Distributors — 0.5%
WW Grainger, Inc.	13,391	13,512,189
Total Common Stocks (Cost $1,741,746,925)		2,585,931,894

Short-Term Investments—0.8%
Discount Note—0.8%
Federal Home Loan Bank
3.500%, 01/02/26 (c)	20,717,000	20,712,960
Total Short-Term Investments (Cost $20,714,986)		20,712,960

Securities Lending Reinvestments (d)—3.0%
Short-Term Investment Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (e)	10,000,000	10,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Institutional Class 3.710% (e)	3,000,000	$3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (e)	10,000,000	10,000,000
		42,000,000

Repurchase Agreements—1.2%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $5,001,069; collateralized by various Common Stock with an aggregate market value of $5,568,379	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $4,000,849; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $4,080,003	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,160,292; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,203,498	2,159,832	2,159,832
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $1,000,217; collateralized by various Common Stock with an aggregate market value of $1,111,234	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $8,001,716; collateralized by various Common Stock with an aggregate market value of $8,889,857	8,000,000	8,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $5,001,064; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $5,101,085	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $306,000	300,000	300,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $5,001,039; collateralized by various Common Stock with an aggregate market value of $5,501,143	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTII-337

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $1,000,776; collateralized by various Common Stock with an aggregate market value of $1,111,264	1,000,000	$1,000,000
		31,459,832
Time Deposits—0.2%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $77,459,832)		77,459,832
Total Investments—102.9% (Cost $1,839,921,743)		2,684,104,686
Other assets and liabilities (net)—(2.9)%		(75,793,236)
Net Assets—100.0%		$2,608,311,450

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $183,505,116 and the collateral received consisted of cash in the amount of $77,459,832 and non-cash collateral with a value of $111,599,053. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(e)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$302,999,011	$0	$586,711,394
The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $5,723,153 in purchases and $690,272 in sales of investments, which are included above, and resulted in net realized losses of $83,172.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(77,459,832)	$—	$—	$—	$(77,459,832)
Gross amount of recognized liabilities for securities lending transactions					$(77,459,832)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$225,011,450	$—	$—	$225,011,450
See accompanying notes to financial statements.
BHFTII-338

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Banks	$267,537,885	$—	$—	$267,537,885
Beverages	39,846,890	7,114,118	—	46,961,008
Biotechnology	39,960,616	—	—	39,960,616
Building Products	7,121,971	—	—	7,121,971
Capital Markets	225,614,404	—	—	225,614,404
Chemicals	9,965,867	—	—	9,965,867
Construction Materials	22,946,352	—	—	22,946,352
Consumer Finance	61,241,523	—	—	61,241,523
Electric Utilities	181,670,679	—	—	181,670,679
Electrical Equipment	24,986,791	—	—	24,986,791
Food Products	—	16,730,894	—	16,730,894
Ground Transportation	50,555,911	—	—	50,555,911
Health Care Equipment & Supplies	41,895,496	—	—	41,895,496
Health Care Providers & Services	202,613,324	—	—	202,613,324
Hotels, Restaurants & Leisure	41,585,811	—	—	41,585,811
Household Products	20,481,881	18,095,797	—	38,577,678
Industrial Conglomerates	30,493,152	—	—	30,493,152
Industrial REITs	48,107,650	—	—	48,107,650
Insurance	277,843,290	—	—	277,843,290
IT Services	49,266,856	—	—	49,266,856
Machinery	82,037,781	—	—	82,037,781
Multi-Utilities	45,611,026	—	—	45,611,026
Oil, Gas & Consumable Fuels	150,941,101	—	—	150,941,101
Personal Care Products	6,513,772	—	—	6,513,772
Pharmaceuticals	102,388,222	—	—	102,388,222
Professional Services	28,626,605	—	—	28,626,605
Semiconductors & Semiconductor Equipment	171,303,435	—	—	171,303,435
Specialized REITs	6,715,600	—	—	6,715,600
Specialty Retail	47,641,399	—	—	47,641,399
Tobacco	19,952,156	—	—	19,952,156
Trading Companies & Distributors	13,512,189	—	—	13,512,189
Total Common Stocks	2,543,991,085	41,940,809	—	2,585,931,894
Total Short-Term Investments*	—	20,712,960	—	20,712,960
Securities Lending Reinvestments
Short-Term Investment Funds	42,000,000	—	—	42,000,000
Repurchase Agreements	—	31,459,832	—	31,459,832
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	42,000,000	35,459,832	—	77,459,832
Total Investments	$2,585,991,085	$98,113,601	$—	$2,684,104,686
Collateral for Securities Loaned (Liability)	$—	$(77,459,832)	$—	$(77,459,832)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-339

Brighthouse Funds Trust II
MFS® Value Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$2,684,104,686
Cash	67,328
Receivable for:
Investments sold	2,131,945
Fund shares sold	154,032
Dividends	3,825,668
Prepaid expenses	9,396
Total Assets	2,690,293,055
Liabilities
Collateral for securities loaned	77,459,832
Payable for:
Investments purchased	1,491,038
Fund shares redeemed	761,985
Accrued Expenses:
Management fees	1,241,291
Distribution and service fees	173,450
Deferred trustees’ fees	371,615
Other expenses	482,394
Total Liabilities	81,981,605
Net Assets	$2,608,311,450
Net Assets Consist of:
Paid in surplus	$1,544,980,769
Distributable earnings (Accumulated losses)	1,063,330,681
Net Assets	$2,608,311,450
Net Assets
Class A	$1,749,811,285
Class B	747,484,215
Class D	9,192,202
Class E	101,823,748
Capital Shares Outstanding*
Class A	128,396,895
Class B	56,381,231
Class D	679,553
Class E	7,577,067
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.63
Class B	13.26
Class D	13.53
Class E	13.44

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,839,921,743.
(b)	Includes securities loaned at value of $183,505,116.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$59,661,441
Interest	746,252
Securities lending income	87,800
Other income	31,545
Total investment income	60,527,038
Expenses
Management fees	16,189,225
Administration fees	120,299
Custodian and accounting fees	100,278
Distribution and service fees—Class B	1,887,040
Distribution and service fees—Class D	9,431
Distribution and service fees—Class E	154,247
Audit and tax services	50,265
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	145,128
Insurance	23,061
Miscellaneous	26,885
Total expenses	18,816,444
Less management fee waiver	(1,614,871)
Net expenses	17,201,573
Net Investment Income	43,325,465
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	181,317,564
Foreign currency transactions	56,548
Net realized gain (loss)	181,374,112
Net change in unrealized appreciation (depreciation) on:
Investments	101,167,167
Foreign currency transactions	172,070
Net change in unrealized appreciation (depreciation)	101,339,237
Net realized and unrealized gain (loss)	282,713,349
Net Increase (Decrease) in Net Assets From Operations	$326,038,814

(a)	Net of foreign withholding taxes of $333,455.
See accompanying notes to financial statements.
BHFTII-340

Brighthouse Funds Trust II
MFS® Value Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$43,325,465	$45,493,022
Net realized gain (loss)	181,374,112	294,013,613
Net change in unrealized appreciation (depreciation)	101,339,237	(24,213,399)
Increase (decrease) in net assets from operations	326,038,814	315,293,236
From Distributions to Shareholders
Class A	(228,948,846)	(200,128,014)
Class B	(98,946,019)	(88,427,932)
Class D	(1,245,880)	(1,082,227)
Class E	(13,367,673)	(12,279,332)
Total distributions	(342,508,418)	(301,917,505)
Increase (decrease) in net assets from capital share transactions	4,879,872	(175,060,306)
Total increase (decrease) in net assets	(11,589,732)	(161,684,575)
Net Assets
Beginning of period	2,619,901,182	2,781,585,757
End of period	$2,608,311,450	$2,619,901,182

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,728,423	$23,505,153	1,674,044	$23,747,817
Reinvestments	18,113,042	228,948,846	15,172,708	200,128,014
Redemptions	(17,289,706)	(236,158,146)	(23,721,193)	(339,871,609)
Net increase (decrease)	2,551,759	$16,295,853	(6,874,441)	$(115,995,778)
Class B
Sales	1,471,507	$19,433,955	1,303,850	$18,022,171
Reinvestments	8,037,857	98,946,019	6,860,196	88,427,932
Redemptions	(9,555,391)	(126,916,780)	(11,175,225)	(155,874,910)
Net increase (decrease)	(46,027)	$(8,536,806)	(3,011,179)	$(49,424,807)
Class D
Sales	19,910	$263,805	15,171	$214,724
Reinvestments	99,273	1,245,880	82,550	1,082,227
Redemptions	(129,323)	(1,717,845)	(127,989)	(1,816,303)
Net increase (decrease)	(10,140)	$(208,160)	(30,268)	$(519,352)
Class E
Sales	193,237	$2,540,064	231,667	$3,243,759
Reinvestments	1,071,987	13,367,673	941,667	12,279,332
Redemptions	(1,380,567)	(18,578,752)	(1,749,817)	(24,643,460)
Net increase (decrease)	(115,343)	$(2,671,015)	(576,483)	$(9,120,369)
Increase (decrease) derived from capital shares transactions		$4,879,872		$(175,060,306)
See accompanying notes to financial statements.
BHFTII-341

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.85	$13.92	$14.91	$19.12	$15.63
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.24	0.26	0.28	0.26
Net realized and unrealized gain (loss)	1.45	1.34	0.79	(1.68)	3.69
Total income (loss) from investment operations	1.69	1.58	1.05	(1.40)	3.95
Less Distributions
Distributions from net investment income	(0.26)	(0.28)	(0.28)	(0.30)	(0.28)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.91)	(1.65)	(2.04)	(2.81)	(0.46)
Net Asset Value, End of Period	$13.63	$13.85	$13.92	$14.91	$19.12
Total Return (%) (b)	13.29	11.91	8.15	(5.98)	25.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64	0.64	0.64	0.63	0.63
Net ratio of expenses to average net assets (%) (c)	0.58	0.58	0.58	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	1.73	1.72	1.85	1.73	1.47
Portfolio turnover rate (%)	12	12	14	13	8
Net assets, end of period (in millions)	$1,749.8	$1,742.6	$1,847.9	$1,876.1	$2,396.8

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.52	$13.62	$14.63	$18.81	$15.38
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.20	0.22	0.23	0.21
Net realized and unrealized gain (loss)	1.42	1.31	0.77	(1.65)	3.64
Total income (loss) from investment operations	1.62	1.51	0.99	(1.42)	3.85
Less Distributions
Distributions from net investment income	(0.23)	(0.24)	(0.24)	(0.25)	(0.24)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.88)	(1.61)	(2.00)	(2.76)	(0.42)
Net Asset Value, End of Period	$13.26	$13.52	$13.62	$14.63	$18.81
Total Return (%) (b)	13.00	11.66	7.85	(6.22)	25.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	0.89	0.89	0.88	0.88
Net ratio of expenses to average net assets (%) (c)	0.83	0.83	0.83	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	1.49	1.47	1.60	1.48	1.22
Portfolio turnover rate (%)	12	12	14	13	8
Net assets, end of period (in millions)	$747.5	$762.6	$809.8	$831.3	$1,030.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-342

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class D
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.76	$13.84	$14.84	$19.03	$15.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.23	0.24	0.26	0.24
Net realized and unrealized gain (loss)	1.45	1.32	0.78	(1.66)	3.67
Total income (loss) from investment operations	1.67	1.55	1.02	(1.40)	3.91
Less Distributions
Distributions from net investment income	(0.25)	(0.26)	(0.26)	(0.28)	(0.26)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.90)	(1.63)	(2.02)	(2.79)	(0.44)
Net Asset Value, End of Period	$13.53	$13.76	$13.84	$14.84	$19.03
Total Return (%) (b)	13.18	11.79	8.00	(6.02)	25.42
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	0.74	0.74	0.73	0.73
Net ratio of expenses to average net assets (%) (c)	0.68	0.68	0.68	0.68	0.67
Ratio of net investment income (loss) to average net assets (%)	1.63	1.62	1.75	1.64	1.37
Portfolio turnover rate (%)	12	12	14	13	8
Net assets, end of period (in millions)	$9.2	$9.5	$10.0	$10.6	$12.7

	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.68	$13.77	$14.77	$18.96	$15.50
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.22	0.23	0.25	0.23
Net realized and unrealized gain (loss)	1.44	1.31	0.79	(1.66)	3.66
Total income (loss) from investment operations	1.65	1.53	1.02	(1.41)	3.89
Less Distributions
Distributions from net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.25)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.89)	(1.62)	(2.02)	(2.78)	(0.43)
Net Asset Value, End of Period	$13.44	$13.68	$13.77	$14.77	$18.96
Total Return (%) (b)	13.11	11.72	7.97	(6.10)	25.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	0.79	0.79	0.78	0.78
Net ratio of expenses to average net assets (%) (c)	0.73	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	1.59	1.57	1.70	1.59	1.32
Portfolio turnover rate (%)	12	12	14	13	8
Net assets, end of period (in millions)	$101.8	$105.2	$113.9	$117.8	$140.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-343

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
VSE Corp.	41,903	$7,239,581
Banks — 10.0%
Community Financial System, Inc.	219,217	12,591,825
Cullen/Frost Bankers, Inc.	45,746	5,792,816
First Financial Bankshares, Inc.	184,221	5,502,681
Glacier Bancorp, Inc.	236,159	10,402,804
Lakeland Financial Corp.	108,386	6,184,505
Prosperity Bancshares, Inc.	182,798	12,633,170
Stock Yards Bancorp, Inc.	65,512	4,255,004
UMB Financial Corp.	101,646	11,693,356
United Community Banks, Inc.	302,572	9,446,298
		78,502,459
Building Products — 4.0%
Armstrong World Industries, Inc.	53,845	10,289,780
CSW Industrials, Inc.	23,946	7,028,869
Hayward Holdings, Inc. (a)	444,838	6,872,747
Simpson Manufacturing Co., Inc.	42,481	6,859,407
		31,050,803
Capital Markets — 2.2%
Hamilton Lane, Inc. - Class A	36,013	4,836,906
Houlihan Lokey, Inc.	37,796	6,583,685
MarketAxess Holdings, Inc.	30,460	5,520,875
		16,941,466
Chemicals — 1.0%
Element Solutions, Inc.	311,983	7,796,455
Commercial Services & Supplies — 4.0%
Brady Corp. - Class A	139,561	10,937,396
Casella Waste Systems, Inc. - Class A (a)	56,762	5,559,270
Rollins, Inc.	93,962	5,639,599
Tetra Tech, Inc.	286,288	9,602,100
		31,738,365
Construction & Engineering — 3.3%
Arcosa, Inc.	104,143	11,072,484
Valmont Industries, Inc.	37,705	15,169,475
		26,241,959
Construction Materials — 1.3%
Eagle Materials, Inc.	33,045	6,829,740
Knife River Corp. (a)	52,791	3,713,847
		10,543,587
Containers & Packaging — 0.9%
AptarGroup, Inc.	60,440	7,371,262
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. (a)	85,927	8,712,998
Electric Utilities — 1.2%
IDACORP, Inc.	76,454	9,676,018
Security Description	Shares	Value
Electrical Equipment — 0.1%
Preformed Line Products Co.	2,716	$561,424
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	40,848	8,552,346
Badger Meter, Inc.	20,702	3,610,636
Knowles Corp. (a)	341,702	7,322,674
Littelfuse, Inc.	48,322	12,221,600
		31,707,256
Energy Equipment & Services — 2.5%
Archrock, Inc.	78,138	2,033,151
Oceaneering International, Inc. (a)	206,686	4,966,664
TerraVest Industries, Inc.	24,375	2,921,519
Tidewater, Inc. (a)	189,919	9,592,809
		19,514,143
Financial Services — 1.9%
Jack Henry & Associates, Inc.	61,965	11,307,373
Shift4 Payments, Inc. - Class A (a)	53,140	3,346,226
		14,653,599
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	63,331	7,901,176
UGI Corp.	211,949	7,933,251
		15,834,427
Ground Transportation — 0.7%
Saia, Inc. (a)	16,538	5,399,988
Health Care Equipment & Supplies — 2.0%
Haemonetics Corp. (a)	138,908	11,133,476
UFP Technologies, Inc. (a)	18,970	4,211,909
		15,345,385
Health Care Providers & Services — 1.3%
Chemed Corp.	23,916	10,232,700
Hotels, Restaurants & Leisure — 1.4%
Texas Roadhouse, Inc.	66,816	11,091,456
Household Durables — 0.9%
Installed Building Products, Inc.	26,220	6,801,206
Insurance — 4.1%
AMERISAFE, Inc.	103,300	3,967,753
Hagerty, Inc. - Class A (a)	425,496	5,718,666
Stewart Information Services Corp.	116,144	8,160,278
White Mountains Insurance Group Ltd.	6,943	14,427,762
		32,274,459
Leisure Products — 0.3%
Acushnet Holdings Corp.	24,629	1,965,887
Life Sciences Tools & Services — 3.1%
Bio-Techne Corp.	176,818	10,398,667
Revvity, Inc.	43,742	4,232,038
See accompanying notes to financial statements.
BHFTII-344

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Stevanato Group SpA	222,223	$4,471,127
West Pharmaceutical Services, Inc.	18,902	5,200,696
		24,302,528
Machinery — 15.3%
Crane Co.	34,156	6,299,391
Enerpac Tool Group Corp.	239,622	9,163,145
Enpro, Inc.	20,249	4,335,918
Esab Corp.	97,531	10,896,163
ESCO Technologies, Inc.	39,071	7,634,083
Federal Signal Corp.	78,490	8,523,229
Gates Industrial Corp. PLC (a)	444,796	9,549,770
Graco, Inc.	66,963	5,488,957
Kadant, Inc.	24,465	6,973,014
Lindsay Corp.	56,669	6,679,575
Miller Industries, Inc.	61,080	2,282,560
RBC Bearings, Inc. (a)	29,378	13,173,977
SPX Technologies, Inc. (a)	45,021	9,006,901
Standex International Corp.	49,113	10,671,273
Toro Co.	106,909	8,415,877
Watts Water Technologies, Inc. - Class A	4,585	1,265,552
		120,359,385
Marine Transportation — 1.7%
Kirby Corp. (a)	123,801	13,640,394
Media — 2.2%
John Wiley & Sons, Inc. - Class A	177,451	5,435,324
Nexstar Media Group, Inc.	57,993	11,775,479
		17,210,803
Oil, Gas & Consumable Fuels — 2.7%
CNX Resources Corp. (a)	308,190	11,332,146
Viper Energy, Inc. - Class A	263,943	10,196,118
		21,528,264
Professional Services — 1.4%
CRA International, Inc.	23,586	4,733,592
Exponent, Inc.	88,941	6,177,842
		10,911,434
Real Estate Management & Development — 2.5%
Colliers International Group, Inc.	62,723	9,220,908
FirstService Corp.	67,638	10,519,738
		19,740,646
Semiconductors & Semiconductor Equipment — 4.0%
Lattice Semiconductor Corp. (a)	156,721	11,531,531
MKS, Inc.	72,793	11,632,322
Power Integrations, Inc.	234,995	8,351,722
		31,515,575
Software — 7.3%
BlackLine, Inc. (a)	124,225	6,868,400
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
CCC Intelligent Solutions Holdings, Inc. (a)	741,331	$5,893,582
Commvault Systems, Inc. (a)	38,287	4,799,658
Computer Modelling Group Ltd.	297,727	1,133,447
Fair Isaac Corp. (a)	3,071	5,191,894
Manhattan Associates, Inc. (a)	55,043	9,539,502
Qualys, Inc. (a)	48,674	6,468,775
SPS Commerce, Inc. (a)	81,358	7,251,439
Tyler Technologies, Inc. (a)	15,016	6,816,513
Vertex, Inc. - Class A (a)	172,892	3,452,653
		57,415,863
Specialty Retail — 3.9%
Asbury Automotive Group, Inc. (a)	22,240	5,171,467
Floor & Decor Holdings, Inc. - Class A (a)	64,620	3,934,712
Murphy USA, Inc.	9,214	3,718,033
Tractor Supply Co.	129,657	6,484,146
Valvoline, Inc. (a)	127,862	3,715,670
Winmark Corp.	18,657	7,554,966
		30,578,994
Trading Companies & Distributors — 1.7%
SiteOne Landscape Supply, Inc. (a)	36,142	4,501,848
Transcat, Inc. (a)	45,936	2,605,949
Watsco, Inc.	17,541	5,910,440
		13,018,237
Water Utilities — 1.9%
American States Water Co.	141,560	10,260,269
Middlesex Water Co.	90,134	4,544,556
		14,804,825
Total Common Stocks (Cost $587,655,405)		776,223,831

Short-Term Investments—1.1%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $8,724,878; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $8,898,161	8,723,667	8,723,667
Total Short-Term Investments (Cost $8,723,667)		8,723,667
Total Investments—99.9% (Cost $596,379,072)		784,947,498
Other assets and liabilities (net)—0.1%		399,782
Net Assets—100.0%		$785,347,280

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
See accompanying notes to financial statements.
BHFTII-345

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of December 31, 2025
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$194,750,318	$0	$240,829,384
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$776,223,831	$—	$—	$776,223,831
Total Short-Term Investments*	—	8,723,667	—	8,723,667
Total Investments	$776,223,831	$8,723,667	$—	$784,947,498

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-346

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a)	$784,947,498
Receivable for:
Fund shares sold	1,162,350
Dividends and interest	675,134
Prepaid expenses	2,876
Total Assets	786,787,858
Liabilities
Payable for:
Investments purchased	75,225
Fund shares redeemed	282,213
Accrued Expenses:
Management fees	521,576
Distribution and service fees	54,939
Deferred trustees’ fees	263,189
Other expenses	243,436
Total Liabilities	1,440,578
Net Assets	$785,347,280
Net Assets Consist of:
Paid in surplus	$497,189,633
Distributable earnings (Accumulated losses)	288,157,647
Net Assets	$785,347,280
Net Assets
Class A	$512,074,244
Class B	222,905,391
Class E	50,367,645
Capital Shares Outstanding*
Class A	33,878,781
Class B	15,644,372
Class E	3,452,573
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.11
Class B	14.25
Class E	14.59

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $596,379,072.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$8,569,737
Interest	360,167
Total investment income	8,929,904
Expenses
Management fees	6,778,119
Administration fees	50,110
Custodian and accounting fees	48,194
Distribution and service fees—Class B	589,088
Distribution and service fees—Class E	80,555
Audit and tax services	48,141
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	104,324
Insurance	7,398
Miscellaneous	17,030
Total expenses	7,833,544
Less management fee waiver	(533,008)
Less broker commission recapture	(20,998)
Net expenses	7,279,538
Net Investment Income	1,650,366
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	98,517,860
Foreign currency transactions	(630)
Net realized gain (loss)	98,517,230
Net change in unrealized appreciation (depreciation) on:
Investments	(139,407,215)
Foreign currency transactions	(6)
Net change in unrealized appreciation (depreciation)	(139,407,221)
Net realized and unrealized gain (loss)	(40,889,991)
Net Increase (Decrease) in Net Assets From Operations	$(39,239,625)

(a)	Net of foreign withholding taxes of $22,863.
See accompanying notes to financial statements.
BHFTII-347

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,650,366	$772,144
Net realized gain (loss)	98,517,230	107,649,489
Net change in unrealized appreciation (depreciation)	(139,407,221)	(24,954,212)
Increase (decrease) in net assets from operations	(39,239,625)	83,467,421
From Distributions to Shareholders
Class A	(68,725,081)	(56,575,893)
Class B	(32,380,361)	(26,527,607)
Class E	(7,138,100)	(6,124,704)
Total distributions	(108,243,542)	(89,228,204)
Increase (decrease) in net assets from capital share transactions	60,519,163	(54,540,347)
Total increase (decrease) in net assets	(86,964,004)	(60,301,130)
Net Assets
Beginning of period	872,311,284	932,612,414
End of period	$785,347,280	$872,311,284

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,329,330	$21,535,639	713,783	$13,131,893
Reinvestments	4,539,306	68,725,081	3,260,858	56,575,893
Redemptions	(2,771,786)	(44,709,470)	(5,350,087)	(101,320,891)
Net increase (decrease)	3,096,850	$45,551,250	(1,375,446)	$(31,613,105)
Class B
Sales	1,074,777	$16,554,966	415,103	$7,313,998
Reinvestments	2,265,946	32,380,361	1,604,816	26,527,607
Redemptions	(2,290,768)	(34,633,564)	(2,901,866)	(51,650,418)
Net increase (decrease)	1,049,955	$14,301,763	(881,947)	$(17,808,813)
Class E
Sales	138,635	$2,110,540	69,492	$1,239,553
Reinvestments	488,242	7,138,100	363,700	6,124,704
Redemptions	(547,375)	(8,582,490)	(692,122)	(12,482,686)
Net increase (decrease)	79,502	$666,150	(258,930)	$(5,118,429)
Increase (decrease) derived from capital shares transactions		$60,519,163		$(54,540,347)
See accompanying notes to financial statements.
BHFTII-348

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.20	$18.47	$17.51	$26.57	$24.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.03	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.87)	1.56	2.57	(5.32)	4.26
Total income (loss) from investment operations	(0.82)	1.59	2.61	(5.28)	4.25
Less Distributions
Distributions from net investment income	(0.02)	(0.03)	(0.02)	0.00	(0.02)
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.27)	(1.86)	(1.65)	(3.78)	(1.69)
Net Asset Value, End of Period	$15.11	$18.20	$18.47	$17.51	$26.57
Total Return (%) (b)	(4.57)	9.10	15.53	(19.15)	18.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88	0.87	0.87	0.86	0.84
Net ratio of expenses to average net assets (%) (c)	0.81	0.81	0.80	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	0.29	0.17	0.22	0.18	(0.04)
Portfolio turnover rate (%)	24	16	16	13	10
Net assets, end of period (in millions)	$512.1	$560.1	$593.9	$566.6	$767.1

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.31	$17.67	$16.84	$25.79	$23.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	(0.01)	(0.01)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	(0.82)	1.48	2.47	(5.16)	4.14
Total income (loss) from investment operations	(0.81)	1.47	2.46	(5.17)	4.07
Less Distributions
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Net Asset Value, End of Period	$14.25	$17.31	$17.67	$16.84	$25.79
Total Return (%) (b)	(4.74)	8.81	15.20	(19.32)	18.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13	1.12	1.12	1.11	1.09
Net ratio of expenses to average net assets (%) (c)	1.06	1.06	1.05	1.06	1.08
Ratio of net investment income (loss) to average net assets (%)	0.03	(0.08)	(0.03)	(0.07)	(0.29)
Portfolio turnover rate (%)	24	16	16	13	10
Net assets, end of period (in millions)	$222.9	$252.6	$273.5	$259.4	$356.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-349

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.65	$17.97	$17.08	$26.07	$23.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.00 (d)	0.01	0.01	(0.05)
Net realized and unrealized gain (loss)	(0.83)	1.51	2.51	(5.22)	4.18
Total income (loss) from investment operations	(0.81)	1.51	2.52	(5.21)	4.13
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Net Asset Value, End of Period	$14.59	$17.65	$17.97	$17.08	$26.07
Total Return (%) (b)	(4.64)	8.90	15.35	(19.26)	18.21
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	1.02	1.02	1.01	0.99
Net ratio of expenses to average net assets (%) (c)	0.96	0.96	0.95	0.96	0.98
Ratio of net investment income (loss) to average net assets (%)	0.13	0.02	0.06	0.03	(0.19)
Portfolio turnover rate (%)	24	16	16	13	10
Net assets, end of period (in millions)	$50.4	$59.5	$65.3	$65.0	$91.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(d)	Net investment income (loss) was less than $0.01.
See accompanying notes to financial statements.
BHFTII-350

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.3%
Boeing Co. (a)	35,315	$7,667,593
General Electric Co.	135,392	41,704,798
Howmet Aerospace, Inc.	75,300	15,438,006
TransDigm Group, Inc.	7,623	10,137,446
		74,947,843
Automobiles — 3.2%
Ferrari NV (b)	6,628	2,449,443
Tesla, Inc. (a)	151,640	68,195,541
		70,644,984
Biotechnology — 0.8%
Argenx SE (ADR) (a)	11,561	9,722,223
Natera, Inc. (a)	39,553	9,061,197
		18,783,420
Broadline Retail — 6.8%
Amazon.com, Inc. (a)	501,547	115,767,078
Coupang, Inc. (a)	261,882	6,177,796
MercadoLibre, Inc. (a)	9,945	20,031,816
Sea Ltd. (ADR) (a)	73,867	9,423,213
		151,399,903
Capital Markets — 0.6%
ARES Management Corp. - Class A	52,057	8,413,973
Charles Schwab Corp.	44,352	4,431,209
Tradeweb Markets, Inc. - Class A	15,408	1,656,976
		14,502,158
Chemicals — 0.6%
Linde PLC	26,517	11,306,584
Sherwin-Williams Co.	7,900	2,559,837
		13,866,421
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	129,873	17,017,259
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp.	4,430	3,820,166
Electrical Equipment — 0.2%
GE Vernova, Inc.	7,000	4,574,990
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	195,815	26,462,439
Fabrinet (a)	11,000	5,008,080
Teledyne Technologies, Inc. (a)	9,592	4,898,922
		36,369,441
Entertainment — 2.5%
Netflix, Inc. (a)	397,120	37,233,971
Spotify Technology SA (a)	33,220	19,291,186
		56,525,157
Security Description	Shares	Value
Financial Services — 4.9%
Adyen NV (a)	2,555	$4,099,427
Mastercard, Inc. - Class A	83,087	47,432,706
Visa, Inc. - Class A (b)	164,428	57,666,544
		109,198,677
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc. (a)	51,687	29,273,449
Medline, Inc. - Class A (a) (b)	46,584	1,956,528
Stryker Corp.	26,529	9,324,148
		40,554,125
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	18,221	6,014,934
Health Care REITs — 0.4%
Welltower, Inc.	47,300	8,779,353
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	2,082	11,149,797
Chipotle Mexican Grill, Inc. (a)	274,198	10,145,326
DoorDash, Inc. - Class A (a)	80,150	18,152,372
Hilton Worldwide Holdings, Inc. (b)	37,800	10,858,050
Wingstop, Inc. (b)	12,681	3,024,292
		53,329,837
Insurance — 0.2%
Chubb Ltd.	16,000	4,993,920
Interactive Media & Services — 11.9%
Alphabet, Inc. - Class A	524,386	164,132,818
Alphabet, Inc. - Class C	11,116	3,488,201
Meta Platforms, Inc. - Class A	147,710	97,501,894
		265,122,913
IT Services — 0.6%
Shopify, Inc. - Class A (a)	68,019	10,949,018
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,620,975
		13,569,993
Life Sciences Tools & Services — 1.0%
Danaher Corp.	38,954	8,917,350
Thermo Fisher Scientific, Inc.	22,176	12,849,883
		21,767,233
Pharmaceuticals — 3.5%
Eli Lilly & Co.	73,197	78,663,352
Semiconductors & Semiconductor Equipment — 21.1%
Advanced Micro Devices, Inc. (a)	81,535	17,461,535
ASML Holding NV (NY Registry Shares)	10,337	11,059,143
Broadcom, Inc.	315,667	109,252,349
Lam Research Corp.	46,100	7,891,398
NVIDIA Corp.	1,660,830	309,744,795
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	52,319	15,899,221
		471,308,441
BHFTII-351

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Investment Companies—0.3%
Security Description	Shares	Value
Software — 16.4%
AppLovin Corp. - Class A (a)	34,652	$23,349,211
Crowdstrike Holdings, Inc. - Class A (a)	26,595	12,466,672
Epic Games, Inc. † (a) (c) (d)	7,488	3,872,344
HubSpot, Inc. (a)	9,539	3,828,001
Intuit, Inc.	16,106	10,668,937
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	0
Microsoft Corp.	532,828	257,686,277
Oracle Corp.	87,738	17,101,014
Palantir Technologies, Inc. - Class A (a)	46,300	8,229,825
Roper Technologies, Inc.	1,594	709,537
Samsara, Inc. - Class A (a)	154,451	5,475,288
ServiceNow, Inc. (a)	143,571	21,993,641
		365,380,747
Specialty Retail — 1.1%
Carvana Co. (a)	57,692	24,347,178
Technology Hardware, Storage & Peripherals — 11.2%
Apple, Inc.	920,623	250,280,569
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	57,092	11,591,960
Total Common Stocks (Cost $1,103,506,720)		2,187,354,974

Convertible Preferred Stocks—1.6%
Automobiles — 0.4%
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,714,089
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	949,444
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,744,319
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	4,113,447
		9,521,299
Commercial Services & Supplies — 0.2%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	5,204,953
Consumer Staples Distribution & Retail — 0.1%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	937,332
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F † (a) (c) (d)	89,634	2,193,344
Metals & Mining — 0.1%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,970,694
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,447,035
Software — 0.6%
Celonis SE - Series D † (a) (c) (d)	1,177	210,495
Databricks, Inc. - Series I † (a) (c) (d)	68,560	13,026,400
		13,236,895
Total Convertible Preferred Stocks (Cost $28,253,394)		35,511,552

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 0.3%
iShares Russell 1000 Growth ETF (b)	14,365	$6,798,955
Total Investment Companies (Cost $6,864,450)		6,798,955

Short-Term Investments—0.1%
Short-Term Investment Funds—0.1%
T. Rowe Price Government Reserve Fund
3.764% (e) (f)	2,240,067	2,240,067
Total Short-Term Investments (Cost $2,240,067)		2,240,067

Securities Lending Reinvestments (g)—0.5%
Short-Term Investment Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (f)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (f)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (f)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (f)	200,000	200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (f)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (f)	1,000,000	1,000,000
		2,700,000

Repurchase Agreements—0.4%
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $400,084; collateralized by various Common Stock with an aggregate market value of $445,470	400,000	400,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $1,020,001	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,192,296; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,236,142	2,191,829	2,191,829
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 12/31/25 at 3.840%, due on 01/02/26 with a maturity value of $1,161,932; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 02/15/37 - 02/15/47, and an aggregate market value of $1,184,918	1,161,684	1,161,684
BHFTII-352

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $500,106; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $510,109	500,000	$500,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $9,349; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $9,534	9,347	9,347
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $2,001,552; collateralized by various Common Stock with an aggregate market value of $2,222,528	2,000,000	2,000,000
		7,262,860
Total Securities Lending Reinvestments (Cost $9,962,860)		9,962,860
Total Investments—100.4% (Cost $1,150,827,491)		2,241,868,408
Other assets and liabilities (net)—(0.4)%		(8,448,612)
Net Assets—100.0%		$2,233,419,796

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2025, the market value of restricted securities was $42,004,871, which is 1.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $76,410,635 and the collateral received consisted of cash in the amount of
$9,962,860 and non-cash collateral with a value of $68,978,936. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 1.9% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$210,495
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	13,026,400
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,872,344
Form Energy, Inc. - Series F	10/04/24	89,634	2,167,700	2,193,344
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,970,694
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,447,035
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,714,089
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	937,332
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	5,204,953
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	949,444
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,744,319
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,620,975
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	4,113,447
				$42,004,871
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2025 is as follows.
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of December 31, 2025
T. Rowe Price Government Reserve Fund	$23,800,124	$290,119,153	$(311,679,210)	$2,240,067
BHFTII-353

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2025
T. Rowe Price Government Reserve Fund	$485,686	2,240,067
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$725,249,034	$0	$1,086,245,760
The Portfolio engaged in security transactions with other accounts managed by T.  Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $3,917,847 in sales of investments, which are included above, and resulted in net realized gains of $521,434.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,687,010)	$—	$—	$—	$(3,687,010)
Investment Companies	(6,275,850)	—	—	—	(6,275,850)
Total Borrowings	$(9,962,860)	$—	$—	$—	$(9,962,860)
Gross amount of recognized liabilities for securities lending transactions					$(9,962,860)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$74,947,843	$—	$—	$74,947,843
Automobiles	70,644,984	—	—	70,644,984
Biotechnology	18,783,420	—	—	18,783,420
Broadline Retail	151,399,903	—	—	151,399,903
Capital Markets	14,502,158	—	—	14,502,158
Chemicals	13,866,421	—	—	13,866,421
Communications Equipment	17,017,259	—	—	17,017,259
Consumer Staples Distribution & Retail	3,820,166	—	—	3,820,166
Electrical Equipment	4,574,990	—	—	4,574,990
Electronic Equipment, Instruments & Components	36,369,441	—	—	36,369,441
Entertainment	56,525,157	—	—	56,525,157
Financial Services	105,099,250	4,099,427	—	109,198,677
Health Care Equipment & Supplies	40,554,125	—	—	40,554,125
Health Care Providers & Services	6,014,934	—	—	6,014,934
Health Care REITs	8,779,353	—	—	8,779,353
Hotels, Restaurants & Leisure	53,329,837	—	—	53,329,837
Insurance	4,993,920	—	—	4,993,920
Interactive Media & Services	265,122,913	—	—	265,122,913
IT Services	10,949,018	—	2,620,975	13,569,993
Life Sciences Tools & Services	21,767,233	—	—	21,767,233
Pharmaceuticals	78,663,352	—	—	78,663,352
Semiconductors & Semiconductor Equipment	471,308,441	—	—	471,308,441
Software	361,508,403	—	3,872,344	365,380,747
Specialty Retail	24,347,178	—	—	24,347,178
Technology Hardware, Storage & Peripherals	250,280,569	—	—	250,280,569
BHFTII-354

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$11,591,960	$—	$—	$11,591,960
Total Common Stocks	2,176,762,228	4,099,427	6,493,319	2,187,354,974
Total Convertible Preferred Stocks*	—	—	35,511,552	35,511,552
Total Investment Companies*	6,798,955	—	—	6,798,955
Total Short-Term Investments*	2,240,067	—	—	2,240,067
Securities Lending Reinvestments
Short-Term Investment Funds	2,700,000	—	—	2,700,000
Repurchase Agreements	—	7,262,860	—	7,262,860
Total Securities Lending Reinvestments	2,700,000	7,262,860	—	9,962,860
Total Investments	$2,188,501,250	$11,362,287	$42,004,871	$2,241,868,408
Collateral for Securities Loaned (Liability)	$—	$(9,962,860)	$—	$(9,962,860)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of December 31, 2025	Change in Unrealized Appreciation/ (Depreciation) from investments Held at December 31, 2025
Common Stocks
IT Services	$1,740,778	$—	$—	$880,197	$2,620,975	$880,197
Software	4,770,680	—	—	(898,336)	3,872,344	(898,336)
Convertible Preferred Stocks
Automobiles	6,431,657	(735,375)	(2,843,450)	6,668,467	9,521,299	3,285,742
Commercial Services & Supplies	6,554,017	—	—	(1,349,064)	5,204,953	(1,349,064)
Consumer Staples Distribution & Retail	1,150,434	—	—	(213,102)	937,332	(213,102)
Electrical Equipment	2,167,700	—	—	25,644	2,193,344	25,644
Metals & Mining	2,241,052	—	—	729,642	2,970,694	729,642
Semiconductors & Semiconductor Equipment	1,362,153	—	—	84,882	1,447,035	84,882
Software	6,579,425	—	—	6,657,470	13,236,895	6,657,470
	$32,997,896	$(735,375)	$(2,843,450)	$12,585,800	$42,004,871	$9,203,075
BHFTII-355

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of December 31, 2025.
	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$2,620,975	Market Transaction Method	Precedent Transaction	$41.42	$41.42	$41.42	Increase
Software	3,872,344 (a )	Comparable Company Analysis	Enterprise Value/Revenue	5.6x	5.6x	5.6x	Increase
			Enterprise Value/Gross Profit	7.8x	7.8x	7.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Recovery Value	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	2,714,089 (b )	Market Transaction Method	Precedent Transaction	$12.79	$12.79	$12.79	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	1.2x	16.9x	5.9x	Increase
			Discount Rate	28.70%	34.70%	32.00%	Decrease
	2,693,763 (c)	Calibration Model	Calculated Enterprise Value/Revenue	1.3x	2.8x	2.1x	Increase
			Implied Discount	20.00%	40.00%	30.00%	Decrease
	4,113,447 (d )	Comparable Company Analysis	Calculated Enterprise Value/Revenue	9.4x	21.2x	15.3x	Increase
			Calculated Enterprise Value/EBITDA	6.9x	20.2x	13.6x	Increase
			Discount Rate	30.00%	30.00%	30.00%	Decrease
			Calculated Enterprise Value/EBITDA	10.4x	10.4x	10.4x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Commercial Services & Supplies	5,204,953 (e)	Black-Scholes Protective Put	Precedent Transactions	$47.75	$47.75	$47.75	Increase
			Average Put Price	$13.77	$13.77	$13.77	Decrease
Consumer Staples Distribution & Retail	937,332 (b )	Comparable Company Analysis	Enterprise Value/GMV	0.3x	0.3x	0.3x	Increase
		Option Pricing Method	Volatility Rate	55.00%	55.00%	55.00%	Increase
			Risk-Free Rate	3.68%	3.68%	3.68%	Decrease
			Time to Liquidity (years)	1.13	1.13	1.13	Decrease
Electrical Equipment	2,193,344	Market Transaction Method	Precedent Transaction	$27.20	$27.20	$27.20	Increase
			Discount for Lack of Certainty	10.00%	10.00%	10.00%	Decrease
Metals & Mining	2,970,694	Market Transaction Method	Precedent Transaction	$112.67	$112.67	$112.67	Increase
Semiconductors & Semiconductor Equipment	1,447,035 (f)	Market Transaction Method	Dollar Volume Weighted Transactions	$50.14	$75.00	$70.86	Increase
		Comparable Company Analysis	Calculated Enterprise Value/Revenue	7.7x	7.7x	7.7x	Increase
			Calculated Enterprise Value/Gross Profit	11.5x	11.5x	11.5x	Increase
			Calculated Enterprise Value/Net Income	23.5x	23.5x	23.5x	Increase
			Discount Rate	37.50%	37.50%	37.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	210,495	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.4x	10.1x	9.3x	Increase
			Enterprise Value/Gross Profit	10.7x	12.8x	11.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	13,026,400	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase

(a)
For the year ended December 31, 2025, the valuation technique for investments amounting to $3,872,344 changed to a comparable company analysis. The investments were previously valued utilizing a multi-tiered approach. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(b)
For the year ended December 31, 2025, the valuation technique for investments amounting to $3,651,421 changed to a multi-tiered approach. The investments were previously valued utilizing only a comparable company analysis. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(c)
For the year ended December 31, 2025, the valuation technique for investments amounting to $2,693,763 changed to a calibration model. The investments were previously valued utilizing only a market transaction approach. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(d)
For the year ended December 31, 2025, the valuation technique for investments amounting to $4,113,447 changed to a comparable company analysis. The investments were previously valued utilizing a market transaction approach. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(e)
For the year ended December 31, 2025, the valuation technique for investments amounting to $5,204,953 changed to an option-pricing approach. The investments were previously valued utilizing a multi-tiered approach. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

(f)
For the year ended December 31, 2025, the valuation technique for investments amounting to $1,447,035 changed to multi-tiered approach. The investments were previously valued utilizing a market transaction approach. The change was due to the consideration of the most recent financial information that was available at the time the investments were valued.

BHFTII-356

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$2,239,628,341
Affiliated investments at value (c)	2,240,067
Cash	2,432,962
Cash denominated in foreign currencies (d)	23
Receivable for:
Investments sold	1,649,905
Fund shares sold	118,541
Dividends	224,131
Dividends on affiliated investments	66,373
Prepaid expenses	7,933
Total Assets	2,246,368,276
Liabilities
Collateral for securities loaned	9,962,860
Payable for:
Affiliated investments purchased	13,791
Fund shares redeemed	1,092,296
Accrued Expenses:
Management fees	987,637
Distribution and service fees	215,756
Deferred trustees’ fees	263,189
Other expenses	412,951
Total Liabilities	12,948,480
Net Assets	$2,233,419,796
Net Assets Consist of:
Paid in surplus	$780,240,577
Distributable earnings (Accumulated losses)	1,453,179,219
Net Assets	$2,233,419,796
Net Assets
Class A	$1,212,548,896
Class B	984,536,978
Class E	36,333,922
Capital Shares Outstanding*
Class A	47,635,788
Class B	41,476,719
Class E	1,478,518
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$25.45
Class B	23.74
Class E	24.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,148,587,424.
(b)	Includes securities loaned at value of $76,410,635.
(c)	Identified cost of affiliated investments was $2,240,067.
(d)	Identified cost of cash denominated in foreign currencies was $23.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$8,508,254
Dividends from affiliated investments	485,686
Securities lending income	95,033
Total investment income	9,088,973
Expenses
Management fees	13,290,652
Administration fees	104,689
Custodian and accounting fees	94,295
Distribution and service fees—Class B	2,474,906
Distribution and service fees—Class E	53,768
Audit and tax services	61,271
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	101,986
Insurance	19,000
Miscellaneous	25,339
Total expenses	16,336,491
Less management fee waiver	(1,854,819)
Net expenses	14,481,672
Net Investment Loss	(5,392,699)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	373,756,702
Foreign currency transactions	5,100
Net realized gain (loss)	373,761,802
Net change in unrealized appreciation (depreciation) on:
Investments	(40,384,584)
Foreign currency transactions	807
Net change in unrealized appreciation (depreciation)	(40,383,777)
Net realized and unrealized gain (loss)	333,378,025
Net Increase (Decrease) in Net Assets From Operations	$327,985,326

(a)	Net of foreign withholding taxes of $76,577.
BHFTII-357

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(5,392,699)	$(4,353,889)
Net realized gain (loss)	373,761,802	320,075,160
Net change in unrealized appreciation (depreciation)	(40,383,777)	280,159,590
Increase (decrease) in net assets from operations	327,985,326	595,880,861
From Distributions to Shareholders
Class A	(164,125,205)	(67,002,647)
Class B	(145,626,400)	(59,811,108)
Class E	(5,076,410)	(2,068,961)
Total distributions	(314,828,015)	(128,882,716)
Increase (decrease) in net assets from capital share transactions	(59,305,266)	(326,792,925)
Total increase (decrease) in net assets	(46,147,955)	140,205,220
Net Assets
Beginning of period	2,279,567,751	2,139,362,531
End of period	$2,233,419,796	$2,279,567,751

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	853,170	$20,496,364	1,129,015	$26,156,926
Reinvestments	7,291,213	164,125,205	2,846,332	67,002,647
Redemptions	(7,881,098)	(195,071,875)	(12,306,266)	(291,660,016)
Net increase (decrease)	263,285	$(10,450,306)	(8,330,919)	$(198,500,443)
Class B
Sales	1,529,357	$34,405,660	1,707,378	$37,946,618
Reinvestments	6,927,992	145,626,400	2,688,140	59,811,108
Redemptions	(9,887,683)	(227,851,892)	(9,920,082)	(221,529,345)
Net increase (decrease)	(1,430,334)	$(47,819,832)	(5,524,564)	$(123,771,619)
Class E
Sales	47,318	$1,105,781	40,202	$930,690
Reinvestments	233,398	5,076,410	90,387	2,068,961
Redemptions	(304,435)	(7,217,319)	(326,771)	(7,520,514)
Net increase (decrease)	(23,719)	$(1,035,128)	(196,182)	$(4,520,863)
Increase (decrease) derived from capital shares transactions		$(59,305,266)		$(326,792,925)
BHFTII-358

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.52	$20.70	$14.10	$30.81	$28.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.02)	0.00 (b)	(0.02)	(0.06)
Net realized and unrealized gain (loss)	3.57	6.18	6.60	(12.17)	5.55
Total income (loss) from investment operations	3.54	6.16	6.60	(12.19)	5.49
Less Distributions
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$25.45	$25.52	$20.70	$14.10	$30.81
Total Return (%) (d)	15.70	30.31	46.81	(40.46)	20.22
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	0.62	0.63	0.62	0.62
Net ratio of expenses to average net assets (%) (e) (f)	0.54	0.54	0.54	0.55	0.54
Ratio of net investment income (loss) to average net assets (%)	(0.13)	(0.08)	0.01	(0.10)	(0.21)
Portfolio turnover rate (%)	33	31	31	31	21
Net assets, end of period (in millions)	$1,212.5	$1,208.8	$1,153.2	$941.0	$1,503.7

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.09	$19.65	$13.42	$29.74	$27.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.09)	(0.07)	(0.04)	(0.06)	(0.14)
Net realized and unrealized gain (loss)	3.35	5.85	6.27	(11.74)	5.39
Total income (loss) from investment operations	3.26	5.78	6.23	(11.80)	5.25
Less Distributions
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$23.74	$24.09	$19.65	$13.42	$29.74
Total Return (%) (d)	15.45	29.98	46.42 (g)	(40.67)	19.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.88	0.87	0.87
Net ratio of expenses to average net assets (%) (e) (f)	0.79	0.79	0.79	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	(0.38)	(0.33)	(0.24)	(0.35)	(0.46)
Portfolio turnover rate (%)	33	31	31	31	21
Net assets, end of period (in millions)	$984.5	$1,033.6	$951.9	$757.9	$1,266.1
Please see  following page for Financial Highlights footnote legend.
BHFTII-359

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.79	$20.18	$13.76	$30.29	$28.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)	(0.05)	(0.02)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	3.46	6.00	6.44	(11.96)	5.48
Total income (loss) from investment operations	3.39	5.95	6.42	(12.01)	5.37
Less Distributions
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$24.57	$24.79	$20.18	$13.76	$30.29
Total Return (%) (d)	15.54	30.04	46.66	(40.58)	20.08
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.77	0.78	0.77	0.77
Net ratio of expenses to average net assets (%) (e) (f)	0.69	0.69	0.69	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	(0.28)	(0.23)	(0.14)	(0.25)	(0.36)
Portfolio turnover rate (%)	33	31	31	31	21
Net assets, end of period (in millions)	$36.3	$37.2	$34.3	$26.6	$53.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the years ended December 31, 2025, 2024, 2023 and 2022, and 0.03% for the year ended December 31, 2021 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

BHFTII-360

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.5%
Archer Aviation, Inc. - Class A (a) (b)	55,900	$420,368
ATI, Inc. (b)	40,091	4,600,843
Beta Technologies, Inc. - Class A (b)	22,406	632,073
BWX Technologies, Inc.	16,037	2,771,835
Carpenter Technology Corp.	11,820	3,721,409
Curtiss-Wright Corp.	7,042	3,882,043
Hexcel Corp. (a)	50,758	3,751,016
Karman Holdings, Inc. (a) (b)	75,976	5,559,164
Kratos Defense & Security Solutions, Inc. (b)	41,900	3,180,629
Leonardo DRS, Inc.	69,650	2,374,369
Moog, Inc. - Class A	11,337	2,761,126
VSE Corp.	3,381	584,136
Woodward, Inc.	13,350	4,035,972
		38,274,983
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (b)	33,204	1,747,859
Automobile Components — 0.6%
Dorman Products, Inc. (a) (b)	29,403	3,622,156
Visteon Corp.	33,242	3,161,314
		6,783,470
Banks — 2.3%
Bancorp, Inc. (b)	76,411	5,159,271
First BanCorp (a)	299,031	6,198,913
International Bancshares Corp.	22,619	1,502,806
Popular, Inc.	37,989	4,730,390
UMB Financial Corp.	23,900	2,749,456
Webster Financial Corp.	80,151	5,044,704
		25,385,540
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	19,695	3,019,244
Biotechnology — 12.5%
ACADIA Pharmaceuticals, Inc. (b)	51,579	1,377,675
ADMA Biologics, Inc. (a) (b)	202,333	3,690,554
Alkermes PLC (b)	141,718	3,965,270
Apogee Therapeutics, Inc. (a) (b)	33,408	2,521,636
Arcellx, Inc. (b)	41,560	2,709,712
Arcutis Biotherapeutics, Inc. (b)	33,248	965,522
Arrowhead Pharmaceuticals, Inc. (b)	28,712	1,906,190
Ascendis Pharma AS (ADR) (b)	10,746	2,291,477
Beam Therapeutics, Inc. (a) (b)	110,555	3,064,585
Bicara Therapeutics, Inc. (b)	38,300	644,589
Biohaven Ltd. (b)	84,222	950,866
Bridgebio Pharma, Inc. (a) (b)	119,780	9,161,972
Caris Life Sciences, Inc. (a) (b)	18,175	490,362
Catalyst Pharmaceuticals, Inc. (b)	68,247	1,592,885
Celcuity, Inc. (b)	15,458	1,541,781
Celldex Therapeutics, Inc. (b)	53,309	1,447,872
Centessa Pharmaceuticals PLC (ADR) (a) (b)	50,186	1,255,152
CG oncology, Inc. (b)	81,190	3,371,009
Cogent Biosciences, Inc. (b)	82,543	2,931,927
Cytokinetics, Inc. (a) (b)	27,291	1,734,070
Security Description	Shares	Value
Biotechnology—(Continued)
Denali Therapeutics, Inc. (b)	147,291	$2,431,774
Dianthus Therapeutics, Inc. (b)	12,898	531,527
Disc Medicine, Inc. (b)	34,697	2,755,289
Dyne Therapeutics, Inc. (b)	78,426	1,534,013
GRAIL, Inc. (a) (b)	5,700	487,863
Halozyme Therapeutics, Inc. (b)	11,830	796,159
Ideaya Biosciences, Inc. (b)	15,000	518,550
Immunome, Inc. (b)	30,416	653,336
Immunovant, Inc. (a) (b)	14,800	376,216
Insmed, Inc. (b)	10,409	1,811,582
Ionis Pharmaceuticals, Inc. (b)	30,107	2,381,765
Janux Therapeutics, Inc. (b)	17,200	237,360
Krystal Biotech, Inc. (b)	8,919	2,198,890
Kymera Therapeutics, Inc. (a) (b)	76,334	5,939,549
Madrigal Pharmaceuticals, Inc. (b)	9,851	5,736,631
Mineralys Therapeutics, Inc. (b)	46,961	1,704,215
Mirum Pharmaceuticals, Inc. (b)	42,880	3,387,091
Monte Rosa Therapeutics, Inc. (b)	76,100	1,193,248
Natera, Inc. (b)	23,372	5,354,291
Neurocrine Biosciences, Inc. (b)	15,520	2,201,202
Nurix Therapeutics, Inc. (a) (b)	65,163	1,236,142
Nuvalent, Inc. - Class A (b)	47,926	4,820,876
ORIC Pharmaceuticals, Inc. (b)	69,859	571,447
Praxis Precision Medicines, Inc. (b)	11,980	3,530,985
Protagonist Therapeutics, Inc. (b)	12,805	1,118,389
PTC Therapeutics, Inc. (b)	40,823	3,100,915
Replimune Group, Inc. (b)	191,701	1,863,334
Revolution Medicines, Inc. (b)	32,614	2,597,705
Rhythm Pharmaceuticals, Inc. (b)	40,627	4,348,714
Roivant Sciences Ltd. (b)	50,700	1,100,190
Scholar Rock Holding Corp. (b)	105,811	4,660,975
Soleno Therapeutics, Inc. (b)	52,960	2,452,048
Spyre Therapeutics, Inc. (b)	36,165	1,184,765
Stoke Therapeutics, Inc. (a) (b)	29,318	930,553
TG Therapeutics, Inc. (b)	48,345	1,441,164
Travere Therapeutics, Inc. (b)	31,934	1,220,198
Ultragenyx Pharmaceutical, Inc. (b)	40,423	929,729
Vaxcyte, Inc. (b)	20,316	937,380
Vera Therapeutics, Inc. (b)	90,626	4,589,301
Viridian Therapeutics, Inc. (b)	79,020	2,459,102
Xencor, Inc. (b)	79,417	1,215,874
Xenon Pharmaceuticals, Inc. (b)	20,407	914,642
		137,070,085
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (b)	20,500	2,247,005
Building Products — 2.0%
AAON, Inc. (a)	20,025	1,526,906
AZZ, Inc.	24,819	2,660,100
CSW Industrials, Inc. (a)	13,679	4,015,197
Griffon Corp.	37,384	2,753,332
Modine Manufacturing Co. (b)	53,598	7,155,869
Simpson Manufacturing Co., Inc. (a)	24,253	3,916,132
		22,027,536
See accompanying notes to financial statements.
BHFTII-361

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	11,934	$3,440,333
Galaxy Digital, Inc. - Class A (a) (b)	56,400	1,261,104
Hamilton Lane, Inc. - Class A	6,000	805,860
Lazard, Inc.	39,512	1,918,703
Marex Group PLC	141,655	5,433,886
Moelis & Co. - Class A	32,889	2,260,790
StepStone Group, Inc. - Class A	49,387	3,169,164
StoneX Group, Inc. (b)	99,557	9,470,857
TPG, Inc.	32,800	2,093,952
		29,854,649
Chemicals — 1.5%
Axalta Coating Systems Ltd. (b)	93,025	3,005,638
Balchem Corp.	14,759	2,263,440
Cabot Corp.	44,616	2,957,148
Element Solutions, Inc.	43,829	1,095,287
NewMarket Corp.	5,622	3,863,776
RPM International, Inc.	35,652	3,707,808
		16,893,097
Commercial Services & Supplies — 0.5%
Brink's Co.	46,844	5,468,100
Construction & Engineering — 3.3%
API Group Corp. (b)	133,687	5,114,865
Argan, Inc.	4,500	1,409,940
Dycom Industries, Inc. (b)	13,018	4,398,782
EMCOR Group, Inc.	1,826	1,117,128
Fluor Corp. (b)	26,400	1,046,232
Granite Construction, Inc. (a)	8,300	957,405
IES Holdings, Inc. (b)	5,400	2,100,708
Primoris Services Corp.	41,471	5,148,210
Sterling Infrastructure, Inc. (b)	31,279	9,578,568
Valmont Industries, Inc.	12,612	5,074,060
		35,945,898
Construction Materials — 0.5%
Eagle Materials, Inc.	10,295	2,127,771
Knife River Corp. (a) (b)	51,627	3,631,959
		5,759,730
Consumer Finance — 1.2%
Enova International, Inc. (b)	32,125	5,050,050
FirstCash Holdings, Inc.	49,505	7,890,107
		12,940,157
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc.	4,812	2,659,640
Performance Food Group Co. (b)	11,443	1,028,955
PriceSmart, Inc.	19,944	2,446,530
Sprouts Farmers Market, Inc. (b)	9,692	772,162
		6,907,287
Diversified Consumer Services — 2.3%
Adtalem Global Education, Inc. (b)	42,293	4,376,057
Security Description	Shares	Value
Diversified Consumer Services—(Continued)
Duolingo, Inc. (b)	7,795	$1,368,022
Frontdoor, Inc. (b)	79,064	4,561,202
Grand Canyon Education, Inc. (b)	17,782	2,957,324
H&R Block, Inc.	51,650	2,250,907
Laureate Education, Inc. (b)	120,177	4,046,360
Stride, Inc. (b)	49,247	3,197,608
Universal Technical Institute, Inc. (b)	91,540	2,391,940
		25,149,420
Electrical Equipment — 2.3%
Bloom Energy Corp. - Class A (a) (b)	77,800	6,760,042
Eos Energy Enterprises, Inc. (a) (b)	34,700	397,662
Fluence Energy, Inc. (a) (b)	31,800	629,004
Nextpower, Inc. - Class A (b)	120,869	10,528,899
nVent Electric PLC	55,464	5,655,664
Powell Industries, Inc. (a)	2,700	860,706
Shoals Technologies Group, Inc. - Class A (a) (b)	87,568	744,328
		25,576,305
Electronic Equipment, Instruments & Components — 5.9%
Badger Meter, Inc.	17,863	3,115,486
Bel Fuse, Inc. - Class B	35,893	6,088,530
Belden, Inc.	79,088	9,217,706
Cognex Corp.	132,441	4,765,227
ePlus, Inc.	22,622	1,983,949
Fabrinet (a) (b)	41,853	19,054,834
Itron, Inc. (b)	45,432	4,218,815
Novanta, Inc. (a) (b)	25,344	3,015,683
OSI Systems, Inc. (b)	23,766	6,061,756
Teledyne Technologies, Inc. (b)	14,816	7,566,976
		65,088,962
Energy Equipment & Services — 1.5%
TechnipFMC PLC	198,514	8,845,784
Tidewater, Inc. (a) (b)	21,700	1,096,067
Weatherford International PLC	76,240	5,966,542
		15,908,393
Entertainment — 0.6%
IMAX Corp. (a) (b)	52,500	1,940,400
Liberty Live Holdings, Inc. - Class C (b)	38,669	3,215,714
TKO Group Holdings, Inc. (a)	5,674	1,185,866
		6,341,980
Financial Services — 1.8%
Equitable Holdings, Inc.	115,546	5,505,767
Euronet Worldwide, Inc. (b)	13,856	1,054,580
EVERTEC, Inc.	62,684	1,823,478
Marqeta, Inc. - Class A (b)	484,667	2,302,168
Payoneer Global, Inc. (b)	861,243	4,840,186
Sezzle, Inc. (a) (b)	37,855	2,402,846
Shift4 Payments, Inc. - Class A (a) (b)	24,128	1,519,340
		19,448,365
See accompanying notes to financial statements.
BHFTII-362

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products — 0.3%
Simply Good Foods Co. (b)	57,638	$1,157,371
Vital Farms, Inc. (b)	65,499	2,092,038
		3,249,409
Ground Transportation — 0.4%
Saia, Inc. (b)	14,497	4,733,561
Health Care Equipment & Supplies — 3.4%
CONMED Corp.	14,369	583,381
Globus Medical, Inc. - Class A (b)	54,864	4,790,176
Haemonetics Corp. (b)	32,767	2,626,275
Inspire Medical Systems, Inc. (b)	8,821	813,561
iRhythm Technologies, Inc. (b)	4,600	816,224
Lantheus Holdings, Inc. (b)	74,676	4,969,688
LeMaitre Vascular, Inc. (a)	28,912	2,344,763
Merit Medical Systems, Inc. (b)	58,766	5,179,635
Penumbra, Inc. (b)	16,726	5,200,281
PROCEPT BioRobotics Corp. (b)	17,379	546,743
STERIS PLC	9,965	2,526,327
TransMedics Group, Inc. (a) (b)	27,841	3,386,858
UFP Technologies, Inc. (b)	17,363	3,855,107
		37,639,019
Health Care Providers & Services — 5.6%
Addus HomeCare Corp. (b)	23,314	2,503,690
Billiontoone, Inc. - Class A (b)	5,144	420,985
BrightSpring Health Services, Inc. (b)	210,126	7,869,219
Concentra Group Holdings Parent, Inc.	91,727	1,805,187
CorVel Corp. (b)	19,706	1,333,505
Encompass Health Corp.	52,757	5,599,628
Ensign Group, Inc.	55,263	9,626,815
Guardant Health, Inc. (b)	90,609	9,254,803
HealthEquity, Inc. (b)	60,652	5,556,330
Hims & Hers Health, Inc. (a) (b)	42,440	1,378,027
Option Care Health, Inc. (a) (b)	151,427	4,824,464
RadNet, Inc. (b)	52,755	3,764,069
Tenet Healthcare Corp. (b)	38,965	7,743,125
		61,679,847
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	83,380	3,923,863
Health Care Technology — 0.4%
HeartFlow, Inc. (a) (b)	18,178	529,889
Waystar Holding Corp. (b)	120,486	3,945,916
		4,475,805
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	32,748	3,098,616
Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	49,646	4,231,825
Brinker International, Inc. (b)	18,273	2,622,541
Cava Group, Inc. (a) (b)	12,000	704,280
Churchill Downs, Inc.	16,855	1,917,762
Dutch Bros, Inc. - Class A (b)	52,749	3,229,294
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Navan, Inc. - Class A (b)	40,915	$698,828
Planet Fitness, Inc. - Class A (b)	46,889	5,086,050
Travel & Leisure Co.	32,463	2,289,615
United Parks & Resorts, Inc. (a) (b)	22,088	801,794
Wingstop, Inc. (a)	15,285	3,645,320
		25,227,309
Household Durables — 1.7%
Cavco Industries, Inc. (b)	9,959	5,883,180
Green Brick Partners, Inc. (b)	57,549	3,606,020
Installed Building Products, Inc. (a)	19,544	5,069,518
SharkNinja, Inc. (b)	9,300	1,040,670
TopBuild Corp. (a) (b)	6,121	2,553,620
		18,153,008
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	29,421	1,139,181
Insurance — 1.2%
Oscar Health, Inc. - Class A (b)	73,000	1,049,010
Palomar Holdings, Inc. (b)	26,888	3,623,427
Primerica, Inc.	12,757	3,295,898
Skyward Specialty Insurance Group, Inc. (b)	100,197	5,121,069
		13,089,404
Interactive Media & Services — 0.4%
Cargurus, Inc. (b)	31,123	1,193,567
Cars.com, Inc. (a) (b)	67,990	829,478
Pinterest, Inc. - Class A (b)	95,400	2,469,906
		4,492,951
IT Services — 0.2%
Applied Digital Corp. (a) (b)	24,500	600,740
Okta, Inc. (b)	24,464	2,115,402
		2,716,142
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. (b)	145,152	2,357,269
Medpace Holdings, Inc. (b)	6,062	3,404,722
Repligen Corp. (b)	15,843	2,596,034
		8,358,025
Machinery — 6.5%
Alamo Group, Inc.	3,300	553,971
Allison Transmission Holdings, Inc.	27,729	2,714,669
Atmus Filtration Technologies, Inc.	156,086	8,102,424
Crane Co.	15,747	2,904,219
Esab Corp. (a)	71,409	7,977,814
ESCO Technologies, Inc.	12,600	2,461,914
Federal Signal Corp.	69,147	7,508,673
JBT Marel Corp.	25,400	3,827,018
Kadant, Inc. (a)	18,983	5,410,535
Mueller Industries, Inc.	58,275	6,689,970
RBC Bearings, Inc. (b)	3,156	1,415,245
SPX Technologies, Inc. (b)	49,347	9,872,361
See accompanying notes to financial statements.
BHFTII-363

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Toro Co.	39,279	$3,092,043
Watts Water Technologies, Inc. - Class A	31,715	8,753,974
		71,284,830
Marine Transportation — 0.3%
Kirby Corp. (b)	30,174	3,324,571
Media — 0.6%
DoubleVerify Holdings, Inc. (b)	197,358	2,257,775
Magnite, Inc. (a) (b)	60,573	983,100
Nexstar Media Group, Inc.	14,213	2,885,950
		6,126,825
Metals & Mining — 1.5%
Alamos Gold, Inc. - Class A	26,700	1,031,001
Alpha Metallurgical Resources, Inc. (b)	10,285	2,055,766
Coeur Mining, Inc. (a) (b)	335,700	5,985,531
Ivanhoe Electric, Inc. (b)	82,648	1,320,715
MP Materials Corp. (a) (b)	29,775	1,504,233
Warrior Met Coal, Inc.	57,803	5,096,490
		16,993,736
Oil, Gas & Consumable Fuels — 2.4%
Centrus Energy Corp. - Class A (a) (b)	15,783	3,831,481
Energy Fuels, Inc. (a) (b)	20,400	296,616
Gulfport Energy Corp. (b)	12,000	2,495,880
Matador Resources Co.	35,900	1,523,596
Permian Resources Corp.	312,748	4,387,855
Range Resources Corp.	99,408	3,505,126
Uranium Energy Corp. (a) (b)	547,262	6,392,020
Viper Energy, Inc. - Class A	89,429	3,454,642
		25,887,216
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	19,603	1,583,138
Passenger Airlines — 0.2%
Sun Country Airlines Holdings, Inc. (b)	127,956	1,841,287
Personal Care Products — 0.5%
elf Beauty, Inc. (b)	46,944	3,569,622
Interparfums, Inc.	20,287	1,720,946
		5,290,568
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (b)	45,178	8,251,310
Crinetics Pharmaceuticals, Inc. (a) (b)	107,709	5,013,854
LENZ Therapeutics, Inc. (b)	18,329	293,264
Prestige Consumer Healthcare, Inc. (b)	47,263	2,915,654
WaVe Life Sciences Ltd. (b)	137,133	2,331,261
		18,805,343
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	31,745	2,678,008
Broadridge Financial Solutions, Inc.	4,615	1,029,930
CACI International, Inc. - Class A (b)	2,359	1,256,899
Security Description	Shares	Value
Professional Services—(Continued)
ExlService Holdings, Inc. (b)	83,173	$3,529,862
FTI Consulting, Inc. (b)	16,664	2,846,711
Genpact Ltd.	80,925	3,785,672
Huron Consulting Group, Inc. (b)	19,054	3,294,627
Legalzoom.com, Inc. (b)	161,600	1,604,688
Upwork, Inc. (a) (b)	457,609	9,069,810
Verra Mobility Corp. (b)	57,628	1,291,443
		30,387,650
Semiconductors & Semiconductor Equipment — 6.4%
Astera Labs, Inc. (a) (b)	4,900	815,164
Axcelis Technologies, Inc. (b)	36,617	2,941,810
Cirrus Logic, Inc. (b)	21,753	2,577,731
Credo Technology Group Holding Ltd. (b)	77,283	11,120,251
Entegris, Inc.	37,725	3,178,331
Impinj, Inc. (a) (b)	17,600	3,062,576
Lattice Semiconductor Corp. (b)	77,821	5,726,069
MACOM Technology Solutions Holdings, Inc. (b)	29,041	4,974,142
MKS, Inc.	28,585	4,567,883
Monolithic Power Systems, Inc.	3,611	3,272,866
Onto Innovation, Inc. (b)	20,985	3,312,692
Photronics, Inc. (b)	90,434	2,893,888
Power Integrations, Inc.	24,800	881,392
Rambus, Inc. (b)	162,485	14,930,747
Rigetti Computing, Inc. (b)	64,237	1,422,850
SiTime Corp. (b)	11,022	3,892,860
Synaptics, Inc. (b)	16,749	1,239,761
		70,811,013
Software — 8.6%
A10 Networks, Inc.	123,488	2,184,503
ACI Worldwide, Inc. (b)	96,162	4,597,505
Agilysys, Inc. (a) (b)	39,648	4,711,768
Alarm.com Holdings, Inc. (b)	34,856	1,778,353
Appfolio, Inc. - Class A (b)	26,104	6,073,096
Bill Holdings, Inc. (b)	93,290	5,088,037
BlackLine, Inc. (b)	22,500	1,244,025
CCC Intelligent Solutions Holdings, Inc. (a) (b)	647,018	5,143,793
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	209,207	5,046,073
Commvault Systems, Inc. (b)	36,872	4,622,274
Core Scientific, Inc. (b)	39,600	576,576
CyberArk Software Ltd. (b)	2,372	1,058,054
Descartes Systems Group, Inc. (b)	63,698	5,583,767
Freshworks, Inc. - Class A (b)	145,300	1,779,925
Gitlab, Inc. - Class A (a) (b)	32,900	1,234,737
HubSpot, Inc. (b)	5,700	2,287,410
InterDigital, Inc. (a)	43,018	13,696,071
JFrog Ltd. (b)	17,100	1,068,066
Manhattan Associates, Inc. (b)	14,408	2,497,050
Monday.com Ltd. (b)	6,440	950,286
nCino, Inc. (b)	25,800	661,512
Pegasystems, Inc.	54,434	3,250,798
Procore Technologies, Inc. (b)	26,400	1,920,336
PTC, Inc. (b)	31,425	5,474,549
Q2 Holdings, Inc. (b)	46,182	3,332,493
Qualys, Inc. (b)	15,364	2,041,876
See accompanying notes to financial statements.
BHFTII-364

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Securities Lending Reinvestments (g)—4.3%
Security Description	Shares	Value
Software—(Continued)
SPS Commerce, Inc. (b)	19,621	$1,748,820
Teradata Corp. (b)	29,400	894,936
Workiva, Inc. (b)	42,524	3,667,695
		94,214,384
Specialized REITs — 0.4%
Lamar Advertising Co. - Class A (a)	21,563	2,729,444
Smartstop Self Storage REIT, Inc.	50,837	1,572,897
		4,302,341
Specialty Retail — 1.7%
Abercrombie & Fitch Co. - Class A (b)	52,155	6,564,750
Asbury Automotive Group, Inc. (b)	6,361	1,479,123
Boot Barn Holdings, Inc. (b)	28,842	5,089,748
Build-A-Bear Workshop, Inc. (a)	31,110	1,906,110
Group 1 Automotive, Inc.	8,561	3,367,041
Urban Outfitters, Inc. (b)	7,116	535,550
		18,942,322
Technology Hardware, Storage & Peripherals — 0.5%
IonQ, Inc. (a) (b)	108,864	4,884,728
Pure Storage, Inc. - Class A (b)	14,147	947,990
		5,832,718
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC (a) (b)	75,796	3,100,057
Crocs, Inc. (b)	21,275	1,819,438
Deckers Outdoor Corp. (b)	14,181	1,470,144
Kontoor Brands, Inc.	25,214	1,540,323
		7,929,962
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	19,341	4,966,188
FTAI Aviation Ltd.	12,448	2,450,389
SiteOne Landscape Supply, Inc. (b)	38,050	4,739,508
		12,156,085
Total Common Stocks (Cost $904,335,246)		1,095,528,194

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.1%
Short-Term Investment Funds—0.1%
T. Rowe Price Government Reserve Fund
3.764% (e) (f)	1,575,193	1,575,193
Total Short-Term Investments (Cost $1,575,193)		1,575,193

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—2.0%
Allspring Government Money Market Fund, Select Class 3.710% (f)	1,000,000	$1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 3.710% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (f)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.690% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (f)	2,000,000	2,000,000
		22,000,000

Certificates of Deposit—0.5%
Bank of Montreal
4.080%, SOFR + 0.370%, 08/07/26 (h)	2,000,000	2,000,598
Canadian Imperial Bank of Commerce (NY)
4.090%, SOFR + 0.380%, 08/11/26 (h)	1,300,000	1,300,797
Commonwealth Bank of Australia
4.090%, SOFR + 0.380%, 04/13/26 (h)	1,000,000	1,000,343
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	1,000,191
		5,301,929
Repurchase Agreements—1.5%
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $1,000,212; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $1,020,001	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,467,806; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,517,162	2,467,281	2,467,281
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $4,085,812; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $4,160,500	4,000,000	4,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $4,000,869; collateralized by various Common Stock with an aggregate market value of $4,444,935	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTII-365

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $4,003,018; collateralized by various Common Stock with an aggregate market value of $4,448,742	4,000,000	$4,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $102,000	100,000	100,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $1,000,208; collateralized by various Common Stock with an aggregate market value of $1,100,229	1,000,000	1,000,000
		16,567,281
Time Deposits—0.3%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $46,867,281)		46,869,210
Total Investments—104.2% (Cost $952,777,720)		1,143,972,597
Other assets and liabilities (net)—(4.2)%		(45,907,874)
Net Assets—100.0%		$1,098,064,723

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $121,559,681 and the collateral received consisted of cash in the amount of $46,867,281 and non-cash collateral with a value of $78,613,300. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the year ended December 31, 2025 is as follows.
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of December 31, 2025
T. Rowe Price Government Reserve Fund	$3,940,251	$182,927,197	$(185,292,255)	$1,575,193

Security Description	Income earned from affiliates during the period	Number of shares held at December 31, 2025
T. Rowe Price Government Reserve Fund	$238,867	1,575,193
See accompanying notes to financial statements.
BHFTII-366

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$541,943,044	$0	$671,590,241
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(46,867,281)	$—	$—	$—	$(46,867,281)
Gross amount of recognized liabilities for securities lending transactions					$(46,867,281)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,095,528,194	$—	$—	$1,095,528,194
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	1,575,193	—	—	1,575,193
Securities Lending Reinvestments
Short-Term Investment Funds	22,000,000	—	—	22,000,000
Certificates of Deposit	—	5,301,929	—	5,301,929
Repurchase Agreements	—	16,567,281	—	16,567,281
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	22,000,000	24,869,210	—	46,869,210
Total Investments	$1,119,103,387	$24,869,210	$0	$1,143,972,597
Collateral for Securities Loaned (Liability)	$—	$(46,867,281)	$—	$(46,867,281)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-367

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,142,397,404
Affiliated investments at value (c)	1,575,193
Cash	1,412,452
Receivable for:
Investments sold	705,693
Fund shares sold	59,105
Dividends	256,749
Dividends on affiliated investments	68,893
Prepaid expenses	3,770
Total Assets	1,146,479,259
Liabilities
Collateral for securities loaned	46,867,281
Payable for:
Investments purchased	238,161
Affiliated investments purchased	8,775
Fund shares redeemed	295,713
Accrued Expenses:
Management fees	430,497
Distribution and service fees	63,857
Deferred trustees’ fees	240,736
Other expenses	269,516
Total Liabilities	48,414,536
Net Assets	$1,098,064,723
Net Assets Consist of:
Paid in surplus	$773,493,655
Distributable earnings (Accumulated losses)	324,571,068
Net Assets	$1,098,064,723
Net Assets
Class A	$801,264,064
Class B	284,710,421
Class E	10,222,954
Class G	1,867,284
Capital Shares Outstanding*
Class A	43,006,677
Class B	18,837,216
Class E	625,364
Class G	138,451
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.63
Class B	15.11
Class E	16.35
Class G	13.49

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $951,202,527.
(b)	Includes securities loaned at value of $121,559,681.
(c)	Identified cost of affiliated investments was $1,575,193.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$4,955,172
Dividends from affiliated investments	238,867
Interest	3
Securities lending income	295,861
Total investment income	5,489,903
Expenses
Management fees	5,167,705
Administration fees	63,501
Custodian and accounting fees	54,110
Distribution and service fees—Class B	719,350
Distribution and service fees—Class E	15,643
Distribution and service fees—Class G	5,966
Audit and tax services	50,265
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	85,112
Insurance	9,631
Miscellaneous	20,572
Total expenses	6,302,440
Less management fee waiver	(234,053)
Net expenses	6,068,387
Net Investment Loss	(578,484)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	138,546,691
Foreign currency transactions	18,553
Net realized gain (loss)	138,565,244
Net change in unrealized appreciation (depreciation) on investments	(29,450,941)
Net realized and unrealized gain (loss)	109,114,303
Net Increase (Decrease) in Net Assets From Operations	$108,535,819

(a)	Net of foreign withholding taxes of $34,389.
See accompanying notes to financial statements.
BHFTII-368

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(578,484)	$(342,404)
Net realized gain (loss)	138,565,244	236,070,416
Net change in unrealized appreciation (depreciation)	(29,450,941)	(77,539,569)
Increase (decrease) in net assets from operations	108,535,819	158,188,443
From Distributions to Shareholders
Class A	(166,253,732)	(44,284,254)
Class B	(69,850,870)	(18,570,718)
Class E	(2,393,390)	(625,451)
Class G	(560,585)	(136,247)
Total distributions	(239,058,577)	(63,616,670)
Increase (decrease) in net assets from capital share transactions	105,514,850	(193,670,467)
Total increase (decrease) in net assets	(25,007,908)	(99,098,694)
Net Assets
Beginning of period	1,123,072,631	1,222,171,325
End of period	$1,098,064,723	$1,123,072,631

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	782,837	$15,280,402	668,889	$14,242,823
Reinvestments	9,937,461	166,253,732	2,171,861	44,284,254
Redemptions	(5,362,323)	(100,872,066)	(9,827,365)	(212,349,790)
Net increase (decrease)	5,357,975	$80,662,068	(6,986,615)	$(153,822,713)
Class B
Sales	482,585	$7,806,898	407,789	$7,421,299
Reinvestments	5,139,873	69,850,870	1,069,126	18,570,718
Redemptions	(3,421,117)	(53,633,802)	(3,528,564)	(63,883,181)
Net increase (decrease)	2,201,341	$24,023,966	(2,051,649)	$(37,891,164)
Class E
Sales	21,591	$395,810	28,005	$546,015
Reinvestments	162,926	2,393,390	33,918	625,451
Redemptions	(122,854)	(2,067,615)	(150,179)	(2,871,895)
Net increase (decrease)	61,663	$721,585	(88,256)	$(1,700,429)
Class G
Sales	5,171	$78,041	4,437	$77,013
Reinvestments	46,215	560,585	8,531	136,247
Redemptions	(40,662)	(531,395)	(28,031)	(469,421)
Net increase (decrease)	10,724	$107,231	(15,063)	$(256,161)
Increase (decrease) derived from capital shares transactions		$105,514,850		$(193,670,467)
See accompanying notes to financial statements.
BHFTII-369

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.43	$19.90	$16.77	$27.02	$27.04
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (b)	0.01	0.02	0.03	(0.01)
Net realized and unrealized gain (loss)	1.70	2.61	3.56	(6.25)	2.99
Total income (loss) from investment operations	1.70	2.62	3.58	(6.22)	2.98
Less Distributions
Distributions from net investment income	(0.06)	(0.01)	(0.01)	(0.05)	(0.01)
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(4.50)	(1.09)	(0.45)	(4.03)	(3.00)
Net Asset Value, End of Period	$18.63	$21.43	$19.90	$16.77	$27.02
Total Return (%) (c)	10.30	13.47	21.57	(22.15)	11.67
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51	0.51	0.51	0.50	0.49
Net ratio of expenses to average net assets (%) (d)	0.49	0.48	0.48	0.48	0.47
Ratio of net investment income (loss) to average net assets (%)	0.01	0.04	0.11	0.16	(0.04)
Portfolio turnover rate (%)	50	42	34	34	28
Net assets, end of period (in millions)	$801.3	$806.8	$888.3	$837.2	$1,152.5

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.23	$17.11	$14.50	$24.09	$24.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.04)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.36	2.24	3.07	(5.59)	2.68
Total income (loss) from investment operations	1.32	2.20	3.05	(5.61)	2.61
Less Distributions
Distributions from net investment income	(0.00) (e)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$15.11	$18.23	$17.11	$14.50	$24.09
Total Return (%) (c)	10.00	13.20	21.28	(22.34)	11.36
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	0.76	0.76	0.75	0.74
Net ratio of expenses to average net assets (%) (d)	0.74	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	(0.24)	(0.21)	(0.14)	(0.10)	(0.29)
Portfolio turnover rate (%)	50	42	34	34	28
Net assets, end of period (in millions)	$284.7	$303.3	$319.8	$294.1	$423.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-370

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.35	$18.09	$15.29	$25.09	$25.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.01)	(0.00) (b)	(0.05)
Net realized and unrealized gain (loss)	1.48	2.36	3.25	(5.82)	2.79
Total income (loss) from investment operations	1.46	2.34	3.24	(5.82)	2.74
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(4.46)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$16.35	$19.35	$18.09	$15.29	$25.09
Total Return (%) (c)	10.17	13.25	21.42	(22.28)	11.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66	0.66	0.66	0.65	0.64
Net ratio of expenses to average net assets (%) (d)	0.64	0.63	0.63	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	(0.14)	(0.11)	(0.04)	(0.00) (f)	(0.19)
Portfolio turnover rate (%)	50	42	34	34	28
Net assets, end of period (in millions)	$10.2	$10.9	$11.8	$11.2	$17.7

	Class G
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.75	$15.82	$13.44	$22.74	$23.26
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.04)	(0.03)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	1.22	2.05	2.85	(5.30)	2.55
Total income (loss) from investment operations	1.18	2.01	2.82	(5.32)	2.47
Less Distributions
Distributions from net investment income	(0.00) (e)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$13.49	$16.75	$15.82	$13.44	$22.74
Total Return (%) (c)	10.04	13.07	21.24	(22.40)	11.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	0.81	0.81	0.80	0.79
Net ratio of expenses to average net assets (%) (d)	0.79	0.78	0.78	0.78	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.29)	(0.26)	(0.19)	(0.15)	(0.34)
Portfolio turnover rate (%)	50	42	34	34	28
Net assets, end of period (in millions)	$1.9	$2.1	$2.3	$2.3	$3.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(e)	Distributions from net investment income were less than $0.01.
(f)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-371

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Chemicals — 5.8%
Corteva, Inc.	127,233	$8,528,428
Mosaic Co.	407,200	9,809,448
Neo Performance Materials, Inc.	297,800	3,376,029
Nutrien Ltd. (a)	356,623	22,010,771
		43,724,676
Construction & Engineering — 0.6%
MasTec, Inc. (b)	22,600	4,912,562
Construction Materials — 0.8%
Titan America SA (a) (b)	378,600	6,239,328
Containers & Packaging — 4.0%
Graphic Packaging Holding Co. (a)	224,900	3,386,994
International Paper Co. (a)	194,000	7,641,660
Packaging Corp. of America	46,200	9,527,826
Smurfit WestRock PLC	246,200	9,520,554
		30,077,034
Electrical Equipment — 1.2%
Nexans SA	61,170	8,995,380
Energy Equipment & Services — 2.0%
Solaris Energy Infrastructure, Inc. (a)	277,433	12,753,595
WaterBridge Infrastructure LLC - Class A (b)	101,800	2,037,018
		14,790,613
Food Products — 6.1%
Archer-Daniels-Midland Co. (a)	220,200	12,659,298
Hormel Foods Corp. (a)	195,000	4,621,500
JBS NV - Class A (b)	1,425,750	20,559,315
Tyson Foods, Inc. - Class A	134,100	7,860,942
		45,701,055
Independent Power and Renewable Electricity Producers — 2.5%
Ormat Technologies, Inc. (a)	169,700	18,746,759
Marine Transportation — 1.4%
Kirby Corp. † (a) (b)	93,831	10,338,300
Metals & Mining — 41.8%
Agnico Eagle Mines Ltd. (a)	137,333	23,282,063
Alamos Gold, Inc. - Class A	218,200	8,418,156
Alcoa Corp. (a)	173,000	9,193,220
Anglo American PLC	575,482	23,715,263
ArcelorMittal SA (NY Registry Shares) (a)	182,300	8,307,411
Barrick Mining Corp.	634,035	27,612,224
Capstone Copper Corp. (b)	1,086,200	10,905,130
Commercial Metals Co.	138,700	9,600,814
First Quantum Minerals Ltd. (b)	445,800	11,952,526
Franco-Nevada Corp.	77,200	16,002,016
Freeport-McMoRan, Inc.	172,803	8,776,664
Glencore PLC (b)	3,830,500	20,836,911
Gold Fields Ltd. (ADR)	372,300	16,254,618
Hudbay Minerals, Inc.	438,100	8,696,285
Ivanhoe Electric, Inc. (a) (b)	561,890	8,979,002
Security Description	Shares	Value
Metals & Mining—(Continued)
Kinross Gold Corp.	820,100	$23,094,016
Lynas Rare Earths Ltd. (b)	355,600	2,933,345
Newmont Corp.	255,417	25,503,387
NGEx Minerals Ltd. (a) (b)	221,200	4,125,693
Northam Platinum Holdings Ltd.	530,600	10,844,763
Pan American Silver Corp.	306,600	15,884,946
Steel Dynamics, Inc. (a)	65,500	11,098,975
Valterra Platinum Ltd. (a)	117,622	9,768,167
		315,785,595
Oil, Gas & Consumable Fuels — 28.1%
Cameco Corp.	66,900	6,120,681
Cenovus Energy, Inc.	179,600	3,038,832
Chevron Corp.	97,100	14,799,011
ConocoPhillips	49,222	4,607,671
Diamondback Energy, Inc.	22,678	3,409,184
Energy Fuels, Inc. (a) (b)	134,100	1,949,814
EQT Corp.	202,300	10,843,280
Expand Energy Corp.	97,500	10,760,100
Exxon Mobil Corp.	256,158	30,826,054
Marathon Petroleum Corp.	39,900	6,488,937
Permian Resources Corp. (a)	240,470	3,373,794
PetroChina Co. Ltd. - Class H	8,600,000	9,239,783
Phillips 66 Co.	108,100	13,949,224
Shell PLC (ADR) (a)	438,500	32,220,980
Suncor Energy, Inc.	261,500	11,606,557
TotalEnergies SE	308,400	20,100,854
Uranium Energy Corp. (a) (b)	273,500	3,194,480
Valero Energy Corp. (a)	97,500	15,872,025
Yellow Cake PLC (b)	1,223,900	9,688,056
		212,089,317
Paper & Forest Products — 2.5%
Suzano SA	1,317,400	12,341,018
West Fraser Timber Co. Ltd. (a)	108,800	6,656,177
		18,997,195
Semiconductors & Semiconductor Equipment — 0.5%
First Solar, Inc. (b)	15,300	3,996,819
Specialized REITs — 1.3%
Weyerhaeuser Co. (a)	413,200	9,788,708
Total Common Stocks (Cost $589,331,627)		744,183,341

Short-Term Investments—1.4%
Short-Term Investment Funds—1.4%
Invesco Treasury Portfolio, Institutional Class
3.640% (c)	10,801,061	10,801,061
Total Short-Term Investments (Cost $10,801,061)		10,801,061
See accompanying notes to financial statements.
BHFTII-372

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (d)—10.8%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—2.4%
Allspring Government Money Market Fund, Select Class 3.710% (c)	1,000,000	$1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (c)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.650% (c)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.670% (c)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 3.710% (c)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (c)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (c)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.690% (c)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (c)	5,000,000	5,000,000
		18,000,000

Certificates of Deposit—0.5%
Bank of Montreal
4.080%, SOFR + 0.370%, 08/07/26 (e)	2,000,000	2,000,598
Canadian Imperial Bank of Commerce (NY)
4.090%, SOFR + 0.380%, 08/11/26 (e)	1,000,000	1,000,613
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (e)	1,000,000	1,000,191
		4,001,402
Repurchase Agreements—7.5%
Bank of Montreal
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $4,000,838; collateralized by various Common Stock with an aggregate market value of $4,450,495	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $10,002,139; collateralized by various Common Stock with an aggregate market value of $11,136,757	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 12/31/25 at 3.820%, due on 01/02/26 with a maturity value of $1,500,318; collateralized by U.S. Treasury Obligations with rates ranging from 4.250% - 4.375%, maturity dates ranging from 06/30/31 - 05/15/34, and an aggregate market value of $1,530,001	1,500,000	1,500,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $2,327,320; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $2,373,867	2,326,825	2,326,825
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $5,107,265; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $5,200,625	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $4,000,869; collateralized by various Common Stock with an aggregate market value of $4,444,935	4,000,000	$4,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $7,001,501; collateralized by various Common Stock with an aggregate market value of $7,786,308	7,000,000	7,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $7,005,281; collateralized by various Common Stock with an aggregate market value of $7,785,299	7,000,000	7,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $10,002,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/26 - 11/15/55, and an aggregate market value of $10,202,171	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $306,000	300,000	300,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $5,001,039; collateralized by various Common Stock with an aggregate market value of $5,501,143	5,000,000	5,000,000
		56,126,825
Time Deposits—0.4%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $81,126,825)		81,128,227
Total Investments—110.8% (Cost $681,259,513)		836,112,629
Other assets and liabilities (net)—(10.8)%		(81,240,583)
Net Assets—100.0%		$754,872,046

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2025, the market value of restricted securities was $10,338,300, which is 1.4% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $176,028,446 and the collateral received consisted of cash in the amount of $81,126,825 and non-cash collateral with a value of $100,709,979. The cash collateral

See accompanying notes to financial statements.
BHFTII-373

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of December 31, 2025

investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(d)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Country Diversification as of December 31, 2025 (Unaudited)	% of Net Assets
United States	50.6
Canada	25.3
South Africa	8.0
France	3.9
Australia	3.2
Brazil	1.6
Zambia	1.6
United Kingdom	1.3
China	1.2
Luxembourg	1.1

Restricted Securities	Acquisition Date	Shares	Cost	Value
Kirby Corp.	02/28/22-07/31/25	93,831	$7,667,295	$10,338,300
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$307,097,077	$0	$502,403,731
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(81,126,825)	$—	$—	$—	$(81,126,825)
Gross amount of recognized liabilities for securities lending transactions					$(81,126,825)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$43,724,676	$—	$—	$43,724,676
Construction & Engineering	4,912,562	—	—	4,912,562
Construction Materials	6,239,328	—	—	6,239,328
Containers & Packaging	30,077,034	—	—	30,077,034
Electrical Equipment	—	8,995,380	—	8,995,380
Energy Equipment & Services	14,790,613	—	—	14,790,613
Food Products	45,701,055	—	—	45,701,055
Independent Power and Renewable Electricity Producers	18,746,759	—	—	18,746,759
Marine Transportation	10,338,300	—	—	10,338,300
Metals & Mining	247,687,146	68,098,449	—	315,785,595
Oil, Gas & Consumable Fuels	173,060,624	39,028,693	—	212,089,317
Paper & Forest Products	6,656,177	12,341,018	—	18,997,195
Semiconductors & Semiconductor Equipment	3,996,819	—	—	3,996,819
See accompanying notes to financial statements.
BHFTII-374

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialized REITs	$9,788,708	$—	$—	$9,788,708
Total Common Stocks	615,719,801	128,463,540	—	744,183,341
Total Short-Term Investments*	10,801,061	—	—	10,801,061
Securities Lending Reinvestments
Short-Term Investment Funds	18,000,000	—	—	18,000,000
Certificates of Deposit	—	4,001,402	—	4,001,402
Repurchase Agreements	—	56,126,825	—	56,126,825
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	18,000,000	63,128,227	—	81,128,227
Total Investments	$644,520,862	$191,591,767	$—	$836,112,629
Collateral for Securities Loaned (Liability)	$—	$(81,126,825)	$—	$(81,126,825)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-375

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$836,112,629
Cash	91,985
Receivable for:
Investments sold	161,755
Fund shares sold	106
Dividends and interest	856,132
Prepaid expenses	2,735
Total Assets	837,225,342
Liabilities
Due to custodian denominated in foreign currencies (c)	112,872
Collateral for securities loaned	81,126,825
Payable for:
Fund shares redeemed	165,396
Accrued Expenses:
Management fees	469,888
Distribution and service fees	16,286
Deferred trustees’ fees	239,594
Other expenses	222,435
Total Liabilities	82,353,296
Net Assets	$754,872,046
Net Assets Consist of:
Paid in surplus	$511,838,279
Distributable earnings (Accumulated losses)	243,033,767
Net Assets	$754,872,046
Net Assets
Class A	$678,711,903
Class B	76,160,143
Capital Shares Outstanding*
Class A	48,004,564
Class B	5,428,323
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.14
Class B	14.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $681,259,513.
(b)	Includes securities loaned at value of $176,028,446.
(c)	Identified cost of cash due to bank denominated in foreign currencies was $111,909.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends (a)	$22,264,817
Securities lending income	234,361
Total investment income	22,499,178
Expenses
Management fees	5,953,102
Administration fees	50,108
Custodian and accounting fees	54,202
Distribution and service fees—Class B	186,823
Audit and tax services	49,965
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	26,645
Insurance	6,987
Miscellaneous	23,466
Total expenses	6,461,883
Less management fee waiver	(445,058)
Less broker commission recapture	(5,182)
Net expenses	6,011,643
Net Investment Income	16,487,535
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	74,904,832
Foreign currency transactions	(33,964)
Net realized gain (loss)	74,870,868
Net change in unrealized appreciation (depreciation) on:
Investments	149,785,364
Foreign currency transactions	44,548
Net change in unrealized appreciation (depreciation)	149,829,912
Net realized and unrealized gain (loss)	224,700,780
Net Increase (Decrease) in Net Assets From Operations	$241,188,315

(a)	Net of foreign withholding taxes of $864,577.
(b)	Net of foreign capital gains tax of $76,800.
See accompanying notes to financial statements.
BHFTII-376

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,487,535	$25,197,448
Net realized gain (loss)	74,870,868	17,748,826
Net change in unrealized appreciation (depreciation)	149,829,912	(53,543,047)
Increase (decrease) in net assets from operations	241,188,315	(10,596,773)
From Distributions to Shareholders
Class A	(34,381,366)	(46,623,629)
Class B	(3,489,240)	(4,789,110)
Total distributions	(37,870,606)	(51,412,739)
Increase (decrease) in net assets from capital share transactions	(177,359,812)	(41,439,250)
Total increase (decrease) in net assets	25,957,897	(103,448,762)
Net Assets
Beginning of period	728,914,149	832,362,911
End of period	$754,872,046	$728,914,149

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,675,899	$19,202,460	5,367,966	$61,794,686
Reinvestments	2,966,468	34,381,366	4,036,678	46,623,629
Redemptions	(17,186,083)	(216,466,514)	(12,221,754)	(147,874,040)
Net increase (decrease)	(12,543,716)	$(162,882,688)	(2,817,110)	$(39,455,725)
Class B
Sales	179,914	$2,061,432	763,113	$8,593,438
Reinvestments	302,885	3,489,240	417,170	4,789,110
Redemptions	(1,620,130)	(20,027,796)	(1,271,895)	(15,366,073)
Net increase (decrease)	(1,137,331)	$(14,477,124)	(91,612)	$(1,983,525)
Increase (decrease) derived from capital shares transactions		$(177,359,812)		$(41,439,250)
See accompanying notes to financial statements.
BHFTII-377

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.87	$11.90	$12.71	$12.08	$10.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.36	0.32	0.36	0.24
Net realized and unrealized gain (loss)	3.60	(0.60)	(0.76)	0.65	1.70
Total income (loss) from investment operations	3.87	(0.24)	(0.44)	1.01	1.94
Less Distributions
Distributions from net investment income	(0.39)	(0.33)	(0.37)	(0.38)	(0.15)
Distributions from net realized capital gains	(0.21)	(0.46)	0.00	0.00	0.00
Total distributions	(0.60)	(0.79)	(0.37)	(0.38)	(0.15)
Net Asset Value, End of Period	$14.14	$10.87	$11.90	$12.71	$12.08
Total Return (%) (b)	36.78	(2.33)	(3.49)	8.24	18.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.83	0.83	0.81	0.81
Net ratio of expenses to average net assets (%) (c)	0.77	0.77	0.77	0.75	0.74
Ratio of net investment income (loss) to average net assets (%)	2.20	3.11	2.66	2.74	2.01
Portfolio turnover rate (%)	41	63	43	40	23
Net assets, end of period (in millions)	$678.7	$658.1	$753.7	$741.5	$1,012.3

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.79	$11.81	$12.61	$11.98	$10.21
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.33	0.29	0.32	0.20
Net realized and unrealized gain (loss)	3.58	(0.59)	(0.76)	0.65	1.69
Total income (loss) from investment operations	3.81	(0.26)	(0.47)	0.97	1.89
Less Distributions
Distributions from net investment income	(0.36)	(0.30)	(0.33)	(0.34)	(0.12)
Distributions from net realized capital gains	(0.21)	(0.46)	0.00	0.00	0.00
Total distributions	(0.57)	(0.76)	(0.33)	(0.34)	(0.12)
Net Asset Value, End of Period	$14.03	$10.79	$11.81	$12.61	$11.98
Total Return (%) (b)	36.40	(2.60)	(3.64)	7.98	18.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08	1.08	1.08	1.06	1.06
Net ratio of expenses to average net assets (%) (c)	1.02	1.02	1.02	1.00	0.99
Ratio of net investment income (loss) to average net assets (%)	1.92	2.82	2.43	2.50	1.76
Portfolio turnover rate (%)	41	63	43	40	23
Net assets, end of period (in millions)	$76.2	$70.8	$78.6	$80.4	$100.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-378

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—49.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,030,000	$2,125,701
7.500%, 06/01/29 (144A) (a)	5,896,000	5,854,441
Neptune Bidco U.S., Inc.
10.375%, 05/15/31 (144A) (a)	1,870,000	1,917,388
		9,897,530
Aerospace/Defense — 0.4%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A) (a)	1,120,000	1,159,021
Bombardier, Inc.
6.750%, 06/15/33 (144A) (a)	1,050,000	1,109,835
7.000%, 06/01/32 (144A)	3,540,000	3,740,509
7.250%, 07/01/31 (144A) (a)	1,226,000	1,306,485
		7,315,850
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,630,000	1,629,658
Airlines — 0.8%
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	1,590,000	1,625,458
8.500%, 05/15/29 (144A) (a)	2,590,000	2,708,860
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	2,970,000	3,024,467
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (a)	4,370,000	4,402,606
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,450,624
		14,212,015
Auto Manufacturers — 0.7%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,870,000	3,006,256
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,070,000	1,950,977
PM General Purchaser LLC
9.500%, 10/01/28 (144A)	10,020,000	8,617,200
		13,574,433
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A) (a)	660,000	672,183
7.750%, 10/15/33 (144A) (a)	3,170,000	3,228,894
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	2,280,000	2,331,177
6.250%, 08/15/33 (144A) (a)	1,920,000	1,990,179
ZF North America Capital, Inc.
6.750%, 04/23/30 (144A) (a)	4,440,000	4,387,481
6.875%, 04/23/32 (144A) (a)	1,810,000	1,770,063
7.125%, 04/14/30 (144A) (a)	3,850,000	3,879,757
7.500%, 03/24/31 (144A)	2,220,000	2,243,880
		20,503,614
Security Description	Principal Amount*	Value
Banks — 3.7%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	$2,210,176
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (b)	3,340,000	3,576,542
8.625%, 5Y H15 + 4.389%, 10/27/82 (b)	900,000	955,845
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,480,000	5,387,114
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	530,000	559,775
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,920,000	2,071,836
Citigroup, Inc.
6.625%, 5Y H15 + 3.001%, 02/15/31 (a) (b)	4,615,000	4,690,094
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A)	8,720,000	10,652,204
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	2,600,000	2,812,745
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	6,524,929
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	8,617,213
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (b)	1,810,000	1,851,858
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (b)	2,812,000	2,965,377
Truist Financial Corp.
5.867%, SOFR + 2.361%, 06/08/34 (a) (b)	1,730,000	1,840,884
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (b)	2,890,000	2,953,297
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (b)	3,000,000	3,074,294
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	2,500,000	2,695,080
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	4,090,000	4,487,748
		67,927,011
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A) (a)	1,730,000	1,738,363
Building Materials — 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,184,000	2,079,630
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	4,720,000	4,912,953
		6,992,583
Chemicals — 0.6%
Celanese U.S. Holdings LLC
7.000%, 02/15/31	600,000	614,318
Cerdia Finanz GmbH
9.375%, 10/03/31 (144A) (a)	3,685,000	3,809,369
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	1,673,100
See accompanying notes to financial statements.
BHFTII-379

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
OCP SA
6.750%, 05/02/34 (144A) (a)	5,100,000	$5,493,513
		11,590,300
Commercial Services — 2.3%
Block, Inc.
6.000%, 08/15/33 (144A) (a)	3,850,000	3,952,444
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	4,800,000	4,616,831
CoreCivic, Inc.
4.750%, 10/15/27	8,126,000	8,078,605
8.250%, 04/15/29 (a)	1,150,000	1,208,963
EquipmentShare.com, Inc.
8.625%, 05/15/32 (144A) (a)	3,330,000	3,517,386
9.000%, 05/15/28 (144A)	2,840,000	2,951,274
GEO Group, Inc.
10.250%, 04/15/31	3,500,000	3,831,391
Herc Holdings, Inc.
7.250%, 06/15/33 (144A)	2,710,000	2,873,641
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,540,856
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	4,030,000	4,152,915
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	810,000	974,833
6.750%, 08/15/32 (144A)	2,030,000	2,095,959
United Rentals North America, Inc.
6.000%, 12/15/29 (144A)	1,840,000	1,890,348
Vortex Opco LLC
8.000%, 04/30/30 (144A) † (c)	2,837,802	28,378
		41,713,824
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (d)	263,781	324,451
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (b)	1,360,000	1,425,057
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,567,250
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,770,000	2,821,494
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (a)	1,890,000	1,923,188
6.750%, 05/01/33 (144A) (a)	1,580,000	1,649,198
7.125%, 04/30/31 (144A)	2,369,000	2,489,265
LD Holdings Group LLC
6.125%, 04/01/28 (144A) (a)	1,630,000	1,516,387
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	2,610,000	2,566,401
Mcclatchy Media Co. LLC
8.500%, 10.000% PIK, 09/01/27 (144A) † (d)	4	5
11.000%, 12.500% PIK, 12/01/31 (144A) † (d)	31,888,408	36,113,622
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	2,165,000	$2,161,210
7.840%, 01/12/56	4,500,000	4,500,000
Rocket Cos., Inc.
6.125%, 08/01/30 (144A) (a)	360,000	372,125
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	4,370,000	4,220,866
Stonex Escrow Issuer LLC
6.875%, 07/15/32 (144A)	1,600,000	1,659,571
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A) (a)	850,000	890,360
		67,875,999
Electric — 2.4%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,042,128
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	4,857,000	5,027,916
FirstEnergy Corp.
2.650%, 03/01/30	1,000,000	932,381
Lightning Power LLC
7.250%, 08/15/32 (144A)	7,985,000	8,490,858
NRG Energy, Inc.
5.750%, 01/15/34 (144A) (a)	1,730,000	1,747,594
6.000%, 01/15/36 (144A) (a)	8,420,000	8,531,509
6.250%, 11/01/34 (144A) (a)	2,010,000	2,064,300
Pampa Energia SA
7.875%, 12/16/34 (144A)	950,000	955,605
7.950%, 09/10/31 (144A)	2,410,000	2,494,109
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	289,294	250,239
Southern California Edison Co.
3.900%, 03/15/43	827,000	635,739
Talen Energy Supply LLC
6.500%, 02/01/36 (144A)	3,070,000	3,174,655
TransAlta Corp.
6.500%, 03/15/40 (a)	3,619,000	3,629,793
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,930,000	1,905,768
6.875%, 04/15/32 (144A) (a)	2,940,000	3,097,056
		43,979,650
Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	740,139	706,334
Engineering & Construction — 1.0%
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	3,230,000	3,248,217
TopBuild Corp.
4.125%, 02/15/32 (144A) (a)	90,000	85,476
5.625%, 01/31/34 (144A) (a)	4,460,000	4,511,676
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	8,802,000	9,771,581
		17,616,950
See accompanying notes to financial statements.
BHFTII-380

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment — 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	$1,543,700
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750%, 01/15/33 (144A)	2,080,000	2,065,097
Flutter Treasury DAC
5.875%, 06/04/31 (144A)	4,650,000	4,714,635
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A) (a)	2,420,000	2,450,003
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250%, 10/15/30 (144A)	2,750,000	2,807,005
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (a)	2,365,000	2,076,044
5.050%, 03/15/42	2,500,000	1,759,375
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	2,970,000	3,213,801
		20,629,660
Environmental Control — 0.5%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,098,000	2,100,053
GFL Environmental, Inc.
4.000%, 08/01/28 (144A)	2,120,000	2,091,166
6.750%, 01/15/31 (144A)	2,010,000	2,108,836
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	3,180,000	3,333,349
		9,633,404
Food — 0.2%
Co-Operative Group Holdings Ltd.
7.500%, 07/08/26 (GBP) (e)	2,410,000	3,285,300
Food Service — 0.4%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	4,120,000	4,160,166
10.500%, 05/15/29 (144A)	2,120,000	2,178,493
		6,338,659
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	1,959,040
Gas — 0.7%
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A)	380,000	386,971
6.500%, 06/15/34 (144A) (a)	160,000	163,485
6.750%, 01/15/36 (144A) (a)	11,195,000	11,466,930
		12,017,386
Healthcare-Products — 0.3%
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	3,070,000	3,086,596
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	2,300,000	2,377,651
		5,464,247
Security Description	Principal Amount*	Value
Healthcare-Services — 1.6%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (d)	4,802,000	$4,681,950
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A) (a)	3,910,000	3,672,243
6.125%, 04/01/30 (144A)	880,000	705,081
6.875%, 04/15/29 (144A) (a)	5,290,000	4,708,100
9.750%, 01/15/34 (144A) (a)	4,350,000	4,568,930
LifePoint Health, Inc.
9.875%, 08/15/30 (144A)	4,800,000	5,168,126
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	5,020,000	5,265,084
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,172,912
		29,942,426
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A)	1,866,000	1,902,212
Home Builders — 0.3%
Dream Finders Homes, Inc.
6.875%, 09/15/30 (144A) (a)	2,870,000	2,886,187
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	2,011,357
		4,897,544
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A) (a)	740,000	747,388
Asurion LLC & Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A) (a)	6,060,000	6,287,925
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A)	5,795,000	4,661,098
		11,696,411
Internet — 0.7%
Gen Digital, Inc.
6.250%, 04/01/33 (144A) (a)	2,880,000	2,969,945
Getty Images, Inc.
10.500%, 11/15/30 (144A) (a)	1,490,000	1,502,312
11.250%, 02/21/30 (144A)	1,140,000	1,068,949
MercadoLibre, Inc.
4.900%, 01/15/33	2,600,000	2,574,231
Meta Platforms, Inc.
5.500%, 11/15/45 (a)	5,680,000	5,515,388
		13,630,825
IT Services — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A)	2,820,000	2,785,342
Leisure Time — 1.7%
Carnival Corp.
5.125%, 05/01/29 (144A) (a)	2,340,000	2,365,949
6.125%, 02/15/33 (144A) (a)	3,980,000	4,109,708
See accompanying notes to financial statements.
BHFTII-381

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
NCL Corp. Ltd.
5.875%, 01/15/31 (144A) (a)	760,000	$757,124
6.250%, 09/15/33 (144A) (a)	520,000	519,781
6.750%, 02/01/32 (144A) (a)	4,110,000	4,208,321
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	1,020,000	1,042,763
6.000%, 02/01/33 (144A) (a)	2,980,000	3,061,790
6.250%, 03/15/32 (144A) (a)	4,990,000	5,163,414
Viking Cruises Ltd.
5.875%, 10/15/33 (144A) (a)	3,430,000	3,483,038
9.125%, 07/15/31 (144A) (a)	5,340,000	5,718,286
		30,430,174
Lodging — 0.8%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	7,715,000	6,702,406
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A) (a)	2,310,000	2,315,917
7.625%, 04/17/32 (144A) (a)	2,540,000	2,671,591
Sands China Ltd.
2.300%, 03/08/27	200,000	195,081
2.850%, 03/08/29	1,240,000	1,174,875
3.250%, 08/08/31	470,000	433,595
5.400%, 08/08/28	1,020,000	1,038,455
		14,531,920
Machinery-Diversified — 0.3%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	5,885,000	5,886,383
Media — 2.6%
AMC Networks, Inc.
10.250%, 01/15/29 (144A) (a)	1,080,000	1,132,501
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	4,630,000	4,254,276
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38	1,130,000	1,041,860
CSC Holdings LLC
6.500%, 02/01/29 (144A)	5,950,000	3,943,187
11.750%, 01/31/29 (144A) (a)	10,880,000	8,083,268
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	2,570,000	2,600,310
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A) (a)	1,970,000	2,013,442
DISH DBS Corp.
5.250%, 12/01/26 (144A) †	140,000	135,765
5.750%, 12/01/28 (144A) †	2,570,000	2,523,104
DISH Network Corp.
11.750%, 11/15/27 (144A) †	4,260,000	4,433,723
Gray Media, Inc.
7.250%, 08/15/33 (144A) (a)	2,070,000	2,115,186
9.625%, 07/15/32 (144A) (a)	4,040,000	4,192,584
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,780,383
Security Description	Principal Amount*	Value
Media—(Continued)
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A) (a)	855,000	$823,459
Time Warner Cable LLC
5.875%, 11/15/40	1,702,000	1,574,951
6.750%, 06/15/39 (a)	1,970,000	1,992,576
Univision Communications, Inc.
9.375%, 08/01/32 (144A) (a)	1,540,000	1,655,212
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (a)	1,760,000	1,815,773
Virgin Media Finance PLC
5.000%, 07/15/30 (144A) (a)	1,080,000	952,136
VZ Secured Financing BV
7.500%, 01/15/33 (144A)	1,180,000	1,195,373
		48,259,069
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A) (a)	2,273,000	2,274,127
Park-Ohio Industries, Inc.
8.500%, 08/01/30 (144A) (a)	4,540,000	4,661,763
		6,935,890
Mining — 1.5%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (c) (f) (g)	931,574	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,421,986
First Quantum Minerals Ltd.
7.250%, 02/15/34 (144A) (a)	2,590,000	2,722,879
8.000%, 03/01/33 (144A) (a)	4,040,000	4,314,506
8.625%, 06/01/31 (144A) (a)	2,980,000	3,135,985
9.375%, 03/01/29 (144A)	3,250,000	3,422,293
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,420,697
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	5,181,000	5,015,421
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,014,000	2,040,467
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (c)	8,475,000	85
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,810,812
		28,305,131
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	1,990,000	2,054,365
6.250%, 03/15/33 (144A) (a)	970,000	1,009,117
		3,063,482
Multi-National — 1.1%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	19,696,493
See accompanying notes to financial statements.
BHFTII-382

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas — 5.7%
Chord Energy Corp.
6.000%, 10/01/30 (144A) (a)	1,800,000	$1,822,073
6.750%, 03/15/33 (144A) (a)	2,510,000	2,595,634
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	2,170,000	2,059,225
8.375%, 01/15/34 (144A) (a)	2,470,000	2,453,550
Devon Energy Corp.
5.600%, 07/15/41 (a)	4,300,000	4,159,663
Ecopetrol SA
8.375%, 01/19/36	5,570,000	5,730,309
Expand Energy Corp.
4.750%, 02/01/32	1,880,000	1,854,632
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A) †	5,550,000	5,364,131
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	306,161
6.375%, 10/24/48 (144A)	1,060,000	1,066,757
Nabors Industries, Inc.
8.875%, 08/15/31 (144A) (a)	4,410,000	4,278,106
Noble Finance II LLC
8.000%, 04/15/30 (144A)	2,150,000	2,233,664
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A) (a)	2,860,000	2,784,652
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,220,463
6.450%, 09/15/36	1,472,000	1,568,748
7.150%, 05/15/28	6,482,000	6,881,939
7.950%, 06/15/39	8,859,000	10,411,159
Pan American Energy LLC
8.500%, 04/30/32 (144A)	1,330,000	1,408,138
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, 02/15/28 (a)	2,520,000	2,496,024
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	1,310,000	1,317,678
6.250%, 02/01/33 (144A) (a)	680,000	697,521
7.000%, 01/15/32 (144A)	6,840,000	7,129,581
8.000%, 04/15/27 (144A) (a)	700,000	709,142
9.875%, 07/15/31 (144A) (a)	1,895,000	2,036,611
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	712,741
6.850%, 06/05/2115 (a)	6,170,000	5,779,848
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,793,012
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,820,000	2,783,083
8.250%, 01/15/29 (a)	4,610,000	4,701,354
Sunoco LP
5.625%, 03/15/31 (144A) (a)	2,870,000	2,891,029
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (b)	4,774,000	4,904,211
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A)	3,930,000	3,702,846
YPF SA
6.950%, 07/21/27 (144A)	3,160,000	3,185,071
		105,038,756
Security Description	Principal Amount*	Value
Oil & Gas Services — 0.1%
WBI Operating LLC
6.500%, 10/15/33 (144A)	2,460,000	$2,450,683
Pharmaceuticals — 1.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) (a)	5,120,000	5,324,887
Bausch Health Cos., Inc.
6.250%, 02/15/29 (144A)	580,000	466,900
7.000%, 01/15/28 (144A)	2,160,000	1,954,800
11.000%, 09/30/28 (144A)	1,300,000	1,346,592
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	1,658,000	1,740,732
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	7,590,000	5,739,593
6.000%, 12/01/32	400,000	419,803
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30	3,070,000	3,184,279
		20,177,586
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, 10/15/33 (144A) (a)	1,992,000	2,004,030
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,580,000	2,738,083
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	228,116
Energy Transfer LP
5.350%, 05/15/45 (a)	5,000,000	4,521,872
6.250%, 04/15/49	550,000	544,343
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	11,670,000	11,593,616
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27	590,724	576,034
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A)	2,140,000	2,198,496
7.375%, 07/15/32 (144A) (a)	2,070,000	2,184,211
Plains All American Pipeline LP
8.223%, 3M TSFR + 4.372%, 01/30/26 (b)	4,228,000	4,239,995
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A) (a)	3,160,000	3,266,704
7.500%, 07/15/38 (144A) (a)	1,200,000	1,305,481
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	28,862
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A)	1,030,000	1,038,329
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	2,200,000	1,886,306
4.125%, 08/15/31 (144A)	3,210,000	2,921,013
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	2,770,000	2,187,554
9.500%, 02/01/29 (144A) (a)	7,300,000	7,566,282
9.875%, 02/01/32 (144A) (a)	2,240,000	2,314,082
Western Midstream Operating LP
5.300%, 03/01/48	3,460,000	2,983,332
See accompanying notes to financial statements.
BHFTII-383

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Western Midstream Operating LP
5.450%, 04/01/44 (a)	9,160,000	$8,345,290
		64,672,031
Real Estate — 0.3%
Country Garden Holdings Co. Ltd.
5.000%, 2.500% PIK, 12/31/32 (d)	410,581	26,622
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	1,869,000	1,878,922
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	2,520,000	2,632,846
		4,538,390
Real Estate Investment Trusts — 1.3%
Arbor Realty SR, Inc.
7.875%, 07/15/30 (144A) (a)	2,390,000	2,283,610
8.500%, 12/15/28 (144A) (a)	1,230,000	1,225,085
Diversified Healthcare Trust
7.250%, 10/15/30 (144A) (a)	1,930,000	1,973,402
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A) (a)	1,940,000	2,056,891
Millrose Properties, Inc.
6.250%, 09/15/32 (144A) (a)	1,130,000	1,140,151
6.375%, 08/01/30 (144A) (a)	3,880,000	3,970,109
MPT Operating Partnership LP/MPT Finance Corp.
3.692%, 06/05/28 (GBP)	820,000	940,896
5.000%, 10/15/27 (a)	5,073,000	4,897,380
8.500%, 02/15/32 (144A) (a)	2,040,000	2,178,584
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A)	1,660,000	1,753,129
Trust 2401
4.869%, 01/15/30 (144A)	1,398,000	1,376,107
Trust Fibra Uno
4.869%, 01/15/30 (144A)	722,000	706,545
		24,501,889
Retail — 1.1%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	3,071,374
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A) (a)	7,420,000	7,770,181
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,595,000	1,753,126
Michaels Cos., Inc.
5.250%, 05/01/28 (144A) (a)	1,830,000	1,759,285
SGUS LLC
11.000%, 12/15/29 (144A) (a)	1,165,273	431,151
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	2,210,000	2,121,660
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,264,688
		19,171,465
Security Description	Principal Amount*	Value
Semiconductors — 0.1%
Intel Corp.
5.700%, 02/10/53 (a)	980,000	$912,338
Software — 0.5%
Citrix Systems, Inc.
4.500%, 12/01/27	1,800,000	1,683,024
Cloud Software Group, Inc.
6.625%, 08/15/33 (144A) (a)	1,680,000	1,664,976
8.250%, 06/30/32 (144A) (a)	2,960,000	3,093,319
CoreWeave, Inc.
9.250%, 06/01/30 (144A) (a)	3,580,000	3,328,586
		9,769,905
Telecommunications — 2.2%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	6,052,331
Altice France Lux 3/Altice Holdings 1
10.000%, 01/15/33 (144A)	954,000	874,511
Altice France SA
6.500%, 04/15/32 (144A) (a)	731,595	701,367
6.875%, 07/15/32 (144A) (a)	2,633,742	2,525,599
APLD ComputeCo LLC
9.250%, 12/15/30 (144A) (a)	3,360,000	3,295,825
CommScope LLC
9.500%, 12/15/31 (144A) (a)	4,350,000	4,393,675
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	2,227,552
EchoStar Corp.
10.750%, 11/30/29 † (a)	5,266,400	5,823,592
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A)	1,810,000	1,852,133
8.500%, 01/15/36 (144A) (a)	1,470,000	1,505,255
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,660,618
6.250%, 03/25/29 (144A) (a)	1,215,000	1,226,024
Vmed O2 U.K. Financing I PLC
6.750%, 01/15/33 (144A)	1,850,000	1,833,415
WULF Compute LLC
7.750%, 10/15/30 (144A) (a)	3,840,000	3,956,154
		39,928,051
Transportation — 0.3%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	6,363,000	6,080,597
Total Corporate Bonds & Notes (Cost $906,545,403)		906,131,254

Non-Agency Mortgage-Backed Securities—13.2%
Collateralized Mortgage Obligations — 4.9%
Angel Oak Mortgage Trust
4.120%, 01/25/67 (144A) (b)	3,133,030	2,943,894
Banc of America Funding Corp.
5.521%, 02/27/37 (144A) (b)	13,305,854	11,644,120
See accompanying notes to financial statements.
BHFTII-384

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust
3.054%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	8,463,339	$7,146,367
Banc of America Mortgage Trust
5.066%, 09/25/35 (b)	16,135	14,394
BCAP LLC Trust
4.203%, 05/26/47 (144A) (b)	2,239,440	2,009,670
Bear Stearns Asset-Backed Securities I Trust
19.584%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	137,603	175,047
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (e)	2,465,623	2,473,792
7.103%, 10/25/63 (144A) (e)	2,308,146	2,332,727
CIM Trust
5.000%, 05/25/62 (144A) (b)	1,004,900	1,004,251
COLT Mortgage Loan Trust
6.303%, 07/25/69 (144A) (e)	2,881,201	2,911,000
6.586%, 02/25/69 (144A) (b)	1,580,000	1,595,962
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (e)	4,010,000	4,010,000
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,317,027	628,021
6.000%, 01/25/37	979,318	584,590
13.215%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,353,787	1,385,413
Countrywide Alternative Loan Trust Resecuritization
3.724%, 08/25/37 (b)	1,848,891	792,932
GreenPoint MTA Trust
4.286%, 1M TSFR + 0.554%, 06/25/45 (b)	273,418	246,453
GSMPS Mortgage Loan Trust
4.246%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	562,823	487,204
HarborView Mortgage Loan Trust
5.846%, 1M TSFR + 2.114%, 10/25/37 (b)	429,963	406,579
IndyMac INDX Mortgage Loan Trust
4.566%, 1M TSFR + 0.834%, 01/25/35 (b)	467,832	362,295
Lehman XS Trust
4.246%, 1M TSFR + 0.514%, 08/25/46 (b)	537,875	533,129
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (e)	4,360,000	4,376,230
MASTR Seasoned Securitization Trust
5.533%, 10/25/32 (b)	894	876
Merrill Lynch Mortgage Investors Trust
5.625%, 08/25/33 (b)	99,563	93,021
MFA Trust
6.784%, 12/25/68 (144A) (e)	2,036,180	2,055,445
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,476,578
3.500%, 12/25/58 (144A) (b)	1,796,968	1,690,152
3.750%, 11/25/58 (144A) (b)	1,540,849	1,492,290
3.986%, 04/25/62 (144A) (b)	3,501,659	3,236,276
4.250%, 09/25/56 (144A) (b)	3,497,245	3,441,256
NYMT Loan Trust
7.154%, 02/25/29 (144A) (e)	2,650,000	2,657,749
OBX Trust
5.949%, 02/25/63 (144A) (e)	663,236	663,101
PRKCM Trust
7.304%, 02/25/58 (144A) (e)	2,854,099	2,849,719
RALI Trust
4.080%, 11/25/37 (b)	1,602,343	1,335,215
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Reperforming Loan Trust REMICS
2.069%, 03/25/35 (144A) (b) (h)	1,046,121	$50,707
Sequoia Mortgage Trust
3.726%, 07/25/45 (144A) (b)	2,348	2,312
4.908%, 6M TSFR + 1.108%, 06/20/33 (b)	12,854	12,662
Structured Adjustable Rate Mortgage Loan Trust
5.487%, 1M TSFR + 1.614%, 09/25/37 (b)	938,631	888,514
Structured Asset Mortgage Investments II Trust
4.406%, 1M TSFR + 0.674%, 02/25/36 (b)	972,923	831,985
Towd Point Mortgage Trust
3.645%, 06/25/57 (144A) (b)	2,900,000	2,460,179
6.096%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,225,049
Verus Securitization Trust
5.774%, 05/25/65 (144A) (e)	3,679,710	3,710,628
6.118%, 01/25/69 (144A) (e)	2,665,438	2,677,226
6.845%, 04/25/69 (144A) (e)	2,314,770	2,341,784
6.968%, 12/25/68 (144A) (e)	1,305,930	1,318,575
WaMu Mortgage Pass-Through Certificates Trust
4.386%, 1M TSFR + 0.654%, 12/25/45 (b)	99,536	100,248
4.482%, 09/25/36 (b)	199,792	188,439
4.806%, 1M TSFR + 1.074%, 12/25/45 (b)	3,517,200	3,710,700
4.827%, 12M MTA + 0.798%, 03/25/47 (b)	527,070	500,104
5.243%, 08/25/33 (b)	312,731	303,545
		90,378,405
Commercial Mortgage-Backed Securities — 8.3%
280 Park Avenue Mortgage Trust
5.615%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,624,356
ARES Commercial Mortgage Trust
5.193%, 1M TSFR + 1.443%, 10/15/34 (144A) (b)	2,360,000	2,361,455
Bank
4.000%, 11/15/32 (144A) (b)	4,930,000	3,520,172
4.000%, 02/15/56 (144A)	3,400,000	2,494,982
5.053%, 10/15/57	5,240,000	5,327,564
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,079,837
Bank5
4.802%, 12/15/57 (b)	3,200,000	2,542,403
Benchmark Mortgage Trust
3.666%, 01/15/51 (b)	1,210,000	1,197,018
6.363%, 07/15/56 (b)	1,120,000	1,171,092
BFLD Commercial Mortgage Trust
6.441%, 1M TSFR + 2.691%, 11/15/41 (144A) (b)	3,180,000	3,191,818
7.390%, 1M TSFR + 3.640%, 11/15/41 (144A) (b)	3,180,000	3,185,054
BWAY Mortgage Trust
3.927%, 03/10/33 (144A) (b)	3,200,000	2,715,872
BX Commercial Mortgage Trust
3.549%, 03/11/44 (144A) (b)	9,066,697	8,280,423
5.946%, 1M TSFR + 2.196%, 04/15/34 (144A) (b)	7,780,000	7,653,438
7.438%, 1M TSFR + 3.688%, 05/15/34 (144A) (b)	4,086,206	4,101,511
7.440%, 1M TSFR + 3.690%, 04/15/40 (144A) (b)	4,850,535	4,874,775
7.713%, 08/13/41 (144A) (b)	3,110,000	3,027,963
BX Trust
6.440%, 1M TSFR + 2.690%, 04/15/41 (144A) (b)	3,937,812	3,957,300
Citigroup Commercial Mortgage Trust
3.225%, 09/15/48 (144A)	245,631	237,646
See accompanying notes to financial statements.
BHFTII-385

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
5.820%, 10/12/40 (144A) (b)	1,120,000	$1,154,221
CSMC Trust
3.160%, 12/15/41 (144A)	5,560,000	5,246,550
8.044%, PRIME + 1.294%, 07/15/32 (144A) (b)	700,000	696,359
11.044%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,685,000	6,412,976
Dwight Issuer LLC
5.397%, 1M TSFR + 1.662%, 06/18/42 (144A) (b)	4,800,000	4,811,999
Extended Stay America Trust
6.350%, 1M TSFR + 2.600%, 10/15/42 (144A) (b)	3,570,000	3,592,297
Greystone CRE Notes
9.083%, 1M TSFR + 5.333%, 03/15/41 (144A) (b)	2,180,000	2,194,615
GS Mortgage Securities Corp. II
8.965%, 03/10/41 (144A) (b)	5,880,000	6,097,061
HIH Trust
9.187%, 1M TSFR + 5.437%, 10/15/41 (144A) (b)	4,236,591	4,257,575
HIT Trust
12.872%, 1M TSFR + 9.122%, 07/15/39 (144A) (b)	2,560,000	2,572,223
JP Morgan Chase Commercial Mortgage Securities Trust
4.780%, 01/15/49 (b)	568,000	511,769
KIND Trust
6.170%, 1M TSFR + 2.414%, 08/15/38 (144A) (b)	1,309,248	1,295,287
7.120%, 1M TSFR + 3.364%, 08/15/38 (144A) (b)	2,687,927	2,661,513
MF1 Trust
5.276%, 1M TSFR + 1.541%, 11/18/39 (144A) (b)	4,910,000	4,916,131
MIC Trust
8.437%, 12/05/38 (144A) (b)	1,080,000	1,168,403
Morgan Stanley Capital I Trust
4.386%, 12/15/48 (b)	1,083,635	1,051,126
5.314%, 1M TSFR + 1.563%, 12/15/38 (144A) (b)	5,350,000	4,989,167
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,295,929
7.018%, 12/15/56 (b)	2,260,000	2,385,379
Multifamily Trust
26.468%, 04/25/46 (144A) (b)	1,720,993	1,681,713
NYC Commercial Mortgage Trust
8.130%, 11/05/38 (144A) (b)	1,900,000	1,914,987
9.321%, 11/05/38 (144A) (b)	4,600,000	4,575,986
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,181,554
RIDE
6.747%, 02/14/47 (144A) (b)	3,030,000	3,097,683
SMR Mortgage Trust
9.750%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	3,543,671	3,463,848
SMRT Commercial Mortgage Trust
5.701%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	2,290,000	2,283,062
7.101%, 1M TSFR + 3.350%, 01/15/39 (144A) (b)	5,070,000	4,994,139
SWCH Commercial Mortgage Trust
7.090%, 1M TSFR + 3.340%, 02/15/42 (144A) (b)	4,860,000	4,826,092
UBS Commercial Mortgage Trust
3.418%, 12/15/50	856,963	847,765
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WB Commercial Mortgage Trust
8.011%, 03/15/40 (144A) (b)	1,100,000	$1,102,962
		151,825,050
Total Non-Agency Mortgage-Backed Securities (Cost $237,647,888)		242,203,455

Floating Rate Loans (i)—13.1%
Advertising — 0.1%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.172%, 3M TSFR + 5.500%, 05/18/29	2,969,309	2,803,028
Airlines — 0.3%
Spirit Airlines, Inc.
2025 DIP New Money Term Loan, 11.959%, 1M TSFR + 8.000%, 07/14/26 †	1,303,585	1,299,511
2025 Roll-Up Term Loan, 07/14/26 † (c)	5,974,210	2,435,686
2025 Second DIP New Money Term Loan, 07/14/26 † (j)	323,298	279,509
2025 Third DIP New Money Term Loan, 07/14/26 (j)	638,525	636,529
		4,651,235
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 5.966%, 1M TSFR + 2.250%, 02/13/32	2,893,750	2,899,537
Auto Parts & Equipment — 0.2%
Clarios Global LP
2024 USD Term Loan B, 6.216%, 1M TSFR + 2.500%, 05/06/30	1,971,832	1,979,473
2025 USD Term Loan B, 6.466%, 1M TSFR + 2.750%, 01/28/32	977,550	981,216
First Brands Group LLC
2021 Term Loan, 10.987%, 1M TSFR + 7.000%, 03/30/27	205,495	1,108
2022 Incremental Term Loan, 10.987%, 1M TSFR + 7.110%, 03/30/27	1,797,923	13,484
2025 DIP Term Loan, 5.393%, 1M TSFR + 1.550%, 8.450% PIK, 06/29/26 (d)	528,018	112,204
2025 PIK DIP Roll-Up Term Loan B, 10.843%, 1M TSFR + 7.000%, 06/29/26 (d)	692,226	19,613
		3,107,098
Beverages — 0.2%
Celsius Holdings, Inc.
2025 Term Loan B, 6.172%, 3M TSFR + 2.500%, 04/01/32	2,242,588	2,260,107
Primo Brands Corp.
2025 Term Loan B, 5.922%, 3M TSFR + 2.250%, 03/31/28	1,980,000	1,986,874
		4,246,981
Building Materials — 0.1%
PHRG Intermediate LLC
2025 Term Loan B, 7.672%, 3M TSFR + 4.000%, 02/20/32	2,039,750	2,034,651
See accompanying notes to financial statements.
BHFTII-386

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.3%
A-AP Buyer, Inc.
Term Loan B, 6.466%, 1M TSFR + 2.750%, 09/09/31	1,802,997	$1,812,012
Hexion Holdings Corp.
2024 Term Loan B, 7.734%, 1M TSFR + 4.000%, 03/15/29	1,742,480	1,684,917
Natgasoline LLC
2025 Term Loan B, 9.216%, 1M TSFR + 5.500%, 03/29/30	1,594,531	1,610,477
		5,107,406
Commercial Services — 0.9%
Boost Newco Borrower LLC
2025 USD Term Loan B2, 5.672%, 3M TSFR + 2.000%, 01/31/31	2,504,748	2,511,322
DS Parent, Inc.
Term Loan B, 9.172%, 3M TSFR + 5.500%, 01/31/31	4,757,550	4,368,026
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.129%, 6M TSFR + 2.000%, 10/13/30	1,990,705	1,995,992
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 12/16/32 (k)	271,700	273,695
2025 Term Loan, 6.205%, 3M TSFR + 2.500%, 12/16/32	1,818,300	1,831,654
Ryan LLC
2025 Term Loan, 7.216%, 1M TSFR + 3.500%, 11/05/32	2,980,094	2,942,843
WW International, Inc.
2025 Takeback Term Loan, 10.489%, 3M TSFR + 6.800%, 06/24/30	3,065,676	2,715,999
		16,639,531
Computers — 0.4%
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.966%, 1M TSFR + 2.250%, 10/31/30	994,944	998,675
UST Holdings Ltd.
Term Loan, 6.734%, 1M TSFR + 3.000%, 11/20/28	1,907,136	1,916,672
X Corp.
2025 Fixed Term Loan, 9.500%, 10/26/29	3,160,000	3,154,732
Term Loan, 10.448%, 3M TSFR + 6.500%, 10/26/29	1,979,592	1,949,191
		8,019,270
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.966%, 1M TSFR + 3.250%, 12/11/30	987,519	978,966
Diversified Financial Services — 1.4%
AqGen Island Holdings, Inc.
2024 Term Loan B, 6.716%, 1M TSFR + 3.000%, 11/24/32	4,587,145	4,587,145
Blackhawk Network Holdings, Inc.
2025 Term Loan B, 7.672%, 3M TSFR + 4.000%, 03/12/29	1,709,037	1,719,566
CFC Bidco Ltd.
Term Loan B, 7.735%, 3M TSFR + 3.750%, 07/01/32	4,060,000	3,963,575
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Citadel Securities LP
2024 First Lien Term Loan, 5.672%, 3M TSFR + 2.000%, 10/31/31	2,873,144	$2,891,101
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.216%, 1M TSFR + 2.500%, 09/15/31	3,343,892	3,353,559
Greystone Select Financial LLC
Term Loan B, 9.119%, 3M TSFR + 5.000%, 06/16/28	1,333,135	1,323,136
Jane Street Group LLC
2024 Term Loan B1, 5.822%, 3M TSFR + 2.000%, 12/15/31	3,990,639	3,977,546
VFH Parent LLC
2025 Term Loan B, 6.216%, 1M TSFR + 2.500%, 06/21/31	3,170,000	3,181,888
		24,997,516
Electric — 0.2%
Alpha Generation LLC
Term Loan B, 5.716%, 1M TSFR + 2.000%, 09/30/31	2,221,875	2,231,596
Talen Energy Supply LLC
2025 Term Loan B, 5.672%, 3M TSFR + 2.000%, 11/25/32	1,550,000	1,554,682
		3,786,278
Engineering & Construction — 0.1%
Osmose Utilities Services, Inc.
Term Loan, 06/23/28 (j)	1,651,670	1,619,411
Entertainment — 0.9%
Allen Media LLC
2021 Term Loan B, 9.322%, 3M TSFR + 5.500%, 02/10/27	2,603,810	1,848,705
Catawba Nation Gaming Authority
Term Loan B, 8.466%, 1M TSFR + 4.750%, 03/29/32	2,150,000	2,144,625
EOC Borrower LLC
Term Loan B, 6.716%, 1M TSFR + 3.000%, 03/24/32	3,840,700	3,866,506
Peninsula Pacific Entertainment LLC
2025 Delayed Draw Term Loan, 10/01/32 (k)	777,934	782,796
2025 Term Loan B, 8.422%, 3M TSFR + 4.750%, 10/01/32	3,330,066	3,334,228
TKO Worldwide Holdings LLC
2025 Term Loan, 5.868%, 3M TSFR + 2.000%, 11/21/31	3,923,592	3,945,117
		15,921,977
Environmental Control — 0.3%
LRS Holdings LLC
Term Loan B, 8.081%, 1M TSFR + 4.250%, 08/31/28	3,456,205	3,417,323
Madison IAQ LLC
2025 Repriced Term Loan, 6.637%, 3M TSFR + 2.750%, 11/08/32	2,473,053	2,491,215
		5,908,538
Hand/Machine Tools — 0.2%
Dynamo Newco II GmbH
2025 USD Term Loan B, 7.093%, 1M TSFR + 3.250%, 09/30/31	2,970,000	2,996,914
See accompanying notes to financial statements.
BHFTII-387

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products — 0.0%
Medline Borrower LP
2025 Term Loan B, 5.466%, 1M TSFR + 1.750%, 10/23/28	688,662	$691,416
Healthcare-Services — 1.0%
Aveanna Healthcare LLC
2025 Term Loan B, 7.466%, 1M TSFR + 3.750%, 09/17/32	2,733,150	2,753,435
Global Medical Response, Inc.
2025 Term Loan B, 7.384%, 3M TSFR + 3.500%, 10/01/32	3,171,081	3,194,297
Knight Health Holdings LLC
Term Loan B, 9.081%, 1M TSFR + 5.250%, 12/23/28 †	1,384,131	460,224
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.655%, 3M TSFR + 3.750%, 05/19/31	2,868,820	2,880,175
2024 Incremental Term Loan B1, 7.335%, 1M TSFR + 3.500%, 05/19/31	1,293,658	1,297,481
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 8.702%, 3M TSFR + 4.600%, 12/31/30	1,948,688	1,834,203
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.216%, 1M TSFR + 2.500%, 02/21/31	1,122,509	1,129,384
Sotera Health Holdings LLC
2025 Term Loan B, 6.340%, 3M TSFR + 2.500%, 05/30/31	2,126,578	2,142,527
Team Services Group
2024 Term Loan B, 9.090%, 3M TSFR + 5.250%, 12/20/27	871,200	871,200
Term Loan, 9.102%, 3M TSFR + 5.000%, 12/20/27	1,230,620	1,230,236
		17,793,162
Holding Companies-Diversified — 0.2%
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 08/16/32 (k)	463,750	463,576
Term Loan, 7.172%, 3M TSFR + 3.500%, 08/16/32	2,716,250	2,715,232
		3,178,808
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 6.854% - 6.873%, 1M TSFR + 3.000%, 3M TSFR + 3.000%, 07/31/28 (l)	1,310,881	1,315,342
Insurance — 0.7%
Acrisure LLC
2024 1st Lien Term Loan B6, 6.716%, 1M TSFR + 3.000%, 11/06/30	2,415,455	2,416,964
AmWINS Group, Inc.
2025 Term Loan B, 5.966%, 1M TSFR + 2.250%, 01/30/32	3,825,093	3,841,350
Asurion LLC
2021 Second Lien Term Loan B4, 9.081%, 1M TSFR + 5.250%, 01/20/29	1,450,000	1,427,525
Hyperion Insurance Group Ltd.
2025 Term Loan B, 6.486%, 3M TSFR + 2.750%, 04/18/30	916,500	920,051
Security Description	Principal Amount*	Value

Insurance—(Continued)
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.216%, 1M TSFR + 2.500%, 07/31/31	3,251,466	$3,266,368
Truist Insurance Holdings LLC
2024 Term Loan B, 6.422%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,776,395
		13,648,653
Investment Companies — 0.2%
NEXUS Buyer LLC
2025 Incremental Term Loan, 7.716%, 1M TSFR + 4.000%, 07/31/31	1,376,550	1,367,373
2025 Term Loan B, 7.216%, 1M TSFR + 3.500%, 07/31/31	3,132,569	3,093,412
		4,460,785
Leisure Time — 0.3%
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.966%, 1M TSFR + 3.250%, 09/22/32	5,520,000	5,423,400
Media — 0.3%
Gray Television, Inc.
2021 Term Loan D, 6.987%, 1M TSFR + 3.000%, 12/01/28	1,067,650	1,070,320
2024 Term Loan B, 9.123%, 1M TSFR + 5.250%, 06/04/29	30,200	30,249
Learfield Communications LLC
2024 Term Loan B, 8.466%, 1M TSFR + 4.750%, 06/30/28	1,975,248	1,981,729
Univision Communications, Inc.
2024 Term Loan B, 7.331%, 1M TSFR + 3.500%, 01/31/29	600,850	600,474
Versant Media Group, Inc.
Term Loan B, 10/23/30 (j)	2,780,000	2,785,212
		6,467,984
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, 6.966%, 1M TSFR + 3.250%, 04/01/32	3,927,778	3,929,212
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 9.966%, 1M TSFR + 6.250%, 10/08/30	1,492,500	1,460,411
Gainwell Acquisition Corp.
Term Loan B, 7.772%, 3M TSFR + 4.000%, 10/01/27	1,547,781	1,523,597
		2,984,008
Real Estate Investment Trusts — 0.4%
KREF Holdings X LLC
2025 Term Loan, 6.250%, 1M TSFR + 2.500%, 03/05/32	3,218,825	3,238,943
Starwood Property Trust, Inc.
2025 Repriced Term Loan B, 5.466%, 1M TSFR + 1.750%, 11/18/27	1,912,583	1,914,973
See accompanying notes to financial statements.
BHFTII-388

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Starwood Property Trust, Inc.
2025 Term Loan B, 5.966%, 1M TSFR + 2.250%, 09/24/32	2,044,875	$2,048,709
		7,202,625
Retail — 0.6%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.966%, 1M TSFR + 2.250%, 06/11/31	980,038	971,853
Peer Holding III B.V.
2025 USD Term Loan B, 5.922%, 3M TSFR + 2.250%, 09/29/32	1,160,000	1,164,350
2025 USD Term Loan B4B, 6.172%, 3M TSFR + 2.500%, 10/28/30	1,912,437	1,923,592
2025 USD Term Loan B5B, 6.172%, 3M TSFR + 2.500%, 07/01/31	2,623,500	2,637,163
Spencer Spirit IH LLC
2024 Term Loan B, 8.522%, 1M TSFR + 4.750%, 07/15/31	2,966,064	2,979,663
Thermostat Purchaser III, Inc.
2024 Term Loan B, 7.922%, 3M TSFR + 4.250%, 08/31/28	2,291,681	2,287,385
		11,964,006
Software — 2.8%
Calabrio, Inc.
2025 First Out Term Loan, 7.822%, 3M TSFR + 4.000%, 11/26/32	1,360,000	1,285,200
Cloudera, Inc.
2021 Term Loan, 7.566%, 1M TSFR + 3.750%, 10/08/28	2,511,279	2,410,828
Cotiviti Corp.
2024 Term Loan, 6.623%, 1M TSFR + 2.750%, 05/01/31	3,805,094	3,669,538
2025 2nd Amendment Term Loan, 6.623%, 1M TSFR + 2.750%, 03/26/32	4,019,800	3,876,595
Darktrace PLC
1st Lien Term Loan, 7.185%, 3M TSFR + 3.250%, 10/09/31	2,933,252	2,948,376
Dayforce, Inc.
2025 Term Loan, 08/20/32 (j)	4,840,000	4,830,320
2025 Term Loan B, 5.840%, 3M TSFR + 2.000%, 03/01/31	1,156,898	1,156,898
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.716%, 1M TSFR + 7.000%, 02/19/29	1,927,036	1,740,755
Evertec Group LLC
2023 Term Loan B, 5.966%, 1M TSFR + 2.250%, 10/30/30	2,531,265	2,537,593
Modena Buyer LLC
Term Loan, 8.090%, 3M TSFR + 4.500%, 07/01/31	3,101,156	3,089,205
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.172%, 3M TSFR + 3.500%, 12/17/27	1,480,557	1,424,728
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.922%, 3M TSFR + 3.250%, 10/26/30	346,491	346,292
Security Description	Principal Amount*	Value

Software—(Continued)
Red Planet Borrower LLC
2025 Term Loan B, 7.716%, 1M TSFR + 4.000%, 09/08/32	3,740,000	$3,751,299
SolarWinds Holdings, Inc.
2025 Term Loan, 7.701%, 3M TSFR + 4.000%, 04/16/32	4,805,545	4,808,548
SS&C Technologies, Inc.
2024 Term Loan B8, 5.716%, 1M TSFR + 2.000%, 05/09/31	2,348,099	2,364,775
X.AI Corp.
Fixed Term Loan, 12.500%, 06/28/30	4,845,650	5,103,584
Term Loan, 10.845%, 6M TSFR + 7.250%, 06/28/30	6,377,950	6,314,744
		51,659,278
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.284%, 1M TSFR + 3.500%, 10/30/31	4,128,800	4,141,723
Total Floating Rate Loans (Cost $244,664,533)		240,578,739

Asset-Backed Securities—10.4%
Asset-Backed - Automobile — 0.4%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,683,843
Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
4.016%, 1M TSFR + 0.284%, 07/25/47 (b)	5,632,063	4,270,058
Asset-Backed - Manufactured Housing — 0.3%
Conseco Finance Corp.
7.020%, 05/01/31 (b)	14,986,799	3,676,530
7.700%, 05/01/31 (b)	6,741,661	1,788,217
Origen Manufactured Housing Contract Trust
5.973%, 04/15/37 (b)	130,935	121,655
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	284,961	273,104
		5,859,506
Asset-Backed - Other — 9.0%
1988 CLO 5 Ltd.
7.205%, 3M TSFR + 3.300%, 07/15/37 (144A) (b)	1,200,000	1,203,502
720 East CLO VII Ltd.
8.634%, 3M TSFR + 4.750%, 04/20/37 (144A) (b)	2,010,000	1,946,096
Abry Liquid Credit CLO Ltd.
6.835%, 3M TSFR + 3.150%, 01/15/39 (144A) (b)	3,140,000	3,141,159
AGL CLO 17 Ltd.
8.520%, 3M TSFR + 4.650%, 01/21/35 (144A) (b)	2,570,000	2,484,771
AGL CLO 44 Ltd.
8.703%, 3M TSFR + 4.750%, 10/22/37 (144A) (b)	3,630,000	3,569,669
AIMCO CLO
6.482%, 3M TSFR + 2.600%, 10/17/38 (144A) (b)	3,500,000	3,512,022
AMMC CLO 27 Ltd.
6.584%, 3M TSFR + 2.700%, 01/20/37 (144A) (b)	1,580,000	1,582,021
See accompanying notes to financial statements.
BHFTII-389

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
AMMC CLO 30 Ltd.
8.405%, 3M TSFR + 4.500%, 01/15/37 (144A) (b)	1,800,000	$1,804,806
Apex Credit CLO LLC
7.634%, 3M TSFR + 3.750%, 10/20/34 (144A) (b)	2,375,000	2,352,001
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A)	2,000,000	2,029,638
Arini U.S. CLO III Ltd.
9.170%, 3M TSFR + 5.250%, 01/15/39 (144A) (b)	2,490,000	2,490,665
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	891,786	264,762
Black Diamond CLO Ltd.
5.508%, 3M TSFR + 1.650%, 10/25/37 (144A) (b)	5,000,000	5,009,750
7.757%, 3M TSFR + 3.900%, 11/22/34 (144A) (b)	3,720,000	3,718,445
Blueberry Park CLO Ltd.
6.784%, 3M TSFR + 2.900%, 10/20/37 (144A) (b)	2,640,000	2,647,355
Capital Four U.S. CLO Ltd.
7.008%, 3M TSFR + 3.250%, 10/18/38 (144A) (b)	3,130,000	3,142,019
Captree Park CLO Ltd.
7.134%, 3M TSFR + 3.250%, 07/20/37 (144A) (b)	2,220,000	2,228,194
Carlyle Global Market Strategies CLO Ltd.
7.096%, 3M TSFR + 3.212%, 07/20/31 (144A) (b)	1,500,000	1,505,757
CarVal CLO XI C Ltd.
6.884%, 3M TSFR + 3.000%, 10/20/37 (144A) (b)	3,820,000	3,826,051
CIFC Funding Ltd.
7.584%, 3M TSFR + 3.700%, 04/20/37 (144A) (b)	1,340,000	1,345,668
Columbia Cent CLO 35 Ltd.
7.822%, 3M TSFR + 3.500%, 07/25/36 (144A) (b)	2,400,000	2,407,682
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	1,808,194	1,684,501
Dryden 113 CLO Ltd.
6.905%, 3M TSFR + 3.000%, 10/15/37 (144A) (b)	3,250,000	3,253,071
Flatiron CLO 28 Ltd.
8.505%, 3M TSFR + 4.600%, 07/15/36 (144A) (b)	1,540,000	1,522,483
Fortress Credit BSL XII Ltd.
11.296%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,000,000	1,879,608
Golub Capital Partners CLO 53B Ltd.
8.584%, 3M TSFR + 4.700%, 07/20/34 (144A) (b)	2,500,000	2,414,102
Greystone CRE Notes HC-4 LLC
5.990%, 1M TSFR + 2.240%, 10/15/42 (144A) (b)	4,800,000	4,791,004
Greywolf CLO IV Ltd.
7.382%, 3M TSFR + 3.500%, 04/17/34 (144A) (b)	1,860,000	1,856,393
HalseyPoint CLO 3 Ltd.
5.318%, 3M TSFR + 1.480%, 07/30/37 (144A) (b)	2,110,000	2,116,594
Hartwick Park CLO Ltd.
8.734%, 3M TSFR + 4.850%, 01/20/37 (144A) (b)	1,435,000	1,411,785
Hayfin U.S. XV Ltd.
8.119%, 3M TSFR + 4.260%, 04/28/37 (144A) (b)	2,970,000	2,994,161
Jamestown CLO IX Ltd.
7.108%, 3M TSFR + 3.250%, 07/25/34 (144A) (b)	2,660,000	2,657,517
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	313,584	313,738
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	1,000,476
Lighthouse Park CLO Ltd.
8.571%, 3M TSFR + 4.650%, 10/24/37 (144A) (b)	1,860,000	1,859,117
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding XXIV Ltd.
6.834%, 3M TSFR + 2.950%, 10/20/29 (144A) (b)	2,460,000	$2,465,291
Magnetite XXII Ltd.
6.805%, 3M TSFR + 2.900%, 07/15/36 (144A) (b)	1,830,000	1,829,993
Magnetite XXXII Ltd.
8.782%, 3M TSFR + 4.600%, 10/15/37 (144A) (b)	3,980,000	3,980,971
MF1 LLC
5.055%, 1M TSFR + 1.320%, 02/18/40 (144A) (b)	3,860,000	3,860,726
6.476%, 1M TSFR + 2.741%, 02/18/40 (144A) (b)	1,410,000	1,410,823
7.225%, 1M TSFR + 3.490%, 02/18/40 (144A) (b)	1,340,000	1,341,107
Mountain View CLO XIX Ltd.
7.228%, 3M TSFR + 3.400%, 10/17/38 (144A) (b)	2,610,000	2,620,886
Navesink CLO 2 Ltd.
7.322%, 3M TSFR + 3.650%, 01/15/36 (144A) (b)	3,000,000	3,000,000
New Mountain CLO 5 Ltd.
7.034%, 3M TSFR + 3.150%, 07/20/36 (144A) (b)	2,690,000	2,694,853
Obra CLO 3 Ltd.
6.859%, 3M TSFR + 3.200%, 01/20/39 (144A) (b)	2,550,000	2,551,153
Ocean Trails CLO X
5.205%, 3M TSFR + 1.300%, 10/15/34 (144A) (b)	5,500,000	5,495,105
11.736%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	4,000,000	3,932,880
Octagon Investment Partners 47 Ltd.
9.857%, 3M TSFR + 6.000%, 01/22/38 (144A) (b)	2,680,000	2,671,405
OHA Credit Funding 11 Ltd.
6.734%, 3M TSFR + 2.850%, 07/19/37 (144A) (b)	3,150,000	3,157,787
OHA Credit Funding 19 Ltd.
6.784%, 3M TSFR + 2.900%, 07/20/37 (144A) (b)	1,000,000	1,001,307
Palmer Square CLO Ltd.
6.834%, 3M TSFR + 2.950%, 07/20/37 (144A) (b)	4,460,000	4,471,123
Palmer Square Loan Funding Ltd.
6.905%, 3M TSFR + 3.000%, 04/15/31 (144A) (b)	3,230,000	3,238,017
8.805%, 3M TSFR + 4.900%, 10/15/32 (144A) (b)	2,250,000	2,240,739
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,191,350	1,183,733
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,500,000	1,531,157
RR 18 Ltd.
8.805%, 3M TSFR + 4.900%, 07/15/40 (144A) (b)	3,913,000	3,924,680
Structured Asset Securities Corp. Mortgage Loan Trust
4.066%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,521,475	43,862
Symphony CLO XIX Ltd.
5.115%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	733,425	733,692
TCI-Symphony CLO Ltd.
7.273%, 3M TSFR + 3.362%, 10/13/32 (144A) (b)	1,720,000	1,720,227
10.923%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	5,818,076
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	2,859,584	2,822,026
Trinitas CLO XXVII Ltd.
8.184%, 3M TSFR + 4.300%, 04/18/37 (144A) (b)	3,660,000	3,686,996
Valley Stream Park CLO Ltd.
6.584%, 3M TSFR + 2.700%, 01/20/37 (144A) (b)	2,425,000	2,422,645
Warwick Capital CLO 3 Ltd.
8.384%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	2,000,000	2,007,814
Wellesley Park CLO Ltd.
8.508%, 3M TSFR + 4.600%, 01/24/39 (144A) (b)	1,860,000	1,860,080
See accompanying notes to financial statements.
BHFTII-390

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Whitebox CLO V Ltd.
7.104%, 3M TSFR + 2.850%, 07/20/38 (144A) (b)	2,680,000	$2,690,693
		164,376,430
Asset-Backed - Student Loan — 0.5%
Bayview Opportunity Master Fund VII LLC
6.124%, SOFR30A + 2.250%, 07/27/48 (144A) (b)	4,001,158	4,001,143
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,238,810	2,292,891
National Collegiate Student Loan Trust
4.136%, 1M TSFR + 0.404%, 01/25/33 (b)	933,839	919,018
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,922,978
		9,136,030
Total Asset-Backed Securities (Cost $194,926,364)		191,325,867

Agency Sponsored Mortgage-Backed Securities—6.1%
Agency Collateralized Mortgage Obligations — 3.4%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (b)	3,899,224	3,781,779
4.250%, 05/25/60 (144A) (b)	4,710,000	4,587,195
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.874%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,851,130
6.924%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	5,045,319
7.624%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,797,872
8.624%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,132,905
9.624%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,072,387
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.374%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,839,974
6.374%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	1,119,945
6.574%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,758,915
6.974%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,118,505
7.389%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	8,663,803	8,791,575
7.774%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,547,430
8.089%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	2,552,133	2,588,807
10.874%, SOFR30A + 7.000%, 04/25/42 (144A) (b)	3,470,000	3,696,591
Federal National Mortgage Association REMICS
4.339%, SOFR30A + 0.464%, 05/25/34 (b)	21,912	21,780
		62,752,109
Agency Mortgage-Backed Securities — 2.7%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	619,518	527,272
1.500%, 07/01/41	490,282	416,179
3.000%, 06/01/35	1,761,077	1,689,159
4.000%, 07/01/49	2,618,125	2,528,049
4.500%, 02/01/47	1,077,632	1,073,429
4.500%, 10/01/52	711,330	697,181
5.000%, 09/01/52	3,191,190	3,201,037
6.000%, 09/01/53	2,435,422	2,517,442
6.500%, 05/01/53	593,760	624,764
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.624%, SOFR30A + 2.750%, 11/25/45 (144A) (b)	4,510,000	$4,510,382
Federal National Mortgage Association
2.000%, 08/01/41	3,435,189	3,000,739
2.000%, 08/01/51	2,036,726	1,683,509
2.500%, 07/01/41	1,842,482	1,650,794
2.500%, 09/01/51	189,434	165,373
2.500%, 10/01/51	1,056,636	913,575
2.500%, 03/01/52	2,303,537	1,982,597
4.500%, 04/01/48	829,169	823,543
4.500%, 04/01/49	33,063	32,770
4.500%, 10/01/49	18,199	18,057
4.500%, 08/01/58	57,756	56,399
7.000%, 07/01/30	104	110
7.000%, 07/01/31	628	660
7.000%, 09/01/31	416	437
7.000%, 10/01/31	442	464
7.000%, 11/01/31	8,712	9,148
7.000%, 01/01/32	3,172	3,331
7.500%, 02/01/30	122	122
7.500%, 06/01/30	12	12
7.500%, 08/01/30	30	30
7.500%, 11/01/30	4,622	4,690
8.000%, 07/01/30	85	88
8.000%, 09/01/30	199	204
FREMF Mortgage Trust
10.409%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	1,714,205	1,576,340
Government National Mortgage Association
2.000%, 10/20/50	1,163,804	964,514
2.000%, 02/20/51	705,314	579,022
2.500%, 03/20/51	2,209,916	1,907,271
2.500%, 05/20/51	236,449	202,604
3.500%, 12/20/50	2,050,016	1,888,327
4.000%, 10/20/52	1,487,982	1,415,464
4.500%, 11/20/50	756,992	750,336
4.500%, 12/20/50	131,664	130,158
4.500%, 04/20/53	1,155,100	1,132,250
5.000%, 09/20/52	1,834,243	1,839,253
5.000%, 09/20/53	1,259,522	1,262,016
5.500%, 01/15/34	9,911	10,211
5.500%, 03/20/34	1,658	1,718
5.500%, 04/15/34	3,627	3,696
5.500%, 07/15/34	17,009	17,596
5.500%, 10/15/34	16,929	17,425
5.500%, 04/20/53	1,872,589	1,902,736
5.750%, 10/15/38	20,732	21,695
6.000%, 05/20/32	1,886	1,970
6.000%, 02/15/33	385	397
6.000%, 03/15/33	1,169	1,205
6.000%, 06/15/33	741	757
6.000%, 07/15/33	1,088	1,108
6.000%, 09/15/33	454	463
6.000%, 10/15/33	717	733
6.000%, 11/20/33	2,771	2,891
6.500%, 02/15/32	118	121
See accompanying notes to financial statements.
BHFTII-391

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
6.500%, 03/15/32	108	$111
6.500%, 11/15/32	281	292
Government National Mortgage Association REMICS
0.496%, 07/16/58 (b) (h)	645,672	15,109
Multifamily Connecticut Avenue Securities Trust
7.239%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,077,450	2,110,899
7.739%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,355,871	3,422,970
		49,313,204
Total Agency Sponsored Mortgage-Backed Securities (Cost $113,392,322)		112,065,313

Foreign Government—4.4%
Regional Government — 0.4%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (e)	5,102,621	3,910,802
Provincia de Cordoba
9.750%, 07/02/32 (144A)	2,733,000	2,876,482
		6,787,284
Sovereign — 4.0%
Angola Government International Bonds
8.000%, 11/26/29 (144A)	2,100,000	2,049,450
8.750%, 04/14/32 (144A) (a)	1,520,000	1,481,041
9.125%, 11/26/49	1,710,000	1,469,538
Bahamas Government International Bonds
8.250%, 06/24/36 (144A)	3,000,000	3,345,210
Brazil Government International Bonds
6.000%, 04/07/26	2,770,000	2,777,479
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/26 (BRL)	4,784,000	873,033
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,099,634
Dominican Republic International Bonds
4.500%, 01/30/30	900,000	877,725
4.875%, 09/23/32	4,020,000	3,864,024
5.500%, 02/22/29 (144A)	2,100,000	2,123,310
Egypt Government International Bonds
5.875%, 02/16/31	510,000	509,714
7.053%, 01/15/32	1,940,000	2,017,680
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,282,660
9.650%, 11/21/54 (144A)	2,370,000	2,707,725
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,607,070
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	22,720	22,302
5.000%, 07/03/29 (144A) (e)	646,140	633,650
5.000%, 07/03/35 (144A) (e)	929,160	848,887
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,756,663
8.250%, 01/30/37 (144A)	1,720,000	1,869,278
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,510,619
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	$2,462,114
7.750%, 01/15/28 (144A)	3,150,000	3,281,545
Mexico Government International Bonds
6.000%, 05/07/36	4,330,000	4,386,290
Mozambique International Bonds
9.000%, 09/15/31 (e)	1,240,000	1,061,522
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,691,857
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,220,000	1,115,794
9.750%, 02/16/31 (144A)	2,610,000	2,854,822
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,524,048
Romania Government International Bonds
7.500%, 02/10/37 (144A)	2,190,000	2,422,343
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	880,118
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (e)	163,672	155,767
3.350%, 03/15/33 (144A) (e)	321,040	276,070
3.600%, 06/15/35 (144A) (e)	216,776	164,750
3.600%, 05/15/36 (144A) (e)	150,447	136,702
3.600%, 02/15/38 (144A) (e)	301,021	274,308
4.000%, 04/15/28 (144A)	152,952	146,582
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (e)	23,994	14,199
3.000%, 02/01/34 (e)	612,820	291,125
3.000%, 02/01/35 (e)	517,876	292,944
3.000%, 02/01/36 (e)	431,563	245,052
4.500%, 02/01/34 (e)	600,436	366,450
4.500%, 02/01/35 (e)	1,050,764	628,705
4.500%, 02/01/36 (e)	1,350,982	795,384
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (m)	9,400,775	247,325
		74,442,508
Total Foreign Government (Cost $75,934,059)		81,229,792

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	6,017,580

Common Stocks—0.1%
Automobile Components — 0.0%
Lear Corp.	399	45,725
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	996
Diversified Telecommunication Services — 0.1%
Luxco Co. Ltd. (n)	61,672	1,086,139
See accompanying notes to financial statements.
BHFTII-392

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Media — 0.0%
Cengage Learning, Inc. (n)	10,995	$215,777
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A † (f) (g) (n)	13,995	27,990
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc. † (a) (n)	82,316	20,661
Real Estate Management & Development — 0.0%
Country Garden Holdings Co. Ltd. (n)	3,330	178
Total Common Stocks (Cost $3,396,720)		1,397,466

Convertible Bonds—0.1%
Computers — 0.1%
Super Micro Computer, Inc.
3.500%, 03/01/29	1,184,000	1,052,221
Real Estate — 0.0%
Country Garden Holdings Co. Ltd.
Zero Coupon, 12/31/31	833,605	98,007
Total Convertible Bonds (Cost $1,393,068)		1,150,228

Rights—0.0%
Telecommunications — 0.0%
Altice Holdings 1 SARL † (n) (Cost $0)	3,989	63,872

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (n) (Cost $0)	1,746,000	0

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $17,388,129; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $17,733,600	17,385,714	17,385,714
Total Short-Term Investments (Cost $17,385,714)		17,385,714

Securities Lending Reinvestments (o)—13.8%
Short-Term Investment Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.640% (p)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.610% (p)	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.680% (p)	1,000,000	$1,000,000
		4,000,000

Certificates of Deposit—1.7%
Bank of America NA
4.170%, SOFR + 0.400%, 03/31/26 (b)	2,000,000	2,000,860
Bank of Montreal
4.090%, SOFR + 0.380%, 11/19/26 (b)	2,000,000	1,999,994
4.100%, SOFR + 0.390%, 05/05/26 (b)	2,000,000	2,000,856
Bank of Nova Scotia
4.040%, SOFR + 0.330%, 07/22/26 (b)	2,000,000	2,000,177
Commonwealth Bank of Australia
4.090%, SOFR + 0.380%, 04/13/26 (b)	3,000,000	3,001,029
Mitsubishi UFJ Trust & Banking Corp.
3.930%, SOFR + 0.220%, 03/17/26 (b)	1,000,000	999,988
Mizuho Bank Ltd.
3.990%, SOFR + 0.220%, 04/10/26 (b)	3,000,000	2,999,649
4.010%, SOFR + 0.240%, 01/13/26 (b)	1,500,000	1,500,006
National Bank of Canada
3.970%, SOFR + 0.200%, 02/11/26 (b)	1,000,000	1,000,373
Royal Bank of Canada
4.090%, SOFR + 0.380%, 05/01/26 (b)	2,000,000	2,000,906
Standard Chartered Bank
3.980%, SOFR + 0.270%, 05/07/26 (b)	1,000,000	1,000,278
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.230%, 01/30/26 (b)	2,000,000	2,000,172
Sumitomo Mitsui Trust Bank Ltd.
4.110%, 01/22/26	2,000,000	2,000,560
4.140%, 01/14/26	2,000,000	2,000,400
Toronto-Dominion Bank
4.060%, SOFR + 0.290%, 03/20/26 (b)	2,000,000	2,000,382
4.220%, SOFR + 0.450%, 04/23/26 (b)	2,000,000	2,001,410
		30,507,040
Commercial Paper—0.3%
Ionic Funding LLC
4.110%, 01/05/26	3,000,000	2,998,368
Old Line Funding LLC
3.930%, SOFR + 0.160%, 02/10/26 (b)	2,000,000	1,999,978
		4,998,346
Repurchase Agreements—11.4%
Bank of Montreal
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $4,000,838; collateralized by various Common Stock with an aggregate market value of $4,450,495	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 12/31/25 at 3.770%, due on 01/02/26 with a maturity value of $20,004,189; collateralized by various Common Stock with an aggregate market value of $22,273,514	20,000,000	20,000,000
Repurchase Agreement dated 12/31/25 at 3.850%, due on 01/02/26 with a maturity value of $20,004,278; collateralized by various Common Stock with an aggregate market value of $22,273,514	20,000,000	20,000,000
See accompanying notes to financial statements.
BHFTII-393

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 12/31/25 at 3.970%, due on 04/02/26 with a maturity value of $1,010,146; collateralized by various Common Stock with an aggregate market value of $1,113,819	1,000,000	$1,000,000
CF Secured LLC
Repurchase Agreement dated 12/31/25 at 3.830%, due on 01/02/26 with a maturity value of $5,957,378; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 02/05/26 - 11/15/55, and an aggregate market value of $6,076,526	5,956,111	5,956,111
Citigroup Global Markets, Inc.
Repurchase Agreement dated 12/31/25 at 4.130%, due on 07/06/26 with a maturity value of $10,214,531; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.000%, maturity dates ranging from 01/15/26 - 06/30/26, and various Common Stock with an aggregate market value of $10,401,251	10,000,000	10,000,000
HSBC Bank PLC
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/02/26 with a maturity value of $25,005,431; collateralized by various Common Stock with an aggregate market value of $27,780,841	25,000,000	25,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $3,000,643; collateralized by various Common Stock with an aggregate market value of $3,344,632	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 12/31/25 at 3.860%, due on 01/02/26 with a maturity value of $12,002,573; collateralized by various Common Stock with an aggregate market value of $13,350,153	12,000,000	12,000,000
Repurchase Agreement dated 12/31/25 at 3.880%, due on 01/07/26 with a maturity value of $40,030,178; collateralized by various Common Stock with an aggregate market value of $44,487,420	40,000,000	40,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 12/31/25 at 3.910%, due on 01/07/26 with a maturity value of $50,038,014; collateralized by various Common Stock with an aggregate market value of $55,746,251	50,000,000	50,000,000
Societe Generale
Repurchase Agreement dated 12/31/25 at 3.650%, due on 01/02/26 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 02/26/26 - 02/15/55, and an aggregate market value of $306,000	300,000	300,000
TD Securities (USA) LLC
Repurchase Agreement dated 12/31/25 at 3.740%, due on 01/02/26 with a maturity value of $16,003,324; collateralized by various Common Stock with an aggregate market value of $17,603,658	16,000,000	16,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Virtu Americas LLC
Repurchase Agreement dated 12/31/25 at 3.990%, due on 01/07/26 with a maturity value of $3,002,328; collateralized by various Common Stock with an aggregate market value of $3,333,792	3,000,000	$3,000,000
		210,256,111
Time Deposits—0.2%
Banco Santander SA
3.620%, 01/02/26	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
3.590%, 01/02/26	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $253,755,083)		253,761,497
Total Purchased Options—0.0% (q) (Cost $239,960)		364,207
Total Investments—111.9% (Cost $2,054,879,406)		2,053,674,984
Unfunded Loan Commitments—(0.1)% (Cost $(1,513,384))		(1,513,384)
Net Investments—111.8% (Cost $2,053,366,022)		2,052,161,600
Other assets and liabilities (net)—(11.8)%		(217,275,899)
Net Assets—100.0%		$1,834,885,701

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of December 31, 2025, the market value of restricted securities was
$59,009,858, which is 3.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $300,222,860 and the collateral received consisted of cash in the amount of $253,725,970 and non-cash collateral with a value of $58,224,495. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
See accompanying notes to financial statements.
BHFTII-394

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of December 31, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after December 31, 2025, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of December 31, 2025.
(m)	Principal amount of security is adjusted for inflation.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of December 31, 2025.
(p)	The rate shown represents the annualized seven-day yield as of December 31, 2025.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$1,188,804,742, which is 64.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	USD	931,574	$960,686	$0
Altice Holdings 1 SARL	10/01/25		3,989	0	63,872
Ascent CNR Corp. - Class A	04/18/16		13,995	27,991	27,990
DISH DBS Corp., 5.250%, 12/01/26	01/10/24	USD	140,000	130,766	135,765
DISH DBS Corp., 5.750%, 12/01/28	11/10/21-12/01/21	USD	2,570,000	2,568,301	2,523,104
DISH Network Corp., 11.750%, 11/15/27	09/18/23-01/10/24	USD	4,260,000	4,294,269	4,433,723
EchoStar Corp., 10.750%, 11/30/29	11/07/24	USD	5,266,400	5,202,620	5,823,592
Granite Ridge Resources, Inc., 8.875%, 11/05/29	10/31/25	USD	5,550,000	5,335,306	5,364,131
Knight Health Holdings LLC, 9.081%, 12/23/28	12/17/21	USD	1,384,131	1,340,932	460,224
Mcclatchy Media Co. LLC, 8.500%, 09/01/27	09/03/24	USD	4	4	5
Mcclatchy Media Co. LLC, 11.000%, 12/01/31	12/11/24-12/02/25	USD	31,888,408	30,621,160	36,113,622
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	USD	8,475,000	8,571,525	85
Spirit Airlines, Inc., 07/14/26	11/21/25	USD	323,298	310,274	279,509
Spirit Airlines, Inc., 07/14/26	11/17/25	USD	5,974,210	3,101,934	2,435,686
Spirit Airlines, Inc., 11.959%, 07/14/26	12/09/25-12/15/25	USD	1,303,585	1,269,364	1,299,511
Spirit Aviation Holdings, Inc.	09/02/20-04/01/25		82,316	1,829,186	20,661
Vortex Opco LLC, 8.000%, 04/30/30	09/03/24	USD	2,837,802	1,344,080	28,378
					$59,009,858
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$706,139,584	$875,443,529	$763 ,268,649	$1,000,975,783
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2025 were as follows:
Purchases	Sales
$602,961,765	$606,286,915
See accompanying notes to financial statements.
BHFTII-395

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(253,472,220)	$—	$—	$—	$(253,472,220)
Foreign Government	(253,750)	—	—	—	(253,750)
Total Borrowings	$(253,725,970)	$—	$—	$—	$(253,725,970)
Gross amount of recognized liabilities for securities lending transactions					$(253,725,970)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,314,452	BNP	01/16/26	USD	2,194,264	$17,807
AUD	3,450,000	BNP	01/16/26	USD	2,282,432	20,105
AUD	2,879,627	CBNA	01/16/26	USD	1,885,010	36,859
AUD	3,059,017	CBNA	01/16/26	USD	1,999,312	42,281
AUD	2,856,723	CBNA	01/16/26	USD	1,854,358	52,224
AUD	11,300,240	CBNA	01/16/26	USD	7,406,573	135,229
BRL	43,683,329	BOA	01/05/26	USD	8,064,118	(92,344)
BRL	43,683,329	CBNA	01/05/26	USD	7,938,959	32,815
CAD	2,140,000	BOA	01/16/26	USD	1,525,877	34,265
CAD	2,150,000	BOA	01/16/26	USD	1,532,799	34,634
CAD	2,307,451	BOA	01/16/26	USD	1,644,955	37,265
CAD	4,320,000	BOA	01/16/26	USD	3,080,225	69,221
CAD	4,220,000	BOA	01/16/26	USD	2,998,024	78,518
CNH	11,297,761	CBNA	01/16/26	USD	1,591,606	28,987
CNH	48,563,690	CBNA	01/16/26	USD	6,842,173	123,984
EUR	5,126,055	CBNA	01/16/26	USD	5,959,977	67,303
JPY	1,392,938,439	JPMC	01/16/26	USD	9,307,515	(406,778)

Contracts to Deliver
AUD	2,519,786	CBNA	01/16/26	USD	1,663,301	(18,409)
AUD	2,770,310	CBNA	01/16/26	USD	1,833,627	(15,283)
AUD	2,703,144	CBNA	01/16/26	USD	1,794,466	(9,618)
AUD	4,140,586	CBNA	01/16/26	USD	2,757,727	(5,708)
AUD	2,574,020	CBNA	01/16/26	USD	1,717,923	17
BRL	43,683,329	BOA	01/05/26	USD	7,938,959	(32,815)
BRL	43,683,329	BOA	03/03/26	USD	7,954,862	86,847
BRL	43,683,329	CBNA	01/05/26	USD	8,120,575	148,801
CAD	4,350,682	BOA	01/16/26	USD	3,130,007	(41,807)
CAD	4,190,000	BOA	01/16/26	USD	3,014,664	(40,007)
CAD	6,603,678	CBNA	01/16/26	USD	4,730,871	(83,463)
CAD	4,302,957	CBNA	01/16/26	USD	3,099,242	(37,779)
CNH	23,045,279	JPMC	01/16/26	USD	3,244,000	(61,701)
CNH	23,032,595	JPMC	01/16/26	USD	3,244,000	(59,881)
EUR	1,275,495	BOA	01/16/26	USD	1,505,539	5,796
EUR	1,250,000	BOA	01/16/26	USD	1,477,088	7,322
EUR	9,087,000	BOA	02/05/26	USD	10,520,929	(173,807)
EUR	757,688	CBNA	01/16/26	USD	883,533	(7,366)
EUR	3,095,099	CBNA	01/16/26	USD	3,638,935	(322)
GBP	20,570,102	BNP	01/16/26	USD	27,665,161	(61,996)
INR	1,798,940,000	CBNA	01/16/26	USD	20,154,610	158,941
See accompanying notes to financial statements.
BHFTII-396

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	238,535,807	BNP	01/16/26	USD	1,554,236	$30,016
JPY	43,228,777	CBNA	01/16/26	USD	277,539	1,312
JPY	244,520,000	CBNA	01/16/26	USD	1,569,877	7,419
JPY	286,979,615	CBNA	01/16/26	USD	1,853,518	19,747
JPY	285,658,151	JPMC	01/16/26	USD	1,833,814	8,487
JPY	294,016,089	JPMC	01/16/26	USD	1,911,809	33,076
MXN	38,726,179	BOA	01/16/26	USD	2,086,394	(61,950)
Net Unrealized Appreciation						$108,244
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	03/16/26	330	AUD	36,129,740	$88,749
Euro-Bund Futures	03/06/26	80	EUR	10,205,600	(105,411)
U.K. Long Gilt Bond Futures	03/27/26	67	GBP	6,121,790	113,211
U.S. Treasury Long Bond Futures	03/20/26	807	USD	93,284,156	(1,003,099)
U.S. Treasury Note 2 Year Futures	03/31/26	2,003	USD	418,204,491	224,194
U.S. Treasury Note 5 Year Futures	03/31/26	1,617	USD	176,745,680	(86,828)
U.S. Treasury Note 10 Year Futures	03/20/26	1,255	USD	141,109,063	(440,133)
U.S. Treasury Note Ultra 10 Year Futures	03/20/26	125	USD	14,376,953	(19,747)
U.S. Treasury Ultra Long Bond Futures	03/20/26	254	USD	29,972,000	(541,408)

Futures Contracts—Short
3 Month SOFR Futures	03/16/27	(160)	USD	(38,756,000)	(14,336)
Net Unrealized Depreciation					$(1,784,808)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/USD Put	USD	1.158	02/03/26	BOA	20,970,000	EUR	20,970,000	$239,960	$364,207	$124,247
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$799,171	$—	$799,171
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	1,277,087	—	1,277,087
Totals								$2,076,258	$—	$2,076,258
See accompanying notes to financial statements.
BHFTII-397

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(3,048,047)	$—	$(3,048,047)
Pay	1-Day CDI	Maturity	11.030%	Maturity	01/02/26	BOA	BRL	268,936,000	(1,404,608)	—	(1,404,608)
Receive	1-Day CDI	Maturity	13.250%	Maturity	01/02/31	JPMC	BRL	72,695,000	20,479	—	20,479
Receive	1-Day CDI	Maturity	13.300%	Maturity	01/02/31	JPMC	BRL	112,800,000	6,843	—	6,843
Totals									$(4,425,333)	$—	$(4,425,333)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	(5.000%)	Quarterly	12/20/30	3.155%	USD	17,446,600	$(1,333,007)	$(1,267,323)	$(65,684)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International	(5.000%)	Quarterly	06/20/30	1.583%	USD	2,756,000	$(379,487)	$(332,304)	$(47,183)
Transocean, Inc.	(1.000%)	Quarterly	06/20/29	3.522%	USD	1,476,000	115,701	130,784	(15,083)
Totals							$(263,786)	$(201,520)	$(62,266)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Airlines Group, Inc.	5.000%	Quarterly	12/20/29	3.442%	USD	2,300,000	$121,529	$82,497	$39,032
Caesars Entertainment, Inc.	5.000%	Quarterly	06/20/30	2.514%	USD	2,756,000	271,174	271,628	(454)
Nabors Industries, Inc.	1.000%	Quarterly	06/20/29	3.566%	USD	1,476,000	(112,663)	(186,654)	73,991
Totals							$280,040	$167,471	$112,569
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Maturity	01/08/26	JPMC	WAM EM Frontier Custom Basket Index	USD	13,203,000	$1,174,664	$—	$1,174,664

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.
BHFTII-398

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$1,174,664
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	113,023	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$128,404
Foreign Exchange	Investments at market value (d)	364,207
	Unrealized appreciation on forward foreign currency exchange contracts	1,319,278	Unrealized depreciation on forward foreign currency exchange contracts	1,211,034
Interest Rate	OTC swap contracts at market value	27,322	OTC swap contracts at market value	4,452,655
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	2,076,258
	Unrealized appreciation on futures contracts (c) (e)	426,154	Unrealized depreciation on futures contracts (c) (e)	2,210,962
Total		$5,500,906		$8,003,055

(a)	Excludes OTC swap interest payable of $132,544.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of December 31, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$718,075	$(718,075)	$—	$—
BNP Paribas SA	67,928	(61,996)	—	5,932
Citibank NA	855,919	(177,948)	(340,000)	337,971
JPMorgan Chase Bank NA	1,243,549	(1,243,549)	—	—
	$2,885,471	$(2,201,568)	$(340,000)	$343,903
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of December 31, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$1,847,338	$(718,075)	$(1,000,000)	$129,263
BNP Paribas SA	61,996	(61,996)	—	—
Citibank NA	177,948	(177,948)	—	—
JPMorgan Chase Bank NA	3,576,407	(1,243,549)	(2,050,000)	282,858
	$5,663,689	$(2,201,568)	$(3,050,000)	$412,121

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
See accompanying notes to financial statements.
BHFTII-399

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$150,080	$—	$(15,298)	$(385,098)	$(250,316)
Forward foreign currency transactions	—	—	—	338,243	338,243
Futures contracts	2,540,900	—	—	—	2,540,900
Swap contracts	(757,058)	(2,395)	—	—	(759,453)
Written options	—	—	—	275,362	275,362
	$1,933,922	$(2,395)	$(15,298)	$228,507	$2,144,736

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$49,239	$—	$146,947	$196,186
Forward foreign currency transactions	—	—	(2,890,797)	(2,890,797)
Futures contracts	9,545,064	—	—	9,545,064
Swap contracts	3,953,877	935,551	—	4,889,428
Written options	—	—	(95,843)	(95,843)
	$13,548,180	$935,551	$(2,839,693)	$11,644,038
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$29,925,175
Forward foreign currency transactions	232,821,868
Futures contracts long	943,998,978
Futures contracts short	(30,309,037)
Swap contracts	205,323,594
Written options	(23,148,062)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$9,897,530	$—	$9,897,530
Aerospace/Defense	—	7,315,850	—	7,315,850
Agriculture	—	1,629,658	—	1,629,658
Airlines	—	14,212,015	—	14,212,015
Auto Manufacturers	—	13,574,433	—	13,574,433
Auto Parts & Equipment	—	20,503,614	—	20,503,614
Banks	—	67,927,011	—	67,927,011
Beverages	—	1,738,363	—	1,738,363
Building Materials	—	6,992,583	—	6,992,583
Chemicals	—	11,590,300	—	11,590,300
Commercial Services	—	41,713,824	—	41,713,824
Computers	—	324,451	—	324,451
Diversified Financial Services	—	67,875,999	—	67,875,999
Electric	—	43,979,650	—	43,979,650
Energy-Alternate Sources	—	706,334	—	706,334
Engineering & Construction	—	17,616,950	—	17,616,950
Entertainment	—	20,629,660	—	20,629,660
Environmental Control	—	9,633,404	—	9,633,404
See accompanying notes to financial statements.
BHFTII-400

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Food	$—	$3,285,300	$—	$3,285,300
Food Service	—	6,338,659	—	6,338,659
Forest Products & Paper	—	1,959,040	—	1,959,040
Gas	—	12,017,386	—	12,017,386
Healthcare-Products	—	5,464,247	—	5,464,247
Healthcare-Services	—	29,942,426	—	29,942,426
Holding Companies-Diversified	—	1,902,212	—	1,902,212
Home Builders	—	4,897,544	—	4,897,544
Insurance	—	11,696,411	—	11,696,411
Internet	—	13,630,825	—	13,630,825
IT Services	—	2,785,342	—	2,785,342
Leisure Time	—	30,430,174	—	30,430,174
Lodging	—	14,531,920	—	14,531,920
Machinery-Diversified	—	5,886,383	—	5,886,383
Media	—	48,259,069	—	48,259,069
Metal Fabricate/Hardware	—	6,935,890	—	6,935,890
Mining	—	28,305,131	0	28,305,131
Miscellaneous Manufacturing	—	3,063,482	—	3,063,482
Multi-National	—	19,696,493	—	19,696,493
Oil & Gas	—	105,038,756	—	105,038,756
Oil & Gas Services	—	2,450,683	—	2,450,683
Pharmaceuticals	—	20,177,586	—	20,177,586
Pipelines	—	64,672,031	—	64,672,031
Real Estate	—	4,538,390	—	4,538,390
Real Estate Investment Trusts	—	24,501,889	—	24,501,889
Retail	—	19,171,465	—	19,171,465
Semiconductors	—	912,338	—	912,338
Software	—	9,769,905	—	9,769,905
Telecommunications	—	39,928,051	—	39,928,051
Transportation	—	6,080,597	—	6,080,597
Total Corporate Bonds & Notes	—	906,131,254	0	906,131,254
Total Non-Agency Mortgage-Backed Securities*	—	242,203,455	—	242,203,455
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,513,384)*	—	239,065,355	—	239,065,355
Total Asset-Backed Securities*	—	191,325,867	—	191,325,867
Total Agency Sponsored Mortgage-Backed Securities*	—	112,065,313	—	112,065,313
Total Foreign Government*	—	81,229,792	—	81,229,792
Total Convertible Preferred Stocks*	6,017,580	—	—	6,017,580
Common Stocks
Automobile Components	45,725	—	—	45,725
Chemicals	996	—	—	996
Diversified Telecommunication Services	—	1,086,139	—	1,086,139
Media	—	215,777	—	215,777
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	20,661	—	—	20,661
Real Estate Management & Development	178	—	—	178
Total Common Stocks	67,560	1,301,916	27,990	1,397,466
Total Convertible Bonds*	—	1,150,228	—	1,150,228
Total Rights*	—	63,872	—	63,872
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	17,385,714	—	17,385,714
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificates of Deposit	—	30,507,040	—	30,507,040
Commercial Paper	—	4,998,346	—	4,998,346
Repurchase Agreements	—	210,256,111	—	210,256,111
See accompanying notes to financial statements.
BHFTII-401

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$4,000,000	$—	$4,000,000
Total Securities Lending Reinvestments	4,000,000	249,761,497	—	253,761,497
Total Purchased Options at Value*	—	364,207	—	364,207
Total Net Investments	$10,085,140	$2,042,048,470	$27,990	$2,052,161,600
Collateral for Securities Loaned (Liability)	$—	$(253,725,970)	$—	$(253,725,970)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,319,278	$—	$1,319,278
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,211,034)	—	(1,211,034)
Total Forward Contracts	$—	$108,244	$—	$108,244
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$426,154	$—	$—	$426,154
Futures Contracts (Unrealized Depreciation)	(2,210,962)	—	—	(2,210,962)
Total Futures Contracts	$(1,784,808)	$—	$—	$(1,784,808)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,189,281	$—	$2,189,281
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(128,404)	—	(128,404)
Total Centrally Cleared Swap Contracts	$—	$2,060,877	$—	$2,060,877
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,201,986	$—	$1,201,986
OTC Swap Contracts at Value (Liabilities)	—	(4,452,655)	—	(4,452,655)
Total OTC Swap Contracts	$—	$(3,250,669)	$—	$(3,250,669)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-402

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b) (c)	$2,052,161,600
Cash denominated in foreign currencies (d)	17,159,223
Cash collateral (e)	20,385,255
OTC swap contracts at market value	1,201,986
Unrealized appreciation on forward foreign currency exchange contracts	1,319,278
Receivable for:
Investments sold	302,641
Fund shares sold	175,278
Interest	23,834,672
Variation margin on futures contracts	568,003
Variation margin on centrally cleared swap contracts	53,983
Prepaid expenses	6,591
Total Assets	2,117,168,510
Liabilities
Due to custodian	622,094
OTC swap contracts at market value	4,452,655
Cash collateral for OTC derivative contracts	340,000
Unrealized depreciation on forward foreign currency exchange contracts	1,211,034
Collateral for securities loaned	253,725,970
Payable for:
Investments purchased	18,659,453
Fund shares redeemed	1,050,187
Interest on OTC swap contracts	132,544
Accrued Expenses:
Management fees	831,017
Distribution and service fees	152,817
Deferred trustees’ fees	372,478
Other expenses	732,560
Total Liabilities	282,282,809
Net Assets	$1,834,885,701
Net Assets Consist of:
Paid in surplus	$2,370,280,158
Distributable earnings (Accumulated losses)	(535,394,457)
Net Assets	$1,834,885,701
Net Assets
Class A	$1,070,338,315
Class B	650,134,003
Class E	114,413,383
Capital Shares Outstanding*
Class A	99,912,082
Class B	61,408,654
Class E	10,751,854
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.71
Class B	10.59
Class E	10.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,053,366,022.
(b)	Investments at value is net of unfunded loan commitments of $1,513,384.
(c)	Includes securities loaned at value of $300,222,860.
(d)	Identified cost of cash denominated in foreign currencies was $16,946,708.
(e)	Includes collateral of $11,891,055 for futures contracts, $3,050,000 for OTC derivative contracts, $300,000 for TBA securities, and $5,144,200 for centrally cleared swap contracts.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Dividends	$416,110
Interest	144,296,017
Securities lending income	998,118
Total investment income	145,710,245
Expenses
Management fees	10,969,422
Administration fees	105,481
Custodian and accounting fees	302,298
Distribution and service fees—Class B	1,652,057
Distribution and service fees—Class E	179,043
Audit and tax services	108,985
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	133,324
Insurance	17,034
Miscellaneous	29,293
Total expenses	13,607,522
Less management fee waiver	(852,487)
Net expenses	12,755,035
Net Investment Income	132,955,210
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(38,183,880)
Purchased options	(250,316)
Futures contracts	2,540,900
Written options	275,362
Swap contracts	(759,453)
Foreign currency transactions	699,287
Forward foreign currency transactions	338,243
Net realized gain (loss)	(35,339,857)
Net change in unrealized appreciation (depreciation) on:
Investments	52,778,505
Purchased options	196,186
Futures contracts	9,545,064
Written options	(95,843)
Swap contracts	4,889,428
Foreign currency transactions	1,089,810
Forward foreign currency transactions	(2,890,797)
Net change in unrealized appreciation (depreciation)	65,512,353
Net realized and unrealized gain (loss)	30,172,496
Net Increase (Decrease) in Net Assets From Operations	$163,127,706
See accompanying notes to financial statements.
BHFTII-403

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$132,955,210	$159,162,441
Net realized gain (loss)	(35,339,857)	(54,754,927)
Net change in unrealized appreciation (depreciation)	65,512,353	(5,164,552)
Increase (decrease) in net assets from operations	163,127,706	99,242,962
From Distributions to Shareholders
Class A	(84,438,654)	(98,888,456)
Class B	(49,554,178)	(50,052,283)
Class E	(9,050,357)	(9,707,898)
Total distributions	(143,043,189)	(158,648,637)
Increase (decrease) in net assets from capital share transactions	(201,015,132)	(130,032,589)
Total increase (decrease) in net assets	(180,930,615)	(189,438,264)
Net Assets
Beginning of period	2,015,816,316	2,205,254,580
End of period	$1,834,885,701	$2,015,816,316

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,997,353	$32,110,763	2,001,113	$21,625,171
Reinvestments	8,319,079	84,438,654	9,628,866	98,888,456
Redemptions	(25,568,687)	(274,330,243)	(22,088,199)	(236,528,941)
Net increase (decrease)	(14,252,255)	$(157,780,826)	(10,458,220)	$(116,015,314)
Class B
Sales	3,074,728	$32,139,301	3,877,553	$41,432,613
Reinvestments	4,930,764	49,554,178	4,921,562	50,052,283
Redemptions	(10,666,898)	(112,553,356)	(9,050,888)	(96,207,240)
Net increase (decrease)	(2,661,406)	$(30,859,877)	(251,773)	$(4,722,344)
Class E
Sales	282,445	$2,952,690	424,221	$4,543,452
Reinvestments	896,963	9,050,357	950,823	9,707,898
Redemptions	(2,299,314)	(24,377,476)	(2,204,873)	(23,546,281)
Net increase (decrease)	(1,119,906)	$(12,374,429)	(829,829)	$(9,294,931)
Increase (decrease) derived from capital shares transactions		$(201,015,132)		$(130,032,589)
See accompanying notes to financial statements.
BHFTII-404

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.65	$10.98	$10.72	$13.73	$13.87
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.75	0.81	0.78	0.65	0.62
Net realized and unrealized gain (loss)	0.17	(0.31)	0.21	(2.93)	(0.24)
Total income (loss) from investment operations	0.92	0.50	0.99	(2.28)	0.38
Less Distributions
Distributions from net investment income	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)
Total distributions	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)
Net Asset Value, End of Period	$10.71	$10.65	$10.98	$10.72	$13.73
Total Return (%) (b)	9.07	4.88	9.64 (c)	(16.66)	2.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	0.61	0.61	0.60	0.60
Net ratio of expenses to average net assets (%) (d)	0.57	0.56	0.56	0.55	0.54
Ratio of net investment income (loss) to average net assets (%)	7.08	7.51	7.29	5.51	4.55
Portfolio turnover rate (%)	85 (e)	53 (e)	47 (e)	28	69 (e)
Net assets, end of period (in millions)	$1,070.3	$1,215.6	$1,367.9	$1,387.4	$1,934.4

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.53	$10.86	$10.62	$13.59	$13.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.72	0.77	0.75	0.61	0.58
Net realized and unrealized gain (loss)	0.17	(0.30)	0.19	(2.89)	(0.23)
Total income (loss) from investment operations	0.89	0.47	0.94	(2.28)	0.35
Less Distributions
Distributions from net investment income	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)
Total distributions	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)
Net Asset Value, End of Period	$10.59	$10.53	$10.86	$10.62	$13.59
Total Return (%) (b)	8.88	4.57	9.22	(16.93)	2.61
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.86	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (d)	0.82	0.81	0.81	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	6.83	7.27	7.05	5.28	4.30
Portfolio turnover rate (%)	85 (e)	53 (e)	47 (e)	28	69 (e)
Net assets, end of period (in millions)	$650.1	$674.6	$698.7	$689.6	$913.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-405

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.58	$10.91	$10.66	$13.65	$13.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.73	0.79	0.76	0.63	0.60
Net realized and unrealized gain (loss)	0.17	(0.31)	0.20	(2.91)	(0.24)
Total income (loss) from investment operations	0.90	0.48	0.96	(2.28)	0.36
Less Distributions
Distributions from net investment income	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)
Total distributions	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)
Net Asset Value, End of Period	$10.64	$10.58	$10.91	$10.66	$13.65
Total Return (%) (b)	8.95	4.65	9.30	(16.78)	2.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.76	0.76	0.75	0.75
Net ratio of expenses to average net assets (%) (d)	0.72	0.71	0.71	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	6.93	7.37	7.14	5.37	4.40
Portfolio turnover rate (%)	85 (e)	53 (e)	47 (e)	28	69 (e)
Net assets, end of period (in millions)	$114.4	$125.6	$138.6	$143.3	$198.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(e)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 53%, 52%, 46%, and 69% for the years ended December 31, 2025, 2024,
2023, and 2021, respectively.

See accompanying notes to financial statements.
BHFTII-406

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
U.S. Treasury & Government Agencies—55.0% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 31.4%
Federal Farm Credit Banks Funding Corp.
0.590%, 02/17/26	7,900,000	$7,867,595
1.240%, 09/03/30	8,000,000	7,144,881
1.680%, 09/17/35	1,195,000	943,304
2.600%, 04/05/27	10,000,000	9,886,098
2.700%, 10/26/27	10,000,000	9,851,325
3.750%, 07/03/28	10,000,000	10,055,929
4.750%, 05/02/31	8,000,000	8,343,863
5.480%, 06/27/42	3,000,000	2,958,798
Federal Home Loan Banks
1.000%, 03/23/26	9,979,125	9,921,954
1.020%, 02/24/27	9,990,000	9,709,467
1.250%, 10/26/26	15,000,000	14,719,464
2.010%, 02/17/27	20,000,000	19,668,602
2.250%, 03/04/36	15,000,000	12,135,874
4.000%, 03/10/27	2,500,000	2,514,429
4.125%, 01/15/27	4,000,000	4,025,609
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,401,867
Zero Coupon, 12/17/29	5,562,000	4,809,869
Zero Coupon, 09/15/36	10,000,000	6,072,303
Zero Coupon, 12/15/36	24,765,000	14,864,672
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,923,417
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,966,042
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	25,362,430
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 01/15/26	14,517,000	14,497,424
Zero Coupon, 07/15/26	4,230,000	4,145,778
Zero Coupon, 04/15/28	10,000,000	9,194,679
Zero Coupon, 07/15/29	14,000,000	12,229,330
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	43,671,342
Zero Coupon, 04/15/30	69,000,000	58,411,439
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	15,106,011
4.875%, 05/15/35	20,000,000	20,692,511
U.S. International Development Finance Corp.
1.110%, 05/15/29	7,000,000	6,636,328
3.540%, 06/15/30	5,294,443	5,225,192
		388,957,826
U.S. Treasury — 23.6%
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (a)	4,049,408	3,840,434
1.875%, 07/15/34 (a)	10,375,900	10,416,709
1.875%, 07/15/35 (a)	10,139,500	10,112,352
2.125%, 01/15/35 (a)	9,284,940	9,448,852
U.S. Treasury Notes
3.750%, 05/15/28	25,000,000	25,135,742
3.875%, 09/30/32	30,000	29,907
4.000%, 07/31/32	11,000,000	11,057,578
4.125%, 08/31/30	30,000,000	30,527,344
4.250%, 01/31/26 (b)	70,000,000	70,027,973
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.500%, 05/15/27 (b)	60,000,000	$60,796,875
4.625%, 05/31/31	58,100,000	60,473,930
		291,867,696
Total U.S. Treasury & Government Agencies (Cost $689,775,575)		680,825,522

Agency Sponsored Mortgage-Backed Securities—39.8%
Agency Collateralized Mortgage Obligations — 4.4%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (c)	1,448,269	192,922
2.000%, 02/25/51 (c)	3,616,470	475,907
2.000%, 03/25/51 (c)	6,212,817	814,657
2.500%, 05/25/50 (c)	2,413,205	366,631
2.500%, 01/25/51 (c)	19,933,235	3,288,248
2.500%, 04/25/51 (c)	2,047,597	316,488
2.500%, 10/25/51 (c)	2,963,832	438,339
2.500%, 12/25/51 (c)	7,163,556	876,541
3.000%, 01/25/50 (c)	1,178,496	202,138
3.000%, 11/25/50 (c)	1,032,150	167,593
3.000%, 07/25/51 (c)	1,196,038	236,494
3.000%, 11/25/51 (c)	1,228,868	179,641
3.500%, 04/25/52 (c)	1,243,410	212,129
4.000%, 11/25/49 (c)	493,026	81,252
4.000%, 02/25/50 (c)	882,612	187,022
4.500%, 10/25/49 (c)	813,692	176,981
4.500%, 06/25/50 (c)	2,533,180	594,467
4.500%, 12/25/50 (c)	1,587,174	347,033
4.500%, 11/25/51 (c)	1,229,674	267,564
5.174%, SOFR30A + 1.300%, 12/25/54 (d)	1,174,846	1,181,841
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.124%, SOFR30A + 1.250%, 05/25/44 (144A) (d)	675,559	677,919
5.174%, SOFR30A + 1.300%, 02/25/42 (144A) (d)	65,679	65,704
5.374%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	1,815,967	1,821,137
5.974%, SOFR30A + 2.100%, 10/25/33 (144A) (d)	742,568	755,971
6.174%, SOFR30A + 2.300%, 08/25/33 (144A) (d)	1,084,685	1,101,592
6.274%, SOFR30A + 2.400%, 02/25/42 (144A) (d)	3,420,000	3,469,180
7.224%, SOFR30A + 3.350%, 05/25/42 (144A) (d)	620,000	639,766
Federal Home Loan Mortgage Corp. STRIPS
4.000%, 11/15/52 (c)	433,086	108,043
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.674%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	1,950,000	1,961,236
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	2,145,541	273,322
2.000%, 10/25/52 (c)	4,696,668	607,290
3.500%, 11/25/41 (c)	458,673	66,878
4.000%, 04/25/42 (c)	664,103	117,739
4.500%, 11/25/39 (c)	365,431	61,726
4.500%, 10/25/53 (c)	2,563,044	566,536
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (e)	69,280	63,589
2.000%, 10/25/50 (c)	4,259,474	518,816
2.161%, -1x SOFR30A + 6.036%, 03/25/42 (c) (d)	1,126,953	56,811
See accompanying notes to financial statements.
BHFTII-407

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
2.161%, -1x SOFR30A + 6.036%, 12/25/42 (c) (d)	185,246	$21,837
2.500%, 10/25/47 (c)	2,283,000	330,751
2.500%, 12/25/47 (c)	892,160	122,575
2.500%, 04/25/48 (c)	739,278	108,634
2.500%, 08/25/50 (c)	17,007,834	2,858,983
2.500%, 09/25/50 (c)	2,162,272	362,555
2.500%, 12/25/50 (c)	681,086	92,055
2.500%, 02/25/51 (c)	1,857,270	279,987
2.500%, 09/25/51 (c)	753,708	79,986
2.500%, 10/25/51 (c)	8,592,010	1,216,942
2.561%, -1x SOFR30A + 6.436%, 10/25/41 (c) (d)	912,584	80,253
2.661%, -1x SOFR30A + 6.536%, 03/25/42 (c) (d)	272,501	15,010
3.000%, 08/25/50 (c)	1,232,893	194,535
3.000%, 02/25/51 (c)	570,085	98,421
3.000%, 10/25/51 (c)	2,825,312	492,921
3.500%, 10/25/48	26,427	24,775
3.500%, 09/25/50 (c)	1,604,104	253,947
3.500%, 03/25/51 (c)	466,169	100,585
4.000%, 07/25/50 (c)	425,228	82,134
4.000%, 11/25/51 (c)	868,058	182,193
5.500%, 07/25/41	2,091,191	2,174,796
5.500%, 04/25/42	442,124	458,011
6.000%, 05/25/42	270,137	285,665
6.500%, 07/25/42	528,345	563,424
Federal National Mortgage Association REMICS Trust
5.006%, 01/25/43 (d)	83,497	82,040
Government National Mortgage Association REMICS
1.232%, -1x SOFR30A + 5.150%, 07/20/55 (c) (d)	7,899,794	363,948
1.882%, -1x SOFR30A + 5.800%, 05/20/55 (c) (d)	11,762,535	961,564
1.932%, -1x SOFR30A + 5.850%, 08/20/55 (c) (d)	7,645,502	676,448
1.962%, -1x SOFR30A + 5.880%, 06/20/55 (c) (d)	10,277,278	875,940
2.000%, 01/20/52	136,962	114,469
2.032%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	9,462,967	824,824
2.132%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	871,119	78,875
2.251%, -1x 1M TSFR + 5.986%, 08/16/42 (c) (d)	267,288	27,782
2.500%, 06/20/51 (c)	915,306	85,546
2.652%, -1x SOFR30A + 6.570%, 09/20/55 (c) (d)	8,709,204	978,984
3.000%, 07/20/49	434,020	393,141
3.000%, 09/20/50 (c)	1,299,614	183,760
3.000%, 07/20/51 (c)	769,570	103,577
3.500%, 11/20/49 (c)	646,136	126,796
4.000%, 08/20/47 (c)	1,548,112	292,525
4.000%, 08/20/48	33,978	33,075
4.494%, 1M TSFR + 0.494%, 12/20/60 (d)	2,182,889	2,179,762
4.500%, 10/20/47 (c)	1,125,303	207,654
4.514%, 1M TSFR + 0.514%, 12/20/60 (d)	468,089	467,618
4.514%, 1M TSFR + 0.514%, 08/20/70 (d)	16,844	16,811
4.544%, 1M TSFR + 0.544%, 10/20/64 (d)	901,749	901,020
4.564%, 1M TSFR + 0.564%, 07/20/70 (d)	3,663,274	3,636,019
4.594%, 1M TSFR + 0.594%, 03/20/61 (d)	326,833	326,873
4.614%, 1M TSFR + 0.614%, 12/20/60 (d)	3,519,928	3,520,704
4.614%, 1M TSFR + 0.614%, 07/20/70 (d)	333,840	331,908
4.732%, 12M TSFR + 0.965%, 10/20/68 (d)	895,034	900,869
5.264%, 1M TSFR + 1.264%, 05/20/70 (d)	1,205,766	1,225,755
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
5.364%, 1M TSFR + 1.364%, 04/20/70 (d)	50,513	$51,236
		53,987,641
Agency Mortgage-Backed Securities — 35.4%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,235,262	2,753,529
1.500%, 07/01/41	2,381,370	2,021,442
1.500%, 10/01/41	575,304	485,311
1.500%, 11/01/41	72,875	61,452
2.000%, 09/01/40	302,934	265,495
2.000%, 10/01/40	1,881,318	1,644,111
2.000%, 03/01/41	2,962,491	2,586,195
2.000%, 06/01/41	199,621	174,582
2.000%, 07/01/41	1,894,989	1,640,746
2.000%, 08/01/41	1,372,451	1,193,401
2.000%, 09/01/41	522,825	457,246
2.000%, 11/01/41	1,131,786	985,834
2.000%, 12/01/41	2,734,517	2,377,074
2.000%, 01/01/42	2,067,751	1,797,235
2.000%, 02/01/42	366,663	317,558
2.000%, 04/01/42	75,558	65,532
2.000%, 05/01/42	432,532	375,945
2.000%, 08/01/42	2,128,559	1,848,766
2.000%, 11/01/50	714,194	590,905
2.000%, 02/01/51	1,826,083	1,503,637
2.000%, 03/01/51	1,814,793	1,495,884
2.000%, 04/01/51	1,397,722	1,152,562
2.000%, 05/01/51	3,006,811	2,474,367
2.000%, 06/01/51	2,321,241	1,909,665
2.000%, 11/01/51	431,548	355,971
2.000%, 02/01/52	78,296	64,544
2.500%, 04/01/41	116,723	104,779
2.500%, 04/01/42	1,196,491	1,068,756
2.500%, 10/01/50	902,057	781,366
2.500%, 11/01/50	2,928,258	2,536,511
2.500%, 12/01/50	3,273,583	2,831,694
2.500%, 01/01/51	31,693	27,316
2.500%, 03/01/51	178,201	154,317
2.500%, 05/01/51	129,500	113,053
2.500%, 07/01/51	3,817,206	3,279,105
2.500%, 08/01/51	2,463,503	2,125,689
2.500%, 09/01/51	1,232,791	1,063,388
2.500%, 11/01/51	703,452	610,193
2.500%, 01/01/52	11,216,916	9,686,611
2.500%, 02/01/52	983,388	847,685
2.500%, 03/01/52	527,084	453,360
3.000%, 09/01/32	104,187	101,859
3.000%, 04/01/38	258,774	245,805
3.000%, 10/01/46	205,852	187,356
3.000%, 04/01/47	377,533	342,820
3.000%, 09/01/48	846,117	771,765
3.000%, 09/01/49	2,563,095	2,314,519
3.000%, 11/01/49	560,738	506,261
3.000%, 01/01/50	37,326	33,757
3.000%, 03/01/50	46,689	42,239
See accompanying notes to financial statements.
BHFTII-408

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 05/01/50	144,152	$130,745
3.000%, 03/01/52	451,835	401,180
3.000%, 04/01/52	665,224	590,643
3.000%, 08/01/52	5,091,270	4,589,119
3.008%, 1Y RFUCCT + 1.627%, 11/01/48 (d)	2,446,768	2,443,353
3.089%, 1Y RFUCCT + 1.621%, 02/01/50 (d)	1,165,183	1,185,011
3.452%, 5Y H15 + 1.288%, 03/01/47 (d)	183,145	179,473
3.500%, 04/01/33	940,501	931,287
3.500%, 01/01/38	950,231	917,838
3.500%, 10/01/42	307,921	292,450
3.500%, 02/01/44	119,684	113,668
3.500%, 06/01/46	190,550	180,765
3.500%, 03/01/47	151,465	143,150
3.500%, 07/01/47	3,201,411	3,010,944
3.500%, 04/01/52	1,322,934	1,237,744
4.000%, 04/01/43	431,436	420,569
4.000%, 07/01/43	1,098,307	1,074,264
4.000%, 08/01/43	919,587	897,968
4.000%, 07/01/50	335,226	324,773
4.500%, 06/01/38	306,877	307,475
4.500%, 04/01/47	212,926	210,598
4.500%, 05/01/47	231,773	230,473
4.500%, 06/01/47	292,076	291,391
4.500%, 04/01/49	175,817	174,759
4.500%, 06/01/52	3,301,598	3,248,668
4.500%, 05/01/53	1,154,162	1,140,287
4.500%, 07/01/53	3,631,707	3,598,472
4.600%, 03/01/35	3,100,000	3,091,962
5.000%, 08/01/33	5,511	5,564
5.000%, 06/01/41	793,185	810,010
5.000%, 04/01/44	15,628	15,926
5.000%, 07/01/52	1,456,037	1,458,746
5.000%, 09/01/52	227,942	228,646
5.000%, 10/01/52	3,055,843	3,082,670
5.000%, 12/01/52	295,235	295,324
5.000%, 01/01/53	845,578	850,832
5.000%, 03/01/53	467,112	470,273
5.000%, 04/01/53	641,799	644,177
5.000%, 05/01/53	948,986	956,553
5.002%, 1Y RFUCCT + 1.618%, 11/01/47 (d)	585,691	603,663
5.500%, 04/01/53	741,243	754,506
5.500%, 07/01/53	304,352	310,340
5.500%, 08/01/53	2,470,486	2,521,582
5.500%, 09/01/53	403,948	412,530
5.500%, 11/01/53	2,069,297	2,107,434
5.500%, 04/01/54	336,005	345,139
6.000%, 07/01/41	151,723	158,164
6.000%, 07/01/53	150,952	157,301
6.000%, 09/01/53	769,512	799,412
6.000%, 04/01/54	1,689,886	1,752,823
6.000%, 05/01/54	904,514	939,868
6.000%, 06/01/54	831,758	855,492
6.000%, 07/01/54	558,096	580,480
6.000%, 02/01/55	423,582	436,858
6.500%, 09/01/39	61,234	64,689
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 07/01/53	146,397	$154,563
8.000%, 09/01/30	401	419
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.340%, 12/25/28 (c) (d)	58,032,841	565,124
0.480%, 01/25/34 (c) (d)	51,851,125	1,440,979
0.505%, 01/25/29 (c) (d)	82,396,685	1,185,664
0.722%, 09/25/27 (c) (d)	16,226,672	163,039
0.868%, 11/25/30 (c) (d)	75,367,352	2,638,317
Federal National Mortgage Association
1.500%, 04/01/41	338,079	288,014
1.500%, 11/01/41	2,974,771	2,508,521
1.500%, 03/01/42	1,282,835	1,081,764
2.000%, 08/01/40	54,127	47,801
2.000%, 10/01/40	1,548,010	1,356,553
2.000%, 11/01/41	3,276,106	2,811,017
2.000%, 12/01/41	426,645	370,832
2.000%, 02/01/42	2,951,342	2,563,392
2.000%, 04/01/42	1,055,861	916,416
2.000%, 05/01/42	1,568,793	1,361,086
2.000%, 06/01/42	3,108,621	2,699,997
2.000%, 08/01/42	1,236,112	1,074,466
2.000%, 06/01/50	4,589,873	3,751,959
2.000%, 08/01/50	102,847	84,931
2.000%, 09/01/50	52,394	43,391
2.000%, 01/01/51	5,020,973	4,144,092
2.000%, 02/01/51	1,288,701	1,059,672
2.000%, 03/01/51	4,740,059	3,910,374
2.000%, 04/01/51	258,378	212,896
2.000%, 08/01/51	816,697	669,402
2.000%, 10/01/51	1,625,394	1,340,800
2.000%, 02/01/52	814,069	668,439
2.000%, 03/01/52	2,154,581	1,777,530
2.500%, 10/01/40	2,258,212	2,042,338
2.500%, 03/01/41	365,182	328,962
2.500%, 04/01/41	441,708	397,672
2.500%, 05/01/41	1,469,946	1,328,313
2.500%, 03/01/42	2,346,257	2,106,639
2.500%, 04/01/42	219,927	194,803
2.500%, 05/01/42	149,442	134,036
2.500%, 06/01/50	349,863	301,264
2.500%, 10/01/50	1,270,908	1,083,790
2.500%, 11/01/50	337,920	291,640
2.500%, 12/01/50	116,653	100,711
2.500%, 01/01/51	257,593	222,171
2.500%, 02/01/51	148,521	128,233
2.500%, 03/01/51	307,364	265,848
2.500%, 04/01/51	494,510	428,168
2.500%, 05/01/51	1,319,283	1,118,987
2.500%, 06/01/51	2,105,433	1,820,645
2.500%, 07/01/51	2,027,723	1,755,882
2.500%, 08/01/51	675,487	583,545
2.500%, 09/01/51	1,815,897	1,570,957
2.500%, 10/01/51	2,691,749	2,320,906
2.500%, 11/01/51	1,163,514	1,006,626
See accompanying notes to financial statements.
BHFTII-409

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 12/01/51	5,414,851	$4,667,387
2.500%, 01/01/52	2,869,965	2,464,668
2.500%, 02/01/52	2,461,795	2,118,161
2.500%, 03/01/52	2,389,758	2,056,212
2.500%, 04/01/52	302,501	259,628
2.500%, 09/01/61	4,176,152	3,438,663
3.000%, 07/01/35	289,178	276,346
3.000%, 04/01/36	340,648	325,969
3.000%, 08/01/36	3,892,627	3,714,018
3.000%, 10/01/36	1,557,150	1,483,575
3.000%, 12/01/36	1,294,357	1,234,442
3.000%, 12/01/37	293,015	276,811
3.000%, 06/01/38	394,131	375,488
3.000%, 09/01/42	822,028	760,520
3.000%, 06/01/43	133,940	123,339
3.000%, 07/01/43	321,605	296,150
3.000%, 10/01/43	299,017	275,318
3.000%, 01/01/45	268,812	247,724
3.000%, 08/01/46	287,676	261,518
3.000%, 09/01/46	211,657	192,258
3.000%, 02/01/47	63,068	58,261
3.000%, 08/01/47	31,034	28,333
3.000%, 11/01/48	2,889,622	2,625,717
3.000%, 01/01/50	74,485	67,548
3.000%, 02/01/50	8,619,354	7,819,079
3.000%, 03/01/50	4,520,951	4,086,958
3.000%, 08/01/50	277,377	248,765
3.000%, 11/01/50	381,714	343,833
3.000%, 06/01/51	293,638	265,648
3.000%, 08/01/51	1,439,691	1,301,846
3.000%, 09/01/51	256,298	230,165
3.000%, 11/01/51	328,138	296,463
3.000%, 12/01/51	531,395	478,960
3.000%, 01/01/52	1,146,451	1,034,739
3.000%, 03/01/52	3,318,327	2,999,181
3.000%, 05/01/52	240,289	212,957
3.000%, 06/01/52	4,962,521	4,448,949
3.500%, 02/01/37	105,329	102,174
3.500%, 12/01/37	113,560	109,062
3.500%, 08/01/39	109,514	106,060
3.500%, 02/01/40	445,452	427,923
3.500%, 06/01/42	1,868,851	1,799,901
3.500%, 08/01/42	2,040,441	1,937,929
3.500%, 09/01/42	149,941	142,408
3.500%, 10/01/42	1,070,954	1,017,146
3.500%, 12/01/42	115,252	109,960
3.500%, 03/01/43	761,243	726,989
3.500%, 12/01/46	1,243,907	1,184,370
3.500%, 03/01/47	109,118	102,869
3.500%, 11/01/48	316,345	299,834
3.500%, 06/01/49	7,823,907	7,367,494
3.500%, 03/01/50	118,853	111,464
3.500%, 01/01/52	621,439	582,194
3.500%, 03/01/52	1,039,339	972,409
3.500%, 05/01/52	2,518,306	2,361,802
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 02/01/40	256,968	$252,955
4.000%, 06/01/42	1,587,301	1,554,032
4.000%, 07/01/42	519,996	508,719
4.000%, 10/01/42	585,510	570,094
4.000%, 11/01/42	384,559	374,435
4.000%, 05/01/43	4,118,675	4,028,936
4.000%, 07/01/43	14,522	14,140
4.000%, 08/01/43	349,127	339,934
4.000%, 10/01/43	2,225,578	2,174,304
4.000%, 05/01/48	2,594,085	2,507,125
4.000%, 10/01/48	176,338	169,641
4.230%, 10/01/32	100,000	98,685
4.350%, 10/01/34	1,700,000	1,684,148
4.360%, 12/01/35	2,000,000	1,959,540
4.500%, 11/01/31	102,874	103,769
4.500%, 12/01/31	140,656	141,779
4.500%, 10/01/44	406,522	408,816
4.500%, 01/01/45	30,955	31,046
4.500%, 06/01/47	131,618	130,866
4.500%, 07/01/47	468,286	465,109
4.500%, 08/01/47	37,262	37,213
4.500%, 06/01/48	164,395	163,859
4.500%, 07/01/48	353,810	351,409
4.500%, 08/01/48	596,799	592,627
4.500%, 11/01/48	300,644	298,542
4.500%, 02/01/49	129,876	128,781
4.500%, 08/01/49	133,318	132,413
4.500%, 09/01/49	1,559,474	1,548,894
4.500%, 11/01/49	462,129	461,088
4.500%, 04/01/50	84,926	83,404
4.500%, 07/01/52	1,079,510	1,064,991
4.500%, 09/01/53	975,881	969,749
4.500%, 08/01/58	606,442	592,194
4.500%, 01/01/59	1,271,917	1,238,492
5.000%, 01/01/39	2,391	2,459
5.000%, 12/01/39	3,795	3,902
5.000%, 05/01/40	11,909	12,236
5.000%, 07/01/40	8,192	8,424
5.000%, 11/01/40	193,410	198,893
5.000%, 01/01/41	13,190	13,351
5.000%, 02/01/41	15,168	15,537
5.000%, 04/01/41	21,481	22,026
5.000%, 05/01/41	481,790	495,454
5.000%, 06/01/41	34,090	34,959
5.000%, 12/01/47	913,284	939,132
5.000%, 06/01/52	349,581	352,671
5.000%, 07/01/52	1,056,041	1,071,921
5.000%, 10/01/52	487,419	488,452
5.000%, 11/01/52	503,329	505,817
5.000%, 01/01/53	405,569	406,121
5.000%, 02/01/53	74,447	74,607
5.000%, 06/01/53	671,223	676,738
5.000%, 07/01/53	612,794	621,576
5.500%, 08/01/52	132,743	134,884
5.500%, 10/01/52	132,542	134,921
See accompanying notes to financial statements.
BHFTII-410

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 11/01/52	1,631,315	$1,666,495
5.500%, 07/01/53	1,117,107	1,146,111
5.500%, 08/01/53	839,171	856,798
5.500%, 06/01/54	348,861	356,342
6.000%, 07/01/41	128,899	136,254
6.000%, 12/01/52	942,089	969,660
6.000%, 03/01/53	619,439	644,490
6.000%, 06/01/53	4,360,830	4,536,736
6.000%, 07/01/53	203,775	211,113
6.000%, 11/01/53	481,095	499,728
6.000%, 03/01/54	1,573,971	1,624,377
6.000%, 05/01/54	1,241,390	1,275,542
6.500%, 03/01/26	22	22
6.500%, 04/01/29	9,371	9,722
6.500%, 05/01/32	1,818	1,872
6.500%, 03/01/54	318,615	332,450
6.500%, 04/01/54	1,755,357	1,830,873
7.000%, 11/01/37	11,028	11,580
7.000%, 12/01/37	5,036	5,300
7.000%, 02/01/38	1,918	2,014
7.000%, 11/01/38	23,532	24,762
8.000%, 05/01/28	115	117
8.000%, 07/01/32	481	495
Government National Mortgage Association
2.000%, 08/20/50	103,404	85,701
2.000%, 02/20/51	6,772,107	5,540,076
2.000%, 03/20/51	2,751,640	2,243,600
2.000%, 04/20/51	1,573,181	1,281,733
2.500%, 10/20/49	304,242	264,082
2.500%, 04/20/51	3,309,380	2,856,267
2.500%, 06/20/51	69,148	59,293
2.500%, 08/20/51	66,981	57,538
2.500%, 10/20/51	274,486	235,638
2.500%, 12/20/51	139,367	119,615
2.500%, 08/20/52	4,197,933	3,638,917
3.000%, 09/15/42	239,379	220,265
3.000%, 10/15/42	1,273,857	1,170,239
3.000%, 11/15/42	467,346	423,968
3.000%, 11/20/46	129,977	118,556
3.000%, 09/20/47	41,034	37,319
3.000%, 11/20/47	86,839	79,071
3.000%, 12/20/47	549,722	500,386
3.000%, 01/20/50	523,685	463,664
3.000%, 06/20/51	892,517	793,255
3.000%, 11/20/51	622,128	552,636
3.000%, 01/20/52	83,251	74,012
3.000%, 02/20/52	2,015,265	1,797,798
3.000%, 03/20/52	1,467,180	1,311,846
3.000%, 04/20/52	1,716,336	1,536,150
3.500%, 06/20/44	493,369	460,081
3.500%, 03/20/45	39,108	36,469
3.500%, 01/20/46	103,624	96,542
3.500%, 03/20/46	545,343	508,071
3.500%, 04/20/46	287,178	267,550
3.500%, 05/20/46	132,923	123,838
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 06/20/46	228,085	$212,448
3.500%, 07/20/46	137,364	127,083
3.500%, 09/20/46	12,543	11,678
3.500%, 05/20/47	1,821,684	1,692,994
3.500%, 02/20/48	812,468	744,902
3.500%, 06/15/48	1,558,255	1,456,733
3.500%, 09/20/48	343,922	318,721
3.500%, 02/20/49	10,855	10,037
3.500%, 10/20/49	80,918	73,683
3.500%, 01/20/50	731,365	653,793
3.500%, 02/20/50	127,648	116,238
3.500%, 05/15/50	252,154	230,547
3.500%, 07/20/50	133,624	123,167
3.500%, 02/20/52	1,225,836	1,124,856
3.500%, 03/20/52	418,293	374,679
3.500%, 06/20/52	357,693	321,279
4.000%, 09/20/45	97,885	94,149
4.000%, 11/20/45	2,206,033	2,109,857
4.000%, 08/20/46	1,484,963	1,433,218
4.000%, 06/20/47	648,725	625,243
4.000%, 07/20/47	109,307	105,538
4.000%, 11/20/47	309,849	298,354
4.000%, 12/20/47	121,771	117,231
4.000%, 02/20/48	122,397	117,811
4.000%, 03/20/48	874,008	841,099
4.000%, 04/20/48	106,264	101,962
4.000%, 05/20/48	88,443	85,256
4.000%, 08/20/48	1,217,944	1,169,555
4.000%, 09/20/48	337,110	324,060
4.000%, 03/20/49	185,270	177,565
4.000%, 04/20/49	160,041	153,290
4.000%, 11/20/49	52,753	50,314
4.000%, 01/20/50	87,254	81,606
4.000%, 02/20/50	78,830	75,188
4.000%, 03/15/50	25,227	24,057
4.000%, 03/20/50	56,525	53,914
4.000%, 04/20/50	303,135	287,677
4.000%, 06/20/52	537,247	510,318
4.500%, 01/20/40	147,299	148,363
4.500%, 05/20/40	183,816	185,143
4.500%, 09/20/40	4,044	4,071
4.500%, 01/20/41	34,047	34,286
4.500%, 07/20/41	229,842	231,385
4.500%, 08/20/47	217,747	216,532
4.500%, 04/20/48	312,431	310,269
4.500%, 05/20/48	583,338	577,457
4.500%, 06/20/48	582,289	577,347
4.500%, 07/20/48	43,234	42,878
4.500%, 08/20/48	1,466,829	1,455,209
4.500%, 09/20/48	127,597	126,531
4.500%, 10/20/48	306,319	303,624
4.500%, 12/20/48	141,072	139,769
4.500%, 01/20/49	1,195,729	1,185,120
4.500%, 02/20/49	436,257	432,140
4.500%, 03/20/49	1,133,138	1,122,443
See accompanying notes to financial statements.
BHFTII-411

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 04/20/49	141,813	$141,018
4.500%, 02/20/50	192,423	190,479
4.500%, 03/20/50	122,255	120,875
4.500%, 12/20/50	185,529	183,406
4.500%, 08/20/52	777,086	759,651
4.500%, 09/20/52	947,799	927,110
5.000%, 07/20/40	143,551	147,703
5.000%, 05/20/48	94,143	95,715
5.000%, 10/20/48	495,780	504,695
5.000%, 11/20/48	269,156	273,485
5.000%, 03/20/49	58,638	59,534
5.000%, 04/20/49	51,036	51,931
5.000%, 09/20/49	84,782	86,199
5.000%, 11/20/49	129,949	132,120
5.000%, 12/20/49	86,259	87,700
5.000%, 01/20/50	223,746	227,477
5.000%, 04/20/50	48,168	48,971
5.000%, 09/20/52	375,387	377,262
5.000%, 01/20/53	672,397	676,181
5.000%, 08/20/53	2,037,046	2,045,462
5.500%, 06/15/36	100,647	105,147
5.500%, 11/20/52	1,228,183	1,251,568
5.500%, 02/20/53	1,220,367	1,236,051
5.500%, 03/20/53	1,947,397	1,980,806
5.500%, 04/20/53	2,427,430	2,466,509
5.500%, 05/20/53	844,312	861,394
5.500%, 07/20/53	561,042	571,632
5.500%, 08/20/53	3,043,451	3,106,528
6.000%, 03/15/33	245,810	252,024
6.000%, 11/20/34	371	392
6.000%, 06/20/35	584	612
6.000%, 07/20/36	29,450	31,255
6.000%, 09/20/36	1,425	1,496
6.000%, 07/20/38	86,128	92,065
6.000%, 09/20/38	212,107	226,561
6.000%, 06/20/39	1,054	1,109
6.000%, 05/20/40	16,312	17,118
6.000%, 06/20/40	51,484	54,123
6.000%, 08/20/40	28,968	30,446
6.000%, 09/20/40	73,816	77,696
6.000%, 10/20/40	29,395	30,849
6.000%, 11/20/40	54,742	56,780
6.000%, 01/20/41	29,573	30,412
6.000%, 03/20/41	203,062	213,317
6.000%, 07/20/41	49,102	51,529
6.000%, 12/20/41	24,643	25,938
6.000%, 09/20/53	567,237	587,654
6.000%, 01/20/54	522,278	541,860
6.000%, 02/20/54	1,156,276	1,199,657
6.500%, 08/15/34	49,382	50,683
6.500%, 10/20/37	82,125	89,370
7.500%, 09/15/29	210	213
Government National Mortgage Association REMICS
0.051%, 10/16/54 (c) (d)	9,758,093	8,814
0.165%, 02/16/48 (c) (d)	711,375	2,857
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association REMICS
0.193%, 04/16/54 (c) (d)	5,137,187	$4,143
0.516%, 11/16/56 (c) (d)	6,863,672	185,840
0.542%, 12/16/58 (c) (d)	5,990,939	164,824
0.587%, 09/16/55 (c) (d)	5,555,647	128,013
0.590%, 10/16/58 (c) (d)	9,776,151	308,321
0.618%, 03/16/60 (c) (d)	1,343,476	50,741
0.640%, 02/16/61 (c) (d)	1,295,989	58,483
0.703%, 12/16/59 (c) (d)	25,201,284	1,069,971
0.792%, 05/16/62 (c) (d)	15,816,039	957,079
0.816%, 04/16/61 (c) (d)	4,797,860	288,559
0.833%, 02/16/63 (c) (d)	3,966,968	240,204
0.886%, 06/16/62 (c) (d)	3,501,508	218,623
0.965%, 05/16/62 (c) (d)	4,083,915	271,208
0.971%, 06/16/61 (c) (d)	3,126,808	222,059
0.981%, 07/16/63 (c) (d)	2,861,759	197,359
1.000%, 07/16/60	513,736	362,867
1.112%, 01/16/61 (c) (d)	4,292,505	344,466
1.113%, 06/16/61 (c) (d)	2,800,078	228,050
1.144%, 06/16/61 (c) (d)	5,036,379	410,780
1.169%, 04/16/62 (c) (d)	2,942,468	237,951
1.271%, 09/16/60 (c) (d)	2,697,828	238,060
1.332%, 06/16/63 (c) (d)	2,548,443	234,062
1.433%, 06/16/61 (c) (d)	1,975,979	184,266
1.500%, 06/16/63	2,489,437	1,849,986
1.602%, 09/16/63 (c) (d)	3,244,936	379,534
1.615%, 05/16/60 (c) (d)	4,251,322	469,689
Government National Mortgage Association, TBA
2.500%, TBA (f)	5,300,000	4,570,836
3.000%, TBA (f)	1,000,000	898,398
3.500%, TBA (f)	600,000	545,929
4.500%, TBA (f)	1,700,000	1,655,641
6.000%, TBA (f)	8,500,000	8,655,723
Uniform Mortgage-Backed Security, TBA
4.500%, TBA (f)	8,500,000	8,297,208
5.000%, TBA (f)	5,100,000	5,085,656
5.500%, TBA (f)	18,000,000	18,251,687
6.000%, TBA (f)	15,000,000	15,400,912
		438,162,468
Total Agency Sponsored Mortgage-Backed Securities (Cost $521,723,139)		492,150,109

Non-Agency Mortgage-Backed Securities—4.5%
Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust
5.920%, 04/25/70 (144A) (g)	1,696,464	1,713,772
Banc of America Mortgage Trust
5.597%, 07/25/35 (d)	6,986	6,655
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (g)	445,006	449,810
CIM Trust
1.425%, 07/25/61 (144A) (d)	1,531,630	1,421,087
5.000%, 05/25/62 (144A) (d)	2,065,629	2,064,293
See accompanying notes to financial statements.
BHFTII-412

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
4.248%, 1M TSFR + 0.514%, 07/20/46 (d)	670,702	$587,364
CSMC Trust
0.830%, 03/25/56 (144A) (d)	462,974	396,385
0.938%, 05/25/66 (144A) (d)	781,763	667,000
1.169%, 03/25/56 (144A) (d)	398,560	344,924
1.756%, 10/25/66 (144A) (d)	452,795	405,725
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (d)	950,000	719,021
GCAT Trust
6.500%, 09/25/54 (144A) (d)	370,992	380,726
GMACM Mortgage Loan Trust
3.693%, 11/19/35 (d)	65,369	53,417
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	993,341	979,682
4.000%, 05/25/62 (144A) (d)	585,599	548,097
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (d)	320,381	290,321
Legacy Mortgage Asset Trust
5.750%, 07/25/61 (144A) (g)	712,448	712,491
6.250%, 07/25/67 (144A) (g)	549,621	550,062
MASTR Adjustable Rate Mortgages Trust
3.755%, 02/25/34 (d)	88,381	79,357
MASTR Reperforming Loan Trust
3.872%, 05/25/35 (144A) (d)	1,628,420	702,894
Morgan Stanley Mortgage Loan Trust
3.550%, 07/25/35 (d)	43,199	38,618
3.986%, 1M TSFR + 0.254%, 06/25/36 (d)	394,095	69,951
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	1,749,119	1,795,102
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (d)	378,309	341,882
2.750%, 07/25/59 (144A) (d)	718,386	696,433
3.250%, 09/25/56 (144A) (d)	754,786	718,267
4.000%, 02/25/57 (144A) (d)	605,340	591,387
4.000%, 05/25/57 (144A) (d)	971,446	941,281
OBX Trust
1.054%, 07/25/61 (144A) (d)	516,698	425,230
5.755%, 02/25/55 (144A) (g)	2,239,886	2,252,059
5.949%, 02/25/63 (144A) (g)	432,288	432,200
PRKCM Trust
1.510%, 08/25/56 (144A) (d)	1,183,685	1,006,086
2.071%, 11/25/56 (144A) (d)	656,247	587,932
6.431%, 05/25/59 (144A) (g)	560,398	567,383
Reperforming Loan Trust REMICS
4.266%, 1M TSFR + 0.534%, 07/25/36 (144A) (d)	103,698	98,272
SACO I Trust
4.268%, 06/25/21 (144A) (d)	1,004	735
Structured Asset Mortgage Investments II Trust
4.206%, 1M TSFR + 0.474%, 07/25/46 (d)	63,134	55,494
Structured Asset Securities Corp.
4.196%, 1M TSFR + 0.464%, 04/25/35 (144A) (d)	966,053	879,088
4.476%, 06/25/35 (144A) (d)	33,364	30,285
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (d)	571,440	524,117
3.000%, 04/25/60 (144A) (d)	940,000	744,545
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
5.238%, 07/25/67 (144A) (g)	970,000	$971,904
6.845%, 04/25/69 (144A) (g)	430,655	435,681
		27,277,015
Commercial Mortgage-Backed Securities — 2.3%
Bank
2.470%, 09/15/64	2,770,000	2,477,843
2.643%, 04/15/54 (d)	860,000	786,415
3.538%, 11/15/54	1,564,885	1,544,486
Bank5
5.779%, 04/15/56	415,370	424,424
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,821,441
BLP Commercial Mortgage Trust
5.442%, 1M TSFR + 1.692%, 03/15/40 (144A) (d)	4,207,681	4,212,876
BX Trust
4.600%, 1M TSFR + 0.850%, 01/15/39 (144A) (d)	3,000,000	2,998,177
4.666%, 1M TSFR + 0.914%, 02/15/36 (144A) (d)	585,199	584,724
Citigroup Commercial Mortgage Trust
5.820%, 10/12/40 (144A) (d)	1,520,000	1,566,442
Extended Stay America Trust
5.050%, 1M TSFR + 1.300%, 10/15/42 (144A) (d)	1,200,000	1,201,874
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,215,592
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,111,619
MTN Commercial Mortgage Trust
5.157%, 1M TSFR + 1.397%, 03/15/39 (144A) (d)	2,980,000	2,978,145
		27,924,058
Total Non-Agency Mortgage-Backed Securities (Cost $56,484,007)		55,201,073

Foreign Government—3.4%
Sovereign — 3.4%
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,379,821
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,897,583
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,251,204
Mexico Government International Bonds
5.850%, 07/02/32	12,000,000	12,328,920
Peru Government International Bonds
6.550%, 03/14/37	320,000	353,632
Republic of Poland Government International Bonds
3.250%, 04/06/26 (b)	5,010,000	5,000,691
Total Foreign Government (Cost $41,699,747)		42,211,851

See accompanying notes to financial statements.
BHFTII-413

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Corporate Bonds & Notes—0.8%
Security Description	Principal Amount*	Value

Chemicals — 0.1%
EQUATE Petrochemical Co. KSC
4.250%, 11/03/26 (144A)	1,540,000	$1,536,635
Electric — 0.7%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,056,004
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,096,764
		8,152,768
Total Corporate Bonds & Notes (Cost $9,543,165)		9,689,403

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
4.066%, 1M TSFR + 0.334%, 02/25/36 (144A) (d) (Cost $1,962,546)	4,521,265	78,649

Short-Term Investments—1.1%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 12/31/25 at 2.500%, due on 01/02/26, with a maturity value of $14,157,299; collateralized by U.S. Treasury Note at 4.500%, maturing 05/15/27, with a market value of $14,438,581	14,155,333	14,155,333
Total Short-Term Investments (Cost $14,155,333)		14,155,333
Total Investments—104.6% (Cost $1,335,343,512)		1,294,311,940
Other assets and liabilities (net)—(4.6)%		(57,170,814)
Net Assets—100.0%		$1,237,141,126

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)
All or a portion of the security was held on loan. As of December 31, 2025, the market value of securities loaned was $99,699,922 and the collateral received consisted of non-cash collateral with a value of $103,181,562. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at December 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of 144A securities was
$56,132,950, which is 4.5% of net assets.

Securities in the amount of $9,322 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the year ended ended December 31, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,339,297,904	$18,717,201	$2 ,468,913,633	$83,914,991
See accompanying notes to financial statements.
BHFTII-414

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Purchases and sales of mortgage dollar rolls and TBA transactions for the year ended December 31, 2025 were as follows:
Purchases	Sales
$1,661,663,757	$1,683,403,427
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	03/31/26	562	USD	61,429,235	$58,856
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at December 31, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$58,856

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the year ended December 31, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(552,271)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$15,417
For the year ended December 31, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$20,144,214
Futures contracts short	(7,596,406)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTII-415

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of December 31, 2025
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of December 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$680,825,522	$—	$680,825,522
Total Agency Sponsored Mortgage-Backed Securities*	—	492,150,109	—	492,150,109
Total Non-Agency Mortgage-Backed Securities*	—	55,201,073	—	55,201,073
Total Foreign Government*	—	42,211,851	—	42,211,851
Total Corporate Bonds & Notes*	—	9,689,403	—	9,689,403
Total Asset-Backed Securities*	—	78,649	—	78,649
Total Short-Term Investments*	—	14,155,333	—	14,155,333
Total Investments	$—	$1,294,311,940	$—	$1,294,311,940
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$58,856	$—	$—	$58,856

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-416

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments at value (a) (b)	$1,294,311,940
Cash	2,577
Cash collateral for futures contracts	733,083
Receivable for:
TBA securities sold	32,528,658
Fund shares sold	177,200
Principal paydowns	44,832
Interest	6,714,291
Prepaid expenses	4,526
Total Assets	1,334,517,107
Liabilities
Payable for:
TBA securities purchased	95,772,965
Fund shares redeemed	327,613
Variation margin on futures contracts	65,857
Accrued Expenses:
Management fees	491,273
Distribution and service fees	60,193
Deferred trustees’ fees	240,632
Other expenses	417,448
Total Liabilities	97,375,981
Net Assets	$1,237,141,126
Net Assets Consist of:
Paid in surplus	$1,465,484,368
Distributable earnings (Accumulated losses)	(228,343,242)
Net Assets	$1,237,141,126
Net Assets
Class A	$951,113,363
Class B	275,533,507
Class E	10,494,256
Capital Shares Outstanding*
Class A	88,577,404
Class B	25,785,464
Class E	980,107
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.74
Class B	10.69
Class E	10.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,335,343,512.
(b)	Includes securities loaned at value of $99,699,922.
Statement of Operations

Year Ended December 31, 2025
Investment Income
Interest	$51,498,068
Securities lending income	11,380
Total investment income	51,509,448
Expenses
Management fees	6,204,124
Administration fees	78,751
Custodian and accounting fees	130,776
Distribution and service fees—Class B	707,622
Distribution and service fees—Class E	16,717
Audit and tax services	77,089
Legal	48,492
Trustees’ fees and expenses	62,093
Shareholder reporting	61,011
Insurance	11,344
Miscellaneous	24,159
Total expenses	7,422,178
Less management fee waiver	(298,591)
Net expenses	7,123,587
Net Investment Income	44,385,861
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,140,878)
Futures contracts	(552,271)
Net realized gain (loss)	(2,693,149)
Net change in unrealized appreciation (depreciation) on:
Investments	44,498,982
Futures contracts	15,417
Net change in unrealized appreciation (depreciation)	44,514,399
Net realized and unrealized gain (loss)	41,821,250
Net Increase (Decrease) in Net Assets From Operations	$86,207,111
See accompanying notes to financial statements.
BHFTII-417

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$44,385,861	$46,012,849
Net realized gain (loss)	(2,693,149)	(8,873,956)
Net change in unrealized appreciation (depreciation)	44,514,399	(5,303,747)
Increase (decrease) in net assets from operations	86,207,111	31,835,146
From Distributions to Shareholders
Class A	(39,746,284)	(33,324,740)
Class B	(10,658,052)	(8,311,675)
Class E	(441,219)	(363,412)
Total distributions	(50,845,555)	(41,999,827)
Increase (decrease) in net assets from capital share transactions	(104,447,215)	(104,874,557)
Total increase (decrease) in net assets	(69,085,659)	(115,039,238)
Net Assets
Beginning of period	1,306,226,785	1,421,266,023
End of period	$1,237,141,126	$1,306,226,785

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,210,745	$23,531,296	2,314,713	$24,227,939
Reinvestments	3,855,120	39,746,284	3,251,194	33,324,740
Redemptions	(13,372,643)	(141,905,529)	(14,851,704)	(155,507,859)
Net increase (decrease)	(7,306,778)	$(78,627,949)	(9,285,797)	$(97,955,180)
Class B
Sales	2,514,464	$26,456,456	3,650,051	$38,112,409
Reinvestments	1,037,785	10,658,052	814,072	8,311,675
Redemptions	(5,811,974)	(61,464,926)	(4,973,990)	(51,801,266)
Net increase (decrease)	(2,259,725)	$(24,350,418)	(509,867)	$(5,377,182)
Class E
Sales	43,926	$464,602	145,995	$1,523,034
Reinvestments	42,878	441,219	35,524	363,412
Redemptions	(224,559)	(2,374,669)	(328,610)	(3,428,641)
Net increase (decrease)	(137,755)	$(1,468,848)	(147,091)	$(1,542,195)
Increase (decrease) derived from capital shares transactions		$(104,447,215)		$(104,874,557)
See accompanying notes to financial statements.
BHFTII-418

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.46	$10.54	$10.29	$11.58	$12.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.35	0.27	0.16	0.10
Net realized and unrealized gain (loss)	0.34	(0.11)	0.22	(1.20)	(0.28)
Total income (loss) from investment operations	0.72	0.24	0.49	(1.04)	(0.18)
Less Distributions
Distributions from net investment income	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)
Total distributions	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)
Net Asset Value, End of Period	$10.74	$10.46	$10.54	$10.29	$11.58
Total Return (%) (b)	7.07	2.34	4.87	(9.01)	(1.52)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	0.52	0.52	0.51	0.50
Net ratio of expenses to average net assets (%) (c)	0.50	0.50	0.50	0.49	0.48
Ratio of net investment income (loss) to average net assets (%)	3.56	3.34	2.61	1.48	0.83
Portfolio turnover rate (%)	185 (d)	161 (d)	86 (d)	103 (d)	167 (d)
Net assets, end of period (in millions)	$951.1	$1,002.7	$1,108.4	$1,150.8	$1,525.0

	Class B
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.41	$10.49	$10.24	$11.51	$12.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35	0.32	0.24	0.13	0.07
Net realized and unrealized gain (loss)	0.34	(0.11)	0.22	(1.18)	(0.28)
Total income (loss) from investment operations	0.69	0.21	0.46	(1.05)	(0.21)
Less Distributions
Distributions from net investment income	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)
Total distributions	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)
Net Asset Value, End of Period	$10.69	$10.41	$10.49	$10.24	$11.51
Total Return (%) (b)	6.81	2.09	4.59	(9.17)	(1.77)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	0.77	0.77	0.76	0.75
Net ratio of expenses to average net assets (%) (c)	0.75	0.75	0.75	0.74	0.73
Ratio of net investment income (loss) to average net assets (%)	3.31	3.09	2.36	1.24	0.58
Portfolio turnover rate (%)	185 (d)	161 (d)	86 (d)	103 (d)	167 (d)
Net assets, end of period (in millions)	$275.5	$291.8	$299.5	$295.4	$384.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-419

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class E
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.43	$10.51	$10.26	$11.54	$12.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.33	0.25	0.14	0.08
Net realized and unrealized gain (loss)	0.34	(0.11)	0.23	(1.19)	(0.27)
Total income (loss) from investment operations	0.70	0.22	0.48	(1.05)	(0.19)
Less Distributions
Distributions from net investment income	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)
Total distributions	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)
Net Asset Value, End of Period	$10.71	$10.43	$10.51	$10.26	$11.54
Total Return (%) (b)	6.91	2.18	4.70	(9.12)	(1.60)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	0.67	0.67	0.66	0.65
Net ratio of expenses to average net assets (%) (c)	0.65	0.65	0.65	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	3.41	3.19	2.46	1.34	0.69
Portfolio turnover rate (%)	185 (d)	161 (d)	86 (d)	103 (d)	167 (d)
Net assets, end of period (in millions)	$10.5	$11.7	$13.3	$14.2	$17.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(d)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 58%, 36%, 39%, 43% and 70% for the years ended December 31, 2025,
2024, 2023, 2022 and 2021, respectively.

See accompanying notes to financial statements.
BHFTII-420

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025
1.
Organization
Brighthouse Funds Trust II (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers twenty-nine series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust and each of which is diversified. The MetLife Stock Index Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index is diversified. The MetLife Stock Index Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 5). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
On November 6, 2025, Brighthouse Financial, Inc. ("Brighthouse Financial") and affiliates of Aquarian Capital LLC (“Aquarian”), a diversified global holding company with a strategic portfolio of insurance and asset management solutions, providing investment opportunities to millions of people, entered into a definitive agreement under which Aquarian will, directly or indirectly through one or more subsidiaries, acquire Brighthouse Financial in an all cash transaction (the “Transaction”). On February 12, 2026, Brighthouse Financial's common stockholders approved the merger agreement. The Transaction is expected to close in 2026 and is subject to customary closing conditions, including antitrust clearance and the receipt of insurance regulatory approvals. The Adviser's continued service as investment adviser to the Trust following the Transaction is expected to be the subject of a proxy statement that is expected to be filed with the Securities and Exchange Commission and mailed to shareholders of the Portfolios in 2026.
Each Portfolio has registered and offers various classes of shares as shown in the respective Portfolio’s Statement of Assets and Liabilities. Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below lists each Portfolio offered and the Portfolio’s subadviser, if applicable, as of December 31, 2025.
Portfolio	Subadviser
Baillie Gifford International Stock Portfolio	Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	N/A
Brighthouse Asset Allocation 40 Portfolio	N/A
Brighthouse Asset Allocation 60 Portfolio	N/A
Brighthouse Asset Allocation 80 Portfolio	N/A
Brighthouse/Artisan Mid Cap Value Portfolio	Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio	Dimensional Fund Advisors LP
Brighthouse/Wellington Balanced Portfolio	Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	MetLife Investment Management, LLC
MetLife Mid Cap Stock Index Portfolio	MetLife Investment Management, LLC
MetLife MSCI EAFE® Index Portfolio	MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio	MetLife Investment Management, LLC
MetLife Stock Index Portfolio	MetLife Investment Management, LLC
MFS® Total Return Portfolio	Massachusetts Financial Services Company
MFS® Value Portfolio	Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio	Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio	Western Asset Management Company, LLC
Western Asset Management U.S. Government Portfolio	Western Asset Management Company, LLC
BHFTII-421

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
The Brighthouse Asset Allocation 20, 40, 60 and 80 Portfolios (the “Asset Allocation Portfolios”) operate under a “fund of funds” structure, investing substantially all of their assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
2.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to December 31, 2025, through the date the financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign
BHFTII-422

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on
BHFTII-423

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In  consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended December 31, 2025, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
Baillie Gifford International Stock Portfolio	$241,742
Brighthouse/Dimensional International Small Company Portfolio	126,316
MetLife MSCI EAFE Index Portfolio	35,050
VanEck Global Natural Resources Portfolio	17,863
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of December 31, 2025, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At December 31, 2025, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
BlackRock Bond Income Portfolio	$95,676
Brighthouse/Wellington Balanced Portfolio	126,347
Jennison Growth Portfolio	560
MetLife Russell 2000 Index Portfolio	185,638
MFS® Total Return Portfolio	1,078
VanEck Global Natural Resources Portfolio	112,872
Western Asset Management Strategic Bond Opportunities Portfolio	622,094
BHFTII-424

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at December 31, 2025. None of the Portfolios had significant average overdraft advances during the year ended December 31, 2025.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower at any point in time, up to the maturity date of the issue. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Unfunded loan commitments are marked-to-market daily, and losses may arise due to changes in the value of these commitments. Open unfunded loan commitments, if any, are disclosed below and in the Portfolio's Schedule of Investments and any unrealized appreciation (depreciation) is included in the Portfolio's Statement of Assets & Liabilities and Statement of Operations. At December 31, 2025 the Portfolios had sufficient cash and/or securities to cover these commitments.
Portfolio	Security Description	Commitment Amount	Value
BlackRock Bond Income Portfolio	Coreweave Compute Acquisition Co. IV LLC 2025 5th Amendment Delayed Draw Term Loan	$94,855	$90,586
	Peninsula Pacific Entertainment LLC 2025 Delayed Draw Term Loan	113,621	114,331
	Total	$208,476	$204,917
Western Asset Management Strategic Bond Opportunities Portfolio	GC Ferry Acquisition I, Inc. Delayed Draw Term Loan	$463,750	$463,576
	Peninsula Pacific Entertainment LLC 2025 Delayed Draw Term Loan	777,934	782,796
	Pye-Barker Fire & Safety LLC 2025 Delayed Draw Term Loan	271,700	273,695
	Total	$1,513,384	$1,520,067
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured
BHFTII-425

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
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Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Secured Borrowing Transactions -Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
BHFTII-427

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments and the valuation techniques are described in this Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the year ended December 31, 2025 is reflected as securities lending income on the Portfolio’s Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at December 31, 2025 are disclosed in the Portfolio’s footnotes to the Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at December 31, 2025.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
3.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio’s Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio’s Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Portfolio’s Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that
BHFTII-428

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
BHFTII-429

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps: Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
BHFTII-430

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2025, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the
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underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
4.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations; rapid technological developments, such as artificial intelligence, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events, including trade policy changes or disputes, within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally.
Natural Resource Risk:  The VanEck Global Natural Resources Portfolio may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. Since the VanEck Global Natural Resources Portfolio may concentrate its investments, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Portfolio invests. Furthermore, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Credit and Counterparty Risk:  A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve
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certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
5.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For
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providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the year ended December 31, 2025	% per Annum	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$11,002,069	0.860%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
BlackRock Bond Income Portfolio	9,152,834	0.400%	Of the first $1 billion
		0.350%	Of the next $1 billion
		0.300%	Of the next $1 billion
		0.250%	On amounts in excess of $3 billion
BlackRock Capital Appreciation Portfolio	12,316,196	0.730%	Of the first $1 billion
		0.650%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	2,696,532	0.350%	Of the first $1 billion
		0.300%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 20 Portfolio	313,735	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 40 Portfolio	1,969,560	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 60 Portfolio	4,768,792	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 80 Portfolio	4,419,736	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	5,371,778	0.820%	Of the first $1 billion
		0.780%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	3,821,817	0.850%	Of the first $100 million
		0.800%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	5,459,784	0.500%	Of the first $500 million
		0.450%	Of the next $500 million
		0.400%	On amounts in excess of $1 billion
Brighthouse/Wellington Core Equity Opportunities Portfolio	20,488,453	0.750%	Of the first $1 billion
		0.700%	On the next $2 billion
		0.650%	On amounts in excess of $3 billion
Frontier Mid Cap Growth Portfolio	7,235,468	0.750%	Of the first $500 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Jennison Growth Portfolio	17,150,715	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.600%	Of the next $1.5 billion
		0.550%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	3,176,877	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	2,949,871	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	8,681,783	0.250%	All Assets
MetLife Mid Cap Stock Index Portfolio	2,936,609	0.250%	All Assets
MetLife MSCI EAFE Index Portfolio	4,356,578	0.300%	All Assets
MetLife Russell 2000 Index Portfolio	2,403,338	0.250%	All Assets
MetLife Stock Index Portfolio	22,336,775	0.250%	All Assets
MFS® Total Return Portfolio	3,340,854	0.600%	Of the first $250 million
		0.550%	Of the next $500 million
		0.500%	On amounts in excess of $750 million
MFS® Value Portfolio	16,189,225	0.700%	Of the first $250 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $750 million
Neuberger Berman Genesis Portfolio	6,778,119	0.850%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
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Portfolio	Fees earned for the the year ended December 31, 2025	% per Annum	Average Daily Net Assets
T. Rowe Price Large Cap Growth Portfolio	$13,290,652	0.650%	Of the first $50 million
		0.600%	On amounts in excess of $50 million
T. Rowe Price Small Cap Growth Portfolio	5,167,705	0.550%	Of the first $100 million
		0.500%	Of the next $300 million
		0.450%	On amounts in excess of $400 million
VanEck Global Natural Resources Portfolio	5,953,102	0.800%	Of the first $250 million
		0.775%	Of the next $750 million
		0.750%	On amounts in excess of $1 billion
Western Asset Management Strategic Bond Opportunities Portfolio	10,969,422	0.650%	Of the first $500 million
		0.550%	On amounts in excess of $500 million
Western Asset Management U.S. Government Portfolio	6,204,124	0.550%	Of the first $500 million
		0.450%	On amounts in excess of $500 million
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the MetLife Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife MSCI EAFE Index, MetLife Russell 2000 Index, and MetLife Stock Index Portfolios, the Adviser has agreed to pay MetLife Investment Management, LLC an investment subadvisory fee for each class of the Portfolios based upon annual rates applied to the respective Portfolios’ average daily net assets as follows:
Portfolio	Fees earned for the year ended December 31, 2025	% per Annum	Average Daily Net Assets
MetLife Aggregate Bond Index Portfolio	$647,271	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	Of the next $1 billion
		0.010%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	267,464	0.030%	On the first $500 million
		0.020%	Of the next $500 million
		0.010%	On amounts in excess of $1 billion
MetLife MSCI EAFE Index Portfolio	540,439	0.050%	On the first $500 million
		0.040%	Of the next $500 million
		0.020%	On amounts in excess of $1 billion
MetLife Russell 2000 Index Portfolio	337,845	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	On amounts in excess of $1 billion
MetLife Stock Index Portfolio	621,735	0.020%	On the first $500 million
		0.015%	Of the next $500 million
		0.010%	Of the next $1 billion
		0.005%	On amounts in excess of $2 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2025 to April 30, 2026, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows in the table below. Except as footnoted, identical contractual fee waivers were in effect during the period prior to May 1, 2025. Amounts waived for the year ended December 31, 2025 are included in the table below and in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations.
Portfolio	Fees waived for the the year ended December 31, 2025	% per Annum Reduction	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$1,545,414	0.080%	$156.25 million to $400 million
		0.180%	$400 million to $500 million
		0.120%	$500 million to $900 million
		0.150%	On amounts in excess of $900 million
BlackRock Bond Income Portfolio	412,264	0.030%	Of the first $1 billion
		0.025%	Of the next $1 billion
		(0.025)%	Of the next $1 billion
		(0.075)%	Of the next $400 million
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Portfolio	Fees waived for the the year ended December 31, 2025	% per Annum Reduction	Average Daily Net Assets
BlackRock Capital Appreciation Portfolio	$2,889,756	0.115%	Of the first $350 million
		0.165%	Of the next $350 million
		0.225%	Of the next $300 million
		0.160%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	192,609	0.025%	Of the first $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	620,604	0.090%	Of the first $500 million
		0.110%	Of the next $500 million
		0.130%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	757,216	0.200%	Of the first $100 million
		0.150%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	0	0.020%	Of the first $500 million
		(0.030)%	Of the next $250 million
		(0.010)%	Of the next $250 million
Brighthouse/Wellington Core Equity Opportunities Portfolio	3,551,544	0.120%	Of the first $500 million
		0.145%	Of the next $500 million
		0.120%	Of the next $2 billion
		0.080%	Of the next $1.5 billion
		0.105%	On amounts in excess of $4.5 billion
Frontier Mid Cap Growth Portfolio	739,413	0.125%	Of the first $500 million
		0.025%	$500 million to $1 billion
		(0.025)%	$1 billion to $1.15 billion
Jennison Growth Portfolio	2,298,286	0.100%	Of the first $200 million
		0.050%	Of the next $800 million
		0.100%	Of the next $1 billion
		0.080%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	295,486	0.130%	Of the first $25 million
		0.080%	Of the next $75 million
		0.050%	Of the next $100 million
		0.100%	Of the next $300 million
		0.050%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	307,764	0.080%	Of the first $100 million
		0.100%	Of the next $400 million
		0.050%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	419,543	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.020%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	42,464	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife MSCI EAFE Index Portfolio	70,219	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Russell 2000 Index Portfolio	23,252	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Stock Index Portfolio	1,165,207	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MFS® Total Return Portfolio	127,350	0.070%	$200 million to $250 million
		0.020%	$250 million to $500 million
		0.050%	$500 million to $1 billion
		0.075%	$1 billion to $1.25 billion
		0.025%	$1.25 billion to $1.5 billion
		(0.025)%	$1.5 billion to $3.84 billion
MFS® Value Portfolio	1,614,871	0.100%	Of the first $100 million
		0.050%	Of the next $100 million
		0.075%	Of the next $50 million
		0.025%	Of the next $250 million
		0.050%	Of the next $250 million
		0.025%	$1 billion to $1.5 billion
		0.100%	Of the next $1.5 billion
		0.125%	On amounts in excess of $3 billion
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Portfolio	Fees waived for the the year ended December 31, 2025	% per Annum Reduction	Average Daily Net Assets
Neuberger Berman Genesis Portfolio	$533,008	0.075%	Of the first $500 million
		0.050%	On amounts in excess of $500 million
T. Rowe Price Large Cap Growth Portfolio (a)	1,351,122	0.090%	Of the first $50 million
		0.060%	Of the next $50 million
		0.070%	Of the next $900 million
		0.045%	Of the next $500 million
		0.060%	Of the next $1.5 billion
		0.075%	On amounts in excess of $3 billion
VanEck Global Natural Resources Portfolio	445,058	0.050%	Of the first $500 million
		0.075%	On amounts in excess of $500 million
Western Asset Management Strategic Bond Opportunities Portfolio	852,487	0.055%	Of the first $500 million
		0.025%	Of the next $500 million
		0.050%	Of the next $1 billion
		0.075%	On amounts in excess of $2 billion
Western Asset Management U.S. Government Portfolio	206,758	0.030%	Of the first $100 million
		0.050%	$200 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)	Fee waiver schedule applies provided the Portfolio's average daily net assets exceed $2 billion. If average daily net assets fall below $2 billion, a different fee schedule will apply.
Additionally, for the Western Asset Management U.S. Government Portfolio (the “Western U.S. Government Portfolio”), for the period May 1, 2025 to April 30, 2026, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western U.S. Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western U.S. Government Portfolio and those of Western Asset Management Government Income Portfolio, a series of Brighthouse Funds Trust I also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2025. $91,833 was waived for the year ended December 31, 2025 and is included in the amount shown as a management fee waiver in the Western U.S. Government Portfolio’s Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the year ended December 31, 2025 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations.
Portfolio	Fees voluntarily waived for the year ended December 31, 2025
Brighthouse/Wellington Balanced Portfolio	$318,997
Brighthouse/Wellington Core Equity Opportunities Portfolio	832,349
T. Rowe Price Large Cap Growth Portfolio	503,697
T. Rowe Price Small Cap Growth Portfolio	234,053
During the year ended December 31, 2025 Massachusetts Financial Services Company, ("MFS") the subadviser to the Portfolios, voluntarily reimbursed the MFS Total Return and MFS Value Portfolios for certain trading costs. These reimbursements amounted to $4,324 and $31,545 respectively and are reflected in the amount shown as Other income in each Portfolio’s Statement of Operations and had no impact on the total return of each Portfolio.
Expense Limitation Agreement - Pursuant to an expense agreement relating to each class of the Brighthouse Asset Allocation 20 Portfolio, Brighthouse Investment Advisers has contractually agreed, from May 1, 2025 to April 30, 2026, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on the Asset Allocation Portfolio’s then-current fiscal year). For the Brighthouse Asset Allocation 20 Portfolio, this subsidy, and identical subsidies in effect in earlier periods, are subject to the obligation of each class of the Portfolio to repay Brighthouse Investment Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of the Brighthouse Asset Allocation 20 Portfolio is obligated to repay any expense paid by Brighthouse
BHFTII-437

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
Investment Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of the Portfolio’s net average daily net assets) in effect from May 1, 2025 to April 30, 2026 are 0.10% and 0.35% for Class A and B, respectively.
As of December 31, 2025, the amount of expenses deferred in 2021 subject to repayment until December 31, 2026 was $172,017. The amount of expenses deferred in 2022 subject to repayment until December 31, 2027 was $151,581. The amount of expenses deferred in 2023 subject to repayment until December 31, 2028 was $196,436. The amount of expenses deferred in 2024 subject to repayment until December 31, 2029 was $210,059. The amount of expenses deferred in 2025 subject to repayment until December 31, 2030 was $201,546.
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees – The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class D, Class E, Class F and Class G shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F, and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the year ended December 31, 2025 are shown as Distribution and service fees in the Portfolio’s Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust I, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio’s Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio’s Statement of Assets and Liabilities.
6.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
7.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments. At December 31, 2025, the BlackRock Bond Income Portfolio had an outstanding commitment of $81,459 to purchase a corporate bond issued by New Generation Gas Gathering LLC. Unrealized appreciation (depreciation) on any commitments outstanding at December 31, 2025 is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, if applicable. Outstanding commitments would be considered Level 3 in the fair value hierarchy at December 31, 2025.
8.
Operating Segments
The Trust has adopted Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Trust’s President and Chief Executive Officer acts as the Portfolios’ chief operating decision maker ("CODM"). Each Portfolio operates as a single reportable segment, which
BHFTII-438

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
reflects how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolio’s objective and the terms of its prospectus and evaluates the total return of the Portfolio versus its comparative benchmark(s). The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios,changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolio’s financial statements and financial highlights.
9.
Income Tax Information
The cost basis of investments for federal income tax purposes at December 31, 2025 was as follows:
Portfolio	Cost Basis of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Baillie Gifford International Stock Portfolio	$1,049,703,054	$418,520,527	$(91,364,188)	$327,156,339
BlackRock Bond Income Portfolio	3,101,838,926	41,582,426	(143,051,724)	(101,469,298)
BlackRock Capital Appreciation Portfolio	1,122,100,659	700,439,325	(15,728,168)	684,711,157
BlackRock Ultra-Short Term Bond Portfolio	753,391,460	285,642	(8,463)	277,179
Brighthouse Asset Allocation 20 Portfolio	330,960,846	6,195,179	(33,664,726)	(27,469,547)
Brighthouse Asset Allocation 40 Portfolio	3,197,428,148	155,378,088	(255,283,393)	(99,905,305)
Brighthouse Asset Allocation 60 Portfolio	8,575,173,729	639,844,108	(520,035,440)	119,808,668
Brighthouse Asset Allocation 80 Portfolio	7,663,019,398	742,404,631	(288,763,068)	453,641,563
Brighthouse/Artisan Mid Cap Value Portfolio	638,587,872	153,916,415	(23,622,768)	130,293,647
Brighthouse/Dimensional International Small Company Portfolio	405,653,364	172,956,946	(78,679,541)	94,277,405
Brighthouse/Wellington Balanced Portfolio	1,169,146,084	164,397,332	(62,366,497)	102,030,835
Brighthouse/Wellington Core Equity Opportunities Portfolio	2,187,906,636	682,194,063	(49,071,161)	633,122,902
Frontier Mid Cap Growth Portfolio	980,146,809	166,207,813	(52,968,158)	113,239,655
Jennison Growth Portfolio	1,528,768,402	1,392,054,979	(40,460,408)	1,351,594,571
Loomis Sayles Small Cap Core Portfolio	260,825,036	104,836,462	(10,773,639)	94,062,823
Loomis Sayles Small Cap Growth Portfolio	245,306,315	91,939,777	(7,462,730)	84,477,047
MetLife Aggregate Bond Index Portfolio	3,696,051,933	57,621,170	(186,250,574)	(128,629,404)
MetLife Mid Cap Stock Index Portfolio	953,003,763	317,358,998	(65,478,774)	251,880,224
MetLife MSCI EAFE Index Portfolio	1,011,986,866	496,848,540	(43,762,462)	453,086,078
MetLife Russell 2000 Index Portfolio	806,612,508	355,816,432	(94,137,516)	261,678,916
MetLife Stock Index Portfolio	3,746,022,112	6,118,771,840	(205,806,195)	5,912,965,645
MFS® Total Return Portfolio	541,776,269	92,143,471	(28,352,217)	63,791,254
MFS® Value Portfolio	1,844,333,299	890,661,128	(50,889,741)	839,771,387
Neuberger Berman Genesis Portfolio	596,483,455	212,236,090	(23,772,047)	188,464,043
T. Rowe Price Large Cap Growth Portfolio	1,154,163,984	1,129,091,892	(41,387,468)	1,087,704,424
T. Rowe Price Small Cap Growth Portfolio	954,364,347	244,619,973	(55,011,724)	189,608,249
VanEck Global Natural Resources Portfolio	686,346,229	176,834,371	(27,067,971)	149,766,400
Western Asset Management Strategic Bond Opportunities Portfolio	2,059,294,304	55,169,077	(63,402,822)	(8,233,745)
Western Asset Management U.S. Government Portfolio	1,336,950,745	12,307,204	(54,946,010)	(42,638,806)
BHFTII-439

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
The tax character of distributions paid for the years ended December 31, 2025, and December 31, 2024 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Baillie Gifford International Stock Portfolio	$8,776,696	$55,570,088	$—	$11,678,996	$92,485,066	$—
BlackRock Bond Income Portfolio	137,901,174	—	—	114,091,303	—	—
BlackRock Capital Appreciation Portfolio	5,900,352	234,051,890	—	25,616,623	80,768,052	—
BlackRock Ultra-Short Term Bond Portfolio	38,398,155	—	—	44,882,459	—	—
Brighthouse Asset Allocation 20 Portfolio	10,083,743	—	—	9,969,043	—	—
Brighthouse Asset Allocation 40 Portfolio	85,581,351	36,834,271	—	83,161,264	5,700,291	—
Brighthouse Asset Allocation 60 Portfolio	194,144,843	229,892,200	—	174,877,611	156,795,463	—
Brighthouse Asset Allocation 80 Portfolio	136,837,059	286,039,934	—	116,744,455	167,891,449	—
Brighthouse/Artisan Mid Cap Value Portfolio	10,060,804	122,040,724	—	8,773,853	68,089,626	—
Brighthouse/Dimensional International Small Company Portfolio	16,722,827	24,720,435	—	15,628,211	8,192,987	—
Brighthouse/Wellington Balanced Portfolio	41,604,710	116,193,268	—	22,599,586	37,508,661	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	41,802,832	354,607,706	—	42,791,151	107,942,995	—
Frontier Mid Cap Growth Portfolio	—	52,339,955	—	2,291,733	—	—
Jennison Growth Portfolio	—	512,556,380	—	—	331,919,887	—
Loomis Sayles Small Cap Core Portfolio	506,491	42,492,112	—	359,393	25,997,043	—
Loomis Sayles Small Cap Growth Portfolio	—	37,804,147	—	—	3,302,812	—
MetLife Aggregate Bond Index Portfolio	70,588,961	—	—	56,509,638	—	—
MetLife Mid Cap Stock Index Portfolio	34,289,675	66,934,097	—	18,157,196	48,486,055	—
MetLife MSCI EAFE Index Portfolio	26,545,174	10,430,147	—	29,150,225	8,877,630	—
MetLife Russell 2000 Index Portfolio	11,125,245	50,853,879	—	11,820,018	29,380,979	—
MetLife Stock Index Portfolio	111,539,618	759,655,192	—	98,736,991	480,679,790	—
MFS® Total Return Portfolio	16,044,201	39,967,120	—	15,087,099	29,348,126	—
MFS® Value Portfolio	45,431,556	297,076,862	—	49,396,123	252,521,382	—
Neuberger Berman Genesis Portfolio	1,074,333	107,169,209	—	852,138	88,376,066	—
T. Rowe Price Large Cap Growth Portfolio	—	314,828,015	—	—	128,882,716	—
T. Rowe Price Small Cap Growth Portfolio	42,819,068	196,239,509	—	444,864	63,171,806	—
VanEck Global Natural Resources Portfolio	24,671,070	13,199,536	—	21,227,812	30,184,927	—
Western Asset Management Strategic Bond Opportunities Portfolio	143,043,189	—	—	158,648,637	—	—
Western Asset Management U.S. Government Portfolio	50,845,555	—	—	41,999,827	—	—
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
Baillie Gifford International Stock Portfolio	$8,164,559	$108,055,468	$324,562,081	$—
BlackRock Bond Income Portfolio	116,060,239	—	(101,452,626)	(475,600,369)
BlackRock Capital Appreciation Portfolio	—	374,196,195	684,712,549	—
BlackRock Ultra-Short Term Bond Portfolio	30,027,615	—	277,179	(307)
Brighthouse Asset Allocation 20 Portfolio	12,507,537	—	(27,469,547)	(3,719,135)
Brighthouse Asset Allocation 40 Portfolio	110,190,625	84,764,478	(99,905,305)	—
Brighthouse Asset Allocation 60 Portfolio	242,296,253	469,206,834	119,808,668	—
Brighthouse Asset Allocation 80 Portfolio	163,885,347	675,831,941	453,641,563	—
Brighthouse/Artisan Mid Cap Value Portfolio	8,068,342	6,356,387	130,293,647	—
Brighthouse/Dimensional International Small Company Portfolio	18,551,840	25,722,277	94,413,043	—
Brighthouse/Wellington Balanced Portfolio	41,501,551	76,137,921	102,009,893	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	44,253,593	288,405,939	633,127,197	—
Frontier Mid Cap Growth Portfolio	31,360,673	112,814,313	113,239,655	—
Jennison Growth Portfolio	—	467,712,649	1,351,594,919	—
Loomis Sayles Small Cap Core Portfolio	2,375,181	25,171,844	94,062,822	—
Loomis Sayles Small Cap Growth Portfolio	—	24,160,111	84,477,047	—
MetLife Aggregate Bond Index Portfolio	136,979,773	—	(128,629,404)	(181,581,378)
MetLife Mid Cap Stock Index Portfolio	14,049,349	97,350,216	251,880,224	—
MetLife MSCI EAFE Index Portfolio	55,823,662	124,735,957	453,444,022	—
MetLife Russell 2000 Index Portfolio	16,726,105	66,609,643	261,678,920	—
BHFTII-440

Brighthouse Funds Trust II
Notes to Financial Statements — December 31, 2025— (Continued)
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
MetLife Stock Index Portfolio	$107,799,858	$1,005,401,341	$5,912,965,645	$—
MFS® Total Return Portfolio	15,833,316	36,258,905	63,804,716	—
MFS® Value Portfolio	43,046,041	180,703,805	839,952,450	—
Neuberger Berman Genesis Portfolio	1,535,308	98,421,487	188,464,041	—
T. Rowe Price Large Cap Growth Portfolio	17,594,520	348,142,943	1,087,704,945	—
T. Rowe Price Small Cap Growth Portfolio	11,490,966	123,712,591	189,608,249	—
VanEck Global Natural Resources Portfolio	30,006,718	63,497,219	149,769,425	—
Western Asset Management Strategic Bond Opportunities Portfolio	128,627,138	—	(8,110,345)	(655,538,771)
Western Asset Management U.S. Government Portfolio	48,056,166	—	(42,638,806)	(233,519,971)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
The accumulated capital losses carried forward as of December 31, 2025 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term
BlackRock Bond Income Portfolio	$164,485,212	$311,115,157	$—
BlackRock Ultra-Short Term Bond Portfolio	307	—	—
Brighthouse Asset Allocation 20 Portfolio	—	3,719,135	1,078,091
MetLife Aggregate Bond Index Portfolio	20,304,109	161,277,269	—
Western Asset Management Strategic Bond Opportunities Portfolio	161,591,151	493,947,620	—
Western Asset Management U.S. Government Portfolio	31,030,993	202,488,978	—
BHFTII-441

Brighthouse Funds Trust II
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust II and the Shareholders of the Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Portfolios listed in the table below (the "Portfolios"), each a portfolio of Brighthouse Funds Trust II, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Portfolios	Portfolios
Baillie Gifford International Stock Portfolio	Loomis Sayles Small Cap Growth Portfolio
BlackRock Bond Income Portfolio	MetLife Aggregate Bond Index Portfolio
BlackRock Capital Appreciation Portfolio	MetLife Mid Cap Stock Index Portfolio
BlackRock Ultra-Short Term Bond Portfolio	MetLife MSCI EAFE® Index Portfolio
Brighthouse Asset Allocation 20 Portfolio	MetLife Russell 2000® Index Portfolio
Brighthouse Asset Allocation 40 Portfolio	MetLife Stock Index Portfolio
Brighthouse Asset Allocation 60 Portfolio	MFS® Total Return Portfolio
Brighthouse Asset Allocation 80 Portfolio	MFS® Value Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio	Neuberger Berman Genesis Portfolio
Brighthouse/Dimensional International Small Company Portfolio	T. Rowe Price Large Cap Growth Portfolio
Brighthouse/Wellington Balanced Portfolio	T. Rowe Price Small Cap Growth Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio	VanEck Global Natural Resources Portfolio
Frontier Mid Cap Growth Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Jennison Growth Portfolio	Western Asset Management U.S. Government Portfolio
Loomis Sayles Small Cap Core Portfolio
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of
BHFTII-442

Brighthouse Funds Trust II
Report of Independent Registered Public Accounting Firm
December 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTII-443

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)
At a meeting held on November 20-21, 2025 (the “November Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust II (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940 (the “1940 Act”), approved the continuation of the Trust’s advisory agreements (each an “Advisory Agreement”) with Brighthouse Investment Advisers, LLC (the “Adviser”) for the series of the Trust (each a “Portfolio,” and collectively, the “Portfolios”). At the November Meeting, the Board, including a majority of the Independent Trustees, also approved the continuation of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively with each Advisory Agreement, the “Agreements”) between the Adviser and the investment sub-advisers and sub-sub-advisers (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”) for the Portfolios that had engaged a Sub-Adviser (each, a “Sub-Advised Portfolio” and collectively, the “Sub-Advised Portfolios”). Each Agreement was approved for the annual contract renewal period from January 1, 2026 through December 31, 2026.
The Board met with personnel of the Adviser on September 29-30, 2025 (the “September Meeting”) for the specific purpose of giving preliminary consideration to the proposed continuation of the Agreements for each Portfolio, and the Board reviewed and discussed specific information that the Adviser and Sub-Advisers, as applicable, had provided at the request of the Independent Trustees.  During and after the September Meeting, the Independent Trustees requested additional information and clarifications that the Adviser provided at the November Meeting (the September Meeting and the November Meeting are referred to collectively as, the “Meetings”).  The Board has five regularly scheduled meetings each year, including the September Meeting, and takes into account throughout the year matters bearing on the Agreements.  During the contract renewal process, and throughout the year, the Independent Trustees were advised by independent legal counsel, and they met with independent legal counsel in executive sessions outside of the presence of management on a number of occasions to discuss, among other things, the renewal of the Agreements.
In considering the continuation of the Agreements, the Board reviewed a variety of materials that were provided for the specific purpose of assisting the Board in the renewal process and that were provided to and discussed with the Board throughout the year.  In particular, information for each Portfolio included, but was not limited to, reports on investment performance, expenses, legal and compliance matters, and asset valuation.  Information about the Adviser and each Sub-Adviser, as applicable, included, but was not limited to, reports on the business, operations, and performance of the Adviser and the Sub-Advisers. The Board considered the potential effect on the Adviser’s day-to-day management of the Portfolios of the acquisition of Brighthouse Financial, Inc., the parent company of the Adviser, by Aquarian Capital LLC, which had been recently announced. The Board acknowledged that the acquisition could result in an assignment of the Portfolios’ Agreements, which the Board would formally address in 2026.In considering the continuation of the Agreements, the Board also reviewed, among other things, a report for each Portfolio that was prepared by Broadridge (“Broadridge”), an independent organization, which set  forth comparative performance and expense information for each Portfolio.  In addition, the Independent Trustees reviewed a report that was prepared by JDL Consultants, LLC (“JDL”), an independent consultant to the Independent Trustees, which examined the Broadridge reports for each Portfolio (“JDL Report”).  The Independent Trustees met in executive session with representatives of JDL at the time of the September Meeting to discuss the JDL Report.
At the November Meeting, the Board, including a majority of the Independent Trustees, concluded that the nature, extent, and quality of services provided by the Adviser and each Sub-Adviser supported the renewal of the applicable Agreements. The Board also concluded that each Agreement should continue, and that the fees paid by each Portfolio to the Adviser and to each Sub-Adviser, as applicable, appeared to be reasonable in light of the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser, respectively.  Further, the Board concluded that the Adviser’s profitability in providing services under each Advisory Agreement did not appear unreasonable in light of the nature, extent, and quality of the services provided by the Adviser.  The Board reviewed the extent to which the investment advisory fees paid by the Portfolios shared economies of scale with investors or entailed the potential to share economies of scale with investors and concluded that those considerations generally supported the renewal of each Agreement.  Finally, the Board considered the Adviser’s recommendation that it approve the renewal of each Sub-Advisory Agreement.
In approving the continuation of each Agreement, the Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them.  The Board evaluated the information provided to it on a Portfolio-by-Portfolio basis, and its decision was made separately with respect to each Portfolio through the exercise of its business judgment.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decisions.  The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the various Portfolios.
Nature, extent and quality of services. The Board evaluated the nature, extent, and quality of the services that the Adviser and the Sub-Advisers, as applicable, provided to the Portfolios.  The Board considered the Adviser’s services as investment manager to the Portfolios, including information with respect to investment programs and personnel, succession management of key personnel, oversight of transition management (as applicable), compliance programs and personnel, and risk management programs, among other things. The Board considered the Adviser’s services as investment manager to the Sub-Advised Portfolios, including its services relating
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to the oversight of the Sub-Advisers and, in particular, each Sub-Adviser’s investment programs and personnel, succession management of key personnel, trading practices, compliance programs and personnel, and risk management programs, among other things.  The Adviser’s services in coordinating and overseeing the activities of the Trust’s other service providers were also considered.  The Board also considered the systems and processes required by the Adviser to meet additional regulatory and compliance requirements, including related to liquidity, valuation, and derivatives risk management, as relevant. The Board considered information received from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures that were established pursuant to Rule 38a-l under the 1940 Act, and relevant aspects of the Adviser’s and Sub-Advisers’ compliance policies and procedures, as applicable.  The Board also noted that it was the practice of the Adviser’s investment, compliance, and legal staff to review and assess the services that are provided to the Portfolios, including for the Sub-Advised Portfolios, to conduct periodic meetings with the Sub-Advisers throughout the year, and that personnel of the Adviser routinely prepare and present reports to the Board regarding those meetings.  In addition, during the Meetings and throughout the year, the Board considered the expertise, experience, and performance of the personnel of the Adviser who performed the various services that are mentioned above. With respect to the services provided by each of the Sub-Advisers for the Sub-Advised Portfolios, the Board considered a variety of information that the Adviser and each Sub-Adviser prepared for the Board’s review.  The Board considered each Sub-Adviser’s investment process, each Sub-Adviser’s overall organization and business plans and the investment performance experienced by the Sub-Advised Portfolio (as described in more detail below).  The Board took into account that each Sub-Adviser’s responsibilities include, among other things, the development and maintenance of an investment program for the applicable Sub-Advised Portfolio, the selection of investments and the placement of orders for the purchase and sale of such assets, and the implementation of compliance controls related to the performance of these services.  The Board considered, based on the information provided, each Sub-Adviser’s staffing with respect to the management of the Sub-Advised Portfolio and other information relating to the Sub-Adviser’s business and operations.  The Board also considered the Sub-Adviser’s overall resources and information with respect to any recent turnover of key personnel at the Sub-Adviser. The Board reviewed each Sub-Adviser’s investment experience, as well as information provided regarding the Sub-Adviser’s personnel who provide services to the Sub-Advised Portfolios.  The Board also considered, among other things, information about each Sub-Adviser’s compliance and risk management programs, including regarding any compliance matters involving a Sub-Adviser that had been brought to the Board’s attention during the year, as well as the Sub-Adviser’s trading practices and the Adviser’s assessment of the financial condition of each Sub-Adviser.
With respect to the Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio and Brighthouse Asset Allocation 80 Portfolio (the “Asset Allocation Portfolios”), the Board noted that the Adviser employs at its own expense an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Asset Allocation Portfolios and investments in other Portfolios of the Trust and Brighthouse Funds Trust I (the “Underlying Portfolios”).  Additionally, the Board considered that a committee, consisting of investment professionals from the Adviser, meets regularly to review the management of the Asset Allocation Portfolios, including asset allocations and performance metrics.
Performance. The Board placed emphasis on the performance of each Portfolio in the context of the Portfolio’s investment objectives and strategies and the performance of the relevant markets in which the Portfolio invests.  The Board considered the Adviser’s periodic presentations to the Board of detailed information about each Portfolio’s performance results in light of relevant market conditions.  The Board reviewed and considered the reports prepared by Broadridge, which provided a statistical analysis comparing each Portfolio’s investment performance to that of comparable funds underlying variable insurance products (the “Performance Universe”), and the JDL Report.  The Board also compared the performance of each Sub-Advised Portfolio to that of comparable funds and other accounts that were managed by the relevant Sub-Adviser, to the extent such information was provided.  The Board considered each Portfolio’s performance for periods subsequent to the performance period covered by the Broadridge reports and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between a Portfolio and the other funds in a Broadridge category (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the peer group members.
The Board focused particular attention on Portfolios with less favorable performance records.  The Board noted the Adviser’s focus on each Sub-Adviser’s performance and that the Adviser had been active in monitoring and responding to any performance issues with respect to the Sub-Advised Portfolios.
Fees and Expenses. The Board gave consideration to the levels and structures of  the fees payable under the Agreements.  The Board reviewed and considered the information in the JDL Report concerning fees and expenses.  The Board also reviewed and considered the Broadridge report for each Portfolio, which included various comparisons of the Portfolio’s fees (at December 31, 2024 and various asset levels) and expenses with those of its peers, including, as applicable, a broad group of peer funds (“Expense Universe”) and a narrower group of peer funds (“Expense Group”), and, for the Sub-Advised Portfolios, also a broad group of peer sub-advised funds (“Sub-advised Expense Universe”) and a narrower group of peer sub-advised funds (“Sub-advised Expense Group”).  In particular, the Board reviewed,
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as applicable, comparisons of each Portfolio’s actual management fees and/or actual total expenses with its Expense Universe, Expense Group, and Sub-advised Expense Universe, and contractual sub-adviser fees with its Sub-advised Expense Universe and Sub-advised Expense Group.  The Board considered that Broadridge selected the peer funds, which were funds underlying variable insurance products that Broadridge deemed to be comparable to the Portfolios.  The Board considered that the fee and expense information in the Broadridge report for each Portfolio reflected information as of the Portfolio’s most recent fiscal year end at the time the Broadridge report was issued and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.  In addition, for the Sub-Advised Portfolios, the Board compared the fee payable to a Sub-Adviser by the Adviser with respect to the Portfolio to the fee payable to the Sub-Adviser by other comparable funds and other accounts, to the extent such information was provided, including the Sub-Adviser’s explanation of differences among the funds and other accounts where relevant. For the Sub-Advised Portfolios, the Board noted that the sub-advisory fees for the Portfolios are negotiated at arm’s length by the Adviser and are paid by the Adviser out of its advisory fees.  The Board also considered that the Adviser had entered into agreements with certain of the Portfolios to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting a Portfolio’s total annual operating expenses or passing through the benefit of a subadvisory fee concession to a Portfolio, as applicable.
Profitability.  The Board examined the profitability to the Adviser of each Advisory Agreement, on a Portfolio-by-Portfolio basis.  In the case of the Asset Allocation Portfolios, the Board also considered the Adviser’s analysis of its profitability that was attributable to its management of the Underlying Portfolios of the Trust and Brighthouse Funds Trust I in which the Asset Allocation Portfolios invest.  For the Sub-Advised Portfolios, the Board considered the profitability to the Sub-Advisers and their affiliates as a result of their relationships with the Sub-Advised Portfolios, to the extent provided, and the Board considered the ability of the Adviser to negotiate with a Sub-Adviser at arm’s length.  In reviewing the profitability information, the Board recognized that expense allocation methodologies are inherently subjective and various methodologies may be reasonable while producing different results.
Economies of scale. The Board considered each Portfolio’s fees in light of its size. The Board noted the fee schedules for the Portfolios that contain breakpoints that reduce the fee rate above specified asset levels, including breakpoints in the Advisory Agreements and any corresponding Sub-Advisory Agreement. The Board noted those Portfolios that did not have breakpoints in their advisory fees and considered management’s explanation of the same.
The Board considered the effective fees under the Advisory Agreement and Sub-Advisory Agreement, as applicable, for each Portfolio as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Portfolio grow. The Board examined, among other data, the effect of a Portfolio’s growth in size, and reduction in size, on various fee schedules. The Board also generally noted that if a Portfolio’s assets increase over time, the Portfolio may realize economies of scale if assets increase proportionally more than certain other expenses.
Other factors. The Board considered other benefits that may be realized by the Adviser and its affiliates from their relationships with the Trust.  Among the benefits realized by the Adviser, the Board recognized that Brighthouse Securities, LLC, as the distributor for the Trust, receives payments pursuant to Rule 12b-1 from the Portfolios to help compensate for the provision of shareholder services and distribution activities.  The Board considered that a Sub-Adviser may engage in soft dollar transactions in managing a Sub-Advised Portfolio.  In addition, for the Sub-Advised Portfolios, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers that may, from time to time, receive brokerage commissions from a Sub-Advised Portfolio in connection with the sale of portfolio securities (subject to applicable best execution obligations).  The Board also considered that a Sub-Adviser and its affiliates could benefit from the opportunity to provide advisory services to additional portfolios of the Trust and overall reputational benefits.
The Board considered information from the Adviser and Sub-Advisers, as applicable, pertaining to potential conflicts of interest, and the manner in which any potential conflicts were mitigated.  In its review, the Board considered information regarding various business relationships among the Adviser and its affiliates and various Sub-Advisers and their affiliates. The Board also considered information about services and/or payments provided to the Adviser by the Sub-Advisers in connection with marketing activities.  The Board considered representations from the Adviser that such business relationships and any payments were not considered in the Adviser’s recommendation to renew any of the Sub-Advisory Agreements.
* * * * *
Baillie Gifford International Stock Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Baillie Gifford Overseas Limited regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2025, and underperformed the median and average of its Performance Universe for the five-year period ended June 30, 2025. The Board further considered that the Portfolio
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underperformed its benchmark, the MSCI All Country World ex-U.S. Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BlackRock Bond Income Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and BlackRock Advisors, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.  The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BlackRock Capital Appreciation Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and BlackRock Advisors, LLC regarding the Portfolio:Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one- and five-year periods ended June 30, 2025, and outperformed the median and average of its Performance Universe for the three-year period ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the one- and five-year periods ended October 31, 2025, and outperformed the same benchmark for the three-year period ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BlackRock Ultra-Short Term Bond Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and BlackRock Advisors, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2025, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Bank of America/Merrill Lynch 3-Month T-Bill Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below
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the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Brighthouse/Artisan Mid Cap Value Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Artisan Partners Limited Partnership regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell Midcap Value Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median, the Expense Universe median and the Sub-advised Expense Universe median. The Board further considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) below the Expense Group median, equal to the Expense Universe median, and above the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Brighthouse/Dimensional International Small Company Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Dimensional Fund Advisors LP regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio outperformed its benchmark, the MSCI World ex-U.S. Small Cap Index, for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board also noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Brighthouse/Wellington Balanced Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Wellington Management Company LLP regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2025, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2025.  The Board further considered that the Portfolio underperformed its blended benchmark, the S&P 500 Index (60%) & Bloomberg U.S. Aggregate Bond Index (40%), for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fee and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Universe and the Sub-advised Expense Group at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Brighthouse/Wellington Core Equity Opportunities Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Wellington Management Company LLP regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance and additional information with respect to the Portfolio’s performance, including in light of its investment strategies and prevailing market conditions.
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The Board also considered that the Portfolio’s actual management fees were below the Expense Universe median and the Expense Group median, and above the Sub-advised Expense Universe median. The Board considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Universe median, the Expense Group median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Universe and the Sub-advised Expense Group at the Portfolio’s current size.  The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Brighthouse Asset Allocation 20 Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the average and median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed the Brighthouse AA 20 Narrow Index for the one- and three-year periods ended October 31, 2025, and outperformed the same index for the five-year period ended October 31, 2025. The Board also took into account that the Portfolio outperformed its benchmark, the Dow Jones Conservative Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Expense Universe median. The Board also considered that the Portfolio’s total expenses (inclusive of underlying fund expenses and exclusive of 12b-1 fees) were equal to the Expense Group median and above the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted the presence of the expense cap in effect for the Portfolio.
Brighthouse Asset Allocation 40 Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the average of its Performance Universe for the one- and five-year periods ended June 30, 2025, and underperformed the average of its Performance Universe for the three-year period ended June 30, 2025. The Board also considered that the Portfolio underperformed the median of its Performance Universe for the one- and three-year periods ending June 30, 2025, and outperformed the median of its Performance Universe for the five-year period ended June 30, 2025.  The Board further considered that the Portfolio underperformed the Brighthouse AA 40 Narrow Index for the one-, three-, and five-year periods ended October 31, 2025. In addition, the Board noted that the Portfolio outperformed its benchmark, the Dow Jones Moderately Conservative Portfolio Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Expense Universe median. The Board also considered that the total expenses (inclusive of underlying fund expenses and exclusive of 12b-1 fees) were below the Expense Group median and above the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
Brighthouse Asset Allocation 60 Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-year period ended June 30, 2025, and underperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed the Brighthouse AA 60 Narrow Index for the one-, three-, and five-year periods ended October 31, 2025.  The Board also noted that the Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, for the one-year period ended October 31, 2025, and outperformed the same benchmark for the three- and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Expense Universe median. The Board also considered that the total expenses (inclusive of underlying fund expenses and exclusive of 12b-1 fees) were below
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the Expense Group median and above the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
Brighthouse Asset Allocation 80 Portfolio. The Board also considered the following information in relation to the Agreement with the Adviser regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed the Brighthouse AA 80 Narrow Index for the one-, three-, and five-year periods ended October 31, 2025. The Board also took into account that the Portfolio underperformed its benchmark, the Dow Jones Moderately Aggressive Portfolio Index, for the one- and five-year periods ended October 31, 2025, and outperformed the same benchmark for the three-year period ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (inclusive of underlying fund expenses and exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size.
Frontier Mid Cap Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Frontier Capital Management Company, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell Midcap Growth Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median.  The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Universe and the Sub-advised Expense Group at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio. In addition, the Board considered that the Adviser had negotiated a waiver to the Portfolio’s sub-advisory fee schedule and that the Adviser agreed to waive a portion of its advisory fee in order for contract holders to benefit from the sub-advisory fee waiver from January 1, 2025 through April 30, 2027.
Jennison Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Jennison Associates LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the average of its Performance Universe for the one- and five-year periods ended June 30, 2025 and outperformed the average of its Performance Universe for the three-year period ended June 30, 2025. The Board also considered that the Portfolio outperformed the median of its Performance Universe for one- and three-year periods ended June 30, 2025 and underperformed the median of its Performance Universe for the five-year period ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the average of the Sub-advised Expense Universe and above the average of the Sub-advised Expense Group, each at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Loomis Sayles Small Cap Core Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Loomis, Sayles & Company, L.P. regarding the Portfolio:
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Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of one of its Performance Universes for the one-year period ended June 30, 2025 and outperformed the median and average of that same Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further noted that the Portfolio underperformed the median and average of its second Performance Universe for the one-year period ended June 30, 2025 and outperformed the median and average of that same Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 2000 Index, for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Loomis Sayles Small Cap Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Loomis, Sayles & Company, L.P. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the average of its Performance Universe for the one-year period ended June 30, 2025 and outperformed the average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board also considered that the Portfolio outperformed the median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025.  The Board further considered that the Portfolio underperformed its benchmark, the Russell 2000 Growth Index, for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MetLife Aggregate Bond Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median and the Expense Universe median, and equal to the Sub-advised Expense Universe median. The Board further considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were above the Expense Group median and the Expense Universe median, and equal to the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MetLife Mid Cap Stock Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-year period ended June 30, 2025, and outperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the S&P MidCap 400 Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
BHFTII-451

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median,  the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MetLife MSCI EAFE Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025.  The Board also considered that the Portfolio underperformed the median of its Performance Universe for the one-year period ended June 30, 2025 and outperformed the median of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board took into account that the Portfolio outperformed its benchmark, the MSCI EAFE Index, for the one-year period ended October 31, 2025 and underperformed that same benchmark for the three- and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median and above the Expense Universe median and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MetLife Russell 2000 Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and three-year periods ended June 30, 2025, and underperformed the median and average of its Performance Universe for the five-year period ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 2000 Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and above the Expense Universe median and the Sub-advised Expense Universe median.
The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MetLife Stock Index Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and MetLife Investment Management, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the S&P 500 Index, for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MFS Total Return Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Massachusetts Financial Services Company regarding the Portfolio:
BHFTII-452

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its blended benchmark, the S&P 500 Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%), for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees were below the Expense Group median and the Sub-advised Expense Universe median, and above the Expense Universe median. The Board also considered that the Portfolio’s total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
MFS Value Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Massachusetts Financial Services Company regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 1000 Value Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board further noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board took into account that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Neuberger Berman Genesis Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Neuberger Berman Investment Advisers LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the median and average of one of its Performance Universes for the one- and three-year periods ended June 30, 2025, and outperformed the median and average of that same Performance Universe for the five-year period ended June 30, 2025. The Board also considered that the Portfolio underperformed the median and average of its second Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio underperformed its benchmark, the Russell 2000 Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
T. Rowe Price Large Cap Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and T.  Rowe Price Associates, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the average of its Performance Universe for the one- and five-year periods ended June 30, 2025, and outperformed the average of its Performance Universe for the three-year period ended June 30, 2025. The Board also considered that the Portfolio underperformed the median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board also considered that the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
BHFTII-453

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
T. Rowe Price Small Cap Growth Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and T.  Rowe Price Associates, Inc. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio underperformed the average of its Performance Universe for the one-year period ended June 30, 2025, and outperformed the average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio outperformed the median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board also considered that the Portfolio underperformed its benchmark, the MSCI U.S. Small Cap Growth Index, for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
VanEck Global Natural Resources Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Van Eck Associates Corporation regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one- and five-year periods ended June 30, 2025 and underperformed the median and average of its Performance Universe for the three-year period ended June 30, 2025. The Board also considered that the Portfolio outperformed its benchmark, the S&P Global Natural Resources Index, for the one-year period ended October 31, 2025 and underperformed that same benchmark for the three- and five-year periods ended October 31, 2025. The Board took into account management’s discussion of the Portfolio’s performance, including with respect to prevailing market conditions.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were equal to the Expense Group median and the Sub-advised Expense Universe median, and above the Expense Universe median. The Board further noted that the Portfolio’s contractual management fees were above the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were above the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
Western Asset Management Strategic Bond Opportunities Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser, Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board considered that the Portfolio outperformed the median and average of its Performance Universe for the one-year period ended June 30, 2025 and underperformed the median and average of its Performance Universe for the three- and five-year periods ended June 30, 2025. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year periods ended October 31, 2025. The Board also considered that the Portfolio outperformed its blended benchmark for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median, the Expense Universe median, and the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were below the averages of the Sub-advised Expense Group and the Sub-advised Expense Universe at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BHFTII-454

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
Western Asset Management U.S. Government Portfolio. The Board also considered the following information in relation to the Agreements with the Adviser and Western Asset Management Company, LLC regarding the Portfolio:
Among other data relating specifically to the Portfolio’s performance, the Board also considered that the Portfolio outperformed the average of its Performance Universe for the one- and three-year periods ended June 30, 2025 and underperformed the average of its Performance Universe for the five-year period ended June 30, 2025. The Board also considered that the Portfolio outperformed the median of its Performance Universe for the one-, three-, and five-year periods ended June 30, 2025. The Board further considered that the Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index for the one-, three-, and five-year periods ended October 31, 2025. The Board also considered that the Portfolio outperformed its blended benchmark for the one-, three-, and five-year periods ended October 31, 2025.
The Board also considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the Expense Group median and the Expense Universe median, and equal to the Sub-advised Expense Universe median. The Board noted that the Portfolio’s contractual management fees were below the asset-weighted average of the Investment Classification/Objective group selected by Broadridge at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual sub-advisory fees were equal to the average of the Sub-advised Expense Group and below the Sub-advised Expense Universe, each at the Portfolio’s current size. The Board also noted the presence of certain management fee waivers in effect for the Portfolio.
BHFTII-455

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending December 31 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)(1) Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	March 6, 2026

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	March 6, 2026